UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”).

BMO Funds	August 31, 2018

Annual report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Commentaries (Unaudited)

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	2	BMO Ultra Short Tax-Free Fund	17
BMO Dividend Income Fund	3	BMO Short Tax-Free Fund	18
BMO Large-Cap Value Fund	4	BMO Short-Term Income Fund	19
BMO Large-Cap Growth Fund	5	BMO Intermediate Tax-Free Fund	20
BMO Mid-Cap Value Fund	6	BMO Strategic Income Fund	21
BMO Mid-Cap Growth Fund	7	BMO TCH Corporate Income Fund	22
BMO Small-Cap Value Fund	8	BMO TCH Core Plus Bond Fund	23
BMO Small-Cap Core Fund	9	BMO High Yield Bond Fund	24
BMO Small-Cap Growth Fund	10	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	25
BMO Global Low Volatility Equity Fund	11	BMO Tax-Free Money Market Fund	26
BMO Disciplined International Equity Fund	12	BMO Prime Money Market Fund	27
BMO Pyrford International Stock Fund	13	BMO Institutional Prime Money Market Fund	28
BMO LGM Emerging Markets Equity Fund	14	Explanation of the Indices and Notes in the Commentary	29
Alternative Funds:
BMO Alternative Strategies Fund	15
BMO Global Long/Short Equity Fund	16

Financial Information

Expense Example (Unaudited)			33

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	36	BMO Ultra Short Tax-Free Fund	70
BMO Dividend Income Fund	38	BMO Short Tax-Free Fund	72
BMO Large-Cap Value Fund	39	BMO Short-Term Income Fund	75
BMO Large-Cap Growth Fund	41	BMO Intermediate Tax-Free Fund	80
BMO Mid-Cap Value Fund	43	BMO Strategic Income Fund	83
BMO Mid-Cap Growth Fund	44	BMO TCH Corporate Income Fund	86
BMO Small-Cap Value Fund	46	BMO TCH Core Plus Bond Fund	90
BMO Small-Cap Core Fund	49	BMO High Yield Bond Fund	93
BMO Small Cap Growth Fund	51	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	96
BMO Global Low Volatility Equity Fund	53	BMO Tax-Free Money Market Fund	98
BMO Disciplined International Equity Fund	56	BMO Prime Money Market Fund	100
BMO Pyrford International Stock Fund	58	BMO Institutional Prime Money Market Fund	103
BMO LGM Emerging Markets Equity Fund	59
Alternative Funds:
BMO Alternative Strategies Fund	60
BMO Global Long/Short Equity Fund	67

Notes to Schedules of Investments			106
Statements of Assets and Liabilities			107
Statements of Operations			114
Statements of Changes in Net Assets			120
Financial Highlights			128
Notes to Financial Statements			139

Results of the Special Meetings of Shareholders (Unaudited)			169

Report of Independent Registered Public Accounting Firm			170

Directors and Officers of the Funds (Unaudited)			171

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)			173

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report	BMO Low Volatility Equity Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	13.96	—	9.91
Advisor Class (A) OFFER	8.23	—	8.59
Institutional Class (I)	14.12	11.76	12.21
Russell 1000® Index	19.82	14.37	14.97
Lipper U.S. Multi-Cap Core Funds Index	18.81	12.65	13.76

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Low Volatility Equity Fund (the Fund) returned 14.12% for the fiscal year ended August 31, 2018 versus the Russell 1000 Index and the Lipper U.S. Multi-Cap Core Funds Index, which returned 19.82% and 18.81%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Consistent with our long term objective, the Fund provided upside participation during another positive year for equities, while offering downside risk mitigation during periods of heighted volatility. Our emphasis on stocks with attractive valuations detracted from returns, as investors favored more expensive companies particularly in more growth-oriented areas of the market such as Information Technology. Our focus on risk reduction was a detractor as higher risk stocks were some of the best performers in the U.S. large cap market over the period. This factor was evident at the sector level where overweights in more defensive sectors like Consumer Staples and Utilities detracted from returns. On the other hand, an underweight to Materials and Industrials contributed positively to performance over the period. By security, Costco Wholesale Corporation (2.1% of the Fund, +50.37%) and Morningstar Inc. (1.2% of the Fund, +73.78%) contributed positively to performance, while Edison International (0.0% of the Fund, -19.82%) and Everest Re Group Ltd. (2.0% of the Fund, -9.74%) were top detractors.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BLVAX	09658W105	5/27/2014	1.03	0.90
Institutional (I)	MLVEX	09658L208	9/28/2012	0.78	0.65

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	14.2
Consumer Staples	14.5
Energy	4.9
Financials	14.2
Healthcare	17.3
Industrials	7.0
Information Technology	7.4
Materials	0.6
Real Estate	7.8
Telecommunication Services	0.4
Utilities	10.3
Other Assets & Liabilities, Net	1.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Dividend Income Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	21.90	—	11.61
Advisor Class (A) OFFER	15.83	—	10.28
Institutional Class (I)	22.17	13.54	14.11
Russell 1000® Value Index	12.47	11.22	13.58
Standard & Poor’s 500® Index	19.66	14.52	15.67
Lipper Equity Income Funds Index	13.47	10.87	12.39

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Dividend Income Fund (the Fund) returned 22.17% for the fiscal year ended August 31, 2018 versus the Russell 1000® Value Index, the Standard & Poor’s 500® Index and the Lipper Equity Income Funds Index, which returned 12.47%, 19.66% and 13.47%, respectively.

Taxes, trade, and interest rates were some of the primary influences of the market environment during the 2018 fiscal year. The 2017 tax reform package significantly boosted corporate earnings during the year. Forced repatriation also facilitated corporate stock buybacks. On trade, news on NAFTA and tariffs with the EU and China caused investor concern that negatively affected Industrial stocks. Finally, the steady increase in interest rates hurt bond-proxy sectors (e.g. Real Estate and Utilities) and helped Financials.

The Fund’s performance was hampered by our sector allocation as we were underweight cyclical sectors like Information Technology and Consumer Discretionary, while we were overweight defensive sectors like Real Estate, Telecom, and Utilities. Our sector allocation is partially a result of the Fund’s yield mandate. Defensive sectors typically have many stocks with above average yields, while higher growth sectors like Information Technology and Consumer Discretionary have been dominated by stocks with low or no dividend yield.

The Fund benefited from strong stock selection within the Industrial and Consumer Staples sectors. Boeing (2.0% of the Fund, +46.0% return) benefited from global growth and has seen demand for its airplanes grow. Investors have been attracted to the company’s cash flow generation and healthy capital return growth. Sysco (2.3% of the Fund, +45.4% return) benefited from strong industry dynamics, resulting in a string of positive revenue and earnings surprises.

Heading into fiscal year 2019, we believe several themes exist that will influence equity markets. From a policy standpoint, we believe investor sentiment will be influenced by the outcome of the November elections and any developments around trade. We expect corporate earnings will continue to benefit from tax reform and repatriation. Finally, the actions of the Federal Reserve will likely play an important role in the markets over the coming year. Accordingly, we have positioned the Fund to participate in appreciating markets while managing downside risks.

Fund Managers; Investment Experience

Kenneth M. Conrad, Ph.D., CFA; since 2000

Casey J. Sambs, CFA; since 2004

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BADIX	09658W204	5/27/2014	1.08	0.90
Institutional (I)	MDIVX	09658L604	12/29/2011	0.83	0.65

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	9.1
Consumer Staples	6.3
Energy	9.1
Financials	14.4
Healthcare	11.4
Industrials	6.0
Information Technology	21.4
Materials	2.7
Real Estate	5.8
Telecommunication Services	4.3
Utilities	7.0
Other Assets & Liabilities, Net	2.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Large-Cap Value Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Advisor Class (A) NAV	15.57	—	—	9.20
Advisor Class (A) OFFER	9.82			7.90
Institutional Class (I)	15.83	12.09	—	7.44
Retirement Class (R-6)	16.07	—	—	12.85
Russell 1000® Value Index	12.47	11.22	8.93	—
Lipper U.S. Multi-Cap Value Funds Index	11.28	10.09	8.37	—

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large-Cap Value Fund (the Fund) returned 15.83% for the fiscal year ended August 31, 2018 versus the Russell 1000® Value Index and the Lipper U.S. Multi-Cap Value Funds Index, which returned 12.47% and 11.28%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Over the 12-month period, the Fund outperformed its benchmark, primarily driven by strong performance of attractively valued companies with improving fundamentals. Additionally, both sector allocation and stock selection contributed positively to performance. The Fund’s underweight position to Consumer Staples and Telecommunications added to performance, while the Fund’s overweight to Industrials and underweight allocation to Information Technology detracted. Stock selection was strongest in Energy and Industrials and weakest in Financials and Materials. By security, top contributors to the Fund’s performance included Valero Energy Corp. (2.2% of the Fund, +78.61%) and F5 Networks Inc. (1.9% of the Fund, +58.42%). Top detractors included Owens Corning (1.0% of the Fund, -22.80%) and Unum Group (1.1% of the Fund, -21.92%).

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BALVX	09658W303	5/27/2014	0.88	0.80
Institutional (I)	MLVIX	09658L844	1/31/2008	0.63	0.55
Retirement (R-6)	BLCRX	09658W568	12/28/2015	0.48	0.40

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	9.4
Consumer Staples	4.6
Energy	10.5
Financials	20.9
Healthcare	15.3
Industrials	7.8
Information Technology	9.9
Materials	3.6
Real Estate	7.3
Utilities	8.5
Other Assets & Liabilities, Net	2.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Large-Cap Growth Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Investor Class (Y)	26.78	18.34	12.38	8.47
Advisor Class (A) NAV	26.84	—	—	16.27
Advisor Class (A) OFFER	20.49	—	—	14.89
Institutional Class (I)	27.19	18.64	—	11.81
Retirement Class (R-6)	27.36	—	—	20.01
Russell 1000® Growth Index	27.23	17.47	12.85	—
Lipper U.S. Multi-Cap Growth Funds Index	24.61	15.22	11.43	—

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large-Cap Growth Fund (the Fund) returned 27.19% for the fiscal year ended August 31, 2018 versus the Russell 1000® Growth Index and the Lipper U.S. Multi-Cap Growth Funds Index, which returned 27.23% and 24.61%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Over the 12-month period, fundamentally strong companies with positive investor interest contributed favorably to the Fund’s performance, while poor performance of attractively valued stocks detracted from returns. Additionally, the Fund’s performance was enhanced by strong stock selection, as sector allocation was a modest detractor to returns. The Fund’s underweight allocation to Telecommunications and Consumer Staples added to performance, while an overweight position in Real Estate and Health Care detracted. Stock selection was particularly strong in Information Technology and Consumer Staples while selection in Materials and Real Estate detracted from performance. By security, top contributors included Align Technology Inc. (0.0% of the Fund, +118.68%) and Fortinet Inc. (2.0% of the Fund, +94.71%) while Celgene Corporation (2.2% of the Fund, -32.02%) and Owens Corning (0.0% of the Fund, -26.89%) were top detractors during the period.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MASTX	09658L745	11/20/1992	0.88	0.79
Advisor (A)	BALGX	09658W402	5/27/2014	0.88	0.79
Institutional (I)	MLCIX	09658L752	1/31/2008	0.63	0.54
Retirement (R-6)	BLGRX	09658W576	12/28/2015	0.48	0.39

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	16.1
Consumer Staples	3.7
Energy	2.0
Financials	6.4
Healthcare	13.4
Industrials	10.7
Information Technology	40.7
Materials	1.9
Real Estate	3.4
Other Assets & Liabilities, Net	1.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Institutional Class, Advisor Class and Retirement R-6 shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Mid-Cap Value Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Advisor Class (A) NAV	10.89	—	—	7.79
Advisor Class (A) OFFER	5.32	—	—	6.51
Institutional Class (I)	11.21	10.33	—	8.91
Retirement Class (R-6)	11.41	—	—	8.22
Russell Midcap® Value Index	12.67	11.81	10.33	—
Lipper U.S. Mid-Cap Value Funds Index	12.86	10.22	9.36	—

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid-Cap Value Fund (the Fund) returned 11.21% for the fiscal year ended August 31, 2018 versus the Russell Mid-Cap® Value Index and the Lipper U.S. Mid-Cap Value Funds Index, which returned 12.67% and 12.86%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Over the 12-month period, fundamentally strong companies with positive investor interest contributed to the Fund’s performance. Conversely, our focus on stocks with attractive valuations was less effective as more expensive companies were in favor. Strong stock selection enhanced the Fund’s performance while sector allocation detracted from returns. The Fund’s underweight allocation to Real Estate contributed to performance, but was offset by our underweight to Financials. Stock selection was particularly strong in Healthcare and Consumer Discretionary, while selection in Information Technology and Materials detracted. By security, top contributors included Kohl’s Corporation (1.9% of the Fund, +107.44%) and Valero Energy Corp. (0.0% of the Fund, +78.61%) while Owens Corning (0.0% of the Fund, -22.80%) and Unum Group (1.1% of the Fund, -21.92%) were top detractors during the period.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAMCX	09658W501	5/27/2014	1.27	1.25
Institutional (I)	MRVIX	09658L711	1/31/2008	1.02	1.00
Retirement (R-6)	BMVGX	09658V438	5/27/2014	0.87	0.85

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	12.3
Consumer Staples	3.4
Energy	6.6
Financials	18.1
Healthcare	7.7
Industrials	10.8
Information Technology	10.4
Materials	5.7
Real Estate	13.9
Utilities	9.8
Other Assets & Liabilities, Net	1.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Mid-Cap Growth Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Advisor Class (A) NAV	29.40	—	—	9.43
Advisor Class (A) OFFER	22.92	—	—	8.13
Institutional Class (I)	29.76	11.14	—	9.44
Retirement Class (R-6)	29.96	—	—	9.88
Russell Midcap® Growth Index	25.06	14.19	11.64	—
Lipper U.S. Mid-Cap Growth Funds Index	25.84	13.63	10.72	—

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid-Cap Growth Fund (the Fund) returned 29.76% for the fiscal year ended August 31, 2018 versus the Russell Mid-Cap® Growth Index and the Lipper U.S. Mid-Cap Growth Funds Index, which returned 25.06% and 25.84%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Over the 12-month period, our preference for companies with positive or improving investor interest contributed favorably to the Fund’s performance. Additionally, our focus on fundamentals was rewarded as high-quality companies outperformed lower quality counterparts. The Fund’s performance also was enhanced by strong stock selection, while sector allocation was a modest detractor to returns. The Fund’s slight underweight position in Materials and Consumer Staples added to performance, while an overweight position in Real Estate detracted. Stock selection was particularly strong in Healthcare and Information Technology while selection in Consumer Discretionary and Real Estate detracted from performance. By security, Fortinet Inc. (1.9% of the Fund, +119.27%) and Bioverativ Inc. (0.0% of the Fund, +106.04%) and were top contributors, while Skechers U.S.A. Inc. (1.4% of the Fund, -27.96%) and Owens-Illinois Inc. (0.0% of the Fund, -26.04%) were top detractors.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BGMAX	09658W600	5/27/2014	1.38	1.25
Institutional (I)	MRMIX	09658L737	1/31/2008	1.13	1.00
Retirement (R-6)	BMGGX	09658V412	5/27/2014	0.98	0.85

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	15.9
Consumer Staples	2.9
Energy	2.9
Financials	7.0
Healthcare	17.0
Industrials	15.5
Information Technology	31.1
Materials	3.0
Real Estate	3.5
Other Assets & Liabilities, Net	1.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Small-Cap Value Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	20.32	—	8.27
Advisor Class (A) OFFER	14.31	—	6.97
Institutional Class (I)	20.67	10.13	11.56
Retirement Class (R-6)	20.89	—	8.73
Russell 2000® Value Index	20.05	11.72	10.72
Lipper U.S. Small-Cap Core Funds Index	23.40	12.36	11.38

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Value Fund (the Fund) returned 20.67% for the fiscal year ended August 31, 2018 versus the Russell 2000® Value Index and the Lipper U.S. Small-Cap Core Funds Index, which returned 20.05% and 23.40%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Over the 12-month period, strong performance from fundamentals contributed positively to performance, while our preference for companies with attractive valuations and positive investor interest was less effective. At the sector level, our overweight position in Healthcare and Industrials added to performance, while an overweight to Materials modestly detracted. Stock selection was strongest in Consumer Discretionary and Information Technology and weakest in Energy and Financials. By security, top contributors included Integer Holdings Corporation (1.1% of the Fund, +73.88%) and Enanta Pharmaceuticals Inc. (0.0% of the Fund, +112.16%) while Benchmark Electronics Inc. (0.5% of the Fund, -19.64%) and Hilltop Holdings Inc. (0.9% of the Fund, -11.29%) were top detractors for the period.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BACVX	09658W709	5/27/2014	1.49	1.24
Institutional (I)	MRSNX	09658L596	2/28/2011	1.24	0.99
Retirement (R-6)	BSVGX	09658V388	5/27/2014	1.09	0.84

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	8.7
Consumer Staples	0.9
Energy	7.1
Financials	25.7
Healthcare	8.5
Industrials	12.3
Information Technology	12.4
Materials	6.1
Real Estate	8.8
Telecommunication Services	1.1
Utilities	6.5
Other Assets & Liabilities, Net	1.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Small-Cap Core Fund

Average annual total returns (%)
	1-year	Since inception
Advisor Class (A) NAV	21.20	12.09
Advisor Class (A) OFFER	15.11	10.76
Institutional Class (I)	21.46	11.43
Russell 2000® Index	25.45	10.52
Lipper U.S. Small-Cap Core Funds Index	23.40	9.95

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Core Fund (the Fund) returned 21.46% for the fiscal year ended August 31, 2018 versus the Russell 2000® Index and the Lipper U.S. Small-Cap Core Funds Index, which returned 25.45% and 23.40%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Over the 12-month period, fundamentally strong companies with positive investor interest contributed favorably to the Fund’s performance, while poor performance of attractively valued stocks detracted from returns. The Fund’s underperformance was primarily driven by poor stock selection as sector allocation contributed modestly to returns. At the sector level, our overweight allocation to Healthcare and underweight to Real Estate added to performance, while a slight underweight to Consumer Discretionary detracted. Stock selection was particularly strong in Consumer Discretionary and weakest in Healthcare and Information Technology. By security, top performing contributors included Inogen Inc. (0.8% of the Fund, +176.52%) and BJ Restaurants Inc. (0.0% of the Fund, +153.97%) while OraSure Technologies Inc. (0.5% of the Fund, -21.56%) and Big Lots Inc. (0.0% of the Fund, -7.37%) detracted from returns.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BCCAX	09658W808	5/27/2014	1.83	1.15
Institutional (I)	BSCNX	09658V537	12/27/2013	1.58	0.90

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	12.8
Consumer Staples	0.9
Energy	4.7
Financials	15.6
Healthcare	19.3
Industrials	13.6
Information Technology	18.1
Materials	4.0
Real Estate	5.3
Telecommunication Services	1.2
Utilities	2.7
Other Assets & Liabilities, Net	1.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Small-Cap Growth Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Advisor Class (A) NAV	31.55	—	—	27.71
Advisor Class (A) OFFER	24.95	—	—	22.57
Institutional Class (I)	31.83	10.44	—	10.49
Russell 2000® Growth Index	30.72	14.20	11.57	—
Lipper U.S. Small-Cap Growth Funds Index	36.02	13.94	11.45	—

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small-Cap Growth Fund (the Fund) returned 31.83% for the fiscal year ended August 31, 2018 versus the Russell 2000® Growth Index and the Lipper U.S. Small-Cap Growth Funds Index, which returned 30.72% and 36.02%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Over the 12-month period, fundamentally strong companies with positive investor interest contributed favorably to the Fund’s performance, while poor performance of attractively valued stocks detracted from returns. At the sector level, our overweight allocation to Information Technology and modest underweight to Real Estate added to performance, while an overweight position in Materials and Utilities detracted from returns. Stock selection was particularly strong in Industrials and and weakest in Healthcare. By security, top performing contributors included Insperity Inc. (1.3% of the Fund, +207.14%) and Inogen Inc. (1.0% of the Fund, +176.52%) while Versartis Inc. (0.0% of the Fund, -86.32%) and Extreme Networks Inc. (0.0% of the Fund, -45.14%) were top detractors for the period.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BSLAX	09658V339	5/31/2017	1.25	1.25
Institutional (I)	MSGIX	09658L620	1/31/2008	1.00	1.00

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	12.1
Consumer Staples	2.5
Energy	2.4
Financials	5.1
Healthcare	27.3
Industrials	18.9
Information Technology	21.6
Materials	5.5
Real Estate	2.7
Telecommunication Services	0.9
Other Assets & Liabilities, Net	1.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Global Low Volatility Equity Fund

Average annual total returns (%)
	1-year	Since inception
Advisor Class (A) NAV	10.21	7.38
Advisor Class (A) OFFER	4.72	6.08
Institutional Class (I)	10.44	8.94
Morgan Stanley Capital International All Country World Index (Gross Div)	11.41	8.72
Lipper Global Multi-Cap Value Funds Index	7.34	6.53

*	Cumulative for periods less than one year. Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Global Low Volatility Equity Fund (the Fund) returned 10.44% for the fiscal year ended August 31, 2018 versus the Morgan Stanley Capital International All Country World Index (Gross Div) and the Lipper Global Multi-Cap Value Funds Index, which returned 11.41% and 7.34%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Consistent with our long term objective, the Fund provided upside participation during another positive year for equities, while offering downside risk mitigation during periods of heightened volatility. Our emphasis on stocks with attractive valuations detracted from returns, as investors favored more expensive growth companies. This factor was evident at the sector level with an underweight in Information Technology being the leading detractor during the period. Our sector positioning reflects our emphasis on risk reduction with significant weights in defensive sectors like Consumer Staples and Utilities, which detracted from returns, as investors favored higher risk stocks during the period. By security, Chemed Corporation (1.2% of the Fund, +64.66%) and Keurig Dr Pepper Inc. (0.0% of the Fund, +34.06%) contributed positively to performance, while Thai Beverage Public Co. Ltd. (0.7% of the Fund, -31.91%) and Owens & Minor Inc. (0.0% of the Fund, -22.89%) were top detractors.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEGX	09658W873	5/27/2014	1.52	1.10
Institutional (I)	BGLBX	09658V768	9/30/2013	1.27	0.85

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	7.8
Consumer Staples	11.8
Energy	2.9
Financials	18.0
Healthcare	16.8
Industrials	6.7
Information Technology	3.5
Materials	0.6
Real Estate	6.4
Telecommunication Services	6.1
Utilities	18.4
Other Assets & Liabilities, Net	1.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Disciplined International Equity Fund

Average annual total returns (%)
	1-year	Since inception
Advisor Class (A) NAV	(0.15)	4.69
Advisor Class (A) OFFER	(5.16)	2.88
Institutional Class (I)	0.05	4.93
Morgan Stanley Capital International Europe, Australasia, Far East (Gross Div)	4.39	7.60
Lipper International Multi-Cap Core Funds Index	3.74	14.02

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Disciplined International Equity Fund (the Fund) returned 0.05% for the fiscal year ended August 31, 2018 versus the Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross Div) and the Lipper International Multi-Cap Core Funds Index, which returned 4.39% and 3.74%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Our focus on stocks with attractive valuations detracted from returns as more expensive stocks were in favor during the period. However, weak performance from valuation factors was partially offset by our emphasis on companies with strong fundamental characteristics as investors preferred higher-quality companies given elevated volatility. Sector allocation and stock selection were negative during the period. The Fund’s underweight position in Energy detracted from returns, while overweight positions in Information Technology and Healthcare modestly contributed. In terms of country weights, an underweight position in Spain added to performance while an underweight position in Japan detracted. Stock selection was strongest in Materials and weakest in Industrials. By security, UPM-Kymmene Oyj (2.8% of the Fund, +54.57%) and Seagate Technology PLC (0.0% of the Fund, +79.50%) added to the Fund’s performance, while Fortescue Metals Group Ltd. (1.5% of the Fund, -36.01%) and Nordea Bank AB (0.0% of the Fund, -15.05%) detracted from returns.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BDAQX	09658W667	9/17/2015	1.39	1.15
Institutional (I)	BDIQX	09658W659	9/17/2015	1.14	0.90

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	13.1
Consumer Staples	7.2
Energy	4.2
Financials	19.2
Healthcare	12.7
Industrials	12.3
Information Technology	7.3
Materials	11.9
Real Estate	1.8
Telecommunication Services	2.4
Utilities	2.3
Other Assets & Liabilities, Net	5.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Pyrford International Stock Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	2.05	—	1.69
Advisor Class (A) OFFER	(3.03)	—	0.48
Institutional Class (I)	2.34	4.39	6.69
Class F-3	2.55	—	2.10
Retirement Class (R-6)	2.55	—	2.12
Morgan Stanley Capital International Europe, Australasia, Far East Index	4.39	5.73	8.27
Lipper International Multi-Cap Core Funds Index	3.74	5.79	8.22

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Pyrford International Stock Fund (the Fund) returned 2.34% for the fiscal year ended August 31, 2018 versus the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) and the Lipper International Multi-Cap Core Funds Index, which returned 4.39% and 3.74%, respectively.

Given the market backdrop and our focus on not overpaying for earnings meant we lagged a steadily rising market over the first half of the period. Moreover, international equities have recently been driven more by momentum than fundamentals of value and quality meaning some of the names in the higher yielding, defensive sectors we own have lagged. We maintained a very defensive stance during the year, concentrating on characteristics of value and quality—high dividend yield, low financial leverage, and high return on equity.

Relative underperformance was predominantly driven by Asia Pacific as our underweight to Japan and the Japanese Yen detracted. Our underweight is based on the burdensome debt level in Japan combined with the soft economic growth. However, ETF buying measures by the Bank of Japan have provided support for the equity market. On the positive side, Australia stock selection performed well led by a rebound in companies with an exposure to the U.S. market and higher rates. Following the selloff in the Malaysian Ringgit after the unexpected election result in May, the market and the currency have recovered to add further to relative returns.

Avoiding peripheral EU banks provided a tailwind for performance in Europe as they underperformed. Peripheral EU banks continue to focus on recapitalising balance sheets to improve asset quality with little signs of a meaningful dividend being paid in the near term. Our UK utility holdings struggled due to heightened political risk and as the market penalised more defensive, higher yielding names. One concern is that the regulator will not offer as favorable a debt allowance; we reduced our UK utility exposure over Q1 2018 to reflect such concerns.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Pyrford International Ltd.

Fund Managers; Investment Experience

Tony Cousins, CFA; since 1985

Daniel McDonagh, CFA; since 1997

Paul Simons, CFA; since 1996

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BPIAX	09658W840	5/27/2014	1.30	1.19
Institutional (I)	MISNX	09658L513	12/29/2011	1.05	0.94
Retirement (R-6)	BISGX	09658V362	5/27/2014	0.90	0.79
Class F-3	BISBX	09658V321	5/31/2017	0.90	0.79

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	3.7
Consumer Staples	15.8
Energy	7.6
Financials	9.4
Healthcare	10.5
Industrials	21.1
Information Technology	6.0
Materials	5.9
Telecommunication Services	11.8
Utilities	4.7
Other Assets & Liabilities, Net	3.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class, Retirement R-6 and Class F-3 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO LGM Emerging Markets Equity Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	0.69	—	4.43
Advisor Class (A) OFFER	(4.35)	—	3.18
Institutional Class (I)	0.92	6.11	8.78
Morgan Stanley Capital International Emerging Markets Index	(0.68)	5.04	9.45
Lipper Emerging Markets Funds Index	(2.36)	4.90	9.43

*	Cumulative for periods less than one year. Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO LGM Emerging Markets Equity Fund (the Fund) returned 0.92% for the fiscal year ended August 31, 2018 versus the Morgan Stanley Capital International Emerging Markets Index and the Lipper Emerging Markets Funds Index, which returned -0.68% and -2.36%, respectively.

Emerging market equities lost ground over the twelve-month period as earlier gains, on the back of continuing economic growth, were overtaken by escalating trade disputes between the U.S. and its trading partners. An eruption of currency crises also occurred where government mismanagement left countries vulnerable to the rise of U.S. interest rates and the dollar. This effect occurred in Turkey (-56.4%) and Argentina (-43.8%), despite the latter’s more recent attempts at reform. However, certain markets outperformed, including Russia helped by a rally in the price of oil, and Malaysia which saw a change of government promising better economic management. Overall, the asset class underperformed developed market equites.

Relative performance was supported by exposures in South Africa, Hong Kong/China, and Mexico while alpha was lost mainly in the Fund’s exposures in Russia (costing 2% alpha alone), Turkey and Malaysia. The Fund’s South African exposures returned on average 14.7% in the period. Returns were supported by improving fundamentals of the underlying holdings while the positive political change at the end of 2017 also saw the currency materially appreciate. This currency gain has reversed in 2018 as sentiment soured somewhat. Mr. Price (+13%, 3.1% of the Fund), which is an apparel retailer was the standout performer.

In China, Foshan Haitian (+64%, 0.5% of the Fund) was the strongest contributor in the period. Foshan is China’s largest condiments producer. They delivered impressively throughout the period and we have been impressed with the management team and their focus on value creation.

Magnit (-44%, 4% of the Fund), a major retailer in Russia, was the primary underperformer. Magnit was added during the period as the stock was correcting after a period of sustained poor reported financials. The company also went through a change in ownership in early 2018, where the owner/CEO was bought out by VTB Bank. This change was not well communicated and further weakness in the stock followed. While sentiment remains negative, their market position has, in our view, not been eroded to a level justifying the current valuation. They have installed strong management and a professional board in the past six months and they have announced an ambitious plan to regain their best in class position.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

LGM Investments Limited

Fund Managers; Investment Experience

Damian Bird, CFA; since 2008

Irina Hunter; since 1994

Rishikesh Patel; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEMX	09658W824	5/27/2014	1.63	1.40
Institutional (I)	MIEMX	09658L489	12/22/2008	1.38	1.15

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	14.9
Consumer Staples	48.1
Financials	29.6
Healthcare	1.0
Information Technology	1.9
Utilities	1.2
Other Assets & Liabilities, Net	3.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Alternative Strategies Fund

Average annual total returns (%)
	1-year	Since inception
Advisor Class (A) NAV	(3.53)	1.22
Advisor Class (A) OFFER	(8.39)	(0.18)
Institutional Class (I)	(3.31)	1.48
Bank of America Merrill Lynch 3-Month T-Bill Index	1.52	0.61
HFRX Global Hedge Fund Index	1.54	1.58
Lipper Alternative Multi-Strategy Funds Index	0.78	1.42

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Alternative Strategies Fund (the Fund) returned -3.31% for the fiscal year ended August 31, 2018 versus the HFRX Global Hedge Fund Index and the Bank of America Merrill Lynch 3-Month T-Bill Index which returned 1.54% and 1.52%, respectively.

Fiscal year 2018 witnessed a significant divergence between U.S. economic growth and the rest of the world. The U.S. economy showed signs of acceleration, driven by tax cuts passed in December 2017 along with a stimulative 2018 budget. This strong backdrop pushed the Federal Reserve (the Fed) to hike rates in three of the four quarters and signal further rate hikes on the horizon. Abroad, growth decelerated with particularly weakness in Europe and certain emerging markets such as Turkey and Argentina.

Losses primarily came from our global macro strategy, relative value strategy and portfolio hedge, while equity long short strategies were positive. The systematic macro strategy struggled to find trends in a relatively choppy market. For example, the 10 year Treasury yield traded within a very tight 0.2% band for the entire month of June, July, and August. The options relative value strategy struggled particularly in February when markets significantly sold off and volatility spiked. Equity long short strategies were positive due to strong equity markets but returns were largely underwhelming and below our expectations. Two of the equity long short strategies struggled due to a strong tilt towards value companies, which significantly underperformed high-flying growth stocks over the year.

Looking forward, all eyes are turned towards the Fed as the market attempts to glean its path forward. The U.S. economy has proven resilient to the recent rate hikes but the Fed is approaching the rate level they estimate could provide a drag on growth. More importantly, economies abroad have suffered due to secondary effects from higher U.S. rates such as the strong dollar and increased borrowing costs. International central banks such as the European Central Bank and Bank of Japan have the unenviable task of gradually shifting away from highly stimulative policy without upending markets. The success of these central banks in this endeavor along with the Fed’s policy path will help dictate the trajectory for the market over the coming year.

Investment Adviser:

BMO Asset Management Corp.

Sub-advisers:

CTC myCFO, LLC

Cramer Rosenthan McGlynn, LLC

Graham Capital Management, L.P.

Iridian Asset Management LLC

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BMATX	09658W683	12/16/2014	3.54	2.84
Institutional (I)	BMASX	09658W675	12/16/2014	3.29	2.59

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
	Short	Long
Common Stocks Sold Short or Purchased Long
Consumer Discretionary	(5.4)	7.7
Consumer Staples	(3.3)	4.8
Energy	(0.3)	2.3
Financials	(2.3)	7.2
Healthcare	(0.6)	11.3
Industrials	(5.6)	10.9
Information Technology	(2.5)	9.7
Materials	(2.2)	9.1
Real Estate	(1.2)	3.7
Telecommunication Services	(0.2)	1.0
Utilities	—	0.9

Total Common Stocks	(23.6)	68.6
Total Common Stocks Sold Short		(23.6)

Total Net Sold Short and Purchased Long Common Stocks		45.0
Other Investments Purchased Long*		0.2
Other Investments Sold Short*		(2.3)
Short-Term Investments		33.5
Other Assets & Liabilities		23.6
Total		100.0

*	See Schedules of Investments for additional detail on investment type.

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Global Long/Short Equity Fund

Average annual total returns (%)
	1-year	Since inception
Advisor Class (A) NAV	1.61	8.02
Advisor Class (A) OFFER	(3.45)	6.15
Institutional Class (I)	1.91	8.30
Morgan Stanley Capital International All Country World (Net)	11.41	12.26
Lipper Alternative Long/Short Equity Funds Index	5.67	4.26

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Global Long/Short Equity Fund (the Fund) returned 1.91% for the fiscal year ended August 31, 2018 versus the Morgan Stanley Capital International All Country World Index (Net) and the Lipper Alternative Long/Short Equity Funds Index, which returned 11.41% and 5.67%, respectively.

Global equities posted double digit gains over the 12 month period, led by strong returns in the U.S., while Emerging Market equities lagged. Stock returns have been largely supported by strong corporate earnings and a resilient global economy, despite the emergence of several geopolitical and policy-related risks. During the period, companies with higher sales and earnings growth continued to outperform, while more attractively valued securities in the global market have been some of the worst performers. In fact, the recent underperformance of value investing is comparable only to the 1990s tech bubble. After a remarkable stretch of underperformance in the year prior, smaller companies in the market outpaced their larger counterparts, driven mostly by a strong domestic economy and ongoing trade war rhetoric between the U.S. and China. With more revenue being sourced from the U.S. economy, investors favored domestically-oriented small cap companies over larger multinationals. Finally, as interest rates increased during the period, defensive “bond proxy” stocks in sectors such as Utilities, Telecommunications, and Consumer Staples underperformed. In conjunction with a recovery in crude oil prices, higher risk stocks in the market outpaced lower risk stocks.

Our focus on fundamentally strong companies with attractive valuations detracted from returns in the long portfolio as more expensive stocks were in favor in what has been a predominately a growth-oriented market. Conversely, underperformance of valuation factors contributed positively to performance in the short portfolio. The Fund’s country allocation was negative for the period, though underperformance was primarily driven by stock selection within the long portfolio. A strong domestic economy and concerns over international tariffs was evident at the country level as our underweight allocation to the U.S. negatively impacted performance while an underweight position in China contributed positively. Additionally, underweights to the more expensive sectors like Information Technology and Energy detracted from performance, while an underweight to defensive sectors like Consumer Staples and Telecommunications added to performance. By security, top contributors included Inogen Inc. (1.2% of the Fund, +176.52%) in the long portfolio and Verso Corp. (0.0% of the Fund, +224.06%) in the short portfolio. Top detractors included PG&E Corporation (0.0% of the Fund, -40.53%) in the long portfolio and Macquarie Infrastructure Corp. (0.0% of the Fund, -44.40%) in the short portfolio.

As we look ahead, the fundamental landscape supporting global equities remains strong despite the increased market volatility. While corporate earnings could continue to benefit from accelerating global economic growth and accommodative tax policy, the threat of trade wars, geopolitical tensions, and inflationary pressures from rising commodity prices could cause markets to react negatively. In addition, elevated volatility and multiyear-low stock correlations create opportunities for active stock selection. Accordingly, we have positioned the Fund to participate in up markets, while managing downside risks through a combination of disciplined stock selection and thoughtful risk management.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2006

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BGAQX	09658W626	9/17/2015	5.09	2.46
Institutional (I)	BGIQX	09658W618	9/17/2015	4.84	2.21

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
	Short	Long
Common Stocks Sold Short or Purchased Long
Consumer Discretionary	(5.7)	8.2
Consumer Staples	(1.8)	9.7
Energy	(0.5)	3.4
Financials	(4.3)	12.6
Healthcare	(1.2)	17.6
Industrials	(7.9)	12.6
Information Technology	(4.7)	9.4
Materials	(5.8)	10.1
Real Estate	(4.1)	8.9
Telecommunication Services	(0.6)	2.0
Utilities	—	3.7

Total Common Stocks	(36.6)	98.2
Total Common Stocks Sold Short		(36.6)

Total Net Sold Short and Purchased Long Common Stocks		61.6
Short-Term Investments		37.5
Other Assets & Liabilities		0.9
Total		100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Ultra Short Tax-Free Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	0.95	—	0.62
Advisor Class (A) OFFER	(1.11)	—	0.13
Institutional Class (I)	1.10	0.95	1.18
Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)	0.68	0.50	0.55
Lipper Short Municipal Debt Funds Index	0.50	0.86	1.12

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Ultra Short Tax-Free Fund returned 1.10% for the fiscal year ended August, 31, 2018 versus the blended (50% Bloomberg Barclays 1 Year Muni Bond Index and 50% iMoneyNet Money Fund Tax Free National Retail) Index and the Lipper Short Municipal Debt Funds Index, which returned 0.68% and 0.50%, respectively.

During the fiscal year, market participants were confronted with the combined effects of the 5 T’s: taxes, trade, tariffs, tightening and Trump. While most of these could be described as headwinds or concerns for municipal bond investors, the largest changes in the tax code since 1986 along with efforts at regulatory reform were tailwinds, resulting in U.S. GDP growth for Q2 2018 clocking in at 4.2% and corporate profits, at least as measured by the S&P 500, growing over 20% Y/Y through Q2 2018. The Federal Reserve (the Fed) continued on its path of interest rate normalization during the year, raising rates to a current Fed Funds target of 1.75-2%. Seven rate increases have occurred since the current tightening cycle began in December 2015 and given the resilience of the U.S. economy, with unemployment at multi-decade lows and some signs of inflation emerging, it is likely the Fed will continue to raise short term rates in the months ahead. Yields were higher and both the U.S. Treasury and municipal bond curves flattened for the year in response to Fed action.

While overall returns for municipal securities remained muted with the Fed in the midst of a tightening cycle, the asset class, as measured by the Bloomberg Barclays Municipal Bond Index, managed to outperform both U.S. Treasuries and taxable bonds. The Fund benefited from its use of floating rate securities, which can reset higher as short-term interest rates rise, along with security selection within the Hospital and Transportation sectors. An underweight to the 1 year maturity bucket detracted slightly from performance.

While the U.S. economy remains on solid ground at present, with consumer and small business confidence measures at cycle highs, concern remains around U.S. protectionism. For now, markets seem to think this tough talk on trade is nothing more than a negotiating tactic rather than a long-term strategy from the President. Should these tariffs persist, however, continued economic growth in the U.S. could be threatened.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAUSX	09658W790	5/27/2014	0.64	0.55
Institutional (I)	MUISX	09658L539	9/30/2009	0.39	0.30

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 21.1
School District	8.6
State or Local	12.5
Revenue Bonds — 79.9
Appropriation	21.4
Education	6.0
General Revenue	0.4
Health Care	23.6
Housing	5.0
Industrial Revenue	3.9
Power	1.6
Special Tax	2.2
Tobacco	0.6
Transportation	9.5
Water & Sewer	5.7
Other Assets & Liabilities, Net	(1.0)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Short Tax-Free Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	0.62	—	1.23
Advisor Class (A) OFFER	(1.40)	—	0.75
Institutional Class (I)	0.77	1.84	1.68
Bloomberg Barclays Short (1-5 Year) Municipal Index	0.06	1.24	1.10
Lipper Short Municipal Debt Funds Index	0.50	0.86	0.70

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short Tax-Free Fund returned 0.77% for the fiscal year ended August, 31, 2018 versus the Bloomberg Barclays Muni Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Index, which returned 0.06% and 0.50%, respectively.

During the fiscal year, market participants were confronted with the combined effects of the 5 T’s: taxes, trade, tariffs, tightening and Trump. While most of these could be described as headwinds or concerns for municipal bond investors, the largest changes in the tax code since 1986 along with efforts at regulatory reform were tailwinds, resulting in U.S. GDP growth for Q2 2018 clocking in at 4.2% and corporate profits, at least as measured by the S&P 500, growing over 20% Y/Y through Q2 2018. The Federal Reserve (the Fed) continued on its path of interest rate normalization during the year, raising rates to a current Fed Funds target of 1.75-2%. Seven rate increases have occurred since the current tightening cycle began in December 2015 and given the resilience of the U.S. economy, with unemployment at multi-decade lows and some signs of inflation emerging, it is likely the Fed will continue to raise short term rates in the months ahead. Yields were higher and both the U.S. Treasury and municipal bond curves flattened for the year in response to Fed action.

While overall returns for municipal securities remained muted with the Fed in the midst of a tightening cycle, the asset class, as measured by the Bloomberg Barclays Municipal Bond Index, managed to outperform both U.S. Treasuries and taxable bonds. The Fund benefited from its shorter duration relative to the benchmark, along with its use of floating rate securities, which can reset higher as interest rates rise, on the front end of the yield curve. Security selection within the AA and A credits tiers also contributed positively to results. An underweight position in the 1-2 year portion of the yield curve did detract from results.

While the U.S. economy remains on solid ground at present, with consumer and small business confidence measures at cycle highs, concern remains around U.S. protectionism. For now, markets seem to think this tough talk on trade is nothing more than a negotiating tactic rather than a long-term strategy from the President. Should these tariffs persist, however, continued economic growth in the U.S. could be threatened.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BASFX	09658W782	5/27/2014	0.76	0.55
Institutional (I)	MTFIX	09658L646	11/29/2012	0.51	0.40

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 16.5
School District	6.5
State or Local	10.0
Revenue Bonds — 84.1
Appropriation	17.0
Education	9.5
General Revenue	0.4
Health Care	30.0
Housing	4.1
Industrial Revenue	2.9
Power	1.2
Special Tax	3.7
Student Loan	0.2
Tobacco	3.5
Transportation	7.4
Water & Sewer	4.2
Other Assets & Liabilities, Net	(0.6)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018

Annual Report	BMO Short-Term Income Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Advisor Class (A) NAV	0.56	—	—	1.04
Advisor Class (A) OFFER	(1.44)	—	—	0.56
Institutional Class (I)	0.92	1.43	2.65	2.80
Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index	0.22	0.92	1.63	—
Lipper Short Investment-Grade Debt Funds Index	0.72	1.37	2.21	—

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short-Term Income Fund (the Fund) returned 0.92% for the fiscal year ended August 31, 2018 versus the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index and the Lipper Short Investment-Grade Debt Funds Index, which returned 0.22% and 0.72%, respectively.

The most significant episodes affecting the marketplace over the past twelve months were the three interest rate increases by the Federal Reserve (the Fed), tax reform, and the emergence of tariff/trade issues. The overall strength of the economy, further bolstered by a big reduction in corporate tax rates, combined with 75 basis points of interest rate increases, driving yields higher across the entire curve. Interest rates in the front-end of the curve rose at a faster pace than longer dated maturities, which is known as a “bear flattener”. As would be expected in an active Fed environment, the largest increases, on a percentage basis, were seen in maturities of 2 years and shorter.

An overweight in percentage and duration exposure to the Corporate (particularly Finance) and Asset-Backed sectors, as compared to the benchmark index, benefited performance as they were top performers. Conversely, exposure to longer-dated U.S. Government securities detracted from performance, as interest rates rose dramatically all across the yield curve. A barbell term structure, aided by the liberal use of floating rate instruments, was beneficial as the yield curve flattened in maturities greater than 2 years.

Similar to last year, the Fed increased interest rates in December, March, and June. Helping spur things along, the Fed’s preferred measure of inflation (core PCE price index) reached its 2% target level in May. However, at his press conference in June, Fed Chair Jay Powell stressed that being at, or slightly above, their inflation target was not an urgent signal for more policy tightening. According to the Fed Funds Futures market, as of August 31, 2018, nearly 95% of market participants felt that the Fed would increase the overnight lending rate by 0.25% at the September meeting, with approximately 65% expecting the fourth and final rate hike of 2018 to occur in December. The most recent Fed statement showed that committee members anticipate between 3 and 4 rate increases for 2019, which is more aggressive than the market is projecting.

The trends of rising rates out to five years and a flatter yield curve beyond one year are likely to remain in place. Looking forward, tenuous geopolitics, increasing anxiety over the upcoming U.S. midterm-elections, and trade policy/tariff impacts are apt to trigger near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BTMAX	09658W774	5/27/2014	0.74	0.62
Institutional (I)	MSIFX	09658L570	5/31/2007	0.49	0.37

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	23.5
Certificates of Deposit	1.4
Collateralized Mortgage Obligations	7.2
Commercial Mortgage Securities	6.1
Corporate Bonds & Notes	43.9
Mutual Funds	0.4
U.S. Government & U.S. Government Agency Obligations	11.7
U.S. Government Agency-Mortgage Securities	1.0
Other Assets & Liabilities, Net	4.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018

Annual Report	BMO Intermediate Tax-Free Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Investor Class (Y)	0.53	3.46	4.12	4.29
Advisor Class (A) NAV	0.53	—	—	2.50
Advisor Class (A) OFFER	(2.97)	—	—	1.65
Institutional Class (I)	0.68	3.68	—	3.94
Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	0.11	3.17	3.73	—
Lipper Intermediate Municipal Debt Funds Index	0.30	3.10	3.48	—

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Intermediate Tax-Free Fund returned 0.68% for the fiscal year ended August 31, 2018 versus the Bloomberg Barclays 1-15 Year Muni Blend Index and the Lipper Intermediate Municipal Debt Funds Index, which returned 0.11% and 0.30%, respectively.

During the fiscal year, market participants were confronted with the combined effects of the 5 T’s: taxes, trade, tariffs, tightening and Trump. While most of these could be described as headwinds or concerns for municipal bond investors, the largest changes in the tax code since 1986 along with efforts at regulatory reform were tailwinds, resulting in U.S. GDP growth for Q2 2018 clocking in at 4.2% and corporate profits, at least as measured by the S&P 500, growing over 20% Y/Y through Q2 2018. The Federal Reserve (the Fed) continued on its path of interest rate normalization during the year, raising rates to a current Fed Funds target of 1.75-2%. Seven rate increases have occurred since the current tightening cycle began in December 2015 and given the resilience of the U.S. economy, with unemployment at multi-decade lows and some signs of inflation emerging, it is likely the Fed will continue to raise short term rates in the months ahead. Yields were higher and both the U.S. Treasury and municipal bond curves flattened for the year in response to Fed action.

While overall returns for municipal securities remained muted with the Fed in the midst of a tightening cycle, the asset class, as measured by the Bloomberg Barclays Municipal Bond Index, managed to outperform both U.S. Treasuries and taxable bonds. The Fund’s returns were driven by a slightly shorter duration relative to the benchmark and peer group, along with the use of floating rate securities on the front end of the yield curve, which can reset higher as interest rates rise. The Fund’s security selection within the AA and A credit tiers also was additive to relative performance. Underweight exposure within the 2 year and 15 year portions of the yield curve detracted slightly from overall results.

While the U.S. economy remains on solid ground at present, with consumer and small business confidence measures at cycle highs, concern remains around U.S. protectionism. For now, markets seem to think this tough talk on trade is nothing more than a negotiating tactic rather than a long-term strategy from the President. Should these tariffs persist, however, continued economic growth in the U.S. could be threatened.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MITFX	09658L760	2/1/1994	0.58	0.56
Advisor (A)	BITAX	09658W766	5/27/2014	0.58	0.56
Institutional (I)	MIITX	09658L778	12/27/2010	0.33	0.33

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 18.7
School District	10.6
State or Local	8.1
Revenue Bonds — 80.1
Appropriation	21.0
Education	8.6
General Revenue	0.5
Health Care	21.1
Housing	3.2
Industrial Revenue	0.3
Power	2.4
Special Tax	2.4
Student Loan	0.5
Tobacco	1.8
Transportation	10.8
Water & Sewer	7.5
Other Assets & Liabilities, Net	1.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Institutional Class and Advisor Class shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Strategic Income Fund

Average annual total returns (%)
	1-year	5-years	10-years	Since inception
Investor Class (Y)	0.37	3.00	3.94
Advisor Class (A) NAV	0.37	—	—	2.58
Advisor Class (A) OFFER	(3.12)	—	—	1.73
Institutional Class (I)	0.72	3.28	4.21
Bloomberg Barclays U.S. Aggregate Bond Index*	(1.05)	2.49	3.70
Bloomberg Barclays U.S. Mortgage Backed Securities Index	(0.53)	2.43	3.48
Lipper Multi-Sector Income Funds Index	0.68	3.56	5.59

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Strategic Income Fund (the Fund) returned 0.72% for the fiscal year ended August 31, 2018 versus the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Multi-Sector Income Funds Index, which returned -1.05% and 0.68%, respectively.

The Fund outperformed its benchmark and peer group during the trailing year. Sector allocations to credit, both investment grade (+90 basis points of excess return) and high yield (+436 basis points of excess return) were beneficial during the period as credit benefitted from strong economic data and fiscal policy support. In particular, lower quality high yield outperformed, in part due to its lower duration profile as rates rose. By contrast, allocations to emerging market debt (-109 basis points of excess return) detracted from portfolio returns as higher U.S. rates put pressure on emerging market currencies and lead to volatility in their debt. Allocations to securitized products were additive with positive contributions from commercial mortgage backed securities and non-agency residential mortgage backed securities, which continued to enhance portfolio income with their significant yield advantage relative to agency equivalents.

Security selection was beneficial for the Fund during the period. In particular, selection within the Energy, Technology, and Home Builders sectors was additive to performance, while selection within the Food & Beverage, Media, and Telecommunications sectors reduced relative performance. The portfolio’s below benchmark duration contributed positively to relative returns, while the rise in rates detracted from absolute returns.

Looking forward, our view remains constructive for U.S. fixed income, particularly non-governmental sectors, based on robust economic data and supportive fiscal policy, particularly the effects of tax reform. Economic data and geopolitical events outside of the U.S. suggest a less sanguine market environment abroad, one which at times has weighed on the U.S. market furthering volatility. We expect U.S. monetary policy to continue to tighten gradually and to a greater degree than global policy. In this environment, heightened volatility is likely to persist, while U.S. fundamentals remain supportive. U.S. monetary policy tightening is likely to lead to further yield curve flattening, which along with the increase in volatility is worth monitoring. At the same time, economic fundamentals remain strong and the combination of higher Treasury rates and wider spreads has led to the most attractive yields on broad bond benchmarks since 2010.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Daniela Mardarovici, CFA; since 2000

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MRGIX	09658L810	12/13/1992	0.90	0.80
Advisor (A)	BMTAX	09658W758	5/27/2014	0.90	0.80
Institutional (I)	MGIIX	09658L828	5/31/2007	0.65	0.55

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	4.0
Collateralized Mortgage Obligations	10.6
Commercial Mortgage Securities	7.0
Corporate Bonds & Notes	59.6
U.S. Government & U.S. Government Agency Obligations	2.3
U.S. Government Agency-Mortgage Securities	11.0
Other Assets & Liabilities, Net	5.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO TCH Corporate Income Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Investor Class (Y)	0.05	4.57	7.34
Advisor Class (A) NAV	0.06	—	3.27
Advisor Class (A) OFFER	(3.45)	—	2.41
Institutional Class (I)	0.19	4.71	7.52
Bloomberg Barclays U.S. Credit Index	(0.99)	3.63	5.42
Lipper Corporate Debt Funds BBB-Rated Index	(1.08)	3.70	6.54

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO TCH Corporate Income Fund (the Fund) returned 0.19% for the fiscal year ended August 31, 2018 versus the Bloomberg Barclays U.S. Credit Index and the Lipper Corporate Debt Funds BBB-Rated Index, which returned -0.99% and -1.08%, respectively.

The Fund outperformed its benchmark and peer group, delivering positive absolute returns despite negative benchmark and peer group returns. Negative returns for the market were driven by rising interest rates.

Interest rates on the 10 year U.S. Treasury rose from 2.12% on August 31, 2017 to 2.86% at the end of August, 2018, resulting in a -1.54% return for Treasuries. The Fund maintained portfolio duration below the benchmark throughout the period and that positioning contributed to positive relative performance against the benchmark as yields rose. The portfolio benefitted from its barbelled term structure, which positioned it well to capture the effect of the continued flattening of the yield curve. Investment grade corporate floating rate notes, part of the yield curve positioning, benefitted the portfolio as the Fed hiked rates three times (December, March, June) during the period.

Sector and quality selection was positive. The portfolio was overweight corporate credit, which outperformed duration-matched Treasuries by 94 basis points due to positive carry as spreads widened modestly. Within credit, the Fund was overweight lower quality investment grade securities, which outperformed higher quality securities with BBB rated bonds outperforming overall credit by 40 basis points of excess return. Allocations to high yield securities further added to outperformance. Within corporate credit, the overweight to Industrials (+116 basis points of excess returns) added to outperformance.

Individual security selection within corporate credit was modestly positive during the period. In particular, names within the Energy, Basic Industries, and Healthcare sectors contributed to returns while selection within other sectors such as Auto Manufacturers, Consumer Products, and Telecommunications reduced relative returns.

Looking forward, our view remains constructive for U.S. fixed income, particularly non-governmental sectors, based on robust economic data and supportive fiscal policy, particularly the effects of tax reform. Economic data and geopolitical events outside of the U.S. suggest a less sanguine market environment abroad, one which at times has weighed on the U.S. market furthering volatility. We expect U.S. monetary policy to continue to tighten gradually and to a greater degree than global policy. In this environment, heightened volatility is likely to persist, while U.S. fundamentals remain supportive. U.S. monetary policy tightening is likely to lead to further yield curve flattening, which along with the increase in volatility is worth monitoring. At the same time, economic fundamentals remain strong and the combination of higher Treasury rates and wider spreads has led to the most attractive yields on broad bond benchmarks since 2010.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Taplin, Canida & Habacht, LLC

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Daniela Mardarovici, CFA; since 2000

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCIYX	09658L851	12/22/2008	0.72	0.60
Advisor (A)	BATIX	09658W733	5/27/2014	0.72	0.60
Institutional (I)	MCIIX	09658L869	12/22/2008	0.47	0.47

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	96.3
Municipals	0.2
U.S. Government & U.S. Government Agency Obligations	0.6
Other Assets & Liabilities, Net	2.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO TCH Core Plus Bond Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Investor Class (Y)	(0.45)	3.16	5.32
Advisor Class (A) NAV	(0.45)	—	2.15
Advisor Class (A) OFFER	(3.95)	—	1.30
Institutional Class (I)	(0.20)	3.40	5.56
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	2.49	3.51
Lipper Core Plus Bond Funds Index	(0.76)	2.98	5.31

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO TCH Core Plus Bond Fund (the Fund) returned -0.20% for the fiscal year ended August 31, 2018 versus the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Plus Bond Funds Index, which returned -1.05% and -0.76%, respectively.

The Fund outperformed its benchmark and peer group. Negative absolute returns for the Fund and the market were driven by rising interest rates.

Interest rates on the 10 year U.S. Treasury rose from 2.12% on August 31, 2017 to 2.86% at the end of August, 2018, resulting in a -1.54% return for Treasuries. The Fund maintained portfolio duration below the benchmark throughout the period and that positioning contributed to positive relative performance against the benchmark as yields rose. The portfolio benefitted from its barbelled term structure, which positioned it well to capture the effect of the continued flattening of the yield curve. Investment grade corporate floating rate notes, part of the yield curve positioning, benefitted the portfolio as the Fed hiked rates three times (December, March, June) during the period.

Sector and quality selection was positive. The portfolio was overweight credit, which outperformed duration-matched Treasuries by 90 basis points due to its yield advantage as spreads widened modestly. Within credit, the Fund was overweight lower quality investment grade securities, which outperformed higher quality securities with BBB rated bonds outperforming overall credit by 40 basis points of excess return. Allocations to high yield securities further added to outperformance. Overweights to corporate versus non-corporate credit and, in particular, the overweight to Industrials added to outperformance.

Individual security selection within corporate credit contributed to performance, in particular, selection was positive within the Energy and Basic Industries sectors, while selection within the Retail sector mildly detracted from returns.

Looking forward, our view remains constructive for U.S. fixed income, particularly non-governmental sectors, based on robust economic data and supportive fiscal policy, particularly the effects of tax reform. Economic data and geopolitical events outside of the U.S. suggest a less sanguine market environment abroad, one which at times has weighed on the U.S. market furthering volatility. We expect U.S. monetary policy to continue to tighten gradually and to a greater degree than global policy. In this environment, heightened volatility is likely to persist, while U.S. fundamentals remain supportive. U.S. monetary policy tightening is likely to lead to further yield curve flattening, which along with the increase in volatility is worth monitoring. At the same time, economic fundamentals remain strong and the combination of higher Treasury rates and wider spreads has led to the most attractive yields on broad bond benchmarks since 2010.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Taplin, Canida & Habacht, LLC

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Daniela Mardarovici, CFA; since 2000

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCYBX	09658L877	12/22/2008	0.60	0.60
Advisor (A)	BATCX	09658W725	5/27/2014	0.60	0.60
Institutional (I)	MCBIX	09658L885	12/22/2008	0.35	0.35

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	2.7
Commercial Mortgage Securities	4.2
Corporate Bonds & Notes	45.2
U.S. Government & U.S. Government Agency Obligations	24.4
U.S. Government Agency-Mortgage Securities	19.0
Other Assets & Liabilities, Net	4.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018

Annual Report	BMO High Yield Bond Fund

Average annual total returns (%)
	1-year	5-years	Since inception
Advisor Class (A) NAV	1.62	—	2.77
Advisor Class (A) OFFER	(1.96)	—	1.92
Institutional Class (I)	1.87	4.07	4.96
Bank of America Merrill Lynch U.S. High Yield, Master II Constrained Index	3.27	5.64	6.91
Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	2.63	5.50	6.54
Lipper High Yield Bond Funds Index	3.04	4.93	6.41

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO High Yield Bond Fund (the Fund) returned 1.87% for the fiscal year ended August 31, 2018 versus the BofA Merrill Lynch U.S. High Yield Master II Constrained Index and the Lipper High Yield Bond Funds Index, which returned 3.27% and 3.04%, respectively.

The Fund underperformed the benchmark and peer group during the period. Quality selection was the biggest factor in underperformance. Given our views on the valuations on lower quality high yield, the portfolio was underweight that segment. However, CCC rated bonds delivered 816 basis points of excess returns, partially driven by continued strong economic data and investor demand for assets with limited interest rate sensitivity. Allocations to BB (+260 basis points excess return) and B (+429 basis points excess returns) performed well, but did not keep up with the lower quality rating bucket. The portfolio’s allocations to lower quality investment grade (BBB rated bonds +130 basis points of excess returns) underperformed high yield.

Security selection was positive, offsetting some of the negative effect of the quality allocation. Selection within the Energy, Technology, and Pharmaceuticals sectors added to performance, while selection within the Consumer Products, Telecommunications, and Food & Beverage sectors detracted from returns.

Default rates for high yield bonds and loans remained low, ending the second quarter just above 2%. With expectations of receptive capital markets, an improving economic backdrop, and manageable maturity schedules, defaults are expected to remain below long-term trends near-term.

High yield continues to be an attractive asset class for investors due to its diversification benefits and short duration, which will benefit reinvestment activity as rates increase over the coming years. As markets respond to U.S. fiscal policy and global monetary policy shifts, we see opportunities and risks across the spectrum of high yield sectors and expect sub-sector and security selection opportunities to be important drivers of returns for the upcoming period. We expect returns for full year 2018 to be in the low single digits, driven primarily by interest income and offset by mild spread widening and rising rates.

Fund Managers; Investment Experience

Ronald J. Salinas, CFA; since 2000

Eduardo J. Simpson, CFA; since 1999

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BMHAX	09658W717	5/27/2014	1.43	0.91
Institutional (I)	MHBNX	09658L406	12/29/2011	1.18	0.66

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	91.9
Other Assets & Liabilities, Net	8.1
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Government Money Market Fund

Average annual total returns (%)
	1-year	5-years	10-years
Investor Class (Y)	1.05	0.26	0.19
Premier Class	1.30	0.38	0.28
iMoneyNet, Inc. Government Money Market Index	1.05	0.27	0.17
Lipper U.S. Government Money Market Funds Index	0.99	0.24	0.17

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Government Money Market Fund (the Fund) returned 1.30% for the fiscal year-ended August 31, 2018 versus the iMoneyNet, Inc. Government Money Market Index and the Lipper U.S. Government Money Market Funds Index, which returned 1.05% and 0.99%, respectively.

The most significant episodes affecting the marketplace over the past twelve months were the three interest rate increases by the Federal Reserve (the Fed), tax reform, and the emergence of tariff/trade issues. The overall strength of the economy, further bolstered by a big reduction in corporate tax rates, combined with 75 basis points of interest rate increases, drove yields higher across the entire curve. As would be expected in an active Fed environment, the largest increases, on a percentage basis, were seen in maturities of 2 years and shorter.

The Fund’s low Weighted Average Maturity and increased allocation to floating rate securities were strong contributors to performance during the fiscal year. An increased Treasury issuance following the tax reform passed in December also drove short term rates higher. Strong demand for short dated government securities persists, as expected with an active Fed; however, pricing pressure has abated somewhat. Floating rate instruments remain attractive as the Fed projects a further reduction in policy accommodation for the remainder of 2018 and into 2019.

Similar to last year, the Fed increased interest rates in December, March and June. Helping spur things along, the Fed’s preferred measure of inflation (core PCE price index) reached its 2% target level in May. However, at his press conference in June, Fed Chair Jay Powell stressed that being at, or slightly above their inflation target was not an urgent signal for more policy tightening. According to the Fed Funds futures market, as of August 31, 2018, nearly 95% of market participants felt that the Fed would increase the overnight lending rate by 0.25% at the September meeting, with approximately 65% expecting the fourth and final rate hike of 2018 to occur in December. The most recent Fed statement showed that committee members anticipate between 3 and 4 rate increases for 2019, which is more aggressive than the market is projecting.

The trends of rising short term rates out and a flatter yield curve beyond one year are likely to remain in place. Looking forward, tenuous geopolitics, increasing anxiety over the upcoming U.S. midterm-elections and trade policy/tariff impacts are apt to trigger near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MGYXX	09658L786	5/17/2004	0.51	0.46
Premier	MGNXX	09658L794	5/28/2004	0.26	0.21

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Mutual Funds	6.5
Repurchase Agreements	38.5
U.S. Government & U.S. Government Agency Obligations	55.1
Other Assets & Liabilities, Net	(0.1)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Tax-Free Money Market Fund

Average annual total returns (%)
	1-year	5-years	10-years
Investor Class (Y)	0.80	0.25	0.31
Premier Class	1.05	0.38	0.48
iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index	0.74	0.23	0.20
Lipper Tax-Exempt Money Market Funds Index	0.85	0.26	0.22

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Tax-Free Money Market Fund returned 1.05% for the fiscal year ended August 31, 2018 versus the iMoneyNet,Inc. Fund Report/Tax-Free National Retail Index and the Lipper Tax-Exempt Money Market Funds Index, which returned 0.74% and 0.85%, respectively.

During the fiscal year, market participants were confronted with the combined effects of the 5 T’s: taxes, trade, tariffs, tightening and Trump. While most of these could be described as headwinds or concerns for municipal bond investors, the largest changes in the tax code since 1986 along with efforts at regulatory reform were tailwinds, resulting in U.S. GDP growth for Q2 2018 clocking in at 4.2% and corporate profits, at least as measured by the S&P 500, growing over 20% Y/Y through Q2 2018. The Federal Reserve (the Fed) continued on its path of interest rate normalization during the year, raising rates to a current Fed Funds target of 1.75-2%. There have now been seven rate increases since the current tightening cycle began in December 2015 and given the resilience of the U.S. economy, with unemployment at multi-decade lows and some signs of inflation emerging, it is likely the Fed will continue to raise short term rates in the months ahead. Yields were higher and both the U.S. Treasury and municipal bond curves flattened for the year in response to Fed action.

While overall returns for municipal securities remained muted with the Fed in the midst of a tightening cycle, the asset class, as measured by the Bloomberg Barclays Municipal Bond Index, managed to outperform both U.S. Treasuries and taxable bonds. The Fund stayed shorter than its peers from a duration perspective and also continued its emphasis on floating rate securities in the rising interest rate environment.

While the U.S. economy remains on solid ground at present, with consumer and small business confidence measures at cycle highs, concern remains around U.S. protectionism. For now, markets seem to think this tough talk on trade is nothing more than a negotiating tactic rather than a long-term strategy from the President. Should these tariffs persist, however, continued economic growth in the U.S. could be threatened.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MTFXX	09658L547	9/22/2004	0.58	0.46
Premier	MFIXX	09658L554	6/29/2005	0.33	0.21

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 24.5
State or Local	24.5
Revenue Bonds — 72.9
Appropriation	15.1
Education	5.0
General Revenue	2.0
Health Care	15.6
Housing	8.9
Industrial Revenue	3.3
Power	1.9
Special Tax	9.0
Transportation	2.0
Water & Sewer	10.1
Other Assets & Liabilities, Net	2.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Prime Money Market Fund

Average annual total returns (%)
	1-year	5-years	10-years
Investor Class (Y)	1.25	0.34	0.29
Premier Class	1.50	0.48	0.45
iMoneyNet, Inc. Money Fund Report Averages	1.12	0.32	0.23
Lipper Money Market Instrument Funds Index	1.25	0.35	0.27

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Prime Money Market Fund (the Fund) returned 1.50% for the fiscal year-ended August 31, 2018 versus the iMoneyNet, Inc. Money Fund Report Averages and the Lipper Money Market Instrument Funds Index, which returned 1.12% and 1.25%, respectively.

The most significant episodes affecting the marketplace over the past twelve months were the three interest rate increases by the Federal Reserve (the Fed), tax reform, and the emergence of tariff/trade issues. The overall strength of the economy, further bolstered by a big reduction in corporate tax rates, combined with 75 basis points of interest rate increases, drove yields higher across the entire curve. As would be expected in an active Fed environment, the largest increases, on a percentage basis, were seen in maturities of 2 years and shorter.

The Fund’s low Weighted Average Maturity and increased allocation to floating rate securities were strong contributors to performance during the fiscal year. An increased Treasury issuance following the tax reform passed in December also drove short term rates higher. The Fund’s allocation to commercial paper, particularly in financial and asset-backed names, also helped performance. Strong demand for short dated government securities persists, as expected with an active Fed; however, pricing pressure has abated somewhat. Floating rate instruments remain attractive as the Fed projects a further reduction in policy accommodation for the remainder of 2018 and into 2019.

Similar to last year, the Fed increased interest rates in December, March and June. Helping spur things along, the Fed’s preferred measure of inflation (core PCE price index) reached its 2% target level in May. However, at his press conference in June, Fed Chair Jay Powell stressed that being at, or slightly above their inflation target was not an urgent signal for more policy tightening. According to the Fed Funds futures market, as of August 31, 2018, nearly 95% of market participants felt that the Fed would increase the overnight lending rate by 0.25% at the September meeting, with approximately 65% expecting the fourth and final rate hike of 2018 to occur in December. The most recent Fed statement showed that committee members anticipate between 3 and 4 rate increases for 2019, which is more aggressive than the market is projecting.

The trends of rising short term rates out and a flatter yield curve beyond one year are likely to remain in place. Looking forward, tenuous geopolitics, increasing anxiety over the upcoming U.S. midterm-elections and trade policy/tariff impacts are apt to trigger near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MARXX	09658L679	11/23/1992	0.54	0.46
Premier	MAIXX	09658L687	4/3/2000	0.29	0.21

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	15.1
Commercial Paper	57.8
Municipals	0.4
Mutual Funds	3.9
Repurchase Agreements	22.9
Other Assets & Liabilities, Net	(0.1)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Annual Report	BMO Institutional Prime Money Market Fund

Average annual total returns (%)
	1-year	Since inception
Investor Class (Y)	1.29	0.81
Premier Class	1.54	1.06
iMoneyNet, Inc. Money Fund Report Averages	1.12	0.67
Lipper Institutional Money Market Funds Index	1.65	1.16

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Institutional Prime Money Market Fund (the Fund) returned 1.54% for the fiscal year-ended August 31, 2018 versus the iMoneyNet, Inc. Money Fund Report Averages and the Lipper Institutional Money Market Funds Index, which returned 1.12% and 1.65%, respectively.

The most significant episodes affecting the marketplace over the past twelve months were the three interest rate increases by the Federal Reserve (the Fed), tax reform, and the emergence of tariff/trade issues. The overall strength of the economy, further bolstered by a big reduction in corporate tax rates, combined with 75 basis points of interest rate increases, drove yields higher across the entire curve. As would be expected in an active Fed environment, the largest increases, on a percentage basis, were seen in maturities of 2 years and shorter.

The Fund’s low Weighted Average Maturity and increased allocation to floating rate securities were strong contributors to performance during the fiscal year. An increased Treasury issuance following the tax reform passed in December also drove short term rates higher. The Fund’s allocation to commercial paper, particularly in financial and asset-backed names, also helped performance. Strong demand for short dated government securities persists, as expected with an active Fed; however, pricing pressure has abated somewhat. Floating rate instruments remain attractive as the Fed projects a further reduction in policy accommodation for the remainder of 2018 and into 2019.

Similar to last year, the Fed increased interest rates in December, March and June. Helping spur things along, the Fed’s preferred measure of inflation (core PCE price index) reached its 2% target level in May. However, at his press conference in June, Fed Chair Jay Powell stressed that being at, or slightly above their inflation target was not an urgent signal for more policy tightening. According to the Fed Funds futures market, as of August 31, 2018, nearly 95% of market participants felt that the Fed would increase the overnight lending rate by 0.25% at the September meeting, with approximately 65% expecting the fourth and final rate hike of 2018 to occur in December. The most recent Fed statement showed that committee members anticipate between 3 and 4 rate increases for 2019, which is more aggressive than the market is projecting.

The trends of rising short term rates out and a flatter yield curve beyond one year are likely to remain in place. Looking forward, tenuous geopolitics, increasing anxiety over the upcoming U.S. midterm-elections and trade policy/tariff impacts are apt to trigger near-term rate volatility across the yield curve.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	BYFXX	09658V354	6/3/2016	0.56	0.46
Premier	BPFXX	09658V347	6/3/2016	0.31	0.21

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 6 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	17.0
Commercial Paper	61.1
Mutual Funds	3.3
Repurchase Agreements	18.7
Other Assets & Liabilities, Net	(0.1)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2008 to August 31, 2018.

Explanation of the Indices and Notes in the Commentary

The views expressed in the commentary are as of August 31, 2018 and are those of the Funds’ investment adviser and/or portfolio manager(s). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of the Funds or any individual security, industry, market sector or the markets generally. Statements involving predictions, assessments, analyses or outlook for individual securities, industries, market sectors and/or markets involve risks and uncertainties. In addition to the general risks described for the Funds in their current Prospectuses, other factors bearing on these commentaries include the accuracy of the investment adviser’s or portfolio manager’s forecasts and predictions and the appropriateness of the investment programs designed by the investment adviser or portfolio managers to implement their strategies efficiently and effectively. Any one, or more, of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund. The line graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The gross and net expense ratios are based on expenses incurred by a Fund as disclosed in the Funds’ Prospectus dated December 29, 2017. Each Fund’s performance assumes the reinvestment of all dividends and distributions. Performance returns for all benchmark comparisons assume dividends and distributions were reinvested for the entire period. All indices are unmanaged and are not available for direct investment.

Fund/Benchmark Comparison per Fund		Explanation
Low Volatility Equity Fund	Russell 1000® Index	The Russell 1000® Index consists of approximately 1,000 of the largest companies in the U.S. equity markets.(4)
	Lipper U.S. Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Dividend Income Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Standard & Poor’S 500® Index	The S&P 500® is an unmanaged index of large-cap common stocks.
	Lipper Equity Income Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Value Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper U.S. Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Growth Fund	Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper U.S. Multi-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Value Fund	Russell Midcap® Value Index	Russell Midcap® Value index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.(4)
	Lipper U.S. Mid-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Growth Fund	Russell Midcap® Growth Index	Russell Midcap® Growth index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.(4)
	Lipper U.S. Mid-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Value Fund(1)	Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper U.S. Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Core Fund(1)	Russell 2000® Index	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.(4)
	Lipper U.S. Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Small-Cap Growth Fund(1)	Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper U.S. Small-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Global Low Volatility Equity Fund(1)	Morgan Stanley Capital International All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.(4)
	Lipper Global Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Disciplined International Equity Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Pyrford International Stock Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
LGM Emerging Markets Equity Fund(3)	Morgan Stanley Capital International Emerging Markets Index	The MSCI Emerging Markets Index is a market capitalization weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia, as monitored by Morgan Stanley Capital International.(4)
	Lipper Emerging Markets Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Alternative Strategies Fund(3)	Bank Of America Merrill Lynch 3-Month T-Bill Index	Bank of America Merrill Lynch 3-Month T-Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.(4)
	HFRX Global Hedge Fund Index	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It comprises all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
	Lipper Alternative Multi-Strategy Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Global Long/Short Equity Fund(3)	Morgan Stanley Capital International All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.(4)
	Lipper Alternative Long/Short Equity Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Ultra Short Tax-Free Fund(2)(6)	Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index And 50% iMoneyNet Money Market Fund Tax-Free National Retail Index)	The blended index consists of 50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet Money Market Fund Tax-Free National Retail Index. The Bloomberg Barclays 1 Year Municipal Bond Index is the 1 year component of the Bloomberg Barclays Capital Municipal Bond Index, which is an unmanaged index composed of longterm tax-exempt bonds with a minimum credit rating of Baa. The iMoneyNet Money Market Fund Tax-Free National Retail Index is an average of money funds with investment objectives similar to that of the Fund.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Short Tax-Free Fund(2)(6)	Bloomberg Barclays Short (1-5 Year) Municipal Index	The Bloomberg Barclays Short (1-5 Year) Municipal Index includes invetment-grade tax-exempt bonds that are issued by state and local governments and have maturities of 1 to 5 years.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Short-Term Income Fund(6)	Bank of America Merrill Lynch 1-3 Year U.S. Government/ Corporate Index	Bank of America Merrill Lynch 1-3 Year U.S. Government/ Corporate Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.(4)
	Lipper Short Investment-Grade Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Intermediate Tax-Free Fund(2)(6)	Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	Bloomberg Barclays 1-15 Year Blend Municipal Bond Index is the 1-15 year Blend component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1-17 years. To qualify for inclusion, a bond or security must have outstanding par value of at least $7 million, issued as part of a transaction of at least $75 million, fixed rate, dated-date after December 31, 1990 and must have at least one year from final maturity.(4)
	Lipper Intermediate Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Strategic Income Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged Index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.(4)
	Bloomberg Barclays U.S. Mortgage Backed Securities Index	Bloomberg Barclays U.S. Mortgage Backed Securities Index is an unmanaged index that includes 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Corporation (FNMC).(4)
	Lipper Multi-Sector Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
TCH Corporate Income Fund(6)	Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index represents securities that are SEC registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.(4)
	Lipper Corporate Debt Funds BBB-Rated Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
TCH Core Plus Bond Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged Index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity, rated investment grade Baa3 or better, dollar denominated, non-convertible, fixed rate and be publicly issued.(4)
	Lipper Core Plus Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
High Yield Bond Fund(3)(6)	Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is an Index that tracks the performance of U.S. dollar denominated below investment grade rated corporate debt publically issued in the U.S. domestic market.(4)
Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index is a benchmark index for high yield corporate bonds which excludes lower-rated securities and caps exposure to any one issuer at 2% and is administrated by Merrill
Lynch.(4)
	Lipper High Yield Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Government Money Market Fund	iMoneyNet, Inc. Government Money Market Index	iMoneyNet, Inc. Government Money Market Index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper U.S. Government Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Tax-Free Money Market Fund	iMoneyNet, Inc. Fund Report/ Tax-Free National Retail Index	iMoneyNet, Inc. Fund Report/ Tax-Free National Retail Index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Tax-Exempt Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	iMoneyNet, Inc. Money Fund Report Averages index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Institutional Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Institutional Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	iMoneyNet, Inc. Money Fund Report Averages index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Institutional Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

(1)	Small-Cap stocks are less liquid and more volatile than large-cap stocks.
(2)	Income generated by the Fund may be subject to the federal alternative minimum tax.
(3)	International investing involves special risks including currency risk, political risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4)	Performance returns do not reflect the deduction of sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.
(5)	Performance returns do not reflect the deduction of sales charges of component funds, or taxes, but do reflect the deduction of fund expenses.
(6)	Investors should be aware that in an environment of rising interest rates, they may expect to see declining bond prices.

Expense Example (Unaudited)

For the Six Months Ended August 31, 2018

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2018 (3/1/18-8/31/18).

Actual Expenses

The information in the table under the heading “Acutal Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/18	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Annualized Expense Ratio(1)
Low Volatility Equity Fund
Advisor	$1,000.00	$1,085.30	$4.73	$1,020.67	$4.58	0.90%
Institutional	1,000.00	1,086.50	3.42	1,021.93	3.31	0.65
Dividend Income Fund
Advisor	1,000.00	1,078.70	4.72	1,020.67	4.58	0.90
Institutional	1,000.00	1,079.60	3.41	1,021.93	3.31	0.65
Large-Cap Value Fund
Advisor	1,000.00	1,046.60	4.08	1,021.22	4.02	0.79
Institutional	1,000.00	1,048.60	2.79	1,022.48	2.75	0.54
Retirement class R-6	1,000.00	1,049.40	1.96	1,023.29	1.94	0.38

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/18	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Annualized Expense Ratio(1)
Large-Cap Growth Fund
Investor	$1,000.00	$1,124.50	$4.50	$1,020.97	$4.28	0.84%
Advisor	1,000.00	1,125.00	4.23	1,021.22	4.02	0.79
Institutional	1,000.00	1,126.00	2.89	1,022.48	2.75	0.54
Retirement class R-6	1,000.00	1,126.90	2.09	1,023.24	1.99	0.39
Mid-Cap Value Fund
Advisor	1,000.00	1,041.20	6.38	1,018.95	6.31	1.24
Institutional	1,000.00	1,043.10	5.10	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	1,043.90	4.28	1,021.02	4.23	0.83
Mid-Cap Growth Fund
Advisor	1,000.00	1,119.00	6.62	1,018.95	6.31	1.24
Institutional	1,000.00	1,120.50	5.29	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	1,121.60	4.49	1,020.97	4.28	0.84
Small-Cap Value Fund
Advisor	1,000.00	1,129.10	6.65	1,018.95	6.31	1.24
Institutional	1,000.00	1,130.10	5.32	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	1,130.80	4.46	1,021.02	4.23	0.83
Small-Cap Core Fund
Advisor	1,000.00	1,125.10	6.16	1,019.41	5.85	1.15
Institutional	1,000.00	1,126.50	4.82	1,020.67	4.58	0.90
Small-Cap Growth Fund
Advisor	1,000.00	1,202.00	6.88	1,018.95	6.31	1.24
Institutional	1,000.00	1,203.40	5.50	1,020.21	5.04	0.99
Global Low Volatility Equity Fund
Advisor	1,000.00	1,035.50	5.69	1,019.61	5.65	1.11
Institutional	1,000.00	1,036.10	4.41	1,020.87	4.38	0.86
Disciplined International Equity Fund
Advisor	1,000.00	956.30	5.67	1,019.41	5.85	1.15
Institutional	1,000.00	957.20	4.44	1,020.67	4.58	0.90
Pyrford International Stock Fund
Advisor	1,000.00	995.60	5.94	1,019.26	6.01	1.18
Institutional	1,000.00	997.00	4.73	1,020.47	4.79	0.94
Retirement class R-6	1,000.00	997.70	3.98	1,021.22	4.02	0.79
Class F-3	1,000.00	997.70	3.98	1,021.22	4.02	0.79
LGM Emerging Markets Equity Fund
Advisor	1,000.00	946.90	6.87	1,018.15	7.12	1.40
Institutional	1,000.00	947.80	5.65	1,019.41	5.85	1.15
Alternative Strategies Fund
Advisor	1,000.00	1,000.00	11.95	1,013.26	12.03	2.37
Institutional	1,000.00	1,000.00	10.59	1,014.62	10.66	2.10
Global Long/Short Equity Fund
Advisor	1,000.00	998.30	12.84	1,012.35	12.93	2.55
Institutional	1,000.00	1,000.00	11.54	1,013.66	11.62	2.29
Ultra Short Tax-Free Fund
Advisor	1,000.00	1,005.60	2.78	1,022.43	2.80	0.55
Institutional	1,000.00	1,006.90	1.52	1,023.69	1.53	0.30

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/18	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Annualized Expense Ratio(1)
Short Tax-Free Fund
Advisor	$1,000.00	$1,008.30	$2.78	$1,022.43	$2.80	0.55%
Institutional	1,000.00	1,008.10	2.02	1,023.19	2.04	0.40
Short-Term Income Fund
Advisor	1,000.00	1,007.90	3.04	1,022.18	3.06	0.60
Institutional	1,000.00	1,010.30	1.77	1,023.44	1.79	0.35
Intermediate Tax-Free Fund
Investor	1,000.00	1,012.30	2.79	1,022.43	2.80	0.55
Advisor	1,000.00	1,012.30	2.79	1,022.43	2.80	0.55
Institutional	1,000.00	1,012.60	1.52	1,023.69	1.53	0.30
Strategic Income Fund
Investor	1,000.00	998.90	4.03	1,021.17	4.08	0.80
Advisor	1,000.00	998.90	4.03	1,021.17	4.08	0.80
Institutional	1,000.00	1,001.20	2.77	1,022.43	2.80	0.55
TCH Corporate Income Fund
Investor	1,000.00	1,004.90	2.98	1,022.23	3.01	0.59
Advisor	1,000.00	1,005.00	2.93	1,022.28	2.96	0.58
Institutional	1,000.00	1,006.50	2.23	1,022.99	2.24	0.44
TCH Core Plus Bond Fund
Investor	1,000.00	1,006.70	2.88	1,022.33	2.91	0.57
Advisor	1,000.00	1,006.70	2.88	1,022.33	2.91	0.57
Institutional	1,000.00	1,007.10	1.62	1,023.59	1.63	0.32
High Yield Bond Fund
Advisor	1,000.00	1,009.60	4.56	1,020.67	4.58	0.90
Institutional	1,000.00	1,010.80	3.29	1,021.93	3.31	0.65
Government Money Market Fund
Investor	1,000.00	1,006.80	2.28	1,022.94	2.29	0.45
Premier	1,000.00	1,008.10	1.01	1,024.20	1.02	0.20
Tax-Free Money Market Fund
Investor	1,000.00	1,004.80	2.27	1,022.94	2.29	0.45
Premier	1,000.00	1,006.10	1.01	1,024.20	1.02	0.20
Prime Money Market Fund
Investor	1,000.00	1,007.80	2.28	1,022.94	2.29	0.45
Premier	1,000.00	1,009.10	1.01	1,024.20	1.02	0.20
Institutional Prime Money Market Fund
Investor	1,000.00	1,008.10	2.28	1,022.94	2.29	0.45
Premier	1,000.00	1,009.40	1.01	1,024.20	1.02	0.20

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2018 through August 31, 2018, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

August 31, 2018

Schedules of Investments

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.6%

Consumer Discretionary — 14.2%

Advertising — 1.2%
Omnicom Group, Inc. (1)	21,619	$1,498,629

Apparel Retail — 1.5%
TJX Cos., Inc. (1)	17,063	1,876,418

Apparel, Accessories & Luxury Goods — 0.8%
Carter’s, Inc. (1)	5,087	538,866
Michael Kors Holdings, Ltd. (2)	6,627	481,253

		1,020,119

Cable & Satellite — 1.4%
Comcast Corp., Class A (1)	30,635	1,133,189
Sirius XM Holdings, Inc. (1)	92,088	653,825

		1,787,014

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc. (1)	5,646	449,196

Education Services — 3.1%
Bright Horizons Family Solutions, Inc. (1)(2)	23,617	2,820,578
Graham Holdings Co., Class B (1)	500	281,325
Grand Canyon Education, Inc. (1)(2)	7,329	873,177

		3,975,080

General Merchandise Stores — 1.2%
Dollar General Corp. (1)	8,678	934,881
Target Corp. (1)	6,627	579,862

		1,514,743

Movies & Entertainment — 2.2%
Madison Square Garden Co., Class A (1)(2)	2,295	692,952
Walt Disney Co. (1)	19,089	2,138,350

		2,831,302

Publishing — 0.3%
John Wiley & Sons, Inc., Class A (1)	5,509	355,606

Restaurants — 1.5%
Brinker International, Inc. (1)	17,083	756,435
Darden Restaurants, Inc.	10,689	1,240,352

		1,996,787

Specialized Consumer Services — 0.7%
ServiceMaster Global Holdings, Inc. (2)	15,215	917,008

Total Consumer Discretionary		18,221,902

Consumer Staples — 14.5%

Agricultural Products — 0.2%
Ingredion, Inc. (1)	2,521	254,797

Food Distributors — 2.9%
Sysco Corp. (1)	24,038	1,798,523
U.S. Foods Holding Corp. (2)	60,487	1,971,271

		3,769,794

Food Retail — 1.1%
Kroger Co. (1)	45,179	1,423,139

Household Products — 0.3%
Church & Dwight Co., Inc. (1)	7,655	433,120

Hypermarkets & Super Centers — 4.1%
Costco Wholesale Corp. (1)	11,575	2,698,480
Walmart, Inc.	27,001	2,588,316

		5,286,796

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods & Meats — 2.2%
ConAgra Brands, Inc. (1)	30,570	$1,123,448
Flowers Foods, Inc. (1)	51,293	1,033,554
J.M. Smucker Co. (1)	2,472	255,555
Kellogg Co. (1)	5,646	405,326

		2,817,883

Personal Products — 1.7%
Estee Lauder Cos., Inc., Class A (1)	15,215	2,131,926

Soft Drinks — 2.0%
PepsiCo, Inc. (1)	22,225	2,489,422

Total Consumer Staples		18,606,877

Energy — 4.9%

Integrated Oil & Gas — 3.6%
Chevron Corp.	20,536	2,432,694
Exxon Mobil Corp.	10,729	860,144
Occidental Petroleum Corp.	17,330	1,384,147

		4,676,985

Oil & Gas-Equipment & Services — 0.4%
Schlumberger, Ltd. (1)	8,725	551,071

Oil & Gas-Exploration & Production — 0.3%
ConocoPhillips	4,869	357,531

Oil & Gas-Refining & Marketing — 0.6%
Valero Energy Corp. (1)	6,627	781,191

Total Energy		6,366,778

Financials — 14.2%

Consumer Finance — 1.5%
American Express Co.	17,779	1,884,218

Financial Exchanges & Data — 1.2%
Morningstar, Inc. (1)	10,921	1,554,277

Life & Health Insurance — 2.2%
Aflac, Inc. (1)	61,236	2,831,553

Multi-Line Insurance — 0.3%
Hartford Financial Services Group, Inc.	7,763	391,022

Property & Casualty Insurance — 4.3%
Allstate Corp.	27,257	2,741,237
Aspen Insurance Holdings, Ltd. (1)	7,420	305,333
Progressive Corp.	21,097	1,424,680
Travelers Cos., Inc. (1)	7,890	1,038,324

		5,509,574

Regional Banks — 1.9%
BB&T Corp. (1)	5,459	282,012
PNC Financial Services Group, Inc.	12,601	1,808,748
Regions Financial Corp.	15,635	304,257

		2,395,017

Reinsurance — 2.8%
Everest Re Group, Ltd. (1)	11,747	2,619,816
RenaissanceRe Holdings, Ltd. (1)	7,536	1,001,986

		3,621,802

Total Financials		18,187,463

Healthcare — 17.3%

Healthcare Equipment — 3.3%
Baxter International, Inc. (1)	37,992	2,825,465
Hill-Rom Holdings, Inc.	5,601	544,809
Medtronic PLC	9,054	872,896

		4,243,170

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 0.3%
Universal Health Services, Inc., Class B (1)	2,531	$329,435

Healthcare Services — 1.5%
CVS Health Corp. (1)	16,841	1,267,117
DaVita, Inc. (1)(2)	5,601	388,093
MEDNAX, Inc. (2)	6,761	320,134

		1,975,344

Healthcare Supplies — 1.1%
Cooper Cos., Inc. (1)	5,415	1,385,049

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., Class A (1)(2)	1,067	347,095

Managed Healthcare — 2.6%
Anthem, Inc. (1)	1,680	444,746
Cigna Corp.	6,580	1,239,277
Humana, Inc.	5,141	1,713,290

		3,397,313

Pharmaceuticals — 8.2%
Bristol-Myers Squibb Co.	16,351	990,053
Eli Lilly & Co. (1)	21,732	2,295,986
Johnson & Johnson	20,069	2,703,093
Merck & Co., Inc.	25,297	1,735,121
Pfizer, Inc.	66,461	2,759,461

		10,483,714

Total Healthcare		22,161,120

Industrials — 7.0%

Aerospace & Defense — 3.5%
Huntington Ingalls Industries, Inc. (1)	2,333	570,348
Lockheed Martin Corp. (1)	7,563	2,423,261
Northrop Grumman Corp. (1)	3,826	1,142,023
Raytheon Co. (1)	1,914	381,728

		4,517,360

Environmental & Facilities Services — 3.2%
Republic Services, Inc. (1)	18,902	1,386,651
Waste Management, Inc.	30,244	2,749,179

		4,135,830

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc. (1)	2,614	331,482

Total Industrials		8,984,672

Information Technology — 7.4%

Communications Equipment — 2.1%
Motorola Solutions, Inc. (1)	20,816	2,671,942

Consulting & Other Services — 1.4%
Amdocs, Ltd.	28,238	1,843,377

Data Processing & Outsourced Services — 1.5%
Genpact, Ltd. (1)	64,502	1,976,341

Electronic Components — 0.4%
Dolby Laboratories, Inc., Class A (1)	7,599	533,374

Internet Software & Services — 0.5%
eBay, Inc. (2)	9,335	323,084
VeriSign, Inc. (2)	2,065	327,530

		650,614

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	8,199	$1,866,338

Total Information Technology		9,541,986

Materials — 0.6%

Metal & Glass Containers — 0.6%
Berry Global Group, Inc. (1)(2)	15,449	737,381

Real Estate — 7.8%

Hotel & Resort REIT’s — 1.3%
Apple Hospitality REIT, Inc. (1)	93,749	1,654,670

Office REIT’s — 2.2%
Equity Commonwealth (1)(2)	71,966	2,307,230
Highwoods Properties, Inc.	6,488	322,713
Piedmont Office Realty Trust, Inc., Class A (1)	12,695	251,869

		2,881,812

Residential REIT’s — 3.5%
Essex Property Trust, Inc.	10,735	2,643,816
UDR, Inc. (1)	47,000	1,878,590

		4,522,406

Specialized REIT’s — 0.8%
Equinix, Inc.	2,333	1,017,491

Total Real Estate		10,076,379

Telecommunication Services — 0.4%

Integrated Telecommunication Services — 0.4%
AT&T, Inc. (1)	14,561	465,078

Utilities — 10.3%

Electric Utilities — 8.2%
American Electric Power Co., Inc.	35,985	2,581,204
Entergy Corp. (1)	30,076	2,514,053
Exelon Corp.	64,502	2,819,383
Xcel Energy, Inc. (1)	53,428	2,567,215

		10,481,855

Multi-Utilities — 2.1%
Ameren Corp.	43,594	2,756,448

Total Utilities		13,238,303

Total Common Stocks (identified cost $102,015,952)		126,587,939

Short-Term Investments — 46.2%

Collateral Pool Investments for Securities on Loan — 45.0%

Collateral pool allocation (3)		57,761,573

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	1,494,054	1,494,204

Total Short-Term Investments (identified cost $59,255,418)		59,255,777

Total Investments — 144.8% (identified cost $161,271,370)		185,843,716
Other Assets and Liabilities — (44.8)%		(57,458,346)

Total Net Assets — 100.0%		$128,385,370

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 9.1%

Automobile Manufacturers — 0.5%
Ford Motor Co.	76,361	$723,902

Cable & Satellite — 1.9%
Comcast Corp., Class A (1)	81,699	3,022,046

Computer & Electronics Retail — 1.1%
Best Buy Co., Inc. (1)	21,788	1,733,453

Department Stores — 2.7%
Kohl’s Corp. (1)	37,218	2,944,316
Nordstrom, Inc. (1)	19,310	1,213,634

		4,157,950

Hotels, Resorts & Cruise Lines — 1.1%
Carnival Corp. (1)	28,110	1,728,484

Restaurants — 1.8%
Darden Restaurants, Inc. (1)	23,990	2,783,800

Total Consumer Discretionary		14,149,635

Consumer Staples — 6.3%

Food Distributors — 2.2%
Sysco Corp. (1)	46,802	3,501,726

Food Retail — 0.6%
Kroger Co. (1)	28,905	910,507

Hypermarkets & Super Centers — 2.3%
Walmart, Inc.	36,728	3,520,746

Soft Drinks — 1.2%
PepsiCo, Inc. (1)	16,486	1,846,597

Total Consumer Staples		9,779,576

Energy — 9.1%

Integrated Oil & Gas — 3.7%
Chevron Corp.	32,341	3,831,115
Occidental Petroleum Corp.	24,312	1,941,799

		5,772,914

Oil & Gas-Refining & Marketing — 3.7%
Marathon Petroleum Corp. (1)	27,286	2,245,365
Valero Energy Corp. (1)	29,053	3,424,768

		5,670,133

Oil & Gas-Storage & Transportation — 1.7%
Kinder Morgan, Inc.	40,700	720,390
Williams Cos., Inc.	62,834	1,859,258

		2,579,648

Total Energy		14,022,695

Financials — 14.4%

Consumer Finance — 1.6%
Discover Financial Services (1)	21,289	1,663,097
Navient Corp.	66,992	913,771

		2,576,868

Diversified Banks — 4.8%
Citigroup, Inc.	14,587	1,039,178
JPMorgan Chase & Co.	16,320	1,869,945
Wells Fargo & Co. (1)	77,202	4,514,773

		7,423,896

Life & Health Insurance — 2.7%
Aflac, Inc. (1)	25,769	1,191,559
Prudential Financial, Inc.	30,273	2,974,322

		4,165,881

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 5.3%
BB&T Corp. (1)	13,484	$696,583
Citizens Financial Group, Inc.	40,753	1,677,394
Regions Financial Corp.	125,877	2,449,566
SunTrust Banks, Inc. (1)	46,142	3,394,206

		8,217,749

Total Financials		22,384,394

Healthcare — 11.4%

Biotechnology — 3.2%
AbbVie, Inc. (1)	35,514	3,408,634
Amgen, Inc. (1)	7,920	1,582,495

		4,991,129

Healthcare Services — 1.4%
CVS Health Corp. (1)	28,779	2,165,332

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	24,683	1,494,556
Eli Lilly & Co. (1)	34,348	3,628,866
Merck & Co., Inc.	17,050	1,169,459
Pfizer, Inc.	102,687	4,263,564

		10,556,445

Total Healthcare		17,712,906

Industrials — 6.0%

Aerospace & Defense — 2.6%
Boeing Co.	9,012	3,089,223
Lockheed Martin Corp. (1)	2,689	861,583

		3,950,806

Airlines — 0.6%
Delta Air Lines, Inc. (1)	16,798	982,347

Construction Machinery & Heavy Trucks — 0.5%
Caterpillar, Inc.	5,578	774,505

Environmental & Facilities Services — 1.0%
Republic Services, Inc. (1)	10,417	764,191
Waste Management, Inc.	8,772	797,375

		1,561,566

Industrial Machinery — 0.5%
Ingersoll-Rand PLC (1)	7,973	807,585

Trucking — 0.8%
Ryder System, Inc. (1)	15,281	1,174,192

Total Industrials		9,251,001

Information Technology — 21.4%

Communications Equipment — 3.2%
Cisco Systems, Inc.	87,972	4,202,423
Motorola Solutions, Inc. (1)	6,367	817,268

		5,019,691

Data Processing & Outsourced Services — 1.3%
Automatic Data Processing, Inc. (1)	14,076	2,065,653

Electronic Equipment & Instruments — 0.7%
FLIR Systems, Inc.	16,975	1,065,011

Semiconductor Equipment — 2.8%
KLA-Tencor Corp. (1)	27,429	3,187,524
Lam Research Corp. (1)	6,476	1,120,931

		4,308,455

Semiconductors — 5.2%
Broadcom, Inc.	5,561	1,218,026
Intel Corp.	65,784	3,185,919
Maxim Integrated Products, Inc. (1)	26,307	1,590,784
Texas Instruments, Inc. (1)	18,409	2,069,172

		8,063,901

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 3.7%
Microsoft Corp.	51,570	$5,792,858

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	5,184	1,180,034
HP, Inc. (1)	87,638	2,160,277
NetApp, Inc. (1)	21,964	1,906,695
Seagate Technology PLC (1)	16,985	909,377
Western Digital Corp.	11,744	742,690

		6,899,073

Total Information Technology		33,214,642

Materials — 2.7%

Commodity Chemicals — 0.9%
LyondellBasell Industries NV, Class A (1)	12,764	1,439,524

Fertilizers & Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc. (1)	35,339	1,835,861

Paper Packaging — 0.6%
WestRock Co. (1)	15,273	841,237

Total Materials		4,116,622

Real Estate — 5.8%

Hotel & Resort REIT’s — 2.2%
Host Hotels & Resorts, Inc. (1)	160,799	3,462,002

Office REIT’s — 0.8%
Alexandria Real Estate Equities, Inc. (1)	9,993	1,282,602

Residential REIT’s — 1.8%
Essex Property Trust, Inc.	8,049	1,982,308
UDR, Inc.	19,411	775,857

		2,758,165

Retail REIT’s — 0.5%
Simon Property Group, Inc. (1)	4,157	760,856

Specialized REIT’s — 0.5%
Crown Castle International Corp. (1)	6,954	792,965

Total Real Estate		9,056,590

Telecommunication Services — 4.3%

Integrated Telecommunication Services — 4.3%
AT&T, Inc. (1)	81,639	2,607,550
Verizon Communications, Inc. (1)	74,685	4,060,623

Total Telecommunication Services		6,668,173

Utilities — 7.0%

Electric Utilities — 3.6%
American Electric Power Co., Inc.	18,468	1,324,710
Entergy Corp. (1)	8,926	746,124
Exelon Corp.	79,659	3,481,895

		5,552,729

Independent Power Producers & Energy Traders — 2.2%
AES Corp. (1)	251,089	3,379,658

Multi-Utilities — 1.2%
Ameren Corp.	31,255	1,976,253

Total Utilities		10,908,640

Total Common Stocks (identified cost $114,417,336)		151,264,874

Description	Shares	Value
Short-Term Investments — 47.9%

Collateral Pool Investments for Securities on Loan — 45.6%

Collateral pool allocation (3)		$70,677,075

Mutual Funds — 2.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	3,590,739	3,591,099

Total Short-Term Investments (identified cost $74,267,624)		74,268,174

Total Investments — 145.4% (identified cost $188,684,960)		225,533,048
Other Assets and Liabilities — (45.4)%		(70,431,782)

Total Net Assets — 100.0%		$155,101,266

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 9.4%

Apparel Retail — 0.6%
Gap, Inc. (1)	76,414	$2,319,165

Apparel, Accessories & Luxury Goods — 0.8%
Michael Kors Holdings, Ltd. (1)(2)	43,435	3,154,250

Auto Parts & Equipment — 1.2%
Lear Corp.	29,693	4,816,204

Automotive Retail — 0.3%
AutoZone, Inc. (1)(2)	1,477	1,132,682

Broadcasting — 0.5%
AMC Networks, Inc., Class A (1)(2)	31,057	1,950,690

Cable & Satellite — 3.0%
Comcast Corp., Class A (1)	313,229	11,586,341

Department Stores — 1.4%
Kohl’s Corp. (1)	39,460	3,121,681
Nordstrom, Inc. (1)	38,479	2,418,405

		5,540,086

Home Improvement Retail — 1.6%
Lowe’s Cos., Inc.	58,566	6,369,052

Total Consumer Discretionary		36,868,470

Consumer Staples — 4.6%

Food Distributors — 0.3%
Sysco Corp. (1)	15,528	1,161,805

Household Products — 0.4%
Kimberly-Clark Corp. (1)	14,355	1,658,577

Hypermarkets & Super Centers — 2.8%
Walmart, Inc. (1)	114,791	11,003,865

Packaged Foods & Meats — 1.1%
Campbell Soup Co. (1)	35,769	1,411,087
J.M. Smucker Co. (1)	27,025	2,793,845

		4,204,932

Total Consumer Staples		18,029,179

Energy — 10.5%

Integrated Oil & Gas — 3.3%
Chevron Corp.	107,364	12,718,339

Oil & Gas-Equipment & Services — 0.7%
Schlumberger, Ltd. (1)	45,416	2,868,475

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production — 2.3%
ConocoPhillips	125,004	$9,179,044

Oil & Gas-Refining & Marketing — 4.2%
Marathon Petroleum Corp. (1)	95,592	7,866,266
Valero Energy Corp. (1)	73,921	8,713,807

		16,580,073

Total Energy		41,345,931

Financials — 20.9%

Asset Management & Custody Banks — 0.3%
Northern Trust Corp.	12,450	1,337,877

Consumer Finance — 3.6%
American Express Co. (1)	27,479	2,912,224
Capital One Financial Corp. (1)	55,842	5,533,384
Synchrony Financial (1)	174,852	5,537,563

		13,983,171

Diversified Banks — 6.1%
Bank of America Corp. (1)	133,664	4,134,228
Citigroup, Inc.	174,148	12,406,303
Wells Fargo & Co. (1)	124,880	7,302,982

		23,843,513

Investment Banking & Brokerage — 0.3%
Lazard, Ltd., Class A	26,252	1,263,771

Life & Health Insurance — 2.9%
Prudential Financial, Inc.	72,750	7,147,688
Unum Group	120,223	4,433,824

		11,581,512

Multi-Line Insurance — 0.5%
American International Group, Inc. (1)	33,674	1,790,447

Property & Casualty Insurance — 1.4%
Allstate Corp. (1)	13,182	1,325,714
Travelers Cos., Inc. (1)	31,922	4,200,935

		5,526,649

Regional Banks — 5.8%
Citizens Financial Group, Inc.	180,624	7,434,484
Regions Financial Corp. (1)	363,897	7,081,435
SunTrust Banks, Inc. (1)	109,387	8,046,508

		22,562,427

Total Financials		81,889,367

Healthcare — 15.3%

Biotechnology — 3.0%
AbbVie, Inc. (1)	34,117	3,274,550
Amgen, Inc. (1)	18,323	3,661,119
Celgene Corp. (1)(2)	50,281	4,749,040

		11,684,709

Healthcare Equipment — 1.0%
Hill-Rom Holdings, Inc.	41,011	3,989,140

Healthcare Services — 1.6%
CVS Health Corp. (1)	81,496	6,131,759

Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc. (1)(2)	23,585	2,912,983

Managed Healthcare — 0.4%
Cigna Corp. (1)	8,538	1,608,047

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co. (1)	139,373	$8,439,035
Eli Lilly & Co. (1)	82,278	8,692,671
Merck & Co., Inc. (1)	33,174	2,275,405
Pfizer, Inc.	344,546	14,305,550

		33,712,661

Total Healthcare		60,039,299

Industrials — 7.8%

Aerospace & Defense — 2.6%
Boeing Co. (1)	8,493	2,911,315
Huntington Ingalls Industries, Inc. (1)	30,523	7,461,958

		10,373,273

Airlines — 2.3%
Southwest Airlines Co. (1)	101,826	6,241,934
United Continental Holdings, Inc. (1)(2)	31,360	2,741,491

		8,983,425

Building Products — 1.7%
Masco Corp. (1)	68,974	2,618,943
Owens Corning	70,197	3,974,554

		6,593,497

Construction Machinery & Heavy Trucks — 1.2%
Oshkosh Corp. (1)	29,712	2,087,565
Terex Corp. (1)	63,574	2,463,493

		4,551,058

Total Industrials		30,501,253

Information Technology — 9.9%

Communications Equipment — 4.1%
Cisco Systems, Inc. (1)	181,364	8,663,758
F5 Networks, Inc. (1)(2)	38,391	7,260,506

		15,924,264

Consulting & Other Services — 0.6%
DXC Technology Co. (1)	25,713	2,342,197

Data Processing & Outsourced Services — 1.1%
Alliance Data Systems Corp. (1)	17,578	4,193,759

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	58,448	2,514,433

Semiconductors — 2.1%
Intel Corp. (1)	79,530	3,851,638
ON Semiconductor Corp. (1)(2)	214,695	4,581,591

		8,433,229

Technology Hardware, Storage & Peripherals — 1.4%
NetApp, Inc. (1)	28,145	2,443,268
Western Digital Corp. (1)	48,904	3,092,689

		5,535,957

Total Information Technology		38,943,839

Materials — 3.6%

Commodity Chemicals — 1.4%
LyondellBasell Industries NV, Class A (1)	48,794	5,502,987

Diversified Chemicals — 0.4%
Huntsman Corp. (1)	51,249	1,562,582

Metal & Glass Containers — 1.1%
Berry Global Group, Inc. (1)(2)	85,540	4,082,824

Steel — 0.7%
Steel Dynamics, Inc. (1)	63,382	2,898,459

Total Materials		14,046,852

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate — 7.3%

Hotel & Resort REIT’s — 0.7%
Host Hotels & Resorts, Inc. (1)	132,165	$2,845,512

Office REIT’s — 3.4%
Boston Properties, Inc. (1)	49,746	6,489,366
Highwoods Properties, Inc.	69,861	3,474,886
Kilroy Realty Corp. (1)	42,770	3,128,198

		13,092,450

Residential REIT’s — 1.9%
Essex Property Trust, Inc. (1)	30,818	7,589,857

Specialized REIT’s — 1.3%
Equinix, Inc. (1)	11,428	4,984,094

Total Real Estate		28,511,913

Utilities — 8.5%

Electric Utilities — 5.2%
American Electric Power Co., Inc.	100,610	7,216,755
Entergy Corp. (1)	57,581	4,813,196
Exelon Corp. (1)	192,288	8,404,909

		20,434,860

Independent Power Producers & Energy Traders — 1.5%
AES Corp. (1)	434,727	5,851,425

Multi-Utilities — 1.8%
Ameren Corp. (1)	110,744	7,002,343

Total Utilities		33,288,628

Total Common Stocks (identified cost $319,880,283)		383,464,731

Short-Term Investments — 42.5%

Collateral Pool Investments for Securities on Loan — 40.6%

Collateral pool allocation (3)		159,109,849

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	7,481,565	7,482,313

Total Short-Term Investments (identified cost $166,591,117)		166,592,162

Total Investments — 140.3% (identified cost $486,471,400)		550,056,893
Other Assets and Liabilities — (40.3)%		(157,984,213)

Total Net Assets — 100.0%		$392,072,680

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.3%

Consumer Discretionary — 16.1%

Apparel Retail — 1.0%
Burlington Stores, Inc. (1)(2)	25,448	$4,279,845

Apparel, Accessories & Luxury Goods — 2.7%
Lululemon Athletica, Inc. (1)(2)	36,615	5,672,762
Michael Kors Holdings, Ltd. (2)	72,084	5,234,740

		10,907,502

Automotive Retail — 1.3%
O’Reilly Automotive, Inc. (2)	15,923	5,340,893

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Cable & Satellite — 2.6%
Comcast Corp., Class A (1)	193,061	$7,141,326
Sirius XM Holdings, Inc. (1)	515,112	3,657,295

		10,798,621

Department Stores — 0.6%
Nordstrom, Inc. (1)	36,862	2,316,777

Footwear — 0.6%
Deckers Outdoor Corp. (1)(2)	19,439	2,368,448

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc. (2)	13,114	26,394,679
Expedia Group, Inc. (1)	24,303	3,171,541

		29,566,220

Total Consumer Discretionary		65,578,306

Consumer Staples — 3.7%

Food Distributors — 0.9%
Sysco Corp. (1)	47,515	3,555,072

Food Retail — 0.4%
Sprouts Farmers Market, Inc. (1)(2)	69,812	1,847,924

Hypermarkets & Super Centers — 1.4%
Walmart, Inc.	58,023	5,562,085

Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A (1)	28,852	4,042,742

Total Consumer Staples		15,007,823

Energy — 2.0%

Integrated Oil & Gas — 0.7%
Occidental Petroleum Corp.	33,830	2,702,002

Oil & Gas-Equipment & Services — 0.8%
Schlumberger, Ltd. (1)	55,214	3,487,316

Oil & Gas-Exploration & Production — 0.5%
Pioneer Natural Resources Co. (1)	11,400	1,991,580

Total Energy		8,180,898

Financials — 6.4%

Consumer Finance — 2.1%
American Express Co.	80,737	8,556,507

Diversified Banks — 1.2%
U.S. Bancorp (1)	86,732	4,693,069

Financial Exchanges & Data — 0.7%
S&P Global, Inc.	13,345	2,763,082

Investment Banking & Brokerage — 0.8%
Evercore, Inc., Class A (1)	32,681	3,469,088

Property & Casualty Insurance — 1.6%
Allstate Corp.	32,874	3,306,138
Progressive Corp.	45,962	3,103,814

		6,409,952

Total Financials		25,891,698

Healthcare — 13.4%

Biotechnology — 6.3%
AbbVie, Inc. (1)	101,276	9,720,471
Amgen, Inc. (1)	34,157	6,824,910
Celgene Corp. (1)(2)	95,207	8,992,301

		25,537,682

Healthcare Equipment — 1.1%
Edwards Lifesciences Corp. (1)(2)	12,957	1,868,918
Intuitive Surgical, Inc. (1)(2)	4,565	2,556,400

		4,425,318

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Technology — 0.6%
Veeva Systems, Inc., Class A (1)(2)	25,096	$2,619,019

Managed Healthcare — 1.4%
Cigna Corp.	30,447	5,734,388

Pharmaceuticals — 4.0%
Eli Lilly & Co. (1)	91,995	9,719,271
Jazz Pharmaceuticals PLC (1)(2)	16,553	2,829,239
Zoetis, Inc.	41,830	3,789,798

		16,338,308

Total Healthcare		54,654,715

Industrials — 10.7%

Aerospace & Defense — 3.4%
Boeing Co. (1)	28,534	9,781,170
Huntington Ingalls Industries, Inc.	16,383	4,005,152

		13,786,322

Airlines — 0.9%
Southwest Airlines Co. (1)	59,978	3,676,651

Building Products — 1.2%
Masco Corp.	131,336	4,986,828

Construction Machinery & Heavy Trucks — 0.5%
Allison Transmission Holdings, Inc. (1)	39,922	1,982,527

Diversified Support Services — 0.5%
KAR Auction Services, Inc. (1)	32,550	2,040,559

Railroads — 1.5%
Genesee & Wyoming, Inc., Class A (1)(2)	70,112	6,162,144

Research & Consulting Services — 1.0%
CoStar Group, Inc. (1)(2)	4,670	2,064,887
Dun & Bradstreet Corp.	12,172	1,739,622

		3,804,509

Trading Companies & Distributors — 1.7%
WW Grainger, Inc. (1)	19,554	6,923,485

Total Industrials		43,363,025

Information Technology — 40.7%

Application Software — 4.9%
Adobe Systems, Inc. (2)	41,519	10,940,672
salesforce.com, Inc. (2)	57,350	8,756,198

		19,696,870

Communications Equipment — 3.3%
F5 Networks, Inc. (1)(2)	27,593	5,218,388
Palo Alto Networks, Inc. (1)(2)	35,126	8,119,375

		13,337,763

Data Processing & Outsourced Services — 7.5%
Alliance Data Systems Corp. (1)	23,769	5,670,808
Black Knight, Inc. (1)(2)	42,508	2,269,928
Mastercard, Inc., Class A (1)	51,052	11,004,769
Sabre Corp. (1)	58,863	1,536,913
Visa, Inc., Class A (1)	66,908	9,828,116

		30,310,534

Internet Software & Services — 6.7%
Akamai Technologies, Inc. (1)(2)	24,837	1,866,252
Alphabet, Inc., Class A (2)	3,905	4,810,179
Alphabet, Inc., Class C (1)(2)	11,509	14,020,149

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services (continued)
Facebook, Inc., Class A (2)	21,298	$3,742,697
VeriSign, Inc. (1)(2)	17,685	2,805,018

		27,244,295

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	59,565	2,562,486

Semiconductors — 2.3%
Intel Corp. (1)	134,673	6,522,213
Texas Instruments, Inc. (1)	24,681	2,774,145

		9,296,358

Systems Software — 8.0%
Fortinet, Inc. (1)(2)	96,336	8,069,103
Microsoft Corp.	191,683	21,531,751
Red Hat, Inc. (1)(2)	20,461	3,022,704

		32,623,558

Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	103,202	23,491,871
NetApp, Inc. (1)	77,490	6,726,907

		30,218,778

Total Information Technology		165,290,642

Materials — 1.9%

Commodity Chemicals — 0.6%
Westlake Chemical Corp. (1)	26,794	2,533,908

Metal & Glass Containers — 1.3%
Berry Global Group, Inc. (2)	106,975	5,105,917

Total Materials		7,639,825

Real Estate — 3.4%

Office REIT’s — 2.3%
Alexandria Real Estate Equities, Inc. (1)	44,732	5,741,352
Douglas Emmett, Inc. (1)	93,054	3,634,690

		9,376,042

Residential REIT’s — 0.9%
Essex Property Trust, Inc. (1)	13,980	3,442,994

Specialized REIT’s — 0.2%
Equinix, Inc.	2,237	975,623

Total Real Estate		13,794,659

Total Common Stocks (identified cost $270,456,868)		399,401,591

Short-Term Investments — 38.7%

Collateral Pool Investments for Securities on Loan — 37.1%

Collateral pool allocation (3)		150,732,234

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	6,735,157	6,735,831

Total Short-Term Investments (identified cost $157,467,984)		157,468,065

Total Investments — 137.0% (identified cost $427,924,852)		556,869,656
Other Assets and Liabilities — (37.0)%		(150,446,061)

Total Net Assets — 100.0%		$406,423,595

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.7%

Consumer Discretionary — 12.3%

Auto Parts & Equipment — 1.2%
Lear Corp.	14,805	$2,401,371

Automotive Retail — 1.4%
AutoZone, Inc. (1)(2)	3,681	2,822,885

Broadcasting — 1.3%
AMC Networks, Inc., Class A (1)(2)	39,972	2,510,641

Department Stores — 1.9%
Kohl’s Corp. (1)	48,968	3,873,858

Homefurnishing Retail — 2.5%
Bed Bath & Beyond, Inc. (1)	109,372	1,962,134
Williams-Sonoma, Inc. (1)	44,793	3,145,812

		5,107,946

Leisure Products — 1.4%
Brunswick Corp. (1)	41,825	2,778,017

Publishing — 1.0%
News Corp., Class A (1)	150,896	1,972,211

Specialized Consumer Services — 1.6%
ServiceMaster Global Holdings, Inc. (2)	52,880	3,187,078

Total Consumer Discretionary		24,654,007

Consumer Staples — 3.4%

Agricultural Products — 0.7%
Ingredion, Inc. (1)	14,808	1,496,644

Food Distributors — 1.5%
Sysco Corp. (1)	39,889	2,984,495

Food Retail — 1.2%
Kroger Co. (1)	76,334	2,404,521

Total Consumer Staples		6,885,660

Energy — 6.6%

Oil & Gas-Exploration & Production — 3.7%
Cimarex Energy Co. (1)	29,669	2,506,437
Devon Energy Corp. (1)	59,770	2,565,926
Newfield Exploration Co. (1)(2)	86,439	2,358,056

		7,430,419

Oil & Gas-Refining & Marketing — 2.9%
Marathon Petroleum Corp. (1)	36,829	3,030,658
PBF Energy, Inc. (1)	52,378	2,719,466

		5,750,124

Total Energy		13,180,543

Financials — 18.1%

Asset Management & Custody Banks — 2.8%
Ameriprise Financial, Inc. (1)	20,095	2,852,686
Northern Trust Corp.	25,273	2,715,837

		5,568,523

Consumer Finance — 2.3%
Discover Financial Services (1)	36,699	2,866,926
Synchrony Financial	56,147	1,778,175

		4,645,101

Investment Banking & Brokerage — 1.4%
E*TRADE Financial Corp. (2)	46,006	2,707,913

Life & Health Insurance — 1.1%
Unum Group	61,082	2,252,704

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Multi-Line Insurance — 3.8%
American Financial Group, Inc.	22,392	$2,493,573
American National Insurance Co. (1)	18,164	2,331,168
Hartford Financial Services Group, Inc. (1)	54,260	2,733,076

		7,557,817

Regional Banks — 6.7%
BankUnited, Inc.	57,340	2,224,219
Comerica, Inc. (1)	22,508	2,194,080
Regions Financial Corp. (1)	149,883	2,916,723
SunTrust Banks, Inc. (1)	40,021	2,943,945
TCF Financial Corp. (1)	126,029	3,194,835

		13,473,802

Total Financials		36,205,860

Healthcare — 7.7%

Biotechnology — 0.7%
United Therapeutics Corp. (2)	12,072	1,484,735

Healthcare Equipment — 4.4%
Hill-Rom Holdings, Inc.	35,925	3,494,425
Hologic, Inc. (1)(2)	59,189	2,353,355
STERIS PLC (1)	25,146	2,877,205

		8,724,985

Healthcare Services — 1.1%
MEDNAX, Inc. (1)(2)	46,839	2,217,827

Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc. (1)(2)	23,510	2,903,720

Total Healthcare		15,331,267

Industrials — 10.8%

Airlines — 1.0%
JetBlue Airways Corp. (1)(2)	100,939	1,925,916

Construction Machinery & Heavy Trucks — 1.2%
Allison Transmission Holdings, Inc. (1)	49,172	2,441,882

Electrical Components & Equipment — 1.2%
Regal Beloit Corp. (1)	28,977	2,425,375

Environmental & Facilities Services — 1.3%
Republic Services, Inc. (1)	36,450	2,673,972

Human Resource & Employment Services — 1.2%
Robert Half International, Inc. (1)	31,500	2,462,670

Industrial Machinery — 1.0%
Crane Co.	22,331	2,038,374

Trading Companies & Distributors — 2.3%
United Rentals, Inc. (1)(2)	13,561	2,113,753
WESCO International, Inc. (1)(2)	41,875	2,560,656

		4,674,409

Trucking — 1.6%
Ryder System, Inc. (1)	40,228	3,091,119

Total Industrials		21,733,717

Information Technology — 10.4%

Communications Equipment — 2.7%
ARRIS International PLC (1)(2)	92,114	2,386,674
Juniper Networks, Inc.	106,483	3,027,312

		5,413,986

Data Processing & Outsourced Services — 2.0%
Alliance Data Systems Corp. (1)	7,059	1,684,136
Sabre Corp.	89,498	2,336,793

		4,020,929

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Electronic Manufacturing Services — 1.5%
Jabil, Inc. (1)	102,536	$3,030,964

Internet Software & Services — 1.2%
Akamai Technologies, Inc. (1)(2)	31,631	2,376,753

Semiconductors — 1.0%
ON Semiconductor Corp. (1)(2)	92,214	1,967,847

Technology Distributors — 1.2%
CDW Corp. (1)	28,177	2,467,178

Technology Hardware, Storage & Peripherals — 0.8%
Western Digital Corp. (1)	24,484	1,548,368

Total Information Technology		20,826,025

Materials — 5.7%

Commodity Chemicals — 1.3%
Cabot Corp. (1)	39,595	2,570,508

Copper — 0.9%
Freeport-McMoRan, Inc. (1)	122,897	1,726,703

Gold — 1.1%
Newmont Mining Corp. (1)	68,778	2,134,181

Metal & Glass Containers — 1.3%
Owens-Illinois, Inc. (1)(2)	151,873	2,683,596

Paper Packaging — 1.1%
Avery Dennison Corp.	21,562	2,267,891

Total Materials		11,382,879

Real Estate — 13.9%

Hotel & Resort REIT’s — 1.6%
Host Hotels & Resorts, Inc. (1)	151,395	3,259,534

Office REIT’s — 4.7%
Boston Properties, Inc. (1)	24,231	3,160,934
Highwoods Properties, Inc.	72,789	3,620,525
Piedmont Office Realty Trust, Inc., Class A (1)	129,599	2,571,244

		9,352,703

Real Estate Services — 1.3%
Realogy Holdings Corp. (1)	125,087	2,675,611

Residential REIT’s — 3.5%
Essex Property Trust, Inc. (1)	14,685	3,616,622
UDR, Inc. (1)	84,519	3,378,224

		6,994,846

Retail REIT’s — 1.1%
Brixmor Property Group, Inc. (1)	119,828	2,183,266

Specialized REIT’s — 1.7%
Digital Realty Trust, Inc. (1)	26,752	3,324,739

Total Real Estate		27,790,699

Utilities — 9.8%

Electric Utilities — 3.2%
Entergy Corp. (1)	38,782	3,241,787
Xcel Energy, Inc.	64,870	3,117,004

		6,358,791

Gas Utilities — 1.5%
UGI Corp. (1)	56,797	3,069,878

Independent Power Producers & Energy Traders — 1.5%
AES Corp. (1)	225,076	3,029,523

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Multi-Utilities — 3.6%
Ameren Corp.	53,435	$3,378,695
CenterPoint Energy, Inc. (1)	133,205	3,701,767

		7,080,462

Total Utilities		19,538,654

Total Common Stocks (identified cost $170,518,399)		197,529,311

Short-Term Investments — 47.9%

Collateral Pool Investments for Securities on Loan — 46.7%

Collateral pool allocation (3)		93,348,421

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	2,420,630	2,420,873

Total Short-Term Investments (identified cost $95,768,710)		95,769,294

Total Investments — 146.6% (identified cost $266,287,109)		293,298,605
Other Assets and Liabilities — (46.6)%		(93,189,034)

Total Net Assets — 100.0%		$200,109,571

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.8%

Consumer Discretionary — 15.9%

Apparel Retail — 2.1%
Burlington Stores, Inc. (1)(2)	16,006	$2,691,889

Apparel, Accessories & Luxury Goods — 1.5%
Columbia Sportswear Co. (1)	21,010	1,905,607

Automotive Retail — 1.7%
O’Reilly Automotive, Inc. (2)	6,633	2,224,841

Footwear — 1.4%
Skechers U.S.A., Inc., Class A (1)(2)	61,128	1,802,054

Homebuilding — 1.0%
D.R. Horton, Inc.	27,988	1,245,746

Hotels, Resorts & Cruise Lines — 0.8%
Wyndham Hotels & Resorts, Inc.	17,087	969,687

Internet & Direct Marketing Retail — 2.6%
Expedia Group, Inc. (1)	14,362	1,874,241
TripAdvisor, Inc. (1)(2)	27,313	1,483,369

		3,357,610

Leisure Products — 1.5%
Brunswick Corp. (1)	28,981	1,924,918

Specialty Stores — 3.3%
Tractor Supply Co. (1)	26,308	2,322,470
Ulta Salon Cosmetics & Fragrance, Inc. (1)(2)	7,488	1,946,880

		4,269,350

Total Consumer Discretionary		20,391,702

Consumer Staples — 2.9%

Food Distributors — 1.2%
U.S. Foods Holding Corp. (2)	47,803	1,557,900

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Food Retail — 1.7%
Sprouts Farmers Market, Inc. (1)(2)	80,575	$2,132,820

Total Consumer Staples		3,690,720

Energy — 2.9%

Oil & Gas-Exploration & Production — 1.4%
Newfield Exploration Co. (1)(2)	64,392	1,756,614

Oil & Gas-Storage & Transportation — 1.5%
Cheniere Energy, Inc. (1)(2)	28,520	1,908,843

Total Energy		3,665,457

Financials — 7.0%

Asset Management & Custody Banks — 1.0%
Legg Mason, Inc. (1)	42,357	1,321,538

Financial Exchanges & Data — 1.3%
MSCI, Inc. (1)	8,989	1,620,357

Investment Banking & Brokerage — 1.7%
LPL Financial Holdings, Inc. (1)	33,767	2,236,726

Property & Casualty Insurance — 1.4%
Progressive Corp.	26,669	1,800,958

Regional Banks — 1.6%
Citizens Financial Group, Inc.	49,081	2,020,174

Total Financials		8,999,753

Healthcare — 17.0%

Biotechnology — 3.3%
Exelixis, Inc. (1)(2)	69,144	1,299,216
Incyte Corp. (1)(2)	17,670	1,305,989
Neurocrine Biosciences, Inc. (1)(2)	13,243	1,628,227

		4,233,432

Healthcare Equipment — 6.5%
DexCom, Inc. (1)(2)	16,284	2,351,084
Hill-Rom Holdings, Inc.	20,575	2,001,330
Insulet Corp. (1)(2)	18,451	1,923,886
Masimo Corp. (2)	17,213	2,029,241

		8,305,541

Healthcare Supplies — 1.4%
Align Technology, Inc. (1)(2)	4,734	1,829,644

Healthcare Technology — 1.3%
Veeva Systems, Inc., Class A (2)	16,343	1,705,556

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A (1)(2)	5,984	1,946,595

Managed Healthcare — 1.9%
WellCare Health Plans, Inc. (2)	7,899	2,390,000

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC (2)	8,609	1,471,450

Total Healthcare		21,882,218

Industrials — 15.5%

Aerospace & Defense — 1.3%
Huntington Ingalls Industries, Inc.	6,813	1,665,574

Air Freight & Logistics — 1.6%
XPO Logistics, Inc. (1)(2)	19,761	2,104,546

Building Products — 1.4%
Masco Corp.	45,412	1,724,294

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Diversified Support Services — 1.5%
KAR Auction Services, Inc.	31,436	$1,970,723

Industrial Machinery — 1.5%
ITT, Inc.	32,826	1,940,345

Research & Consulting Services — 1.9%
Dun & Bradstreet Corp.	17,005	2,430,355

Trading Companies & Distributors — 3.5%
HD Supply Holdings, Inc. (2)	46,614	2,125,132
WW Grainger, Inc. (1)	6,771	2,397,408

		4,522,540

Trucking — 2.8%
Landstar System, Inc. (1)	18,096	2,095,517
Schneider National, Inc., Class B (1)	56,168	1,519,344

		3,614,861

Total Industrials		19,973,238

Information Technology — 31.1%

Application Software — 4.7%
Splunk, Inc. (1)(2)	16,638	2,132,160
Ultimate Software Group, Inc. (1)(2)	6,865	2,125,885
Workday, Inc., Class A (1)(2)	11,419	1,764,692

		6,022,737

Communications Equipment — 3.6%
F5 Networks, Inc. (1)(2)	12,708	2,403,337
Palo Alto Networks, Inc. (2)	9,699	2,241,924

		4,645,261

Consulting & Other Services — 4.4%
Acxiom Corp. (1)(2)	43,864	2,004,146
DXC Technology Co.	18,537	1,688,535
EPAM Systems, Inc. (1)(2)	13,829	1,976,579

		5,669,260

Data Processing & Outsourced Services — 4.1%
Euronet Worldwide, Inc. (1)(2)	18,368	1,796,390
FleetCor Technologies, Inc. (1)(2)	8,202	1,753,096
Sabre Corp.	63,749	1,664,486

		5,213,972

Electronic Equipment & Instruments — 1.7%
FLIR Systems, Inc.	34,965	2,193,704

Internet Software & Services — 2.8%
GoDaddy, Inc., Class A (1)(2)	27,121	2,209,277
VeriSign, Inc. (1)(2)	9,079	1,440,020

		3,649,297

Semiconductor Equipment — 2.3%
Lam Research Corp.	8,441	1,461,053
Teradyne, Inc. (1)	36,761	1,514,185

		2,975,238

Semiconductors — 2.6%
Maxim Integrated Products, Inc. (1)	29,672	1,794,266
ON Semiconductor Corp. (1)(2)	69,746	1,488,380

		3,282,646

Systems Software — 4.9%
Fortinet, Inc. (1)(2)	29,408	2,463,214
Proofpoint, Inc. (1)(2)	12,952	1,536,755
Red Hat, Inc. (1)(2)	15,171	2,241,212

		6,241,181

Total Information Technology		39,893,296

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 3.0%

Copper — 0.9%
Freeport-McMoRan, Inc.	87,164	$1,224,654

Diversified Chemicals — 1.1%
Huntsman Corp.	47,724	1,455,105

Steel — 1.0%
Steel Dynamics, Inc.	27,071	1,237,957

Total Materials		3,917,716

Real Estate — 3.5%

Office REIT’s — 2.4%
Boston Properties, Inc.	14,132	1,843,520
Highwoods Properties, Inc.	25,714	1,279,014

		3,122,534

Residential REIT’s — 1.1%
Essex Property Trust, Inc.	5,630	1,386,556

Total Real Estate		4,509,090

Total Common Stocks (identified cost $97,355,847)		126,923,190

Short-Term Investments — 46.7%

Collateral Pool Investments for Securities on Loan — 45.5%

Collateral pool allocation (3)		58,405,407

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	1,583,573	1,583,732

Total Short-Term Investments (identified cost $59,988,987)		59,989,139

Total Investments — 145.5% (identified cost $157,344,834)		186,912,329
Other Assets and Liabilities — (45.5)%		(58,479,949)

Total Net Assets — 100.0%		$128,432,380

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 8.7%

Apparel Retail — 2.0%
DSW, Inc., Class A (1)	24,371	$810,579
Genesco, Inc. (1)(2)	6,492	330,118
Tailored Brands, Inc. (1)	16,538	389,305

		1,530,002

Auto Parts & Equipment — 3.7%
American Axle & Manufacturing Holdings, Inc. (1)(2)	39,724	703,512
Cooper-Standard Holdings, Inc. (1)(2)	5,738	794,311
Stoneridge, Inc. (2)	20,730	620,449
Tenneco, Inc. (1)	7,127	304,964
Tower International, Inc. (1)	10,092	341,110

		2,764,346

Broadcasting — 0.4%
Sinclair Broadcast Group, Inc., Class A (1)	11,214	324,645

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Footwear — 0.6%
Deckers Outdoor Corp. (1)(2)	3,926	$478,344

Homebuilding — 0.9%
KB Home (1)	25,511	633,949

Leisure Products — 0.5%
Johnson Outdoors, Inc., Class A (1)	4,003	405,424

Specialty Stores — 0.6%
Hibbett Sports, Inc. (1)(2)	23,049	473,657

Total Consumer Discretionary		6,610,367

Consumer Staples — 0.9%

Food Retail — 0.5%
Smart & Final Stores, Inc. (1)(2)	51,275	358,925

Household Products — 0.4%
Central Garden & Pet Co., Class A (1)(2)	9,190	333,873

Total Consumer Staples		692,798

Energy — 7.1%

Oil & Gas-Equipment & Services — 2.9%
Exterran Corp. (1)(2)	15,207	416,520
Matrix Service Co. (1)(2)	19,824	414,321
Newpark Resources, Inc. (1)(2)	49,206	516,663
TETRA Technologies, Inc. (1)(2)	91,176	418,498
U.S. Silica Holdings, Inc. (1)	18,155	384,704

		2,150,706

Oil & Gas-Exploration & Production — 3.4%
Callon Petroleum Co. (1)(2)	26,323	297,450
Gulfport Energy Corp. (1)(2)	34,560	406,426
PDC Energy, Inc. (1)(2)	7,759	408,822
Southwestern Energy Co. (1)(2)	103,500	581,670
SRC Energy, Inc. (1)(2)	43,832	408,076
W&T Offshore, Inc. (1)(2)	71,015	480,771

		2,583,215

Oil & Gas-Refining & Marketing — 0.8%
Delek US Holdings, Inc. (1)	11,160	608,220

Total Energy		5,342,141

Financials — 25.7%

Asset Management & Custody Banks — 0.6%
Waddell & Reed Financial, Inc., Class A (1)	21,217	424,764

Consumer Finance — 0.5%
Nelnet, Inc., Class A (1)	6,845	394,614

Investment Banking & Brokerage — 0.9%
Stifel Financial Corp. (1)	12,173	680,105

Life & Health Insurance — 1.7%
American Equity Investment Life Holding Co.	24,184	896,985
CNO Financial Group, Inc. (1)	18,748	405,144

		1,302,129

Multi-Line Insurance — 1.8%
Horace Mann Educators Corp.	15,973	739,550
National General Holdings Corp. (1)	21,923	598,717

		1,338,267

Property & Casualty Insurance — 2.5%
Argo Group International Holdings, Ltd. (1)	12,063	768,413
Employers Holdings, Inc. (1)	14,819	679,451
Safety Insurance Group, Inc.	4,719	456,328

		1,904,192

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 15.0%
1st Source Corp. (1)	6,408	$358,784
BancFirst Corp. (1)	5,831	372,018
Banner Corp.	12,117	779,487
Cathay General Bancorp (1)	19,300	816,390
Central Pacific Financial Corp.	18,292	518,212
Community Trust Bancorp, Inc.	5,078	250,853
Customers Bancorp, Inc. (1)(2)	20,302	501,459
Eagle Bancorp, Inc. (2)	8,825	475,226
Enterprise Financial Services Corp.	8,670	488,121
Financial Institutions, Inc.	6,346	204,976
Franklin Financial Network, Inc. (1)(2)	6,317	244,152
Great Southern Bancorp, Inc.	2,686	159,280
Great Western Bancorp, Inc. (1)	19,238	837,623
Hancock Whitney Corp. (1)	13,352	688,296
Hanmi Financial Corp. (1)	20,822	543,454
Hilltop Holdings, Inc. (1)	31,895	661,821
Independent Bank Corp.	12,118	302,344
International Bancshares Corp. (1)	16,422	769,371
Investors Bancorp, Inc. (1)	59,971	767,629
Peapack Gladstone Financial Corp. (1)	6,859	229,159
Peoples Bancorp, Inc.	4,897	175,606
S&T Bancorp, Inc. (1)	5,178	241,606
TriCo Bancshares (1)	10,206	396,809
Wintrust Financial Corp.	6,866	607,984

		11,390,660

Thrifts & Mortgage Finance — 2.7%
First Defiance Financial Corp.	6,774	216,700
NMI Holdings, Inc., Class A (1)(2)	24,899	537,819
TrustCo Bank Corp. (1)	37,484	346,727
Walker & Dunlop, Inc. (1)	13,197	719,237
Washington Federal, Inc. (1)	7,434	253,499

		2,073,982

Total Financials		19,508,713

Healthcare — 8.5%

Biotechnology — 1.6%
Emergent BioSolutions, Inc. (1)(2)	8,042	498,604
Myriad Genetics, Inc. (1)(2)	13,908	692,479

		1,191,083

Healthcare Equipment — 2.9%
AngioDynamics, Inc. (1)(2)	12,228	274,152
CONMED Corp. (1)	4,936	397,002
Integer Holdings Corp. (2)	10,002	799,160
Natus Medical, Inc. (2)	9,319	347,599
Orthofix Medical, Inc. (2)	7,424	397,629

		2,215,542

Healthcare Supplies — 1.5%
Lantheus Holdings, Inc. (1)(2)	19,170	308,637
Meridian Bioscience, Inc. (1)	11,769	184,773
Merit Medical Systems, Inc. (1)(2)	10,819	636,698

		1,130,108

Healthcare Technology — 0.7%
Computer Programs & Systems, Inc. (1)	8,727	238,247
HMS Holdings Corp. (1)(2)	10,158	325,564

		563,811

Life Sciences Tools & Services — 0.6%
Cambrex Corp. (1)(2)	6,267	422,396

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 1.2%
Assertio Therapeutics, Inc. (1)(2)	40,615	$259,124
Phibro Animal Health Corp., Class A (1)	14,240	672,128

		931,252

Total Healthcare		6,454,192

Industrials — 12.3%

Aerospace & Defense — 0.5%
Esterline Technologies Corp. (1)(2)	4,231	363,654

Airlines — 0.9%
Hawaiian Holdings, Inc. (1)	15,981	663,212

Building Products — 0.8%
Apogee Enterprises, Inc.	6,638	326,722
Quanex Building Products Corp. (1)	19,805	324,802

		651,524

Construction & Engineering — 0.8%
EMCOR Group, Inc. (1)	7,557	605,316

Construction Machinery & Heavy Trucks — 0.4%
Meritor, Inc. (2)	13,306	288,208

Diversified Support Services — 0.7%
UniFirst Corp.	2,873	532,080

Human Resource & Employment Services — 1.3%
Korn/Ferry International (1)	5,266	353,506
TrueBlue, Inc. (1)(2)	21,066	617,234

		970,740

Industrial Machinery — 1.4%
Columbus McKinnon Corp. (1)	7,566	321,782
Global Brass & Copper Holdings, Inc. (1)	7,461	287,622
Rexnord Corp. (1)(2)	14,914	432,953

		1,042,357

Office Services & Supplies — 2.5%
ACCO Brands Corp.	40,910	507,284
Herman Miller, Inc.	15,425	590,778
Kimball International, Inc., Class B (1)	13,162	229,940
Steelcase, Inc., Class A	38,802	566,509

		1,894,511

Research & Consulting Services — 1.1%
ICF International, Inc. (1)	10,232	835,443

Trading Companies & Distributors — 0.7%
Rush Enterprises, Inc., Class A	13,066	561,315

Trucking — 1.2%
ArcBest Corp. (1)	11,170	537,277
Covenant Transportation Group, Inc., Class A (2)	11,711	349,808

		887,085

Total Industrials		9,295,445

Information Technology — 12.4%

Communications Equipment — 1.7%
Ciena Corp. (1)(2)	23,031	727,319
Comtech Telecommunications Corp. (1)	15,776	565,570

		1,292,889

Consulting & Other Services — 1.4%
CACI International, Inc., Class A (1)(2)	1,347	262,665
Perficient, Inc. (1)(2)	8,946	257,019
Virtusa Corp. (1)(2)	9,212	536,691

		1,056,375

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services — 1.9%
CSG Systems International, Inc.	9,243	$345,226
Sykes Enterprises, Inc. (1)(2)	14,048	424,811
Travelport Worldwide, Ltd.	38,026	706,143

		1,476,180

Electronic Components — 1.0%
Vishay Intertechnology, Inc. (1)	30,348	722,283

Electronic Manufacturing Services — 1.3%
Benchmark Electronics, Inc. (1)	14,226	367,742
TTM Technologies, Inc. (1)(2)	34,990	654,313

		1,022,055

Internet Software & Services — 0.4%
XO Group, Inc. (1)(2)	10,287	309,227

Semiconductor Equipment — 2.4%
Amkor Technology, Inc. (1)(2)	59,738	521,513
Cohu, Inc. (1)	12,425	327,772
Entegris, Inc. (1)	13,495	457,480
Rudolph Technologies, Inc. (1)(2)	17,515	486,917

		1,793,682

Semiconductors — 0.9%
Diodes, Inc. (1)(2)	18,324	694,846

Technology Distributors — 1.4%
Insight Enterprises, Inc. (2)	10,366	571,581
Tech Data Corp. (1)(2)	6,476	471,129

		1,042,710

Total Information Technology		9,410,247

Materials — 6.1%

Aluminum — 0.3%
Kaiser Aluminum Corp. (1)	1,891	207,235

Commodity Chemicals — 1.5%
Koppers Holdings, Inc. (2)	12,396	439,438
Trinseo SA	8,939	689,644

		1,129,082

Forest Products — 1.9%
Boise Cascade Co. (1)	12,559	548,828
Louisiana-Pacific Corp.	30,342	884,773

		1,433,601

Metal & Glass Containers — 0.3%
Owens-Illinois, Inc. (1)(2)	15,245	269,379

Paper Products — 0.4%
Domtar Corp.	6,137	312,373

Specialty Chemicals — 1.7%
Kraton Corp. (1)(2)	14,438	679,019
Stepan Co. (1)	6,981	622,775

		1,301,794

Total Materials		4,653,464

Real Estate — 8.8%

Diversified REIT’s — 1.0%
American Assets Trust, Inc. (1)	19,008	750,816

Hotel & Resort REIT’s — 3.4%
Ashford Hospitality Trust, Inc. (1)	23,749	154,131
Chesapeake Lodging Trust (1)	23,685	779,473
Hersha Hospitality Trust (1)	33,901	800,064

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Hotel & Resort REIT’s (continued)
Xenia Hotels & Resorts, Inc.	34,052	$826,101

		2,559,769

Industrial REIT’s — 1.1%
First Industrial Realty Trust, Inc.	13,460	436,912
STAG Industrial, Inc. (1)	13,415	387,291

		824,203

Office REIT’s — 1.6%
Brandywine Realty Trust	23,844	399,625
Piedmont Office Realty Trust, Inc., Class A (1)	40,089	795,366

		1,194,991

Real Estate Services — 0.7%
Realogy Holdings Corp. (1)	27,036	578,300

Residential REIT’s — 0.8%
Preferred Apartment Communities, Inc., Class A (1)	32,952	587,205

Retail REIT’s — 0.2%
Saul Centers, Inc. (1)	3,402	204,120

Total Real Estate		6,699,404

Telecommunication Services — 1.1%

Alternative Carriers — 1.1%
Iridium Communications, Inc. (1)(2)	40,456	819,234

Utilities — 6.5%

Electric Utilities — 4.4%
El Paso Electric Co. (1)	9,825	602,272
IDACORP, Inc. (1)	9,908	969,498
PNM Resources, Inc. (1)	21,123	822,741
Portland General Electric Co. (1)	20,199	937,234

		3,331,745

Multi-Utilities — 2.1%
Black Hills Corp. (1)	13,923	819,368
NorthWestern Corp. (1)	12,900	773,484

		1,592,852

Total Utilities		4,924,597

Total Common Stocks (identified cost $62,066,662)		74,410,602

Short-Term Investments — 50.3%

Collateral Pool Investments for Securities on Loan — 48.4%

Collateral pool allocation (3)		36,689,352

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	1,486,043	1,486,191

Total Short-Term Investments (identified cost $38,175,389)		38,175,543

Total Investments — 148.4% (identified cost $100,242,051)		112,586,145
Other Assets and Liabilities — (48.4)%		(36,737,715)

Total Net Assets — 100.0%		$75,848,430

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 98.2%

Consumer Discretionary — 12.8%

Apparel Retail — 1.7%
Chico’s FAS, Inc. (1)	19,228	$175,359
DSW, Inc., Class A (1)	4,961	165,003
Tailored Brands, Inc. (1)	3,001	70,644

		411,006

Apparel, Accessories & Luxury Goods — 0.6%
Movado Group, Inc. (1)	3,373	143,690

Auto Parts & Equipment — 3.6%
American Axle & Manufacturing Holdings, Inc. (1)(2)	9,813	173,788
Cooper-Standard Holdings, Inc. (2)	1,594	220,657
Dana, Inc.	4,960	97,067
Stoneridge, Inc. (2)	6,849	204,991
Tenneco, Inc. (1)	4,344	185,880

		882,383

Casinos & Gaming — 0.8%
Penn National Gaming, Inc. (1)(2)	5,518	190,150

Consumer Electronics — 0.6%
ZAGG, Inc. (1)(2)	8,511	137,878

Footwear — 1.0%
Deckers Outdoor Corp. (1)(2)	2,029	247,213

Homebuilding — 0.7%
KB Home (1)	7,189	178,647

Homefurnishing Retail — 0.8%
RH (1)(2)	1,240	197,160

Leisure Products — 1.5%
Johnson Outdoors, Inc., Class A	1,233	124,878
MCBC Holdings, Inc. (1)(2)	4,752	131,013
Nautilus, Inc. (1)(2)	8,335	122,108

		377,999

Restaurants — 1.0%
BJ’s Restaurants, Inc. (1)	3,062	231,793

Specialty Stores — 0.5%
Container Store Group, Inc. (2)	10,013	113,147

Total Consumer Discretionary		3,111,066

Consumer Staples — 0.9%

Food Distributors — 0.9%
Performance Food Group Co. (2)	6,746	223,293

Energy — 4.7%

Oil & Gas-Equipment & Services — 1.6%
Mammoth Energy Services, Inc.	5,468	150,261
SEACOR Holdings, Inc. (2)	2,804	144,266
U.S. Silica Holdings, Inc. (1)	4,213	89,273

		383,800

Oil & Gas-Exploration & Production — 2.8%
PDC Energy, Inc. (1)(2)	1,759	92,682
SM Energy Co.	2,749	82,717
Southwestern Energy Co. (1)(2)	39,201	220,310
SRC Energy, Inc. (1)(2)	9,372	87,253
W&T Offshore, Inc. (1)(2)	29,694	201,028

		683,990

Oil & Gas-Refining & Marketing — 0.3%
Delek US Holdings, Inc. (1)	1,507	82,132

Total Energy		1,149,922

Description	Shares	Value
Common Stocks (continued)

Financials — 15.6%

Asset Management & Custody Banks — 0.3%
Waddell & Reed Financial, Inc., Class A	4,514	$90,370

Consumer Finance — 0.3%
Nelnet, Inc., Class A (1)	1,329	76,617

Investment Banking & Brokerage — 1.4%
Evercore, Inc., Class A (1)	1,937	205,613
Stifel Financial Corp.	2,358	131,741

		337,354

Life & Health Insurance — 2.4%
American Equity Investment Life Holding Co.	5,320	197,319
CNO Financial Group, Inc. (1)	4,573	98,823
Primerica, Inc. (1)	2,313	282,764

		578,906

Multi-Line Insurance — 1.1%
Horace Mann Educators Corp.	1,865	86,350
National General Holdings Corp. (1)	6,501	177,542

		263,892

Property & Casualty Insurance — 0.2%
Employers Holdings, Inc. (1)	1,059	48,555

Regional Banks — 7.8%
1st Source Corp. (1)	2,051	114,836
BancFirst Corp.	1,807	115,287
Bancorp, Inc. (1)(2)	8,217	82,417
Cathay General Bancorp (1)	5,391	228,039
Central Pacific Financial Corp.	5,575	157,940
Community Trust Bancorp, Inc.	1,105	54,587
Customers Bancorp, Inc. (1)(2)	6,333	156,425
Enterprise Financial Services Corp.	1,238	69,699
First Financial Corp. (1)	1,280	65,856
Great Western Bancorp, Inc. (1)	5,856	254,970
Hanmi Financial Corp.	5,734	149,657
Hilltop Holdings, Inc. (1)	7,952	165,004
Independent Bank Corp.	4,413	110,104
Peapack Gladstone Financial Corp.	2,399	80,151
TriCo Bancshares (1)	2,823	109,758

		1,914,730

Thrifts & Mortgage Finance — 2.1%
NMI Holdings, Inc., Class A (1)(2)	8,283	178,913
TrustCo Bank Corp.	12,271	113,507
Walker & Dunlop, Inc. (1)	3,921	213,694

		506,114

Total Financials		3,816,538

Healthcare — 19.3%

Biotechnology — 5.0%
BioSpecifics Technologies Corp. (1)(2)	1,442	77,349
ChemoCentryx, Inc. (1)(2)	8,896	117,249
Emergent BioSolutions, Inc. (1)(2)	3,043	188,666
Genomic Health, Inc. (2)	2,627	160,693
Ligand Pharmaceuticals, Inc. (1)(2)	504	130,884
Myriad Genetics, Inc. (1)(2)	4,324	215,292
REGENXBIO, Inc. (2)	1,060	74,677
Retrophin, Inc. (1)(2)	4,146	131,387
Vanda Pharmaceuticals, Inc. (1)(2)	6,840	132,183

		1,228,380

Healthcare Equipment — 5.2%
AxoGen, Inc. (1)(2)	2,610	114,448
Cardiovascular Systems, Inc. (2)	3,138	120,907
CONMED Corp.	1,630	131,101
Globus Medical, Inc., Class A (2)	2,733	145,587
Inogen, Inc. (1)(2)	705	186,761

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment (continued)
Integer Holdings Corp. (2)	3,082	$246,252
Novocure, Ltd. (1)(2)	4,476	201,644
Varex Imaging Corp. (1)(2)	4,075	127,955

		1,274,655

Healthcare Supplies — 2.0%
BioLife Solutions, Inc. (2)	4,049	97,014
Cerus Corp. (1)(2)	15,557	121,033
Lantheus Holdings, Inc. (1)(2)	8,695	139,990
OraSure Technologies, Inc. (1)(2)	7,615	121,916

		479,953

Healthcare Technology — 2.1%
Allscripts Healthcare Solutions, Inc. (1)(2)	7,330	107,091
Computer Programs & Systems, Inc. (1)	2,737	74,720
HealthStream, Inc. (1)	4,599	145,926
Simulations Plus, Inc.	3,343	69,702
Vocera Communications, Inc. (1)(2)	3,134	103,924

		501,363

Life Sciences Tools & Services — 1.4%
Cambrex Corp. (1)(2)	3,057	206,042
Luminex Corp.	4,714	132,982

		339,024

Pharmaceuticals — 3.6%
ANI Pharmaceuticals, Inc. (1)(2)	1,577	91,781
Assertio Therapeutics, Inc. (2)	18,518	118,145
Intersect ENT, Inc. (1)(2)	5,321	155,905
Pacira Pharmaceuticals, Inc. (1)(2)	3,170	149,466
Phibro Animal Health Corp., Class A (1)	3,849	181,673
Supernus Pharmaceuticals, Inc. (1)(2)	4,047	179,282

		876,252

Total Healthcare		4,699,627

Industrials — 13.6%

Airlines — 0.9%
Hawaiian Holdings, Inc. (1)	5,134	213,061

Building Products — 0.7%
Builders FirstSource, Inc. (1)(2)	6,562	102,499
Masonite International Corp. (1)(2)	894	59,853

		162,352

Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	2,510	144,074
EMCOR Group, Inc. (1)	1,508	120,791

		264,865

Construction Machinery & Heavy Trucks — 0.7%
Greenbrier Cos., Inc. (1)	3,191	185,078

Electrical Components & Equipment — 0.6%
Atkore International Group, Inc. (2)	5,480	150,042

Environmental & Facilities Services — 0.5%
Advanced Disposal Services, Inc. (2)	4,603	122,808

Human Resource & Employment Services — 0.8%
TrueBlue, Inc. (1)(2)	7,086	207,620

Industrial Machinery — 2.7%
Lydall, Inc. (2)	1,772	75,841
Milacron Holdings Corp. (2)	10,480	222,176
SPX FLOW, Inc. (1)(2)	3,048	146,121
Watts Water Technologies, Inc., Class A	2,637	217,421

		661,559

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Office Services & Supplies — 1.4%
ACCO Brands Corp.	7,653	$94,897
Herman Miller, Inc.	6,210	237,843

		332,740

Research & Consulting Services — 0.9%
ICF International, Inc.	2,626	214,413

Trading Companies & Distributors — 2.2%
H&E Equipment Services, Inc. (1)	4,830	168,132
Rush Enterprises, Inc., Class A	4,839	207,883
WESCO International, Inc. (2)	2,504	153,120

		529,135

Trucking — 1.1%
ArcBest Corp. (1)	3,851	185,233
Covenant Transportation Group, Inc., Class A (2)	3,295	98,422

		283,655

Total Industrials		3,327,328

Information Technology — 18.1%

Application Software — 0.7%
Verint Systems, Inc. (1)(2)	3,747	181,917

Communications Equipment — 2.1%
Ciena Corp. (1)(2)	8,718	275,314
Comtech Telecommunications Corp. (1)	6,541	234,495

		509,809

Consulting & Other Services — 1.3%
Hackett Group, Inc. (1)	4,162	85,196
Virtusa Corp. (1)(2)	3,982	231,992

		317,188

Data Processing & Outsourced Services — 1.8%
MAXIMUS, Inc. (1)	2,178	144,837
Sykes Enterprises, Inc. (1)(2)	5,410	163,598
Travelport Worldwide, Ltd.	6,989	129,786

		438,221

Electronic Components — 0.7%
Vishay Intertechnology, Inc. (1)	7,269	173,002

Electronic Equipment & Instruments — 1.1%
Itron, Inc. (1)(2)	2,597	172,441
Vishay Precision Group, Inc. (1)(2)	2,045	88,548

		260,989

Electronic Manufacturing Services — 2.2%
Fabrinet (1)(2)	2,769	132,552
Methode Electronics, Inc. (1)	4,425	175,451
TTM Technologies, Inc. (1)(2)	12,194	228,028

		536,031

Internet Software & Services — 2.7%
Care.com, Inc. (2)	5,250	102,007
Etsy, Inc. (2)	5,295	257,814
Meet Group, Inc. (2)	13,727	70,008
SPS Commerce, Inc. (1)(2)	2,209	217,078

		646,907

Semiconductor Equipment — 3.2%
Axcelis Technologies, Inc. (2)	6,032	121,846
Cabot Microelectronics Corp. (1)	1,345	151,622
Entegris, Inc.	6,829	231,503
Nanometrics, Inc. (1)(2)	2,609	114,300
Rudolph Technologies, Inc. (2)	6,253	173,834

		793,105

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors — 0.7%
Diodes, Inc. (1)(2)	4,332	$164,269

Systems Software — 1.1%
CommVault Systems, Inc. (1)(2)	1,986	138,325
Imperva, Inc. (1)(2)	2,827	133,293

		271,618

Technology Distributors — 0.5%
Insight Enterprises, Inc. (2)	2,169	119,599

Total Information Technology		4,412,655

Materials — 4.0%

Commodity Chemicals — 1.0%
Trinseo SA	3,097	238,934

Forest Products — 1.7%
Boise Cascade Co. (1)	3,858	168,595
Louisiana-Pacific Corp.	8,005	233,426

		402,021

Specialty Chemicals — 1.0%
Kraton Corp. (1)(2)	4,196	197,338
OMNOVA Solutions, Inc. (1)(2)	5,787	52,372

		249,710

Steel — 0.3%
Ryerson Holding Corp. (1)(2)	8,081	84,042

Total Materials		974,707

Real Estate — 5.3%

Diversified REIT’s — 0.9%
American Assets Trust, Inc.	5,518	217,961

Hotel & Resort REIT’s — 2.8%
Chesapeake Lodging Trust (1)	7,422	244,258
Hersha Hospitality Trust (1)	9,804	231,374
Xenia Hotels & Resorts, Inc.	8,429	204,488

		680,120

Office REIT’s — 0.5%
Brandywine Realty Trust	7,149	119,817

Real Estate Services — 0.7%
Realogy Holdings Corp. (1)	8,037	171,911

Retail REIT’s — 0.4%
Kite Realty Group Trust (1)	6,149	107,485

Total Real Estate		1,297,294

Telecommunication Services — 1.2%

Alternative Carriers — 1.2%
Cogent Communications Holdings, Inc. (1)	3,902	213,439
Vonage Holdings Corp. (1)(2)	5,332	75,608

Total Telecommunication Services		289,047

Utilities — 2.7%

Electric Utilities — 2.0%
PNM Resources, Inc.	6,240	243,048
Portland General Electric Co. (1)	5,284	245,178

		488,226

Multi-Utilities — 0.7%
Black Hills Corp. (1)	1,014	59,674

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Multi-Utilities (continued)
NorthWestern Corp.	1,671	$100,193

		159,867

Total Utilities		648,093

Total Common Stocks (identified cost $19,661,444)		23,949,570

Short-Term Investments — 47.8%

Collateral Pool Investments for Securities on Loan — 46.0%

Collateral pool allocation (3)		11,219,203

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	440,698	440,742

Total Short-Term Investments (identified cost $11,659,879)		11,659,945

Total Investments — 146.0% (identified cost $31,321,323)		35,609,515
Other Assets and Liabilities — (46.0)%		(11,214,002)

Total Net Assets — 100.0%		$24,395,513

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 99.0%

Consumer Discretionary — 12.1%

Apparel Retail — 2.1%
Boot Barn Holdings, Inc. (1)(2)	60,302	$1,804,839
Chico’s FAS, Inc. (1)	154,425	1,408,356

		3,213,195

Apparel, Accessories & Luxury Goods — 1.9%
G-III Apparel Group, Ltd. (1)(2)	33,524	1,524,671
Oxford Industries, Inc. (1)	15,462	1,439,358

		2,964,029

Auto Parts & Equipment — 1.6%
Gentherm, Inc. (1)(2)	30,448	1,498,042
Tenneco, Inc. (1)	21,919	937,914

		2,435,956

Casinos & Gaming — 1.0%
Boyd Gaming Corp. (1)	40,060	1,458,985

Homefurnishing Retail — 0.8%
Sleep Number Corp. (1)(2)	37,689	1,270,119

Leisure Products — 1.0%
Callaway Golf Co. (1)	69,130	1,576,855

Restaurants — 1.5%
Bloomin’ Brands, Inc. (1)	61,394	1,184,904
Chuy’s Holdings, Inc. (2)	36,044	1,043,474

		2,228,378

Specialized Consumer Services — 0.8%
Sotheby’s (1)(2)	25,092	1,204,918

Specialty Stores — 1.4%
Five Below, Inc. (1)(2)	18,547	2,160,169

Total Consumer Discretionary		18,512,604

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 2.5%

Food Distributors — 0.9%
Performance Food Group Co. (1)(2)	42,960	$1,421,976

Household Products — 0.8%
Central Garden & Pet Co., Class A (1)(2)	32,213	1,170,298

Soft Drinks — 0.8%
Primo Water Corp. (2)	63,205	1,264,100

Total Consumer Staples		3,856,374

Energy — 2.4%

Oil & Gas-Equipment & Services — 0.8%
SEACOR Holdings, Inc. (2)	23,803	1,224,664

Oil & Gas-Exploration & Production — 1.6%
HighPoint Resources Corp. (1)(2)	194,593	1,072,208
Matador Resources Co. (1)(2)	44,631	1,461,219

		2,533,427

Total Energy		3,758,091

Financials — 5.1%

Diversified Banks — 0.9%
Bank of NT Butterfield & Son, Ltd.	26,184	1,383,563

Investment Banking & Brokerage — 0.8%
Houlihan Lokey, Inc.	25,490	1,198,795

Property & Casualty Insurance — 0.7%
Employers Holdings, Inc. (1)	23,010	1,055,008

Regional Banks — 2.7%
Great Western Bancorp, Inc. (1)	30,349	1,321,395
LegacyTexas Financial Group, Inc. (1)	30,944	1,431,779
Trustmark Corp. (1)	38,122	1,352,569

		4,105,743

Total Financials		7,743,109

Healthcare — 27.3%

Biotechnology — 9.2%
ChemoCentryx, Inc. (1)(2)	78,353	1,032,693
Emergent BioSolutions, Inc. (1)(2)	24,894	1,543,428
Genomic Health, Inc. (2)	26,086	1,595,681
Lexicon Pharmaceuticals, Inc. (1)(2)	94,281	1,090,831
Ligand Pharmaceuticals, Inc. (1)(2)	6,070	1,576,318
Loxo Oncology, Inc. (2)	7,921	1,338,491
Momenta Pharmaceuticals, Inc. (1)(2)	41,954	1,111,781
REGENXBIO, Inc. (1)(2)	17,654	1,243,724
Repligen Corp. (1)(2)	21,082	1,156,980
Retrophin, Inc. (1)(2)	43,045	1,364,096
Vanda Pharmaceuticals, Inc. (1)(2)	54,748	1,058,005

		14,112,028

Healthcare Equipment — 7.9%
AtriCure, Inc. (1)(2)	37,490	1,295,279
Cardiovascular Systems, Inc. (1)(2)	42,206	1,626,197
CONMED Corp.	18,646	1,499,698
Cutera, Inc. (1)(2)	29,457	1,001,538
Glaukos Corp. (1)(2)	30,270	2,069,560
Inogen, Inc. (1)(2)	5,991	1,587,076
Integer Holdings Corp. (2)	20,630	1,648,337
Masimo Corp. (2)	11,661	1,374,715

		12,102,400

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Services — 1.2%
Amedisys, Inc. (1)(2)	14,130	$1,766,391

Healthcare Supplies — 1.3%
Lantheus Holdings, Inc. (1)(2)	64,964	1,045,921
OraSure Technologies, Inc. (1)(2)	59,608	954,324

		2,000,245

Healthcare Technology — 2.9%
Evolent Health, Inc., Class A (1)(2)	59,314	1,512,507
Medidata Solutions, Inc. (1)(2)	18,944	1,609,861
Vocera Communications, Inc. (1)(2)	38,383	1,272,780

		4,395,148

Life Sciences Tools & Services — 1.9%
Cambrex Corp. (1)(2)	22,216	1,497,358
Medpace Holdings, Inc. (2)	23,782	1,421,926

		2,919,284

Pharmaceuticals — 2.9%
Assertio Therapeutics, Inc. (1)(2)	126,059	804,257
Intersect ENT, Inc. (2)	44,301	1,298,019
Pacira Pharmaceuticals, Inc. (1)(2)	26,379	1,243,770
Supernus Pharmaceuticals, Inc. (1)(2)	24,597	1,089,647

		4,435,693

Total Healthcare		41,731,189

Industrials — 18.9%

Air Freight & Logistics — 1.9%
Echo Global Logistics, Inc. (1)(2)	44,433	1,475,176
Hub Group, Inc., Class A (2)	26,779	1,415,270

		2,890,446

Building Products — 1.6%
Builders FirstSource, Inc. (1)(2)	71,411	1,115,440
PGT Innovations, Inc. (1)(2)	55,244	1,342,429

		2,457,869

Commercial Printing — 0.8%
Cimpress NV (2)	9,025	1,263,500

Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	32,333	1,855,914

Construction Machinery & Heavy Trucks — 0.6%
Spartan Motors, Inc.	67,145	970,245

Electrical Components & Equipment — 1.0%
Atkore International Group, Inc. (2)	54,158	1,482,846

Human Resource & Employment Services — 2.7%
Insperity, Inc. (1)	17,059	2,044,521
Korn/Ferry International (1)	30,250	2,030,683

		4,075,204

Industrial Machinery — 6.6%
Hillenbrand, Inc. (1)	27,077	1,384,989
Milacron Holdings Corp. (1)(2)	66,352	1,406,662
Proto Labs, Inc. (1)(2)	10,680	1,660,206
Rexnord Corp. (1)(2)	43,243	1,255,344
SPX FLOW, Inc. (1)(2)	31,242	1,497,741
Tennant Co.	18,138	1,388,464
Watts Water Technologies, Inc., Class A	18,151	1,496,550

		10,089,956

Office Services & Supplies — 0.8%
Herman Miller, Inc.	33,722	1,291,553

Research & Consulting Services — 1.0%
ICF International, Inc.	18,245	1,489,704

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Trading Companies & Distributors — 0.7%
Herc Holdings, Inc. (1)(2)	21,522	$1,131,627

Total Industrials		28,998,864

Information Technology — 21.6%

Application Software — 1.5%
HubSpot, Inc. (1)(2)	8,926	1,282,667
Monotype Imaging Holdings, Inc.	48,202	992,961

		2,275,628

Communications Equipment — 3.5%
CalAmp Corp. (1)(2)	43,144	1,013,884
Ciena Corp. (1)(2)	49,492	1,562,957
Lumentum Holdings, Inc. (1)(2)	20,608	1,399,283
Quantenna Communications, Inc. (1)(2)	72,473	1,324,082

		5,300,206

Electronic Equipment & Instruments — 0.8%
Control4 Corp. (1)(2)	38,147	1,236,344

Internet Software & Services — 6.1%
Carbonite, Inc. (1)(2)	38,422	1,596,434
Cornerstone OnDemand, Inc. (1)(2)	28,876	1,633,227
j2 Global, Inc.	17,648	1,457,195
SPS Commerce, Inc. (1)(2)	17,555	1,725,130
TrueCar, Inc. (1)(2)	123,778	1,591,785
Yelp, Inc. (1)(2)	29,358	1,383,349

		9,387,120

Semiconductor Equipment — 4.4%
Entegris, Inc.	47,806	1,620,623
FormFactor, Inc. (1)(2)	75,675	1,169,179
Nanometrics, Inc. (1)(2)	37,986	1,664,167
Photronics, Inc. (1)(2)	102,802	1,099,981
Rudolph Technologies, Inc. (1)(2)	41,160	1,144,248

		6,698,198

Semiconductors — 1.6%
Rambus, Inc. (1)(2)	96,205	1,175,625
Silicon Laboratories, Inc. (1)(2)	13,885	1,360,730

		2,536,355

Systems Software — 3.7%
CommVault Systems, Inc. (1)(2)	20,431	1,423,019
Imperva, Inc. (2)	27,374	1,290,684
Rapid7, Inc. (1)(2)	40,430	1,542,405
Varonis Systems, Inc. (2)	19,244	1,422,132

		5,678,240

Total Information Technology		33,112,091

Materials — 5.5%

Commodity Chemicals — 0.9%
Trinseo SA	16,960	1,308,464

Forest Products — 1.9%
Boise Cascade Co. (1)	34,912	1,525,654
Louisiana-Pacific Corp.	49,987	1,457,621

		2,983,275

Specialty Chemicals — 1.8%
Innospec, Inc.	16,146	1,252,930
Kraton Corp. (1)(2)	32,333	1,520,621

		2,773,551

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Steel — 0.9%
Commercial Metals Co. (1)	61,790	$1,334,664

Total Materials		8,399,954

Real Estate — 2.7%

Diversified REIT’s — 0.9%
American Assets Trust, Inc.	33,722	1,332,019

Hotel & Resort REIT’s — 0.7%
Hersha Hospitality Trust (1)	48,698	1,149,273

Industrial REIT’s — 1.1%
EastGroup Properties, Inc. (1)	16,833	1,637,346

Total Real Estate		4,118,638

Telecommunication Services — 0.9%

Alternative Carriers — 0.9%
Cogent Communications Holdings, Inc. (1)	25,292	1,383,472

Total Common Stocks (identified cost $117,168,137)		151,614,386

Short-Term Investments — 46.3%

Collateral Pool Investments for Securities on Loan — 45.0%

Collateral pool allocation (3)		68,845,157

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	2,038,438	2,038,642

Total Short-Term Investments (identified cost $70,883,482)		70,883,799

Total Investments — 145.3% (identified cost $188,051,619)		222,498,185
Other Assets and Liabilities — (45.3)%		(69,415,047)

Total Net Assets — 100.0%		$153,083,138

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.6%

Belgium — 0.2%
bpost SA	3,458	$52,381

Bermuda — 1.2%
Argo Group International Holdings, Ltd.	1,954	124,470
Enstar Group, Ltd. (2)	849	181,261
Giordano International, Ltd.	94,000	52,816

		358,547

Brazil — 0.6%
IRB Brasil Resseguros S/A	12,000	175,120

Canada — 9.5%
Allied Properties Real Estate Investment Trust	6,612	220,856
Atco, Ltd., Class I	6,957	207,964
BCE, Inc.	7,769	316,892
Canadian Imperial Bank of Commerce	1,146	107,399
Cogeco Communications, Inc.	3,094	153,562
Detour Gold Corp. (2)	9,060	74,007
Emera, Inc. (1)	3,197	101,153
First Capital Realty, Inc.	4,251	66,583

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Canada (continued)
George Weston, Ltd. (1)	3,420	$266,367
Granite Real Estate Investment Trust	3,928	165,096
Laurentian Bank of Canada (1)	4,870	173,603
Loblaw Cos., Ltd.	4,099	212,017
Maple Leaf Foods, Inc.	6,033	146,087
Quebecor, Inc., Class B	19,929	401,329
Rogers Communications, Inc., Class B	2,361	122,338
Transcontinental, Inc., Class A	6,984	170,131

		2,905,384

Cayman Islands — 1.5%
361 Degrees International, Ltd.	165,000	47,300
Dali Foods Group Co., Ltd. (5)	201,000	145,972
Fresh Del Monte Produce, Inc.	1,331	49,833
Melco Resorts & Entertainment, Ltd., ADR	3,678	87,831
WH Group, Ltd. (5)	168,500	127,093

		458,029

China — 1.0%
Agricultural Bank of China, Ltd., Class H	353,000	170,906
China Minsheng Banking Corp., Ltd., Class H	141,600	101,391
China Telecom Corp., Ltd., Class H	98,000	46,074

		318,371

Czech Republic — 2.7%
CEZ AS	17,063	432,483
Komercni banka AS	4,772	198,615
Moneta Money Bank AS (5)	53,865	188,423

		819,521

Denmark — 0.6%
Dfds AS	2,089	110,204
Pandora AS (1)	1,417	84,660

		194,864

France — 0.1%
Boiron SA	420	32,712

Germany — 0.7%
RHOEN-KLINIKUM AG	5,678	149,082
Talanx AG (2)	1,955	73,797

		222,879

Guernsey — 1.9%
Amdocs, Ltd.	8,825	576,096

Hong Kong — 8.8%
CLP Holdings, Ltd.	57,500	675,824
Dah Sing Financial Holdings, Ltd.	16,800	104,455
Dairy Farm International Holdings, Ltd.	9,700	89,919
Hang Seng Bank, Ltd.	17,200	466,337
HK Electric Investments & HK Electric Investments, Ltd. (1)(5)	461,500	466,865
Hysan Development Co., Ltd.	40,000	205,128
PCCW, Ltd.	464,000	246,521
Vitasoy International Holdings, Ltd.	40,000	128,428
VTech Holdings, Ltd.	12,400	137,212
Yuexiu Real Estate Investment Trust	236,000	160,265

		2,680,954

Hungary — 0.4%
Magyar Telekom Telecommunications PLC	58,422	85,636
Richter Gedeon Nyrt	2,437	47,889

		133,525

Description	Shares	Value
Common Stocks (continued)

Israel — 1.9%
Bank Hapoalim BM	12,684	$95,069
Bank Leumi Le-Israel BM	39,227	263,653
Bezeq — The Israeli Telecommunication Corp., Ltd.	116,783	139,621
Strauss Group, Ltd.	4,291	94,616

		592,959

Japan — 8.1%
AOKI Holdings, Inc. (1)	7,100	95,723
Bridgestone Corp.	1,500	55,256
Daiichi Sankyo Co., Ltd.	3,200	124,936
Doutor Nichires Holdings Co., Ltd.	4,900	86,216
Duskin Co., Ltd.	7,900	190,123
Geo Holdings Corp.	12,600	183,256
Hogy Medical Co., Ltd. (1)	1,600	55,297
Kissei Pharmaceutical Co., Ltd.	4,000	118,261
KYORIN Holdings, Inc.	10,600	220,185
Mitsui Sugar Co., Ltd.	3,200	87,265
Morinaga Milk Industry Co., Ltd.	1,600	43,416
Nihon Kohden Corp.	3,100	90,676
Nippon Telegraph & Telephone Corp.	5,800	258,393
Paramount Bed Holdings Co., Ltd.	2,100	96,580
Shimachu Co., Ltd. (1)	6,000	196,022
Suzuken Co., Ltd	4,500	204,527
Takeda Pharmaceutical Co., Ltd. (1)	2,800	117,257
Towa Pharmaceutical Co., Ltd.	1,400	97,525
Vital KSK Holdings, Inc.	6,800	77,235
Xebio Holdings Co., Ltd.	4,200	61,048

		2,459,197

Malaysia — 4.7%
Malayan Banking Bhd	53,500	129,665
Public Bank Bhd	108,200	661,390
Tenaga Nasional Bhd	165,000	629,566

		1,420,621

Netherlands — 0.7%
Intertrust NV (5)	5,027	91,903
Koninklijke Ahold Delhaize NV	3,824	93,035
Sligro Food Group NV	767	32,896

		217,834

New Zealand — 3.2%
Argosy Property, Ltd.	115,510	82,917
Chorus, Ltd. (1)	20,907	63,904
Fisher & Paykel Healthcare Corp., Ltd.	20,602	223,400
Infratil, Ltd.	44,363	99,939
Metlifecare, Ltd.	22,877	96,110
Ryman Healthcare, Ltd.	26,268	244,869
Summerset Group Holdings, Ltd.	35,178	178,743

		989,882

Philippines — 1.9%
Alliance Global Group, Inc. (2)	459,300	118,545
First Philippine Holdings Corp.	34,210	41,525
Manila Electric Co.	37,150	259,441
PLDT, Inc.	5,840	152,149

		571,660

Singapore — 4.0%
Ascott Residence Trust (1)	47,000	37,325
Cache Logistics Trust	100,700	54,292
CDL Hospitality Trusts (1)	76,000	86,379
Frasers Centrepoint Trust	110,700	185,502
Mapletree Industrial Trust	42,300	61,329
Mapletree Logistics Trust	274,000	255,524
RHT Health Trust	121,400	67,663

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Singapore (continued)
SATS, Ltd.	74,200	$274,084
Sheng Siong Group, Ltd.	98,900	84,305
Singapore Airlines, Ltd.	17,200	122,808

		1,229,211

Switzerland — 1.3%
Cembra Money Bank AG	1,986	185,845
Roche Holding AG	158	39,253
Sonova Holding AG	943	178,920

		404,018

Taiwan — 2.6%
Far EasTone Telecommunications Co., Ltd.	187,000	445,659
LCY Chemical Corp.	58,000	97,815
Pou Chen Corp.	65,000	71,634
Taichung Commercial Bank Co., Ltd.	291,202	99,074
Taiwan Secom Co., Ltd.	23,075	65,886

		780,068

Thailand — 0.7%
Thai Beverage PCL (1)	461,300	208,376

United Kingdom — 0.4%
Halfords Group PLC	27,871	118,951

United States — 39.9%
ALLETE, Inc.	1,772	133,042
Allstate Corp.	6,111	614,583
Ameren Corp.	9,625	608,589
American Electric Power Co., Inc.	5,680	407,426
American Express Co.	965	102,271
Atrion Corp.	206	134,940
Bryn Mawr Bank Corp.	2,068	100,918
Carter’s, Inc.	471	49,893
Chemed Corp.	1,162	375,953
Chevron Corp.	4,799	568,490
Chico’s FAS, Inc.	10,806	98,551
Children’s Place, Inc. (1)	625	87,969
Darden Restaurants, Inc.	2,499	289,984
Discover Financial Services	6,321	493,796
Eli Lilly & Co.	1,715	181,190
Essex Property Trust, Inc.	1,136	279,774
Exelon Corp.	2,826	123,524
Fiserv, Inc. (2)	2,310	184,962
Foot Locker, Inc.	1,008	49,694
Forrester Research, Inc.	1,198	58,942
Getty Realty Corp.	3,522	102,525
Harris Corp.	2,023	328,758
Huntington Ingalls Industries, Inc.	637	155,727
ICU Medical, Inc. (2)	772	236,232
IDACORP, Inc.	2,429	237,678
Invacare Corp.	4,785	72,732
Jack Henry & Associates, Inc.	1,082	171,432
Kroger Co.	4,821	151,861
Lockheed Martin Corp.	634	203,140
Masimo Corp. (2)	1,070	126,142
Merck & Co., Inc.	8,286	568,337
Meridian Bancorp, Inc.	10,779	192,944
NorthWestern Corp.	6,441	386,202
PepsiCo, Inc.	3,701	414,549
Pfizer, Inc.	15,493	643,269
Pinnacle West Capital Corp.	661	51,922
Portland General Electric Co.	13,614	631,690
Progressive Corp.	1,508	101,835

Description	Shares or Units	Value
Common Stocks (continued)

United States (continued)
Safety Insurance Group, Inc.	2,044	$197,655
Spirit AeroSystems Holdings, Inc., Class A	1,165	99,607
Sysco Corp.	6,902	516,408
U.S. Physical Therapy, Inc.	1,204	150,801
Unum Group	5,034	185,654
USANA Health Sciences, Inc. (2)	2,229	294,117
Valero Energy Corp.	1,684	198,510
Walmart, Inc.	4,259	408,268
WellCare Health Plans, Inc. (2)	545	164,901
Williams Cos., Inc.	4,139	122,473
Xcel Energy, Inc.	2,738	131,561

		12,191,421

Total Common Stocks (identified cost $25,461,117)		30,112,581

Common Stock Units — 0.4%

Mexico — 0.4%
Megacable Holdings SAB de C.V.,	23,300	109,822

Total Common Stock Units (identified cost $98,155)		109,822

Short-Term Investments — 7.1%

Collateral Investment for Securities on Loan — 6.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.920% (3)	2,034,554	2,034,554

Mutual Funds — 0.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	143,962	143,976

Total Short-Term Investments (identified cost $2,178,516)		2,178,530

Total Investments — 106.1% (identified cost $27,737,788)		32,400,933
Other Assets and Liabilities — (6.1)%		(1,857,098)

Total Net Assets — 100.0%		$30,543,835

Industry Allocation
Industry	Value	% of Total Net Assets
Advertising	$58,942	0.2%
Aerospace/Defense	631,505	2.1
Airlines	122,808	0.4
Apparel	121,527	0.5
Auto Parts & Equipment	55,256	0.2
Banks	2,860,898	9.5
Beverages	751,353	2.5
Chemicals	97,815	0.3
Commercial Services	518,043	1.7
Computers	576,096	1.9
Diversified Financial Services	781,912	2.5
Electric	5,626,394	18.4
Engineering & Construction	274,084	0.9
Food	2,056,785	6.8
Healthcare-Products	1,214,919	3.9
Healthcare-Services	1,360,459	4.4
Holding Companies-Diversified	118,545	0.4
Insurance	1,654,375	5.3
Lodging	87,831	0.3
Media	554,891	1.8

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Mining	$74,007	0.2%
Oil & Gas	767,000	2.6
Pharmaceuticals	2,766,693	9.1
Pipelines	122,473	0.4
Private Equity	82,917	0.3
Real Estate	339,374	1.1
Real Estate Investment Trusts	1,608,867	5.1
Retail	1,944,763	6.4
Savings & Loans	192,944	0.6
Shipbuilding	155,727	0.5
Software	356,394	1.2
Telecommunications	2,014,399	6.6
Transportation	162,585	0.5

Total Common Stocks	30,112,581	98.6
Common Stock Units	109,822	0.4
Collateral Investment for Securities on Loan	2,034,554	6.6
Mutual Funds	143,976	0.5

Total Investments	32,400,933	106.1
Other Assets and Liabilities	(1,857,098)	(6.1)

Net Assets	$30,543,835	100.0%

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 94.0%

Australia — 7.1%
CSL, Ltd.	1,770	$289,241
Evolution Mining, Ltd.	364,443	694,295
Fortescue Metals Group, Ltd.	417,831	1,153,454
Qantas Airways, Ltd.	225,218	1,041,076
Rio Tinto PLC	16,563	785,701
St. Barbara, Ltd.	142,653	404,060
Whitehaven Coal, Ltd.	185,921	672,303
Woodside Petroleum, Ltd.	18,902	501,014

		5,541,144

Belgium — 0.2%
bpost SA	10,292	155,901

Cayman Islands — 0.5%
IGG, Inc.	191,000	230,697
WH Group, Ltd. (5)	194,000	146,326

		377,023

Denmark — 3.1%
Danske Bank A/S	16,573	487,601
Novo Nordisk A/S, Class B	38,642	1,893,832

		2,381,433

Finland — 2.8%
UPM-Kymmene OYJ	55,615	2,143,230

France — 11.3%
Arkema SA	7,987	1,000,331
Bouygues SA	4,289	189,331
Capgemini SE	2,002	257,363
CNP Assurances	20,229	466,564
Credit Agricole SA	48,070	657,961
Eiffage SA	2,754	309,953

Description	Shares	Value
Common Stocks (continued)

France (continued)
Eramet	2,743	$234,656
Peugeot SA	71,532	1,967,829
Sanofi	19,936	1,705,239
Societe Generale SA	21,578	882,644
Vinci SA	11,196	1,072,930

		8,744,801

Germany — 7.1%
Allianz SE	9,845	2,098,561
Covestro AG (5)	17,387	1,480,952
Deutsche Lufthansa AG	20,507	535,341
Fresenius Medical Care AG & Co. KGaA	2,025	205,106
Fresenius SE & Co. KGaA	13,223	1,009,631
Talanx AG (2)	4,969	187,568

		5,517,159

Hong Kong — 7.0%
BOC Hong Kong Holdings, Ltd.	161,500	788,081
CK Asset Holdings, Ltd.	194,500	1,386,498
Galaxy Entertainment Group, Ltd.	126,000	932,709
Hang Seng Bank, Ltd.	41,400	1,122,462
Hong Kong Exchanges & Clearing, Ltd.	12,900	367,174
Sands China, Ltd.	171,600	837,366

		5,434,290

Italy — 1.2%
ASTM SpA	12,052	245,933
Enel SpA	70,934	350,754
Societa Iniziative Autostradali e Servizi SpA	25,047	348,880

		945,567

Japan — 20.7%
AGC, Inc.	12,600	504,635
Aoyama Trading Co., Ltd. (1)	9,500	288,565
Bridgestone Corp.	5,300	195,238
Chubu Electric Power Co., Inc.	41,200	599,034
Daiwa Securities Group, Inc. (1)	265,700	1,593,578
Foster Electric Co., Ltd.	11,100	155,646
Fujikura, Ltd.	54,300	335,252
Fujitsu, Ltd.	59,000	431,761
Hitachi, Ltd.	237,000	1,547,507
Honda Motor Co., Ltd.	48,600	1,439,935
JVC Kenwood Corp.	88,500	251,697
Kansai Electric Power Co., Inc.	55,700	798,328
Kirin Holdings Co., Ltd.	50,100	1,238,860
Konica Minolta, Inc.	85,700	872,349
Maxell Holdings, Ltd.	10,700	172,571
Mitsubishi UFJ Financial Group, Inc.	21,900	132,216
NEC Corp.	6,600	182,360
Nippon Telegraph & Telephone Corp.	41,000	1,826,568
Nishimatsu Construction Co., Ltd.	26,500	634,655
Nisshinbo Holdings, Inc.	44,000	493,817
ORIX Corp.	93,000	1,495,734
Sumitomo Electric Industries, Ltd.	11,300	178,790
Toho Holdings Co., Ltd. (1)	6,500	171,231
Toppan Printing Co., Ltd.	62,000	483,791

		16,024,118

Jersey — 3.2%
Aptiv PLC	15,804	1,390,910
Wizz Air Holdings PLC (2)(5)	26,699	1,097,607

		2,488,517

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Luxembourg — 0.4%
Ternium SA, ADR	11,388	$321,142

Netherlands — 4.5%
ABN AMRO Group NV (5)	53,000	1,435,256
AerCap Holdings NV (2)	9,553	544,234
ASM International NV	7,748	417,478
Fiat Chrysler Automobiles NV (2)	50,461	852,817
Koninklijke Ahold Delhaize NV	8,832	214,876

		3,464,661

New Zealand — 0.2%
Air New Zealand, Ltd.	77,496	169,195

Norway — 4.8%
Austevoll Seafood ASA	41,886	551,411
DNO ASA (2)	182,847	354,633
Equinor ASA	67,502	1,731,388
Salmar ASA	23,194	1,117,916

		3,755,348

Portugal — 0.2%
Mota-Engil SGPS SA (2)	42,835	133,003

Singapore — 1.1%
DBS Group Holdings, Ltd.	25,300	459,899
SATS, Ltd.	48,400	178,783
United Overseas Bank, Ltd.	10,300	203,066

		841,748

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	38,573	240,434
Ence Energia y Celulosa SA	87,879	824,715

		1,065,149

Sweden — 0.4%
Boliden AB	6,307	165,104
Skandinaviska Enskilda Banken AB, Class A	16,171	172,582

		337,686

Switzerland — 5.5%
Roche Holding AG	10,863	2,698,798
TE Connectivity, Ltd.	13,485	1,236,305
Zurich Insurance Group AG	1,097	334,108

		4,269,211

United Kingdom — 11.3%
Berkeley Group Holdings PLC	15,567	735,225
GlaxoSmithKline PLC	94,092	1,903,463
Imperial Brands PLC	42,145	1,499,291
International Consolidated Airlines Group SA	25,465	228,062
Jupiter Fund Management PLC	29,900	162,498
Legal & General Group PLC	476,490	1,570,927
Moneysupermarket.com Group PLC	83,930	309,023
Persimmon PLC	20,705	653,090
QinetiQ Group PLC	103,230	362,686
Royal Mail PLC	87,245	506,727
Unilever PLC	13,910	792,037

		8,723,029

Total Common Stocks (identified cost $68,371,138)		72,833,355

Description	Shares or Units	Value
Exchange Traded Funds — 1.6%

United States — 1.6%
iShares Core MSCI EAFE	20,000	$1,274,200

Total Exchange Traded Funds (identified cost $1,233,798)		1,274,200

Limited Partnership Units — 0.4%

Germany — 0.4%
Schaeffler AG	24,623	334,400

Total Limited Partnership Units (identified cost $334,184)		334,400

Short-Term Investments — 4.5%

Collateral Investment for Securities on Loan — 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.920% (3)	819,722	819,722

Mutual Funds — 3.4%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	2,615,714	2,615,976

Total Short-Term Investments (identified cost $3,435,561)		3,435,698

Total Investments — 100.5% (identified cost $73,374,681)		77,877,653
Other Assets and Liabilities — (0.5)%		(351,981)

Total Net Assets — 100.0%		$77,525,672

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$1,499,291	1.9%
Airlines	3,071,281	3.9
Auto Manufacturers	4,260,581	5.5
Auto Parts & Equipment	1,764,938	2.3
Banks	6,582,202	8.5
Beverages	1,238,860	1.6
Biotechnology	289,241	0.4
Building Materials	504,635	0.7
Chemicals	2,481,283	3.2
Coal	672,303	0.9
Commercial Services	1,441,290	1.8
Computers	871,484	1.1
Cosmetics/Personal Care	792,037	1.0
Diversified Financial Services	3,618,984	4.7
Electric	1,748,116	2.3
Electrical Components & Equipment	335,252	0.4
Electronics	1,236,305	1.6
Engineering & Construction	2,518,655	3.3
Food	2,030,529	2.6
Forest Products & Paper	2,967,945	3.9
Healthcare-Services	1,214,737	1.6
Home Builders	1,388,315	1.8
Home Furnishings	579,914	0.7
Insurance	4,657,728	5.9
Internet	309,023	0.4
Iron/Steel	1,474,596	1.9
Lodging	1,770,075	2.3
Machinery-Construction & Mining	1,547,507	2.0
Mining	2,283,816	2.9
Office/Business Equipment	872,349	1.1
Oil & Gas	2,587,035	3.3

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Disciplined International Equity Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Pharmaceuticals	$8,372,563	10.9%
Real Estate	1,386,498	1.8
Retail	288,565	0.4
Semiconductors	417,478	0.5
Software	230,697	0.3
Telecommunications	2,320,385	3.0
Transportation	662,628	0.9
Trucking & Leasing	544,234	0.7

Total Common Stocks	72,833,355	94.0
Exchange Traded Funds	1,274,200	1.6
Limited Partnership Units	334,400	0.4
Collateral Investment for Securities on Loan	819,722	1.1
Mutual Funds	2,615,976	3.4

Total Investments	77,877,653	100.5
Other Assets and Liabilities	(351,981)	(0.5)

Net Assets	$77,525,672	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 94.7%

Australia — 10.8%
Brambles, Ltd.	1,880,358	$14,829,130
Computershare, Ltd.	825,072	11,400,233
Newcrest Mining, Ltd.	349,929	4,877,825
QBE Insurance Group, Ltd.	1,119,023	8,857,167
Rio Tinto, Ltd.	113,387	5,929,322
Woodside Petroleum, Ltd.	443,540	11,756,402
Woolworths Group, Ltd.	632,131	12,860,624

		70,510,703

Finland — 2.4%
Kone OYJ, Class B	149,369	8,063,907
Sampo OYJ, A Shares	152,489	7,800,460

		15,864,367

France — 8.3%
Air Liquide SA	87,295	10,994,052
Bureau Veritas SA	332,331	8,540,575
Legrand SA	110,951	8,358,235
Rubis SCA	92,245	5,460,742
Sanofi	129,126	11,044,878
TOTAL SA	155,704	9,736,109

		54,134,591

Germany — 6.2%
Brenntag AG	189,638	11,433,152
Deutsche Post AG	239,638	8,736,999
Fielmann AG	96,419	6,508,052
GEA Group AG	149,643	5,685,139
SAP SE	69,690	8,382,098

		40,745,440

Hong Kong — 3.8%
AIA Group, Ltd.	642,400	5,541,071
China Mobile, Ltd.	1,000,000	9,402,771
Power Assets Holdings, Ltd.	754,500	5,291,954
VTech Holdings, Ltd.	429,100	4,748,187

		24,983,983

Description	Shares	Value
Common Stocks (continued)

Israel — 1.5%
Bezeq — The Israeli Telecommunication Corp., Ltd.	8,198,023	$9,801,242

Japan — 10.2%
ABC-Mart, Inc. (1)	122,100	6,659,400
Japan Tobacco, Inc.	652,468	17,158,775
KDDI Corp.	449,000	11,884,700
Mitsubishi Electric Corp.	575,000	7,762,578
Nihon Kohden Corp.	316,700	9,263,568
Sumitomo Rubber Industries, Ltd.	592,400	8,786,565
Toyota Tsusho Corp.	162,800	5,553,163

		67,068,749

Malaysia — 3.0%
Axiata Group Bhd	7,068,174	8,255,806
Malayan Banking Bhd	4,699,782	11,390,639

		19,646,445

Netherlands — 4.7%
Koninklijke Vopak NV (1)	192,563	9,924,176
RELX NV	435,534	9,645,819
Unilever NV	192,272	11,057,439

		30,627,434

Norway — 1.8%
Telenor ASA	628,559	11,849,917

Singapore — 4.8%
ComfortDelGro Corp., Ltd.	5,249,100	8,757,742
Singapore Technologies Engineering, Ltd.	1,885,500	4,588,226
Singapore Telecommunications, Ltd.	3,829,300	9,011,431
United Overseas Bank, Ltd.	443,702	8,747,642

		31,105,041

Sweden — 5.4%
Assa Abloy AB, Class B	548,121	11,172,015
Atlas Copco AB, A Shares	256,023	7,298,425
Epiroc AB, Class A (2)	256,023	2,659,572
Essity AB, Class B	549,610	14,243,350

		35,373,362

Switzerland — 14.1%
Givaudan SA	2,031	4,941,035
Nestle SA	276,100	23,181,860
Novartis AG	222,473	18,449,708
Panalpina Welttransport Holding AG (1)	37,357	5,596,323
Roche Holding AG	82,854	20,584,208
Schindler Holding AG	20,466	4,881,856
SGS SA	1,834	4,830,748
Zurich Insurance Group AG	32,775	9,982,131

		92,447,869

Taiwan — 4.0%
Advantech Co., Ltd.	735,118	5,002,105
Chunghwa Telecom Co., Ltd.	2,538,000	8,965,424
Merida Industry Co., Ltd.	536,000	2,573,987
Taiwan Semiconductor Manufacturing Co., Ltd.	1,136,000	9,468,208

		26,009,724

United Kingdom — 13.7%
BP PLC	688,114	4,882,494
British American Tobacco PLC	206,021	9,939,976
GlaxoSmithKline PLC	453,315	9,170,476
Imperial Brands PLC	180,170	6,409,474
Legal & General Group PLC	2,892,375	9,535,793
National Grid PLC	1,154,904	12,127,932

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Reckitt Benckiser Group PLC	97,928	$8,327,226
Royal Dutch Shell PLC, A Shares	233,748	7,594,330
Royal Dutch Shell PLC, B Shares	175,947	5,795,046
SSE PLC	482,557	7,838,907
Vodafone Group PLC	3,898,271	8,313,689

		89,935,343

Total Common Stocks (identified cost $557,739,581)		620,104,210

Preferred Stocks — 1.8%

Germany — 1.8%
Fuchs Petrolub SE	197,739	11,579,563

Total Preferred Stocks (identified cost $7,410,785)		11,579,563

Short-Term Investments — 4.7%

Collateral Investment for Securities on Loan — 2.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.920% (3)	13,620,020	13,620,020

Mutual Funds — 2.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	16,790,788	16,792,467

Total Short-Term Investments (identified cost $30,411,508)		30,412,487

Total Investments — 101.2% (identified cost $595,561,874)		662,096,260
Other Assets and Liabilities — (1.2)%		(7,643,965)

Total Net Assets — 100.0%		$654,452,295

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$33,508,225	5.1%
Auto Parts & Equipment	8,786,565	1.3
Banks	20,138,281	3.0
Chemicals	27,368,239	4.2
Commercial Services	37,846,272	5.8
Computers	16,402,338	2.5
Cosmetics/Personal Care	25,300,789	3.9
Distribution/Wholesale	5,553,163	0.9
Electric	13,130,861	2.0
Electrical Components & Equipment	8,358,235	1.3
Electronics	11,172,015	1.7
Engineering & Construction	4,588,226	0.7
Food	36,042,484	5.5
Gas	17,588,674	2.6
Hand/Machine Tools	4,881,856	0.8
Healthcare-Products	9,263,568	1.4
Household Products/Wares	8,327,226	1.3
Insurance	41,716,622	6.4
Leisure Time	2,573,987	0.4
Machinery-Construction & Mining	17,720,575	2.7
Machinery-Diversified	13,749,046	2.1

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Mining	$10,807,147	1.6%
Oil & Gas	39,764,381	6.1
Pharmaceuticals	59,249,270	9.0
Pipelines	9,924,176	1.5
Retail	13,167,452	2.0
Semiconductors	9,468,208	1.4
Software	8,382,098	1.3
Telecommunications	82,233,167	12.6
Transportation	23,091,064	3.6

Total Common Stocks	620,104,210	94.7
Preferred Stocks	11,579,563	1.8
Collateral Investment for Securities on Loan	13,620,020	2.1
Mutual Funds	16,792,467	2.6

Total Investments	662,096,260	101.2
Other Assets and Liabilities	(7,643,965)	(1.2)

Net Assets	$654,452,295	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 94.1%

Brazil — 1.4%
Raia Drogasil SA	154,800	$2,926,420

Chile — 1.3%
Aguas Andinas SA, Class A	4,782,906	2,575,138

China — 8.6%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	105,100	1,054,139
Tingyi Cayman Islands Holding Corp.	3,002,000	5,362,388
Yum China Holdings, Inc.	294,293	11,383,253

		17,799,780

Egypt — 4.1%
Commercial International Bank Egypt SAE, GDR	997,824	4,719,708
Eastern Tobacco	628,557	3,656,770

		8,376,478

Hong Kong — 10.8%
AIA Group, Ltd.	709,800	6,122,435
Dairy Farm International Holdings, Ltd.	570,105	5,284,873
Sands China, Ltd.	2,249,600	10,977,503

		22,384,811

India — 21.6%
Colgate-Palmolive India, Ltd.	186,204	3,066,372
Emami, Ltd.	764,896	6,120,138
HDFC Bank, Ltd.	277,503	8,059,672
Housing Development Finance Corp., Ltd.	109,279	2,990,348
ICICI Bank, Ltd.	1,281,438	6,171,752
ITC, Ltd.	1,984,151	8,940,761
Nestle India, Ltd.	24,339	3,970,353
Yes Bank, Ltd.	1,113,951	5,387,077

		44,706,473

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

Indonesia — 8.5%
Bank Mandiri Persero Tbk PT	24,043,508	$11,262,743
Bank Rakyat Indonesia Persero Tbk PT	20,225,200	4,366,337
Kalbe Farma Tbk PT	21,708,900	1,982,245

		17,611,325

Malaysia — 3.9%
British American Tobacco Malaysia Bhd	748,600	6,168,049
Public Bank Bhd	316,600	1,935,270

		8,103,319

Mexico — 7.1%
Bolsa Mexicana de Valores SAB de C.V.	1,855,577	3,737,329
Grupo Herdez SAB de C.V., Series *(1)	635,817	1,367,463
Wal-Mart de Mexico SAB de C.V.	3,435,110	9,511,381

		14,616,173

Nigeria — 0.7%
Guaranty Trust Bank PLC	15,198,387	1,511,651

Peru — 1.4%
Credicorp, Ltd.	13,299	2,899,448

Philippines — 4.2%
Universal Robina Corp.	3,362,430	8,772,705

Russia — 4.1%
Magnit PJSC, GDR	573,408	8,469,236

South Africa — 8.0%
AVI, Ltd.	557,083	4,397,904
Clicks Group, Ltd.	276,219	3,815,750
Famous Brands, Ltd. (1)(2)	305,889	2,118,638
Mr Price Group, Ltd.	410,536	6,295,351

		16,627,643

Taiwan — 3.3%
President Chain Store Corp.	619,000	6,751,262

Thailand — 1.0%
Kasikornbank PCL	333,469	2,149,770

Turkey — 0.3%
BIM Birlesik Magazalar AS	48,355	537,589

United States — 1.9%
Western Union Co.	211,481	4,001,220

Vietnam — 1.9%
Vietnam Dairy Products JSC	577,243	3,881,479

Total Common Stocks (identified cost $169,478,159)		194,701,920

Common Stock Units — 2.6%

Mexico — 2.6%
Fomento Economico Mexicano SAB de C.V.,	557,300	5,338,108

Total Common Stock Units (identified cost $4,808,402)		5,338,108

Short-Term Investments — 4.5%

Collateral Investment for Securities on Loan — 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.920% (3)	1,923,465	1,923,465

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 3.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	7,267,553	$7,268,280

Total Short-Term Investments (identified cost $9,190,263)		9,191,745

Total Investments — 101.2% (identified cost $183,476,824)		209,231,773
Other Assets and Liabilities — (1.2)%		(2,413,924)

Total Net Assets — 100.0%		$206,817,849

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$18,765,580	9.1%
Banks	48,463,428	23.3
Commercial Services	4,001,220	1.9
Cosmetics/Personal Care	3,066,372	1.5
Diversified Financial Services	6,727,677	3.2
Food	38,700,225	18.7
Holding Companies-Diversified	4,397,904	2.1
Insurance	6,122,435	3.0
Lodging	10,977,503	5.3
Pharmaceuticals	8,102,383	4.0
Retail	42,802,055	20.7
Water	2,575,138	1.3

Total Common Stocks	194,701,920	94.1
Common Stock Units	5,338,108	2.6
Collateral Investment for Securities on Loan	1,923,465	1.0
Mutual Funds	7,268,280	3.5

Total Investments	209,231,773	101.2
Other Assets and Liabilities	(2,413,924)	(1.2)

Net Assets	$206,817,849	100.0%

Alternative Strategies Fund

Description	Shares	Value
Common Stocks Purchased Long — 68.6%

Australia — 0.2%
Regis Resources, Ltd.	43,985	$132,491

Bermuda — 1.2%
Argo Group International Holdings, Ltd.	3,374	214,924
Essent Group, Ltd. (2)	5,090	220,702
IHS Markit, Ltd. (2)	7,516	413,380
Travelport Worldwide, Ltd.	2,822	52,405

		901,411

Canada — 4.0%
Air Canada (2)	1,659	34,095
Allied Properties Real Estate Investment Trust (6)	9,974	333,155
BlackBerry, Ltd. (2)(6)	30,511	325,552
Canfor Corp. (2)(6)	12,843	296,127
Cascades, Inc.	2,983	30,333
Cogeco Communications, Inc.	1,411	70,031
Cogeco, Inc.	643	30,583
Cott Corp.	26,205	408,798
Equitable Group, Inc.	2,233	111,171
George Weston, Ltd.	3,103	241,677

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Canada (continued)
Husky Energy, Inc.	8,108	$134,077
Interfor Corp. (2)	14,572	250,795
InterRent Real Estate Investment Trust	10,160	88,988
Methanex Corp.	2,403	175,336
Premier Gold Mines, Ltd. (2)	8,605	12,397
Teck Resources, Ltd., Class B (6)	15,268	344,086
Transcontinental, Inc., Class A	3,025	73,689

		2,960,890

China — 0.3%
Agricultural Bank of China, Ltd., Class H	85,000	41,153
Yum China Holdings, Inc.	3,600	139,248

		180,401

Denmark — 0.2%
Novo Nordisk A/S, Class B	1,154	56,557
Scandinavian Tobacco Group A/S (5)	7,329	120,397

		176,954

France — 0.3%
Boiron SA	702	54,676
Peugeot SA	3,852	105,968
Sanofi	628	53,716

		214,360

Germany — 0.0%
Hamburger Hafen und Logistik AG	953	22,987

Indonesia — 0.4%
Bukit Asam Tbk PT	776,700	213,553
Indo Tambangraya Megah Tbk PT	30,800	59,174
Japfa Comfeed Indonesia Tbk PT	218,900	32,694

		305,421

Ireland — 2.5%
Allergan PLC (6)	7,802	1,495,721
Perrigo Co. PLC	3,927	300,455

		1,796,176

Italy — 0.1%
ASTM SpA	1,575	32,139
Societa Iniziative Autostradali e Servizi SpA	3,415	47,568

		79,707

Japan — 2.0%
Arcs Co., Ltd.	3,900	95,684
Fujibo Holdings, Inc.	1,400	39,312
Fukuda Corp.	1,000	50,130
Heiwado Co., Ltd.	7,400	193,675
Keihin Corp.	5,600	117,786
Mitsui Sugar Co., Ltd.	1,900	51,814
Nippon Road Co., Ltd.	1,100	60,787
Nippon Telegraph & Telephone Corp. (6)	7,700	343,038
Nissan Motor Co., Ltd.	12,300	115,129
Okinawa Electric Power Co., Inc.	5,550	111,639
Press Kogyo Co., Ltd.	10,500	55,000
Shimachu Co., Ltd.	4,000	130,681
Warabeya Nichiyo Holdings Co., Ltd.	4,000	78,769
Yorozu Corp.	2,300	34,342

		1,477,786

Jersey — 0.1%
Wizz Air Holdings PLC (2)(5)	1,514	62,241

Description	Shares	Value
Common Stocks Purchased Long (continued)

Luxembourg — 0.3%
Trinseo SA	2,797	$215,789

Netherlands — 0.2%
BE Semiconductor Industries NV	8,165	177,230

New Zealand — 0.3%
Air New Zealand, Ltd.	76,510	167,043
New Zealand Refining Co., Ltd.	28,706	48,999

		216,042

Norway — 0.4%
Austevoll Seafood ASA	6,692	88,097
Leroy Seafood Group ASA	24,396	185,832

		273,929

Panama — 0.1%
Copa Holdings SA, Class A	892	71,306

Poland — 0.1%
Asseco Poland SA	6,752	83,610

South Korea — 0.6%
DB HiTek Co., Ltd.	4,885	80,528
Samsung Electronics Co., Ltd.	8,422	366,569

		447,097

Sweden — 0.1%
Mycronic AB	6,505	67,716

Switzerland — 0.2%
Roche Holding AG	570	141,611

Taiwan — 0.4%
HannStar Display Corp.	190,000	50,786
Uni-President Enterprises Corp.	91,000	229,907

		280,693

United Kingdom — 1.0%
Aon PLC	1,604	233,478
DFS Furniture PLC	8,929	25,467
Imperial Brands PLC	3,523	125,330
Legal & General Group PLC	93,595	308,571
Reach PLC	16,907	15,124
SThree PLC	7,125	32,561

		740,531

United States — 53.6%
AbbVie, Inc.	1,017	97,612
Aerojet Rocketdyne Holdings, Inc. (2)	9,288	326,102
Air Products & Chemicals, Inc.	3,711	617,102
Albemarle Corp.	2,185	208,711
Alexion Pharmaceuticals, Inc. (2)	4,199	513,286
Allegheny Technologies, Inc. (2)	3,709	100,254
American International Group, Inc.	7,285	387,343
Amkor Technology, Inc. (2)	7,797	68,068
Anthem, Inc.	1,980	524,165
ArcBest Corp. (6)	7,215	347,042
Armstrong World Industries, Inc. (2)(6)	2,248	156,910
Associated Banc-Corp (6)	15,358	418,505
AutoZone, Inc. (2)	619	474,699
Best Buy Co., Inc.	2,650	210,834
Boston Private Financial Holdings, Inc.	9,245	133,590
Boston Properties, Inc. (6)	2,696	351,693
Broadcom, Inc.	2,439	534,214
Camden Property Trust	3,275	311,322
Chemours Co. (6)	11,624	506,806
Citizens Financial Group, Inc.	1,479	60,876
Clean Harbors, Inc. (2)(6)	11,025	756,205
CommVault Systems, Inc. (2)	5,690	396,309
CONMED Corp.	2,906	233,730
ConocoPhillips	1,766	129,677

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Cooper-Standard Holdings, Inc. (2)	1,244	$172,207
Corepoint Lodging, Inc. (6)	11,212	233,770
CSX Corp. (6)	8,665	642,596
Danaher Corp. (6)	9,080	940,143
Discover Financial Services	2,650	207,018
Dover Corp. (6)	7,645	656,476
DowDuPont, Inc. (6)	11,685	819,469
DXC Technology Co. (6)	14,740	1,342,667
Eagle Pharmaceuticals, Inc. (2)	2,488	171,995
Edgewell Personal Care Co. (2)	7,840	442,725
EMCOR Group, Inc.	2,306	184,711
Emergent BioSolutions, Inc. (2)(6)	6,705	415,710
Employers Holdings, Inc.	2,286	104,813
Enova International, Inc. (2)	936	31,075
EQT Corp.	10,850	553,567
Equinix, Inc. (6)	672	293,079
Essex Property Trust, Inc. (6)	1,424	350,703
Expedia Group, Inc.	3,860	503,730
Extreme Networks, Inc. (2)	27,535	172,644
F5 Networks, Inc. (2)	548	103,638
FedEx Corp.	2,190	534,250
FedNat Holding Co.	1,437	37,793
FLIR Systems, Inc.	7,394	463,900
Freeport-McMoRan, Inc.	17,172	241,267
Genomic Health, Inc. (2)	841	51,444
G-III Apparel Group, Ltd. (2)	6,845	311,311
Globus Medical, Inc., Class A (2)	1,563	83,261
Haemonetics Corp. (2)	895	99,918
Halozyme Therapeutics, Inc. (2)(6)	25,044	461,060
Hancock Whitney Corp.	8,710	449,000
HD Supply Holdings, Inc. (2)	6,561	299,116
HealthStream, Inc.	2,366	75,073
Highwoods Properties, Inc.	2,306	114,700
HP, Inc.	13,510	333,022
Humana, Inc. (6)	620	206,621
Huntington Ingalls Industries, Inc. (6)	1,103	269,650
Huntsman Corp. (6)	11,224	342,220
Inogen, Inc. (2)	776	205,570
Integer Holdings Corp. (2)	2,351	187,845
Intercontinental Exchange, Inc.	4,016	306,140
Intersect ENT, Inc. (2)	428	12,540
KKR & Co., Inc., Class A	7,607	198,391
Kraton Corp. (2)	2,607	122,607
Lantheus Holdings, Inc. (2)	4,051	65,221
Lear Corp. (6)	2,049	332,348
LeMaitre Vascular, Inc.	2,698	101,202
Luminex Corp.	1,262	35,601
Marathon Petroleum Corp. (6)	7,095	583,848
Marlin Business Services Corp.	4,186	119,720
Martin Marietta Materials, Inc. (6)	2,509	498,588
Masco Corp. (6)	13,610	516,772
Medicines Co. (2)	6,314	250,098
Merit Medical Systems, Inc. (2)(6)	6,310	371,344
Microsoft Corp. (6)	7,940	891,900
Myriad Genetics, Inc. (2)	2,061	102,617
Natus Medical, Inc. (2)	1,970	73,481
NetApp, Inc.	2,358	204,698
Olin Corp.	6,708	206,137
OraSure Technologies, Inc. (2)	7,412	118,666
Orthofix Medical, Inc. (2)	2,302	123,295
Owens Corning	723	40,936
Owens-Illinois, Inc. (2)	6,594	116,516
PennyMac Financial Services, Inc., Class A	4,651	98,369

Description	Shares, Contracts or Principal Amount	Value
Common Stocks Purchased Long (continued)

United States (continued)
Philip Morris International, Inc.	6,260	$487,591
PNM Resources, Inc.	5,665	220,652
Portland General Electric Co. (6)	6,301	292,366
PVH Corp.	3,200	458,112
Regions Financial Corp.	8,642	168,173
Rush Enterprises, Inc., Class A	3,152	135,410
S&P Global, Inc.	1,379	285,522
SBA Communications Corp. (2)(6)	3,868	600,430
Sherwin-Williams Co.	474	215,945
Southwest Airlines Co.	1,122	68,779
Steel Dynamics, Inc.	1,168	53,413
Supernus Pharmaceuticals, Inc. (2)	3,398	150,531
Surmodics, Inc. (2)	1,061	83,554
Sykes Enterprises, Inc. (2)	3,777	114,216
Synchrony Financial	1,572	49,785
Sysco Corp.	2,588	193,634
Tiffany & Co. (6)	3,898	478,090
TriCo Bancshares	5,613	218,233
TriNet Group, Inc. (2)(6)	12,405	732,763
Tyson Foods, Inc., Class A (6)	8,357	524,903
United Continental Holdings, Inc. (2)	830	72,559
United Rentals, Inc. (2)	523	81,520
United Technologies Corp. (6)	4,685	617,014
Univar, Inc. (2)(6)	17,125	476,417
Unum Group	5,028	185,433
Vail Resorts, Inc.	1,290	384,485
Versum Materials, Inc.	6,878	273,676
Vishay Intertechnology, Inc.	8,345	198,611
Vishay Precision Group, Inc. (2)	1,342	58,109
Visteon Corp. (2)(6)	3,408	376,209
Warrior Met Coal, Inc.	9,236	222,126
Wells Fargo & Co. (6)	11,918	696,965
Western Digital Corp. (6)	10,721	677,996
WR Grace & Co.	13,199	932,641
WW Grainger, Inc.	116	41,072
Wyndham Destinations, Inc. (6)	13,081	578,180
Wyndham Hotels & Resorts, Inc. (6)	9,111	517,049
Zayo Group Holdings, Inc. (2)(6)	11,700	405,522
Zimmer Biomet Holdings, Inc.	3,560	440,123
Zynga, Inc., Class A (2)	18,327	76,240

		39,309,896

Total Common Stocks Purchased Long (identified cost $46,914,429)		50,336,275

Purchased Call Options — 0.2%

United States — 0.2%
Intercontinental Exchange, Inc., Exercise Price: $55.00, Notional: $55,000, 1/18/2019	10	21,200
iShares Silver Trust, Exercise Price: $13.00, Notional: $208,000, 1/18/2019	160	16,800
MBIA, Inc., Exercise Price: $5.00, Notional: $76,500, 1/18/2019	153	79,942

		117,942

Total Purchased Call Options (identified cost $150,024)		117,942

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Short-Term Investments — 33.5%

Mutual Funds — 33.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	24,537,948	$24,540,402

Total Short-Term Investments (identified cost $24,535,211)		24,540,402

Total Investments — 102.3% (identified cost $71,599,664)		74,994,619
Other Assets and Liabilities — 23.6%		17,304,968
Securities Sold Short and Written Options (see below) — (25.9)%		(18,979,511)

Total Net Assets — 100.0%		$73,320,076

Securities Sold Short & Written Options — (25.8)%

Common Stocks Sold Short — (23.6)%

Australia — (0.1)%
Nanosonics, Ltd. (2)	(18,943)	$(47,936)

Canada — (0.9)%
Alimentation Couche-Tard, Inc., Class B	(4,500)	(215,448)
National Bank of Canada	(8,440)	(422,388)

		(637,836)

Cayman Islands — (0.0)%
LexinFintech Holdings, Ltd.ADR (2)	(911)	(10,805)

Denmark — (0.3)%
Vestas Wind Systems AS	(3,470)	(241,790)

Finland — (0.0)%
Caverion OYJ (2)	(3,694)	(29,886)

France — (0.3)%
Publicis Groupe SA	(2,914)	(187,048)

Germany — (0.5)%
GRENKE AG	(1,475)	(177,888)
Zalando SE (2)(5)	(3,363)	(176,911)

		(354,799)

Japan — (3.5)%
ABC-Mart, Inc.	(800)	(43,632)
Acom Co., Ltd.	(9,200)	(37,592)
Ain Holdings, Inc.	(500)	(38,250)
Asahi Holdings, Inc.	(4,800)	(91,110)
Daifuku Co., Ltd.	(2,400)	(124,633)
Don Quijote Holdings Co., Ltd.	(1,600)	(77,761)
Fuji Seal International, Inc.	(2,900)	(102,313)
Funai Soken Holdings, Inc.	(4,200)	(90,418)
Goldwin, Inc.	(300)	(20,790)
Hoshizaki Corp.	(1,800)	(170,750)
Kansai Paint Co., Ltd.	(8,900)	(175,981)
Kose Corp.	(500)	(92,251)
Kura Corp.	(900)	(53,299)
LIFULL Co., Ltd.	(7,700)	(47,332)
M3, Inc.	(2,300)	(101,328)
MISUMI Group, Inc.	(5,600)	(144,347)
Money Forward, Inc. (2)	(700)	(29,484)
Nihon M&A Center, Inc.	(3,100)	(81,162)
Nippon Paint Holdings Co., Ltd.	(4,500)	(177,797)
Nitori Holdings Co., Ltd.	(1,100)	(167,015)
Park24 Co., Ltd.	(6,600)	(193,646)
Prestige International, Inc.	(6,000)	(69,013)
Shima Seiki Manufacturing, Ltd.	(800)	(37,368)

Description	Shares	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

Japan (continued)
Shimano, Inc.	(1,100)	$(169,688)
SMS Co., Ltd.	(9,000)	(170,750)
Toridoll Holdings Corp.	(4,000)	(90,577)

		(2,598,287)

Netherlands — (0.9)%
Fugro NV (2)	(6,958)	(89,286)
LyondellBasell Industries N.V., Class A	(2,690)	(303,378)
Signify N.V. (5)	(7,465)	(210,040)
Takeaway.com NV (2)(5)	(731)	(57,783)

		(660,487)

Norway — (0.1)%
Nordic Semiconductor ASA (2)	(7,039)	(43,059)

Spain — (0.6)%
Cellnex Telecom SA (5)	(4,336)	(111,330)
Siemens Gamesa Renewable Energy SA	(21,460)	(320,214)

		(431,544)

Sweden — (0.6)%
AAK AB	(4,939)	(81,021)
Volvo AB, Class B	(18,245)	(314,220)
Wallenstam AB, Class B	(6,521)	(64,888)

		(460,129)

Switzerland — (0.3)%
Roche Holding AG	(835)	(207,447)
Zur Rose Group AG (2)	(211)	(30,129)

		(237,576)

United Kingdom — (0.8)%
Cineworld Group PLC	(38,845)	(156,219)
Cobham PLC (2)	(88,462)	(142,670)
Just Eat PLC (2)	(9,931)	(98,700)
Serco Group PLC (2)	(50,011)	(63,313)
Sophos Group PLC (5)	(17,758)	(120,752)
Victoria PLC (2)	(3,325)	(36,296)

		(617,950)

United States — (14.7)%
Advanced Micro Devices, Inc. (2)	(2,234)	(56,230)
Albemarle Corp.	(1,583)	(151,208)
Altria Group, Inc.	(5,099)	(298,394)
Arista Networks, Inc. (2)	(780)	(233,204)
Bank OZK	(2,098)	(84,885)
BioScrip, Inc. (2)	(24,228)	(70,261)
Brown-Forman Corp., Class B	(592)	(30,914)
Brunswick Corp.	(1,565)	(103,947)
Carter’s, Inc.	(1,395)	(147,772)
Cloudera, Inc. (2)	(14,415)	(216,369)
Dollar General Corp.	(2,231)	(240,346)
Estee Lauder Cos., Inc., Class A	(2,195)	(307,564)
Flowers Foods, Inc.	(15,215)	(306,582)
Fossil Group, Inc. (2)	(6,275)	(142,254)
Fulton Financial Corp.	(17,085)	(310,947)
General Dynamics Corp.	(1,045)	(202,103)
General Electric Co.	(14,425)	(186,660)
Hershey Co.	(2,020)	(203,050)
Home Depot, Inc.	(1,550)	(311,194)
Hormel Foods Corp.	(5,639)	(220,767)
Hubbell, Inc.	(895)	(113,092)
Instructure, Inc. (2)	(2,989)	(122,400)
Intel Corp.	(7,565)	(366,373)
Interactive Brokers Group, Inc., Class A	(2,757)	(171,375)

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

United States (continued)
International Flavors & Fragrances, Inc.	(1,160)	$(151,136)
Intrepid Potash, Inc. (2)	(29,537)	(100,426)
JM Smucker Co.	(2,122)	(219,372)
Kopin Corp. (2)	(28,640)	(66,445)
Landstar System, Inc.	(1,325)	(153,435)
Leggett & Platt, Inc.	(3,435)	(156,086)
Lennox International, Inc.	(947)	(211,001)
LSB Industries, Inc. (2)	(11,275)	(98,318)
Macerich Co.	(2,976)	(174,810)
Mercury Systems, Inc. (2)	(3,940)	(214,769)
Netflix, Inc. (2)	(519)	(190,826)
Northwest Pipe Co. (2)	(1,774)	(32,039)
NOW, Inc. (2)	(2,154)	(37,027)
Okta, Inc. (2)	(1,273)	(78,710)
Old Line Bancshares, Inc.	(415)	(14,193)
Omnicom Group, Inc.	(3,815)	(264,456)
PACCAR, Inc.	(3,795)	(259,654)
Pinnacle Financial Partners, Inc.	(2,473)	(159,632)
PROS Holdings, Inc. (2)	(3,949)	(145,639)
Qorvo, Inc. (2)	(2,430)	(194,619)
Ralph Lauren Corp.	(1,560)	(207,184)
Range Resources Corp.	(10,120)	(166,170)
Rayonier, Inc.	(4,430)	(154,297)
Realogy Holdings Corp.	(6,925)	(148,126)
Republic First Bancorp, Inc. (2)	(6,628)	(51,698)
Robert Half International, Inc.	(1,335)	(104,370)
Rockwell Automation, Inc.	(1,195)	(216,247)
Scotts Miracle-Gro Co.	(1,978)	(147,796)
Senior Housing Properties Trust	(3,386)	(64,707)
Sleep Number Corp. (2)	(3,260)	(109,862)
Starbucks Corp.	(5,960)	(318,562)
Stitch Fix, Inc., Class A (2)	(3,440)	(139,595)
TFS Financial Corp.	(2,049)	(31,637)
TimkenSteel Corp. (2)	(7,824)	(109,614)
Tractor Supply Co.	(1,180)	(104,170)
VF Corp.	(2,070)	(190,709)
Walgreens Boots Alliance, Inc.	(5,975)	(409,646)
Weyerhaeuser Co.	(2,238)	(77,681)
Whitestone REIT	(12,850)	(175,274)
Winnebago Industries, Inc.	(2,545)	(94,038)
WR Berkley Corp.	(2,695)	(210,911)

		(10,752,778)

Total Common Stocks Sold Short (proceeds $(16,687,111))		(17,311,910)

Exchange Traded Funds Sold Short — (2.2)%

United States — (2.2)%
Invesco QQQ Trust Series 1	(740)	(138,121)
iShares Russell 1000 ETF	(658)	(106,484)
iShares Russell 1000 Growth ETF	(2,018)	(313,819)
iShares Russell 2000 Growth ETF	(1,020)	(224,737)
iShares Russell Mid-Cap Growth ETF	(3,126)	(427,043)
Materials Select Sector SPDR Fund	(1,664)	(98,625)
SPDR S&P 500 ETF Trust	(587)	(170,412)
SPDR S&P MidCap 400 ETF Trust	(226)	(84,183)

		(1,563,424)

Total Exchange Traded Funds Sold Short (proceeds $(1,409,262))		(1,563,424)

Description	Contracts	Value
Securities Sold Short & Written Options (continued)

Written Call Options — (0.1)%

United States — (0.1)%
Alexion Pharmaceuticals, Inc.:
Exercise Price: $120.00, Notional: $(24,000), 11/16/2018 (2)	(2)	$(1,740)
Exercise Price: $130.00, Notional: $(52,000), 1/18/2019 (2)	(4)	(2,800)
Allegheny Technologies, Inc., Exercise Price: $27.50, Notional: $(8,250), 10/19/2018 (2)	(3)	(327)
Anthem, Inc., Exercise Price: $262.50, Notional: $(52,500), 9/21/2018 (2)	(2)	(890)
Armstrong World Industries, Inc.:
Exercise Price: $70.00, Notional: $(7,000), 9/21/2018 (2)	(1)	(155)
Exercise Price: $65.00, Notional: $(6,500), 9/21/2018 (2)	(1)	(560)
BlackBerry, Ltd., Exercise Price: $10.00, Notional: $(15,000), 9/21/2018 (2)	(15)	(1,170)
Eagle Pharmaceuticals, Inc., Exercise Price: $70.00, Notional: $(21,000), 10/19/2018 (2)	(3)	(1,350)
Halozyme Therapeutics, Inc., Exercise Price: $17.00, Notional: $(23,800), 9/21/2018 (2)	(14)	(2,226)
HD Supply Holdings, Inc., Exercise Price: $45.00, Notional: $(67,500), 9/21/2018 (2)	(15)	(2,597)
HP, Inc.:
Exercise Price: $25.00, Notional: $(50,000), 9/21/2018 (2)	(20)	(420)
Exercise Price: $24.00, Notional: $(33,600), 9/21/2018 (2)	(14)	(1,078)
Exercise Price: $23.00, Notional: $(16,100), 9/21/2018 (2)	(7)	(1,169)
iShares Russell 1000 ETF, Exercise Price: $146.00, Notional: $(116,800), 9/21/2018 (2)	(8)	(12,640)
iShares Russell 1000 Growth ETF, Exercise Price: $136.00, Notional: $(272,000), 9/21/2018 (2)	(20)	(39,200)
Marathon Petroleum Corp., Exercise Price: $80.00, Notional: $(48,000), 9/21/2018 (2)	(6)	(1,980)
MBIA, Inc., Exercise Price: $10.00, Notional: $(7,000), 1/18/2019 (2)	(7)	(788)
Olin Corp.:
Exercise Price: $30.50, Notional: $(15,250), 9/21/2018 (2)	(5)	(460)
Exercise Price: $31.00, Notional: $(15,500), 9/21/2018 (2)	(5)	(325)
Perrigo Co. PLC:
Exercise Price: $70.00, Notional: $(35,000), 9/21/2018 (2)	(5)	(3,150)
Exercise Price: $76.00, Notional: $(38,000), 9/21/2018 (2)	(5)	(1,055)
Exercise Price: $80.00, Notional: $(40,000), 11/16/2018 (2)	(5)	(1,587)
S&P Global, Inc., Exercise Price: $200.00, Notional: $(80,000), 9/21/2018 (2)	(4)	(3,040)
SBA Communications Corp.:
Exercise Price: $160.00, Notional: $(128,000), 9/21/2018 (2)	(8)	(680)
Exercise Price: $155.00, Notional: $(248,000), 9/21/2018 (2)	(16)	(3,920)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Contracts	Value
Securities Sold Short & Written Options (continued)

Written Call Options (continued)

United States (continued)
Exercise Price: $150.00, Notional: $(225,000), 12/21/2018 (2)	(15)	$(15,375)
Sherwin-Williams Co.:
Exercise Price: $450.00, Notional: $(45,000), 9/21/2018 (2)	(1)	(1,020)
Exercise Price: $440.00, Notional: $(44,000), 9/21/2018 (2)	(1)	(1,750)
Warrior Met Coal, Inc., Exercise Price: $30.00, Notional: $(51,000), 10/19/2018 (2)	(17)	(340)
WR Grace & Co., Exercise Price: $75.00, Notional: $(82,500), 9/21/2018 (2)	(11)	(385)

Total Written Call Options (proceeds $(116,426))		(104,177)

Total Securities Sold Short & Written Options (proceeds $(18,212,799))		$(18,979,511)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$943,116	1.3%
Agriculture	766,012	1.0
Airlines	476,023	0.6
Apparel	458,112	0.6
Auto Manufacturers	221,097	0.3
Auto Parts & Equipment	1,087,892	1.5
Banks	2,186,495	3.0
Beverages	408,798	0.6
Biotechnology	1,742,771	2.4
Building Materials	1,213,206	1.6
Chemicals	4,897,067	6.7
Coal	494,853	0.7
Commercial Services	1,774,534	2.4
Computers	3,081,761	4.2
Cosmetics/Personal Care	442,725	0.6
Distribution/Wholesale	651,499	0.9
Diversified Financial Services	923,278	1.3
Electric	624,657	0.8
Electronics	839,122	1.1
Engineering & Construction	295,628	0.4
Entertainment	384,485	0.5
Environmental Control	756,205	1.0
Food	1,883,992	2.6
Forest Products & Paper	577,255	0.8
Healthcare-Products	3,226,938	4.4
Healthcare-Services	730,786	1.0
Insurance	1,693,057	2.3
Internet	682,441	0.9
Iron/Steel	153,667	0.2
Lodging	1,095,229	1.5
Media	115,738	0.2
Mining	730,241	1.0
Miscellaneous Manufacturing	872,265	1.2
Oil & Gas	1,450,168	2.0
Packaging & Containers	116,516	0.2
Pharmaceuticals	2,522,874	3.4
Private Equity	198,391	0.3
Real Estate Investment Trusts	2,677,840	3.6
Retail	1,594,429	2.2
Semiconductors	1,226,609	1.7

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Shipbuilding	$269,650	0.4%
Software	1,364,449	1.9
Telecommunications	921,204	1.2
Textiles	39,312	0.0
Transportation	1,523,888	2.1

Total Common Stocks Purchased Long	50,336,275	68.6
Purchased Call Options	117,942	0.2
Short-Term Investments	24,540,402	33.5

Total Investments	74,994,619	102.3
Other Assets and Liabilities	17,304,968	23.6
Securities Sold Short & Written Options (see below)	(18,979,511)	(25.9)

Total Net Assets	$73,320,076	100.0%

Common Stocks Sold Short
Advertising	$(451,504)	(0.6)%
Aerospace/Defense	(344,773)	(0.5)
Agriculture	(298,394)	(0.4)
Apparel	(545,665)	(0.7)
Auto Manufacturers	(573,874)	(0.8)
Banks	(1,043,743)	(1.4)
Beverages	(30,914)	(0.0)
Building Materials	(247,297)	(0.3)
Chemicals	(1,059,926)	(1.5)
Commercial Services	(568,495)	(0.8)
Computers	(398,834)	(0.5)
Cosmetics/Personal Care	(399,815)	(0.6)
Distribution/Wholesale	(142,254)	(0.2)
Diversified Financial Services	(397,660)	(0.5)
Electrical Components & Equipment	(323,132)	(0.4)
Energy-Alternate Sources	(562,004)	(0.8)
Entertainment	(156,219)	(0.2)
Environmental Control	(91,110)	(0.1)
Food	(1,088,575)	(1.5)
Healthcare-Products	(47,936)	(0.1)
Healthcare-Services	(38,250)	(0.1)
Home Builders	(94,038)	(0.1)
Home Furnishings	(436,698)	(0.6)
Housewares	(147,796)	(0.2)
Insurance	(210,911)	(0.3)
Internet	(827,241)	(1.1)
Leisure Time	(273,635)	(0.4)
Machinery-Diversified	(378,248)	(0.5)
Metal Fabricate/Hardware	(286,000)	(0.4)
Miscellaneous Manufacturing	(284,978)	(0.4)
Oil & Gas	(166,170)	(0.2)
Oil & Gas Services	(126,313)	(0.2)
Packaging & Containers	(102,313)	(0.1)
Pharmaceuticals	(277,708)	(0.4)
Real Estate	(213,014)	(0.3)
Real Estate Investment Trusts	(646,769)	(0.9)
Retail	(2,259,480)	(3.1)
Savings & Loans	(31,637)	(0.0)
Semiconductors	(726,726)	(1.0)
Software	(513,892)	(0.7)
Telecommunications	(344,534)	(0.5)
Transportation	(153,435)	(0.2)

Total Common Stocks Sold Short	(17,311,910)	(23.6)
Exchange Traded Funds Sold Short	(1,563,424)	(2.2)
Written Call Options	(104,177)	(0.1)

Total Securities Sold Short & Written Options	$(18,979,511)	(25.9)%

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

At August 31, 2018, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at August 31, 2018	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
September 2018	21	SFE 10-Year Australian Bond	$1,942,255	$1,971,540	$29,285
Index Futures
September 2018	11	CME E-Mini S&P 500® Index	1,565,981	1,596,155	30,174
September 2018	13	CME E-Mini NASDAQ 100 Index	1,925,087	1,991,925	66,838
September 2018	1	TSE TOPIX Index	156,022	156,017	(5)
September 2018	36	Eurex Euro STOXX 50 Index	1,447,373	1,416,161	(31,212)
September 2018	25	Russell 2000 Mini Index	2,101,101	2,175,750	74,649
September 2018	22	LIFFE FTSE 100 Index	2,172,345	2,117,466	(54,879)
September 2018	10	CAC 40 10 Euro	619,512	627,443	7,931
September 2018	12	CBOT E-Mini DJIA Index	1,537,244	1,559,280	22,036
September 2018	9	OSE Nikkei 225 Index	1,817,892	1,851,679	33,787
September 2018	2	DAX Index	725,038	716,734	(8,304)
Interest Rate Futures
December 2019	116	LIFFE 3-Month Euro Euribor	33,683,620	33,703,825	20,205
December 2018	19	LIFFE 10-Year Gilt Government Bond	3,012,206	3,013,300	1,094
December 2018	16	Eurex 10-Year Euro BUND	2,985,385	2,986,007	622
Short Futures
Bond Futures
December 2018	26	Canadian Government Bond	(2,678,790)	(2,685,472)	(6,682)
December 2018	41	United States Treasury Note	(4,929,159)	(4,930,891)	(1,732)
Index Futures
September 2018	110	CME E-Mini S&P 500® Index	(15,304,025)	(15,961,550)	(657,525)
September 2018	45	Russell 2000 Mini Index	(3,771,675)	(3,916,350)	(144,675)
September 2018	3	HKG Hang Seng Index	(526,259)	(530,626)	(4,367)
Interest Rate Futures
December 2019	231	CME 3-Month Eurodollar	(56,030,356)	(56,043,487)	(13,131)
December 2019	6	LIFFE 90-Day Sterling	(960,659)	(960,961)	(302)

Total Futures Contracts			$(28,509,862)	$(29,146,055)	$(636,193)

At August 31, 2018, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Currency	Contract Amount				Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy		Sell
September 21, 2018	Australian Dollar	AUD	1,092,000		$804,076	$785,022	$(19,054)	Bank of America
September 21, 2018	Australian Dollar		$3,695,363	AUD	4,928,000	3,542,651	152,712	Bank of America
September 21, 2018	Canadian Dollar	CAD	1,078,000		$819,235	826,316	7,081	Bank of America
September 21, 2018	Canadian Dollar		$3,696,953	CAD	4,811,000	3,687,749	9,204	Bank of America
September 21, 2018	Euro Currency	EUR	2,622,000		$3,054,936	3,047,049	(7,887)	Bank of America
September 21, 2018	Euro Currency		$6,817,467	EUR	5,828,000	6,772,775	44,692	Bank of America
September 21, 2018	Japanese Yen	JPY	462,069,000		$4,198,419	4,163,190	(35,229)	Bank of America
September 21, 2018	Japanese Yen		$8,509,323	JPY	938,322,000	8,454,174	55,149	Bank of America
September 21, 2018	Mexican Peso	MXN	35,547,000		$1,845,163	1,855,770	10,607	Bank of America
September 21, 2018	Mexican Peso		$926,914	MXN	19,103,000	997,294	(70,380)	Bank of America
September 21, 2018	New Zealand Dollar	NZD	1,026,000		$703,690	678,797	(24,893)	Bank of America
September 21, 2018	New Zealand Dollar		$1,774,984	NZD	2,577,000	1,704,932	70,052	Bank of America
September 21, 2018	Pound Sterling	GBP	3,183,000		$4,221,211	4,129,205	(92,006)	Bank of America
September 21, 2018	Pound Sterling		$7,612,040	GBP	5,775,000	7,491,731	120,309	Bank of America
September 21, 2018	Swiss Franc	CHF	981,000		$996,225	1,013,494	17,269	Bank of America
September 21, 2018	Swiss Franc		$3,040,628	CHF	2,999,000	3,098,333	(57,705)	Bank of America

							$179,921

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund

Description	Shares	Value
Common Stocks Purchased Long — 98.2%

Australia — 0.8%
Regis Resources, Ltd.	24,978	$75,239

Bermuda — 2.8%
Argo Group International Holdings, Ltd.	1,915	121,986
Essent Group, Ltd. (2)	2,893	125,440
Travelport Worldwide, Ltd.	1,682	31,235

		278,661

Canada — 13.0%
Air Canada (2)	989	20,326
Allied Properties Real Estate Investment Trust (6)	5,948	198,677
Canfor Corp. (2)(6)	7,490	172,700
Cascades, Inc.	1,636	16,636
Cogeco Communications, Inc.	823	40,847
Cogeco, Inc.	383	18,217
Equitable Group, Inc.	1,299	64,671
George Weston, Ltd. (6)	1,760	137,078
Husky Energy, Inc.	4,717	78,002
Interfor Corp. (2)(6)	8,478	145,912
InterRent Real Estate Investment Trust	5,925	51,895
Methanex Corp.	1,365	99,598
Premier Gold Mines, Ltd. (2)	5,018	7,229
Teck Resources, Ltd., Class B (6)	8,674	195,481
Transcontinental, Inc., Class A	1,716	41,802

		1,289,071

China — 0.2%
Agricultural Bank of China, Ltd., Class H	47,000	22,755

Denmark — 1.0%
Novo Nordisk A/S, Class B	654	32,052
Scandinavian Tobacco Group A/S (5)	4,263	70,030

		102,082

France — 1.2%
Boiron SA	398	30,999
Peugeot SA	2,186	60,136
Sanofi	354	30,280

		121,415

Germany — 0.1%
Hamburger Hafen und Logistik AG	522	12,591

Indonesia — 1.8%
Bukit Asam Tbk PT	451,800	124,222
Indo Tambangraya Megah Tbk PT	17,900	34,390
Japfa Comfeed Indonesia Tbk PT	127,300	19,013

		177,625

Italy — 0.5%
ASTM SpA	894	18,243
Societa Iniziative Autostradali e Servizi SpA	1,938	26,994

		45,237

Japan — 8.3%
Arcs Co., Ltd.	2,300	56,429
Fujibo Holdings, Inc.	600	16,848
Fukuda Corp.	500	25,065
Heiwado Co., Ltd. (6)	4,300	112,541
Keihin Corp.	3,000	63,100
Mitsui Sugar Co., Ltd.	1,000	27,270
Nippon Road Co., Ltd.	600	33,156

Description	Shares	Value
Common Stocks Purchased Long (continued)

Japan (continued)
Nippon Telegraph & Telephone Corp. (6)	4,400	$196,022
Nissan Motor Co., Ltd. (1)	6,900	64,585
Okinawa Electric Power Co., Inc.	3,299	66,360
Press Kogyo Co., Ltd.	5,800	30,381
Shimachu Co., Ltd. (1)	2,100	68,608
Warabeya Nichiyo Holdings Co., Ltd.	2,400	47,261
Yorozu Corp.	1,200	17,917

		825,543

Jersey — 0.4%
Wizz Air Holdings PLC (2)(5)	858	35,273

Luxembourg — 1.2%
Trinseo SA	1,587	122,437

Netherlands — 1.1%
BE Semiconductor Industries NV	4,894	106,229

New Zealand — 1.2%
Air New Zealand, Ltd.	43,448	94,859
New Zealand Refining Co., Ltd.	16,741	28,576

		123,435

Norway — 1.6%
Austevoll Seafood ASA	3,800	50,025
Leroy Seafood Group ASA (6)	14,227	108,372

		158,397

Panama — 0.4%
Copa Holdings SA, Class A	506	40,450

Poland — 0.5%
Asseco Poland SA	3,838	47,526

South Korea — 2.6%
DB HiTek Co., Ltd.	2,842	46,849
Samsung Electronics Co., Ltd.	4,785	208,268

		255,117

Sweden — 0.6%
AAK AB	1,152	18,898
Mycronic AB (1)	3,693	38,443

		57,341

Switzerland — 0.8%
Roche Holding AG	332	82,482

Taiwan — 1.6%
HannStar Display Corp.	107,000	28,601
Uni-President Enterprises Corp.	53,000	133,902

		162,503

United Kingdom — 2.9%
DFS Furniture PLC	4,895	13,961
Imperial Brands PLC	2,000	71,149
Legal & General Group PLC	54,584	179,957
Reach PLC	9,860	8,820
SThree PLC	4,156	18,993

		292,880

United States — 53.6%
AbbVie, Inc. (6)	606	58,164
Amkor Technology, Inc. (2)	4,426	38,639
ArcBest Corp. (6)	4,197	201,876
Best Buy Co., Inc. (6)	1,503	119,579
Boston Properties, Inc. (6)	1,532	199,849
Citizens Financial Group, Inc.	840	34,574
CONMED Corp. (6)	1,690	135,927
ConocoPhillips	1,003	73,650
Cooper-Standard Holdings, Inc. (2)(6)	706	97,732
Discover Financial Services (6)	1,503	117,414

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
EMCOR Group, Inc. (6)	1,375	$110,138
Emergent BioSolutions, Inc. (2)(6)	4,019	249,178
Employers Holdings, Inc. (6)	1,297	59,468
Enova International, Inc. (2)	546	18,127
Equinix, Inc. (6)	402	175,324
Essex Property Trust, Inc. (6)	809	199,241
F5 Networks, Inc. (2)(6)	309	58,438
FedNat Holding Co.	816	21,461
Genomic Health, Inc. (2)	489	29,912
Globus Medical, Inc., Class A (2)	908	48,369
Haemonetics Corp. (2)	521	58,164
HealthStream, Inc.	1,376	43,661
Highwoods Properties, Inc. (6)	1,308	65,060
Huntington Ingalls Industries, Inc. (6)	626	153,038
Inogen, Inc. (2)(6)	451	119,474
Integer Holdings Corp. (2)(6)	1,335	106,667
Intersect ENT, Inc. (2)	243	7,120
Kraton Corp. (2)(6)	1,554	73,085
Lantheus Holdings, Inc. (2)	2,415	38,882
Lear Corp. (6)	1,227	199,019
LeMaitre Vascular, Inc. (1)	1,530	57,390
Luminex Corp.	734	20,706
Marlin Business Services Corp.	2,435	69,641
Masco Corp. (6)	4,462	169,422
Merit Medical Systems, Inc. (2)(6)	3,786	222,806
Myriad Genetics, Inc. (2)	1,228	61,142
Natus Medical, Inc. (2)	1,117	41,664
NetApp, Inc. (6)	1,340	116,325
OraSure Technologies, Inc. (2)(6)	4,207	67,354
Orthofix Medical, Inc. (2)	1,339	71,717
Owens Corning	411	23,271
Owens-Illinois, Inc. (2)(6)	3,748	66,227
PennyMac Financial Services, Inc., Class A	2,773	58,649
PNM Resources, Inc. (6)	3,217	125,302
Portland General Electric Co. (6)	3,777	175,253
Regions Financial Corp. (6)	5,027	97,825
Rush Enterprises, Inc., Class A (6)	1,789	76,855
Southwest Airlines Co.	668	40,948
Steel Dynamics, Inc.	662	30,273
Supernus Pharmaceuticals, Inc. (1)(2)	1,929	85,455
Surmodics, Inc. (2)	618	48,668
Sykes Enterprises, Inc. (2)	2,144	64,835
Synchrony Financial	893	28,281
Sysco Corp. (6)	1,468	109,836
TriCo Bancshares (6)	3,190	124,027
United Continental Holdings, Inc. (2)	471	41,175
United Rentals, Inc. (2)	297	46,293
Unum Group (6)	3,014	111,156
Vishay Intertechnology, Inc. (6)	4,855	115,549
Vishay Precision Group, Inc. (2)	799	34,597
WW Grainger, Inc.	68	24,077

		5,337,949

Total Common Stocks Purchased Long (identified cost $8,557,757)		9,772,238

Short-Term Investments — 37.5%

Collateral Investment for Securities on Loan — 3.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.920% (3)	293,674	293,674

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 34.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	3,433,859	$3,434,203

Total Short-Term Investments (identified cost $3,727,511)		3,727,877

Total Investments — 135.7% (identified cost $12,285,268)		13,500,115
Other Assets and Liabilities — 0.9%		91,636
Securities Sold Short (see below) — (36.6)%		(3,642,216)

Total Net Assets — 100.0%		$9,949,535

Securities Sold Short — (36.6)%

Common Stocks Sold Short — (36.6)%

Australia — (0.2)%
Nanosonics, Ltd. (2)	(9,724)	$(24,607)

Cayman Islands — (0.1)%
LexinFintech Holdings, Ltd.ADR (2)	(517)	(6,132)

Finland — (0.2)%
Caverion OYJ (2)	(2,025)	(16,383)

Germany — (2.0)%
GRENKE AG	(838)	(101,064)
Zalando SE (2)(5)	(1,787)	(94,006)

		(195,070)

Japan — (14.5)%
ABC-Mart, Inc.	(300)	(16,362)
Acom Co., Ltd.	(5,000)	(20,430)
Ain Holdings, Inc.	(300)	(22,950)
Asahi Holdings, Inc.	(2,700)	(51,249)
Daifuku Co., Ltd.	(1,400)	(72,703)
Don Quijote Holdings Co., Ltd.	(700)	(34,020)
Fuji Seal International, Inc.	(1,600)	(56,449)
Funai Soken Holdings, Inc.	(2,400)	(51,668)
Goldwin, Inc.	(200)	(13,860)
Hoshizaki Corp.	(900)	(85,375)
Kansai Paint Co., Ltd.	(5,100)	(100,843)
Kose Corp.	(300)	(55,351)
Kura Corp.	(400)	(23,688)
LIFULL Co., Ltd.	(4,400)	(27,047)
M3, Inc.	(1,200)	(52,867)
MISUMI Group, Inc.	(3,000)	(77,329)
Money Forward, Inc. (2)	(400)	(16,848)
Nihon M&A Center, Inc.	(1,800)	(47,126)
Nippon Paint Holdings Co., Ltd.	(2,600)	(102,727)
Nitori Holdings Co., Ltd.	(600)	(91,099)
Park24 Co., Ltd.	(3,900)	(114,427)
Prestige International, Inc.	(3,500)	(40,258)
Shima Seiki Manufacturing, Ltd.	(500)	(23,355)
Shimano, Inc.	(600)	(92,557)
SMS Co., Ltd.	(5,200)	(98,655)
Toridoll Holdings Corp.	(2,300)	(52,082)

		(1,441,325)

Netherlands — (0.8)%
Fugro NV (2)	(3,953)	(50,725)
Takeaway.com NV (2)(5)	(425)	(33,595)

		(84,320)

Norway — (0.2)%
Nordic Semiconductor ASA (2)	(4,105)	(25,111)

Spain — (0.6)%
Cellnex Telecom SA (5)	(2,460)	(63,162)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund (continued)

Description	Shares	Value

Securities Sold Short (continued)

Common Stocks Sold Short (continued)

Sweden — (1.0)%
AAK AB	(3,954)	$(64,863)
Wallenstam AB, Class B	(3,703)	(36,847)

		(101,710)

Switzerland — (0.2)%
Zur Rose Group AG (2)	(120)	(17,135)

United Kingdom — (2.7)%
Cobham PLC (2)	(50,236)	(81,020)
Just Eat PLC (2)	(5,922)	(58,856)
Serco Group PLC (2)	(28,401)	(35,955)
Sophos Group PLC (5)	(10,083)	(68,563)
Victoria PLC (2)	(1,889)	(20,621)

		(265,015)

United States — (14.1)%
Advanced Micro Devices, Inc. (2)	(1,269)	(31,941)
Albemarle Corp.	(899)	(85,872)
Bank OZK	(1,191)	(48,188)
BioScrip, Inc. (2)	(13,766)	(39,921)
Brown-Forman Corp., Class B	(346)	(18,068)
Instructure, Inc. (2)	(1,695)	(69,410)
Interactive Brokers Group, Inc., Class A	(1,644)	(102,191)
Intrepid Potash, Inc. (2)	(17,226)	(58,568)
Kopin Corp. (2)	(16,272)	(37,751)
LSB Industries, Inc. (2)	(6,418)	(55,965)
Macerich Co.	(1,691)	(99,329)
Netflix, Inc. (2)	(294)	(108,098)
Northwest Pipe Co. (2)	(1,035)	(18,692)
NOW, Inc. (2)	(1,224)	(21,041)
Okta, Inc. (2)	(723)	(44,703)
Old Line Bancshares, Inc.	(235)	(8,037)
Pinnacle Financial Partners, Inc.	(1,405)	(90,693)
PROS Holdings, Inc. (2)	(2,241)	(82,648)
Rayonier, Inc.	(2,514)	(87,563)
Republic First Bancorp, Inc. (2)	(3,767)	(29,383)
Senior Housing Properties Trust	(1,922)	(36,729)
TFS Financial Corp.	(1,195)	(18,451)
TimkenSteel Corp. (2)	(4,666)	(65,371)
Weyerhaeuser Co.	(1,269)	(44,047)
Whitestone REIT	(7,301)	(99,586)

		(1,402,246)

Total Securities Sold Short (proceeds $(3,323,077))		$(3,642,216)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Agriculture	$160,192	1.6%
Airlines	273,031	2.7
Auto Manufacturers	124,721	1.3
Auto Parts & Equipment	408,149	4.1
Banks	279,181	2.8
Biotechnology	310,320	3.1
Building Materials	192,693	1.9
Chemicals	172,683	1.7
Coal	158,612	1.6
Commercial Services	196,151	2.0
Computers	228,686	2.3

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Distribution/Wholesale	$24,077	0.2%
Diversified Financial Services	356,783	3.6
Electric	366,915	3.7
Electronics	217,190	2.2
Engineering & Construction	168,359	1.7
Food	801,612	8.1
Forest Products & Paper	335,248	3.4
Healthcare-Products	1,074,820	10.8
Insurance	619,468	6.2
Internet	102,099	1.0
Iron/Steel	30,273	0.3
Media	67,884	0.7
Mining	277,949	2.8
Miscellaneous Manufacturing	122,437	1.2
Oil & Gas	180,228	1.8
Packaging & Containers	66,227	0.7
Pharmaceuticals	319,432	3.2
Real Estate Investment Trusts	890,046	9.0
Retail	279,003	2.8
Semiconductors	399,985	4.0
Shipbuilding	153,038	1.5
Telecommunications	196,022	2.0
Textiles	16,848	0.2
Transportation	201,876	2.0

Total Common Stocks Purchased Long	9,772,238	98.2
Collateral Investment for Securities on Loan	293,674	3.0
Mutual Funds	3,434,203	34.5

Total Investments	13,500,115	135.7
Other Assets and Liabilities	91,636	0.9
Securities Sold Short (see below)	(3,642,216)	(36.6)

Total Net Assets	$9,949,535	100.0%

Securities Sold Short
Aerospace/Defense	$(81,020)	(0.8)%
Banks	(176,301)	(1.8)
Beverages	(18,068)	(0.2)
Building Materials	(20,621)	(0.2)
Chemicals	(348,010)	(3.5)
Commercial Services	(269,862)	(2.7)
Computers	(104,518)	(1.0)
Cosmetics/Personal Care	(55,351)	(0.6)
Diversified Financial Services	(229,817)	(2.3)
Environmental Control	(51,249)	(0.5)
Food	(98,458)	(1.0)
Healthcare-Products	(24,607)	(0.2)
Healthcare-Services	(22,950)	(0.2)
Home Furnishings	(85,375)	(0.9)
Internet	(390,226)	(3.9)
Leisure Time	(92,557)	(0.9)
Machinery-Diversified	(96,058)	(1.0)
Metal Fabricate/Hardware	(161,392)	(1.6)
Miscellaneous Manufacturing	(55,965)	(0.6)
Oil & Gas Services	(71,766)	(0.7)
Packaging & Containers	(56,449)	(0.6)
Pharmaceuticals	(39,921)	(0.4)
Real Estate	(36,847)	(0.4)
Real Estate Investment Trusts	(367,254)	(3.7)
Retail	(342,252)	(3.4)
Savings & Loans	(18,451)	(0.2)
Semiconductors	(94,803)	(1.0)
Software	(168,906)	(1.7)
Telecommunications	(63,162)	(0.6)

Total Securities Sold Short	$(3,642,216)	(36.6)%

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Ultra Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 97.3%

Alabama — 7.1%
Black Belt Energy Gas District, 2.295%, 12/1/2048, Call 9/1/2023 (7)	$4,500,000	$4,500,000
Chatom Industrial Development Board, 1.650%, 8/1/2037, Call 2/1/2019 (7)	4,800,000	4,797,456
Health Care Authority for Baptist Health, 2.130%, 11/1/2042 (7)	11,125,000	11,125,000
Southeast Alabama Gas Supply District, 2.282%, 4/1/2049, Call 1/1/2024 (7)	5,000,000	4,995,900
Tender Option Bond Trust Receipts/Certificates:
1.660%, 5/1/2026 (5)(7)	3,000,000	3,000,000
1.660%, 7/1/2026 (5)(7)	4,500,000	4,500,000
1.710%, 10/5/2020 (5)(7)	5,000,000	5,000,000
Other securities		4,470,384

		42,388,740

Arizona — 0.7%
Other securities		4,048,520

Arkansas — 2.2%
Arkansas Development Finance Authority:
2.110%, 9/1/2044, Call 9/4/2018 (7)	7,000,000	7,000,000
2.660%, 9/1/2044, Call 3/1/2019 (7)	3,000,000	3,006,360
Other securities		3,210,916

		13,217,276

California — 3.1%
Rib Floater Trust Various States, 1.710%, 8/15/2051 (5)(7)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, 1.710%, 8/1/2024 (5)(7)	4,760,000	4,760,000
Other securities		10,594,667

		18,354,667

Colorado — 1.6%
Colorado Health Facilities Authority, 2.200%, 7/1/2034, Call 7/1/2019 (5)(7)	4,300,000	4,300,000
Other securities		5,637,723

		9,937,723

Connecticut — 0.1%
Other securities		422,464

District of Columbia — 0.5%
Other securities		3,019,146

Florida — 6.0%
Citizens Property Insurance Corp.:
5.000%, 6/1/2019	2,640,000	2,701,274
5.000%, 6/1/2020	3,870,000	4,079,599
RBC Municipal Products, Inc. Trust, 1.760%, 3/1/2026 (5)(7)	5,000,000	5,000,000
School Board of Miami-Dade County, FGIC, 1.790%, 5/1/2037, Call 9/1/2018 (5)(7)	8,000,000	8,000,000
Other securities		16,411,258

		36,192,131

Description	Principal Amount	Value
Municipals (continued)

Georgia — 4.0%
Main Street Natural Gas, Inc.:
2.130%, 8/1/2048, Call 9/1/2023 (7)	$5,000,000	$4,992,400
2.225%, 8/1/2048, Call 9/1/2023 (7)	5,000,000	4,982,500
Other securities		13,980,198

		23,955,098

Guam — 0.0%
Other securities		251,743

Hawaii — 0.5%
Other securities		2,797,060

Idaho — 0.7%
Other securities		4,015,000

Illinois — 6.9%
Rib Floater Trust Various States, 1.740%, 8/15/2030, Call 10/1/2018 (5)(7)	5,000,000	5,000,000
State of Illinois:
5.000%, 10/1/2021 (9)	1,500,000	1,577,925
5.000%, 2/1/2022	6,040,000	6,346,107
Tender Option Bond Trust Receipts/Certificates:
1.710%, 6/15/2020 (5)(7)	2,000,000	2,000,000
1.710%, 6/15/2031, Call 6/15/2026 (5)(7)	4,355,000	4,355,000
1.710%, 1/1/2035, Call 1/1/2026 (5)(7)	2,605,000	2,605,000
Other securities		19,414,165

		41,298,197

Indiana — 2.4%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.780%, 7/1/2047, Call 9/19/2018 (7)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.830%, 10/15/2019 (5)(7)	8,500,000	8,500,000

		14,500,000

Iowa — 1.5%
Other securities		9,332,337

Kansas — 0.1%
Other securities		400,348

Kentucky — 1.8%
Other securities		10,613,138

Louisiana — 1.9%
Louisiana Public Facilities Authority, 2.210%, 9/1/2057, Call 3/1/2023 (7)	5,000,000	5,002,100
Parish of St. James, 1.730%, 11/1/2040, Call 9/19/2018 (7)	5,000,000	5,000,000
Other securities		1,503,536

		11,505,636

Maine — 0.0%
Other securities		308,132

Maryland — 1.4%
Maryland Industrial Development Financing Authority, 1.720%, 3/1/2030, Call 9/19/2018 (7)	5,000,000	5,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Maryland (continued)
RBC Municipal Products, Inc. Trust, 1.760%, 1/1/2025 (5)(7)	$3,000,000	$3,000,000
Other securities		606,853

		8,606,853

Massachusetts — 0.2%
Other securities		1,250,700

Michigan — 1.1%
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 1.660%, 5/1/2026 (5)(7)	2,000,000	2,000,000
Other securities		4,888,170

		6,888,170

Minnesota — 0.5%
Other securities		2,757,586

Mississippi — 1.2%
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,635,788
Other securities		2,623,013

		7,258,801

Missouri — 1.4%
City of St. Louis, 3.000%, 5/30/2019	5,000,000	5,036,400
Other securities		3,176,584

		8,212,984

Nevada — 0.1%
Other securities		354,877

New Jersey — 7.2%
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	5,500,000	5,501,485
New Jersey Economic Development Authority:
1.850%, 11/1/2040, Call 9/19/2018 (7)	4,600,000	4,600,000
1.850%, 11/1/2040, Call 9/19/2018 (7)	5,665,000	5,665,000
1.910%, 11/1/2031, Call 9/19/2018 (7)	4,995,000	4,995,000
New Jersey Transportation Trust Fund Authority:
2.560%, 6/15/2034, Call 6/15/2019 (7)	5,000,000	5,004,100
4.000%, 6/15/2019	500,000	508,095
4.000%, 6/15/2020	200,000	206,840
5.000%, 6/15/2019	4,500,000	4,607,415
Tender Option Bond Trust Receipts/Certificates, 1.710%, 7/1/2025 (5)(7)	2,175,000	2,175,000
Other securities		9,774,221

		43,037,156

New Mexico — 1.4%
New Mexico Municipal Energy Acquisition Authority, 2.145%, 11/1/2039, Call 2/1/2019 (7)	5,500,000	5,505,830
Other securities		2,869,422

		8,375,252

Description	Principal Amount	Value
Municipals (continued)

New York — 10.4%
City of New York, 1.560%, 8/1/2035, Call 9/19/2018 (7)	$6,300,000	$6,300,000
City of New York, AGC, 1.590%, 10/1/2021, Call 9/4/2018 (7)(8)	100,000	100,000
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.520%, 8/1/2022, Call 9/19/2018 (7)	4,320,000	4,320,000
1.520%, 8/1/2023, Call 9/19/2018 (7)	6,550,000	6,550,000
1.560%, 11/1/2029, Call 9/19/2018 (7)	3,700,000	3,700,000
1.560%, 5/1/2034, Call 9/19/2018 (7)	3,800,000	3,800,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.860%, 5/1/2047, Call 9/19/2018 (5)(7)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 1.530%, 3/1/2022, Call 9/19/2018 (5)(7)	6,000,000	6,000,000
South Glens Falls Central School District, SAW, 3.000%, 7/26/2019	4,500,000	4,540,455
Triborough Bridge & Tunnel Authority, 2.095%, 1/1/2032 (7)	4,935,000	4,982,376
Other securities		16,984,185

		62,277,016

North Carolina — 0.2%
Other securities		1,000,000

North Dakota — 0.2%
Other securities		1,253,441

Ohio — 9.1%
Dublin City School District, 2.500%, 4/18/2019	4,500,000	4,514,625
Lancaster Port Authority, 2.115%, 5/1/2038, Call 2/1/2019 (7)	5,000,000	5,004,700
Rib Floater Trust Various States, 1.810%, 11/15/2048, Call 10/1/2018 (5)(7)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.710%, 8/1/2024 (5)(7)	5,580,000	5,580,000
Other securities		35,267,153

		54,366,478

Oklahoma — 0.2%
Other securities		1,529,865

Oregon — 0.7%
Other securities		4,209,620

Pennsylvania — 4.5%
Other securities		26,968,121

South Carolina — 1.5%
Patriots Energy Group Financing Agency, 2.243%, 10/1/2048, Call 11/1/2023 (7)	6,000,000	6,000,000
Other securities		3,247,380

		9,247,380

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Tennessee — 1.0%
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2046, Call 9/6/2018 (5)(7)	$3,100,000	$3,100,000
Other securities		2,703,600

		5,803,600

Texas — 7.9%
Rib Floater Trust Various States:
1.740%, 6/1/2032, Call 4/1/2020 (5)(7)	6,000,000	6,000,000
1.740%, 11/1/2042, Call 11/1/2020 (5)(7)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2021 (5)(7)	11,000,000	11,000,000
Other securities		25,311,600

		47,311,600

Utah — 0.4%
Tender Option Bond Trust Receipts/Certificates, 1.740%, 1/1/2025 (5)(7)	2,500,000	2,500,000

Virginia — 1.6%
Tender Option Bond Trust Receipts/Certificates, 1.710%, 1/1/2025 (5)(7)	5,400,000	5,400,000
Other securities		4,485,285

		9,885,285

Washington — 2.0%
Tender Option Bond Trust Receipts/Certificates:
1.710%, 6/15/2033, Call 6/1/2019 (5)(7)	5,050,000	5,050,000
1.730%, 1/1/2035 (5)(7)	5,000,000	5,000,000
Other securities		1,946,652

		11,996,652

West Virginia — 0.9%
West Virginia Hospital Finance Authority, 1.840%, 6/1/2033, Call 9/4/2018 (7)	5,000,000	5,000,000
Other securities		694,837

		5,694,837

Wisconsin — 1.1%
Other securities		6,389,067

Total Municipals (identified cost $583,645,965)		583,732,697

Short-Term Investments — 3.7%

Mutual Funds — 0.0%
Other securities (4)		159,901
Short-Term Municipals — 3.7%

Florida — 0.4%
Other securities		2,500,000

Illinois — 0.1%
Other securities		360,349

Indiana — 0.5%
Other securities		2,904,495

Description	Principal Amount	Value
Short-Term Municipals (continued)

Kentucky — 0.3%
Other securities		$2,000,000

Massachusetts — 0.4%
Other securities		2,270,957

Nevada — 0.1%
Other securities		460,000

New York — 0.1%
Other securities		500,280

Ohio — 0.4%
Other securities		2,350,024

Oregon — 0.3%
Other securities		2,004,440

South Carolina — 0.1%
Other securities		502,560

Texas — 0.8%
City of Dallas, 1.300%, 9/26/2018	$5,000,000	5,000,000

Wisconsin — 0.2%
Other securities		1,469,824

Total Short-Term Municipals		22,322,929

Total Short-Term Investments (identified cost $22,491,574)		22,482,830

Total Investments — 101.0% (identified cost $606,137,539)		606,215,527
Other Assets and Liabilities — (1.0)%		(6,112,050)

Total Net Assets — 100.0%		$600,103,477

Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 100.6%

Alabama — 3.8%
Black Belt Energy Gas District:
2.295%, 12/1/2048, Call 9/1/2023 (7)	$1,000,000	$1,000,000
4.000%, 7/1/2046, Call 3/1/2021 (7)	1,000,000	1,045,390
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,083,410
Other securities		3,996,142

		7,124,942

Alaska — 0.8%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,013,200
Other securities		533,035

		1,546,235

Arizona — 1.8%
Other securities		3,458,753

Arkansas — 0.7%
Other securities		1,267,858

California — 9.0%
California Municipal Finance Authority, 5.000%, 2/01/2022	1,000,000	1,091,370
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,110,200
Rib Floater Trust Various States, 1.710%, 3/1/2042, Call 10/1/2018 (5)(7)	2,000,000	2,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Tender Option Bond Trust Receipts/Certificates:
1.660%, 11/1/2023 (5)(7)	$1,500,000	$1,500,000
1.710%, 8/1/2022 (5)(7)	2,000,000	2,000,000
Other securities		9,310,823

		17,012,393

Colorado — 4.5%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/01/2021	1,000,000	1,077,160
Tender Option Bond Trust Receipts/Certificates, 1.670%, 12/1/2032, Call 12/1/2022 (5)(7)	500,000	500,000
Other securities		6,964,840

		8,542,000

Connecticut — 0.3%
Other securities		648,901

Florida — 6.7%
Escambia County Health Facilities Authority, AGC, 1.650%, 11/15/2029, Call 9/4/2018 (7)	1,700,000	1,700,000
School Board of Miami-Dade County, 1.790%, 8/1/2027, Call 2/1/2019 (5)(7)	1,515,000	1,515,000
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,026,720
Other securities		8,451,597

		12,693,317

Georgia — 5.0%
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,355,000
Main Street Natural Gas, Inc.:
2.145%, 4/1/2048, Call 6/1/2023 (7)	1,000,000	995,490
2.225%, 8/1/2048, Call 9/1/2023 (7)	500,000	498,250
5.000%, 3/15/2019	1,000,000	1,016,040
5.250%, 9/15/2018	100,000	100,092
Tender Option Bond Trust Receipts/Certificates, 1.710%, 4/1/2025 (5)(7)	1,250,000	1,250,000
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.690%, 8/15/2049, Call 2/1/2025 (5)(7)	500,000	500,000
Other securities		3,800,955

		9,515,827

Guam — 0.3%
Other securities		549,540

Idaho — 0.1%
Other securities		228,292

Illinois — 13.6%
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,080,110
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 9/10/2018 (5)(7)(9)	1,000,000	1,000,000

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Finance Authority:
2.807%, 5/1/2036, Call 11/1/2020 (7)	$1,000,000	$1,005,820
4.000%, 10/1/2018	275,000	275,382
5.000%, 1/1/2021	200,000	211,392
5.000%, 11/15/2021	400,000	434,224
5.000%, 1/1/2022	150,000	161,333
5.000%, 7/15/2022	750,000	830,243
5.000%, 11/15/2022	555,000	613,636
5.000%, 12/1/2022	290,000	310,523
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,110,020
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,000,000	1,112,450
Rib Floater Trust Various States, 1.740%, 8/15/2030, Call 10/1/2018 (5)(7)	2,000,000	2,000,000
State of Illinois:
5.000%, 4/1/2020	100,000	103,594
5.000%, 2/1/2021	240,000	250,315
5.000%, 11/1/2022	2,000,000	2,116,580
Tender Option Bond Trust Receipts/Certificates, 1.710%, 6/15/2020 (5)(7)	955,000	955,000
Other securities		12,135,949

		25,706,571

Indiana — 2.6%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.780%, 7/1/2047, Call 9/19/2018 (7)	2,000,000	2,000,000
Other securities		2,897,242

		4,897,242

Iowa — 1.1%
Other securities		1,997,940

Kansas — 0.4%
Other securities		749,581

Kentucky — 1.7%
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020, Call 9/1/2019 (9)	1,200,000	1,203,144
Other securities		1,930,053

		3,133,197

Louisiana — 0.3%
Other securities		596,332

Maine — 0.1%
Other securities		246,057

Maryland — 1.2%
Other securities		2,184,589

Massachusetts — 1.0%
Other securities		1,856,154

Michigan — 3.3%
Tender Option Bond Trust Receipts/Certificates, Q-SBLF:
1.660%, 5/1/2026 (5)(7)	1,000,000	1,000,000
1.660%, 5/1/2026 (5)(7)	2,000,000	2,000,000
Other securities		3,223,343

		6,223,343

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Minnesota — 0.3%
Other securities		$545,530

Mississippi — 1.1%
Mississippi Business Finance Corp., 1.560%, 11/1/2035, Call 9/4/2018 (7)	$1,450,000	1,450,000
Other securities		658,788

		2,108,788

Missouri — 2.5%
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,018,470
Other securities		3,672,982

		4,691,452

Nevada — 0.3%
Other securities		549,170

New Jersey — 3.9%
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	1,500,000	1,500,405
Tender Option Bond Trust Receipts/Certificates, 1.690%, 7/1/2025 (5)(7)	1,000,000	1,000,000
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,096,170
Other securities		3,731,950

		7,328,525

New Mexico — 0.4%
Other securities		666,260

New York — 7.3%
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,021,530
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.860%, 5/1/2047, Call 9/19/2018 (5)(7)	1,500,000	1,500,000
RBC Municipal Products, Inc. Trust, 1.530%, 3/1/2022, Call 9/19/2018 (5)(7)	1,700,000	1,700,000
Triborough Bridge & Tunnel Authority, 2.095%, 1/1/2032 (7)	1,000,000	1,009,600
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,072,060
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,212,265
Other securities		6,176,295

		13,691,750

North Carolina — 0.5%
Other securities		980,296

North Dakota — 0.2%
Other securities		344,280

Ohio — 3.6%
City of Akron, 3.000%, 12/12/2018	1,000,000	1,003,210
FHLMC Multifamily VRD Certificates, 1.860%, 9/15/2033 (7)	1,345,000	1,345,000
Rib Floater Trust Various States, 1.810%, 11/15/2048, Call 10/1/2018 (5)(7)	1,000,000	1,000,000
Other securities		3,455,834

		6,804,044

Description	Principal Amount	Value
Municipals (continued)

Oregon — 0.5%
Other securities		$1,000,000

Pennsylvania — 4.4%
Commonwealth Financing Authority, 5.000%, 6/1/2022	$1,000,000	1,091,660
Other securities		7,192,952

		8,284,612

Rhode Island — 0.1%
Other securities		275,267

South Carolina — 1.1%
Newberry Investing in Children’s Education, 5.000%, 12/01/2019	1,000,000	1,040,760
Other securities		1,000,000

		2,040,760

Tennessee — 1.7%
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2046, Call 9/6/2018 (5)(7)	900,000	900,000
Tennessee Energy Acquisition Corp., 4.000%, 5/1/2048, Call 2/1/2023 (7)	1,000,000	1,059,640
Other securities		1,199,853

		3,159,493

Texas — 7.6%
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,023,150
Rib Floater Trust Various States:
1.740%, 6/1/2032, Call 4/1/2020 (5)(7)	2,000,000	2,000,000
1.740%, 11/1/2042, Call 11/1/2020 (5)(7)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2022	1,000,000	1,093,090
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2021 (5)(7)	1,500,000	1,500,000
Other securities		6,693,416

		14,309,656

Utah — 0.2%
Other securities		400,000

Vermont — 0.1%
Other securities		102,515

Virginia — 0.6%
Henrico County Economic Development Authority, AGM, 3.616%, 8/23/2027, Call 9/19/2018 (7)(8)	1,100,000	1,100,000

Washington — 1.2%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,100,700
Other securities		1,224,494

		2,325,194

West Virginia — 2.4%
West Virginia Commissioner of Highways, 5.000%, 9/1/2018	1,250,000	1,250,000
West Virginia Hospital Finance Authority:
1.840%, 6/1/2033, Call 9/4/2018 (7)	2,000,000	2,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

West Virginia (continued)
5.000%, 1/1/2022 (9)	$520,000	$564,392
5.000%, 1/1/2023 (9)	555,000	612,443

		4,426,835

Wisconsin — 2.3%
Other securities		4,353,919

Total Municipals (identified cost $189,575,417)		189,667,410

Mutual Funds — 0.5%
Other securities (4)		875,303

Total Mutual Funds (identified cost $877,821)		875,303

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
Other securities (4)		121,200

Total Short-Term Investments (identified cost $121,200)		121,200

Total Investments — 101.1% (identified cost $190,574,438)		190,663,913
Other Assets and Liabilities — (1.1)%		(2,139,917)

Total Net Assets — 100.0%		$188,523,996

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 23.5%

Automobiles — 11.0%
American Credit Acceptance Receivables Trust, Class D, (Series 2015-1), 5.450%, 5/12/2022 (5)	$2,500,000	$2,501,877
Americredit Automobile Receivables Trust, Class A3, (Series 2018-2), 3.150%, 3/20/2023	1,500,000	1,502,129
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	271,131	269,350
Drive Auto Receivables Trust, Class C, (Series 2015-DA), 3.380%, 11/15/2021 (5)	2,676,984	2,682,021
Enterprise Fleet Financing LLC, Class A1, (Series 2018-2), 2.550%, 8/20/2019 (5)	2,092,415	2,092,670
Flagship Credit Auto Trust, Class A, (Series 2016-1), 2.770%, 12/15/2020 (5)	290,563	290,650
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-1), 2.060%, 5/20/2020	1,264,000	1,258,808
Class A3, (Series 2017-2), 2.020%, 9/21/2020	1,000,000	992,452
Class A4, (Series 2017-3), 2.120%, 9/20/2021	1,655,000	1,635,508
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	980,957

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Hertz Vehicle Financing II LP, Class A, (Series 2016-3A), 2.270%, 7/25/2020 (5)	$2,500,000	$2,483,794
Mercedes-Benz Auto Lease Trust, Class A3, (Series 2017-A), 1.790%, 4/15/2020	2,400,000	2,390,097
Nissan Auto Receivables Owner Trust, Class A3, (Series 2017-B), 1.750%, 10/15/2021	2,000,000	1,972,937
Santander Drive Auto Receivables Trust:
Class C, (Series 2015-2), 2.440%, 4/15/2021	652,761	652,422
Class D, (Series 2015-2), 3.020%, 4/15/2021	960,000	961,099
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	1,500,000	1,480,617
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	498,142
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	559,409	555,689
World Omni Auto Receivables Trust:
Class A3, (Series 2015-B), 1.490%, 12/15/2020	629,614	627,799
Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	441,472

		26,270,490

Credit Cards — 4.9%
Cabela’s Credit Card Master Note Trust:
Class A, (Series 2014-2), 2.513% (LIBOR 1 Month + 45 basis points), 7/15/2022 (10)	1,000,000	1,002,192
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,010,000	999,267
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,183,554
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,436,905
GE Capital Credit Card Master Note Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,885,483	1,870,291
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	360,909
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,939,004
Class A, (Series 2017-C), 2.310%, 8/15/2024	1,000,000	983,918

		11,776,040

Other Financial — 7.6%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,507,312
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	923,641	917,379

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	$2,000,000	$1,999,146
Dell Equipment Finance Trust, Class A3, (Series 2017-1), 2.140%, 4/22/2022 (5)	1,300,000	1,295,482
Ford Credit Floorplan Master Owner Trust A, Class A1, (Series 2016-3), 1.550%, 7/15/2021	2,000,000	1,980,485
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	483,397	475,687
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,001,111
Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	1,106,856	1,086,102
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 2.913% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5)(10)	3,000,000	3,001,785
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (5)	1,113,647	1,109,360
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	780,000	767,812
Wells Fargo Dealer Floorplan Master Note Trust, Class A, (Series 2015-2), 2.727% (LIBOR 1 Month + 65 basis points), 1/20/2022 (10)	1,000,000	1,006,418
Westgate Resorts LLC:
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (5)	716,276	715,365
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	1,398,632	1,390,907

		18,254,351

Total Asset-Backed Securities (identified cost $56,660,562)		56,300,881

Certificates of Deposit — 1.4%

U.S. Domestic — 1.4%
Bank of Nova Scotia:
2.390% (U.S. Federal Funds Effective Rate (continuous series) + 47 basis points), 12/12/2019 (10)	350,000	349,848
2.552% (LIBOR 3 Month + 22 basis points), 12/23/2019 (10)	750,000	749,399
Mizuho Bank, Ltd., 2.715% (LIBOR 3 Month + 38 basis points), 6/25/2020 (10)	1,000,000	999,275
Sumitomo Mitsui Banking Corp., 2.759% (LIBOR 3 Month + 42 basis points), 7/24/2020 (10)	1,250,000	1,250,000

Total Certificates of Deposit (identified cost $3,348,522)		3,348,522

Collateralized Mortgage Obligations — 7.2%

Federal Home Loan Mortgage Corporation — 1.8%
2.000%, 1/15/2024, (Series 4295)	594,152	582,392

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Federal Home Loan Mortgage Corporation (continued)
3.000%, 2/15/2031, (Series 4013)	$1,177,809	$1,198,581
3.000%, 9/15/2032, (Series 4236)	1,759,718	1,752,785
4.500%, 8/15/2039, (Series 3778)	675,567	701,930

		4,235,688

Federal National Mortgage Association — 1.3%
3.000%, 6/25/2033, (Series 2014-20)	1,810,378	1,789,679
3.000%, 8/25/2040, (Series 2015-15)	1,421,216	1,401,584

		3,191,263

Private Sponsor — 4.1%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.789%, 5/20/2036 (7)	154,038	149,253
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	228,572	241,977
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	162,039	167,985
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	208,441	171,073
FREMF Mortgage Trust:
Class B, (Series 2012-K705), 4.316%, 9/25/2044 (5)(7)	217,211	216,782
Class B, (Series 2012-K709), 3.872%, 4/25/2045 (5)(7)	1,000,000	1,003,076
Class B, (Series 2012-K710), 3.941%, 6/25/2047 (5)(7)	475,000	477,269
Class B, (Series 2013-K712), 3.474%, 5/25/2045 (5)(7)	2,085,000	2,088,449
Class B, (Series 2013-K713), 3.263%, 4/25/2046 (5)(7)	3,025,000	3,022,770
Class C, (Series 2013-K35), 4.075%, 8/25/2023 (5)(7)	500,000	499,648
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5)(7)	1,167,164	1,158,011
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	87,299	83,888
Class 3A1, (Series 2007-A2), 3.585%, 4/25/2037 (7)	14,817	13,569
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.969%, 11/25/2034 (7)	261,535	266,113
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 4.323%, 5/25/2036 (7)	114,679	117,656
Class 2A4, (Series 2006-AR8), 4.198%, 4/25/2036 (7)	34,473	35,149
Class A1, (Series 2006-AR19), 3.827%, 12/25/2036 (7)	235,232	221,357

		9,934,025

Total Collateralized Mortgage Obligations (identified cost $17,692,601)		17,360,976

Commercial Mortgage Securities — 6.1%

Government National Mortgage Association — 1.7%
1.800%, 7/16/2037, (Series 2013-179)	888,974	864,885

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Government National Mortgage Association (continued)
2.100%, 4/16/2050, (Series 2016-92)	$1,400,058	$1,343,731
2.205%, 1/16/2044, (Series 2014-61)	792,479	788,087
2.650%, 2/16/2045, (Series 2015-33)	1,083,558	1,077,159

		4,073,862

Private Sponsor — 4.4%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (5)	485,019	483,179
BANK, Class A1, (Series 2017-BNK9), 2.322%, 11/15/2054	2,167,359	2,128,570
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	822,179	809,588
Great Wolf Trust, Class B, (Series 2017-WOLF), 3.263% (LIBOR 1 Month + 110 basis points), 9/15/2034 (5)(10)	2,000,000	2,003,156
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	721,945	744,655
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	354,767	355,067
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,477,394	1,441,841
RAIT Trust, Class A, (Series 2017-FL7), 3.013% (LIBOR 1 Month + 95 basis points), 6/15/2037 (5)(10)	1,102,263	1,102,968
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,536,939	1,503,484

		10,572,508

Total Commercial Mortgage Securities (identified cost $14,866,601)		14,646,370

Corporate Bonds & Notes — 43.9%

Aerospace/Defense — 0.3%
General Dynamics Corp., 3.000%, 5/11/2021	750,000	748,917

Auto Manufacturers — 6.0%
American Honda Finance Corp.:
2.548% (LIBOR 3 Month + 21 basis points), 2/12/2021 (10)	1,000,000	1,000,496
2.650%, 2/12/2021 (1)	1,000,000	991,576
2.659% (LIBOR 3 Month + 34 basis points), 2/14/2020 (10)	900,000	902,902
3.450%, 7/14/2023	1,555,000	1,567,709
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019	500,000	496,506
2.551%, 10/5/2018	500,000	499,886
2.943%, 1/8/2019	1,500,000	1,499,722
3.606% (LIBOR 3 Month + 127 basis points), 3/28/2022 (1)(10)	1,000,000	999,650
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	977,879
3.450%, 1/14/2022 (1)	750,000	741,881

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers (continued)
3.613% (LIBOR 3 Month + 127 basis points), 10/4/2019 (10)	$1,500,000	$1,513,482
3.889% (LIBOR 3 Month + 155 basis points), 1/14/2022 (10)	750,000	767,924
Toyota Motor Credit Corp.:
2.582% (LIBOR 3 Month + 24 basis points), 7/15/2020 (10)	1,500,000	1,500,945
3.023% (LIBOR 3 Month + 69 basis points), 1/11/2022 (10)	1,000,000	1,012,343

		14,472,901

Banks — 23.2%
Australia & New Zealand Banking Group, Ltd., 3.300%, 5/17/2021	500,000	499,798
Bank of America Corp.:
2.328%, 10/1/2021 (7)	750,000	734,722
3.342% (LIBOR 3 Month + 100 basis points), 4/24/2023 (1)(10)	2,000,000	2,024,926
3.499%, 5/17/2022 (1)(7)	1,000,000	1,002,200
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (1)(7)	1,200,000	1,236,247
Branch Banking & Trust Co., 2.100%, 1/15/2020 (1)	1,200,000	1,186,584
Canadian Imperial Bank of Commerce, 2.700%, 2/2/2021 (1)	750,000	740,600
Capital One Financial Corp.:
2.500%, 5/12/2020	900,000	891,145
3.050%, 3/9/2022 (1)	1,000,000	982,101
Capital One NA, 3.489% (LIBOR 3 Month + 115 basis points), 1/30/2023 (10)	1,000,000	1,010,443
Citigroup, Inc.:
2.350%, 8/2/2021 (1)	520,000	506,354
3.295% (LIBOR 3 Month + 96 basis points), 4/25/2022 (10)	1,500,000	1,522,863
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	1,941,278
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (7)	1,230,000	1,233,480
Goldman Sachs Group, Inc., 2.550%, 10/23/2019	1,500,000	1,494,935
Hanmi Financial Corp., 5.450%, 3/30/2027 (7)	2,000,000	2,021,623
Home BancShares, Inc., 5.625%, 4/15/2027 (7)	1,000,000	1,024,801
Huntington Bancshares, Inc.:
2.300%, 1/14/2022	700,000	674,460
3.150%, 3/14/2021	1,000,000	996,236
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,718,760
KeyCorp, 2.900%, 9/15/2020	1,000,000	994,545
MB Financial Bank NA, 4.000%, 12/1/2027 (7)	2,000,000	1,971,718
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	853,827
3.761%, 7/26/2023	1,000,000	1,007,917
Morgan Stanley:
2.625%, 11/17/2021	750,000	732,476
3.192% (LIBOR 3 Month + 85 basis points), 1/24/2019 (10)	500,000	501,596
3.528% (LIBOR 3 Month + 118 basis points), 1/20/2022 (10)	645,000	655,118
National Australia Bank, Ltd.:
2.500%, 1/12/2021	1,400,000	1,375,430
2.625%, 7/23/2020	1,250,000	1,236,089

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (7)	$1,525,000	$1,540,930
PNC Bank NA, 2.597% (LIBOR 3 Month + 25 basis points), 1/22/2021 (10)	750,000	750,791
PNC Financial Services Group, Inc., 4.375%, 8/11/2020	950,000	973,862
Regions Bank, 2.717% (LIBOR 3 Month + 38 basis points), 4/1/2021 (10)	1,000,000	999,609
Renasant Corp., 5.000%, 9/1/2026 (7)	825,000	829,442
Royal Bank of Canada:
2.125%, 3/2/2020	1,400,000	1,385,105
2.635% (LIBOR 3 Month + 30 basis points), 7/22/2020 (10)	1,000,000	1,003,055
SunTrust Bank:
2.250%, 1/31/2020 (1)	1,000,000	990,153
3.502%, 8/2/2022 (7)	750,000	750,827
3.689%, 8/2/2024 (7)	700,000	700,720
Toronto-Dominion Bank:
2.125%, 4/7/2021 (1)	1,000,000	973,451
2.900%, 8/7/2020 (7)	2,000,000	1,991,039
Towne Bank, 4.500%, 7/30/2027 (7)	2,000,000	2,019,159
U.S. Bank NA:
2.050%, 10/23/2020	1,450,000	1,420,216
2.300% (U.S. Federal Funds Effective Rate (continuous series) + 38 basis points), 1/30/2020 (10)	1,000,000	1,000,324
2.462% (LIBOR 3 Month + 15 basis points), 5/24/2019 (10)	750,000	750,547
United Community Bank, 4.500%, 1/30/2028 (7)	1,000,000	992,202
Wells Fargo & Co., 3.452% (LIBOR 3 Month + 111 basis points), 1/24/2023 (10)	1,000,000	1,017,000
Wells Fargo Bank NA, 1.750%, 5/24/2019	700,000	695,991
Westpac Banking Corp.:
2.500%, 6/28/2022	500,000	483,131
2.675% (LIBOR 3 Month + 34 basis points), 1/25/2021 (10)	750,000	751,659
2.800%, 1/11/2022	1,000,000	980,782

		55,772,267

Biotechnology — 1.0%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,445,873
Gilead Sciences, Inc., 2.495% (LIBOR 3 Month + 17 basis points), 9/20/2018 (1)(10)	1,000,000	1,000,197

		2,446,070

Computers — 0.4%
Dell International LLC, 4.420%, 6/15/2021 (1)(5)	1,000,000	1,017,828

Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (1)	1,300,000	1,261,688
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	751,572

		2,013,260

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services — 1.6%
American Express Credit Corp.:
2.375%, 5/26/2020	$1,000,000	$988,678
2.700%, 3/3/2022 (1)	1,500,000	1,466,206
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,264,492

		3,719,376

Electric — 0.5%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	734,898
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	498,939

		1,233,837

Healthcare-Services — 0.3%
Anthem, Inc., 2.500%, 11/21/2020	600,000	591,374

Insurance — 0.2%
Allstate Corp., 2.764% (LIBOR 3 Month + 43 basis points), 3/29/2021 (10)	500,000	500,798

Machinery-Construction & Mining — 1.3%
Caterpillar Financial Services Corp.:
2.841% (LIBOR 3 Month + 51 basis points), 1/10/2020 (10)	1,000,000	1,005,729
3.450%, 5/15/2023 (1)	2,110,000	2,128,253

		3,133,982

Machinery-Diversified — 0.3%
John Deere Capital Corp., 1.250%, 10/9/2019	775,000	762,118

Media — 1.0%
Discovery Communications LLC, 2.200%, 9/20/2019	2,000,000	1,984,300
Walt Disney Co., 1.950%, 3/4/2020 (1)	500,000	493,701

		2,478,001

Oil & Gas — 1.5%
BP Capital Markets PLC, 2.500%, 11/6/2022	500,000	484,860
Chevron Corp., 1.961%, 3/3/2020	1,000,000	988,320
Exxon Mobil Corp., 2.397%, 3/6/2022	850,000	834,948
Phillips 66, 2.911% (LIBOR 3 Month + 60 basis points), 2/26/2021 (10)	1,200,000	1,201,614

		3,509,742

Pharmaceuticals — 0.8%
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	996,252
Novartis Capital Corp., 1.800%, 2/14/2020 (1)	1,000,000	985,795

		1,982,047

Retail — 1.0%
Walmart, Inc.:
3.125%, 6/23/2021	950,000	955,266
3.400%, 6/26/2023	1,275,000	1,291,768

		2,247,034

Savings & Loans — 0.4%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,000,000	1,045,170

Semiconductors — 0.4%
Intel Corp., 2.450%, 7/29/2020	1,000,000	993,925

Software — 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	989,351

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications — 2.4%
AT&T, Inc.:
2.450%, 6/30/2020 (1)	$500,000	$493,758
2.989% (LIBOR 3 Month + 65 basis points), 1/15/2020 (1)(10)	1,500,000	1,508,832
Cisco Systems, Inc.:
1.400%, 9/20/2019	500,000	493,446
2.125%, 3/1/2019 (1)	1,500,000	1,498,207
Verizon Communications, Inc.:
2.625%, 2/21/2020	500,000	498,724
3.450%, 3/15/2021	500,000	504,368
3.335% (LIBOR 3 Month + 100 basis points), 3/16/2022 (1)(10)	750,000	762,715

		5,760,050

Total Corporate Bonds & Notes (identified cost $105,745,404)		105,418,048

Mutual Funds — 0.4%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (11)	110,732	1,007,665

Total Mutual Funds (identified cost $995,329)		1,007,665

U.S. Government & U.S. Government Agency Obligations — 11.7%

Federal Home Loan Mortgage Corporation — 1.2%
1.750%, 5/30/2019 (1)	$2,000,000	1,990,424
2.375%, 2/16/2021 (1)	1,000,000	992,599

		2,983,023

Federal National Mortgage Association — 1.6%
1.500%, 6/22/2020 (1)	1,000,000	980,629
1.750%, 11/26/2019 (1)	1,750,000	1,733,590
2.500%, 4/13/2021 (1)	1,000,000	994,816

		3,709,035

U.S. Treasury Bonds & Notes — 8.9%
1.000%, 9/30/2019 (1)	1,500,000	1,476,445
1.250%, 1/31/2020 (1)	1,000,000	982,129
1.250%, 3/31/2021 (1)	1,500,000	1,447,412
1.375%, 10/31/2020 (1)	2,000,000	1,947,031
1.500%, 4/15/2020 (1)	2,000,000	1,965,664
1.750%, 9/30/2019 (1)	1,500,000	1,488,252
1.750%, 12/31/2020 (1)	1,000,000	979,707
2.000%, 5/31/2021 (1)	1,500,000	1,473,135
2.000%, 8/31/2021 (1)	1,000,000	980,137
2.125%, 12/31/2021 (1)	2,000,000	1,963,086
2.125%, 12/31/2022 (1)	2,000,000	1,950,352
2.250%, 3/31/2021 (1)	1,200,000	1,187,484
2.625%, 11/15/2020 (1)	1,000,000	999,238
2.625%, 5/15/2021 (1)	2,500,000	2,496,192

		21,336,264

Total U.S. Government & U.S. Government Agency Obligations (identified cost $28,295,610)		28,028,322

U.S. Government Agency-Mortgage Securities — 1.0%

Federal National Mortgage Association — 1.0%
2.567%, 11/1/2020	1,522,795	1,520,102
3.500%, 4/1/2026	93,876	94,976
4.000%, 11/1/2031	399,997	413,491

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 11/1/2033	$111,806	$121,934
5.500%, 2/1/2034	84,086	91,745
5.500%, 8/1/2037	188,531	205,190
9.500%, 1/1/2025	2,082	2,091
10.000%, 7/1/2020	5,630	5,700

		2,455,229

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,963	13,224
9.000%, 12/15/2019	1,192	1,201

		14,425

Total U.S. Government Agency-Mortgage Securities
(identified cost $2,477,313)		2,469,654

Short-Term Investments — 20.7%

Certificates of Deposit — 2.3%
Canadian Imperial Bank of Commerce:
2.520% (LIBOR 3 Month + 18 basis points), 11/5/2018 (10)	1,250,000	1,249,652
2.657% (LIBOR 3 Month + 32 basis points), 7/5/2019 (10)	750,000	750,994
Mizuho Bank, Ltd., 2.835% (LIBOR 3 Month + 50 basis points), 9/24/2018 (10)	1,125,000	1,125,108
Sumitomo Mitsui Banking Corp.:
2.729% (LIBOR 3 Month + 38 basis points), 8/2/2019 (10)	1,000,000	999,349
2.774% (LIBOR 3 Month + 46 basis points), 5/15/2019 (10)	1,300,000	1,299,237

		5,424,340

Collateral Pool Investments for Securities on Loan — 15.8%

Collateral pool allocation (3)		38,006,514

Commercial Paper — 1.2%
Dominion Resources, 2.285%, 9/24/2018 (12)	1,500,000	1,497,844
NextEra Energy Capital Holdings, Inc., 2.212%, 9/14/2018 (12)	1,500,000	1,498,819

		2,996,663

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	3,241,741	3,242,065

Total Short-Term Investments (identified cost $49,668,958)		49,669,582

Total Investments — 115.9% (identified cost $279,750,900)		278,250,020
Other Assets and Liabilities — (15.9)%		(38,170,775)

Total Net Assets — 100.0%		$240,079,245

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Intermediate Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 98.8%

Alabama — 2.6%
Southeast Alabama Gas Supply District, 2.245%, 6/1/2049, Call 3/1/2024 (7)	$7,000,000	$6,968,220
Tender Option Bond Trust Receipts/Certificates:
1.660%, 7/1/2026 (5)(7)	4,590,000	4,590,000
1.710%, 10/5/2020 (5)(7)	3,000,000	3,000,000
Other securities		30,978,064

		45,536,284

Alaska — 0.5%
Other securities		8,877,516

Arizona — 2.4%
State of Arizona, AGM, 5.250%, 10/01/2024, Call 10/1/2019	5,000,000	5,177,950
Other securities		37,046,074

		42,224,024

Arkansas — 1.2%
Other securities		21,590,524

California — 6.9%
Bay Area Toll Authority, 2.810%, 4/1/2036, Call 10/1/2026 (7)	5,000,000	5,199,400
Tender Option Bond Trust Receipts/Certificates:
1.660%, 2/1/2023 (5)(7)	2,410,000	2,410,000
1.660%, 11/1/2023 (5)(7)	6,000,000	6,000,000
1.660%, 8/15/2042, Call 8/15/2020 (5)(7)	5,000,000	5,000,000
1.660%, 10/1/2054 (5)(7)	800,000	800,000
Tender Option Bond Trust Receipts/Certificates, AGM, 1.640%, 11/15/2049, Call 11/15/2024 (5)(7)	5,760,000	5,760,000
Other securities		98,019,187

		123,188,587

Colorado — 2.7%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	5,832,150
Tender Option Bond Trust Receipts/Certificates, 1.670%, 12/1/2032, Call 12/1/2022 (5)(7)	1,685,000	1,685,000
Other securities		40,593,731

		48,110,881

Connecticut — 0.9%
Other securities		16,519,683

Delaware — 0.4%
Other securities		7,635,451

District of Columbia — 0.4%
Other securities		7,022,499

Florida — 6.0%
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,338,013

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
School Board of Miami-Dade County, 1.790%, 8/1/2027, Call 2/1/2019 (5)(7)	$6,305,000	$6,305,000
School Board of Miami-Dade County, FGIC, 1.790%, 5/1/2037, Call 9/1/2018 (5)(7)	6,500,000	6,500,000
Tender Option Bond Trust Receipts/Certificates, 1.660%, 10/1/2042, Call 4/1/2022 (5)(7)	7,500,000	7,500,000
Other securities		80,478,257

		107,121,270

Georgia — 4.4%
Main Street Natural Gas, Inc., 2.145%, 4/1/2048, Call 6/1/2023 (7)	7,000,000	6,968,430
Tender Option Bond Trust Receipts/Certificates, 1.710%, 4/1/2025 (5)(7)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.690%, 8/15/2049, Call 2/1/2025 (5)(7)	2,520,000	2,520,000
Other securities		63,914,106

		77,402,536

Guam — 0.1%
Other securities		2,564,468

Hawaii — 0.1%
Other securities		1,129,190

Idaho — 0.1%
Other securities		1,652,550

Illinois — 14.5%
City of Chicago, 6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,335,100
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 9/10/2018 (5)(7)(9)	5,000,000	5,000,000
Illinois State Toll Highway Authority, 5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,790,703
Rib Floater Trust Various States, 1.740%, 8/15/2030, Call 10/1/2018 (5)(7)	5,000,000	5,000,000
State of Illinois, 5.000%, 11/1/2025	7,000,000	7,462,910
Tender Option Bond Trust Receipts/Certificates:
1.660%, 11/15/2037, Call 11/15/2027 (5)(7)	4,075,000	4,075,000
1.660%, 11/1/2039, Call 5/1/2019 (5)(7)	1,000,000	1,000,000
1.710%, 6/15/2020 (5)(7)	3,705,000	3,705,000
1.740%, 4/1/2046, Call 4/1/2027 (5)(7)	2,500,000	2,500,000
Other securities		209,929,441

		258,798,154

Indiana — 2.1%
Other securities		36,886,384

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Iowa — 0.4%
Other securities		$6,943,076

Kansas — 0.2%
Other securities		3,449,112

Kentucky — 1.0%
Other securities		17,646,661

Louisiana — 2.0%
Parish of St. James, 1.730%, 11/1/2040, Call 9/19/2018 (7)	$6,000,000	6,000,000
Other securities		29,816,331

		35,816,331

Maine — 0.7%
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,025,000	7,140,983
Other securities		5,898,599

		13,039,582

Maryland — 1.0%
Maryland Health & Higher Educational Facilities Authority, 5.000%, 5/15/2042, Call 5/15/2027	4,750,000	5,302,520
Maryland Industrial Development Financing Authority, 1.720%, 3/1/2030, Call 9/19/2018 (7)	5,000,000	5,000,000
Other securities		7,762,139

		18,064,659

Massachusetts — 1.5%
Commonwealth of Massachusetts, 5.250%, 9/1/2043, Call 9/1/2028 (9)	5,000,000	5,903,250
Massachusetts Water Resources Authority, 5.000%, 8/1/2043, Call 8/1/2028	8,600,000	9,984,256
Other securities		11,124,392

		27,011,898

Michigan — 3.4%
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 1.660%, 5/1/2026 (5)(7)	3,000,000	3,000,000
Other securities		58,165,896

		61,165,896

Minnesota — 0.3%
Other securities		4,860,151

Mississippi — 0.8%
Mississippi Business Finance Corp., 1.560%, 11/1/2035, Call 9/4/2018 (7)	6,600,000	6,600,000
Other securities		7,597,383

		14,197,383

Missouri — 1.7%
Other securities		29,951,831

Nebraska — 0.6%
Tender Option Bond Trust Receipts/Certificates, 1.630%, 11/1/2048, Call 11/1/2025 (5)(7)	1,200,000	1,200,000

Description	Principal Amount	Value
Municipals (continued)

Nebraska (continued)
Other securities		$8,946,470

		10,146,470

Nevada — 1.1%
Las Vegas Valley Water District, 5.000%, 6/01/2028, Call 6/1/2022	$5,115,000	5,624,250
Other securities		14,219,135

		19,843,385

New Hampshire — 0.0%
Other securities		738,132

New Jersey — 3.9%
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	5,520,000	5,685,600
New Jersey Transportation Trust Fund Authority:
2.560%, 6/15/2034, Call 6/15/2019 (7)	5,000,000	5,004,100
5.000%, 6/15/2022	500,000	541,205
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,112,110
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,107,770
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,389,950
5.250%, 12/15/2023	240,000	267,655
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,352,550
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,182,880
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,132,345
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	367,928
Tender Option Bond Trust Receipts/Certificates, 1.690%, 7/1/2025 (5)(7)	4,035,000	4,035,000
Other securities		30,767,548

		68,946,641

New Mexico — 0.8%
New Mexico Municipal Energy Acquisition Authority, 2.145%, 11/1/2039, Call 2/1/2019 (7)	10,000,000	10,010,600
Other securities		3,587,031

		13,597,631

New York — 5.8%
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.520%, 8/1/2023, Call 9/19/2018 (7)	4,600,000	4,600,000
1.560%, 11/1/2029, Call 9/19/2018 (7)	5,000,000	5,000,000
1.560%, 5/1/2034, Call 9/19/2018 (7)	6,700,000	6,700,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,380,740

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
5.000%, 11/1/2026, Call 5/1/2025	$1,000,000	$1,161,690
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,323,380
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,552,120
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,545,800
New York State Dormitory Authority, 5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,279,978
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.860%, 5/1/2047, Call 9/19/2018 (5)(7)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 1.530%, 3/1/2022, Call 9/19/2018 (5)(7)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.660%, 11/15/2044, Call 11/15/2021 (5)(7)	6,000,000	6,000,000
Other securities		42,875,615

		103,419,323

North Carolina — 0.7%
Other securities		12,056,948

North Dakota — 1.5%
Other securities		26,427,926

Ohio — 3.9%
Rib Floater Trust Various States, 1.810%, 11/15/2048, Call 10/1/2018 (5)(7)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, 1.660%, 4/1/2026 (5)(7)	2,000,000	2,000,000
Other securities		62,021,265

		69,021,265

Oklahoma — 0.7%
Other securities		12,549,782

Oregon — 0.6%
Other securities		11,522,289

Pennsylvania — 2.8%
Montgomery County Higher Education & Health Authority, 1.820%, 9/1/2050, Call 9/4/2018 (7)	8,000,000	8,000,000
Pennsylvania Turnpike Commission, 2.540%, 12/1/2021, Call 6/1/2021 (7)	5,000,000	5,074,500
Other securities		37,509,190

		50,583,690

Rhode Island — 0.6%
Other securities		9,853,580

South Carolina — 1.6%
Patriots Energy Group Financing Agency, 2.243%, 10/1/2048, Call 11/1/2023 (7)	8,000,000	8,000,000

Description	Principal Amount	Value
Municipals (continued)

South Carolina (continued)
Tender Option Bond Trust Receipts/Certificates, 1.710%, 1/1/2020 (5)(7)	$2,390,000	$2,390,000
Other securities		17,664,705

		28,054,705

South Dakota — 0.8%
Other securities		13,864,329

Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/01/2042, Call 1/1/2027	5,815,000	6,312,880
Tennessee Energy Acquisition Corp., 5.000%, 2/01/2023	5,310,000	5,853,426
Other securities		10,671,899

		22,838,205

Texas — 6.7%
City of Houston Airport System Revenue, 5.000%, 7/1/2038, Call 7/1/2028	5,000,000	5,716,950
Dallas/Fort Worth International Airport, 5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,302,800
Grand Parkway Transportation Corp., 5.000%, 10/1/2043, Call 4/1/2028	5,000,000	5,719,150
Rib Floater Trust Various States:
1.740%, 6/1/2032, Call 4/1/2020 (5)(7)	7,000,000	7,000,000
1.740%, 11/1/2042, Call 11/1/2020 (5)(7)	3,165,000	3,165,000
Tender Option Bond Trust Receipts/Certificates, 1.630%, 8/15/2027, Call 8/15/2022 (5)(7)	300,000	300,000
Other securities		91,156,035

		118,359,935

U.S. Virgin Islands — 0.2%
Other securities		3,507,811

Utah — 0.6%
Other securities		11,484,017

Vermont — 0.1%
Other securities		1,188,645

Virginia — 0.3%
Other securities		6,170,837

Washington — 1.5%
Tender Option Bond Trust Receipts/Certificates:
1.710%, 6/15/2033, Call 6/1/2019 (5)(7)	2,900,000	2,900,000
1.710%, 8/15/2042, Call 8/15/2022 (5)(7)	3,375,000	3,375,000
Other securities		21,279,240

		27,554,240

West Virginia — 0.7%
West Virginia Hospital Finance Authority, 1.840%, 6/1/2033, Call 9/4/2018 (7)	8,000,000	8,000,000
Other securities		4,474,797

		12,474,797

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin — 3.6%
Tender Option Bond Trust Receipts/Certificates, 1.630%, 11/15/2044 (5)(7)	$4,320,000	$4,320,000
Wisconsin Health & Educational Facilities Authority:
4.000%, 2/15/2042, Call 2/15/2027	1,000,000	1,001,400
4.750%, 10/15/2029, Call 10/15/2021	605,000	641,385
5.000%, 6/1/2019	105,000	107,381
5.000%, 7/1/2019	340,000	349,115
5.000%, 7/1/2019	650,000	667,427
5.000%, 8/15/2019	250,000	257,765
5.000%, 8/15/2019	955,000	983,755
5.000%, 8/15/2020	1,060,000	1,123,049
5.000%, 3/1/2021	240,000	249,847
5.000%, 8/15/2021	1,160,000	1,259,714
5.000%, 3/1/2022	205,000	215,705
5.000%, 10/1/2022	750,000	832,282
5.000%, 12/15/2022	500,000	553,610
5.000%, 12/15/2023	500,000	562,480
5.000%, 12/15/2024	500,000	569,075
5.000%, 3/1/2025, Call 3/1/2024	315,000	335,173
5.000%, 6/1/2026, Call 6/1/2020	135,000	142,407
5.000%, 8/15/2027, Call 8/15/2022	500,000	554,610
5.000%, 12/15/2028, Call 12/15/2024	100,000	111,605
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,882,274
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,948,968
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,069,830
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,536,100
5.125%, 4/15/2031, Call 4/15/2023	250,000	283,655
5.250%, 6/1/2034, Call 6/1/2020	300,000	316,941
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,711,027
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,973,241
Other securities		29,763,285

		64,323,106

Wyoming — 0.1%
Other securities		1,074,500

Total Municipals (identified cost $1,722,346,529)		1,758,008,770

Mutual Funds — 0.9%
BMO Ultra Short Tax-Free Fund — Institutional Class (4)	513,162	5,162,410
Other securities		10,363,592

Total Mutual Funds (identified cost $15,779,501)		15,526,002

Description	Value
Short-Term Investments — 0.0%

Mutual Funds — 0.0%
Other securities	$85,922

Total Short-Term Investments (identified cost $85,922)	85,922

Total Investments — 99.7% (identified cost $1,738,211,952)	1,773,620,694
Other Assets and Liabilities — 0.3%	5,738,089

Total Net Assets — 100.0%	$1,779,358,783

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 4.0%

Automobiles — 3.8%
CarMax Auto Owner Trust, Class B, (Series 2018-3), 3.440%, 3/15/2024	$1,000,000	$1,001,929
Honda Auto Receivables Owner Trust, Class A3, (Series 2018-3), 2.950%, 8/22/2022	1,000,000	999,868
Nissan Auto Receivables Owner Trust, Class A4, (Series 2017-A), 2.110%, 5/15/2023	1,250,000	1,227,078

		3,228,875

Federal Home Loan Mortgage Corporation — 0.2%
2.195% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (10)	216,562	215,607

Total Asset-Backed Securities (identified cost $3,441,454)		3,444,482

Collateralized Mortgage Obligations — 10.6%

Federal National Mortgage Association — 0.5%
2.465% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (10)	158,762	159,736
4.000%, 3/25/2041, (Series 2012-21)	259,448	265,302

		425,038

Private Sponsor — 10.1%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	712,216	719,836
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	228,572	241,977
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.558%, 7/25/2037 (7)	417,098	374,371
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	486,117	503,956
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	66,332	55,666
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	125,820	134,335
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.969%, 11/25/2034 (7)	482,526	490,973

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	$685,990	$612,956
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	488,544	474,927
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.935%, 12/25/2034 (7)	540,704	523,708
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	298,156	294,924
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	2,478,199	2,475,363
Class A1, (Series 2006-AR19), 3.827%, 12/25/2036 (7)	621,954	585,266
Class A1, (Series 2007-15), 6.000%, 11/25/2037	514,276	511,506
Class A6, (Series 2007-7), 6.000%, 6/25/2037	316,321	315,763
Class A8, (Series 2007-11), 6.000%, 8/25/2037	375,200	373,617

		8,689,144

Total Collateralized Mortgage Obligations (identified cost $9,087,872)		9,114,182

Commercial Mortgage Securities — 7.0%

Private Sponsor — 7.0%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (7)	1,000,000	1,014,649
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (7)	2,000,000	2,037,499
Morgan Stanley BAML Trust, Class C, (Series 2016-C32), 4.438%, 12/15/2049 (7)	1,000,000	991,053
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5)(7)	2,000,000	1,998,962

Total Commercial Mortgage Securities (identified cost $6,089,138)		6,042,163

Corporate Bonds & Notes — 59.6%

Auto Manufacturers — 1.4%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (5)	1,250,000	1,202,933

Auto Parts & Equipment — 1.1%
Allison Transmission, Inc., 4.750%, 10/1/2027 (1)(5)	1,000,000	942,500

Banks — 1.8%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1)(5)	500,000	502,825
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,017,500

		1,520,325

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 2.2%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	$500,000	$459,375
Mexichem SAB de C.V., 5.500%, 1/15/2048 (5)	1,000,000	922,500
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	499,223

		1,881,098

Commercial Services — 3.5%
Avis Budget Car Rental LLC, 5.125%, 6/1/2022 (1)(5)	750,000	748,125
Hertz Corp., 5.875%, 10/15/2020 (1)	1,000,000	999,690
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	750,000
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	500,000	542,500

		3,040,315

Computers — 0.8%
Seagate HDD Cayman, 4.875%, 6/1/2027	750,000	705,592

Cosmetics/Personal Care — 0.8%
Coty, Inc., 6.500%, 4/15/2026 (5)	750,000	707,344

Diversified Financial Services — 1.4%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	416,000
Jefferies Finance LLC, 7.500%, 4/15/2021 (1)(5)	750,000	776,250

		1,192,250

Electric — 1.5%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	500,240
Vistra Energy Corp., 7.375%, 11/1/2022	750,000	782,813

		1,283,053

Food — 2.2%
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	750,000	716,250
Minerva Luxembourg SA, 6.500%, 9/20/2026 (1)(5)	750,000	671,257
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	500,000	481,250

		1,868,757

Forest Products & Paper — 0.9%
Suzano Austria GmbH, 7.000%, 3/16/2047 (1)(5)	750,000	770,625

Healthcare-Services — 1.5%
Centene Corp., 6.125%, 2/15/2024 (1)	750,000	790,312
HCA, Inc., 5.000%, 3/15/2024 (1)	500,000	512,500

		1,302,812

Home Builders — 1.8%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	1,000,000	857,500
Lennar Corp., 5.000%, 6/15/2027	750,000	728,437

		1,585,937

Internet — 1.1%
Netflix, Inc., 4.875%, 4/15/2028 (1)(5)	1,000,000	948,750

Media — 3.2%
Altice Finco SA, 7.625%, 2/15/2025 (1)(5)	800,000	707,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (1)(5)	$750,000	$750,000
Time Warner Cable LLC, 4.500%, 9/15/2042 (1)	1,000,000	847,368
Viacom, Inc., 4.375%, 3/15/2043	500,000	432,994

		2,737,362

Mining — 3.2%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	504,140
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1)(5)	750,000	766,875
Kinross Gold Corp.:
4.500%, 7/15/2027	825,000	750,750
6.875%, 9/1/2041	750,000	774,375

		2,796,140

Miscellaneous Manufacturing — 1.5%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,262,359

Oil & Gas — 7.3%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	750,000	766,875
Ecopetrol SA, 5.875%, 5/28/2045 (1)	500,000	497,575
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	833,750
5.200%, 3/15/2025 (1)	750,000	630,000
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	750,000	793,125
Petrobras Global Finance BV, 5.999%, 1/27/2028 (5)	575,000	517,356
Petroleos Mexicanos:
5.350%, 2/12/2028 (1)(5)	1,000,000	935,500
5.500%, 6/27/2044 (1)	500,000	414,600
Rowan Cos., Inc., 4.750%, 1/15/2024 (1)	1,000,000	865,000

		6,253,781

Pharmaceuticals — 2.3%
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	1,300,000	960,883
6.000%, 4/15/2024	1,000,000	1,017,170

		1,978,053

Pipelines — 2.2%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	625,000	638,281
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	1,250,000	1,229,475

		1,867,756

Private Equity — 0.9%
Icahn Enterprises LP, 5.875%, 2/1/2022 (1)	750,000	765,593

Real Estate Investment Trusts — 1.7%
GEO Group, Inc., 5.125%, 4/1/2023	1,000,000	970,000
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	494,600

		1,464,600

Retail — 3.2%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1)(5)	750,000	695,625

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
L Brands, Inc.:
6.950%, 3/1/2033 (1)	$1,000,000	$845,000
7.600%, 7/15/2037 (1)	500,000	423,935
New Red Finance, Inc., 4.250%, 5/15/2024 (1)(5)	250,000	239,375
Party City Holdings, Inc., 6.125%, 8/15/2023 (1)(5)	500,000	510,000

		2,713,935

Software — 0.8%
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	711,886

Sovereign — 5.7%
Angolan Government International Bond, 8.250%, 5/9/2028 (5)	500,000	498,623
Argentine Republic Government International Bond, 5.875%, 1/11/2028	500,000	365,125
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	657,796
Ecuador Government International Bond, 7.875%, 1/23/2028 (5)	750,000	645,937
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	750,000	616,920
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	650,624
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (1)(5)	500,000	479,035
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (5)	1,000,000	1,004,540

		4,918,600

Telecommunications — 3.6%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	800,000	791,680
CommScope, Inc., 5.500%, 6/15/2024 (1)(5)	1,000,000	1,016,250
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	500,000	507,345
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	603,277
Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028 (5)	200,000	161,937

		3,080,489

Toys/Games/Hobbies — 0.8%
Mattel, Inc., 2.350%, 8/15/2021	750,000	678,750

Transportation — 0.3%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5)	250,000	253,432

Trucking & Leasing — 0.9%
Fly Leasing, Ltd., 6.375%, 10/15/2021	750,000	777,188

Total Corporate Bonds & Notes (identified cost $53,344,666)		51,212,215

U.S. Government & U.S. Government Agency Obligations — 2.3%

U.S. Treasury Bonds & Notes — 2.3%
0.500%, 1/15/2028 (1)	1,021,530	994,701
0.750%, 7/15/2028	1,003,820	1,003,010

Total U.S. Government & U.S. Government Agency Obligations (identified cost $1,989,740)		1,997,711

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities — 11.0%

Federal Home Loan Mortgage Corporation — 2.5%
3.500%, 4/1/2042	$73,223	$73,413
4.000%, 12/1/2040	347,753	357,414
4.500%, 9/1/2031	328,655	343,492
4.500%, 7/1/2040	25,147	26,414
4.500%, 11/1/2040	740,316	777,601
5.000%, 12/1/2022	69,687	70,675
5.000%, 1/1/2040	209,951	224,575
5.500%, 11/1/2018	743	742
5.500%, 10/1/2021	71,079	72,722
5.500%, 7/1/2035	45,168	49,154
6.000%, 12/1/2036	21,172	23,308
6.000%, 12/1/2037	10,079	10,940
7.500%, 4/1/2024	23,120	25,006
7.500%, 4/1/2027	15,070	16,926
8.000%, 8/1/2030	17,463	20,246
8.500%, 9/1/2024	14,336	15,479
9.000%, 6/1/2019	110	111
9.500%, 2/1/2025	3,402	3,428

		2,111,646

Federal National Mortgage Association — 8.2%
3.000%, 8/1/2032	190,952	189,808
3.500%, 7/1/2032	371,826	377,172
4.000%, 11/1/2031	666,662	689,152
4.000%, 3/1/2041	250,843	257,404
4.500%, 4/1/2041	1,948,193	2,039,459
4.500%, 6/1/2042	821,721	861,247
5.500%, 1/1/2023	91,803	98,513
5.500%, 2/1/2036	134,131	146,193
5.500%, 7/1/2036	283,965	309,881
5.500%, 8/1/2037	503,144	547,604
6.000%, 9/1/2021	103,884	106,042
6.000%, 5/1/2039	505,131	558,595
6.500%, 8/1/2030	304,964	334,440
6.500%, 12/1/2031	16,797	18,772
6.500%, 11/1/2037	42,917	48,177
7.000%, 3/1/2029	38,095	42,844
7.000%, 7/1/2029	121,519	134,419
7.000%, 2/1/2030	78,353	85,413
7.500%, 10/1/2030	11,885	12,802
8.000%, 10/1/2028	117,454	127,392
8.000%, 4/1/2030	31,273	36,571

		7,021,900

Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	239,707	256,240
7.000%, 8/15/2031	32,263	35,919
9.500%, 10/15/2024	2,410	2,416

		294,575

Total U.S. Government Agency-Mortgage Securities
(identified cost $9,406,929)		9,428,121

Short-Term Investments — 31.6%

Collateral Pool Investments for Securities on Loan — 24.9%

Collateral pool allocation (3)		21,425,129

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 6.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	5,786,669	$5,787,248

Total Short-Term Investments (identified cost $27,211,891)		27,212,377

Total Investments — 126.1% (identified cost $110,571,690)		108,451,251
Other Assets and Liabilities — (26.1)%		(22,424,307)

Total Net Assets — 100.0%		$86,026,944

TCH Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 96.3%

Aerospace/Defense — 1.0%
Lockheed Martin Corp., 2.500%, 11/23/2020	$2,500,000	$2,472,221

Agriculture — 2.0%
Bunge, Ltd. Finance Corp., 3.000%, 9/25/2022	2,000,000	1,935,197
Philip Morris International, Inc.:
2.000%, 2/21/2020	2,000,000	1,974,258
2.900%, 11/15/2021 (1)	1,000,000	992,549

		4,902,004

Apparel — 0.8%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	1,999,610

Auto Manufacturers — 3.7%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (1)(5)	2,500,000	2,405,865
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,785,270
Ford Motor Credit Co. LLC, 3.270% (LIBOR 3 Month + 93 basis points), 11/4/2019 (10)	1,500,000	1,508,075
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	970,674
4.350%, 1/17/2027 (1)	500,000	488,818
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (1)	2,000,000	1,997,792

		9,156,494

Banks — 12.2%
Banco Santander SA, 3.893% (LIBOR 3 Month + 156 basis points), 4/11/2022 (10)	2,000,000	2,055,108
Bank of America Corp.:
2.985% (LIBOR 3 Month + 65 basis points), 6/25/2022 (1)(10)	1,000,000	1,003,293
3.824%, 1/20/2028 (7)	2,000,000	1,957,884
Canadian Imperial Bank of Commerce, 2.834% (LIBOR 3 Month + 52 basis points), 9/6/2019 (10)	2,000,000	2,007,258
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,203,243
Citigroup, Inc., 3.751% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1)(10)	2,000,000	2,046,062
Fifth Third Bank, 2.200%, 10/30/2020	2,000,000	1,959,592

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Goldman Sachs Group, Inc.:
3.414% (LIBOR 3 Month + 110 basis points), 11/15/2018 (10)	$1,000,000	$1,002,122
3.445% (LIBOR 3 Month + 111 basis points), 4/26/2022 (10)	1,000,000	1,012,682
4.223%, 5/1/2029 (7)	2,000,000	1,984,255
HSBC Holdings PLC, 3.971% (LIBOR 3 Month + 166 basis points), 5/25/2021 (10)	1,500,000	1,548,807
JPMorgan Chase & Co., 3.172% (LIBOR 3 Month + 84 basis points), 3/22/2019 (10)	2,000,000	2,007,807
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	1,500,000	1,472,166
Morgan Stanley, 3.087% (LIBOR 3 Month + 74 basis points), 7/23/2019 (10)	1,500,000	1,507,769
Royal Bank of Scotland Group PLC, 4.892%, 5/18/2029 (1)(7)	1,500,000	1,504,093
Toronto-Dominion Bank, 3.338% (LIBOR 3 Month + 100 basis points), 4/7/2021 (1)(10)	2,000,000	2,036,173
U.S. Bank NA, 2.662% (LIBOR 3 Month + 32 basis points), 1/24/2020 (10)	1,500,000	1,503,697
Wells Fargo Bank NA, 2.912% (LIBOR 3 Month + 60 basis points), 5/24/2019 (10)	1,000,000	1,004,193
Westpac Banking Corp., 2.882% (LIBOR 3 Month + 56 basis points), 8/19/2019 (10)	1,000,000	1,004,812

		29,821,016

Beverages — 3.1%
Anheuser-Busch InBev Finance, Inc.:
2.650%, 2/1/2021 (1)	1,500,000	1,483,697
3.603% (LIBOR 3 Month + 126 basis points), 2/1/2021 (10)	1,250,000	1,284,433
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023 (1)	2,000,000	1,924,818
Molson Coors Brewing Co.:
2.250%, 3/15/2020	1,500,000	1,480,869
4.200%, 7/15/2046 (1)	1,500,000	1,341,978

		7,515,795

Biotechnology — 0.5%
Amgen, Inc., 2.200%, 5/22/2019	1,300,000	1,296,300

Chemicals — 4.8%
Braskem Netherlands Finance BV:
3.500%, 1/10/2023 (5)	1,000,000	933,760
4.500%, 1/10/2028 (1)(5)	1,000,000	918,750
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,832,500
EI du Pont de Nemours & Co., 2.873% (LIBOR 3 Month + 53 basis points), 5/1/2020 (10)	1,500,000	1,509,952
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	480,975
6.750%, 9/19/2042 (5)	1,500,000	1,593,750
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,434,907
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	1,996,890

		11,701,484

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services — 0.6%
ADT Corp., 4.125%, 6/15/2023 (1)	$500,000	$476,875
Hertz Corp., 5.875%, 10/15/2020 (1)	1,000,000	999,690

		1,476,565

Computers — 2.6%
Apple, Inc., 2.250%, 2/23/2021	2,000,000	1,972,956
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	2,000,000	2,461,166
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	1,000,000	1,032,810
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	1,000,000	905,533

		6,372,465

Diversified Financial Services — 7.3%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025	2,000,000	1,912,599
Ally Financial, Inc., 4.250%, 4/15/2021	1,500,000	1,507,770
American Express Credit Corp., 2.885% (LIBOR 3 Month + 55 basis points), 3/18/2019 (10)	1,500,000	1,504,198
Capital One Bank USA NA, 2.250%, 2/13/2019	1,200,000	1,198,104
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	1,942,757
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,000,000	963,845
GE Capital International Funding Co. Unlimited Co.:
3.373%, 11/15/2025 (1)	1,500,000	1,453,768
4.418%, 11/15/2035 (1)	1,500,000	1,448,524
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	1,700,000	1,744,285
Jefferies Financial Group, Inc., 6.625%, 10/23/2043 (1)	500,000	505,705
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	523,745
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	517,277
Mastercard, Inc., 2.000%, 11/21/2021	1,000,000	971,226
Synchrony Financial, 3.950%, 12/1/2027	1,750,000	1,598,964

		17,792,767

Electric — 1.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	750,360
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	2,000,000	1,982,500

		2,732,860

Engineering & Construction — 0.6%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,490,673

Food — 4.2%
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	2,500,000	2,387,500
Kellogg Co., 3.250%, 5/14/2021	2,000,000	2,001,588
Kraft Heinz Foods Co.:
3.000%, 6/1/2026 (1)	500,000	457,064
4.375%, 6/1/2046	1,500,000	1,318,924
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,106,039

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food (continued)
Mondelez International, Inc., 2.863% (LIBOR 3 Month + 52 basis points), 2/1/2019 (10)	$2,000,000	$2,003,678

		10,274,793

Forest Products & Paper — 0.8%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,855,714

Healthcare-Products — 3.9%
Abbott Laboratories, 4.750%, 11/30/2036 (1)	1,500,000	1,603,747
Becton Dickinson and Co.:
2.675%, 12/15/2019 (1)	1,500,000	1,492,879
4.685%, 12/15/2044	2,000,000	1,988,694
Medtronic, Inc., 3.141% (LIBOR 3 Month + 80 basis points), 3/15/2020 (10)	2,000,000	2,019,486
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,000,000	974,295
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	1,500,000	1,449,110

		9,528,211

Healthcare-Services — 1.2%
HCA, Inc., 5.000%, 3/15/2024 (1)	1,000,000	1,025,000
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	1,935,381

		2,960,381

Home Builders — 0.6%
DR Horton, Inc., 2.550%, 12/1/2020	1,500,000	1,472,353

Insurance — 2.0%
Berkshire Hathaway Finance Corp., 2.583% (LIBOR 3 Month + 25 basis points), 1/11/2019 (10)	1,000,000	1,001,154
Lincoln National Corp., 3.625%, 12/12/2026	2,000,000	1,943,598
Unum Group, 4.000%, 3/15/2024	2,000,000	1,996,195

		4,940,947

Internet — 4.6%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023	2,000,000	1,941,796
Amazon.com, Inc.:
2.500%, 11/29/2022 (1)	2,500,000	2,443,598
2.800%, 8/22/2024	1,500,000	1,457,863
4.050%, 8/22/2047	1,500,000	1,490,004
eBay, Inc.:
3.209% (LIBOR 3 Month + 87 basis points), 1/30/2023 (10)	2,500,000	2,530,841
4.000%, 7/15/2042	1,500,000	1,256,880

		11,120,982

Iron/Steel — 0.9%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (5)	1,000,000	1,008,750
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	1,272,600

		2,281,350

Lodging — 1.2%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,050,868
Wyndham Destinations, Inc., 4.500%, 4/1/2027 (1)	2,000,000	1,920,600

		2,971,468

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 1.4%
Cox Communications, Inc., 4.600%, 8/15/2047 (1)(5)	$1,500,000	$1,408,748
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	990,546
Viacom, Inc., 4.375%, 3/15/2043 (1)	1,050,000	909,288

		3,308,582

Mining — 0.4%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	1,000,000	1,008,280

Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV, 2.675% (LIBOR 3 Month + 34 basis points), 3/16/2020 (5)(10)	1,000,000	1,003,391

Oil & Gas — 3.7%
BP Capital Markets PLC, 3.205% (LIBOR 3 Month + 87 basis points), 9/16/2021 (10)	2,000,000	2,039,114
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	750,000	766,875
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,500,000	1,693,125
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	833,750
5.200%, 3/15/2025 (1)	1,000,000	840,000
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)(5)	2,000,000	1,871,000
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	940,310

		8,984,174

Pharmaceuticals — 11.1%
Allergan Funding SCS:
4.550%, 3/15/2035	500,000	492,548
4.850%, 6/15/2044	1,500,000	1,492,992
AstraZeneca PLC, 3.500%, 8/17/2023 (1)	2,000,000	2,000,954
Bayer US Finance II LLC, 4.875%, 6/25/2048 (5)	1,850,000	1,819,921
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,394,426
CVS Health Corp.:
2.125%, 6/1/2021	2,000,000	1,937,120
3.125%, 3/9/2020	1,000,000	1,000,874
4.300%, 3/25/2028 (1)	2,000,000	1,988,408
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,452,456
Johnson & Johnson, 2.591% (LIBOR 3 Month + 27 basis points), 3/1/2019 (10)	2,000,000	2,003,405
Merck & Co., Inc., 2.350%, 2/10/2022	2,500,000	2,449,041
Novartis Capital Corp., 2.400%, 5/17/2022	1,000,000	974,637
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	1,500,000	1,491,054
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	967,244
2.875%, 9/23/2023 (1)	2,000,000	1,912,091
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,847,851
Zoetis, Inc., 3.250%, 2/1/2023 (1)	1,000,000	988,383

		27,213,405

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 2.8%
Energy Transfer Partners LP, 6.500%, 2/1/2042	$1,500,000	$1,651,720
Enterprise Products Operating LLC, 4.250%, 2/15/2048 (1)	2,000,000	1,893,531
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	309,071
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	3,068,402

		6,922,724

Real Estate Investment Trusts — 2.5%
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,035,410
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	505,425
4.500%, 3/15/2025	1,500,000	1,475,209
Kimco Realty Corp., 3.300%, 2/1/2025	1,250,000	1,194,405
Senior Housing Properties Trust, 3.250%, 5/1/2019	2,000,000	2,000,630

		6,211,079

Retail — 4.1%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	1,000,000	760,659
L Brands, Inc.:
6.950%, 3/1/2033 (1)	600,000	507,000
7.600%, 7/15/2037	500,000	423,935
McDonald’s Corp.:
2.100%, 12/7/2018	750,000	749,407
2.750%, 12/9/2020	1,500,000	1,492,674
Nucor Corp., 4.400%, 5/1/2048	2,000,000	1,992,993
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	2,000,000	1,915,600
Target Corp., 3.625%, 4/15/2046 (1)	2,500,000	2,297,694

		10,139,962

Software — 3.4%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,488,227
Microsoft Corp.:
2.000%, 8/8/2023	1,450,000	1,378,503
2.875%, 2/6/2024	500,000	492,458
Oracle Corp.:
2.400%, 9/15/2023 (1)	1,000,000	959,584
4.000%, 11/15/2047 (1)	1,000,000	966,265
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	1,898,363

		8,183,400

Sovereign — 0.6%
Export-Import Bank of Korea, 3.000%, 11/1/2022	1,500,000	1,467,318

Telecommunications — 3.5%
AT&T, Inc., 4.350%, 6/15/2045	1,000,000	860,710
CenturyLink, Inc., 7.600%, 9/15/2039	550,000	495,000
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	802,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	951,608
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	1,500,000	1,608,750

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	$2,000,000	$1,993,940
Verizon Communications, Inc., 2.625%, 8/15/2026 (1)	2,000,000	1,815,941

		8,527,949

Toys/Games/Hobbies — 0.9%
Mattel, Inc., 2.350%, 8/15/2021	2,500,000	2,262,500

Transportation — 1.0%
FedEx Corp., 4.050%, 2/15/2048 (1)	2,000,000	1,835,220
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)	500,000	549,375

		2,384,595

Trucking & Leasing — 0.8%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (5)	2,000,000	1,988,303

Total Corporate Bonds & Notes (identified cost $237,954,113)		235,742,115

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	534,320

Total Municipals (identified cost $500,000)		534,320

U.S. Government & U.S. Government Agency Obligations — 0.6%

U.S. Treasury Bonds & Notes — 0.6%
2.000%, 8/15/2025 (1)	1,500,000	1,423,535

Total U.S. Government & U.S. Government Agency Obligations (identified cost $1,538,878)		1,423,535

Short-Term Investments — 22.7%

Collateral Pool Investments for Securities on Loan — 20.7%

Collateral pool allocation (3)		50,798,784

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	4,850,399	4,850,884

Total Short-Term Investments (identified cost $55,649,407)		55,649,668

Total Investments — 119.8% (identified cost $295,642,398)		293,349,638
Other Assets and Liabilities — (19.8)%		(48,566,578)

Total Net Assets — 100.0%		$244,783,060

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 2.7%

Automobiles — 2.7%
Honda Auto Receivables Owner Trust, Class A4, (Series 2015-2), 1.470%, 8/23/2021	$3,045,088	$3,043,217
Hyundai Auto Lease Securitization Trust, Class A2, (Series 2018-B), 2.810%, 12/15/2020 (5)	10,000,000	9,999,172
Toyota Auto Receivables Owner Trust, Class A2A, (Series 2017-D), 1.740%, 8/17/2020	14,966,333	14,906,331

Total Asset-Backed Securities (identified cost $28,007,428)		27,948,720

Commercial Mortgage Securities — 4.2%

Private Sponsor — 4.2%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (7)	7,500,000	7,868,618
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	9,873,889
GS Mortgage Securities Trust, Class A4, (Series 2017-GS8), 3.469%, 11/10/2050	10,000,000	9,857,770
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	9,723,022
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	6,902,898

Total Commercial Mortgage Securities (identified cost $45,422,426)		44,226,197

Corporate Bonds & Notes — 45.2%

Agriculture — 0.4%
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027 (1)	4,000,000	3,743,161

Apparel — 0.4%
Ralph Lauren Corp., 2.125%, 9/26/2018	4,000,000	3,999,220

Auto Manufacturers — 3.0%
Daimler Finance North America LLC, 2.967% (LIBOR 3 Month + 63 basis points), 1/6/2020 (5)(10)	10,000,000	10,040,295
Ford Motor Co.:
4.750%, 1/15/2043 (1)	5,000,000	4,159,289
5.291%, 12/8/2046 (1)	1,500,000	1,338,952
Ford Motor Credit Co. LLC, 3.271% (LIBOR 3 Month + 93 basis points), 11/4/2019 (10)	4,000,000	4,021,533
General Motors Financial Co., Inc., 4.000%, 1/15/2025	5,000,000	4,853,369
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,493,950

		30,907,388

Banks — 10.8%
Banco Santander SA, 3.893% (LIBOR 3 Month + 156 basis points), 4/11/2022 (10)	4,000,000	4,110,215
Bank of America Corp., 4.183%, 11/25/2027 (1)	5,000,000	4,897,536

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
BB&T Corp.:
2.625%, 6/29/2020 (1)	$2,500,000	$2,484,657
2.911% (LIBOR 3 Month + 57 basis points), 6/15/2020 (10)	3,000,000	3,021,709
Canadian Imperial Bank of Commerce, 2.834% (LIBOR 3 Month + 52 basis points), 9/6/2019 (10)	5,000,000	5,018,144
Capital One Financial Corp., 3.277% (LIBOR 3 Month + 95 basis points), 3/9/2022 (10)	1,500,000	1,511,389
CIT Group, Inc., 5.375%, 5/15/2020	5,000,000	5,162,500
Citigroup, Inc.:
3.249% (LIBOR 3 Month + 93 basis points), 6/7/2019 (10)	4,500,000	4,527,069
3.391% (LIBOR 3 Month + 107 basis points), 12/8/2021 (10)	1,250,000	1,271,734
3.751% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1)(10)	5,000,000	5,115,156
Goldman Sachs Group, Inc.:
3.414% (LIBOR 3 Month + 110 basis points), 11/15/2018 (10)	5,000,000	5,010,612
3.445% (LIBOR 3 Month + 111 basis points), 4/26/2022 (10)	5,000,000	5,063,411
3.507% (LIBOR 3 Month + 116 basis points), 4/23/2020 (10)	8,000,000	8,106,174
4.223%, 5/1/2029 (7)	5,000,000	4,960,637
HSBC Holdings PLC, 3.971% (LIBOR 3 Month + 166 basis points), 5/25/2021 (10)	5,000,000	5,162,691
JPMorgan Chase & Co.:
3.172% (LIBOR 3 Month + 84 basis points), 3/22/2019 (10)	3,500,000	3,513,663
3.419% (LIBOR 3 Month + 110 basis points), 6/7/2021 (10)	5,000,000	5,100,897
3.544% (LIBOR 3 Month + 121 basis points), 10/29/2020 (10)	4,000,000	4,082,534
3.625%, 12/1/2027 (1)	5,000,000	4,771,272
Lloyds Banking Group PLC, 2.907%, 11/7/2023 (1)(7)	10,000,000	9,568,648
Morgan Stanley, 3.950%, 4/23/2027	5,000,000	4,829,148
Toronto-Dominion Bank, 3.338% (LIBOR 3 Month + 100 basis points), 4/7/2021 (10)	4,500,000	4,581,389
U.S. Bank NA, 2.662% (LIBOR 3 Month + 32 basis points), 1/24/2020 (10)	4,000,000	4,009,858
Wells Fargo Bank NA, 2.912% (LIBOR 3 Month + 60 basis points), 5/24/2019 (10)	3,000,000	3,012,580
Westpac Banking Corp., 2.882% (LIBOR 3 Month + 56 basis points), 8/19/2019 (10)	4,000,000	4,019,247

		112,912,870

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.603% (LIBOR 3 Month + 126 basis points), 2/1/2021 (1)(10)	3,000,000	3,082,639

Biotechnology — 0.5%
Celgene Corp., 4.550%, 2/20/2048 (1)	5,000,000	4,749,533

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 0.9%
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5)	$4,400,000	$4,675,000
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	5,241,837

		9,916,837

Commercial Services — 0.5%
Hertz Corp., 5.875%, 10/15/2020 (1)	5,500,000	5,498,295

Computers — 2.2%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,479,717
Dell International LLC:
4.420%, 6/15/2021 (1)(5)	7,000,000	7,124,795
8.350%, 7/15/2046 (1)(5)	5,500,000	6,768,207
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,065,620
Seagate HDD Cayman:
4.875%, 6/1/2027	2,000,000	1,881,578
5.750%, 12/1/2034 (1)	3,500,000	3,169,366

		22,489,283

Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC:
3.500%, 1/15/2025 (1)	5,750,000	5,498,724
4.450%, 10/1/2025	1,250,000	1,252,972
Ally Financial, Inc., 4.250%, 4/15/2021	5,000,000	5,025,900
American Express Credit Corp., 3.120% (LIBOR 3 Month + 78 basis points), 11/5/2018 (10)	5,000,000	5,003,323
Discover Financial Services, 4.100%, 2/9/2027	5,000,000	4,856,894
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	5,500,000	5,311,257
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	505,705
Jefferies Group LLC:
4.150%, 1/23/2030	5,000,000	4,569,744
6.500%, 1/20/2043	1,000,000	1,047,489
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,017,379
Synchrony Financial, 3.950%, 12/1/2027 (1)	6,500,000	5,939,009

		41,028,396

Electric — 1.0%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	4,000,000	3,965,000
Sempra Energy, 2.839% (LIBOR 3 Month + 50 basis points), 1/15/2021 (1)(10)	7,000,000	7,005,963

		10,970,963

Food — 2.0%
Albertsons Cos. LLC, 5.750%, 3/15/2025	5,000,000	4,550,000
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	5,750,000	5,491,250
Kraft Heinz Foods Co., 4.375%, 6/1/2046	7,200,000	6,330,834
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,680,087

		21,052,171

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Forest Products & Paper — 0.6%
International Paper Co., 4.400%, 8/15/2047	$7,000,000	$6,482,262

Healthcare-Products — 1.7%
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1)(5)	6,500,000	5,825,625
Medtronic, Inc., 3.141% (LIBOR 3 Month + 80 basis points), 3/15/2020 (10)	7,000,000	7,068,202
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	5,000,000	4,830,367

		17,724,194

Healthcare-Services — 1.4%
Anthem, Inc., 2.500%, 11/21/2020	10,000,000	9,856,225
HCA, Inc., 5.000%, 3/15/2024 (1)	4,750,000	4,868,750

		14,724,975

Home Builders — 0.3%
DR Horton, Inc., 2.550%, 12/1/2020	3,500,000	3,435,489

Insurance — 0.4%
Lincoln National Corp., 3.625%, 12/12/2026 (1)	4,500,000	4,373,094

Internet — 1.0%
eBay, Inc.:
3.209% (LIBOR 3 Month + 87 basis points), 1/30/2023 (10)	7,500,000	7,592,522
4.000%, 7/15/2042 (1)	4,000,000	3,351,679

		10,944,201

Iron/Steel — 0.2%
Vale Overseas, Ltd., 8.250%, 1/17/2034 (1)	1,500,000	1,908,900

Lodging — 0.3%
Wyndham Destinations Inc., 4.150%, 4/1/2024 (1)	3,000,000	2,979,000

Media — 0.9%
Charter Communications Operating LLC:
4.464%, 7/23/2022 (1)	1,000,000	1,021,251
5.375%, 5/1/2047	5,000,000	4,726,881
Viacom, Inc., 4.375%, 3/15/2043 (1)	4,000,000	3,463,953

		9,212,085

Mining — 0.5%
Glencore Funding LLC:
4.000%, 3/27/2027 (1)(5)	5,000,000	4,705,806
4.625%, 4/29/2024 (5)	1,000,000	1,008,280

		5,714,086

Oil & Gas — 2.0%
BP Capital Markets PLC, 3.205% (LIBOR 3 Month + 87 basis points), 9/16/2021 (10)	7,000,000	7,136,899
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,780,000
5.750%, 10/1/2044 (1)	2,168,000	1,585,350
Petroleos Mexicanos:
5.350%, 2/12/2028 (1)(5)	5,000,000	4,677,500
5.625%, 1/23/2046 (1)	1,500,000	1,239,600
Phillips 66, 2.989% (LIBOR 3 Month + 65 basis points), 4/15/2019 (5)(10)	2,000,000	2,000,985

		20,420,334

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals — 2.2%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (1)(5)	$1,500,000	$1,421,445
Bayer US Finance II LLC, 4.250%, 12/15/2025 (5)	5,000,000	5,018,842
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,394,426
CVS Health Corp., 2.250%, 12/5/2018	1,500,000	1,498,925
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023 (1)	7,000,000	6,692,317
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,695,703
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,470,958

		23,192,616

Pipelines — 0.9%
Energy Transfer Partners LP:
5.150%, 3/15/2045 (1)	4,000,000	3,809,524
6.500%, 2/1/2042 (1)	1,000,000	1,101,146
Kinder Morgan Energy Partners LP, 5.000%, 3/1/2043	5,000,000	4,885,580

		9,796,250

Real Estate Investment Trusts — 1.9%
Crown Castle International Corp., 3.650%, 9/1/2027	5,000,000	4,742,536
EPR Properties:
4.500%, 6/1/2027 (1)	1,000,000	966,621
5.250%, 7/15/2023	5,000,000	5,177,049
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,010,850
4.500%, 3/15/2025	2,500,000	2,458,681
Kimco Realty Corp., 4.450%, 9/1/2047 (1)	3,000,000	2,838,356
Welltower, Inc., 4.500%, 1/15/2024	2,500,000	2,563,831

		19,757,924

Retail — 2.5%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	4,900,000	3,727,231
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,112,500
7.600%, 7/15/2037	1,500,000	1,271,805
McDonald’s Corp., 2.100%, 12/7/2018	2,000,000	1,998,418
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	5,000,000	4,789,001
Tapestry, Inc., 4.125%, 7/15/2027	5,500,000	5,280,800
Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	7,000,000	6,779,656

		25,959,411

Software — 0.7%
CA, Inc., 4.700%, 3/15/2027	4,000,000	3,981,162
Oracle Corp., 2.400%, 9/15/2023 (1)	4,000,000	3,838,337

		7,819,499

Telecommunications — 1.8%
AT&T, Inc.:
4.350%, 6/15/2045	2,500,000	2,151,775
5.150%, 3/15/2042 (1)	4,000,000	3,890,555
CenturyLink, Inc., 7.600%, 9/15/2039	4,000,000	3,600,000

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Motorola Solutions, Inc., 5.500%, 9/1/2044	$3,000,000	$2,854,825
Telecom Italia SpA, 5.303%, 5/30/2024 (1)(5)	6,000,000	6,007,500

		18,504,655

Total Corporate Bonds & Notes (identified cost $474,843,993)		473,299,731

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	320,592

Total Municipals (identified cost $300,000)		320,592

U.S. Government & U.S. Government Agency Obligations — 24.4%

U.S. Treasury Bonds & Notes — 24.4%
0.375%, 7/15/2023 (1)	16,241,250	16,038,105
1.875%, 7/31/2022 (1)	17,500,000	16,949,023
2.000%, 7/31/2020 (1)	15,000,000	14,828,613
2.000%, 9/30/2020 (1)	5,000,000	4,936,523
2.000%, 11/30/2020 (1)	20,000,000	19,717,188
2.000%, 11/15/2021 (1)	10,000,000	9,785,938
2.000%, 7/31/2022 (1)	50,000,000	48,662,109
2.000%, 2/15/2023 (1)	15,000,000	14,543,262
2.000%, 2/15/2025 (1)	5,000,000	4,765,137
2.000%, 8/15/2025 (1)	5,000,000	4,745,117
2.125%, 8/15/2021 (1)	12,500,000	12,300,049
2.250%, 2/29/2020 (1)	12,000,000	11,943,984
2.500%, 5/15/2024 (1)	5,000,000	4,929,004
2.625%, 2/28/2023 (1)	31,000,000	30,866,191
2.750%, 6/30/2025 (1)	20,000,000	19,934,766
3.000%, 2/15/2048 (1)	20,000,000	19,966,016

Total U.S. Government & U.S. Government Agency Obligations (identified cost $256,680,814)		254,911,025

U.S. Government Agency-Mortgage Securities — 19.0%

Federal Home Loan Mortgage Corporation — 9.4%
3.000%, 11/1/2042	1,153,343	1,126,209
3.000%, 4/1/2043	1,377,722	1,345,492
3.000%, 4/1/2043	2,127,793	2,077,976
3.000%, 4/1/2043	4,688,403	4,578,878
3.000%, 5/1/2043	2,393,488	2,336,453
3.000%, 7/1/2043	9,399,445	9,176,004
3.000%, 9/1/2043	9,536,270	9,310,272
3.000%, 4/1/2045	8,490,167	8,257,635
3.000%, 5/1/2045	4,677,398	4,547,998
3.000%, 9/1/2045	14,836,462	14,410,091
3.500%, 12/1/2040	750,162	752,098
3.500%, 12/1/2041	769,008	771,001
3.500%, 3/1/2042	259,658	260,331
3.500%, 12/1/2042	640,474	642,133
3.500%, 11/1/2043	6,298,165	6,314,452
3.500%, 1/1/2044	6,471,935	6,488,684
3.500%, 2/1/2044	6,801,530	6,819,081
3.500%, 11/1/2044	4,862,239	4,858,770
4.000%, 4/1/2026	333,864	342,970
4.000%, 12/1/2039	514,420	528,673
4.000%, 12/1/2040	229,551	235,929
4.000%, 12/1/2040	2,875,327	2,955,171
4.000%, 3/1/2041	230,838	237,247
4.000%, 4/1/2041	5,642,567	5,799,267

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
4.000%, 8/1/2041	$148,900	$153,060
4.000%, 11/1/2041	594,220	610,818
4.500%, 9/1/2031	258,229	269,886
4.500%, 3/1/2039	112,489	117,651
4.500%, 5/1/2039	426,079	445,435
4.500%, 2/1/2040	114,629	120,411
4.500%, 11/1/2040	444,189	466,561
4.500%, 2/1/2041	897,861	943,159
5.000%, 12/1/2035	56,413	60,077
5.000%, 1/1/2038	31,350	33,445
5.000%, 3/1/2038	97,353	103,970
5.000%, 3/1/2038	31,597	33,747
5.000%, 2/1/2039	161,073	170,310
5.000%, 1/1/2040	150,617	161,108
6.000%, 6/1/2037	60,260	65,921
6.000%, 1/1/2038	69,097	75,648

		98,004,022

Federal National Mortgage Association — 9.4%
3.000%, 3/1/2043	2,726,860	2,662,210
3.000%, 7/1/2043	6,237,093	6,089,205
3.000%, 7/1/2043	12,363,039	12,075,504
3.000%, 9/1/2044	8,089,040	7,891,583
3.000%, 1/1/2045	8,655,445	8,433,881
3.000%, 2/1/2045	12,310,345	11,973,425
3.000%, 6/1/2045	6,979,384	6,784,403
3.000%, 3/1/2046	14,252,282	13,816,206
3.000%, 7/1/2046	16,794,330	16,275,248
3.500%, 7/1/2032	371,826	377,172
3.500%, 5/1/2042	1,091,711	1,097,668
3.500%, 10/1/2042	765,822	767,865
3.500%, 10/1/2042	817,047	819,238
3.500%, 10/1/2042	1,026,491	1,029,402
3.500%, 11/1/2042	489,901	491,821
3.500%, 12/1/2042	949,211	951,755
4.000%, 11/1/2040	304,454	312,381
4.000%, 1/1/2041	421,032	431,961
4.000%, 2/1/2041	2,211,629	2,270,673
4.000%, 2/1/2041	408,700	419,382
4.000%, 3/1/2041	173,397	177,932
4.000%, 11/1/2041	370,520	380,440
4.500%, 6/1/2039	640,246	671,215
4.500%, 8/1/2041	418,805	438,831
5.000%, 7/1/2022	148,678	152,858
5.000%, 3/1/2035	227,770	243,650
5.000%, 5/1/2042	589,225	631,716
5.500%, 2/1/2034	38,510	42,018
5.500%, 7/1/2036	204,577	223,247
5.500%, 8/1/2037	384,757	418,756
5.500%, 6/1/2038	52,522	56,933
6.000%, 12/1/2038	15,582	16,914
6.000%, 5/1/2039	161,326	178,401
6.500%, 10/1/2037	40,301	45,394
6.500%, 11/1/2037	21,458	24,089

		98,673,377

Government National Mortgage Association — 0.2%
4.000%, 10/15/2040	410,151	422,347
4.000%, 12/15/2040	470,044	483,972
4.000%, 4/15/2041	481,535	495,842
5.500%, 8/20/2038	74,141	77,219
5.500%, 2/15/2039	45,209	48,811
6.000%, 12/15/2038	56,421	61,187

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association (continued)
6.000%, 1/15/2039	$26,215	$28,420

		1,617,798

Total U.S. Government Agency-Mortgage Securities
(identified cost $203,086,071)		198,295,197

Short-Term Investments — 38.7%

Collateral Pool Investments for Securities on Loan — 34.8%

Collateral pool allocation (3)		363,577,000

Mutual Funds — 3.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	40,858,025	40,862,111

Total Short-Term Investments (identified cost $404,434,259)		404,439,111

Total Investments — 134.2% (identified cost $1,412,774,991)		1,403,440,573
Other Assets and Liabilities — (34.2)%		(357,589,221)

Total Net Assets — 100.0%		$1,045,851,352

High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 91.9%

Aerospace/Defense — 1.0%
TransDigm, Inc., 6.500%, 7/15/2024 (1)	$115,000	$117,156

Agriculture — 0.3%
Vector Group, Ltd., 6.125%, 2/1/2025 (5)	38,000	36,575

Auto Parts & Equipment — 4.5%
Allison Transmission, Inc., 4.750%, 10/1/2027 (1)(5)	100,000	94,250
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (1)	82,000	84,152
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026 (1)	150,000	141,375
Meritor, Inc., 6.250%, 2/15/2024	75,000	76,586
Tenneco, Inc., 5.000%, 7/15/2026	125,000	111,250

		507,613

Banks — 0.9%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	105,318

Building Materials — 2.2%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (5)	150,000	146,250
U.S. Concrete, Inc., 6.375%, 6/1/2024 (1)	100,000	101,375

		247,625

Chemicals — 1.9%
Braskem Netherlands Finance BV, 3.500%, 1/10/2023 (5)	50,000	46,688
CF Industries, Inc., 5.150%, 3/15/2034	75,000	70,969
Trinseo Materials Operating SCA, 5.375%, 9/1/2025 (5)	50,000	49,187
Valvoline, Inc., 4.375%, 8/15/2025	50,000	47,813

		214,657

Commercial Services — 2.7%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	75,000	70,594

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services (continued)
Hertz Corp., 5.875%, 10/15/2020	$100,000	$99,969
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (5)	80,000	85,904
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	50,000	54,250

		310,717

Computers — 2.8%
Dell, Inc., 6.500%, 4/15/2038	125,000	121,875
GCI LLC, 6.750%, 6/1/2021	79,000	80,063
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	23,995
4.875%, 6/1/2027 (1)	50,000	47,040
Western Digital Corp., 4.750%, 2/15/2026	50,000	49,115

		322,088

Cosmetics/Personal Care — 1.4%
Coty, Inc., 6.500%, 4/15/2026 (1)(5)	100,000	94,312
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	58,500

		152,812

Electric — 3.6%
AES Corp., 4.000%, 3/15/2021	50,000	50,260
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	102,000
NextEra Energy Operating Partners LP, 4.250%, 9/15/2024 (1)(5)	100,000	97,750
NRG Energy, Inc., 5.750%, 1/15/2028 (1)(5)	100,000	101,250
Vistra Energy Corp., 7.375%, 11/1/2022	50,000	52,187

		403,447

Entertainment — 1.2%
Cinemark USA, Inc., 4.875%, 6/1/2023	60,000	59,550
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	71,438

		130,988

Food — 2.8%
Albertsons Cos. LLC, 5.750%, 3/15/2025	75,000	68,250
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	85,000	81,175
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	67,126
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	100,000	96,250

		312,801

Forest Products & Paper — 1.1%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	128,438

Healthcare-Products — 1.4%
Hologic, Inc., 4.625%, 2/1/2028 (5)	100,000	94,250
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	75,000	67,219

		161,469

Healthcare-Services — 9.1%
Acadia Healthcare Co., Inc., 6.500%, 3/1/2024	50,000	52,063
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	100,000	95,875
Centene Corp., 6.125%, 2/15/2024	75,000	79,031

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
Encompass Health Corp., 5.750%, 11/1/2024	$75,000	$76,219
Envision Healthcare Corp., 5.625%, 7/15/2022 (1)	150,000	154,500
HCA, Inc.:
5.375%, 9/1/2026	50,000	50,375
5.875%, 5/1/2023 (1)	90,000	94,725
LifePoint Health, Inc., 5.375%, 5/1/2024 (1)	159,000	165,757
Select Medical Corp., 6.375%, 6/1/2021 (1)	150,000	152,062
Tenet Healthcare Corp., 8.125%, 4/1/2022 (1)	75,000	79,500
WellCare Health Plans, Inc., 5.375%, 8/15/2026 (5)	25,000	25,813

		1,025,920

Home Builders — 3.0%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	125,000	107,188
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	51,061
William Lyon Homes, Inc., 5.875%, 1/31/2025 (1)	188,000	178,835

		337,084

Home Furnishings — 1.3%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	150,000	150,750

Insurance — 0.7%
CNO Financial Group, Inc., 5.250%, 5/30/2025 (1)	75,000	76,500

Internet — 1.3%
Netflix, Inc., 4.875%, 4/15/2028 (1)(5)	150,000	142,312

Iron/Steel — 0.5%
United States Steel Corp., 6.875%, 8/15/2025	50,000	51,000

Lodging — 2.8%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	50,625
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026 (1)(5)	50,000	50,312
MGM Resorts International, 4.625%, 9/1/2026	175,000	165,812
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	46,813

		313,562

Media — 5.9%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	176,750
Altice France SA, 7.375%, 5/1/2026 (5)	100,000	98,625
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	100,000	98,625
CCO Holdings LLC, 5.500%, 5/1/2026 (1)(5)	200,000	198,000
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (1)(5)	100,000	100,000

		672,000

Mining — 4.2%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	25,875
Freeport-McMoRan, Inc., 3.550%, 3/1/2022 (1)	150,000	145,125
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (5)	75,000	76,687

(See Notes which are an integral part of the Financial Statements)

BMO Funds

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining (continued)
Kaiser Aluminum Corp., 5.875%, 5/15/2024	$100,000	$102,750
Kinross Gold Corp.:
4.500%, 7/15/2027	75,000	68,250
6.875%, 9/1/2041	50,000	51,625

		470,312

Miscellaneous Manufacturing — 0.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	50,000	48,552

Oil & Gas — 9.1%
Chesapeake Energy Corp., 8.000%, 1/15/2025	75,000	76,781
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	75,000	76,687
Ensco PLC:
4.500%, 10/1/2024	100,000	83,375
7.750%, 2/1/2026 (1)	100,000	95,875
Gulfport Energy Corp., 6.000%, 10/15/2024	100,000	99,250
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	73,688
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	71,000	72,420
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	100,000	105,750
QEP Resources, Inc., 5.250%, 5/1/2023 (1)	150,000	147,000
Rowan Cos., Inc., 7.375%, 6/15/2025	50,000	48,250
Southwestern Energy Co., 7.500%, 4/1/2026	50,000	52,625
Whiting Petroleum Corp., 5.750%, 3/15/2021 (1)	100,000	102,750

		1,034,451

Oil & Gas Services — 0.9%
SESI LLC, 7.750%, 9/15/2024	100,000	103,750

Pharmaceuticals — 3.2%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	125,000	118,454
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	125,000	126,919
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 7/21/2023 (1)	100,000	88,632
6.000%, 4/15/2024	25,000	25,429

		359,434

Pipelines — 3.1%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (1)	100,000	101,250
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	50,000	51,062
Genesis Energy LP, 6.750%, 8/1/2022 (1)	150,000	153,750
Targa Resources Partners LP, 5.000%, 1/15/2028 (5)	50,000	48,688

		354,750

Real Estate Investment Trusts — 1.9%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (1)(5)	100,000	97,125

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts (continued)
SBA Communications Corp., 4.875%, 9/1/2024 (1)	$50,000	$49,460
Starwood Property Trust, Inc., 3.625%, 2/1/2021 (5)	75,000	73,312

		219,897

Retail — 3.3%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024 (1)	100,000	100,750
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1)(5)	100,000	92,750
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	50,000	48,750
KFC Holding Co., 5.000%, 6/1/2024 (5)	50,000	50,000
Party City Holdings, Inc., 6.125%, 8/15/2023 (5)	75,000	76,500

		368,750

Semiconductors — 0.9%
Amkor Technology, Inc., 6.375%, 10/1/2022 (1)	100,000	102,000

Software — 1.7%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024 (1)	74,000	77,700
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (5)	122,000	120,399

		198,099

Telecommunications — 8.8%
CenturyLink, Inc., 5.800%, 3/15/2022 (1)	50,000	51,360
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (1)(5)	150,000	132,750
CommScope, Inc., 5.500%, 6/15/2024 (1)(5)	158,000	160,567
Inmarsat Finance PLC, 4.875%, 5/15/2022 (1)(5)	150,000	151,125
Qwest Corp., 6.875%, 9/15/2033	100,000	98,563
Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	76,102
Sprint Corp.:
7.125%, 6/15/2024 (1)	110,000	114,400
7.625%, 3/1/2026	50,000	52,633
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	24,745
Telesat Canada, 8.875%, 11/15/2024 (5)	82,000	88,048
T-Mobile USA, Inc., 4.500%, 2/1/2026 (1)	50,000	47,750

		998,043

Toys/Games/Hobbies — 0.4%
Mattel, Inc., 2.350%, 8/15/2021	50,000	45,250

Transportation — 1.6%
XPO Logistics, Inc., 6.500%, 6/15/2022 (1)(5)	175,000	181,426

Total Corporate Bonds & Notes (identified cost $10,478,900)		10,405,546

Short-Term Investments — 50.7%

Collateral Pool Investments for Securities on Loan — 43.5%

Collateral pool allocation (3)		4,935,287

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

High Yield Bond Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 7.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (4)	813,916	$813,997

Total Short-Term Investments (identified cost $5,749,205)		5,749,284

Total Investments — 142.6% (identified cost $16,228,105)		16,154,830
Other Assets and Liabilities — (42.6)%		(4,829,222)

Total Net Assets — 100.0%		$11,325,608

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 6.5%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.840%	70,000,000	$70,000,000
Invesco Government & Agency Portfolio — Institutional Class, 1.855%	150,000,000	150,000,000

Total Mutual Funds		220,000,000

Repurchase Agreements — 38.5%
Agreement with Fixed Income Clearing Corp., 1.000%, dated 8/31/2018, to be repurchased at $13,480,966 on 9/4/2018, collateralized by U.S. Government Treasury Obligations with various maturities to 4/15/2019, with a fair value of $13,752,237	$13,479,468	13,479,468
Agreement with Fixed Income Clearing Corp., 1.960%, dated 8/31/2018, to be repurchased at $540,117,600 on 9/4/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2043, with a fair value of $550,801,296	540,000,000	540,000,000
Agreement with Goldman Sachs Group, Inc., 1.930%, dated 8/30/2018, to be repurchased at $250,093,819 on 9/6/2018, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2056, with a fair value of $255,000,000	250,000,000	250,000,000
Agreement with Goldman Sachs Group, Inc., 1.960%, dated 8/31/2018, to be repurchased at $325,070,778 on 9/4/2018, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2048, with a fair value of $331,500,000	325,000,000	325,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.970%, dated 8/31/2018, to be repurchased at $25,005,472 on 9/4/2018, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2048, with a fair value of $25,500,001	$25,000,000	$25,000,000
Agreement with Toronto Dominion Bank, 1.960%, dated 8/31/2018, to be repurchased at $150,032,667 on 9/4/2018, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2048, with a fair value of $153,033,320	150,000,000	150,000,000

Total Repurchase Agreements		1,303,479,468

U.S. Government & U.S. Government Agency Obligations — 55.1%

Federal Farm Credit Bank — 16.4%
1.895% (FCPR DLY - 311 basis points) 4/10/2019 (10)	14,000,000	13,999,567
1.895% (U.S. Federal Funds Effective Rate (continuous series) - 3 basis points) 4/25/2019 (10)	18,000,000	17,999,407
1.920% (FCPR DLY - 308 basis points) 6/27/2019 (10)	25,000,000	24,999,789
1.920% (FCPR DLY - 308 basis points) 9/13/2019 (10)	12,000,000	11,999,793
1.920% (FCPR DLY - 308 basis points) 10/10/2019 (10)	15,000,000	14,998,566
1.920% (U.S. Federal Funds Effective Rate (continuous series) + 0 basis points) 4/15/2019 (10)	16,000,000	15,998,990
1.925% (FCPR DLY - 308 basis points) 9/25/2019 (10)	11,900,000	11,900,119
1.930% (FCPR DLY - 307 basis points) 11/4/2019 (10)	23,000,000	22,998,160
1.930% (FCPR DLY - 307 basis points) 12/18/2019 (10)	10,000,000	9,999,676
1.930% (U.S. Federal Funds Effective Rate (continuous series) + 1 basis points) 4/24/2019 (10)	15,000,000	14,999,031
1.935% (FCPR DLY - 307 basis points) 12/26/2019 (10)	15,000,000	14,999,010
1.940% (FCPR DLY - 306 basis points) 4/25/2019 (10)	14,000,000	14,000,116
1.950% (FCPR DLY - 305 basis points) 1/9/2020 (10)	15,000,000	14,998,987
1.975% (LIBOR 1 Month - 10 basis points) 8/30/2019 (10)	15,000,000	14,999,912
1.990% (LIBOR 1 Month - 9 basis points) 5/30/2019 (10)	12,000,000	11,996,848
1.991% (LIBOR 1 Month - 8 basis points) 11/9/2018 (10)	10,000,000	9,999,907
2.004% (LIBOR 1 Month - 10 basis points) 12/2/2019 (10)	12,800,000	12,793,978

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
2.009% (LIBOR 1 Month - 10 basis points) 12/3/2018 (10)	$15,000,000	$15,000,000
2.010% (LIBOR 1 Month - 7 basis points) 12/30/2019 (10)	14,000,000	13,999,073
2.016% (LIBOR 1 Month - 5 basis points) 1/23/2019 (10)	21,300,000	21,304,780
2.022% (LIBOR 1 Month - 6 basis points) 12/20/2018 (10)	15,500,000	15,499,875
2.026% (LIBOR 1 Month - 4 basis points) 4/24/2019 (10)	23,445,000	23,456,633
2.044% (LIBOR 1 Month - 6 basis points) 4/3/2019 (10)	25,814,000	25,822,067
2.076% (LIBOR 3 Month - 26 basis points) 9/28/2018 (10)	18,000,000	18,000,121
2.106% (LIBOR 3 Month - 23 basis points) 4/3/2019 (10)	15,000,000	14,999,940
2.115% (LIBOR 1 Month + 5 basis points) 1/27/2020 (10)	15,000,000	15,022,237
2.119% (LIBOR 1 Month + 5 basis points) 2/21/2020 (10)	8,500,000	8,513,151
2.132% (LIBOR 1 Month + 7 basis points) 10/22/2018 (10)	5,000,000	5,001,239
2.141% (Treasury Money Market Yield 3 Month + 5 basis points) 12/5/2018 (10)	11,000,000	10,999,853
2.142% (LIBOR 3 Month - 20 basis points) 7/12/2019 (10)	15,000,000	14,999,354
2.187% (LIBOR 1 Month + 12 basis points) 11/13/2018 (10)	4,220,000	4,222,185
2.199% (LIBOR 1 Month + 10 basis points) 10/3/2018 (10)	15,050,000	15,050,386
2.213% (LIBOR 1 Month + 15 basis points) 3/15/2019 (10)	6,715,000	6,724,678
2.237% (LIBOR 1 Month + 17 basis points) 1/22/2019 (10)	23,835,000	23,861,598
2.240% (LIBOR 1 Month + 18 basis points) 2/25/2019 (10)	10,000,000	10,012,444
2.246% (LIBOR 1 Month + 18 basis points) 10/24/2019 (10)	2,295,000	2,302,846
2.247% (LIBOR 1 Month + 18 basis points) 10/11/2019 (10)	12,315,000	12,352,394
2.253% (LIBOR 1 Month + 19 basis points) 5/16/2019 (10)	8,615,000	8,632,589
2.335% (LIBOR 1 Month + 27 basis points) 2/25/2019 (10)	16,200,000	16,226,852

		555,686,151

Federal Home Loan Bank — 35.8%
1.924% (LIBOR 1 Month - 14 basis points) 10/16/2018 (10)	10,000,000	10,000,000
1.928% 9/5/2018 (12)	19,000,000	18,995,989
1.929% 9/5/2018 (12)	15,922,000	15,918,639
1.929% (LIBOR 1 Month - 14 basis points) 10/16/2018 (10)	13,500,000	13,500,000
1.933% (LIBOR 1 Month - 13 basis points) 10/10/2018 (10)	5,300,000	5,300,137
1.933% (LIBOR 1 Month - 13 basis points) 10/10/2018 (10)	9,000,000	9,000,000
1.935% (LIBOR 1 Month - 13 basis points) 9/17/2018 (10)	10,000,000	10,000,000
1.937% 9/5/2018 (12)	21,000,000	20,995,543
1.938% 9/12/2018 (12)	25,000,000	24,985,410

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
1.939% (LIBOR 1 Month - 13 basis points) 7/16/2019 (10)	$25,000,000	$25,000,000
1.940% (LIBOR 1 Month - 14 basis points) 10/5/2018 (10)	17,000,000	17,000,000
1.941% (LIBOR 1 Month - 13 basis points) 11/23/2018 (10)	40,000,000	40,001,797
1.943% 9/25/2018 (12)	20,000,000	19,974,533
1.943% 9/27/2018 (12)	2,000,000	1,997,241
1.945% (LIBOR 1 Month - 12 basis points) 9/26/2018 (10)	18,000,000	18,000,000
1.948% 9/18/2018 (12)	20,000,000	19,981,914
1.948% 9/24/2018 (12)	25,000,000	24,969,413
1.950% 9/17/2018 (12)	25,000,000	24,978,667
1.950% (LIBOR 1 Month - 12 basis points) 1/25/2019 (10)	18,000,000	17,999,478
1.950% (LIBOR 1 Month - 12 basis points) 4/26/2019 (10)	25,000,000	25,000,000
1.950% (LIBOR 1 Month - 13 basis points) 2/6/2019 (10)	13,400,000	13,400,000
1.951% (LIBOR 1 Month - 12 basis points) 12/24/2018 (10)	20,000,000	20,000,993
1.951% (LIBOR 1 Month - 12 basis points) 2/25/2019 (10)	20,000,000	20,000,000
1.952% 9/28/2018 (12)	25,000,000	24,964,000
1.952% (LIBOR 1 Month - 12 basis points) 9/11/2018 (10)	15,000,000	15,000,000
1.952% (LIBOR 1 Month - 13 basis points) 11/20/2018 (10)	25,000,000	25,000,402
1.953% 9/14/2018 (12)	20,000,000	19,986,133
1.953% (LIBOR 1 Month - 11 basis points) 12/14/2018 (10)	25,000,000	25,000,249
1.956% 9/27/2018 (12)	30,000,000	29,958,292
1.957% 9/28/2018 (12)	28,000,000	27,959,575
1.957% (LIBOR 1 Month - 12 basis points) 1/18/2019 (10)	15,000,000	15,000,000
1.960% 9/21/2018 (12)	25,000,000	24,973,194
1.961% 9/25/2018 (12)	27,000,000	26,965,260
1.961% (LIBOR 1 Month - 11 basis points) 1/24/2019 (10)	15,000,000	15,000,000
1.964% 9/18/2018 (12)	6,000,000	5,994,532
1.964% 9/19/2018 (12)	20,000,000	19,980,700
1.965% 9/27/2018 (12)	20,000,000	19,972,050
1.966% 9/21/2018 (12)	23,400,000	23,374,910
1.966% 9/26/2018 (12)	25,000,000	24,966,406
1.966% 9/27/2018 (12)	25,000,000	24,965,062
1.967% 9/18/2018 (12)	16,600,000	16,584,871
1.968% 9/25/2018 (12)	1,200,000	1,198,456
1.969% 9/6/2018 (12)	9,000,000	8,997,581
1.969% (LIBOR 1 Month - 10 basis points) 12/21/2018 (10)	17,500,000	17,500,000
1.970% 9/28/2018 (12)	20,000,000	19,970,900
1.971% (LIBOR 1 Month - 10 basis points) 10/23/2019 (10)	12,500,000	12,500,000
1.972% (LIBOR 1 Month - 11 basis points) 7/19/2019 (10)	20,000,000	20,000,000
1.975% (LIBOR 1 Month - 9 basis points) 7/26/2019 (10)	12,850,000	12,850,000
1.977% 9/7/2018 (12)	10,350,000	10,346,653
1.977% (LIBOR 1 Month - 9 basis points) 1/11/2019 (10)	13,500,000	13,500,000
1.977% (LIBOR 1 Month - 9 basis points) 1/22/2019 (10)	15,000,000	15,000,000
1.977% (LIBOR 1 Month - 9 basis points) 8/12/2019 (10)	10,150,000	10,150,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
1.986% (LIBOR 1 Month - 8 basis points) 11/23/2018 (10)	$14,500,000	$14,500,000
1.987% (LIBOR 1 Month - 8 basis points) 3/14/2019 (10)	14,000,000	14,000,000
1.987% (LIBOR 1 Month - 8 basis points) 8/22/2019 (10)	13,000,000	13,000,000
1.993% (LIBOR 1 Month - 9 basis points) 11/8/2018 (10)	15,000,000	15,000,000
1.994% (LIBOR 1 Month - 11 basis points) 1/4/2019 (10)	2,500,000	2,500,109
1.994% (LIBOR 1 Month - 11 basis points) 1/4/2019 (10)	1,100,000	1,100,048
1.997% (LIBOR 1 Month - 8 basis points) 3/20/2019 (10)	16,100,000	16,098,625
1.999% (LIBOR 1 Month - 8 basis points) 2/7/2020 (10)	15,000,000	14,999,418
1.999% (LIBOR 3 Month - 34 basis points) 4/9/2019 (10)	9,000,000	9,000,000
2.001% (LIBOR 1 Month - 7 basis points) 1/23/2020 (10)	10,000,000	10,000,013
2.005% (LIBOR 1 Month - 6 basis points) 8/28/2019 (10)	10,000,000	10,000,000
2.007% (LIBOR 1 Month - 7 basis points) 7/19/2019 (10)	15,000,000	15,000,070
2.017% (LIBOR 1 Month - 6 basis points) 2/20/2020 (10)	20,000,000	20,000,000
2.017% (LIBOR 3 Month - 32 basis points) 4/12/2019 (10)	16,000,000	16,000,000
2.023% (LIBOR 3 Month - 31 basis points) 1/3/2019 (10)	20,000,000	20,000,000
2.024% (LIBOR 1 Month - 8 basis points) 2/4/2019 (10)	10,000,000	10,000,000
2.059% (LIBOR 1 Month - 5 basis points) 2/1/2019 (10)	10,000,000	10,000,015
2.125% (LIBOR 3 Month - 21 basis points) 10/26/2018 (10)	6,120,000	6,120,479
2.129% (LIBOR 3 Month - 21 basis points) 4/9/2019 (10)	14,500,000	14,500,000
2.133% (LIBOR 3 Month - 20 basis points) 1/18/2019 (10)	2,950,000	2,949,740
2.150% (FCPR DLY - 285 basis points) 11/7/2018 (10)	2,000,000	2,000,998
2.180% (LIBOR 3 Month - 16 basis points) 7/5/2019 (10)	23,300,000	23,324,871
2.186% (LIBOR 3 Month - 15 basis points) 1/17/2020 (10)	8,500,000	8,500,000

		1,213,253,366

Federal Home Loan Mortgage Corporation — 1.1%
1.940% (LIBOR 1 Month - 13 basis points) 11/27/2018 (10)	10,000,000	10,000,000
2.081% (LIBOR 3 Month - 25 basis points) 10/10/2018 (10)	20,000,000	20,000,000
2.172% (LIBOR 3 Month - 17 basis points) 7/5/2019 (10)	8,890,000	8,897,248

		38,897,248

Federal National Mortgage Association — 1.8%
2.010% (LIBOR 3 Month + 8 basis points) 1/30/2019 (10)	20,000,000	20,000,000
2.050% (LIBOR 3 Month + 12 basis points) 7/30/2019 (10)	25,000,000	25,000,000

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal National Mortgage Association (continued)
2.090% (LIBOR 3 Month + 16 basis points) 1/30/2020 (10)	$15,000,000	$15,000,000

		60,000,000

Total U.S. Government & U.S. Government Agency Obligations		1,867,836,765

Total Investments — 100.1% (at amortized cost)		3,391,316,233
Other Assets and Liabilities — (0.1)%		(2,266,141)

Total Net Assets — 100.0%		$3,389,050,092

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 97.4%

Alabama — 11.8%
Chatom Industrial Development Board, 1.650%, 8/1/2037 (7)	$5,500,000	$5,500,000
City of Oxford, 1.630%, 9/1/2041 (7)	12,745,000	12,745,000
Columbia Industrial Development Board, 1.600%, 12/1/2037 (7)	3,000,000	3,000,000
Industrial Development Board of the City of Mobile Alabama:
1.550% 6/1/2034 (7)	2,550,000	2,550,000
1.680% 6/1/2034 (7)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates:
1.660% 5/1/2026 (5)(7)	6,650,000	6,650,000
1.660% 7/1/2026 (5)(7)	4,500,000	4,500,000

		44,945,000

California — 3.7%
Tender Option Bond Trust Receipts/Certificates:
1.660% 11/1/2023 (5)(7)	5,070,000	5,070,000
1.710% 9/1/2042 (5)(7)	8,945,000	8,945,000

		14,015,000

Colorado — 2.5%
Colorado Health Facilities Authority, 1.600%, 1/1/2035 (7)	9,500,000	9,500,000

Connecticut — 3.3%
State of Connecticut, 1.670%, 5/15/2034 (7)	12,700,000	12,700,000

Delaware — 0.9%
Delaware State Health Facilities Authority, 1.550%, 10/1/2040 (7)	3,360,000	3,360,000

Florida — 11.9%
Alachua County Housing Finance Authority, 1.560%, 4/15/2041 (7)	4,020,000	4,020,000
City of Gainesville Utilities System Revenue, 1.530%, 10/1/2036 (7)	11,200,000	11,200,000
City of Jacksonville, 1.600%, 10/9/2018	12,300,000	12,300,000
County of Brevard, 1.720%, 10/1/2019 (7)	500,000	500,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
County of St. Lucie, 1.530%, 9/1/2028 (7)	$2,100,000	$2,100,000
Highlands County Health Facilities Authority, 1.560%, 11/15/2035 (7)	8,000,000	8,000,000
Miami-Dade County Industrial Development Authority, 1.510%, 6/1/2021 (7)	200,000	200,000
Pinellas County Health Facilities Authority, 1.560%, 11/1/2038 (7)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, 1.590%, 7/1/2040 (5)(7)	4,075,000	4,075,000

		45,395,000

Georgia — 1.3%
RBC Municipal Products, Inc. Trust, 1.620%, 10/1/2021 (5)(7)	5,000,000	5,000,000

Illinois — 6.1%
Illinois Finance Authority, 1.550%, 8/15/2038 (7)	800,000	800,000
Illinois Housing Development Authority, 1.560%, 1/1/2041 (7)	5,000,000	5,000,000
Illinois State Toll Highway Authority, 1.570%, AGM, 1/1/2031 (7)	1,485,000	1,485,000
Jackson-Union Counties Regional Port District, 1.600%, 4/1/2024 (7)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 1.590%, 4/1/2020 (7)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates, 1.590%, 1/15/2026 (5)(7)	5,600,000	5,600,000

		23,360,000

Indiana — 4.2%
Hamilton Southeastern Consolidated School Building Corp., 3.000%, 12/15/2018	2,350,000	2,357,696
Indiana Finance Authority, 1.530%, 7/1/2036 (7)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.710%, 5/14/2026 (5)(7)	7,770,000	7,770,000

		16,127,696

Iowa — 3.4%
Iowa Finance Authority:
1.600% 6/1/2039 (7)	9,800,000	9,800,000
1.610% 9/1/2036 (7)	3,200,000	3,200,000

		13,000,000

Kentucky — 0.3%
Louisville/Jefferson County Metropolitan Government, 1.550%, 9/7/2018	1,300,000	1,300,000

Maryland — 0.5%
RBC Municipal Products, Inc. Trust, 1.760%, 1/1/2025 (5)(7)	2,000,000	2,000,000

Michigan — 1.0%
Michigan Finance Authority, 1.400%, 12/1/2034 (7)	4,000,000	4,000,000

Minnesota — 1.9%
City of Ramsey, 1.760%, 12/1/2023 (7)	1,860,000	1,860,000

Description	Principal Amount	Value
Municipals (continued)

Minnesota (continued)
Minnesota Higher Education Facilities Authority:
1.630% 3/1/2024 (7)	$2,000,000	$2,000,000
1.630% 3/1/2033 (7)	3,215,000	3,215,000

		7,075,000

Mississippi — 3.6%
Mississippi Business Finance Corp.:
1.560% 12/1/2030 (7)	2,815,000	2,815,000
1.560% 12/1/2030 (7)	2,030,000	2,030,000
1.560% 11/1/2035 (7)	8,250,000	8,250,000
1.950% 5/1/2037 (7)	595,000	595,236

		13,690,236

Missouri — 3.7%
City of St. Louis, 3.000%, 5/30/2019	3,000,000	3,027,225
Greene County Industrial Development Authority, 1.640%, 5/1/2039 (7)	965,000	965,000
Tender Option Bond Trust Receipts/Certificates, 1.660%, 5/15/2041 (5)(7)	10,000,000	10,000,000

		13,992,225

Nebraska — 0.2%
Nebraska Investment Finance Authority, 1.570%, 9/1/2031 (7)	600,000	600,000

New York — 8.9%
City of New York, 1.560%, 8/1/2035 (7)	1,250,000	1,250,000
County of Nassau, 3.000%, 9/18/2018	1,800,000	1,801,175
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.560%, 11/1/2029 (7)	8,000,000	8,000,000
New York City Water & Sewer System:
1.470% 6/15/2050 (7)	3,470,000	3,470,000
1.530% 6/15/2049 (7)	4,000,000	4,000,000
1.580% 6/15/2039 (7)	7,500,000	7,500,000
RBC Municipal Products, Inc. Trust, 1.530%, 3/1/2022 (5)(7)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.600%, 1/1/2024 (5)(7)	2,000,000	2,000,000

		34,021,175

North Carolina — 0.5%
Tender Option Bond Trust Receipts/Certificates, 1.600%, 7/1/2019 (5)(7)	1,835,000	1,835,000

Ohio — 3.6%
City of Fairborn, 2.250%, 3/21/2019	2,000,000	2,006,494
Ohio Higher Educational Facility Commission, 1.550%, 1/1/2039 (7)	1,705,000	1,705,000
Port of Greater Cincinnati Development Authority:
1.800% 11/1/2023 (7)	1,455,000	1,455,000
1.800% 11/1/2025 (7)	280,000	280,000
RBC Municipal Products, Inc. Trust, 1.590%, 10/1/2020 (5)(7)	4,110,000	4,110,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
Tender Option Bond Trust Receipts/Certificates, 1.660%, 6/1/2026 (5)(7)	$4,000,000	$4,000,000

		13,556,494

Pennsylvania — 3.0%
RBC Municipal Products, Inc. Trust:
1.530% 4/1/2022 (5)(7)	7,000,000	7,000,000
1.760% 12/1/2025 (5)(7)	4,325,000	4,325,000

		11,325,000

South Dakota — 3.3%
South Dakota Housing Development Authority:
1.680% 11/1/2048 (7)	6,185,000	6,185,000
1.740% 5/1/2048 (7)	6,580,000	6,580,000

		12,765,000

Tennessee — 0.7%
Shelby County Health Educational & Housing Facilities Board, 1.550%, 6/15/2036 (7)	2,600,000	2,600,000

Texas — 10.2%
City of Austin, 1.600%, 11/15/2029 (7)	1,360,000	1,360,000
City of Dallas, 1.300%, 9/26/2018	4,500,000	4,500,000
City of San Antonio, 1.250%, 9/24/2018	4,000,000	4,000,000
County of Harris:
1.350% 9/6/2018	9,225,000	9,225,000
1.350% 9/6/2018	590,000	590,000
1.520% 10/1/2018	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp., 1.460%, 12/1/2024 (7)	2,355,000	2,355,000
State of Texas:
1.550% 6/1/2046 (7)	7,000,000	7,000,000
1.550% 12/1/2049 (7)	5,000,000	5,000,000

		39,030,000

Washington — 5.5%
Seattle Housing Authority, 1.720%, 6/1/2040 (7)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates:
1.620% 7/1/2026 (5)(7)	5,000,000	5,000,000
1.710% 6/15/2029 (5)(7)	11,320,000	11,320,000
Washington Higher Education Facilities Authority, 1.550%, 10/1/2029 (7)	1,100,000	1,100,000
Washington State Housing Finance Commission, 1.670%, 7/1/2028 (7)	2,505,000	2,505,000

		20,925,000

Wisconsin — 1.4%
Chippewa Falls Area Unified School District, 3.000%, 1/10/2019	1,225,000	1,228,035
Tender Option Bond Trust Receipts/Certificates, 1.600%, 7/1/2047 (5)(7)	2,385,000	2,385,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, 1.640%, 5/1/2030 (7)	$1,655,000	$1,655,000

		5,268,035

Total Municipals		371,385,861

Mutual Funds — 2.5%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.840%	100,000	100,000
Federated Institutional Tax-Free Cash Trust — Institutional Class, 1.430%	9,455,886	9,455,886

Total Mutual Funds		9,555,886

Total Investments — 99.9% (at amortized cost)		380,941,747
Other Assets and Liabilities — 0.1%		371,386

Total Net Assets — 100.0%		$381,313,133

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 15.1%

Banks — 15.1%
Canadian Imperial Bank of Commerce, 2.410% (LIBOR 3 Month + 10 basis points), 9/20/2019 (10)	$3,000,000	$3,000,000
HSBC Bank USA NA:
2.287% (LIBOR 1 Month + 21 basis points), 11/20/2018 (10)	2,500,000	2,500,000
2.305% (LIBOR 1 Month + 24 basis points), 4/25/2019 (10)	3,000,000	3,000,000
2.324% (LIBOR 1 Month + 26 basis points), 11/16/2018 (10)	3,000,000	3,000,374
2.354% (LIBOR 1 Month + 24 basis points), 12/4/2018 (10)	2,500,000	2,500,000
Mitsubishi UFJ Trust & Banking Corp., 2.297% (LIBOR 1 Month + 23 basis points), 1/22/2019 (10)	2,500,000	2,500,000
Mizuho Bank, Ltd.:
2.255% (LIBOR 1 Month + 19 basis points), 3/11/2019 (10)	3,000,000	3,000,000
2.327% (LIBOR 1 Month + 25 basis points), 12/18/2018 (10)	3,000,000	3,000,000
2.383% (LIBOR 1 Month + 32 basis points), 9/10/2018 (10)	3,000,000	2,999,934
2.504% (LIBOR 1 Month + 44 basis points), 10/10/2018 (10)	2,500,000	2,500,000
2.643% (LIBOR 3 Month + 30 basis points), 4/30/2019 (10)	2,500,000	2,502,791
2.835% (LIBOR 3 Month + 50 basis points), 9/24/2018 (10)	1,000,000	1,000,189
MUFG Bank, Ltd., 2.440% (LIBOR 1 Month + 38 basis points), 10/17/2018 (10)	2,500,000	2,500,000
Nordea Bank AB, 2.467% (LIBOR 1 Month + 40 basis points), 3/14/2019 (10)	2,500,000	2,500,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
Norinchukin Bank, 2.381% (LIBOR 1 Month + 30 basis points), 9/4/2018 (10)	$1,750,000	$1,750,013
Sumitomo Mitsui Banking Corp.:
2.230% (LIBOR 1 Month + 17 basis points), 2/19/2019 (10)	3,000,000	3,000,000
2.273% (LIBOR 1 Month + 20 basis points), 3/28/2019 (10)	3,000,000	3,000,000
2.316% (LIBOR 1 Month + 25 basis points), 10/24/2018 (10)	2,500,000	2,500,000
Toronto-Dominion Bank:
2.400% (LIBOR 1 Month + 32 basis points), 9/5/2018 (10)	2,750,000	2,750,000
2.443% (LIBOR 3 Month + 11 basis points), 10/18/2018 (10)	2,000,000	2,000,514
2.469% (LIBOR 3 Month + 13 basis points), 7/16/2019 (10)	2,000,000	2,000,000
Wells Fargo Bank NA:
2.299% (LIBOR 1 Month + 22 basis points), 10/5/2018 (10)	2,000,000	2,000,000
2.307% (LIBOR 1 Month + 24 basis points), 11/9/2018 (10)	2,500,000	2,500,000
2.476% (LIBOR 3 Month + 14 basis points), 6/28/2019 (10)	3,000,000	3,000,000
2.491% (LIBOR 1 Month + 42 basis points), 10/9/2018 (10)	3,000,000	3,000,379
Westpac Banking Corp.:
2.370% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019 (10)	2,500,000	2,500,000
2.469% (LIBOR 3 Month + 13 basis points), 1/9/2019 (10)	3,000,000	3,000,000

Total Certificates of Deposit		69,504,194

Commercial Paper — 57.8%

Asset-Backed Securities — 37.4%
Atlantic Asset Securitization LLC:
2.239% (LIBOR 1 Month + 17 basis points), 2/21/2019 (5)(10)	3,000,000	3,000,000
2.306% 11/9/2018 (12)	3,000,000	2,987,005
2.307% (LIBOR 1 Month + 24 basis points), 12/14/2018 (5)(10)	2,500,000	2,500,000
2.364% (LIBOR 1 Month + 30 basis points), 11/16/2018 (5)(10)	3,000,000	3,000,000
2.380% (LIBOR 1 Month + 30 basis points), 11/6/2018 (5)(10)	3,000,000	3,000,000
Bedford Row Funding Corp.:
2.353% (LIBOR 1 Month + 29 basis points), 3/15/2019 (5)(10)	2,500,000	2,500,000
2.367% (LIBOR 1 Month + 30 basis points), 4/11/2019 (5)(10)	2,000,000	2,000,000
2.381% (LIBOR 1 Month + 30 basis points), 9/12/2018 (5)(10)	3,000,000	3,000,000
2.400% (LIBOR 1 Month + 32 basis points), 6/6/2019 (5)(10)	3,000,000	3,000,000
2.413% (LIBOR 1 Month + 35 basis points), 2/15/2019 (5)(10)	3,000,000	3,000,000
2.467% (LIBOR 3 Month + 13 basis points), 6/27/2019 (5)(10)	2,500,000	2,500,000

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Chesham Finance, Ltd., 1.967% 9/4/2018 (12)	$18,000,000	$17,997,090
Lexington Parker Capital Co. LLC:
2.029% 9/7/2018 (12)	6,500,000	6,497,833
2.050% 9/4/2018 (12)	3,000,000	2,999,488
2.080% 9/5/2018 (12)	4,500,000	4,498,975
2.187% 9/7/2018 (12)	3,000,000	2,998,925
Liberty Street Funding LLC, 2.381% (LIBOR 1 Month + 30 basis points), 11/2/2018 (5)(10)	3,500,000	3,500,000
LMA Americas LLC:
1.998% 9/6/2018 (12)	6,000,000	5,998,358
2.345% 10/15/2018 (12)	3,000,000	2,991,567
2.401% 11/16/2018 (12)	3,000,000	2,985,117
2.499% 1/9/2019 (12)	2,000,000	1,982,378
2.556% 2/4/2019 (12)	3,000,000	2,967,630
Longship Funding LLC:
2.019% 9/5/2018 (12)	3,500,000	3,499,226
2.019% 9/6/2018 (12)	5,000,000	4,998,618
2.029% 9/11/2018 (12)	3,000,000	2,998,333
2.083% 9/17/2018 (12)	3,500,000	3,496,811
Manhattan Asset Funding Co. LLC:
2.187% 9/12/2018 (12)	3,000,000	2,998,029
2.390% (LIBOR 1 Month + 31 basis points), 11/5/2018 (5)(10)	2,500,000	2,500,000
Old Line Funding LLC:
2.405% (LIBOR 1 Month + 34 basis points), 10/25/2018 (5)(10)	3,000,000	3,000,000
2.570% (LIBOR 1 Month + 50 basis points), 3/21/2019 (5)(10)	2,500,000	2,500,000
Regency Markets No. 1 LLC:
2.029% 9/7/2018 (12)	7,500,000	7,497,500
2.072% 9/6/2018 (12)	3,500,000	3,499,008
2.082% 9/17/2018 (12)	5,000,000	4,995,444
Ridgefield Funding Co. LLC, 2.535% 11/13/2018 (12)	2,500,000	2,487,479
Sheffield Receivables Co. LLC:
2.305% 11/1/2018 (12)	3,500,000	3,486,597
2.323% 11/15/2018 (12)	3,000,000	2,985,750
2.324% 11/14/2018 (12)	3,500,000	3,483,597
2.371% 12/7/2018 (12)	3,500,000	3,478,121
Starbird Funding Corp.,, 1.978% 9/4/2018 (12)	17,500,000	17,497,156
Thunder Bay Funding LLC:
2.252% (LIBOR 1 Month + 17 basis points), 2/1/2019 (5)(10)	3,000,000	3,000,000
2.317% (LIBOR 1 Month + 25 basis points), 1/14/2019 (5)(10)	3,000,000	3,000,000
2.417% (LIBOR 1 Month + 34 basis points), 2/19/2019 (5)(10)	3,000,000	3,000,000
2.449% (LIBOR 1 Month + 37 basis points), 3/7/2019 (5)(10)	2,500,000	2,500,000

		172,806,035

Automobiles — 2.6%
Toyota Motor Credit Corp.:
2.330% (LIBOR 1 Month + 25 basis points), 9/4/2018 (10)	3,500,000	3,500,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Automobiles (continued)
2.358% (LIBOR 3 Month + 2 basis points), 1/3/2019 (10)	$3,000,000	$3,000,000
2.419% (LIBOR 3 Month + 8 basis points), 4/12/2019 (10)	3,000,000	3,000,000
2.450% (LIBOR 1 Month + 37 basis points), 10/3/2018 (10)	2,500,000	2,500,000

		12,000,000

Diversified Financial Services — 4.4%
Cargill Global Funding PLC, 1.978% 9/6/2018 (12)	5,000,000	4,998,646
Collateralized Commercial Paper Co. LLC:
2.514% 2/12/2019 (12)	3,000,000	2,966,517
2.536% 1/14/2019 (12)	3,000,000	2,972,212
2.545% (LIBOR 3 Month + 22 basis points), 12/20/2018 (10)	2,500,000	2,500,000
JP Morgan Securities LLC, 2.546% 2/25/2019 (12)	3,000,000	2,963,420
National Rural Utilities Cooperative Finance Corp., 2.030% 9/21/2018 (12)	4,000,000	3,995,556

		20,396,351

Foreign Banks — 8.4%
Bank of Nova Scotia/Houston, 2.290% (LIBOR 1 Month + 23 basis points), 9/17/2018 (10)	2,500,000	2,500,011
Commonwealth Bank of Australia:
2.267% (LIBOR 1 Month + 20 basis points), 10/11/2018 (5)(10)	2,500,000	2,500,000
2.285% (LIBOR 1 Month + 21 basis points), 11/30/2018 (5)(10)	2,500,000	2,499,942
Credit Suisse AG:
2.303% (LIBOR 1 Month + 24 basis points), 9/10/2018 (10)	3,000,000	3,000,000
2.327% (LIBOR 1 Month + 26 basis points), 10/22/2018 (10)	2,500,000	2,500,000
Mitsubishi UFJ Trust & Banking Corp., 2.345% (LIBOR 1 Month + 28 basis points), 1/25/2019 (10)	2,500,000	2,500,000
National Australia Bank, Ltd., 2.273% (LIBOR 1 Month + 20 basis points), 10/29/2018 (5)(10)	2,500,000	2,500,000
Natixis, NY Branch, 2.466% 12/14/2018 (12)	2,500,000	2,482,594
Swedbank, 1.989% 9/11/2018 (12)	5,000,000	4,997,278
Toronto-Dominion Bank:
2.272% 10/3/2018 (12)	2,000,000	2,000,000
2.316% 12/21/2018 (12)	2,500,000	2,500,000
2.353% 2/8/2019 (12)	3,500,000	3,499,226
2.497% (LIBOR 3 Month + 15 basis points), 4/23/2019 (5)(10)	3,000,000	3,000,000
Westpac Banking Corp., 2.253% (LIBOR 1 Month + 19 basis points), 9/10/2018 (5)(10)	2,500,000	2,500,000

		38,979,051

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Miscellaneous Manufacturing — 3.3%
General Electric Co.:
1.968% 9/4/2018 (12)	$10,000,000	$9,998,383
1.968% 9/6/2018 (12)	5,000,000	4,998,653

		14,997,036

Retail — 0.8%
Walmart, Inc., 2.011% 9/10/2018 (12)	3,500,000	3,498,268

Utilities — 0.9%
Praxair, Inc.,, 1.989% 9/4/2018 (12)	4,000,000	3,999,347

Total Commercial Paper		266,676,088

Municipals — 0.4%

Colorado — 0.4%
Colorado Housing & Finance Authority, 1.950%, 10/1/2036 (7)	2,080,000	2,080,000

Total Municipals		2,080,000

Mutual Funds — 3.9%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.840%	3,000,000	3,000,000
Invesco Government & Agency Portfolio — Institutional Class, 1.855%	15,000,000	15,000,000

Total Mutual Funds		18,000,000

Repurchase Agreements — 22.9%
Agreement with Fixed Income Clearing Corp., 1.000%, dated 8/31/2018, to be repurchased at $10,529,947 on 9/4/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 3/31/2019, with a fair value of $10,741,412	$10,528,778	10,528,777
Agreement with Fixed Income Clearing Corp., 1.960%, dated 8/31/2018, to be repurchased at $45,009,800 on 9/4/2018, collateralized by U.S. Government Treasury Obligations with various maturities to 11/15/2043, with a fair value of $45,901,335	45,000,000	45,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.970%, dated 8/31/2018, to be repurchased at $50,010,944 on 9/4/2018, collateralized by a U.S. Government Agency Obligation with a maturity of 6/1/2048, with a fair value of $51,000,000	50,000,000	50,000,000

Total Repurchase Agreements		105,528,777

Total Investments — 100.1% (at amortized cost)		461,789,059
Other Assets and Liabilities — (0.1)%		(296,579)

Total Net Assets — 100.0%		$461,492,480

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 17.0%

Banks — 17.0%
Canadian Imperial Bank of Commerce, 2.410% (LIBOR 3 Month + 10 basis points), 9/20/2019 (10)	$3,500,000	$3,500,185
HSBC Bank USA NA:
2.287% (LIBOR 1 Month + 21 basis points), 11/20/2018 (10)	2,500,000	2,501,095
2.305% (LIBOR 1 Month + 24 basis points), 4/25/2019 (10)	3,000,000	3,001,360
2.324% (LIBOR 1 Month + 26 basis points), 11/16/2018 (10)	3,000,000	3,001,621
2.354% (LIBOR 1 Month + 24 basis points), 12/4/2018 (10)	5,000,000	5,002,658
Mitsubishi UFJ Trust & Banking Corp., 2.297% (LIBOR 1 Month + 23 basis points), 1/22/2019 (10)	2,500,000	2,501,068
Mizuho Bank, Ltd.:
2.255% (LIBOR 1 Month + 19 basis points), 3/11/2019 (10)	3,500,000	3,499,898
2.327% (LIBOR 1 Month + 25 basis points), 12/18/2018 (10)	4,000,000	4,001,078
2.383% (LIBOR 1 Month + 32 basis points), 9/10/2018 (10)	3,250,000	3,250,378
2.503% (LIBOR 1 Month + 44 basis points), 10/10/2018 (10)	2,500,000	2,501,088
2.643% (LIBOR 3 Month + 30 basis points), 4/30/2019 (10)	5,500,000	5,505,855
MUFG Bank, Ltd., 2.440% (LIBOR 1 Month + 38 basis points), 10/17/2018 (10)	3,000,000	3,001,644
Nordea Bank AB, 2.467% (LIBOR 1 Month + 40 basis points), 3/14/2019 (10)	2,500,000	2,502,149
Norinchukin Bank, 2.381% (LIBOR 1 Month + 30 basis points), 9/4/2018 (10)	3,000,000	3,000,143
Sumitomo Mitsui Banking Corp.:
2.230% (LIBOR 1 Month + 17 basis points), 2/19/2019 (10)	3,500,000	3,500,000
2.273% (LIBOR 1 Month + 20 basis points), 3/28/2019 (10)	3,500,000	3,499,941
2.316% (LIBOR 1 Month + 25 basis points), 10/24/2018 (10)	2,500,000	2,500,685
Toronto-Dominion Bank:
2.400% (LIBOR 1 Month + 32 basis points), 9/5/2018 (10)	2,750,000	2,750,170
2.443% (LIBOR 3 Month + 11 basis points), 10/18/2018 (10)	3,000,000	3,001,558
2.469% (LIBOR 3 Month + 13 basis points), 7/16/2019 (10)	2,500,000	2,500,094
Wells Fargo Bank NA:
2.299% (LIBOR 1 Month + 22 basis points), 10/5/2018 (10)	3,000,000	3,000,892
2.307% (LIBOR 1 Month + 24 basis points), 11/9/2018 (10)	2,500,000	2,501,215
2.476% (LIBOR 3 Month + 14 basis points), 6/28/2019 (10)	3,500,000	3,500,411
2.491% (LIBOR 1 Month + 42 basis points), 10/9/2018 (10)	3,000,000	3,001,593
Westpac Banking Corp.:
2.370% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019 (10)	2,500,000	2,500,047

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
2.469% (LIBOR 3 Month + 13 basis points), 1/9/2019 (10)	$3,000,000	$3,001,064

Total Certificates of Deposit (identified cost $82,007,846)		82,027,890

Commercial Paper — 61.1%

Asset-Backed Securities — 39.3%
Atlantic Asset Securitization LLC:
2.239% (LIBOR 1 Month + 17 basis points), 2/21/2019 (5)(10)	3,000,000	3,000,067
2.306% 11/9/2018 (12)	3,000,000	2,987,178
2.307% (LIBOR 1 Month + 24 basis points), 12/14/2018 (5)(10)	4,000,000	4,000,000
2.364% (LIBOR 1 Month + 30 basis points), 11/16/2018 (5)(10)	3,000,000	3,000,000
2.380% (LIBOR 1 Month + 30 basis points), 11/6/2018 (5)(10)	3,000,000	3,000,000
Bedford Row Funding Corp.:
2.353% (LIBOR 1 Month + 29 basis points), 3/15/2019 (5)(10)	4,500,000	4,500,000
2.367% (LIBOR 1 Month + 30 basis points), 4/11/2019 (5)(10)	2,500,000	2,500,000
2.381% (LIBOR 1 Month + 30 basis points), 9/12/2018 (5)(10)	3,000,000	3,000,431
2.400% (LIBOR 1 Month + 32 basis points), 6/6/2019 (5)(10)	4,000,000	4,004,726
2.413% (LIBOR 1 Month + 35 basis points), 2/15/2019 (5)(10)	3,000,000	3,003,423
2.467% (LIBOR 3 Month + 13 basis points), 6/27/2019 (5)(10)	2,500,000	2,500,000
Chesham Finance, Ltd., 1.967% 9/4/2018 (12)	19,000,000	18,995,828
Lexington Parker Capital Co. LLC:
2.029% 9/7/2018 (12)	6,500,000	6,497,466
2.080% 9/5/2018 (12)	5,500,000	5,498,477
2.081% 9/4/2018 (12)	4,000,000	3,999,116
2.187% 9/7/2018 (12)	3,000,000	2,998,830
Liberty Street Funding LLC, 2.381% (LIBOR 1 Month + 30 basis points), 11/2/2018 (5)(10)	3,500,000	3,502,007
LMA Americas LLC:
1.998% 9/6/2018 (12)	5,000,000	4,998,382
2.345% 10/15/2018 (12)	3,000,000	2,992,256
2.381% 12/14/2018 (12)	3,000,000	2,979,822
2.401% 11/16/2018 (12)	3,000,000	2,985,774
2.499% 1/9/2019 (12)	2,650,000	2,627,204
2.556% 2/4/2019 (12)	3,000,000	2,968,522
Longship Funding LLC:
2.019% 9/5/2018 (12)	5,000,000	4,998,616
2.019% 9/6/2018 (12)	5,000,000	4,998,338
2.029% 9/11/2018 (12)	3,000,000	2,998,167
2.083% 9/17/2018 (12)	3,500,000	3,496,675
Manhattan Asset Funding Co. LLC, 2.390% (LIBOR 1 Month + 31 basis points), 11/5/2018 (5)(10)	3,000,000	3,001,382

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Old Line Funding LLC:
2.405% (LIBOR 1 Month + 34 basis points), 10/25/2018 (5)(10)	$3,000,000	$3,000,000
2.570% (LIBOR 1 Month + 50 basis points), 3/21/2019 (5)(10)	2,500,000	2,504,890
Regency Markets No. 1 LLC:
2.029% 9/7/2018 (12)	7,500,000	7,497,105
2.072% 9/6/2018 (12)	5,000,000	4,998,348
2.082% 9/17/2018 (12)	5,000,000	4,995,242
Ridgefield Funding Co. LLC, 2.535% 11/13/2018 (12)	3,500,000	3,483,956
Sheffield Receivables Co. LLC:
2.305% 11/1/2018 (12)	4,000,000	3,985,354
2.323% 11/15/2018 (12)	3,000,000	2,986,067
2.324% 11/14/2018 (12)	3,500,000	3,483,995
2.371% 12/7/2018 (12)	3,500,000	3,478,191
Starbird Funding Corp.,, 1.978% 9/4/2018 (12)	17,500,000	17,496,158
Thunder Bay Funding LLC:
2.252% (LIBOR 1 Month + 17 basis points), 2/1/2019 (5)(10)	3,000,000	3,000,000
2.317% (LIBOR 1 Month + 25 basis points), 1/14/2019 (5)(10)	3,500,000	3,500,000
2.417% (LIBOR 1 Month + 34 basis points), 2/19/2019 (5)(10)	3,000,000	3,000,000
2.449% (LIBOR 1 Month + 37 basis points), 3/7/2019 (5)(10)	2,500,000	2,502,821
Victory Receivables Corp., 2.347% 9/17/2018 (12)	3,500,000	3,496,675

		189,441,489

Automobiles — 2.7%
Toyota Motor Credit Corp.:
2.330% (LIBOR 1 Month + 25 basis points), 9/4/2018 (10)	3,500,000	3,500,147
2.358% (LIBOR 3 Month + 2 basis points), 1/3/2019 (10)	3,500,000	3,500,000
2.419% (LIBOR 3 Month + 8 basis points), 4/12/2019 (10)	3,500,000	3,500,000
2.450% (LIBOR 1 Month + 37 basis points), 10/3/2018 (10)	2,500,000	2,500,000

		13,000,147

Diversified Financial Services — 4.5%
Cargill Global Funding PLC, 1.978% 9/6/2018 (12)	5,000,000	4,998,399
Collateralized Commercial Paper Co. LLC:
2.514% 2/12/2019 (12)	3,000,000	2,966,478
2.536% 1/14/2019 (12)	3,500,000	3,468,769
2.545% (LIBOR 3 Month + 22 basis points), 12/20/2018 (10)	2,500,000	2,501,261
JP Morgan Securities LLC, 2.546% 2/25/2019 (12)	3,500,000	3,457,567
National Rural Utilities Cooperative Finance Corp., 2.030% 9/21/2018 (12)	4,200,000	4,195,161

		21,587,635

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Foreign Banks — 9.9%
Bank of Nova Scotia/Houston, 2.290% (LIBOR 1 Month + 23 basis points), 9/17/2018 (10)	$2,500,000	$2,500,367
Commonwealth Bank of Australia:
2.267% (LIBOR 1 Month + 20 basis points), 10/11/2018 (5)(10)	3,000,000	3,000,915
2.285% (LIBOR 1 Month + 21 basis points), 11/30/2018 (5)(10)	2,500,000	2,501,068
2.448% (LIBOR 3 Month + 10 basis points), 5/3/2019 (5)(10)	5,500,000	5,500,529
Credit Suisse AG:
2.304% (LIBOR 1 Month + 24 basis points), 9/10/2018 (10)	3,000,000	3,000,285
2.327% (LIBOR 1 Month + 26 basis points), 10/22/2018 (10)	2,500,000	2,501,079
Mitsubishi UFJ Trust & Banking Corp., 2.345% (LIBOR 1 Month + 28 basis points), 1/25/2019 (10)	3,500,000	3,502,221
National Australia Bank, Ltd., 2.273% (LIBOR 1 Month + 20 basis points), 10/29/2018 (5)(10)	3,000,000	3,001,096
Natixis, NY Branch, 2.466% 12/14/2018 (12)	2,500,000	2,483,338
Swedbank, 1.989% 9/11/2018 (12)	5,000,000	4,997,065
Toronto-Dominion Bank:
2.272% 10/3/2018 (12)	2,500,000	2,499,708
2.316% 12/21/2018 (7)	2,500,000	2,501,302
2.353% 2/8/2019 (7)	3,500,000	3,502,584
2.497% (LIBOR 3 Month + 15 basis points), 4/23/2019 (5)(10)	3,000,000	3,002,148
Westpac Banking Corp., 2.253% (LIBOR 1 Month + 19 basis points), 9/10/2018 (5)(10)	3,000,000	3,000,241

		47,493,946

Miscellaneous Manufacturing — 3.1%
General Electric Co.:
1.968% 9/4/2018 (12)	10,000,000	9,997,848
1.968% 9/6/2018 (12)	5,000,000	4,998,383

		14,996,231

Retail — 0.7%
Walmart, Inc., 2.011% 9/10/2018 (12)	3,500,000	3,498,118

Utilities — 0.9%
Praxair, Inc.,, 1.989% 9/4/2018 (12)	4,350,000	4,349,072

Total Commercial Paper (identified cost $294,330,583)		294,366,638

Mutual Funds — 3.3%
Invesco Government & Agency Portfolio — Institutional Class, 1.855%	15,743,894	15,743,894

Total Mutual Funds (identified cost $15,743,894)		15,743,894

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements — 18.7%
Agreement with Fixed Income Clearing Corp., 1.960%, dated 8/31/2018, to be repurchased at $40,008,711 on 9/4/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2042, with a fair value of $40,802,441	$40,000,000	$40,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.970%, dated 8/31/2018, to be repurchased at $50,010,944 on 9/4/2018, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2048, with a fair value of $51,000,000	50,000,000	50,000,000

Total Repurchase Agreements (identified cost $90,000,000)		90,000,000

Total Investments — 100.1% (identified cost $482,082,323)		482,138,422
Other Assets and Liabilities — (0.1)%		(324,012)

Total Net Assets — 100.0%		$481,814,410

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2018. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of August 31, 2018. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of August 31, 2018. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2018 these securities amounted to:

Fund	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$1,020,256	3.34%
Disciplined International Equity Fund	4,160,141	5.37
Alternative Strategies Fund
Long	182,638	0.25
Short	676,811	0.92
Global Long/Short Equity Fund
Long	105,303	1.06
Short	259,326	2.61
Ultra Short Tax-Free Fund	147,017,607	24.50
Short Tax-Free Fund	32,475,671	17.23

Fund	Amount	% of Total Net Assets
Short-Term Income Fund	$39,671,275	16.52%
Intermediate Tax-Free Fund	169,630,650	9.53
Strategic Income Fund	26,622,651	30.95
TCH Corporate Income Fund	28,313,569	11.57
TCH Core Plus Bond Fund	90,465,489	8.65
High Yield Bond Fund	4,060,343	35.85
Tax-Free Money Market Fund	107,585,000	28.21
Prime Money Market Fund	63,499,942	13.76
Institutional Prime Money Market Fund	76,525,742	15.88

(6)	All or a portion of this security is segregated as collateral for securities sold short.
(7)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2018. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(8)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(9)	Purchased on a when-issued or delayed delivery basis.
(10)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of August 31, 2018.

(11)	Securities have redemption features that may delay redemption beyond seven days.
(12)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms may be referenced throughout this report:

ACA     — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR    — American Depository Receipt

AGC     — Assured Guaranty Corporation

AGM   — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT    — Alternative Minimum Tax

BAM   — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA   — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG    — CDC IXIS Financial Guaranty

CMI     — California Mortgage Insurance

COLL   — Collateralized

ETF    — Exchange Traded Fund

FDIC    — Federal Depository Insurance Corporation

FGIC    — Financial Guaranty Insurance Corporation

FHA     — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN     — Floating Rate Note

FSA     — Financial Security Assurance Corporation

GDR    — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD    — Department of Housing and Urban Development

IDC    — Industrial Development Corporation

IMI    — Investors Mortgage Insurance Company

INS    — Insured

LIBOR   — London Interbank Offered Rate

LIQ    — Liquidity Agreement

LLC    — Limited Liability Corporation

LOC     — Letter of Credit

LP    — Limited Partnership

LT     — Limited Tax

MAC    — Municipal Assurance Corporation

MBIA    — Municipal Bond Insurance Association

MHF    — Maryland Housing Fund

MTN    — Medium Term Note

NATL    — National Public Finance Guarantee

PCA     — Pollution Control Authority

PLC   — Public Limited Company

PSF   — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF   — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC    — Real Estate Mortgage Investment Conduit

SAW    — State Aid Withholding

SIFMA    — Securities Industry and Financial Markets Association

TCRs    — Transferable Custody Receipts

TLGP   — Temporary Liquidity Guarantee Program

TRANs    — Tax and Revenue Anticipation Notes

UT     — Unlimited Tax

VRNs    — Variable Rate Notes

XLCA    — XL Capital Assurance

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$184,349,512	(1)	$221,941,949	(1)	$542,574,580	(1)	$550,133,825	(1)	$290,877,732	(1)
Cash sweep investments in affiliated issuers, at value	1,494,204		3,591,099		7,482,313		6,735,831		2,420,873
Dividends and interest receivable	301,845		428,394		1,101,990		495,018		339,150
Receivable for capital stock sold	84,782		489,996		334,508		265,966		64,720
Prepaid expenses and other receivables	25,496		16,167		25,636		34,621		26,522

Total assets	186,255,839		226,467,605		551,519,027		557,665,261		293,728,997

Liabilities:
Payable for return of securities lending collateral	57,761,573		70,677,075		159,109,849		150,732,234		93,348,421
Payable for investments purchased	—		521,155		—		—		—
Payable for capital stock redeemed	18,732		66,040		138,886		295,993		58,659
Payable to affiliates, net (Note 6)	61,759		67,139		147,493		157,151		164,027
Other liabilities	28,405		34,930		50,119		56,288		48,319

Total liabilities	57,870,469		71,366,339		159,446,347		151,241,666		93,619,426

Total net assets	$128,385,370		$155,101,266		$392,072,680		$406,423,595		$200,109,571

Net assets consist of:
Paid-in capital	$93,369,737		$111,124,509		$296,190,746		$231,589,557		$151,686,565
Net unrealized appreciation on investments	24,572,346		36,848,088		63,585,494		128,944,804		27,011,496
Accumulated net realized gain on investments	10,151,006		6,492,524		30,751,531		43,871,677		20,091,747
Undistributed net investment income	292,281		636,145		1,544,909		2,017,557		1,319,763

Total net assets	$128,385,370		$155,101,266		$392,072,680		$406,423,595		$200,109,571

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$20.95		$—
Advisor class of shares:
Net asset value and redemption proceeds per share	15.72		15.46		16.59		20.96		12.64
Offering price per share(2)	16.55		16.27		17.46		22.06		13.31
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	15.77		15.41		16.61		21.17		12.58
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		16.62		21.21		12.60

Net assets:
Investor class of shares	$—		$—		$—		$65,364,865		$—
Advisor class of shares	25,570,611		6,091,946		22,601,811		860,181		55,150,530
Institutional class of shares	102,814,759		149,009,320		287,685,063		279,227,390		113,786,329
Retirement class R-6 of shares	—		—		81,785,806		60,971,159		31,172,712

Total net assets	$128,385,370		$155,101,266		$392,072,680		$406,423,595		$200,109,571

Shares outstanding:
Investor class of shares	—		—		—		3,119,844		—
Advisor class of shares	1,627,133		394,151		1,362,005		41,046		4,361,524
Institutional class of shares	6,518,694		9,670,471		17,317,385		13,190,464		9,044,942
Retirement class R-6 of shares	—		—		4,921,244		2,874,962		2,474,714

Total shares outstanding	8,145,827		10,064,622		23,600,634		19,226,316		15,881,180

Investments, at cost:
Investments in unaffiliated issuers	$159,777,525		$185,094,411		$478,990,132		$421,189,102		$263,866,820
Cash sweep investments in affiliated issuers	1,493,845		3,590,549		7,481,268		6,735,750		2,420,289

Total investments, at cost	$161,271,370		$188,684,960		$486,471,400		$427,924,852		$266,287,109

(1)	Including $56,485,120, $69,115,207, $155,593,737, $147,401,256 and $91,285,547, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$185,328,597	(1)	$111,099,954	(1)	$35,168,773	(1)	$220,459,543	(1)	$32,256,957	(1)
Cash sweep investments in affiliated issuers, at value	1,583,732		1,486,191		440,742		2,038,642		143,976
Cash denominated in foreign currencies	—		—		—		—		153,319	(2)
Dividends and interest receivable	75,646		68,121		15,893		75,015		88,482
Receivable for investments sold	—		—		—		1,018,111		—
Receivable for capital stock sold	42,815		19,552		5,000		26,225		—
Prepaid expenses and other receivables	27,523		23,585		16,186		25,657		25,460

Total assets	187,058,313		112,697,403		35,646,594		223,643,193		32,668,194

Liabilities:
Payable for return of securities lending collateral	58,405,407		36,689,352		11,219,203		68,845,157		2,034,554
Payable for investments purchased	—		—		—		1,474,777		—
Payable for capital stock redeemed	82,544		64,428		—		59,930		—
Payable for foreign tax expense	—		—		—		—		4,785
Payable to affiliates, net (Note 6)	96,740		57,227		12,772		133,178		52,257
Other liabilities	41,242		37,966		19,106		47,013		32,763

Total liabilities	58,625,933		36,848,973		11,251,081		70,560,055		2,124,359

Total net assets	$128,432,380		$75,848,430		$24,395,513		$153,083,138		$30,543,835

Net assets consist of:
Paid-in capital	$82,156,642		$58,706,478		$18,214,323		$100,674,544		$20,775,943
Net unrealized appreciation on investments and foreign currency translation	29,567,495		12,344,094		4,288,192		34,446,566		4,661,215
Accumulated net realized gain on investments and foreign currency transactions	16,708,243		4,471,406		1,884,718		17,962,028		4,649,465
Undistributed net investment income	—		326,452		8,280		—		457,212

Total net assets	$128,432,380		$75,848,430		$24,395,513		$153,083,138		$30,543,835

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value and redemption proceeds per share	$17.96		$14.78		$15.11		$21.60		$14.00
Offering price per share(3)	18.91		15.56		15.91		22.74		14.74
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	18.79		15.03		15.23		22.48		14.05
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	18.91		15.13		—		—		—

Net assets:
Advisor class of shares	$16,399,393		$4,741,031		$2,988,199		$53,772,320		$338,843
Institutional class of shares	89,028,384		56,847,789		21,407,314		99,310,818		30,204,992
Retirement class R-6 of shares	23,004,603		14,259,610		—		—		—

Total net assets	$128,432,380		$75,848,430		$24,395,513		$153,083,138		$30,543,835

Shares outstanding:
Advisor class of shares	913,057		320,818		197,802		2,489,965		24,207
Institutional class of shares	4,737,983		3,782,291		1,405,563		4,417,406		2,149,827
Retirement class R-6 of shares	1,216,398		942,335		—		—		—

Total shares outstanding	6,867,438		5,045,444		1,603,365		6,907,371		2,174,034

Investments, at cost:
Investments in unaffiliated issuers	$155,761,254		$98,756,014		$30,880,647		$186,013,294		$27,593,826
Cash sweep investments in affiliated issuers	1,583,580		1,486,037		440,676		2,038,325		143,962

Total investments, at cost	$157,344,834		$100,242,051		$31,321,323		$188,051,619		$27,737,788

(1)	Including $57,114,727, $35,878,567, $10,971,274, $67,323,772 and $1,900,206, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $155,490.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Alternative Strategies Fund	Global Long/Short Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$75,261,677	(1)	$645,303,793	(1)	$201,963,493	(1)	$50,336,275	$10,065,912	(1)
Cash sweep investments in affiliated issuers, at value	2,615,976		16,792,467		7,268,280		24,540,402	3,434,203
Purchased options, at value	—		—		—		117,942	—
Cash	—		322		—		—	—
Deposit held at broker for:
Securities sold short	—		—		—		11,745,800	—
Options	—		—		—		98,554	—
Futures contracts	—		—		—		3,145,541	—
Forward foreign currency contracts	—		—		—		26,700	—
Cash denominated in foreign currencies	142,737	(2)	339,015	(2)	231,518	(2)	2,096,743 (2)	—
Dividends and interest receivable	417,135		5,142,543		640,014		182,156	39,894
Receivable for investments sold	—		91,366		441,203		1,484,860	462,821
Receivable for capital stock sold	2,349		1,496,421		705,538		53,632	—
Receivable for daily variation margin on futures contracts	—		—		—		286,621	—
Receivable for forward foreign currency contracts	—		—		—		487,075	—
Prepaid expenses and other receivables	38,322		49,769		17,275		22,551	39,577

Total assets	78,478,196		669,215,696		211,267,321		94,624,852	14,042,407

Liabilities:
Securities sold short, at value (proceeds $18,096,373 and $3,323,077, respectively)	—		—		—		18,875,334	3,642,216
Options written, at value (proceeds $116,426)	—		—		—		104,177	—
Payable for dividends and interest on securities sold short	—		—		—		27,226	3,658
Payable for return of securities lending collateral	819,722		13,620,020		1,923,465		—	293,674
Payable for investments purchased	33		446		996,376		714,912	52,209
Payable for capital stock redeemed	2		386,551		335,148		—	—
Payable for daily variation margin on futures contracts	—		—		—		922,814	—
Payable for forward foreign currency contracts	—		—		—		307,154	—
Payable for foreign tax expense	8,513		145,166		897,511		5,104	3,428
Payable to affiliates, net (Note 6)	94,179		503,854		205,063		206,353	14,702
Payable to custodian	—		—		—		11,041	56,676
Other liabilities	30,075		107,364		91,909		130,661	26,309

Total liabilities	952,524		14,763,401		4,449,472		21,304,776	4,092,872

Total net assets	$77,525,672		$654,452,295		$206,817,849		$73,320,076	$9,949,535

Net assets consist of:
Paid-in capital	$72,130,619		$614,261,681		$174,587,850		$73,209,127	$9,150,252
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	4,507,424		66,531,543		25,747,810		2,167,026	896,776
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(373,989)		(41,606,748)		4,495,285		(1,056,838)	(141,673)
Undistributed net investment income (distributions in excess of net investment income)	1,261,618		15,265,819		1,986,904		(999,239)	44,180

Total net assets	$77,525,672		$654,452,295		$206,817,849		$73,320,076	$9,949,535

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value and redemption proceeds per share	$10.94		$13.43		$16.04		$9.73	$12.00
Offering price per share(3)	11.52		14.14		16.88		10.24	12.63
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.96		13.18		15.99		9.82	12.04
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.20		—		—	—
Class F-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.20		—		—	—

Net assets:
Advisor class of shares	$186,295		$6,036,608		$4,982,868		$70,441	$801,051
Institutional class of shares	77,339,377		485,053,050		201,834,981		73,249,635	9,148,484
Retirement class R-6 of shares	—		155,367,646		—		—	—
Class F-3 of shares	—		7,994,991		—		—	—

Total net assets	$77,525,672		$654,452,295		$206,817,849		$73,320,076	$9,949,535

Shares outstanding:
Advisor class of shares	17,030		449,359		310,692		7,240	66,732
Institutional class of shares	7,053,667		36,797,711		12,619,379		7,461,651	759,666
Retirement class R-6 of shares	—		11,769,495		—		—	—
Class F-3 of shares	—		605,638		—		—	—

Total shares outstanding	7,070,697		49,622,203		12,930,071		7,468,891	826,398

(Continued on next page)

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund	Global Long/Short Equity Fund
Investments, at cost:
Investments in unaffiliated issuers	$70,758,842	$578,770,386	$176,210,026	$46,914,429	$8,851,431
Cash sweep investments in affiliated issuers	2,615,839	16,791,488	7,266,798	24,535,211	3,433,837
Purchased options	—	—	—	150,024	—

Total investments, at cost	$73,374,681	$595,561,874	$183,476,824	$71,599,664	$12,285,268

(1)	Including $776,193, $12,915,448, $1,791,291 and $286,005, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies are $140,746, $338,290, $235,344 and $2,103,555, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund	Strategic Income Fund
Assets:
Investments in unaffiliated issuers, at value	$606,055,626		$189,667,410		$275,007,955	(1)	$1,768,372,362	$102,664,003 (1)
Cash sweep investments in affiliated issuers, at value	159,901		121,200		3,242,065		85,922	5,787,248
Investments in other affiliated issuers, at value	—		875,303		—		5,162,410	—
Deposit held at broker	—		—		—		—	100,365
Dividends and interest receivable	2,687,673		1,520,076		1,012,336		16,858,981	972,585
Receivable for investments sold	—		—		—		6,000,526	1,284,260
Receivable for capital stock sold	554,151		31,365		233,541		2,046,462	6,690
Prepaid expenses and other receivables	31,865		25,449		22,337		56,204	29,630

Total assets	609,489,216		192,240,803		279,518,234		1,798,582,867	110,844,781

Liabilities:
Payable for return of securities lending collateral	—		—		38,006,514		—	21,425,129
Payable for investments purchased	7,278,418		3,379,017		497,609		14,951,758	1,934,528
Payable for capital stock redeemed	1,482,809		49,737		652,172		2,705,968	65,873
Payable for foreign tax expense	—		—		477		—	—
Payable to affiliates, net (Note 6)	145,229		68,657		57,436		541,178	50,538
Payable for income distribution	422,300		178,355		180,027		887,982	15,832
Payable to custodian	74		—		—		—	1,284,260
Other liabilities	56,909		41,041		44,754		137,198	41,677

Total liabilities	9,385,739		3,716,807		39,438,989		19,224,084	24,817,837

Total net assets	$600,103,477		$188,523,996		$240,079,245		$1,779,358,783	$86,026,944

Net assets consist of:
Paid-in capital	$600,045,145		$188,636,829		$243,571,379		$1,754,868,637	$91,229,848
Net unrealized appreciation (depreciation) on investments	77,988		89,475		(1,500,880)		35,408,742	(2,120,439)
Accumulated net realized loss on investments	—		(204,319)		(1,996,283)		(10,918,303)	(3,066,633)
Undistributed net investment income (distributions in excess of net investment income)	(19,656)		2,011		5,029		(293)	(15,832)

Total net assets	$600,103,477		$188,523,996		$240,079,245		$1,779,358,783	$86,026,944

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$11.13	$9.08
Advisor class of shares:
Net asset value and redemption proceeds per share	10.07		10.14		9.27		11.13	9.08
Offering price per share	10.28	(2)	10.35	(2)	9.46	(2)	11.53 (3)	9.41 (3)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.06		10.14		9.29		11.12	9.08

Net assets:
Investor class of shares	$—		$—		$—		$870,194,683	$59,723,775
Advisor class of shares	27,434,256		6,501,787		26,010,998		14,701,169	13,601,933
Institutional class of shares	572,669,221		182,022,209		214,068,247		894,462,931	12,701,236

Total net assets	$600,103,477		$188,523,996		$240,079,245		$1,779,358,783	$86,026,944

Shares outstanding:
Investor class of shares	—		—		—		78,210,839	6,575,415
Advisor class of shares	2,724,111		641,359		2,806,410		1,321,335	1,497,581
Institutional class of shares	56,904,828		17,944,309		23,053,631		80,413,820	1,399,400

Total shares outstanding	59,628,939		18,585,668		25,860,041		159,945,994	9,472,396

Investments, at cost:
Investments in unaffiliated issuers	$605,977,638		$189,575,417		$276,509,458		$1,732,948,587	$104,784,928
Cash sweep investments in affiliated issuers	159,901		121,200		3,241,442		85,922	5,786,762
Investments in other affiliated issuers	—		877,821		—		5,177,443	—

Total investments, at cost	$606,137,539		$190,574,438		$279,750,900		$1,738,211,952	$110,571,690

(1)	Including $37,166,621 and $20,951,662, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/98 of net asset value.
(3)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	TCH Corporate Income Fund		TCH Core Plus Bond Fund	High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$288,498,754	(1)	$1,362,578,462 (1)	$15,340,833 (1)
Cash sweep investments in affiliated issuers, at value	4,850,884		40,862,111	813,997
Deposit held at broker	250,913		250,912	—
Dividends and interest receivable	2,279,770		6,614,926	173,708
Receivable for investments sold	—		—	49,698
Receivable for capital stock sold	217,853		765,940	2,285
Prepaid expenses and other receivables	20,430		31,375	14,841

Total assets	296,118,604		1,411,103,726	16,395,362

Liabilities:
Payable for return of securities lending collateral	50,798,784		363,577,000	4,935,287
Payable for investments purchased	—		—	44,847
Payable for capital stock redeemed	138,461		1,080,016	1,657
Payable to affiliates, net (Note 6)	78,206		232,593	23,288
Payable for income distribution	278,988		271,744	3,660
Payable to custodian	—		—	23,620
Other liabilities	41,105		91,021	37,395

Total liabilities	51,335,544		365,252,374	5,069,754

Total net assets	$244,783,060		$1,045,851,352	$11,325,608

Net assets consist of:
Paid-in capital	$246,211,131		$1,062,466,971	$14,517,881
Net unrealized depreciation on investments	(2,292,760)		(9,334,418)	(73,275)
Accumulated net realized gain (loss) on investments	863,445		(7,265,154)	(3,115,338)
Undistributed net investment income (distributions in excess of net investment income)	1,244		(16,047)	(3,660)

Total net assets	$244,783,060		$1,045,851,352	$11,325,608

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$12.79		$11.41	$—
Advisor class of shares:
Net asset value and redemption proceeds per share	12.79		11.41	9.25
Offering price per share(2)	13.25		11.41	9.59
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	12.78		11.40	9.24

Net assets:
Investor class of shares	$102,523,494		$61,251,011	$—
Advisor class of shares	1,864,464		3,031,610	864,038
Institutional class of shares	140,395,102		981,568,731	10,461,570

Total net assets	$244,783,060		$1,045,851,352	$11,325,608

Shares outstanding:
Investor class of shares	8,013,004		5,369,009	—
Advisor class of shares	145,740		265,756	93,457
Institutional class of shares	10,985,277		86,067,804	1,132,680

Total shares outstanding	19,144,021		91,702,569	1,226,137

Investments, at cost:
Investments in unaffiliated issuers	$290,791,775		$1,371,917,732	$15,414,187
Cash sweep investments in affiliated issuers	4,850,623		40,857,259	813,918

Total investments, at cost	$295,642,398		$1,412,774,991	$16,228,105

(1)	Including $49,676,200, $355,542,440 and $4,826,224, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$2,087,836,765	$380,941,747	$356,260,282	$392,138,422
Investments in repurchase agreements	1,303,479,468	—	105,528,777	90,000,000
Cash	—	1,000	—	—
Dividends and interest receivable	2,394,145	809,594	303,507	327,009
Receivable for capital stock sold	98,561	—	—	—
Prepaid expenses and other receivables	20,859	21,178	40,645	10,915

Total assets	3,393,829,798	381,773,519	462,133,211	482,476,346

Liabilities:
Payable for capital stock redeemed	2,917	—	1,879	—
Payable to affiliates, net (Note 6)	519,975	39,217	99,773	6,665
Payable for income distribution	4,112,713	367,182	460,504	561,043
Other liabilities	144,101	53,987	78,575	94,228

Total liabilities	4,779,706	460,386	640,731	661,936

Total net assets	$3,389,050,092	$381,313,133	$461,492,480	$481,814,410

Net assets consist of:
Paid-in capital	$3,389,050,233	$381,313,079	$461,516,447	$481,741,873
Net unrealized appreciation on investments	—	—	—	56,099
Accumulated net realized gain on investments	200	24,255	—	—
Undistributed net investment income (distributions in excess of net investment income)	(341)	(24,201)	(23,967)	16,438

Total net assets	$3,389,050,092	$381,313,133	$461,492,480	$481,814,410

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$1.0001
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	1.0001

Net assets:
Investor class of shares	$747,980,742	$75,889,170	$193,005,925	$2,400,949
Premier class of shares	2,641,069,350	305,423,963	268,486,555	479,413,461

Total net assets	$3,389,050,092	$381,313,133	$461,492,480	$481,814,410

Shares outstanding:
Investor class of shares	747,982,076	75,886,785	193,067,924	2,400,785
Premier class of shares	2,641,068,157	305,453,963	268,448,574	479,376,077

Total shares outstanding	3,389,050,233	381,340,748	461,516,498	481,776,862

Investments, at cost:
Investments in unaffiliated issuers	$3,391,316,233	$380,941,747	$461,789,059	$482,082,323

Total investments, at cost	$3,391,316,233	$380,941,747	$461,789,059	$482,082,323

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2018

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$2,988,441 (1)	$3,735,207	$8,003,134	$4,304,149	$3,988,877
Affiliated issuers	30,037	37,587	86,527	79,081	40,465
Net securities lending income (Note 6)	64,238	61,331	149,457	235,653	89,244

Total income:	3,082,716	3,834,125	8,239,118	4,618,883	4,118,586

Expenses:
Investment advisory fees (Note 6)	719,277	655,187	1,510,324	1,590,581	1,403,156
Shareholder servicing fees (Note 6)	—	—	—	188,242	—
Administration fees (Note 6)	215,783	196,556	483,853	528,627	273,945
Portfolio accounting fees	52,915	47,415	100,302	109,839	75,507
Recordkeeping fees	32,278	28,119	85,450	95,889	111,539
Custodian fees (Note 6)	7,368	8,360	11,170	17,905	7,195
Registration fees	38,808	35,649	57,893	65,619	61,816
Professional fees	16,334	16,334	16,723	16,724	16,724
Printing and postage	16,750	33,241	36,833	39,248	33,067
Directors’ fees	15,349	15,348	15,348	15,348	15,348
Distribution services fees (Note 6):
Advisor	70,240	8,409	61,230	1,692	150,458
Retirement class R-3	—	—	—	—	88
Miscellaneous	10,108	4,894	10,677	11,520	9,952

Total expenses:	1,195,210	1,049,512	2,389,803	2,681,234	2,158,795

Deduct:
Expense waivers (Note 6)	(187,965)	(189,384)	(94,728)	(101,728)	(13,356)

Net expenses	1,007,245	860,128	2,295,075	2,579,506	2,145,439

Net investment income	2,075,471	2,973,997	5,944,043	2,039,377	1,973,147

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	11,106,218	9,203,594	37,164,314	47,905,994	20,334,659
Investments in affiliated issuers	(217)	(309)	(839)	182	1

Total net realized gain	11,106,001	9,203,285	37,163,475	47,906,176	20,334,660
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,207,492	14,007,131	9,780,980	42,293,453	(57,832)
Investments in affiliated issuers	359	518	1,019	31	584

Total net change in unrealized appreciation (depreciation)	5,207,851	14,007,649	9,781,999	42,293,484	(57,248)

Net realized and unrealized gain on investments	16,313,852	23,210,934	46,945,474	90,199,660	20,277,412

Change in net assets resulting from operations	$18,389,323	$26,184,931	$52,889,517	$92,239,037	$22,250,559

(1)	Net of foreign taxes withheld of $2,249.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2018

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$921,135	$931,415 (1)	$199,492	$925,626	$1,305,394 (1)
Affiliated issuers	25,170	14,956	5,889	28,964	4,696
Net securities lending income (Note 6)	50,977	40,651	11,940	107,712	5,382

Total income:	997,282	987,022	217,321	1,062,302	1,315,472

Expenses:
Investment advisory fees (Note 6)	832,345	475,449	138,660	970,668	307,096
Administration fees (Note 6)	164,446	93,419	31,998	212,555	70,868
Portfolio accounting fees	53,560	48,389	26,385	51,159	57,646
Recordkeeping fees	86,818	47,309	21,871	95,153	19,907
Custodian fees (Note 6)	4,342	8,266	2,252	10,264	29,500
Registration fees	61,138	56,481	33,283	41,301	33,688
Professional fees	16,724	16,334	16,334	16,724	19,554
Printing and postage	30,376	28,262	3,994	29,780	3,737
Directors’ fees	15,349	15,349	15,349	15,349	15,348
Distribution services fees (Note 6):
Advisor	43,308	12,035	7,122	137,915	2,087
Retirement class R-3	—	289	—	—	—
Miscellaneous	5,390	5,022	2,958	6,703	1,899

Total expenses:	1,313,796	806,604	300,206	1,587,571	561,330

Deduct:
Expense waivers (Note 6)	(85,334)	(117,810)	(100,769)	(46,528)	(156,239)

Net expenses	1,228,462	688,794	199,437	1,541,043	405,091

Net investment income (loss)	(231,180)	298,228	17,884	(478,741)	910,381

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	19,631,818	5,585,654	2,368,100	20,262,798	5,421,939
Investments in affiliated issuers	293	(180)	(20)	688	26
Foreign currency transactions	—	—	—	—	(645)

Total net realized gain	19,632,111	5,585,474	2,368,080	20,263,486	5,421,320
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	12,054,964	7,032,681	1,740,328	19,507,093	(1,858,119)
Investments in affiliated issuers	152	154	66	317	14
Foreign currency translations	—	—	—	—	(11,820)

Total net change in unrealized appreciation (depreciation)	12,055,116	7,032,835	1,740,394	19,507,410	(1,869,925)

Net realized and unrealized gain on investments and foreign currency	31,687,227	12,618,309	4,108,474	39,770,896	3,551,395

Change in net assets resulting from operations	$31,456,047	$12,916,537	$4,126,358	$39,292,155	$4,461,776

(1)	Net of foreign taxes withheld of $1,122 and $82,800, respectively.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2018

Statements of Operations	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund	Global Long/Short Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$2,443,198 (1)	$23,710,730 (1)	$4,489,274 (1)	$1,210,007 (1)	$271,331 (1)
Affiliated issuers	11,964	143,287	62,307	15,008	42,148
Interest income	—	—	—	134,278	—
Net securities lending income (Note 6)	24,029	210,119	14,289	—	2,414

Total income:	2,479,191	24,064,136	4,565,870	1,359,293	315,893

Expenses:
Investment advisory fees (Note 6)	460,337	5,047,112	1,746,359	1,230,628	126,067
Shareholder servicing fees (Note 6)	—	9,826	—	—	—
Administration fees (Note 6)	115,084	860,622	291,060	123,063	18,910
Portfolio accounting fees	56,864	138,866	78,240	236,638	50,600
Recordkeeping fees	19,242	21	31,124	20,037	19,749
Custodian fees (Note 6)	45,043	236,892	250,070	314,470	17,645
Registration fees	52,583	95,263	37,315	32,619	53,126
Professional fees	19,084	20,034	27,174	36,058	21,684
Printing and postage	3,701	40,592	37,212	5,758	3,854
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Interest expense and dividends on securities sold short	—	—	—	261,407	110,128
Distribution services fees (Note 6):
Advisor	447	6,463	13,057	273	1,990
Retirement class R-3	—	34	—	—	—
Miscellaneous	570	10,486	1,434	6,043	136

Total expenses:	788,304	6,481,560	2,528,394	2,282,343	439,238

Deduct:
Expense waivers (Note 6)	(97,375)	(135,965)	(284,034)	(579,912)	(156,936)

Net expenses	690,929	6,345,595	2,244,360	1,702,431	282,302

Net investment income (loss)	1,788,262	17,718,541	2,321,510	(343,138)	33,591

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	4,590,940	(2,803,385)	11,055,075 (2)	4,969,474	622,795
Investments in affiliated issuers	369	4,409	1,303	462	1,296
Foreign currency transactions	5,640	(397,276)	(154,604)	(21,995)	(3,261)
Forward contracts	—	—	—	(1,114,134)	—
Futures contracts	—	—	—	(2,049,683)	—
Purchased options	—	—	—	(1,068,981)	—
Written options	—	—	—	1,288,709	—
Short sales	—	—	—	(2,588,567)	(569,152)

Total net realized gain (loss)	4,596,949	(3,196,252)	10,901,774	(584,715)	51,678
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,393,089)	(22,876)	(13,458,070)	60,859	(13,216)
Investments in affiliated issuers	137	979	1,482	5,191	366
Foreign currency translations	(2,045)	(38,084)	13,668	(5,445)	1,106
Forward contracts	—	—	—	(20,476)	—
Future contracts	—	—	—	(865,047)	—
Purchased options	—	—	—	554,826	—
Written options	—	—	—	(672,299)	—
Short sales	—	—	—	(543,311)	(36,094)

Total net change in unrealized depreciation	(6,394,997)	(59,981)	(13,442,920)	(1,485,702)	(47,838)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	(1,798,048)	(3,256,233)	(2,541,146)	(2,070,417)	3,840

Change in net assets resulting from operations	$(9,786)	$14,462,308	$(219,636)	$(2,413,555)	$37,431

(1)	Net of foreign taxes withheld of $216,334, $2,212,558, $428,619, $26,297 and $19,246, respectively.
(2)	Net of foreign taxes withheld of $970,098, $790,415 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2018

Statements of Operations	BMO Funds

	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$38,461	$12,703	$160,167	$595,743	$6,270
Affiliated issuers	13,324	12,994	96,893	67,876	34,703
Interest income	9,970,898	3,670,558	5,619,206	52,557,420	4,723,548
Net securities lending income (Note 6)	—	—	48,157	—	82,547

Total income:	10,022,683	3,696,255	5,924,423	53,221,039	4,847,068

Expenses:
Investment advisory fees (Note 6)	1,058,435	369,033	477,303	1,953,177	246,258
Shareholder servicing fees (Note 6)	—	—	—	2,182,749	167,493
Administration fees (Note 6)	972,653	283,447	369,595	2,494,766	148,969
Portfolio accounting fees	193,881	115,497	98,411	410,032	65,165
Recordkeeping fees	38,238	34,656	77,632	44,640	86,715
Custodian fees (Note 6)	24,935	6,534	10,937	53,468	5,291
Registration fees	54,258	38,721	43,969	89,429	52,262
Professional fees	21,144	21,144	21,144	21,144	23,042
Printing and postage	9,508	7,690	9,768	48,525	11,794
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Distribution services fees (Note 6):
Advisor	83,060	12,924	75,617	29,550	40,472
Miscellaneous	18,545	6,727	8,138	43,387	4,894

Total expenses:	2,490,006	911,722	1,207,863	7,386,216	867,704

Deduct:
Expense waivers (Note 6)	(461,283)	(145,559)	(269,806)	(5,749)	(113,491)

Net expenses	2,028,723	766,163	938,057	7,380,467	754,213

Net investment income	7,993,960	2,930,092	4,986,366	45,840,572	4,092,855

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	107,385	35,303	(258,278)	1,934,107	807,966
Investments in affiliated issuers	—	—	972	—	(507)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	—	448	—	2,644	—

Total net realized gain (loss)	107,385	35,751	(257,306)	1,936,751	807,459
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(530,035)	(1,516,347)	(2,814,997)	(37,298,526)	(4,312,016)
Investments in affiliated issuers	—	(1,694)	535	(10,172)	486

Total net change in unrealized depreciation	(530,035)	(1,518,041)	(2,814,462)	(37,308,698)	(4,311,530)

Net realized and unrealized loss on investments	(422,650)	(1,482,290)	(3,071,768)	(35,371,947)	(3,504,071)

Change in net assets resulting from operations	$7,571,310	$1,447,802	$1,914,598	$10,468,625	$588,784

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2018

Statements of Operations	BMO Funds

	TCH Corporate Income Fund	TCH Core Plus Bond Fund	High Yield Bond Fund
Investment income:
Dividend income from:
Affiliated issuers	$60,075	$459,304	$5,811
Interest income	9,087,321	33,782,210	733,448
Net securities lending income (Note 6)	119,230	344,691	1,387

Total income:	9,266,626	34,586,205	740,646

Expenses:
Investment advisory fees (Note 6)	487,180	1,345,520	61,593
Shareholder servicing fees (Note 6)	203,658	168,342	—
Administration fees (Note 6)	377,990	1,583,280	18,478
Portfolio accounting fees	95,140	227,209	29,390
Recordkeeping fees	33,911	39,535	21,708
Custodian fees (Note 6)	8,895	52,844	910
Registration fees	57,413	81,125	36,627
Professional fees	23,344	23,344	22,764
Printing and postage	17,850	48,376	5,964
Directors’ fees	15,349	15,349	15,349
Distribution services fees (Note 6):
Advisor	2,035	8,298	2,341
Miscellaneous	8,385	26,890	2,388

Total expenses:	1,331,150	3,620,112	217,512

Deduct:
Expense waivers (Note 6)	(40,996)	—	(135,097)

Net expenses	1,290,154	3,620,112	82,415

Net investment income	7,976,472	30,966,093	658,231

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	889,119	(4,322,493)	120,127
Investments in affiliated issuers	(383)	(5,725)	(32)

Total net realized gain (loss)	888,736	(4,328,218)	120,095
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(8,512,601)	(29,061,816)	(571,930)
Investments in affiliated issuers	261	3,960	79

Total net change in unrealized depreciation	(8,512,340)	(29,057,856)	(571,851)

Net realized and unrealized loss on investments	(7,623,604)	(33,386,074)	(451,756)

Change in net assets resulting from operations	$352,868	$(2,419,981)	$206,475

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2018

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,516,953	$105,736	$124,265	$101,556
Interest income	47,564,146	4,523,500	7,172,068	7,605,817

Total income:	49,081,099	4,629,236	7,296,333	7,707,373

Expenses:
Investment advisory fees (Note 6)	6,379,345	733,875	639,739	658,060
Shareholder servicing fees (Note 6)	1,909,847	221,090	515,536	3,842
Administration fees (Note 6)	1,112,451	124,679	144,375	148,516
Portfolio accounting fees	386,119	100,195	104,204	138,010
Recordkeeping fees	27,946	28,297	79,136	218,944
Custodian fees (Note 6)	113,571	22,297	22,962	24,897
Registration fees	64,092	66,568	70,579	32,641
Professional fees	20,034	24,434	24,434	24,434
Printing and postage	32,117	18,265	40,044	12,647
Directors’ fees	15,349	15,349	15,349	15,349
Distribution services fees (Note 6):
Miscellaneous	88,875	10,932	12,363	12,458

Total expenses:	10,149,746	1,365,981	1,668,721	1,289,798

Deduct:
Expense waivers (Note 6)	(1,665,818)	(411,254)	(300,074)	(408,467)

Net expenses	8,483,928	954,727	1,368,647	881,331

Net investment income	40,597,171	3,674,509	5,927,686	6,826,042

Net realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	4,812	—	2,136	2,233
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	200	—	24	2

Total net realized gain	5,012	—	2,160	2,235
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	—	—	—	14,697

Total net change in unrealized appreciation	—	—	—	14,697

Net realized and unrealized gain on investments	5,012	—	2,160	16,932

Change in net assets resulting from operations	$40,602,183	$3,674,509	$5,929,846	$6,842,974

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,075,471	$2,642,377	$2,973,997	$2,567,548	$5,944,043	$4,132,223
Net realized gain on investments	11,106,001	3,958,004	9,203,285	11,550,017	37,163,475	26,066,853
Net change in unrealized appreciation (depreciation) on investments	5,207,851	4,847,208	14,007,649	2,280,372	9,781,999	14,277,386

Change in net assets resulting from operations	18,389,323	11,447,589	26,184,931	16,397,937	52,889,517	44,476,462

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	(1,604,050	)(1)
Advisor class of shares	(389,406)	(369,362)	(63,632)	(1,243,935)	(291,522)	(525,994)
Institutional class of shares	(1,853,997)	(2,199,344)	(2,811,280)	(1,256,597)	(4,276,822)	(2,082,733)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	(733,087)	(6,226)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	—	(1,409,302	)(1)
Advisor class of shares	(784,143)	(242,749)	(319,896)	(664,793)	(2,211,660)	(310)
Institutional class of shares	(3,322,161)	(1,697,222)	(13,039,040)	(294,696)	(27,238,611)	(1,185,002)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	(135,548)	(429)

Change in net assets resulting from distributions to shareholders	(6,349,707)	(4,508,677)	(16,233,848)	(3,460,021)	(34,887,250)	(6,814,046)

Capital stock transactions:
Proceeds from sale of shares	16,593,121	54,505,942	39,940,202	94,718,963	158,173,583 (4)	425,435,120
Net asset value of shares issued to shareholders in payment of distributions declared	6,114,577	4,155,724	15,955,191	3,335,815	34,550,946	6,683,858
Cost of shares redeemed	(65,823,112)	(56,616,611)	(26,326,918)	(112,660,977)	(152,349,808)	(443,263,199)

Change in net assets resulting from capital stock transactions	(43,115,414)	2,045,055	29,568,475	(14,606,199)	40,374,721	(11,144,221)

Change in net assets	(31,075,798)	8,983,967	39,519,558	(1,668,283)	58,376,988	26,518,195

Net assets:
Beginning of period	159,461,168	150,477,201	115,581,708	117,249,991	333,695,692	307,177,497

End of period	$128,385,370	$159,461,168	$155,101,266	$115,581,708	$392,072,680	$333,695,692

Undistributed net investment income included in net assets at end of period	$292,281	$460,213	$636,145	$523,336	$1,544,909	$902,298

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(3)	Reflects operations for the period from September 1, 2017, to December 3, 2017 (termination of Retirement class R-3 of shares).
(4)

Includes $4,159,630 of paid-in-capital received from an in-kind purchase on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of purchase.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund				Mid-Cap Growth Fund			Small-Cap Value Fund
Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017

$2,039,377	$1,470,450	$1,973,147		$1,681,428		$(231,180)	$(243,501)		$298,228		$181,976
47,906,176	18,480,996	20,334,660		46,314,670		19,632,111	30,467,892		5,585,474		9,972,670

42,293,484	39,702,491	(57,248)		(20,600,805)		12,055,116	(11,980,712)		7,032,835		(2,759,597)

92,239,037	59,653,937	22,250,559		27,395,293		31,456,047	18,243,679		12,916,537		7,395,049

—	(850,301)	—		(620,800	)(1)	—	(154,340	)(1)	—		—
—	(3,292)	(253,519)		(141)		—	(48)		—		(127,825)
(360,864)	(962,258)	(1,253,472)		(406,171)		—	(120,879)		—		(140,161)
—	—	(112	)(2)	(40)		—	—		—		(288)
(6,422)	(9,663)	(165,182)		(86,426)		—	(115)		—		(7,836)

(4,147,456)	(9,731,477)	—		(37,656,722	)(1)	—	(18,668,185	)(1)	—		—
(31,962)	(23,105)	(2,517,318)		(10,206)		(1,110,456)	(6,793)		(380,301)		(4,014,102)
(15,549,809)	(5,612,118)	(5,309,557)		(19,251,433)		(5,920,705)	(7,922,531)		(4,628,962)		(2,247,077)
—	—	(1,026	)(2)	(7,265)		—	(5,167)		(6,314	)(3)	(8,082)
(181,357)	(3,064)	(651,050)		(3,042,303)		(37,756)	(5,155)		(215,890)		(90,268)

(20,277,870)	(17,195,278)	(10,151,236)		(61,081,507)		(7,068,917)	(26,883,213)		(5,231,467)		(6,635,639)

123,469,873	260,299,527	47,626,226		235,382,599		37,954,380	172,115,168		20,343,034		51,649,898

18,714,347	16,862,068	10,039,874		60,113,519		7,050,843	26,605,786		5,184,079		6,551,653
(164,177,220)	(222,772,588)	(76,159,820)		(286,548,985)		(53,982,490)	(203,548,530)		(21,649,285)		(63,822,053)

(21,993,000)	54,389,007	(18,493,720)		8,947,133		(8,977,267)	(4,827,576)		3,877,828		(5,620,502)

49,968,167	96,847,666	(6,394,397)		(24,739,081)		15,409,863	(13,467,110)		11,562,898		(4,861,092)

356,455,428	259,607,762	206,503,968		231,243,049		113,022,517	126,489,627		64,285,532		69,146,624

$406,423,595	$356,455,428	$200,109,571		$206,503,968		$128,432,380	$113,022,517		$75,848,430		$64,285,532

$2,017,557	$345,466	$1,319,763		$1,018,784		$—	$—		$326,452		$28,224

Statements of Changes in Net Assets

	Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income (loss)	$17,884	$19,874	$(478,741)	$(1,032,393)	$910,381	$998,054
Net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	2,368,080	952,376	20,263,486	81,425,451	5,421,320	283,500
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	1,740,394	1,428,444	19,507,410	(53,783,096)	(1,869,925)	2,428,227

Change in net assets resulting from operations	4,126,358	2,400,694	39,292,155	26,609,962	4,461,776	3,709,781

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	—	(558)	—	—	(29,505)	(3,979)
Institutional class of shares	(11,539)	(45,376)	—	—	(1,337,341)	(903,509)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—
Class F-3 of shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Advisor class of shares	(170,343)	(10,911)	(6,213,359)	—	(11,386)	(1,779)
Institutional class of shares	(1,094,513)	(235,448)	(8,546,401)	—	(484,311)	(358,652)
Distributions to shareholders from return of capital:
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(1,276,395)	(292,293)	(14,759,760)	—	(1,862,543)	(1,267,919)

Capital stock transactions:
Proceeds from sale of shares	5,456,508	9,920,241	22,016,727	164,623,919	783,044	25,974,881
Net asset value of shares issued to shareholders in payment of distributions declared	1,176,708	233,520	14,542,209	—	1,464,201	1,088,741
Cost of shares redeemed	(4,748,644)	(4,028,666)	(47,004,023)	(388,067,585)	(23,520,826)	(19,462,032)
Redemption fees	—	—	—	—	—	50

Change in net assets resulting from capital stock transactions	1,884,572	6,125,095	(10,445,087)	(223,443,666)	(21,273,581)	7,601,640

Change in net assets	4,734,535	8,233,496	14,087,308	(196,833,704)	(18,674,348)	10,043,502

Net assets:
Beginning of period	19,660,978	11,427,482	138,995,830	335,829,534	49,218,183	39,174,681

End of period	$24,395,513	$19,660,978	$153,083,138	$138,995,830	$30,543,835	$49,218,183

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$8,280	$598	$—	$(487,076)	$457,212	$676,369

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Alternative Strategies Fund
Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017

$1,788,262	$1,379,999	$17,718,541	$16,304,285	$2,321,510	$1,469,715	$(343,138)	$(706,130)

4,596,949	(949,832)	(3,196,252)	(10,023,582)	10,901,774	1,695,929	(584,715)	5,519,292

(6,394,997)	10,642,466	(59,981)	59,354,740	(13,442,920)	17,569,337	(1,485,702)	(95,123)

(9,786)	11,072,633	14,462,308	65,635,443	(219,636)	20,734,981	(2,413,555)	4,718,039

—	—	—	(2,021,310)	—	—	—	—
(3,470)	(3,317)	—	(2,390)	—	(239,982)	—	—
(1,530,653)	(1,673,168)	(15,185,511)	(11,624,253)	(1,245,393)	(717,841)	—	—
—	—	—	(421)	—	—	—	—
—	—	(1,405,577)	(652,041)	—	—	—	—
—	—	(219,446)	—	—	—	—	—

—	—	—	—	—	—	(6,924)	—
—	—	—	—	—	—	(4,470,070)	—

—	—	—	—	—	—	(687)	—
—	—	—	—	—	—	(708,240)	—

(1,534,123)	(1,676,485)	(16,810,534)	(14,300,415)	(1,245,393)	(957,823)	(5,185,921)	—

18,840,781	22,343,033	211,980,308	396,261,133	79,897,479	109,773,573	17,291,060	21,309,308

1,511,020	1,670,654	13,489,759	9,352,958	1,128,190	866,512	5,109,458	—
(13,670,472)	(28,580,607)	(218,410,088)	(409,127,462)	(35,100,313)	(98,790,975)	(37,221,147)	(39,701,160)
210	—	957	3,133	711	680	—	—

6,681,539	(4,566,920)	7,060,936	(3,510,238)	45,926,067	11,849,790	(14,820,629)	(18,391,852)

5,137,630	4,829,228	4,712,710	47,824,790	44,461,038	31,626,948	(22,420,105)	(13,673,813)

72,388,042	67,558,814	649,739,585	601,914,795	162,356,811	130,729,863	95,740,181	109,413,994

$77,525,672	$72,388,042	$654,452,295	$649,739,585	$206,817,849	$162,356,811	$73,320,076	$95,740,181

$1,261,618	$968,844	$15,265,819	$14,755,088	$1,986,904	$1,245,074	$(999,239)	$(203,177)

Statements of Changes in Net Assets

	Global Long/Short Equity Fund		Ultra Short Tax-Free Fund			Short Tax-Free Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$33,591	$18,214	$7,993,960	$5,642,492		$2,930,092	$2,522,885
Net realized gain (loss) on investments and foreign currency transactions	51,678	248,976	107,385	727,984		35,751	(225,946)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(47,838)	712,754	(530,035)	208,911		(1,518,041)	(180,383)

Change in net assets resulting from operations	37,431	979,944	7,571,310	6,579,387		1,447,802	2,116,556

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	(241,956	)(1)	—	(167,597	)(1)
Advisor class of shares	(441)	(1,759)	(328,441)	(69,829)		(94,769)	(52,821)
Institutional class of shares	(28,606)	(23,821)	(7,666,730)	(5,330,707)		(2,832,847)	(2,303,362)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	(49,470	)(1)	—	(5,100	)(1)
Advisor class of shares	(26,157)	(3,694)	(17,732)	(91)		—	(377)
Institutional class of shares	(359,245)	(31,174)	(296,800)	(590,147)		—	(51,518)

Change in net assets resulting from distributions to shareholders	(414,449)	(60,448)	(8,309,703)	(6,282,200)		(2,927,616)	(2,580,775)

Capital stock transactions:
Proceeds from sale of shares	6,276,658	4,825,632	445,096,133	524,112,502		51,370,080	122,858,814
Net asset value of shares issued to shareholders in payment of distributions declared	319,024	27,773	3,582,390	2,303,408		942,829	852,087
Cost of shares redeemed	(5,967,606)	(303,296)	(508,223,943)	(468,304,972)		(44,929,515)	(125,930,060)
Redemption fees	1,407	—	—	—		—	—

Change in net assets resulting from capital stock transactions	629,483	4,550,109	(59,545,420)	58,110,938		7,383,394	(2,219,159)

Change in net assets	252,465	5,469,605	(60,283,813)	58,408,125		5,903,580	(2,683,378)

Net assets:
Beginning of period	9,697,070	4,227,465	660,387,290	601,979,165		182,620,416	185,303,794

End of period	$9,949,535	$9,697,070	$600,103,477	$660,387,290		$188,523,996	$182,620,416

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$44,180	$7,322	$(19,656)	$(15,636)		$2,011	$(465)

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)

Includes paid-in-capital received from a non-taxable in-kind subscription merger of the BMO TCH Intermediate Income Fund effective as of the close of business on June 29, 2017. The BMO TCH Intermediate Income Fund’s net assets at that date of $32,584,449 included the following:

Assets:
Investments cost	$31,747,731
Net unrealized appreciation on investments	580,466
Deposit held at broker	100,000
Dividends & interest receivable	267,709

Total assets	32,695,906

Liabilities:
Payable to affiliates	16,595
Payable for income distribution	67,250
Other liabilities	27,612

Total liabilities	111,457

Total Net Assets:	$32,584,449

Assuming the Reorganization had been completed on March 1, 2016, the beginning of a twelve month period of the BMO Strategic Income Fund, the BMO TCH Intermediate Income Fund’s pro forma of operations (unaudited) for the period ended February 28, 2017, are as follows:

Net investment income	$4,057,835
Net realized gain on investments	54,565
Change in net unrealized appreciation on investments	2,733,039

Net increase in net assets resulting from operations	6,845,439

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund			Intermediate Tax-Free Fund		Strategic Income Fund		TCH Corporate Income Fund
Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017

$4,986,366	$4,317,011		$45,840,572	$43,778,125	$4,092,855	$2,457,886	$7,976,472	$6,357,759

(257,306)	237,100		1,936,751	(11,054,527)	807,459	2,392,636	888,736	1,720,876

(2,814,462)	(716,399)		(37,308,698)	(26,171,948)	(4,311,530)	(1,889,424)	(8,512,340)	1,352,901

1,914,598	3,837,712		10,468,625	6,551,650	588,784	2,961,098	352,868	9,431,536

—	(632,772	)(1)	(24,188,815)	(27,728,210)	(2,911,007)	(2,360,082)	(3,505,065)	(2,785,140)
(552,617)	(155,425)		(326,765)	(83,767)	(702,151)	(121,105)	(34,065)	(14,625)
(4,511,766)	(3,644,261)		(21,349,941)	(15,971,429)	(733,595)	(551,185)	(4,433,400)	(3,557,995)

—	—		(109,132)	(3,552,901)	—	—	(142,642)	(669,458)
—	—		(1,409)	(5,750)	—	—	(1,102)	(392)
—	—		(75,420)	(1,761,746)	—	—	(162,178)	(1,035,668)

(5,064,383)	(4,432,458)		(46,051,482)	(49,103,803)	(4,346,753)	(3,032,372)	(8,278,452)	(8,063,278)

135,318,169	204,775,746		602,268,382	512,577,117	3,650,450	39,469,441 (2)	50,384,104	117,056,559

2,938,785	2,472,081		36,968,906	40,385,928	4,064,138	2,752,071	5,111,900	5,060,623
(137,617,032)	(257,682,881)		(442,459,403)	(737,200,006)	(31,322,162)	(36,107,475)	(59,209,589)	(79,201,504)
—	—		—	—	—	—	—	—

639,922	(50,435,054)		196,777,885	(184,236,961)	(23,607,574)	6,114,037	(3,713,585)	42,915,678

(2,509,863)	(51,029,800)		161,195,028	(226,789,114)	(27,365,543)	6,042,763	(11,639,169)	44,283,936

242,589,108	293,618,908		1,618,163,755	1,844,952,869	113,392,487	107,349,724	256,422,229	212,138,293

$240,079,245	$242,589,108		$1,779,358,783	$1,618,163,755	$86,026,944	$113,392,487	$244,783,060	$256,422,229

$5,029	$1,360		$(293)	$217,765	$(15,832)	$(14,926)	$1,244	$(2,698)

Statements of Changes in Net Assets

	TCH Core Plus Bond Fund		High Yield Bond Fund		Government Money Market Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$30,966,093	$24,622,439	$658,231	$2,221,025	$40,597,171	$13,190,436
Net realized gain (loss) on investments	(4,328,218)	3,199,087	120,095	2,637,071	5,012	4,140
Net change in unrealized appreciation (depreciation) on investments	(29,057,856)	(7,556,515)	(571,851)	(2,865,438)	—	—

Change in net assets resulting from operations	(2,419,981)	20,265,011	206,475	1,992,658	40,602,183	13,194,576

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,839,668)	(10,958,410)	—	—	(7,871,988)	(2,102,345)
Advisor class of shares	(90,550)	(52,010)	(47,907)	(1,179,592)	—	—
Institutional/Premier class of shares	(29,417,453)	(14,084,186)	(610,733)	(1,041,433)	(32,725,383)	(11,088,991)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(61,171)	(1,604,981)	—	—	(1,030)	(873)
Advisor class of shares	(3,223)	(5,068)	—	—	—	—
Institutional/Premier class of shares	(897,387)	(1,455,998)	—	—	(3,782)	(2,367)

Change in net assets resulting from distributions to shareholders	(32,309,452)	(28,160,653)	(658,640)	(2,221,025)	(40,602,183)	(13,194,576)

Capital stock transactions:
Proceeds from sale of shares	239,674,446	781,831,952	1,065,544	4,246,536	19,536,951,159	14,334,494,569
Net asset value of shares issued to shareholders in payment of distributions declared	29,161,657	25,943,203	583,966	2,021,657	5,880,770	1,300,125
Cost of shares redeemed	(235,589,606)	(721,237,192)	(3,185,086)	(99,081,869)	(19,237,385,211)	(13,488,067,651)

Change in net assets resulting from capital stock transactions	33,246,497	86,537,963	(1,535,576)	(92,813,676)	305,446,718	847,727,043

Change in net assets	(1,482,936)	78,642,321	(1,987,741)	(93,042,043)	305,446,718	847,727,043

Net assets:
Beginning of period	1,047,334,288	968,691,967	13,313,349	106,355,392	3,083,603,374	2,235,876,331

End of period	$1,045,851,352	$1,047,334,288	$11,325,608	$13,313,349	$3,389,050,092	$3,083,603,374

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(16,047)	$(13,105)	$(3,660)	$(9,387)	$(341)	$(1,041)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017

$3,674,509	$1,896,315	$5,927,686	$2,440,138	$6,826,042	$3,082,655

—	68,798	2,160	265,930	2,235	1,934
—	—	—	—	14,697	41,402

3,674,509	1,965,113	5,929,846	2,706,068	6,842,974	3,125,991

(698,806)	(273,064)	(2,562,944)	(908,840)	(20,183)	(6,848)
—	—	—	—	—	—
(2,975,703)	(1,656,960)	(3,364,758)	(1,531,386)	(6,805,848)	(3,075,841)

—	(20,917)	(1,052)	(603)	(8)	(6)
—	—	—	—	—	—
—	(76,487)	(1,084)	(685)	(2,285)	(1,894)

(3,674,509)	(2,027,428)	(5,929,838)	(2,441,514)	(6,828,324)	(3,084,589)

760,794,015	705,359,534	810,980,414	783,415,206	1,224,837,730	914,326,979

574,205	275,718	2,146,096	780,900	1,189,143	8,930
(694,856,500)	(794,823,978)	(720,222,805)	(1,988,344,911)	(1,145,851,073)	(928,963,735)

66,511,720	(89,188,726)	92,903,705	(1,204,148,805)	80,175,800	(14,627,826)

66,511,720	(89,251,041)	92,903,713	(1,203,884,251)	80,190,450	(14,586,424)

314,801,413	404,052,454	368,588,767	1,572,473,018	401,623,960	416,210,384

$381,313,133	$314,801,413	$461,492,480	$368,588,767	$481,814,410	$401,623,960

$(24,201)	$(24,201)	$(23,967)	$(24,062)	$16,438	$16,452

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
								Net asset value, end of period	Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (4)
Large-Cap Growth Fund
2018	$17.46	$0.07	$4.42	$4.49	$—	$(1.00)	$(1.00)	$20.95	26.78%	0.92%	0.91%	0.28%	$65,365	57%
2017	15.34	0.06	3.03	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.34	74,359	75
2016	16.26	0.03	1.44	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.23	163,712	70
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
Intermediate Tax-Free Fund
2018	11.37	0.30	(0.24)	0.06	(0.30)	(0.00)	(0.30)	11.13	0.53	0.55	0.55	2.65	870,195	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.78	0.57	0.55	2.55	975,664	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.19	1,241,387	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
Strategic Income Fund
2018	9.45	0.38	(0.37)	0.04	(0.41)	—	(0.41)	9.08	0.37	0.91	0.80	4.09	59,724	33
2017	9.43	0.23	0.08	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	2.46	73,488	65
2016	9.31	0.21	0.17	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.28	85,665	13
2015	9.36	0.22	—	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
TCH Corporate Income Fund
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.05	0.63	0.59	3.08	102,523	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.70	120,745	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.65	82,643	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
TCH Core Plus Bond Fund
2018	11.79	0.32	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.70	61,251	45
2017	11.89	0.24	(0.02)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.37	68,946	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	3.00	508,030	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
Government Money Market Fund
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.50	0.45	1.03	747,981	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.24	0.50	0.42	0.24	814,242	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.29	0.01	268,417	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
Tax-Free Money Market Fund
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.56	0.45	0.79	75,889	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.37	0.57	0.45	0.33	76,029	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.53	0.26	0.03	90,098	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.20	0.01	131,175	—
Prime Money Market Fund
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.25	0.52	0.45	1.24	193,006	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.42	0.53	0.45	0.36	202,251	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.18	0.01	1,356,875	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
								Net asset value, end of period	Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (4)
Institutional Prime Money Market Fund
2018	$1.0001	$0.0128	$0.0000	$0.0128	$(0.0128)	$(0.0000)	$(0.0128)	$1.0001	1.29%	0.55%	0.45%	1.31%	$2,401	—%
2017(5)	1.00	0.0049	0.0001	0.0050	(0.0049)	(0.0000)	(0.0049)	1.0001	0.50	0.55	0.45	0.50	1,421	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)				Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
									Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2018	$14.36	$0.19	$1.76	$1.95	$(0.20)	$(0.39)	$(0.59)	$15.72	13.96%	1.03%	0.90%	1.25%	$25,571	43%
2017	13.79	0.20	0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
2014(5)	12.74	0.04	0.47	0.51	(0.05)	—	(0.05)	13.20	4.03	1.02	0.90	1.17	26	47
Dividend Income Fund
2018	14.51	0.28	2.67	2.95	(0.30)	(1.70)	(2.00)	15.46	21.90	1.04	0.90	2.07	6,092	39
2017(6)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
2014(5)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08	0.90	2.09	26	45
Large-Cap Value Fund
2018	15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)	16.59	15.57	0.91	0.89	0.82	22,602	54
2017(6)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
2014(5)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23	1.23	0.83	27	68
Large-Cap Growth Fund
2018	17.46	0.05	4.45	4.50	—	(1.00)	(1.00)	20.96	26.84	0.91	0.88	0.32	860	57
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
2014(5)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24	1.24	0.17	26	67
Mid-Cap Value Fund
2018	11.91	0.11	1.17	1.28	(0.05)	(0.50)	(0.55)	12.64	10.89	1.25	1.24	0.79	55,151	64
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
2014(5)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20	1.20	0.31	27	30
Mid-Cap Growth Fund
2018	14.79	(0.08)	4.24	4.16	—	(0.99)	(0.99)	17.96	29.40	1.31	1.24	(0.43)	16,399	63
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
2014(5)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24	1.24	(0.63)	26	57
Small-Cap Value Fund
2018	13.30	0.03	2.57	2.60	—	(1.12)	(1.12)	14.78	20.32	1.41	1.24	0.25	4,741	70
2017(6)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53
2014(5)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46	1.24	(0.14)	26	43
Small-Cap Core Fund
2018	13.22	(0.01)	2.73	2.72	—	(0.83)	(0.83)	15.11	21.20	1.62	1.15	(0.04)	2,988	89
2017	11.57	(0.02)	1.88	1.86	(0.01)	(0.20)	(0.21)	13.22	16.09	1.83	1.15	(0.18)	2,612	90
2016	10.41	0.02	1.22	1.24	—	(0.08)	(0.08)	11.57	11.97	2.54	1.15	0.19	647	70
2015	10.38	(0.01)	0.04	0.03	—	—	—	10.41	0.29	5.02	1.15	(0.28)	629	64
2014(5)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82	1.15	(0.30)	26	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain		Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)						Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Total return (2)(3)	Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Small-Cap Growth Fund
2018	$18.37	$(0.12)	$5.43	$5.31	$—	$(2.08)		$(2.08)	$21.60	31.55%	1.28%		1.24%		(0.47)%	$53,772	80%
2017(7)	17.79	(0.06)	0.64	0.58	—	—		—	18.37	3.26	1.24		1.24		(0.97)	57,737	197
Global Low Volatility Equity Fund
2018	13.16	(0.15)	1.46	1.31	(0.34)	(0.13)		(0.47)	14.00	10.21	1.46		1.10		1.50	339	34
2017(8)	12.61	0.14	0.66	0.80	(0.17)	(0.08)		(0.25)	13.16	6.59	1.52		1.10		1.96	997	74
2016(8)	11.31	0.11	1.25	1.36	(0.06)	(0.00)		(0.06)	12.61	12.11	1.63		1.10		2.04	266	36
2015(8)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)		(0.13)	11.31	(0.28)	5.76		1.10		2.38	142	31
2014(5)(8)	11.12	0.05	0.30	0.35	—	—		—	11.47	3.15	11.55		1.10		1.53	26	29
Disciplined International Equity Fund
2018(8)	11.17	0.21	(0.22)	(0.01)	(0.22)	—		(0.22)	10.94	(0.15)	1.27		1.15		2.11	186	52
2017(8)	9.56	0.20	1.66	1.86	(0.25)	—		(0.25)	11.17	19.97	1.39		1.15		1.98	149	77
2016(8)(9)	10.00	0.23	(0.67)	(0.44)	—	—		—	9.56	(4.40)	1.45		1.15		2.53	125	64
Pyrford International Stock Fund
2018(8)	13.16	(0.09)	0.36	0.27	—	—		—	13.43	2.05	1.20		1.18		2.88	6,037	20
2017(6)(8)	12.18	0.40	0.83	1.23	(0.25)	—		(0.25)	13.16	10.38	1.30		1.21		3.11	891	33
2016(8)	11.74	0.33	0.35	0.68	(0.24)	—		(0.24)	12.18	5.96	1.31		1.24		0.92	88	12
2015(8)	13.11	0.05	(1.34)	(1.29)	(0.08)	—		(0.08)	11.74	(9.86)	1.28		1.24		2.79	817	9
2014(5)(8)	13.13	0.07	(0.09)	(0.02)	—	—		—	13.11	(0.15)	1.28		1.24		1.95	25	6
LGM Emerging Markets Equity Fund
2018(8)	15.93	0.14	(0.03)	0.11	—	—		—	16.04	0.69	1.55		1.40		0.84	4,983	22
2017(6)(8)	14.04	0.13	1.82	1.95	(0.06)	—		(0.06)	15.93	14.03	1.63		1.40		0.96	4,776	40
2016(8)	12.12	0.16	1.86	2.02	(0.10)	—		(0.10)	14.04	16.88	1.64		1.40		0.92	51,879	24
2015(8)	14.30	0.08	(2.09)	(2.01)	(0.17)	—		(0.17)	12.12	(14.18)	1.59		1.40		2.01	63,966	25
2014(5)(8)	13.69	0.08	0.53	0.61	—	—		—	14.30	4.46	1.66		1.40		2.05	26	38
Alternative Strategies Fund
2018	10.74	(0.14)	(0.20)	(0.34)	—	(0.67	)(12)	(0.67)	9.73	(3.53)	3.08	(10)	2.33	(10)	(0.74)	70	122
2017(8)	10.30	(0.18)	0.62	0.44	—	—		—	10.74	4.27	3.65	(10)	2.95	(10)	(0.93)	157	251
2016(8)	10.40	(0.23)	0.23	0.00	—	(0.10)		(0.10)	10.30	(0.02)	3.88	(10)	3.07	(10)	1.11	286	279
2015(8)(11)	10.00	(0.06)	0.46	0.40	—	—		—	10.40	4.00	4.94	(10)	2.72	(10)	(1.07)	1,011	119
Global Long/Short Equity Fund
2018(8)	12.22	0.00	0.21	0.21	(0.01)	(0.42)		(0.43)	12.00	1.61	3.71	(10)	2.47	(10)	0.02	801	79
2017(8)	10.68	0.01	1.66	1.67	(0.04)	(0.09)		(0.13)	12.22	15.77	5.05	(10)	2.42	(10)	0.03	730	42
2016(8)	10.00	0.03	0.65	0.68	—	—		—	10.68	6.80	9.46	(10)	2.36	(10)	0.46	510	45
Ultra Short Tax-Free Fund
2018	10.08	0.10	0.00	0.10	(0.10)	(0.01)		(0.11)	10.07	0.95	0.62		0.55		0.99	27,434	156
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)		(0.08)	10.08	0.80	0.64		0.55		0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)		(0.05)	10.08	0.50	0.64		0.55		0.39	25	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—		(0.04)	10.08	0.25	0.60		0.55		0.34	25	57
2014(5)	10.09	0.01	0.00	0.01	(0.01)	—		(0.01)	10.09	0.13	0.59		0.55		0.50	25	86
Short Tax-Free Fund
2018	10.22	0.14	(0.08)	0.06	(0.14)	—		(0.14)	10.14	0.62	0.67		0.55		1.40	6,502	95
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)		(0.13)	10.22	1.08	0.76		0.55		1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)		(0.13)	10.24	1.69	0.77		0.55		1.04	1,151	39
2015	10.20	0.12	0.00	0.12	(0.12)	—		(0.12)	10.20	1.21	0.83		0.55		1.15	453	50
2014(5)	10.17	0.03	0.03	0.06	(0.03)	—		(0.03)	10.20	0.64	0.83		0.55		1.29	25	69

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)				Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
									Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Short-Term Income Fund
2018	$9.39	$0.17	$(0.12)	$0.05	$(0.17)	$—	$(0.17)	$9.27	0.56%	0.71%	0.60%	1.80%	$26,011	48%
2017	9.40	0.15	(0.01)	0.14	(0.15)	—	(0.15)	9.39	1.46	0.72	0.60	1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70	0.60	0.98	157	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69	0.60	1.02	25	29
2014(5)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71	0.60	1.10	25	43
Intermediate Tax-Free Fund
2018	11.37	0.30	(0.24)	0.06	(0.30)	—	(0.30)	11.13	0.53	0.55	0.55	2.65	14,701	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.79	0.57	0.55	2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.18	1,693	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.24	2,095	26
2014(5)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60	0.55	2.41	2,044	35
Strategic Income Fund
2018	9.45	0.37	(0.37)	0.03	(0.40)	—	(0.40)	9.08	0.37	0.92	0.80	4.09	13,602	33
2017	9.43	0.28	0.03	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.27	32	13
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	26	44
2014(5)	9.35	0.03	0.05	0.08	(0.07)	—	(0.07)	9.36	0.86	0.94	0.80	2.38	25	129
TCH Corporate Income Fund
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.06	0.63	0.59	3.15	1,864	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.63	1,384	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.77	66	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	25	26
2014(5)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72	0.59	2.92	25	25
TCH Core Plus Bond Fund
2018	11.79	0.31	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.69	3,032	45
2017	11.89	0.28	(0.06)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	2.99	1,434	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.71	312	25
2014(5)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60	0.59	2.74	25	44
High Yield Bond Fund
2018	9.58	0.48	(0.33)	0.15	(0.48)	—	(0.48)	9.25	1.62	2.00	0.90	5.12	864	37
2017	9.49	0.44	0.15	0.59	(0.50)	—	(0.50)	9.58	6.37	1.42	0.90	5.26	1,010	47
2016	9.41	0.48	0.08	0.56	(0.48)	—	(0.48)	9.49	6.22	1.21	0.90	5.15	72,010	51
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46
2014(5)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(6)	Calculated using the average shares method.
(7)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(8)	Redemption fees consisted of per share amounts less than $0.01.
(9)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(10)

Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2018	2.75%	2.00%	2018	2.83%	1.60%
2017	2.85	2.15	2017	4.23	1.60
2016	3.05	2.20	2016	8.70	1.60
2015	4.42	2.20

(11)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(12)	Includes distribution to shareholders for return of capital in the amount of $0.09 per share.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)				Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
									Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2018	$14.42	$0.24	$1.74	$1.98	$(0.24)	$(0.39)	$(0.63)	$15.77	14.12%	0.78%	0.65%	1.52%	$102,815	43%
2017	13.84	0.24	0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
2014	11.28	0.18	2.05	2.23	(0.18)	(0.11)	(0.29)	13.22	19.97	0.89	0.65	1.49	57,421	47
Dividend Income Fund
2018	14.47	0.34	2.64	2.98	(0.34)	(1.70)	(2.04)	15.41	22.17	0.79	0.65	2.31	149,009	39
2017(5)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
Large-Cap Value Fund
2018	15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)	16.61	15.83	0.67	0.64	1.64	287,685	54
2017(5)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
Large-Cap Growth Fund
2018	17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)	21.17	27.19	0.67	0.64	0.56	279,227	57
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
Mid-Cap Value Fund
2018	11.89	0.13	1.18	1.31	(0.12)	(0.50)	(0.62)	12.58	11.21	1.00	0.99	1.04	113,786	64
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
Mid-Cap Growth Fund
2018	15.39	(0.03)	4.42	4.39	—	(0.99)	(0.99)	18.79	29.76	1.06	0.99	(0.18)	89,028	63
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
Small-Cap Value Fund
2018	13.47	0.07	2.61	2.68	—	(1.12)	(1.12)	15.03	20.67	1.16	0.99	0.49	56,848	70
2017(5)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43
Small-Cap Core Fund
2018	13.30	0.03	2.74	2.77	(0.01)	(0.83)	(0.84)	15.23	21.46	1.37	0.90	0.21	21,407	89
2017	11.64	0.01	1.89	1.90	(0.04)	(0.20)	(0.24)	13.30	16.33	1.58	0.90	0.14	17,049	90
2016	10.45	0.03	1.25	1.28	(0.01)	(0.08)	(0.09)	11.64	12.37	2.29	0.90	0.44	10,780	70
2015	10.40	0.02	0.03	0.05	—	—	—	10.45	0.48	4.77	0.90	0.17	3,632	64
2014(6)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75	0.90	(0.03)	3,030	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain		Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)						Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Total return (2)(3)	Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Small-Cap Growth Fund
2018	$19.00	$(0.03)	$5.59	$5.56	$—	$(2.08)		$(2.08)	$22.48	31.83%	1.02%		0.99%		(0.21)%	$99,311	80%
2017	16.62	(0.14)	2.52	2.38	—	—		—	19.00	14.32	1.02		1.02		(0.37)	81,259	197
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)		(1.24)	16.62	(3.72)	1.18		1.18		(0.21)	179,726	63
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)		(3.79)	18.60	(1.27)	1.15		1.15		(0.35)	339,016	59
2014	22.55	(0.02)	3.16	3.14	—	(2.94)		(2.94)	22.75	14.69	1.15		1.15		(0.09)	363,988	82
Global Low Volatility Equity Fund
2018	13.20	0.30	1.05	1.35	(0.37)	(0.13)		(0.50)	14.05	10.44	1.19		0.85		1.94	30,205	34
2017(7)	12.65	0.19	0.64	0.83	(0.20)	(0.08)		(0.28)	13.20	6.76	1.27		0.85		1.98	48,221	74
2016(7)	11.34	0.07	1.33	1.40	(0.09)	(0.00)		(0.09)	12.65	12.44	1.38		0.85		2.26	38,909	36
2015(7)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)		(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
2014(7)(8)	10.00	0.07	1.43	1.50	—	—		—	11.50	15.00	13.27		0.85		1.76	3,947	29
Disciplined International Equity Fund
2018(7)	11.19	0.26	(0.25)	0.01	(0.24)	—		(0.24)	10.96	0.05	1.03		0.90		2.33	77,339	52
2017(7)	9.58	0.25	1.64	1.89	(0.28)	—		(0.28)	11.19	20.30	1.14		0.90		2.13	72,239	77
2016(7)(9)	10.00	0.23	(0.65)	(0.42)	—	—		—	9.58	(4.20)	1.20		0.90		2.51	67,434	64
Pyrford International Stock Fund
2018(7)	13.21	0.37	(0.06)	0.31	(0.34)	—		(0.34)	13.18	2.34	0.96		0.94		2.41	485,053	20
2017(5)(7)	12.22	0.32	0.94	1.26	(0.27)	—		(0.27)	13.21	10.68	1.05		0.96		2.59	593,746	33
2016(7)	11.78	0.35	0.36	0.71	(0.27)	—		(0.27)	12.22	6.21	1.06		0.99		2.44	485,787	12
2015(7)	13.14	0.22	(1.48)	(1.26)	(0.10)	—		(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
2014(7)	12.10	0.39	1.27	1.66	(0.59)	(0.03)		(0.62)	13.14	14.00	1.02		0.99		3.32	272,486	6
LGM Emerging Markets Equity Fund
2018(7)	15.97	0.19	(0.04)	0.15	(0.13)	—		(0.13)	15.99	0.92	1.29		1.15		1.20	201,835	22
2017(5)(7)	14.08	0.15	1.84	1.99	(0.10)	—		(0.10)	15.97	14.36	1.38		1.15		1.04	157,581	40
2016(7)	12.16	0.15	1.90	2.05	(0.13)	—		(0.13)	14.08	17.12	1.39		1.15		1.07	78,851	24
2015(7)	14.33	0.16	(2.13)	(1.97)	(0.20)	—		(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
2014(7)	12.61	0.23	1.71	1.94	(0.22)	—		(0.22)	14.33	15.57	1.30		1.15		1.89	111,807	38
Alternative Strategies Fund
2018	10.81	(0.05)	(0.27)	(0.32)	—	(0.67	)(12)	(0.67)	9.82	(3.31)	2.79	(10)	2.08	(10)	(0.42)	73,250	122
2017(7)	10.33	(0.09)	0.57	0.48	—	—		—	10.81	4.65	3.40	(10)	2.70	(10)	(0.67)	95,583	251
2016(7)	10.42	(0.05)	0.07	0.02	(0.01)	(0.10)		(0.11)	10.33	0.16	3.63	(10)	2.82	(10)	(0.75)	109,128	279
2015(7)(11)	10.00	(0.08)	0.50	0.42	—	—		—	10.42	4.20	4.69	(10)	2.47	(10)	(1.11)	34,261	119
Global Long/Short Equity Fund
2018(7)	12.25	0.04	0.20	0.24	(0.03)	(0.42)		(0.45)	12.04	1.91	3.47	(10)	2.22	(10)	0.28	9,148	79
2017(7)	10.70	0.05	1.66	1.71	(0.07)	(0.09)		(0.16)	12.25	16.10	4.80	(10)	2.17	(10)	0.27	8,967	42
2016(7)(9)	10.00	0.04	0.66	0.70	—	—		—	10.70	7.00	9.21	(10)	2.11	(10)	0.50	3,717	45
Ultra Short Tax-Free Fund
2018	10.08	0.13	(0.01)	0.12	(0.13)	(0.01)		(0.14)	10.06	1.10	0.37		0.30		1.25	572,669	156
2017	10.07	0.10	0.02	0.12	(0.10)	(0.01)		(0.11)	10.08	1.15	0.39		0.30		0.94	625,691	126
2016	10.08	0.07	0.00	0.07	(0.07)	(0.01)		(0.08)	10.07	0.65	0.39		0.30		0.65	548,641	56
2015	10.09	0.06	(0.01)	0.05	(0.06)	—		(0.06)	10.08	0.50	0.35		0.30		0.59	702,324	57
2014	10.04	0.09	0.05	0.14	(0.09)	(0.00)		(0.09)	10.09	1.35	0.34		0.30		0.82	663,538	86
Short Tax-Free Fund
2018	10.22	0.16	(0.08)	0.08	(0.16)	—		(0.16)	10.14	0.77	0.48		0.40		1.56	182,022	95
2017	10.25	0.14	(0.03)	0.11	(0.14)	(0.00)		(0.14)	10.22	1.14	0.51		0.40		1.39	175,454	93
2016	10.20	0.13	0.07	0.20	(0.13)	(0.02)		(0.15)	10.25	1.94	0.52		0.40		1.18	168,592	39
2015	10.21	0.14	(0.01)	0.13	(0.14)	—		(0.14)	10.20	1.26	0.58		0.40		1.32	105,734	50
2014	9.95	0.15	0.26	0.41	(0.15)	—		(0.15)	10.21	4.12	0.62		0.40		1.45	78,050	69

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)				Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
									Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Short-Term Income Fund
2018	$9.40	$0.20	$(0.11)	$0.09	$(0.20)	$—	$(0.20)	$9.29	0.92%	0.46%	0.35%	2.06%	$214,068	48%
2017	9.42	0.17	(0.02)	0.15	(0.17)	—	(0.17)	9.40	1.60	0.47	0.35	1.76	209,278	53
2016	9.35	0.11	0.09	0.20	(0.13)	—	(0.13)	9.42	2.12	0.45	0.35	1.16	234,507	64
2015	9.42	0.12	(0.06)	0.06	(0.13)	—	(0.13)	9.35	0.69	0.44	0.35	1.24	263,894	29
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43	0.35	1.35	142,526	43
Intermediate Tax-Free Fund
2018	11.37	0.32	(0.25)	0.07	(0.32)	—	(0.32)	11.12	0.68	0.31	0.31	2.88	894,463	45
2017	11.60	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)	11.37	1.11	0.32	0.32	2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32	0.32	2.43	601,873	42
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32	0.32	2.46	559,937	26
2014	10.66	0.31	0.59	0.90	(0.31)	(0.00)	(0.31)	11.25	8.50	0.36	0.36	2.77	396,291	35
Strategic Income Fund
2018	9.44	0.40	(0.36)	0.07	(0.43)	—	(0.43)	9.08	0.72	0.67	0.55	4.31	12,701	33
2017	9.42	0.27	0.06	0.33	(0.31)	—	(0.31)	9.44	3.58	0.65	0.55	2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)	—	(0.29)	9.42	4.32	0.61	0.55	2.53	21,663	13
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68	0.55	2.61	22,981	44
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67	0.55	2.45	28,473	129
TCH Corporate Income Fund
2018	13.19	0.42	(0.39)	0.03	(0.42)	(0.02)	(0.44)	12.78	0.19	0.45	0.45	3.24	140,395	31
2017	13.15	0.37	0.15	0.52	(0.37)	(0.11)	(0.48)	13.19	4.07	0.46	0.46	2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)	(0.05)	(0.51)	13.15	11.28	0.47	0.47	3.77	129,429	62
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45	0.45	2.97	162,107	26
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49	0.49	3.50	121,773	25
TCH Core Plus Bond Fund
2018	11.78	0.34	(0.37)	(0.03)	(0.34)	(0.01)	(0.35)	11.40	(0.20)	0.33	0.33	2.95	981,569	45
2017	11.89	0.31	(0.07)	0.24	(0.31)	(0.04)	(0.35)	11.78	2.08	0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)	(0.00)	(0.38)	11.89	7.63	0.34	0.34	3.25	459,228	39
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
High Yield Bond Fund
2018	9.57	0.50	(0.33)	0.17	(0.50)	—	(0.50)	9.24	1.87	1.75	0.65	5.36	10,462	37
2017	9.49	0.52	0.08	0.60	(0.52)	—	(0.52)	9.57	6.53	1.17	0.65	5.50	12,303	47
2016	9.41	0.50	0.08	0.58	(0.50)	—	(0.50)	9.49	6.47	0.96	0.65	5.43	34,345	51
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	Calculated using the average shares method.
(6)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(7)	Redemption fees consisted of per share amounts less than $0.01.
(8)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(9)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(10)

Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2018	2.46%	1.75%	2018	2.60%	1.35%
2017	2.60	1.90	2017	3.98	1.35
2016	2.76	1.95	2016	8.45	1.35
2015	4.17	1.95

(11)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(12)	Includes distribution to shareholders for return of capital in the amount of $0.09 per share.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)				Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
									Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (4)
Government Money Market Fund
2018	$1.00	$0.01	$0.00	$0.01	$(0.01)	$—	$(0.01)	$1.00	1.30%	0.25%	0.20%	1.30%	$2,641,069	—%
2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	1.00	0.45	0.25	0.20	0.45	2,269,361	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
Tax-Free Money Market Fund
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.31	0.20	1.07	305,424	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
Prime Money Market Fund
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.50	0.27	0.20	1.52	268,487	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
Institutional Prime Money Market Fund
2018	1.0001	0.0153	0.00	0.0153	(0.0153)	(0.00)	(0.0153)	1.0001	1.54	0.29	0.20	1.55	479,413	—
2017(5)	1.00	0.0074	0.0001	0.0075	(0.0074)	(0.00)	(0.0074)	1.0001	0.75	0.30	0.20	0.74	400,203	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)				Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
									Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Large-Cap Value Fund
2018	$15.88	$(0.48)	$2.94	$2.46	$(0.27)	$(1.45)	$(1.72)	$16.62	16.07%	0.42%	0.39%	1.97%	$81,786	54%
2017(5)	14.17	0.26	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
2016(6)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2018	17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)	21.21	27.36	0.43	0.40	0.87	60,971	57
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(6)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2018	11.90	0.14	1.19	1.33	(0.13)	(0.50)	(0.63)	12.60	11.41	0.83	0.83	1.24	31,173	64
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
2014(7)	16.58	0.03	1.04	1.07	—	—	—	17.65	6.45	0.80	0.80	0.71	27	30
Mid-Cap Growth Fund
2018	15.46	—	4.44	4.44	—	(0.99)	(0.99)	18.91	29.96	0.88	0.84	—	23,005	63
2017	16.83	0.07	2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
2014(7)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2018	13.53	0.04	2.68	2.72	—	(1.12)	(1.12)	15.13	20.89	0.97	0.84	0.69	14,260	70
2017(5)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
2014(7)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2018(8)	13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)	13.20	2.55	0.81	0.79	3.32	155,368	20
2017(5)(8)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(8)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12
2015(8)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9
2014(7)(8)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	Calculated using the average shares method.
(6)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(7)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(8)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Class F-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Ratios to Average Net Assets (1)				Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
									Total return (2)(3)	Gross Expenses	Net Expenses (4)	Net investment income (4)
Pyrford International Stock Fund
2018(7)	$13.22	$0.04	$0.30	$0.34	$(0.36)	$—	$(0.36)	$13.20	2.55%	0.81%	0.79%	2.75%	$7,995	20%
2017(5)(6)(7)	13.21	0.12	(0.11)	0.01	—	—	—	13.22	0.08	0.88	0.79	3.52	26	33

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Calculated using the average shares method.
(6)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(7)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

August 31, 2018

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of August 31, 2018, the Corporation consisted of 42 portfolios, including 27 diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund(1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk,

Notes to Financial Statements (continued)

credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities in these circumstances. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year of substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been recognized in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale

BMO Funds

by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

Notes to Financial Statements (continued)

Redemption Fees—The International Funds impose a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of August 31, 2018:

Description	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.920%	$18,691,435

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of August 31, 2018 (1):

Description	Value
Atlantic Asset Securitization LLC, 2.239% (LIBOR 1 Month + 17 basis points), 2/21/2019(2)	$7,499,655
Atlantic Asset Securitization LLC, 2.303%, 9/20/2018(3)	5,992,717
Atlantic Asset Securitization LLC, 2.307% (LIBOR 1 Month + 24 basis points), 12/14/2018(2)	6,500,000
Atlantic Asset Securitization LLC, 2.363% (LIBOR 1 Month + 30 basis points), 11/16/2018(2)	6,650,000
Atlantic Asset Securitization LLC, 2.380% (LIBOR 1 Month + 30 basis points), 11/06/2018(2)	7,000,000
Bank of Nova Scotia, 2.280% (LIBOR 1 Month + 23 basis points), 9/17/2018(2)	5,000,720
Bedford Row Funding Corp., 2.353% (LIBOR 1 Month + 29 basis points), 3/15/2019(2)	7,500,000
Bedford Row Funding Corp., 2.367% (LIBOR 1 Month + 30 basis points), 4/11/2019(2)	5,500,000
Bedford Row Funding Corp., 2.381% (LIBOR 1 Month + 30 basis points), 9/12/2018(2)	7,250,000
Bedford Row Funding Corp., 2.400% (LIBOR 1 Month + 32 basis points), 6/06/2019(2)	8,500,000
Bedford Row Funding Corp., 2.413% (LIBOR 1 Month + 35 basis points), 2/15/2019(2)	7,500,000
Bedford Row Funding Corp., 2.467% (LIBOR 3 Month + 13 basis points), 6/27/2019(2)	7,500,000
BlackRock Liquidity Funds FedFund Portfolio, 1.933%, 9/04/2018	8,116,490
BMO Government Money Market Fund, 1.783%, 9/04/2018(4)	70,000,000
BMO Institutional Prime Money Market Fund, 1.977%, 9/04/2018(4)	310,031,000
Canadian Imperial Bank of Commerce/New York NY, 2.410% (LIBOR 3 Month + 10 basis points), 9/20/2019(2)	7,499,243
Cargill, Inc., 1.941%, 9/06/2018(3)	14,995,958
Coca-Cola Co., 2.441%, 1/09/2019(3)	4,956,305
Collateralized Commercial Paper Co. LLC, 2.478%, 2/12/2019(3)	6,378,011
Collateralized Commercial Paper Co. LLC, 2.493%, 1/14/2019(3)	9,412,006
Collateralized Commercial Paper Co. LLC, 2.545% (LIBOR 3 Month + 22 basis points), 12/20/2018(2)	5,000,000

Description	Value
Commonwealth Bank of Australia, 2.267% (LIBOR 1 Month + 20 basis points), 10/11/2018(2)	$5,500,000
Commonwealth Bank of Australia, 2.294% (LIBOR 1 Month + 21 basis points), 11/30/2018(2)	7,503,113
Credit Suisse New York, 2.304% (LIBOR 1 Month + 24 basis points), 9/10/2018(2)	7,850,738
Credit Suisse New York, 2.327% (LIBOR 1 Month + 26 basis points), 10/22/2018(2)	5,002,120
Equinor ASA, 1.950%, 9/04/2018(3)	9,998,375
General Electric Co., 1.940%, 9/04/2018(3)	19,996,767
General Electric Co., 1.940%, 9/05/2018(3)	19,995,689
General Electric Co., 1.941%, 9/06/2018(3)	7,497,979
HSBC Bank USA NA, 2.264% (LIBOR 1 Month + 26 basis points), 11/16/2018(2)	6,003,180
HSBC Bank USA NA, 2.287% (LIBOR 1 Month + 21 basis points), 11/20/2018(2)	7,503,202
HSBC Bank USA NA, 2.305% (LIBOR 1 Month + 24 basis points), 4/25/2019(2)	7,503,158
HSBC Bank USA NA, 2.320% (LIBOR 1 Month + 24 basis points), 12/04/2018(2)	12,756,604
John Deere Capital Corp., 2.051%, 9/13/2018(3)	8,175,410
JP Morgan Securities LLC, 2.511%, 2/25/2019(3)	7,408,550
Lexington Parker Capital Co. LLC, 2.029%, 9/04/2018(3)	17,497,042
Lexington Parker Capital Co. LLC, 2.051%, 9/05/2018(3)	7,498,292
Lexington Parker Capital Co. LLC, 2.065%, 9/07/2018(3)	17,493,979
Lexington Parker Capital Co. LLC, 2.101%, 9/12/2018(3)	7,495,188
Liberty Street Funding LLC, 2.271%, 11/16/2018(3)	12,440,361
Liberty Street Funding LLC, 2.381% (LIBOR 1 Month + 30 basis points), 11/02/2018(2)	6,500,000
LMA Americas LLC, 1.951%, 9/05/2018(3)	3,999,133
LMA Americas LLC, 1.971%, 9/13/2018(3)	10,742,941
LMA Americas LLC, 2.042%, 9/20/2018(3)	9,070,224
LMA Americas LLC, 2.307%, 10/15/2018(3)	7,478,917
LMA Americas LLC, 2.362%, 11/16/2018(3)	7,462,792
LMA Americas LLC, 2.517%, 2/04/2019(3)	5,440,655
Longship Funding DAC, 1.990%, 9/05/2018(3)	7,748,286
Longship Funding DAC, 1.991%, 9/06/2018(3)	9,997,236
Longship Funding DAC, 2.001%, 9/11/2018(3)	7,495,833

BMO Funds

Description	Value
Longship Funding DAC, 2.052%, 9/17/2018(3)	$8,991,800
Manhattan Asset Funding Co. LLC, 2.284%, 9/27/2018(3)	4,991,767
Manhattan Asset Funding Co. LLC, 2.390% (LIBOR 1 Month + 31 basis points), 11/05/2018(2)	7,500,000
Metlife Short Term Funding LLC, 2.207%, 10/22/2018(3)	9,968,833
Mitsubishi UFJ Trust & Banking Corp., 2.297% (LIBOR 1 Month + 23 basis points), 1/22/2019(2)	5,002,035
Mitsubishi UFJ Trust & Banking Corp., 2.345% (LIBOR 1 Month + 28 basis points), 1/25/2019(2)	9,005,526
Mizuho Bank Ltd., 2.255% (LIBOR 1 Month + 19 basis points), 3/11/2019(2)	6,999,608
Mizuho Bank Ltd., 2.327% (LIBOR 1 Month + 25 basis points), 12/18/2018(2)	7,501,905
Mizuho Bank Ltd., 2.473% (LIBOR 3 Month + 30 basis points), 4/30/2019(2)	7,507,252
Mizuho Bank Ltd., 2.503% (LIBOR 1 Month + 44 basis points), 10/10/2018(2)	5,002,150
MUFG Bank Ltd., 2.440% (LIBOR 1 Month + 38 basis points), 10/17/2018(2)	5,252,840
National Australia Bank Ltd., 2.273% (LIBOR 1 Month + 20 basis points), 10/29/2018(2)	10,000,000
Nordea Bank AB, 2.467% (LIBOR 1 Month + 40 basis points), 3/14/2019(2)	5,003,905
Old Line Funding LLC, 2.405% (LIBOR 1 Month + 34 basis points), 10/25/2018(2)	7,100,000
Old Line Funding LLC, 2.581% (LIBOR 1 Month + 50 basis points), 3/21/2019(2)	5,000,000
Regency Markets No. 1 LLC, 2.001%, 9/07/2018(3)	6,997,667
Regency Markets No. 1 LLC, 2.041%, 9/06/2018(3)	3,998,867
Regency Markets No. 1 LLC, 2.052%, 9/17/2018(3)	9,990,889
Sheffield Receivables Co. LLC, 2.104%, 10/01/2018(3)	9,982,500
Sheffield Receivables Co. LLC, 2.269%, 11/01/2018(3)	4,980,853
Sheffield Receivables Co. LLC, 2.291%, 11/14/2018(3)	4,976,567
Sheffield Receivables Co. LLC, 2.291%, 11/15/2018(3)	7,464,375
Sheffield Receivables Co. LLC, 2.335%, 12/07/2018(3)	4,968,744
Starbird Funding Corp., 1.950%, 9/04/2018(3)	9,998,375
Starbird Funding Corp., 2.281%, 11/14/2018(3)	7,962,671
Starbird Funding Corp., 2.356%, 12/18/2018(3)	7,447,350
Sumitomo Mitsui Banking Corp., 2.230% (LIBOR 1 Month + 17 basis points), 2/19/2019(2)	8,750,000
Sumitomo Mitsui Banking Corp., 2.273% (LIBOR 1 Month + 20 basis points), 3/28/2019(2)	7,499,655
Sumitomo Mitsui Banking Corp., 2.316% (LIBOR 1 Month + 25 basis points), 10/24/2018(2)	7,501,995

Description	Value
Swedbank, 1.961%, 9/11/2018(3)	$7,495,917
Swedbank, 2.001%, 9/12/2018(3)	13,791,567
Thunder Bay Funding LLC, 2.252% (LIBOR 1 Month + 17 basis points), 1/01/1900(2)	8,500,000
Thunder Bay Funding LLC, 2.317% (LIBOR 1 Month + 25 basis points), 1/14/2019(2)	10,000,000
Thunder Bay Funding LLC, 2.417% (LIBOR 1 Month + 34 basis points), 2/19/2019(2)	7,500,000
Thunder Bay Funding LLC, 2.449% (LIBOR 1 Month + 37 basis points), 3/07/2019(2)	5,850,000
Toronto-Dominion Bank, 2.245% (LIBOR 3 Month + 11 basis points), 10/18/2018(2)	12,506,412
Toronto-Dominion Bank, 2.272% (LIBOR 1 Month + 19 basis points), 10/03/2018(2)	5,000,000
Toronto-Dominion Bank, 2.353% (LIBOR 1 Month + 27 basis points), 2/08/2019(2)	7,500,000
Toronto-Dominion Bank, 2.400% (LIBOR 1 Month + 32 basis points), 9/05/2018(2)	6,450,393
Toronto-Dominion Bank, 2.469% (LIBOR 3 Month + 13 basis points), 7/16/2019(2)	7,499,325
Toronto-Dominion Bank, 2.497% (LIBOR 3 Month + 15 basis points), 4/23/2019(2)	5,000,000
Toyota Motor Credit Corp., 2.330% (LIBOR 1 Month + 25 basis points), 9/04/2018(2)	7,500,000
Toyota Motor Credit Corp., 2.357% (LIBOR 3 Month + 2 basis points), 1/03/2019(2)	7,500,000
Toyota Motor Credit Corp., 2.419% (LIBOR 3 Month + 8 basis points), 4/12/2019(2)	7,500,000
Toyota Motor Credit Corp., 2.450% (LIBOR 1 Month + 37 basis points), 10/03/2018(2)	5,000,000
Wal-Mart Stores, Inc., 1.971%, 9/10/2018(3)	7,496,306
Wal-Mart Stores, Inc., 1.972%, 9/19/2018(3)	7,992,120
Wells Fargo Bank NA, 2.299% (LIBOR 1 Month + 22 basis points), 10/05/2018(2)	6,501,898
Wells Fargo Bank NA, 2.307% (LIBOR 1 Month + 24 basis points), 11/09/2018(2)	7,253,451
Wells Fargo Bank NA, 2.371% (LIBOR 1 Month + 42 basis points), 10/09/2018(2)	7,754,076
Wells Fargo Bank NA, 2.476% (LIBOR 3 Month + 14 basis points), 6/28/2019(2)	7,499,970
Westpac Banking Corp., 2.254% (LIBOR 1 Month + 19 basis points), 9/10/2018(2)	7,500,000
Westpac Banking Corp., 2.370% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019(2)	6,699,678
Westpac Banking Corp., 2.469% (LIBOR 3 Month + 13 basis points), 1/09/2019(2)	5,501,667
Other	(447,793)

Total	$1,185,530,985

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of August 31, 2018.

(3)	Each issue shows the rate of the discount at the time of purchase.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

Notes to Financial Statements (continued)

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the year ended August 31, 2018, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of August 31, 2018.

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$126,587,939	$—	$—	$126,587,939
Short-Term Investments	1,494,204	57,761,573	—	59,255,777

Total	$128,082,143	$57,761,573	$—	$185,843,716

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$151,264,874	$—	$—	$151,264,874
Short-Term Investments	3,591,099	70,677,075	—	74,268,174

Total	$154,855,973	$70,677,075	$—	$225,533,048

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$383,464,731	$—	$—	$383,464,731
Short-Term Investments	7,482,313	159,109,849	—	166,592,162

Total	$390,947,044	$159,109,849	$—	$550,056,893

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$399,401,591	$—	$—	$399,401,591
Short-Term Investments	6,735,831	150,732,234	—	157,468,065

Total	$406,137,422	$150,732,234	$—	$556,869,656

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$197,529,311	$—	$—	$197,529,311
Short-Term Investments	2,420,873	93,348,421	—	95,769,294

Total	$199,950,184	$93,348,421	$—	$293,298,605

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$126,923,190	$—	$—	$126,923,190
Short-Term Investments	1,583,732	58,405,407	—	59,989,139

Total	$128,506,922	$58,405,407	$—	$186,912,329

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$74,410,602	$—	$—	$74,410,602
Short-Term Investments	1,486,191	36,689,352	—	38,175,543

Total	$75,896,793	$36,689,352	$—	$112,586,145

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$23,949,570	$—	$—	$23,949,570
Short-Term Investments	440,742	11,219,203	—	11,659,945

Total	$24,390,312	$11,219,203	$—	$35,609,515

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$151,614,386	$—	$—	$151,614,386
Short-Term Investments	2,038,642	68,845,157	—	70,883,799

Total	$153,653,028	$68,845,157	$—	$222,498,185

BMO Funds

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$52,381	$—	$—	$52,381
Bermuda	358,547	—	—	358,547
Brazil	175,120	—	—	175,120
Canada	2,905,384	—	—	2,905,384
Cayman Islands	458,029	—	—	458,029
China	318,371	—	—	318,371
Czech Republic	819,521	—	—	819,521
Denmark	194,864	—	—	194,864
France	32,712	—	—	32,712
Germany	222,879	—	—	222,879
Guernsey	576,096	—	—	576,096
Hong Kong	2,680,954	—	—	2,680,954
Hungary	133,525	—	—	133,525
Israel	592,959	—	—	592,959
Japan	2,459,197	—	—	2,459,197
Malaysia	1,420,621	—	—	1,420,621
Netherlands	217,834	—	—	217,834
New Zealand	989,882	—	—	989,882
Philippines	571,660	—	—	571,660
Singapore	1,229,211	—	—	1,229,211
Switzerland	404,018	—	—	404,018
Taiwan	780,068	—	—	780,068
Thailand	208,376	—	—	208,376
United Kingdom	118,951	—	—	118,951
United States	12,191,421	—	—	12,191,421
Common Stock Units	109,822	—	—	109,822
Short-Term Investments	2,178,530	—	—	2,178,530

Total	$32,400,933	$—	$—	$32,400,933

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,541,144	$—	$—	$5,541,144
Belgium	155,901	—	—	155,901
Cayman Islands	377,023	—	—	377,023
Denmark	2,381,433	—	—	2,381,433
Finland	2,143,230	—	—	2,143,230
France	8,744,801	—	—	8,744,801
Germany	5,517,159	—	—	5,517,159
Hong Kong	5,434,290	—	—	5,434,290
Italy	945,567	—	—	945,567
Japan	16,024,118	—	—	16,024,118
Jersey	2,488,517	—	—	2,488,517
Luxembourg	321,142	—	—	321,142
Netherlands	3,464,661	—	—	3,464,661
New Zealand	169,195	—	—	169,195
Norway	3,755,348	—	—	3,755,348
Portugal	133,003	—	—	133,003
Singapore	841,748	—	—	841,748
Spain	1,065,149	—	—	1,065,149
Sweden	337,686	—	—	337,686
Switzerland	4,269,211	—	—	4,269,211
United Kingdom	8,723,029	—	—	8,723,029
Exchange Traded Funds	1,274,200	—	—	1,274,200
Limited Partnership Units	334,400	—	—	334,400
Short-Term Investments	3,435,698	—	—	3,435,698

Total	$77,877,653	$—	$—	$77,877,653

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$620,104,210	$—	$—	$620,104,210
Preferred Stocks(1)	11,579,563	—	—	11,579,563
Short-Term Investments	30,412,487	—	—	30,412,487

Total	$662,096,260	$—	$—	$662,096,260

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,926,420	$—	$—	$2,926,420
Chile	2,575,138	—	—	2,575,138
China	17,799,780	—	—	17,799,780
Egypt	8,376,478	—	—	8,376,478
Hong Kong	22,384,811	—	—	22,384,811
India	44,706,473	—	—	44,706,473
Indonesia	17,611,325	—	—	17,611,325
Malaysia	8,103,319	—	—	8,103,319
Mexico	14,616,173	—	—	14,616,173
Nigeria	1,511,651	—	—	1,511,651
Peru	2,899,448	—	—	2,899,448
Philippines	8,772,705	—	—	8,772,705
Russia	8,469,236	—	—	8,469,236
South Africa	16,627,643	—	—	16,627,643
Taiwan	6,751,262	—	—	6,751,262
Thailand	2,149,770	—	—	2,149,770
Turkey	537,589	—	—	537,589
United States	4,001,220	—	—	4,001,220
Vietnam	3,881,479	—	—	3,881,479
Common Stock Units	5,338,108	—	—	5,338,108
Short-Term Investments	9,191,745	—	—	9,191,745

Total	$209,231,773	$—	$—	$209,231,773

	Alternative Strategies Fund(2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$132,491	$—	$—	$132,491
Bermuda	901,411	—	—	901,411
Canada	2,960,890	—	—	2,960,890
China	180,401	—	—	180,401
Denmark	176,954	—	—	176,954
France	214,360	—	—	214,360
Germany	22,987	—	—	22,987
Indonesia	305,421	—	—	305,421
Ireland	1,796,176	—	—	1,796,176
Italy	79,707	—	—	79,707
Japan	1,477,786	—	—	1,477,786
Jersey	62,241	—	—	62,241
Luxembourg	215,789	—	—	215,789
Netherlands	177,230	—	—	177,230
New Zealand	216,042	—	—	216,042
Norway	273,929	—	—	273,929
Panama	71,306	—	—	71,306
Poland	83,610	—	—	83,610
South Korea	447,097	—	—	447,097
Sweden	67,716	—	—	67,716
Switzerland	141,611	—	—	141,611
Taiwan	280,693	—	—	280,693
United Kingdom	740,531	—	—	740,531
United States	39,309,896	—	—	39,309,896
Corporate Bonds & Notes	—	—	—	—
Purchased Options	117,942	—	—	117,942
Short-Term Investments	24,540,402	—	—	24,540,402

Total	$74,994,619	$—	$—	$74,994,619

Liabilities-Short
Common Stocks
Australia	$47,936	$—	$—	$47,936
Canada	637,836	—	—	637,836
Cayman Islands	10,805	—	—	10,805
Denmark	241,790	—	—	241,790
Finland	29,886	—	—	29,886
France	187,048	—	—	187,048
Germany	354,799	—	—	354,799
Japan	2,598,287	—	—	2,598,287
Netherlands	660,487	—	—	660,487
Norway	43,059	—	—	43,059
Spain	431,544	—	—	431,544
Sweden	460,129	—	—	460,129
Switzerland	237,576	—	—	237,576
United Kingdom	617,950	—	—	617,950
United States	10,752,778	—	—	10,752,778
Exchange Traded Funds	1,563,424	—	—	1,563,424
Written Options	104,177	—	—	104,177

Total	$18,979,511	$—	$—	$18,979,511

Notes to Financial Statements (continued)

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$75,239	$—	$—	$75,239
Bermuda	278,661	—	—	278,661
Canada	1,289,071	—	—	1,289,071
China	22,755	—	—	22,755
Denmark	102,082	—	—	102,082
France	121,415	—	—	121,415
Germany	12,591	—	—	12,591
Indonesia	177,625	—	—	177,625
Italy	45,237	—	—	45,237
Japan	825,543	—	—	825,543
Jersey	35,273	—	—	35,273
Luxembourg	122,437	—	—	122,437
Netherlands	106,229	—	—	106,229
New Zealand	123,435	—	—	123,435
Norway	158,397	—	—	158,397
Panama	40,450	—	—	40,450
Poland	47,526	—	—	47,526
South Korea	255,117	—	—	255,117
Sweden	57,341	—	—	57,341
Switzerland	82,482	—	—	82,482
Taiwan	162,503	—	—	162,503
United Kingdom	292,880	—	—	292,880
United States	5,337,949	—	—	5,337,949
Short-Term Investments	3,727,877	—	—	3,727,877

Total	$13,500,115	$—	$—	$13,500,115

Liabilities-Short
Common Stocks
Australia	$24,607	$—	$—	$24,607
Cayman Islands	6,132	—	—	6,132
Finland	16,383	—	—	16,383
Germany	195,070	—	—	195,070
Japan	1,441,325	—	—	1,441,325
Netherlands	84,320	—	—	84,320
Norway	25,111	—	—	25,111
Spain	63,162	—	—	63,162
Sweden	101,710	—	—	101,710
Switzerland	17,135	—	—	17,135
United Kingdom	265,015	—	—	265,015
United States	1,402,246	—	—	1,402,246

Total	$3,642,216	$—	$—	$3,642,216

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$583,732,697	$—	$583,732,697
Short-Term Investments	159,901	22,322,929	—	22,482,830

Total	$159,901	$606,055,626	$—	$606,215,527

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$189,667,410	$—	$189,667,410
Mutual Funds	875,303	—	—	875,303
Short-Term Investments	121,200	—	—	121,200

Total	$996,503	$189,667,410	$—	$190,663,913

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$56,300,881	$—	$56,300,881
Certificates of Deposit	—	3,348,522	—	3,348,522
Collateralized Mortgage Obligations	—	17,360,976	—	17,360,976
Commercial Mortgage Securities	—	14,646,370	—	14,646,370
Corporate Bonds & Notes	—	105,418,048	—	105,418,048
Mutual Funds	1,007,665	—	—	1,007,665
U.S. Government & U.S. Government Agency Obligations	—	28,028,322	—	28,028,322
U.S. Government Agency-Mortgage Securities	—	2,469,654	—	2,469,654
Short-Term Investments	3,242,065	46,427,517	—	49,669,582

Total	$4,249,730	$274,000,290	$—	$278,250,020

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,758,008,770	$—	$1,758,008,770
Mutual Funds	15,526,002	—	—	15,526,002
Short-Term Investments	85,922	—	—	85,922

Total	$15,611,924	$1,758,008,770	$—	$1,773,620,694

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,444,482	$—	$3,444,482
Collateralized Mortgage Obligations	—	9,114,182	—	9,114,182
Commercial Mortgage Securities	—	6,042,163	—	6,042,163
Corporate Bonds & Notes	—	51,212,215	—	51,212,215
U.S. Government & U.S. Government Agency Obligations	—	1,997,711	—	1,997,711
U.S. Government Agency-Mortgage Securities	—	9,428,121	—	9,428,121
Short-Term Investments	5,787,248	21,425,129	—	27,212,377

Total	$5,787,248	$102,664,003	$—	$108,451,251

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$235,742,115	$—	$235,742,115
Municipals	—	534,320	—	534,320
U.S. Government & U.S. Government Agency Obligations	—	1,423,535	—	1,423,535
Short-Term Investments	4,850,884	50,798,784	—	55,649,668

Total	$4,850,884	$288,498,754	$—	$293,349,638

BMO Funds

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$27,948,720	$—	$27,948,720
Commercial Mortgage Securities	—	44,226,197	—	44,226,197
Corporate Bonds & Notes	—	473,299,731	—	473,299,731
Municipals	—	320,592	—	320,592
U.S. Government & U.S. Government Agency Obligations	—	254,911,025	—	254,911,025
U.S. Government Agency-Mortgage Securities	—	198,295,197	—	198,295,197
Short-Term Investments	40,862,111	363,577,000	—	404,439,111

Total	$40,862,111	$1,362,578,462	$—	$1,403,440,573

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,405,546	$—	$10,405,546
Short-Term Investments	813,997	4,935,287	—	5,749,284

Total	$813,997	$15,340,833	$—	$16,154,830

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$220,000,000	$—	$—	$220,000,000
Repurchase Agreements	—	1,303,479,468	—	1,303,479,468
U.S. Government & U.S. Government Agency Obligations	—	1,867,836,765	—	1,867,836,765

Total	$220,000,000	$3,171,316,233	$—	$3,391,316,233

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$371,385,861	$—	$371,385,861
Mutual Funds	9,555,886	—	—	9,555,886

Total	$9,555,886	$371,385,861	$—	$380,941,747

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$69,504,194	$—	$69,504,194
Commercial Paper	—	266,676,088	—	266,676,088
Municipals	—	2,080,000	—	2,080,000
Mutual Funds	18,000,000	—	—	18,000,000
Repurchase Agreements	—	105,528,777	—	105,528,777

Total	$18,000,000	$443,789,059	$—	$461,789,059

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$82,027,890	$—	$82,027,890
Commercial Paper	—	294,366,638	—	294,366,638
Mutual Funds	15,743,894	—	—	15,743,894
Repurchase Agreements	—	90,000,000	—	90,000,000

Total	$15,743,894	$466,394,528	$—	$482,138,422

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Futures Contracts	$192,221	$—	$—	$192,221
Short Futures Contracts	(828,414)	—	—	(828,414)

Total Futures Contracts	$(636,193)	$—	$—	$(636,193)

Long Forward Contracts	$—	$(144,112)	$—	$(144,112)
Short Forward Contracts	—	324,033	—	324,033

Total Forward Contracts	$—	$179,921	$—	$179,921

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, the Funds have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations did not occur on August 31, 2018, but did on August 31, 2017, resulting in transfers between Level 2 and Level 1 categories.

The following is a reconciliation of transfers between category levels from August 31, 2017 to August 31, 2018:

	Global Low Volatility Equity Fund	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund - Long Transfers	Alternative Strategies Fund - Short Transfers	Global Long/Short Equity Fund - Long Transfers	Global Long/Short Equity Fund - Short Transfers
Transfers into Level 1	$11,494,455	$37,163,468	$605,177,492	$124,204,528	$2,592,351	$2,320,799	$1,747,672	$1,207,773
Transfers out of Level 1	—	—	—	—	—	—	—	—

Net transfers into Level 1	$11,494,455	$37,163,468	$605,177,492	$124,204,528	$2,592,351	$2,320,799	$1,747,672	$1,207,773

Transfers into Level 2	$—	$—	$—	$—	$—	$—	$—	$—
Transfers out of Level 2	(11,494,455)	(37,163,468)	(605,177,492)	(124,204,528)	(2,592,351)	(2,320,799)	(1,747,672)	(1,207,773)

Net transfers out of Level 2	$(11,494,455)	$(37,163,468)	$(605,177,492)	$(124,204,528)	$(2,592,351)	$(2,320,799)	$(1,747,672)	$(1,207,773)

Notes to Financial Statements (continued)

4.	Derivative Holdings and Activity Detail

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the year ended August 31, 2018, the Alternative Strategies Fund utilized all derivatives for the purposes of generating and enhancing total return.

During the year ended August 31, 2018, the Alternative Strategies Fund had average quarterly contracts or notional values outstanding:

Average Quarterly Contracts				Average Quarterly Notional Values
Long Futures	Short Futures	Purchased Options	Written Options	Long Forwards	Short Forwards
555	816	757	1,260	$20,754,527	$21,120,567

The effects of these derivative instruments on the Alternative Strategies Fund’s financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of August 31, 2018 by risk category are as follows:

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain (Loss)	Net Change in Appreciation (Depreciation)
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$51,206
Payables for daily variation margin	(21,847)

Net	29,359	$(605,150)	$(37,901)

Equity futures contracts:
Receivables for daily variation margin	235,415
Payables for daily variation margin	(900,967)

Net	(665,552)	(1,444,533)	(827,146)

Total receivables for interest rate and equity futures contracts	286,621
Total payables for interest rate and equity futures contracts	(922,814)

Net	$(636,193)	$(2,049,683)	$(865,047)

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$487,075
Payables for forward foreign exchange contracts	(307,154)

Net	$179,921	$(1,114,134)	$(20,476)

Equity option contracts:
Purchased options	$117,942	$(1,068,981)	$554,826

Written options	$(104,177)	$1,288,709	$(672,299)

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of August 31, 2018 no master netting arrangements exist related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received) (1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Forward Currency Contracts	Futures Contracts	Written Options		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank of America Merrill Lynch (Over the Counter)	$487,075	$—	$(307,154)	$—	$—	$179,921	$—	$(86,700)	$93,221
Exchange Traded Futures Contracts	—	286,621	—	(922,814)	—	(636,193)	344,437	—	(291,756)
Exchange Traded Options Contracts	—	—	—	—	(104,177)	(104,177)	—	104,177	—

(1)	Collateral pledged may exceed amount of liability balance.

This page is intentionally left blank.

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	2,286,790	30,709,923	3,699,050	9,963,731
Institutional class of shares	14,306,331	23,796,019	36,241,152	84,755,232
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—
Advisor class transfers from termination of Investor class	—	—	—	—

Net proceeds from sale of shares	16,593,121	54,505,942	39,940,202	94,718,963
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	1,153,738	600,108	356,437	1,904,772
Institutional class of shares	4,960,839	3,555,616	15,598,754	1,431,043
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net proceeds from shares issued:	6,114,577	4,155,724	15,955,191	3,335,815
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(11,884,791)	(16,253,010)	(1,523,536)	(95,290,255)
Institutional class of shares	(53,938,321)	(40,363,601)	(24,803,382)	(17,370,722)
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—
Advisor class transfers from termination of Investor class	—	—	—	—

Net cost of shares redeemed	(65,823,112)	(56,616,611)	(26,326,918)	(112,660,977)

Net change resulting from fund share transactions in dollars	$(43,115,414)	$2,045,055	$29,568,475	$(14,606,199)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	155,588	2,223,381	250,661	734,704
Institutional class of shares	963,075	1,717,254	2,481,080	5,932,931
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—
Advisor class transfers from termination of Investor class	—	—	—	—

Net sale of shares	1,118,663	3,940,635	2,731,741	6,667,635
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	79,316	43,466	25,309	142,063
Institutional class of shares	339,986	258,635	1,111,368	104,269
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net shares issued	419,302	302,101	1,136,677	246,332
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(809,235)	(1,157,535)	(102,595)	(6,726,795)
Institutional class of shares	(3,652,276)	(2,894,759)	(1,686,199)	(1,260,014)
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—
Advisor class transfers from termination of Investor class	—	—	—	—

Net shares redeemed	(4,461,511)	(4,052,294)	(1,788,794)	(7,986,809)

Net change resulting from fund share transactions in shares	(2,923,546)	190,442	2,079,624	(1,072,842)

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)

Includes $4,159,630 of paid-in-capital received from an in-kind purchase on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of purchase.

(3)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(4)	Reflects operations for the period from September 1, 2017, to December 3, 2017 (termination of Retirement class R-3 of shares).

BMO Funds

Large-Cap Value Fund			Large-Cap Growth Fund		Mid-Cap Value Fund				Mid-Cap Growth Fund
Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017

$—	$25,782,143	(1)	$8,890,108	$47,552,629	$—		$12,630,560	(1)	$—		$8,328,558	(1)
1,269,566	2,132,939		266,934	989,079	2,177,622		3,288,541		984,230		3,531,002
69,446,391 (2)	209,105,302		50,667,833	208,981,585	17,358,535		80,906,095		12,719,389		73,932,023
—	—		—	—	768	(3)	1,057		—		—
87,457,626	1,523,544		63,644,998	2,776,234	28,089,301		3,976,868		24,250,761		563,173
—	186,891,192		—	—	—		134,579,478		—		85,760,412

158,173,583	425,435,120		123,469,873	260,299,527	47,626,226		235,382,599		37,954,380		172,115,168

—	3,003,799	(1)	4,067,641	10,511,010	—		37,960,691	(1)	—		18,801,115	(1)
2,439,169	523,217		28,989	23,490	2,704,039		3,053		1,100,667		1,518
31,249,109	3,151,481		14,433,447	6,318,459	6,519,523		19,028,243		5,913,858		7,803,153
—	—		—	—	79	(3)	76		—		—
862,668	5,361		184,270	9,109	816,233		3,121,456		36,318		—

34,550,946	6,683,858		18,714,347	16,862,068	10,039,874		60,113,519		7,050,843		26,605,786

—	(29,944,864	)(1)	(35,301,963)	(167,909,613)	—		(37,912,274	)(1)	—		(21,939,370	)(1)
(7,185,801)	(163,849,415)		(372,881)	(684,033)	(17,789,671)		(74,055,945)		(6,893,086)		(71,617,531)
(135,297,594)	(62,434,365)		(116,167,629)	(54,111,950)	(44,333,122)		(37,859,484)		(42,795,496)		(24,230,419)
—	—		—	—	(25,338	)(3)	(9)		(24,268	)(4)	—
(9,866,413)	(143,363)		(12,334,747)	(66,992)	(14,011,689)		(2,141,795)		(4,269,640)		(798)
—	(186,891,192)		—	—	—		(134,579,478)		—		(85,760,412)

(152,349,808)	(443,263,199)		(164,177,220)	(222,772,588)	(76,159,820)		(286,548,985)		(53,982,490)		(203,548,530)

$40,374,721	$(11,144,221)		$(21,993,000)	$54,389,007	$(18,493,720)		$8,947,133		$(8,977,267)		$(4,827,576)

—	1,721,277	(1)	479,102	2,983,477	—		1,079,783	(1)	—		603,003	(1)
78,249	136,008		14,070	60,502	172,720		277,019		61,162		245,836
4,307,244 (2)	13,571,425		2,690,356	12,557,523	1,412,871		6,898,100		757,625		4,865,381
—	—		—	—	63	(3)	92		—		—	(1)
5,392,425	98,226		3,340,294	161,842	2,291,863		337,095		1,419,933		36,858
—	11,959,735		—	—	—		11,426,538		—		5,852,195

9,777,918	27,486,671		6,523,822	15,763,344	3,877,517		20,018,627		2,238,720		11,603,272

—	202,894	(1)	230,331	704,400	—		3,609,940	(1)	—		1,480,172	(1)
153,737	33,497		1,642	1,564	220,370		290		73,182		120
1,968,958	210,885		810,356	419,303	536,253		1,812,569		376,679		591,039
—	—		—	—	7	(3)	7		—		—
54,032	343		10,341	531	67,103		296,837		2,300		—

2,176,727	447,619		1,052,670	1,125,798	823,733		5,719,643		452,161		2,071,331

—	(2,003,359	)(1)	(1,849,507)	(10,102,414)	—		(3,280,928	)(1)	—		(1,572,244	)(1)
(450,944)	(10,550,915)		(20,984)	(42,166)	(1,443,400)		(6,294,719)		(434,884)		(4,886,470)
(8,306,456)	(4,093,910)		(6,128,458)	(3,325,891)	(3,608,429)		(3,265,545)		(2,534,418)		(1,678,679)
—	—		—	—	(2,093	)(3)	(1)		(1,460	)(4)	—
(618,306)	(9,119)		(637,550)	(3,886)	(1,120,225)		(185,873)		(244,098)		(52)
—	(11,959,735)		—	—	—		(11,426,538)		—		(5,852,195)

(9,375,706)	(28,617,038)		(8,636,499)	(13,474,357)	(6,174,147)		(24,453,604)		(3,214,860)		(13,989,640)

2,578,939	(682,748)		(1,060,007)	3,414,785	(1,472,897)		1,284,666		(523,979)		(315,037)

Notes to Financial Statements (continued)

	Small-Cap Value Fund			Small-Cap Core Fund
	Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—		$—	$—	$—
Advisor class of shares	158,365		4,344,594	810,118	2,075,979
Institutional class of shares	7,360,861		45,025,931	4,646,390	7,844,262
Retirement class R-3 of shares	9,605	(1)	30,591	—	—
Retirement class R-6 of shares	12,814,203		2,248,782	—	—
Class F-3 of shares	—		—	—	—
Advisor class transfers from termination of Investor class	—		—	—	—

Net proceeds from sale of shares	20,343,034		51,649,898	5,456,508	9,920,241
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—		—	—	—
Advisor class of shares	374,648		4,111,818	126,053	627
Institutional class of shares	4,591,637		2,338,598	1,050,655	232,893
Retirement class R-3 of shares	4,108	(1)	5,814	—	—
Retirement class R-6 of shares	213,686		95,423	—	—
Class F-3 of shares	—		—	—	—

Net proceeds from shares issued:	5,184,079		6,551,653	1,176,708	233,520
Cost of shares redeemed:
Investor class of shares	—		—	—	—
Advisor class of shares	(1,238,217)		(47,396,459)	(939,096)	(211,102)
Institutional class of shares	(17,739,504)		(15,809,625)	(3,809,548)	(3,817,564)
Retirement class R-3 of shares	(136,151	)(1)	(4,887)	—	—
Retirement class R-6 of shares	(2,535,413)		(611,082)	—	—
Class F-3 of shares	—		—	—	—
Advisor class transfers from termination of Investor class	—		—	—	—

Net cost of shares redeemed	(21,649,285)		(63,822,053)	(4,748,644)	(4,028,666)
Redemption fees	—		—	—	—

Net change resulting from fund share transactions in dollars	$3,877,828		$(5,620,502)	$1,884,572	$6,125,095

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—		—	—	—
Advisor class of shares	10,987		327,444	58,097	157,501
Institutional class of shares	511,721		3,311,166	319,404	629,056
Retirement class R-3 of shares	685	(1)	2,331	—	—
Retirement class R-6 of shares	907,840		165,453	—	—
Class F-3 of shares	—		—	—	—
Advisor class transfers from termination of Investor class	—		—	—	—

Net sale of shares	1,431,233		3,806,394	377,501	786,557
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—		—	—	—
Advisor class of shares	27,629		340,483	9,228	49
Institutional class of shares	333,452		190,485	76,411	18,110
Retirement class R-3 of shares	304	(1)	481	—	—
Retirement class R-6 of shares	15,440		7,719	—	—
Class F-3 of shares	—		—	—	—

Net shares issued	376,825		539,168	85,639	18,159
Shares redeemed:
Investor class of shares	—		—	—	—
Advisor class of shares	(88,641)		(3,524,240)	(67,035)	(15,970)
Institutional class of shares	(1,262,801)		(1,210,294)	(271,869)	(291,933)
Retirement class R-3 of shares	(9,790	)(1)	(367)	—	—
Retirement class R-6 of shares	(176,995)		(46,103)	—	—
Class F-3 of shares	—		—	—	—
Advisor class transfers from termination of Investor class	—		—	—	—

Net shares redeemed	(1,538,227)		(4,781,004)	(338,904)	(307,903)

Net change resulting from fund share transactions in shares	269,831		(435,442)	124,236	496,813

(1)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(2)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(3)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(4)	Reflects operations for the period from September 1, 2017, to April 27, 2018 (termination of Investor class of shares).
(5)	Reflects operations for the period from September 1, 2017, to December 3, 2017 (termination of Retirement class R-3 of shares).

BMO Funds

Small-Cap Growth Fund			Global Low Volatility Equity Fund		Disciplined International Equity Fund		Pyrford International Stock Fund
Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018		Year Ended August 31, 2017

$—	$8,270,106	(2)	$—	$—	$—	$—	$83,571	(4)	$13,163,350
4,764,611	8,904,983	(3)	209,656	795,975	42,573	2,000	5,864,823		822,444
17,252,116	54,817,595		573,388	25,178,906	18,798,208	22,341,033	76,904,679		350,747,663
—	—		—	—	—	—	—		—
—	—		—	—	—	—	120,732,668		31,501,915
—	—		—	—	—	—	8,394,567		25,761 (3)
—	92,631,103		—	—	—	—	—		—

22,016,727	164,623,787		783,044	25,974,881	18,840,781	22,343,033	211,980,308		396,261,133

—	—		—	—	—	—	—		1,999,666
6,081,376	—		35,577	2,983	1,308	787	—		1,905
8,460,833	—		1,428,624	1,085,758	1,509,712	1,669,867	12,082,424		6,699,345
—	—		—	—	—	—	—		—
—	—		—	—	—	—	1,405,577		652,042
—	—		—	—	—	—	1,758		—

14,542,209	—		1,464,201	1,088,741	1,511,020	1,670,654	13,489,759		9,352,958

—	(85,059,894	)(2)	—	—	—	—	(6,445,368	)(4)	(115,429,633)
(23,380,533)	(45,090,880	)(3)	(955,585)	(115,806)	(2,155)	—	(690,070)		(43,970)
(23,623,490)	(165,285,708)		(22,565,241)	(19,346,226)	(13,668,317)	(28,580,607)	(197,218,546)		(290,612,247)
—	—		—	—	—	—	(26,363	)(5)	—
—	—		—	—	—	—	(13,639,793)		(3,041,612)
—	—		—	—	—	—	(389,948)		—
—	(92,631,103)		—	—	—	—	—		—

(47,004,023)	(388,067,585)		(23,520,826)	(19,462,032)	(13,670,472)	(28,580,607)	(218,410,088)		(409,127,462)
—	132		—	50	210	—	957		3,133

$(10,445,087)	$(223,443,666)		$(21,273,581)	$7,601,640	$6,681,539	$(4,566,920)	$7,060,936		$(3,510,238)

—	494,669	(2)	—	—	—	—	6,173	(4)	1,073,748
245,534	498,846	(3)	15,520	63,712	3,721	180	432,072		63,670
867,331	2,932,428		41,566	2,042,381	1,662,757	2,090,763	5,768,243		27,977,151
—	—		—	—	—	—	—		—
—	—		—	—	—	—	8,998,114		2,563,451
—	—		—	—	—	—	633,138		1,950 (3)
—	5,076,122		—	—	—	—	—		—

1,112,865	9,002,065		57,086	2,106,093	1,666,478	2,090,943	15,837,740		31,679,970

—	—		—	—	—	—	—		174,491
347,706	—		2,693	251	118	84	—		166
465,392	—		107,902	91,317	136,256	176,893	915,335		583,567
—	—		—	—	—	—	—		—
—	—		—	—	—	—	106,483		56,798
—	—		—	—	—	—	133		—

813,098	—		110,595	91,568	136,374	176,977	1,021,951		815,022

—	(5,106,058	)(2)	—	—	—	—	(474,563	)(4)	(8,986,498)
(1,245,843)	(2,432,400	)(3)	(69,805)	(9,239)	(184)	—	(50,399)		(3,359)
(1,191,794)	(9,469,711)		(1,653,359)	(1,556,987)	(1,201,084)	(2,848,966)	(14,834,806)		(23,381,161)
—	—		—	—	—	—	(1,946	)(5)	—
—	—		—	—	—	—	(1,031,978)		(239,843)
—	—		—	—	—	—	(29,583)		—
—	(5,076,122)		—	—	—	—	—		—

(2,437,637)	(22,084,291)		(1,723,164)	(1,566,226)	(1,201,268)	(2,848,966)	(16,423,275)		(32,610,861)

(511,674)	(13,082,226)		(1,555,483)	631,435	601,584	(581,046)	436,416		(115,869)

Notes to Financial Statements (continued)

	LGM Emerging Markets Equity Fund		Alternative Strategies Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	2,061,792	8,777,557	949	27,169
Institutional class of shares	77,835,687	100,996,016	17,290,111	21,282,139
Advisor class transfers from termination of Investor class	—	—	—	—

Net proceeds from sale of shares	79,897,479	109,773,573	17,291,060	21,309,308
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	—	235,064	3,248	—
Institutional class of shares	1,128,190	631,448	5,106,210	—

Net proceeds from shares issued:	1,128,190	866,512	5,109,458	—
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(1,950,533)	(61,462,014)	(80,003)	(165,974)
Institutional class of shares	(33,149,780)	(37,328,961)	(37,141,144)	(39,535,186)
Advisor class transfers from termination of Investor class	—	—	—	—

Net cost of shares redeemed	(35,100,313)	(98,790,975)	(37,221,147)	(39,701,160)
Redemption fees	711	680	—	—

Net change resulting from fund share transactions in dollars	$45,926,067	$11,849,790	$(14,820,629)	$(18,391,852)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	127,075	629,812	94	2,572
Institutional class of shares	4,692,595	6,844,430	1,681,475	2,009,145
Advisor class transfers from termination of Investor class	—	—	—	—

Net sale of shares	4,819,670	7,474,242	1,681,569	2,011,717
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	—	18,509	322	—
Institutional class of shares	70,030	49,681	502,085	—

Net shares issued	70,030	68,190	502,407	—
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(116,190)	(4,044,334)	(7,777)	(15,772)
Institutional class of shares	(2,010,904)	(2,627,477)	(3,567,218)	(3,732,936)
Advisor class transfers from termination of Investor class	—	—	—	—

Net shares redeemed	(2,127,094)	(6,671,811)	(3,574,995)	(3,748,708)

Net change resulting from fund share transactions in shares	2,762,606	870,621	(1,391,019)	(1,736,991)

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).

BMO Funds

Global Long/Short Equity Fund		Ultra Short Tax-Free Fund			Short Tax-Free Fund			Short-Term Income Fund
Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2018	Year Ended August 31, 2017		Year Ended August 31, 2018	Year Ended August 31, 2017

$—	$—	$—	$6,104,616	(1)	$—	$10,895,505	(1)	$—	$11,653,364	(1)
195,339	269,383	5,741,914	6,200,069		2,495,879	1,819,564		4,288,667	10,184,761
6,081,319	4,556,249	439,354,219	466,456,337		48,874,201	88,094,396		131,029,502	132,998,094
—	—	—	45,351,480		—	22,049,349		—	49,939,527

6,276,658	4,825,632	445,096,133	524,112,502		51,370,080	122,858,814		135,318,169	204,775,746

—	—	—	286,536	(1)	—	169,287	(1)	—	618,739	(1)
22,321	4,145	329,380	71,269		81,745	46,057		492,639	143,243
296,703	23,628	3,253,010	1,945,603		861,084	636,743		2,446,146	1,710,099

319,024	27,773	3,582,390	2,303,408		942,829	852,087		2,938,785	2,472,081

—	—	—	(14,358,125	)(1)	—	(4,549,287	)(1)	—	(21,089,307	)(1)
(129,883)	(128,015)	(13,292,423)	(16,963,463)		(3,186,874)	(17,897,661)		(11,677,805)	(27,139,404)
(5,837,723)	(175,281)	(494,931,520)	(391,631,904)		(41,742,641)	(81,433,763)		(125,939,227)	(159,514,643)
—	—	—	(45,351,480)		—	(22,049,349)		—	(49,939,527)

(5,967,606)	(303,296)	(508,223,943)	(468,304,972)		(44,929,515)	(125,930,060)		(137,617,032)	(257,682,881)
1,407	—	—	—		—	—		—	—

$629,483	$4,550,109	$(59,545,420)	$58,110,938		$7,383,394	$(2,219,159)		$639,922	$(50,435,054)

—	—	—	606,227	(1)	—	1,076,290	(1)	—	1,243,973	(1)
16,081	22,951	570,266	615,178		245,629	179,645		460,682	1,087,006
491,377	397,699	43,650,785	46,336,954		4,803,882	8,670,982		14,032,354	14,175,534
—	—	—	4,499,110		—	2,162,888		—	5,326,826

507,458	420,650	44,221,051	52,057,469		5,049,511	12,089,805		14,493,036	21,833,339

—	—	—	28,463	(1)	—	16,686	(1)	—	66,052	(1)
1,812	374	32,709	7,071		8,058	4,523		52,968	15,277
24,064	2,129	323,236	193,296		84,831	62,642		262,630	182,198

25,876	2,503	355,945	228,830		92,889	83,851		315,598	263,527

—	—	—	(1,426,090	)(1)	—	(449,187	)(1)	—	(2,253,283	)(1)
(10,892)	(11,422)	(1,319,835)	(1,682,885)		(313,760)	(1,757,934)		(1,256,655)	(2,896,344)
(487,768)	(15,094)	(49,159,262)	(38,912,011)		(4,107,724)	(8,016,682)		(13,497,981)	(16,993,915)
—	—	—	(4,499,110)		—	(2,162,888)		—	(5,326,826)

(498,660)	(26,516)	(50,479,097)	(46,520,096)		(4,421,484)	(12,386,691)		(14,754,636)	(27,470,368)

34,674	396,637	(5,902,101)	5,766,203		720,916	(213,035)		53,998	(5,373,502)

Notes to Financial Statements (continued)

	Intermediate Tax-Free Fund		Strategic Income Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$148,016,165	$213,547,673	$1,560,960	$2,074,321
Advisor class of shares	7,369,713	9,967,233	510,237	18,617,076 (1)
Institutional class of shares	446,882,504	289,062,211	1,579,253	18,778,044 (1)

Net proceeds from sale of shares	602,268,382	512,577,117	3,650,450	39,469,441
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	23,973,740	30,885,014	2,868,223	2,325,868
Advisor class of shares	323,030	83,901	681,181	148,215
Institutional class of shares	12,672,136	9,417,013	514,734	277,988

Net proceeds from shares issued:	36,968,906	40,385,928	4,064,138	2,752,071
Cost of shares redeemed:
Investor class of shares	(256,803,140)	(480,822,580)	(15,601,053)	(16,498,767)
Advisor class of shares	(3,558,242)	(930,368)	(5,319,901)	(531,749)
Institutional class of shares	(182,098,021)	(255,447,058)	(10,401,208)	(19,076,959)

Net cost of shares redeemed	(442,459,403)	(737,200,006)	(31,322,162)	(36,107,475)

Net change resulting from fund share transactions in dollars	$196,777,885	$(184,236,961)	$(23,607,574)	$6,114,037

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	13,228,190	19,005,661	165,685	221,723
Advisor class of shares	656,770	883,384	54,439	1,979,944 (1)
Institutional class of shares	40,007,123	25,701,510	171,048	2,000,814 (1)

Net sale of shares	53,892,083	45,590,555	391,172	4,202,481
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,141,524	2,750,131	309,135	249,197
Advisor class of shares	28,873	7,446	73,367	15,702
Institutional class of shares	1,133,383	838,538	55,436	29,730

Net shares issued	3,303,780	3,596,115	437,938	294,629
Shares redeemed:
Investor class of shares	(22,940,721)	(42,913,006)	(1,677,547)	(1,775,161)
Advisor class of shares	(317,526)	(83,471)	(572,837)	(56,447)
Institutional class of shares	(16,277,135)	(22,853,490)	(1,109,628)	(2,046,850)

Net shares redeemed	(39,535,382)	(65,849,967)	(3,360,012)	(3,878,458)

Net change resulting from fund share transactions in shares	17,660,481	(16,663,297)	(2,530,902)	618,652

(1)	Includes paid-in-capital and shares received from a non-taxable in-kind subscription merger of the BMO TCH Intermediate Income Fund effective as of the close of business on June 29, 2017.

BMO Funds

TCH Corporate Income Fund		TCH Core Plus Bond Fund		High Yield Bond Fund
Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017

$13,469,510	$85,092,119	$33,247,967	$114,719,160	$—	$—
1,883,339	1,376,817	692,466	1,956,570	75,077	2,426,855
35,031,255	30,587,623	205,734,013	665,156,222	990,467	1,819,681

50,384,104	117,056,559	239,674,446	781,831,952	1,065,544	4,246,536

3,631,617	3,445,037	1,885,553	12,537,390	—	—
34,627	13,619	93,214	55,571	45,200	1,174,457
1,445,656	1,601,967	27,182,890	13,350,242	538,766	847,200

5,111,900	5,060,623	29,161,657	25,943,203	583,966	2,021,657

(31,633,728)	(51,507,090)	(40,591,447)	(559,991,083)	—	—
(1,412,711)	(94,009)	(977,655)	(118,015)	(233,705)	(74,352,589)
(26,163,150)	(27,600,405)	(194,020,504)	(161,128,094)	(2,951,381)	(24,729,280)

(59,209,589)	(79,201,504)	(235,589,606)	(721,237,192)	(3,185,086)	(99,081,869)

$(3,713,585)	$42,915,678	$33,246,497	$86,537,963	$(1,535,576)	$(92,813,676)

1,033,637	6,571,426	2,877,804	9,850,492	—	—
147,035	105,997	59,334	167,833	8,021	256,453
2,718,202	2,352,481	17,783,100	56,847,089	105,106	191,620

3,898,874	9,029,904	20,720,238	66,865,414	113,127	448,073

280,072	265,827	163,324	1,076,725	—	—
2,678	1,039	8,071	4,763	4,811	123,996
111,718	124,238	2,355,406	1,144,537	57,369	89,193

394,468	391,104	2,526,801	2,226,025	62,180	213,189

(2,446,009)	(3,968,342)	(3,521,472)	(47,799,589)	—	—
(108,819)	(7,234)	(84,744)	(10,119)	(24,867)	(7,860,812)
(2,027,663)	(2,134,030)	(16,816,251)	(13,875,014)	(315,664)	(2,615,394)

(4,582,491)	(6,109,606)	(20,422,467)	(61,684,722)	(340,531)	(10,476,206)

(289,149)	3,311,402	2,824,572	7,406,717	(165,224)	(9,814,944)

Notes to Financial Statements (continued)

	Government Money Market Fund		Tax-Free Money Market Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$2,836,535,603	$4,367,701,056	$103,523,007	$89,068,383
Premier class of shares	16,700,415,556	9,966,793,513	657,271,008	616,291,151

Net proceeds from sale of shares	19,536,951,159	14,334,494,569	760,794,015	705,359,534
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,534,889	329,721	570,108	274,041
Premier class of shares	4,345,881	970,404	4,097	1,677

Net proceeds from shares issued:	5,880,770	1,300,125	574,205	275,718
Cost of shares redeemed:
Investor class of shares	(2,904,331,903)	(3,822,205,017)	(104,233,256)	(103,397,551)
Premier class of shares	(16,333,053,308)	(9,665,862,634)	(590,623,244)	(691,426,427)

Net cost of shares redeemed	(19,237,385,211)	(13,488,067,651)	(694,856,500)	(794,823,978)

Net change resulting from fund share transactions in dollars	$305,446,718	$847,727,043	$66,511,720	$(89,188,726)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	2,836,535,603	4,367,701,056	103,523,007	89,068,383
Premier class of shares	16,700,415,556	9,966,793,513	657,271,008	616,291,151

Net sale of shares	19,536,951,159	14,334,494,569	760,794,015	705,359,534
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,534,889	329,721	570,108	274,041
Premier class of shares	4,345,881	970,404	4,097	1,677

Net shares issued	5,880,770	1,300,125	574,205	275,718
Shares redeemed:
Investor class of shares	(2,904,331,903)	(3,822,205,017)	(104,233,256)	(103,397,551)
Premier class of shares	(16,333,053,308)	(9,665,862,634)	(590,623,244)	(691,426,427)

Net shares redeemed	(19,237,385,211)	(13,488,067,651)	(694,856,500)	(794,823,978)

Net change resulting from fund share transactions in shares	305,446,718	847,727,043	66,511,720	(89,188,726)

BMO Funds

Prime Money Market Fund		Institutional Prime Money Market Fund
Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017

$323,252,291	$382,077,941	$1,046,364	$440,297
487,728,123	401,337,265	1,223,791,366	913,886,682

810,980,414	783,415,206	1,224,837,730	914,326,979

1,907,375	644,425	19,861	6,606
238,721	136,475	1,169,282	2,324

2,146,096	780,900	1,189,143	8,930

(334,404,979)	(1,084,487,321)	(86,707)	(17,918)
(385,817,826)	(903,857,590)	(1,145,764,366)	(928,945,817)

(720,222,805)	(1,988,344,911)	(1,145,851,073)	(928,963,735)

$92,903,705	$(1,204,148,805)	$80,175,800	$(14,627,826)

323,252,291	382,077,940	1,046,368	440,281
487,728,123	401,337,265	1,223,793,306	913,743,656

810,980,414	783,415,205	1,224,839,674	914,183,937

1,907,375	644,425	19,860	6,605
238,721	136,475	1,169,202	2,324

2,146,096	780,900	1,189,062	8,929

(334,404,979)	(1,084,487,321)	(86,724)	(17,916)
(385,817,826)	(903,857,590)	(1,145,753,981)	(928,796,503)

(720,222,805)	(1,988,344,911)	(1,145,840,705)	(928,814,419)

92,903,705	(1,204,148,806)	80,188,031	(14,621,553)

Notes to Financial Statements (continued)

6.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.500%	0.490%	0.450%	0.400%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund	0.685	0.680	0.620	0.610
Global Low Volatility Equity Fund	0.650	0.640	0.600	0.550
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
Ultra Short Tax-Free Fund	0.200%	0.190%	0.170%	0.100%
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Strategic Income Fund	0.250	0.200	0.200	0.200
TCH Corporate Income Fund	0.200	0.190	0.150	0.100
TCH Core Plus Bond Fund	0.250	0.160	0.120	0.100
High Yield Bond Fund	0.500	0.500	0.500	0.500

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Large-Cap Value Fund(1)	0.350%	0.325%	0.300%
Large-Cap Growth Fund(1)	0.350	0.325	0.300
Small-Cap Core Fund	0.650	0.625	0.600
Disciplined International Equity Fund	0.600	0.575	0.550
Alternative Strategies Fund	1.500	1.475	1.450
Global Long/Short Equity Fund	1.000	0.975	0.950

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090
Institutional Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

(1)

Effective February 8, 2018 the investment adviser fees and breakpoint tiers were reduced for this BMO Fund. Prior to February 8, 2018, the fees charged based on the Funds’ ADNA were as follows: 0.500% on the first $1 billion, 0.475% on the next $1 billion, and 0.450% in excess of $2 billion.

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is CTC myCFO, LLC, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary

BMO Funds

expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2019, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class		Advisor Class		Institutional Class		Premier Class	Retirement Class R-3		Retirement Class R-6		Class F-3
Low Volatility Equity Fund			0.90%		0.65%
Dividend Income Fund			0.90		0.65
Large-Cap Value Fund			0.79	(1)	0.54	(1)				0.39	%(1)
Large-Cap Growth Fund	0.79	%(2)	0.79	(2)	0.54	(2)				0.39	(2)
Mid-Cap Value Fund			1.24		0.99			1.49	%(3)	0.84
Mid-Cap Growth Fund			1.24		0.99			1.49	(4)	0.84
Small-Cap Value Fund			1.24		0.99			1.49	(3)	0.84
Small-Cap Core Fund			1.15		0.90
Small-Cap Growth Fund			1.24		0.99
Global Low Volatility Equity Fund			1.10		0.85
Disciplined International Equity Fund			1.15		0.90
Pyrford International Stock Fund	1.19	(5)	1.19		0.94			1.44	(4)	0.79		0.79%
LGM Emerging Markets Equity Fund			1.40		1.15
Alternative Strategies Fund			2.00		1.75
Global Long/Short Equity Fund			1.60		1.35
Ultra Short Tax-Free Fund			0.55		0.30
Short Tax-Free Fund			0.55		0.40
Short-Term Income Fund			0.60		0.35
Intermediate Tax-Free Fund	0.55		0.55		0.50
Strategic Income Fund	0.80		0.80		0.55
TCH Corporate Income Fund	0.59		0.59		0.55
TCH Core Plus Bond Fund	0.59		0.59		0.55
High Yield Bond Fund			0.90		0.65
Government Money Market Fund	0.45						0.20%
Tax-Free Money Market Fund	0.45						0.20
Prime Money Market Fund	0.45						0.20
Institutional Prime Money Market Fund	0.45						0.20

(1)	Effective February 8, 2018. Prior to February 8, 2018, the annual rates were 1.00%, 0.75%, and 0.60%, respectively.
(2)	Effective February 8, 2018. Prior to February 8, 2018, the annual rates were 1.00%, 1.00%, 0.75%, and 0.60%, respectively.
(3)	Effective through May 11, 2018 (termination of R-3 class of shares).
(4)	Effective through December 3, 2017 (termination of R-3 class of shares).
(5)	Effective through April 27, 2018 (termination of Investor class of shares).

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class and Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.25% and 0.50% of the average daily net assets of the Fund’s Advisor Class and Retirement Class R-3 shares, respectively.

Notes to Financial Statements (continued)

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund	Alternative Strategies Fund	Government Money Market Fund
Dividend Income Fund	Global Long/Short Equity Fund	Tax-Free Money Market Fund
Large-Cap Value Fund(1)	Ultra Short Tax-Free Fund	Prime Money Market Fund
Large-Cap Growth Fund(1)	Short Tax-Free Fund	Institutional Prime Money Market Fund
Mid-Cap Value Fund(1)	Short-Term Income Fund
Mid-Cap Growth Fund(1)	Intermediate Tax-Free Fund
Small-Cap Value Fund(1)	Strategic Income Fund
Small-Cap Core Fund	TCH Corporate Income Fund
Small-Cap Growth Fund	TCH Core Plus Bond Fund
Global Low Volatility Equity Fund	High Yield Bond Fund
Disciplined International Equity
Pyrford International Stock Fund(1)
LGM Emerging Markets Equity Fund

(1)	For the year ended August 31, 2018, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class		Advisor Class	Institutional Class	Retirement Class R-3		Retirement Class R-6(a)	Retirement Class F-3(a)
Large-Cap Value Fund	$—		$36,738	$447,115	$—		$—	$—
Large-Cap Growth Fund	112,945		1,015	414,667	—		—	—
Mid-Cap Value Fund	—		90,275	183,644	26	(b)	—	—
Mid-Cap Growth Fund	—		25,967	138,479	9	(c)	—	—
Small-Cap Value Fund	—		7,221	86,111	87	(b)	—	—
Pyrford International Stock Fund	5,895	(d)	3,878	850,839	10	(c)	—	—

(a)	Retirement Class R-6 and F-3 do not pay an Administrative Fee.
(b)	Reflects operations for the period from September 1, 2017 to May 11, 2018 (termination of Class R-3 Shares).
(c)	Reflects operations for the period from September 1, 2017 to December 3, 2017 (termination of Class R-3 Shares).
(d)	Reflects operations for the period from September 1, 2017 to April 27, 2018 (termination of Investor Class Shares).

Custodian Fees—Effective April 2, 2018, State Street Bank & Trust Company is the Funds’ custodian. Prior to April 2, 2018 BMO Harris was the Funds’ custodian, except for the International Funds, for which State Street Bank & Trust Company maintained custody. Prior to April 2, 2018, BMO Harris received fees consisting of 0.005% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the year ended August 31, 2018:

Fund	Fees Paid
Low Volatility Equity Fund	$18,038
Dividend Income Fund	17,204
Large-Cap Value Fund	41,964
Large-Cap Growth Fund	65,871
Mid-Cap Value Fund	25,067
Mid-Cap Growth Fund	14,331
Small-Cap Value Fund	11,440
Small-Cap Core Fund	3,366

Fund	Fees Paid
Small-Cap Growth Fund	$30,251
Short-Term Income Fund	13,459
Strategic Income Fund	23,042
TCH Corporate Income Fund	33,492
TCH Core Plus Bond Fund	96,728
High Yield Bond Fund	396

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2018 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.987%
Low Volatility Equity Fund	$2,833,143	$34,175,404	$35,514,485	$359	$(217)	$1,494,204	$30,037	$—
Dividend Income Fund	2,075,405	30,100,477	28,584,992	518	(309)	3,591,099	37,587	—
Large-Cap Value Fund	4,411,207	55,872,931	52,802,005	1,019	(839)	7,482,313	86,527	—
Large-Cap Growth Fund	4,542,780	67,488,598	65,295,760	31	182	6,735,831	79,081	—
Mid-Cap Value Fund	1,880,791	33,662,325	33,122,828	584	1	2,420,873	40,465	—
Mid-Cap Growth Fund	1,947,313	19,278,412	19,642,438	152	293	1,583,732	25,170	—
Small-Cap Value Fund	588,562	14,914,425	14,016,770	154	(180)	1,486,191	14,956	—
Small-Cap Core Fund	369,001	6,503,912	6,432,217	66	(20)	440,742	5,889	—
Small-Cap Growth Fund	1,560,493	41,723,716	41,246,572	317	688	2,038,642	28,964	—
Global Low Volatility Equity Fund	—	4,051,244	3,907,308	14	26	143,976	4,696	—
Disciplined International Equity Fund	—	16,374,357	13,758,887	137	369	2,615,976	11,964	—
Pyrford International Stock Fund	—	93,540,213	76,753,134	979	4,409	16,792,467	143,287	—
LGM Emerging Markets Equity Fund	—	37,777,495	30,512,000	1,482	1,303	7,268,280	62,307	—
Alternative Strategies Fund	—	66,189,857	41,655,108	5,191	462	24,540,402	15,008	—
Global Long/Short Equity Fund	—	9,459,859	6,027,318	366	1,296	3,434,203	42,148	—
Short-Term Income Fund	4,464,102	199,465,835	200,689,379	535	972	3,242,065	96,893	—
Strategic Income Fund	938,029	41,408,840	36,559,600	486	(507)	5,787,248	34,703	—
TCH Corporate Income Fund	4,410,836	84,524,902	84,084,732	261	(383)	4,850,884	60,075	—
TCH Core Plus Bond Fund	46,560,055	410,079,134	415,775,313	3,960	(5,725)	40,862,111	459,304	—
High Yield Bond Fund	360,045	5,156,137	4,702,232	79	(32)	813,997	5,811	—

Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 1.773%
Ultra Short Tax-Free Fund	80,322	149,949,581	149,870,002	—	—	159,901	13,324	—
Short Tax-Free Fund	115,488	26,908,124	26,902,412	—	—	121,200	3,129	—
Intermediate Tax-Free Fund	79,783	107,646,377	107,640,238	—	—	85,922	9,691	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	866,132	10,865	—	(1,694)	—	875,303	9,865	—

Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,108,497	64,085	—	(10,172)	—	5,162,410	58,185	—
Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of August 31, 2018.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the year August 31, 2018, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$124,151	1.554%
Large-Cap Growth Fund	43,989	1.662
Mid-Cap Value Fund	36,006	3.707
Mid-Cap Growth Fund	9,302	3.445
Small-Cap Value Fund	456	4.146
Small-Cap Core Fund	11,321	2.687
Small-Cap Growth Fund	9,606	3.053

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Global Low Volatility Equity Fund	$84,161	1.672%
Disciplined International Equity Fund	245	1.669
Pyrford International Stock Fund	63,401	1.664
Ultra Short Tax-Free Fund	28,299	1.286
Short Tax-Free Fund	3,659	4.984
Intermediate Tax-Free Fund	38,791	1.642
Strategic Income Fund	2,692	1.531

Notes to Financial Statements (continued)

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

7.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at August 31, 2018. The Funds did not utilize the LOC during the year ended August 31, 2018.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2018 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$61,591,401	$107,648,818	$—	$—
Dividend Income Fund	65,109,929	50,434,519	—	—
Large-Cap Value Fund	200,335,402	196,472,697	—	—
Large-Cap Growth Fund	217,230,063	259,782,166	—	—
Mid-Cap Value Fund	130,415,005	157,620,875	—	—
Mid-Cap Growth Fund	75,599,018	91,481,271	—	—
Small-Cap Value Fund	48,695,963	50,634,520	—	—
Small-Cap Core Fund	19,588,574	19,025,999	—	—
Small-Cap Growth Fund	112,730,853	137,962,350	—	—
Global Low Volatility Equity Fund	15,291,417	36,882,281	—	—
Disciplined International Equity Fund	43,759,401	38,980,204	—	—
Pyrford International Stock Fund	168,248,005	129,516,496	—	—
LGM Emerging Markets Equity Fund	92,793,810	41,211,372	—	—
Alternative Strategies Fund	58,898,914	58,684,644	—	—
Global Long/Short Equity Fund	9,419,989	9,842,074	—	—
Ultra Short Tax-Free Fund	954,983,949	1,039,900,665	3,500,000	10,000
Short Tax-Free Fund	191,432,710	174,071,260	1,345,000	—
Short-Term Income Fund	128,920,200	113,602,909	33,352,012	38,644,452
Intermediate Tax-Free Fund	955,850,271	746,446,121	3,500,000	5,000
Strategic Income Fund	31,871,189	58,339,845	1,983,920	8,212,871
TCH Corporate Income Fund	77,327,574	81,218,627	—	6,865,230
TCH Core Plus Bond Fund	512,940,377	473,193,013	199,650,061	206,764,309
High Yield Bond Fund	4,477,999	6,415,334	—	—

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). There are no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets

BMO Funds

or results of operations as of and during the period ended August 31, 2018. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$161,637,398	$25,102,689	$(896,371)	$24,206,318
Dividend Income Fund	189,109,960	37,475,393	(1,052,306)	36,423,087
Large-Cap Value Fund	487,276,265	68,252,586	(5,471,959)	62,780,627
Large-Cap Growth Fund	428,554,543	131,069,429	(2,754,316)	128,315,113
Mid-Cap Value Fund	266,394,891	32,947,700	(6,043,986)	26,903,714
Mid-Cap Growth Fund	157,471,958	31,372,436	(1,932,065)	29,440,371
Small-Cap Value Fund	100,293,245	13,373,555	(1,080,655)	12,292,900
Small-Cap Core Fund	31,377,512	4,679,582	(447,579)	4,232,003
Small-Cap Growth Fund	188,486,477	36,443,813	(2,432,105)	34,011,708
Global Low Volatility Equity Fund	28,035,500	5,074,270	(710,767)	4,363,503
Disciplined International Equity Fund	73,735,215	8,024,291	(3,872,949)	4,151,342
Pyrford International Stock Fund	608,623,715	77,830,232	(24,360,530)	53,469,702
LGM Emerging Markets Equity Fund	184,681,895	35,550,621	(11,015,022)	24,535,599
Alternative Strategies Fund	72,639,332	5,656,143	(4,011,906)	1,644,237
Global Long/Short Equity Fund	12,318,637	1,551,903	(689,564)	862,339
Ultra Short Tax-Free Fund	609,887,539	502,817	(424,829)	77,988
Short Tax-Free Fund	190,578,751	652,669	(567,507)	85,162
Short-Term Income Fund	279,774,417	511,307	(2,035,704)	(1,524,397)
Intermediate Tax-Free Fund	1,739,328,450	39,030,139	(4,737,895)	34,292,244
Strategic Income Fund	110,573,141	710,378	(2,832,269)	(2,121,891)
TCH Corporate Income Fund	295,642,618	2,946,237	(5,239,217)	(2,292,980)
TCH Core Plus Bond Fund	1,412,784,177	7,726,972	(17,070,577)	(9,343,605)
High Yield Bond Fund	16,228,563	208,964	(282,697)	(73,733)
Government Money Market Fund	3,391,316,233	—	—	—
Tax-Free Money Market Fund	380,941,747	—	—	—
Prime Money Market Fund	461,789,059	—	—	—
Institutional Prime Money Market Fund	482,082,323	64,353	(8,254)	56,099

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2018 and August 31, 2017, were as follows:

	2018			2017
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$3,160,478	$—	$3,189,229	$2,603,123	$—	$1,905,554
Dividend Income Fund	5,133,814	—	11,100,034	2,500,532	—	959,489
Large-Cap Value Fund	11,266,495	—	23,620,755	4,510,036	—	2,304,010
Large-Cap Growth Fund	5,872,237	—	14,405,633	1,825,514	—	15,369,764
Mid-Cap Value Fund	5,417,735	—	4,733,501	4,684,525	—	56,396,982
Mid-Cap Growth Fund	3,084,500	—	3,984,417	5,370,941	—	21,512,271
Small-Cap Value Fund	3,505,522	—	1,725,945	3,050,561	—	3,585,078
Small-Cap Core Fund	454,372	—	822,023	168,167	—	124,126
Small-Cap Growth Fund	—	—	14,759,760	—	—	—
Global Low Volatility Equity Fund	1,366,846	—	495,697	1,170,206	—	97,713
Disciplined International Equity Fund	1,534,123	—	—	1,676,485	—	—
Pyrford International Stock Fund	16,810,534	—	—	14,300,415	—	—
LGM Emerging Markets Equity Fund	1,245,393	—	—	957,823	—	—
Alternative Strategies Fund	49,511	—	4,427,483	—	—	—
Global Long/Short Equity Fund	188,423	—	226,026	56,198	—	4,250
Ultra Short Tax-Free Fund	94,095	7,997,980	217,628	2,011	5,640,480	639,708
Short Tax-Free Fund	—	2,927,616	—	10,806	2,531,848	38,121
Short-Term Income Fund	5,064,383	—	—	4,432,458	—	—
Intermediate Tax-Free Fund	—	46,051,482	—	2,084,903	43,607,907	3,410,963

Notes to Financial Statements (continued)

	2018			2017
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Strategic Income Fund	$4,339,645	$—	$—	$3,032,372	$—	$—
TCH Corporate Income Fund	8,278,452	—	—	7,493,830	—	569,448
TCH Core Plus Bond Fund	32,309,452	—	—	28,160,653	—	—
High Yield Bond Fund	652,504	—	—	2,221,025	—	—
Government Money Market Fund	40,601,282	—	900	13,191,339	—	3,237
Tax-Free Money Market Fund	—	3,674,509	—	20,120	1,920,845	86,463
Prime Money Market Fund	5,929,727	—	111	2,441,514	—	—
Institutional Prime Money Market Fund	6,828,289	—	35	3,084,589	—	—

As of August 31, 2018, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Futures Dividend Payable, and Other Adjustments	Unrealized Appreciation (Depreciation)
Low Volatility Equity Fund	$1,633,663	$—	$9,175,654	$—	$—	$24,206,318
Dividend Income Fund	698,635	—	6,855,034	—	—	36,423,087
Large-Cap Value Fund	4,270,259	—	28,831,046	—	(2)	62,780,627
Large-Cap Growth Fund	11,523,583	—	34,995,341	—	(1)	128,315,113
Mid-Cap Value Fund	2,264,935	—	19,254,357	—	—	26,903,714
Mid-Cap Growth Fund	5,879,806	—	10,955,561	—	—	29,440,371
Small-Cap Value Fund	1,801,630	—	3,047,422	—	—	12,292,900
Small-Cap Core Fund	492,291	—	1,456,896	—	—	4,232,003
Small-Cap Growth Fund	5,124,772	—	13,272,114	—	—	34,011,708
Global Low Volatility Equity Fund	1,069,473	—	4,334,916	—	—	4,363,503
Disciplined International Equity Fund	1,261,906	—	—	(13,743)	4,452	4,151,342
Pyrford International Stock Fund	15,265,819	—	—	(28,544,907)	—	53,469,702
LGM Emerging Markets Equity Fund	3,802,840	—	3,884,420	—	—	24,542,739
Alternative Strategies Fund	—	—	—	—	—	1,644,237
Global Long/Short Equity Fund	50,850	—	—	—	—	863,407
Ultra Short Tax-Free Fund	—	402,644	—	—	422,300	77,988
Short Tax-Free Fund	—	180,366	—	(200,006)	178,355	85,162
Short-Term Income Fund	208,045	—	—	(1,995,755)	180,027	(1,524,397)
Intermediate Tax-Free Fund	—	845,431	—	(9,759,547)	887,982	34,292,244
Strategic Income Fund	—	—	—	(3,065,182)	15,832	(2,121,890)
TCH Corporate Income Fund	704,100	—	439,797	—	278,988	(2,292,980)
TCH Core Plus Bond Fund	255,697	—	—	(7,255,968)	271,744	(9,343,604)
High Yield Bond Fund	—	—	—	(3,114,880)	3,660	(73,733)
Government Money Market Fund	4,112,372	—	200	—	4,112,713	—
Tax-Free Money Market Fund	24,255	342,981	—	—	367,182	—
Prime Money Market Fund	436,537	—	—	—	460,504	—
Institutional Prime Money Market Fund	577,481	—	—	—	561,043	56,099

At August 31, 2018, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards are not subject to expiration and are as follows:

	Capital Loss Carryforwards
Fund	Short-Term	Long-Term	Total
Disciplined International Equity Fund	$13,743	$—	$13,743
Pyrford International Stock Fund	1,449,091	27,095,816	28,544,907
Short Tax-Free Fund	200,006	—	200,006
Short-Term Income Fund	635,906	1,359,849	1,995,755
Intermediate Tax-Free Fund	9,759,547	—	9,759,547
Strategic Income Fund	—	3,065,182	3,065,182
TCH Core Plus Bond Fund	1,323,964	5,932,004	7,255,968
High Yield Bond Fund	1,140,981	1,973,899	3,114,880

BMO Funds

As of August 31, 2018, the following funds had post-October losses, which are deferred until fiscal year 2019 for tax purposes, of:

	Post-October Losses
Fund	Short-Term	Long-Term
Alternative Strategies Fund	$334,731	$544,222
Global Long/Short Equity Fund	643,808	(528,834)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

As of August 31, 2018, the Alternative Strategies Fund had qualified late-year ordinary losses of $654,336, which are deferred until fiscal year 2019 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

10.	Shareholder Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2018, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Low Volatility Equity Fund	69.63%
Dividend Income Fund	71.16
Large-Cap Value Fund	69.85
Large-Cap Growth Fund	53.77
Mid-Cap Value Fund	33.93
Mid-Cap Growth Fund	9.15

Small-Cap Value Fund	18.15%
Small-Cap Core Fund	20.01
Global Low Volatility Equity Fund	26.50
LGM Emerging Markets Equity Fund	15.07
Global Long/Short Equity Fund	42.96

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2018, the percentages that are designated as qualified dividend income were as follows:

Low Volatility Equity Fund	73.80%
Dividend Income Fund	72.19
Large-Cap Growth Fund	54.93
Large-Cap Value Fund	69.97
Mid-Cap Value Fund	36.93
Mid-Cap Growth Fund	9.66
Small-Cap Value Fund	18.67

Small-Cap Core Fund	23.02%
Global Low Volatility Equity Fund	46.96
Disciplined International Equity Fund	89.29
Pyrford International Stock Fund	73.61
LGM Emerging Markets Equity Fund	91.40
Global Long/Short Equity Fund	100.00

For Federal tax purposes, for the year ended August 31, 2018, the following Funds designate long-term capital gains, of:

Low Volatility Equity Fund	$3,189,229
Dividend Income Fund	11,100,034
Large-Cap Value Fund	23,620,755
Large-Cap Growth Fund	14,405,633
Mid-Cap Value Fund	4,733,501
Mid-Cap Growth Fund	3,984,417
Small-Cap Value Fund	1,725,945
Small-Cap Core Fund	822,023

Small-Cap Growth Fund	$14,759,760
Global Low Volatility Equity Fund	495,697
Alternative Strategies Fund	4,427,483
Global Long/Short Equity Fund	226,026
Ultra Short Tax-Free Fund	217,628
Prime Money Market Fund	111
Institutional Prime Money Market Fund	35

For Federal tax purposes, for the year ended August 31, 2018, the following Funds designate qualified short-term capital gains, of:

Low Volatility Equity Fund	$917,075
Dividend Income Fund	2,258,902
Large-Cap Value Fund	5,965,064
Large-Cap Growth Fund	5,504,951
Mid-Cap Value Fund	3,745,450
Mid-Cap Growth Fund	3,084,500
Small-Cap Value Fund	3,505,522
Small-Cap Core Fund	442,833

Alternative Strategies Fund	$49,511
Global Long/Short Equity Fund	159,126
Ultra Short Tax-Free Fund	193,558
Intermediate Tax-Free Fund	185,961
TCH Corporate Income Fund	305,922
TCH Core Plus Bond Fund	961,781
Prime Money Market Fund	2,136
Institutional Prime Money Market Fund	2,260

For Federal tax purposes, for the year ended August 31, 2018, the following Funds designate qualified tax-exempt dividends, of:

Ultra Short Tax-Free Fund	$10,022,684
Short Tax-Free Fund	3,696,255
Intermediate Tax-Free Fund	53,215,891
Tax-Free Money Market Fund	4,629,237

Notes to Financial Statements (continued)

For the year ended August 31, 2018, Pursuant to Section 853 of the Code, the following Funds designated income and distributed ordinary income (including short-term capital gains) derived from foreign sources and foreign taxes paid of:

Fund	Income Derived from Foreign Sources	Foreign Source Income Distributed per Share	Foreign Taxes Paid	Foreign Taxes Paid per Share
Global Low Volatility Equity Fund	$959,861	$0.4415	$61,561	$0.0283
Disciplined International Equity Fund	2,626,942	0.3715	140,949	0.0199
Pyrford International Stock Fund	25,695,469	0.5178	1,428,048	0.0288
LGM Emerging Markets Equity Fund	4,549,583	0.3519	389,168	0.0301

For the year ended August 31, 2018, Pursuant to Section 871 of the Code, the Government Money Market Fund designated short-term capital gain dividends and interest related dividends for non-resident alien shareholders of $4,811 and $40,596,471, respectively.

11.	Recently Issued Accounting Pronouncements

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements, which sets forth a methodology for disclosing the fair value hierarchy. Compliance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2019.

In August 2018, the Securities and Exchange Commission released its Final Rules that eliminates or amends disclosure requirements that are redundant or outdated in light of changes in SEC requirements, US GAAP, IFRS or changes in technology or the business environment. The Rules are effective 30 days from publication in the Federal Register.

12.	Subsequent Events

Effective October 1, 2018, BMO Alternative Strategies Fund lowered its investment advisory fee as noted in the table below, and lowered its net expense ratios for the Advisor Class and Institutional Class from 2.00% and 1.75%, respectively, to 1.70% and 1.45%, respectively.

	Fund’s ADNA
	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Alternative Strategies Fund	1.000%	0.975%	0.950%

Effective October 18, 2018, the Corporation, on behalf of the respective Funds, terminated the LOC agreement with UMB Bank, n.a. and committed to a $25 million LOC with State Street Bank & Trust Company.

Results of the Special Meeting of Shareholders (Unaudited)

The special meeting of the shareholders of BMO Pyrford International Stock Fund was held on April 23, 2018. The matter voted on by the shareholders of record as of March 20, 2018 and the results of the vote at the shareholder meeting held April 23, 2018 are as follows:

To approve an amendment to the Articles of Incorporation, as amended, of BMO Funds, Inc. to redesignate and convert the Class Y shares of the Fund into Class A shares of the Fund and to terminate the Class Y shares of the Fund, as described in a plan of redesignation and conversion.

	Affirmative	Against	Abstain
BMO Pyrford International Stock Fund	286,921	1,293	98

The special meeting of the shareholders of BMO Mid-Cap Value Fund and BMO Small-Cap Value Fund was held on April 23, 2018, and adjourned with respect to BMO Small-Cap Value Fund and reconvened on May 7, 2018. The matter voted on by the shareholders of record of each Fund as of March 20, 2018 and the results of the vote at the shareholder meeting held April 23, 2018 with respect to BMO Mid-Cap Value Fund, and May 7, 2018 with respect BMO Small-Cap Value Fund, are as follows:

To approve an amendment to the Articles of Incorporation, as amended, of BMO Funds, Inc. to liquidate the Class R3 shares of the Fund and to terminate Class R3 as a share class of the Fund.

	Affirmative	Against	Abstain
BMO Mid-Cap Value Fund	1,906	0	0
BMO Small-Cap Value Fund	2,924	0	138

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Low Volatility Equity Fund, BMO Dividend Income Fund, BMO Large-Cap Value Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Core Fund, BMO Small-Cap Growth Fund, BMO Global Low Volatility Equity Fund, BMO Disciplined International Equity Fund, BMO Pyrford International Stock Fund, BMO LGM Emerging Markets Equity Fund, BMO Alternative Strategies Fund, BMO Global Long/Short Equity Fund, BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Intermediate Tax-Free Fund, BMO Strategic Income Fund, BMO TCH Corporate Income Fund, BMO TCH Core Plus Bond Fund, BMO High Yield Bond Fund, BMO Government Money Market Fund, BMO Tax-Free Money Market Fund, BMO Prime Money Market Fund, and BMO Institutional Prime Money Market Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments as of August 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes to financial statements (collectively, the financial statements), and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2018 by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 26, 2018

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of August 31, 2018. The address of each Director is c/o BMO Funds, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. There are currently 43 separate portfolios or funds in the BMO Funds complex, of which 42 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Ridge A. Braunschweig Age: 65	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	43	None
Benjamin M. Cutler Age: 73	Independent Director	Since July 2004	Chairman, USHEALTH Group, Inc. (a health insurance company), since 2004; CEO and President, USHEALTH Group, Inc., from 2004 to 2016; Director, Freedom from Hunger (a non-profit organization), since 2016.	43	None
John A. Lubs Age: 70	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	43	None
Vincent P. Lyles Age: 57	Independent Director	Since September 2017	President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, since 2012.	43	None
James Mitchell Age: 71	Independent Director	Since March 1999	Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992; Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), from 1999 to 2015.	43	None
Barbara J. Pope Age: 70	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse	43	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser** Age: 61	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	43	None
Daniela O’Leary - Gill** Age: 53	Director	Since August 2018	Chief Operating Officer of BMO Financial Group, since February 1, 2018; Director of the Adviser since June 1, 2018; Head, Communications, Government & Investor Relations 2016-2018; Head, AML Program Oversight 2014-2016; SVP, Personal Banking & Chief CRA Officer 2011-2014.	43	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.
** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the
Adviser. Ms. O’Leary - Gill is an “interested person” of the Corporation due to the positions that she holds with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brett Black Age: 46	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, from 2014 to 2017; Senior Compliance Officer of BMO Harris Bank, from 2012 to 2014.
Timothy M. Bonin Age: 45	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.
Michael J. Murphy Age: 39	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory and Subadvisory Agreements

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), met to discuss the advisory and subadvisory agreements, as applicable, of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the following agreements, all for an additional year ending August 31, 2019 (except as noted): (1) the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Fund(for an additional year ending August 26, 2019 for BMO Disciplined Equity Fund and BMO Global Long/Short Equity Fund); (2) an investment subadvisory agreement with each of the following subadvisers that are affiliates of the Adviser: (i) Taplin, Canida & Habacht, LLC on behalf of BMO TCH Corporate Income Fund and BMO TCH Core Plus Bond Fund; (ii) LGM Investments Limited on behalf of BMO LGM Emerging Markets Equity Fund; (iii) Pyrford International Ltd. on behalf of BMO Pyrford International Stock Fund; and (iv) CTC myCFO, LLC (“CTC”) on behalf of BMO Alternative Strategies Fund; and (3) an investment subadvisory agreement on behalf of BMO Alternative Strategies Fund with each of the following subadvisers that are not affiliated with the Adviser: (i) Cramer Rosenthal McGlynn, LLC; (ii) Graham Capital Management, L.P.; and (iii) Iridian Asset Management LLC. The subadvisers listed above are referred to herein each as a “Subadviser” and collectively as the “Subadvisers.” The subadvisory agreements listed above are referred to herein each as a “Subadvisory Agreement” and collectively as the “Subadvisory Agreements.”

At Board meetings held on July 11, 2018 (“July Meeting”) and August 7-8, 2018 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory and Subadvisory Agreements. In connection with its consideration of the Advisory and Subadvisory Agreements, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement and Subadvisory Agreements in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, and performance, comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies, and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory and Subadvisory Agreements, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates) and the Subadvisers, including information on: (1) the nature, extent, and quality of services provided to each Fund by the Adviser (and its affiliates) and the Subadvisers, as applicable; (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the level of the advisory and subadvisory fees charged to each Fund as compared to: (a) other clients of the Adviser and the Subadvisers and (b) a group of comparable funds; (4) the expense ratios of each Fund as compared to a group of comparable funds; (5) the profitability of the Adviser and, to the extent made available, profitability of the Subadvisers; and (6) the Adviser’s and each Subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser (and its affiliates) and each Subadviser as a result of their relationships with the Funds.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement and the Subadvisory Agreements.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of each Advisory and Subadvisory Agreement, as applicable. Although the Advisory Agreement and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser and each Subadviser to the Funds, the Board reviewed information describing the financial strength, experience, resources, and key personnel of the Adviser and each Subadviser, including the personnel who provide investment management services to the Funds. With respect to the Adviser, the Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the Subadvisers, as applicable; monitoring of the execution of portfolio transactions; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds and the differentiation of the advisory services provided by the management team versus the portfolio management services provided by the Subadvisers, as applicable. With respect to each Subadviser, the

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts (Unaudited) (continued)

Board noted each Subadviser’s experience in managing the strategies of its respective Fund and each Subadviser’s compliance program as it relates to the Fund. The Board considered the other services provided by the Subadvisers under the Subadvisory Agreements, including selecting broker-dealers for execution of portfolio transactions; monitoring adherence to the Fund’s investment restrictions; and assisting with portfolio compliance with securities laws, regulations, policies, and procedures. With respect to CTC, the Board noted CTC’s experience in the alternative strategies space, its Subadviser selection process, and its responsibility for assisting the Adviser in the selection of certain Subadvisers and related asset allocation.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to each Fund by the Adviser and each Subadviser, as applicable, are expected to be satisfactory.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered updated performance information for each Fund relative to its benchmark and, if applicable, its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one-, three-, five-, and ten-year trailing periods (as applicable) through May 31, 2018, as provided by the Adviser. The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in at least half of the periods reviewed, except for the following Funds: BMO Low Volatility Equity Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Growth Fund, BMO Pyrford International Stock Fund, BMO Global Long/Short Equity Fund, BMO Alternative Strategies Fund, BMO Strategic Income Fund, and BMO High Yield Bond Fund.

With respect to the BMO Low Volatility Equity Fund, the Board considered that Class A and Class I shares of the Funds were rated three and four stars, respectively, by Morningstar and that the Fund’s one-year performance was in the fourth quartile of its peer group, while its year-to-date , three-year, and five-year performance were in the fourth quartile. The Board noted the Adviser’s explanation for the recent underperformance of the Fund and also considered the Adviser’s statement that the Fund’s longer-term performance continues to demonstrate the value of the strategy over a full market cycle.

With respect to the BMO Mid-Cap Growth Fund, the Board considered that its year-to-date and one-year performance was in the second quartile of its peer group, while its three-year and five-year performance were in the fourth quartile and its ten-year performance was in the third quartile. The Board noted the Adviser’s explanation that, since members of the disciplined equity team took over management of the Fund in late 2016, the Fund had seen an improvement in its relative performance and ranked in the 29th percentile for its one-year performance.

With respect to the BMO Small-Cap Growth Fund, the Board considered that its year-to-date, one-year, and ten-year performance was in the third quartile of its peer group, and its three-year and five-year performance were in the fourth quartile. The Board noted the Adviser’s explanation that, since members of the disciplined equity team took over management of the Fund in late 2016, the Fund had seen an improvement in its relative performance and ranked closer to the category median for its one-year performance.

With respect to the BMO Pyrford International Stock Fund, the Board considered that its year-to-date, one-year, three-year, and five-year performance were in the fourth quartile of its peer group. The Board considered the information provided by the Adviser about the specific contributors to the Fund’s underperformance, and noted the explanation provided that the Fund has underperformed primarily due to its defensive positioning given the recent market environment.

With respect to the BMO Global Long/Short Equity Fund, the Board considered its limited performance history and noted that its year-to-date performance was in the fourth quartile of its peer group and its one-year performance was in the third quartile. The Board noted the Adviser’s explanation for the recent underperformance of the Fund.

With respect to the BMO Alternative Strategies Fund, the Board considered its limited performance history and noted that its year-to-date and one year performance was in the fourth quartile of its peer group and its three-year performance was in the third quartile. The Board noted the Adviser’s explanation for the recent underperformance of the Fund and also considered the Fund management changes that occurred during the previous year and changes discussed and approved at the Meeting.

With respect to the BMO Strategic Income Fund, the Board considered that the Fund was ranked three stars by Morningstar, and that its year-to-date, one-year, three-year, five-year, and ten-year performance were in the third quartile of its peer group. The Board noted that the Fund’s name, investment objective, and principal investment strategy were changed in May 2017 and considered that the Fund ranked near the category median for its one-year, three-year, and five-year performance.

With respect to the BMO High Yield Bond Fund, the Board considered that Class I shares of the Fund were ranked three stars by Morningstar and that its year-to-date performance was in the fourth quartile of its peer group and its one-year, three-year, and five-year performance was in the third quartile. The Board noted the Adviser’s explanation for the recent underperformance of the Fund and also considered the Fund management changes that have occurred since a new investment team took over management of the Fund in March 2017.

BMO Funds

The Board determined that it was generally satisfied with each Fund’s performance and would continue to monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser and Subadvisers

The Board considered the fees payable by each Fund under the Advisory Agreement and each Subadvisory Agreement. The Board first reviewed the management fees charged to comparable accounts managed by the Adviser and the Subadvisers of each Fund, if any, taking into consideration differences in style, size, and services provided to such other accounts. The Board noted that, in some cases, the fees for certain accounts or average fees for certain investment strategies were lower than the fees charged to certain Funds with similar investment strategies. The Board considered the Adviser’s explanation that registered investment companies generally require additional advisory and administrative services than other clients due to the enhanced regulatory structure and legal requirements with which investment companies must comply. With respect to the Subadvisers, the Board also considered the affiliation of each Subadviser (if any) with the Adviser.

The Board next reviewed information provided by the Adviser comparing each Fund’s contractual (gross) advisory fee to the median fee of its Morningstar peer category (“Morningstar peers”) or Strategic Insight’s Simfund peer category (“Simfund peers”). In addition, the Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Morningstar peer group and Lipper peer group (“Lipper peers”). With respect to the Subadvisers, the Board considered the fees payable under the Subadvisory Agreements, noting that the fees would be paid by the Adviser (not the Fund).

The Board considered that substantially all of the equity and fixed income Funds’ contractual advisory fees were lower than or within a few basis points of their Morningstar peers and all of the money market Funds’ contractual advisory fees were lower than or within a few basis points of their Simfund peers.

With respect to the BMO Alternative Strategies Fund, the Board considered that its contractual investment advisory fees and net expense ratio were in the fourth quartile of its Morningstar peers, and its net expense ratio was below its Lipper peers by eight basis points for Class I shares and above the median by 17 basis points for Class A shares. The Board took into consideration the Adviser’s efforts to lower the Fund’s expenses.

The Board also considered that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser and each Subadviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and each Subadviser and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Board also reviewed and considered profitability information it received from each Subadviser, if provided, in connection with the services provided to each Fund.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the Funds’ fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered each Fund’s fee structure, asset size, and net expense ratio giving effect to each Fund’s Expense Limitation. The Board was satisfied with the fee structures and also considered the Adviser’s commitment to continue to evaluate advisory fee breakpoints in the future.

Other Benefits to the Adviser and Subadvisers

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, custody fees, shareholder service fees, and securities lending revenue. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the Funds and/or other clients. The Board noted that, other than the services provided by the Adviser and Subadvisers pursuant to the Advisory and Subadvisory Agreements and the related fees to be paid by each Fund, the Adviser and Subadvisers may potentially benefit from their relationship with each other in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory and subadvisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory and Subadvisory Agreements are fair and reasonable and that the approval of the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each applicable Fund.

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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BMO Investment Distributors, LLC, Distributor

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Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2018 BMO Financial Corp. (9/18)

BMO Funds	August 31, 2018

Annual report

Target Retirement Funds

Target Risk Funds

Commentaries (Unaudited)
Target Retirement Funds Commentary	2
BMO In-Retirement Fund	3	BMO Target Retirement 2035 Fund	5
BMO Target Retirement 2015 Fund	3	BMO Target Retirement 2040 Fund	6
BMO Target Retirement 2020 Fund	4	BMO Target Retirement 2045 Fund	6
BMO Target Retirement 2025 Fund	4	BMO Target Retirement 2050 Fund	7
BMO Target Retirement 2030 Fund	5	BMO Target Retirement 2055 Fund	7

Target Risk Funds Commentary	8	BMO Balanced Allocation Fund	10
BMO Conservative Allocation Fund	9	BMO Growth Allocation Fund	10
BMO Moderate Allocation Fund	9	BMO Aggressive Allocation Fund	11

Financial Information

Expense Example (Unaudited)			12

Schedules of Investments:
BMO In-Retirement Fund	14
BMO Target Retirement 2015 Fund	14	BMO Target Retirement 2050 Fund	19
BMO Target Retirement 2020 Fund	15	BMO Target Retirement 2055 Fund	20
BMO Target Retirement 2025 Fund	16	BMO Conservative Allocation Fund	21
BMO Target Retirement 2030 Fund	16	BMO Moderate Allocation Fund	21
BMO Target Retirement 2035 Fund	17	BMO Balanced Allocation Fund	22
BMO Target Retirement 2040 Fund	18	BMO Growth Allocation Fund	23
BMO Target Retirement 2045 Fund	19	BMO Aggressive Allocation Fund	24

Notes to Schedules of Investments			24
Statements of Assets and Liabilities			25
Statements of Operations			28
Statements of Changes in Net Assets			31
Financial Highlights			36
Notes to Financial Statements			43

Report of Independent Registered Public Accounting Firm			63

Directors and Officers of the Funds (Unaudited)			64

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)			66

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report — Commentary	BMO Target Retirement Funds

BMO Target Date Funds

Performance for the One-Year Period Ending August 31, 2018 (%)

		Target Date Index
	Retirement Class (R-6)	S&P Target Date	Lipper Mixed Asset	Russell 3000
BMO In-Retirement	3.99	5.35	4.45
BMO Target Retirement 2015	5.12	6.31	5.31
BMO Target Retirement 2020	7.72	7.14	5.94
BMO Target Retirement 2025	9.30	8.48	7.06
BMO Target Retirement 2030	10.34
BMO Target Retirement 2035	11.50	11.11	9.96
BMO Target Retirement 2040	11.90	11.97	9.70
BMO Target Retirement 2045	12.26	12.37	11.32
BMO Target Retirement 2050	12.11		14.25	20.25
BMO Target Retirement 2055	12.17		11.73	20.25

The BMO Target Date Funds mostly outperformed their Lipper peer group medians for the one-year period. The return range was 3.99% for the BMO In-Retirement Fund (Retirement Class (R-6)) to 12.26% for the BMO Target Retirement 2045 Fund (Retirement Class (R-6)). The disparity in relative performance was reflective of the divergence between the mix of stocks and bonds during the year, with stocks outperforming core bonds.

Fiscal year 2018 witnessed a significant divergence between U.S. economic growth and the rest of the world. The U.S. economy showed signs of acceleration, driven by tax cuts passed in December 2017 along with a stimulative 2018 budget. This strong backdrop pushed the Federal Reserve (the Fed) to hike rates in three of the four quarters and signal further rate hikes on the horizon. Abroad, growth decelerated with particularly weakness in Europe and certain emerging markets such as Turkey and Argentina. Given the U.S. economic outperformance and tax reform, it comes as no surprise that U.S. equities led the way with the S&P 500 returning 19.6% and the Small-Cap Russell 2000 returning 25.5%. International equity returns were more muted with the international developed index MSCI EAFE up 4.4% and MSCI Emerging Markets down -0.68%. The risk-on theme translated into the fixed income market where the Barclays High Yield Index’s return of 3.4% easily outpaced the Barclays Aggregate Bond Index’s return of -1.1%.

Fixed income managers performed flat in aggregate for the year. BMO TCH Core Plus Bond and Metropolitan West Total Return Bond slightly outperformed their core bond benchmark due to the managers’ positive tilt towards credit. TCW Emerging Market Income slightly underperformed its benchmark. Corporate high yield funds BMO High Yield, Federated High Yield and Fidelity Floating Rate all underperformed their benchmarks mainly due to their bias towards higher quality bonds. The alternatives allocation detracted value during the year as the BMO Alternative Strategies fund underperformed the Barclays U.S. Aggregate return.

Domestic equity strategies largely added to performance. Small cap managers were flat for the year, as Goldman Sachs Small Cap Value underperformed and BMO Small-Cap Growth outperformed their respective benchmarks. Large and mid cap managers outperformed benchmarks with T. Rowe Price Growth Stock, BMO Large-Cap Value and BMO Mid-Cap Growth performing exceptionally well. BMO Low Volatility Equity was unable to keep pace with the benchmark due to the lower risk of its holdings.

International equity fund performance was mixed, with managers detracting from performance in aggregate. MFS International Value added the most value, while BMO Pyrford International and DFA International Small Cap slightly underperformed their benchmark. BMO Disciplined International, Harbor International and Dodge and Cox International were the main laggards. On the emerging markets side, BMO LGM Emerging Markets Equity outperformed the benchmark.

All eyes are turned towards the Fed as the market attempts to glean its path forward. The U.S. economy has proven resilient to the recent rate hikes but the Fed is approaching the rate level they estimate could provide a drag on growth. More importantly, economies abroad have suffered due to secondary effects from higher U.S. rates such as the strong dollar and increased borrowing costs. International central banks such as the European Central Bank and Bank of Japan have the unenviable task of gradually shifting away from highly stimulative policy without upending markets. The success of these central banks in this endeavour along with the Fed’s policy path will help dictate the trajectory for the market over the coming year.

We favor U.S. large cap equities and U.S. small cap equities with a commensurate underweight to core bonds, high yield bonds and emerging market bonds. We believe U.S. equities should benefit from a strong economy, strong earnings momentum and positive investor sentiment. We believe that Fed rate hikes along with rising inflation should put modest pressure on bond yields, making fixed income less attractive.

2

Annual Report	BMO Target Retirement Funds

BMO In-Retirement Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y )	3.66	5.05	5.04	BTRYX	09658L125	8/30/2013	2.07	0.98
Retirement Class (R-3)	3.43	4.80	4.80	BTRRX	09658L141	8/30/2013	2.32	1.23
Retirement Class (R-6)	3.99	5.47	5.46	BTRTX	09658L133	8/30/2013	1.67	0.58
Standard & Poor’s Target Date 2010 Index	5.35	5.65	5.64
Lipper Mixed-Asset Target 2010 Funds Index	4.45	5.31	5.31

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				18.0
				Mid-Cap Funds				3.1
				Small-Cap Funds				1.2
				International Funds				11.4
				Fixed Income Funds				58.1
				Alternative Funds				6.9
				Other Assets & Liabilities, Net				1.3
				Total				100.0

BMO Target Retirement 2015 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
			Since inception
	1-year						Gross	Net
Investor Class (Y )	4.72		5.05	BRTAX	09658V750	12/27/2013	4.96	1.00
Retirement Class (R-3)	4.46		4.80	BRTCX	09658V735	12/27/2013	5.21	1.25
Retirement Class (R-6)	5.12		5.50	BRTDX	09658V727	12/27/2013	4.56	0.60
Standard & Poor’s Target Date 2015 Index	6.31		5.46
Lipper Mixed-Asset Target 2015 Funds Index	5.31		4.96

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				21.1
				Mid-Cap Funds				4.2
				Small-Cap Funds				1.7
				International Funds				13.8
				Fixed Income Funds				50.5
				Alternative Funds				7.4
				Other Assets & Liabilities, Net				1.3
				Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

3

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2020 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y )	7.28	7.09	7.08	BTRDX	09658V404	8/30/2013	1.33	1.03
Retirement Class (R-3)	7.06	6.84	6.83	BTRFX	09658V206	8/30/2013	1.58	1.28
Retirement Class (R-6)	7.72	7.53	7.52	BTRGX	09658V305	8/30/2013	0.93	0.63
Standard & Poor’s Target Date 2020 Index	7.14	7.20	7.20
Lipper Mixed-Asset Target 2020 Funds Index	5.94	6.43	6.43

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				30.0
				Mid-Cap Funds				6.9
				Small-Cap Funds				2.6
				International Funds				20.1
				Fixed Income Funds				32.9
				Alternative Funds				6.3
				Other Assets & Liabilities, Net				1.2
				Total				100.0

BMO Target Retirement 2025 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
			Since inception
	1-year						Gross	Net
Investor Class (Y )	8.85		6.58	BRTEX	09658V719	12/27/2013	1.75	1.04
Retirement Class (R-3)	8.53		6.35	BRTGX	09658V685	12/27/2013	2.00	1.29
Retirement Class (R-6)	9.30		7.01	BRTHX	09658V677	12/27/2013	1.35	0.64
Standard & Poor’s Target Date 2025 Index	8.48		6.54
Lipper Mixed-Asset Target 2025 Funds Index	7.06		6.04

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				32.8
				Mid-Cap Funds				9.1
				Small-Cap Funds				3.8
				International Funds				23.3
				Fixed Income Funds				24.2
				Alternative Funds				5.5
				Other Assets & Liabilities, Net				1.3
				Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

4

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2030 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y )	9.95	8.51	8.51	BTRHX	09658V800	8/30/2013	1.33	1.09
Retirement Class (R-3)	9.63	8.25	8.25	BTRKX	09658V602	8/30/2013	1.58	1.34
Retirement Class (R-6)	10.34	8.94	8.94	BTRLX	09658V701	8/30/2013	0.93	0.69
Standard & Poor’s Target Date 2030 Index	9.87	8.61	8.60
Lipper Mixed-Asset Target 2030 Funds Index	8.61	8.20	8.20

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				36.4
				Mid-Cap Funds				10.2
				Small-Cap Funds				4.2
				International Funds				25.9
				Fixed Income Funds				16.8
				Alternative Funds				5.2
				Other Assets & Liabilities, Net				1.3
				Total				100.0

BMO Target Retirement 2035 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
			Since inception
	1-year						Gross	Net
Investor Class (Y )	10.95		7.18	BRTIX	09658V669	12/27/2013	1.85	1.09
Retirement Class (R-3)	10.76		6.90	BRTKX	09658V644	12/27/2013	2.10	1.34
Retirement Class (R-6)	11.50		7.62	BRTLX	09658V636	12/27/2013	1.45	0.69
Standard & Poor’s Target Date 2035 Index	11.11		7.63
Lipper Mixed-Asset Target 2035 Funds Index	9.96		7.43

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				39.8
				Mid-Cap Funds				11.1
				Small-Cap Funds				4.6
				International Funds				28.3
				Fixed Income Funds				10.3
				Alternative Funds				4.6
				Other Assets & Liabilities, Net				1.3
				Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

5

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2040 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y )	11.50	9.34	9.33	BTRMX	09658V859	8/30/2013	1.45	1.08
Retirement Class (R-3)	11.31	9.07	9.07	BTRPX	09658V875	8/30/2013	1.70	1.33
Retirement Class (R-6)	11.90	9.77	9.77	BTRQX	09658V867	8/30/2013	1.05	0.68
Standard & Poor’s Target Date 2040 Index	11.97	9.70	9.69
Lipper Mixed-Asset Target 2040 Funds Index	10.89	9.26	9.26

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				41.7
				Mid-Cap Funds				11.6
				Small-Cap Funds				4.9
				International Funds				29.5
				Fixed Income Funds				6.8
				Alternative Funds				4.2
				Other Assets & Liabilities, Net				1.3
				Total				100.0

BMO Target Retirement 2045 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
			Since inception
	1-year						Gross	Net
Investor Class (Y )	11.73		7.84	BRTMX	09658V453	12/27/2013	2.42	1.06
Retirement Class (R-3)	11.37		7.55	BRTPX	09658V610	12/27/2013	2.67	1.31
Retirement Class (R-6)	12.26		8.28	BRTQX	09658V594	12/27/2013	2.02	0.66
Standard & Poor’s Target Date 2045 Index	12.37		8.20
Lipper Mixed-Asset Target 2045 Funds Index	11.32		7.96

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				42.1
				Mid-Cap Funds				11.7
				Small-Cap Funds				5.0
				International Funds				29.8
				Fixed Income Funds				6.5
				Alternative Funds				3.5
				Other Assets & Liabilities, Net				1.4
				Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

6

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2050 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y )	11.64	9.43	9.42	BTRUX	09658V818	8/30/2013	1.55	1.06
Retirement Class (R-3)	11.38	9.16	9.15	BTRWX	09658V834	8/30/2013	1.80	1.31
Retirement Class (R-6)	12.11	9.87	9.86	BTRZX	09658V826	8/30/2013	1.15	0.66
Russell 3000® Index	20.25	14.25	14.24
Lipper Mixed-Asset Target 2050+ Funds Index	11.58	9.36	9.35

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				42.0
				Mid-Cap Funds				11.7
				Small-Cap Funds				5.0
				International Funds				30.0
				Fixed Income Funds				6.5
				Alternative Funds				3.5
				Other Assets & Liabilities, Net				1.3
				Total				100.0

BMO Target Retirement 2055 Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
			Since inception
	1-year						Gross	Net
Investor Class (Y )	11.65		7.82	BRTRX	09658V586	12/27/2013	3.26	1.06
Retirement Class (R-3)	11.39		7.57	BRTTX	09658V560	12/27/2013	3.51	1.31
Retirement Class (R-6)	12.17		8.27	BRTUX	09658V552	12/27/2013	2.86	0.66
Russell 3000® Index	20.25		12.17
Lipper Mixed-Asset Target 2055+ Funds Index	11.73		8.16

Growth of an assumed $10,000 investment				Portfolio sector allocation**
				Sector				Fund (%)
				Large-Cap Funds				42.0
				Mid-Cap Funds				11.6
				Small-Cap Funds				5.0
				International Funds				29.6
				Fixed Income Funds				6.5
				Alternative Funds				3.5
				Other Assets & Liabilities, Net				1.8
				Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

7

Annual Report — Commentary	BMO Target Risk Funds

Performance for the One-Year Period Ending August 31, 2018 (%)

	Retirement Class (R-6)	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index	Lipper Mixed Asset
BMO Conservative Allocation	2.28	-1.05		3.93
BMO Moderate Allocation	5.33	-1.05		7.14
BMO Balanced Allocation	8.51		19.66	9.49
BMO Growth Allocation	11.66		19.66	12.54
BMO Aggressive Allocation	14.51		19.66	18.81

The BMO Target Risk Funds underperformed Lipper peer group medians for the one-year period. The return range was 2.28% for the Conservative Allocation Fund (Retirement Class (R-6)) to 14.51% for the Aggressive Allocation Fund (Retirement Class (R-6)). The disparity in relative performance was reflective of the divergence between the mix of stocks and bonds during the year, with stocks outperforming core bonds.

Fiscal year 2018 witnessed a significant divergence between U.S. economic growth and the rest of the world. The U.S. economy showed signs of acceleration, driven by tax cuts passed in December 2017 along with a stimulative 2018 budget. This strong backdrop pushed the Federal Reserve (the Fed) to hike rates in three of the four quarters and signal further rate hikes on the horizon. Abroad, growth decelerated with particularly weakness in Europe and certain emerging markets such as Turkey and Argentina. Given the U.S. economic outperformance and tax reform, it comes as no surprise that U.S. equities led the way with the S&P 500 returning 19.6% and the Small-Cap Russell 2000 returning 25.5%. International equity returns were more muted with the international developed index MSCI EAFE up 4.4% and MSCI Emerging Markets down -0.68%. The risk-on theme translated into the fixed income market where the Barclays High Yield Index’s return of 3.4% easily outpaced the Barclays Aggregate Bond Index’s return of -1.1%.

Fixed income managers had mixed results for the year. BMO TCH Core Plus Bond and Metropolitan West Total Return Bond outperformed their core bond benchmark due to the managers’ positive tilt towards credit. BMO TCH Emerging Markets Bond slightly underperformed its benchmark. The alternatives allocation detracted value during the year as BMO Alternative Strategies underperformed bonds and equities.

Domestic equity strategies largely added to performance. Small cap managers were flat for the year, as Goldman Sachs Small Cap Value underperformed and BMO Small-Cap Growth outperformed their respective benchmarks. Large and mid-cap managers outperformed benchmarks with T. Rowe Price Growth Stock, BMO Large-Cap Value and BMO Mid-Cap Growth performing exceptionally well. BMO Low Volatility Equity was unable to keep pace with the benchmark due to the lower risk of its holdings.

International equity fund performance was mixed, with managers adding to performance in aggregate. MFS International Value and T Rowe International Discovery added the most value, while BMO Pyrford International slightly underperformed its benchmark. BMO Disciplined International, Harbor International and Dodge and Cox International were the main laggards. On the emerging markets side, BMO LGM Emerging Markets Equity outperformed the benchmark.

All eyes are turned towards the Fed as the market attempts to glean its path forward. The U.S. economy has proven resilient to the recent rate hikes but the Fed is approaching the rate level they estimate could provide a drag on growth. More importantly, economies abroad have suffered due to secondary effects from higher U.S. rates such as the strong dollar and increased borrowing costs. International central banks such as the European Central Bank and Bank of Japan have the unenviable task of gradually shifting away from highly stimulative policy without upending markets. The success of these central banks in this endeavour along with the Fed’s policy path will help dictate the trajectory for the market over the coming year.

Our portfolios are positioned slightly positive risk with an overweight in U.S. large cap equities and U.S. small cap equities and a commensurate underweight to core bonds, high yield bonds and emerging market bonds. We believe U.S. equities should benefit from a strong economy, strong earnings momentum and positive investor sentiment. We believe that Fed rate hikes along with rising inflation should put modest pressure on bond yields, making fixed income less attractive.

8

Annual Report	BMO Target Risk Funds

BMO Conservative Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y )	1.79	2.71	BDVYX	09658L299	5/30/2014	1.27	1.02
Institutional Class (I)	2.11	2.97	BDVIX	09658L331	5/30/2014	1.02	0.77
Retirement Class (R-3)	1.58	2.46	BDVRX	09658L323	5/30/2014	1.52	1.27
Retirement Class (R-6)	2.28	3.13	BDVSX	09658L315	5/30/2014	0.87	0.62
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.82
Lipper Mixed-Asset Target Allocation Conservative Funds Index	3.93	3.50

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				12.9
			Mid-Cap Funds				1.9
			Small-Cap Funds				1.5
			International Funds				7.1
			Fixed Income Funds				64.7
			Alternative Funds				10.4
			Other Assets & Liabilities, Net				1.5
			Total				100.0

BMO Moderate Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y )	4.94	4.13	BMBYX	09658L166	5/30/2014	1.26	0.98
Institutional Class (I)	5.33	4.42	BMBHX	09658L190	5/30/2014	1.01	0.73
Retirement Class (R-3)	4.65	3.87	BMBQX	09658L182	5/30/2014	1.51	1.23
Retirement Class (R-6)	5.33	4.55	BMBTX	09658L174	5/30/2014	0.86	0.58
Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)	1.82
Lipper Mixed-Asset Target Allocation Moderate Funds Index	7.14	5.44

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				24.1
			Mid-Cap Funds				3.5
			Small-Cap Funds				2.8
			International Funds				13.4
			Fixed Income Funds				46.6
			Alternative Funds				8.3
			Other Assets & Liabilities, Net				1.3
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

9

Annual Report	BMO Target Risk Funds

BMO Balanced Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y )	8.06	5.50	BGRYX	09658L216	5/30/2014	1.17	1.02
Institutional Class (I)	8.27	5.77	BGRHX	09658L240	5/30/2014	0.92	0.77
Retirement Class (R-3)	7.77	5.24	BGRRX	09658L232	5/30/2014	1.42	1.27
Retirement Class (R-6)	8.51	5.92	BGRQX	09658L224	5/30/2014	0.77	0.62
Standard & Poor’s 500 Index	19.66	12.43
Lipper Mixed-Asset Target Allocation Growth Funds Index	9.49	6.99

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				34.9
			Mid-Cap Funds				5.1
			Small-Cap Funds				3.9
			International Funds				19.4
			Fixed Income Funds				28.7
			Alternative Funds				6.9
			Other Assets & Liabilities, Net				1.1
			Total				100.0

BMO Growth Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y )	11.15	6.86	BABYX	09658L380	5/30/2014	1.27	1.00
Institutional Class (I)	11.59	7.15	BABHX	09658L422	5/30/2014	1.02	0.75
Retirement Class (R-3)	11.00	6.62	BABRX	09658L414	5/30/2014	1.52	1.25
Retirement Class (R-6)	11.66	7.30	BABQX	09658L398	5/30/2014	0.87	0.60
Standard & Poor’s 500 Index	19.66	12.43
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index	12.54	7.67

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
.			Large-Cap Funds				45.9
			Mid-Cap Funds				6.7
			Small-Cap Funds				5.2
			International Funds				25.4
			Fixed Income Funds				10.5
			Alternative Funds				5.6
			Other Assets & Liabilities, Net				0.7
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

10

Annual Report	BMO Target Risk Funds

BMO Aggressive Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y )	13.90	8.13	BDSYX	09658L257	5/30/2014	1.17	0.97
Institutional Class (I)	14.26	8.40	BDSHX	09658L281	5/30/2014	0.92	0.72
Retirement Class (R-3)	13.70	7.87	BDSRX	09658L273	5/30/2014	1.42	1.22
Retirement Class (R-6)	14.51	8.59	BDSQX	09658L265	5/30/2014	0.77	0.57
Standard & Poor’s 500 Index	19.66	12.43
Lipper Multi-Cap Core Funds Index	18.81	10.62

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				54.3
			Mid-Cap Funds				7.9
			Small-Cap Funds				6.2
			International Funds				30.1
			Alternative Funds				0.5
			Other Assets & Liabilities, Net				1.0
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2018.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2017, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2019 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

11

Expense Example (Unaudited)

For the Six Months ended August 31, 2018

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2018 (3/1/18-8/31/18).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/18	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Annualized Expense Ratio(1)
In-Retirement Fund
Investor	$1,000.00	$1,015.90	$1.68	$1,023.54	$1.68	0.33%
Retirement class R-3	1,000.00	1,015.80	2.95	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,018.20	0.00	1,025.21	0.00	0.00
2015 Fund
Investor	1,000.00	1,018.40	1.68	1,023.54	1.68	0.33
Retirement class R-3	1,000.00	1,017.60	2.95	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,020.10	0.00	1,025.21	0.00	0.00
2020 Fund
Investor	1,000.00	1,026.20	1.69	1,023.54	1.68	0.33
Retirement class R-3	1,000.00	1,026.10	2.96	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,029.10	0.00	1,025.21	0.00	0.00
2025 Fund
Investor	1,000.00	1,031.10	1.69	1,023.54	1.68	0.33
Retirement class R-3	1,000.00	1,029.90	2.97	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,033.40	0.00	1,025.21	0.00	0.00
2030 Fund
Investor	1,000.00	1,033.40	1.90	1,023.34	1.89	0.37
Retirement class R-3	1,000.00	1,032.50	3.18	1,022.08	3.16	0.62
Retirement class R-6	1,000.00	1,035.10	0.00	1,025.21	0.00	0.00
2035 Fund
Investor	1,000.00	1,036.70	1.90	1,023.34	1.89	0.37
Retirement class R-3	1,000.00	1,035.50	3.18	1,022.08	3.16	0.62
Retirement class R-6	1,000.00	1,039.00	0.00	1,025.21	0.00	0.00
2040 Fund
Investor	1,000.00	1,038.00	1.85	1,023.39	1.84	0.36
Retirement class R-3	1,000.00	1,037.00	3.13	1,022.13	3.11	0.61
Retirement class R-6	1,000.00	1,039.80	0.00	1,025.21	0.00	0.00

12

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/18	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Ending account value 8/31/18	Expenses paid during period 3/1/18- 8/31/18(1)	Annualized Expense Ratio(1)
2045 Fund
Investor	$1,000.00	$1,039.80	$1.85	$1,023.39	$1.84	0.36%
Retirement class R-3	1,000.00	1,037.70	3.13	1,022.13	3.11	0.61
Retirement class R-6	1,000.00	1,042.10	0.00	1,025.21	0.00	0.00
2050 Fund
Investor	1,000.00	1,038.90	1.85	1,023.39	1.84	0.36
Retirement class R-3	1,000.00	1,037.20	3.13	1,022.13	3.11	0.61
Retirement class R-6	1,000.00	1,040.50	0.00	1,025.21	0.00	0.00
2055 Fund
Investor	1,000.00	1,038.60	1.85	1,023.39	1.84	0.36
Retirement class R-3	1,000.00	1,038.10	3.13	1,022.13	3.11	0.61
Retirement class R-6	1,000.00	1,040.90	0.00	1,025.21	0.00	0.00
Conservative Allocation Fund
Investor	1,000.00	1,012.90	1.67	1,023.54	1.68	0.33
Institutional	1,000.00	1,014.70	0.41	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,012.60	2.94	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,015.20	0.00	1,025.21	0.00	0.00
Moderate Allocation Fund
Investor	1,000.00	1,022.70	1.53	1,023.69	1.53	0.30
Institutional	1,000.00	1,024.70	0.26	1,024.95	0.26	0.05
Retirement class R-3	1,000.00	1,021.60	2.80	1,022.43	2.80	0.55
Retirement class R-6	1,000.00	1,024.80	0.00	1,025.21	0.00	0.00
Balanced Allocation Fund
Investor	1,000.00	1,030.70	1.69	1,023.54	1.68	0.33
Institutional	1,000.00	1,031.80	0.41	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,029.50	2.97	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,032.90	0.00	1,025.21	0.00	0.00
Growth Allocation Fund
Investor	1,000.00	1,039.30	1.54	1,023.69	1.53	0.30
Institutional	1,000.00	1,041.30	0.26	1,024.95	0.26	0.05
Retirement class R-3	1,000.00	1,039.30	2.83	1,022.43	2.80	0.55
Retirement class R-6	1,000.00	1,041.30	0.00	1,025.21	0.00	0.00
Aggressive Allocation Fund
Investor	1,000.00	1,047.00	1.70	1,023.54	1.68	0.33
Institutional	1,000.00	1,048.20	0.41	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,046.10	2.99	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,050.30	0.00	1,025.21	0.00	0.00

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2018 through August 31, 2018, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

13

August 31, 2018

Schedules of Investments

In-Retirement Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 18.0%
BMO Dividend Income Fund — Institutional Class (1)	17,080	$263,207
BMO Large-Cap Growth Fund — Class R6 (1)	7,922	168,032
BMO Large-Cap Value Fund — Class R6 (1)	23,315	387,491
BMO Low Volatility Equity Fund — Institutional Class (1)	23,825	375,716
Harbor Capital Appreciation Fund — Retirement Class	2,048	167,209
T Rowe Price Growth Stock Fund — Institutional Class	2,305	167,011
Vanguard Equity Income Fund — Admiral Class	3,969	317,898
Vanguard Institutional Index Fund — Institutional Class	2,465	653,949

Total Large-Cap Funds		2,500,513

Mid-Cap Funds — 3.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	3,686	69,706
BMO Mid-Cap Value Fund — Class R6 (1)	13,175	166,007
Vanguard Mid-Cap Index Fund — Institutional Class	4,283	194,194

Total Mid-Cap Funds		429,907

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	1,885	42,366
Goldman Sachs Small Cap Value Fund — Institutional Class	1,932	125,384

Total Small-Cap Funds		167,750

International Funds — 11.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	24,980	273,785
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	13,701	219,070
BMO Pyrford International Stock Fund — Class R6 (1)	28,133	371,352
DFA International Small Company Portfolio — Institutional Class	2,013	41,467
Dodge & Cox International Stock Fund — Retail Class	4,427	191,347
Harbor International Fund — Retirement Class	2,961	191,690
MFS International Value Fund — Class R6	6,553	290,968

Total International Funds		1,579,679

Fixed Income Funds — 58.1%
BMO High Yield Bond Fund — Institutional Class (1)	27,027	249,728
BMO TCH Core Plus Bond Fund — Institutional Class (1)	226,607	2,583,316
Federated Institutional High-Yield Bond Fund — Class R6	41,183	402,362
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	43,357	416,664
Metropolitan West Total Return Bond Fund — Plan Class	306,121	2,996,926
TCW Emerging Markets Income Fund — Institutional Class	52,609	411,404

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	29,960	$736,706
Vanguard Short-Term Investment Grade Fund — Admiral Class	26,531	278,041

Total Fixed Income Funds		8,075,147

Alternative Funds — 6.9%
BMO Alternative Strategies Fund — Institutional Class (1)	98,602	967,286

Total Mutual Funds (identified cost $11,702,863)		13,720,282

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	139,436	139,450

Total Short-Term Investments — 1.0% (identified cost $139,438)		139,450

Total Investments — 99.7% (identified cost $11,842,301)		13,859,732
Other Assets and Liabilities — 0.3%		43,933

Total Net Assets — 100.0%		$13,903,665

2015 Fund
Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 21.1%
BMO Dividend Income Fund — Institutional Class (1)	3,010	$46,383
BMO Large-Cap Growth Fund — Class R6 (1)	2,339	49,607
BMO Large-Cap Value Fund — Class R6 (1)	5,552	92,266
BMO Low Volatility Equity Fund — Institutional Class (1)	5,537	87,322
Harbor Capital Appreciation Fund — Retirement Class	613	50,015
T Rowe Price Growth Stock Fund — Institutional Class	682	49,449
Vanguard Equity Income Fund — Admiral Class	817	65,451
Vanguard Institutional Index Fund — Institutional Class	584	154,938

Total Large-Cap Funds		595,431

Mid-Cap Funds — 4.2%
BMO Mid-Cap Growth Fund — Class R6 (1)	920	17,401
BMO Mid-Cap Value Fund — Class R6 (1)	3,672	46,271
Vanguard Mid-Cap Index Fund — Institutional Class	1,193	54,068

Total Mid-Cap Funds		117,740

Small-Cap Funds — 1.7%
BMO Small-Cap Growth Fund — Institutional Class (1)	676	15,204
Goldman Sachs Small Cap Value Fund — Institutional Class	490	31,798

Total Small-Cap Funds		47,002

(See Notes which are an integral part of the Financial Statements)

14

BMO Funds

2015 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 13.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	5,968	$65,412
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	3,655	58,438
BMO Pyrford International Stock Fund — Class R6 (1)	6,468	85,379
DFA International Small Company Portfolio — Institutional Class	556	11,463
Dodge & Cox International Stock Fund — Retail Class	1,180	51,007
Harbor International Fund — Retirement Class	895	57,945
MFS International Value Fund — Class R6	1,393	61,829

Total International Funds		391,473

Fixed Income Funds — 50.5%
BMO High Yield Bond Fund — Institutional Class (1)	4,563	42,165
BMO TCH Core Plus Bond Fund — Institutional Class (1)	41,100	468,537
Federated Institutional High-Yield Bond Fund — Class R6	7,480	73,082
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	7,868	75,613
Metropolitan West Total Return Bond Fund — Plan Class	56,874	556,800
TCW Emerging Markets Income Fund — Institutional Class	10,013	78,301
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	5,397	132,697

Total Fixed Income Funds		1,427,195

Alternative Funds — 7.4%
BMO Alternative Strategies Fund — Institutional Class (1)	21,416	210,087

Total Mutual Funds (identified cost $2,552,047)		2,788,928

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	25,133	25,136

Total Short-Term Investments — 0.9% (identified cost $25,134)		25,136

Total Investments — 99.6% (identified cost $2,577,181)		2,814,064
Other Assets and Liabilities — 0.4%		9,954

Total Net Assets — 100.0%		$2,824,018

2020 Fund
Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 30.0%
BMO Dividend Income Fund — Institutional Class (1)	90,097	$1,388,399
BMO Large-Cap Growth Fund — Class R6 (1)	94,872	2,012,234

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Large-Cap Value Fund — Class R6 (1)	204,204	$3,393,863
BMO Low Volatility Equity Fund — Institutional Class (1)	205,819	3,245,763
Harbor Capital Appreciation Fund — Retirement Class	24,546	2,003,951
T Rowe Price Growth Stock Fund — Institutional Class	27,657	2,004,055
Vanguard Equity Income Fund — Admiral Class	26,919	2,155,975
Vanguard Institutional Index Fund — Institutional Class	26,170	6,943,581

Total Large-Cap Funds		23,147,821

Mid-Cap Funds — 6.9%
BMO Mid-Cap Growth Fund — Class R6 (1)	73,818	1,395,899
BMO Mid-Cap Value Fund — Class R6 (1)	147,154	1,854,132
Vanguard Mid-Cap Index Fund — Institutional Class	46,004	2,085,832

Total Mid-Cap Funds		5,335,863

Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	34,562	776,962
Goldman Sachs Small Cap Value Fund — Institutional Class	19,066	1,237,358

Total Small-Cap Funds		2,014,320

International Funds — 20.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	222,765	2,441,500
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	163,603	2,616,013
BMO Pyrford International Stock Fund — Class R6 (1)	260,564	3,439,450
DFA International Small Company Portfolio — Institutional Class	18,630	383,777
Dodge & Cox International Stock Fund — Retail Class	47,777	2,064,919
Harbor International Fund — Retirement Class	34,320	2,221,858
MFS International Value Fund — Class R6	53,596	2,379,654

Total International Funds		15,547,171

Fixed Income Funds — 32.9%
BMO High Yield Bond Fund — Institutional Class (1)	75,130	694,199
BMO TCH Core Plus Bond Fund — Institutional Class (1)	723,970	8,253,259
Federated Institutional High-Yield Bond Fund — Class R6	134,214	1,311,266
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	144,474	1,388,399
Metropolitan West Total Return Bond Fund — Plan Class	1,047,878	10,258,724
TCW Emerging Markets Income Fund — Institutional Class	147,019	1,149,691
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	94,141	2,314,937

Total Fixed Income Funds		25,370,475

(See Notes which are an integral part of the Financial Statements)

15

August 31, 2018

Schedules of Investments

2020 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 6.3%
BMO Alternative Strategies Fund — Institutional Class (1)	495,351	$4,859,396

Total Mutual Funds (identified cost $56,833,558)		76,275,046

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	633,849	633,912

Total Short-Term Investments — 0.8% (identified cost $633,912)		633,912

Total Investments — 99.6% (identified cost $57,467,470)		76,908,958
Other Assets and Liabilities — 0.4%		308,976

Total Net Assets — 100.0%		$77,217,934

2025 Fund
Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 32.8%
BMO Dividend Income Fund — Institutional Class (1)	22,320	$343,957
BMO Large-Cap Growth Fund — Class R6 (1)	33,130	702,684
BMO Large-Cap Value Fund — Class R6 (1)	76,250	1,267,274
BMO Low Volatility Equity Fund — Institutional Class (1)	51,972	819,600
Harbor Capital Appreciation Fund — Retirement Class	13,631	1,112,842
T Rowe Price Growth Stock Fund — Institutional Class	15,234	1,103,863
Vanguard Equity Income Fund — Admiral Class	5,910	473,313
Vanguard Institutional Index Fund — Institutional Class	10,871	2,884,428

Total Large-Cap Funds		8,707,961

Mid-Cap Funds — 9.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	39,972	755,872
BMO Mid-Cap Value Fund — Class R6 (1)	60,716	765,016
Vanguard Mid-Cap Index Fund — Institutional Class	19,931	903,665

Total Mid-Cap Funds		2,424,553

Small-Cap Funds — 3.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	21,699	487,780
Goldman Sachs Small Cap Value Fund — Institutional Class	8,125	527,337

Total Small-Cap Funds		1,015,117

International Funds — 23.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	64,474	706,630
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	72,251	1,155,289

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
BMO Pyrford International Stock Fund — Class R6 (1)	96,067	$1,268,088
DFA International Small Company Portfolio — Institutional Class	9,064	186,729
Dodge & Cox International Stock Fund — Retail Class	23,041	995,835
Harbor International Fund — Retirement Class	16,923	1,095,575
MFS International Value Fund — Class R6	17,515	777,665

Total International Funds		6,185,811

Fixed Income Funds — 24.2%
BMO High Yield Bond Fund — Institutional Class (1)	19,953	184,368
BMO TCH Core Plus Bond Fund — Institutional Class (1)	177,585	2,024,468
Federated Institutional High-Yield Bond Fund — Class R6	35,081	342,744
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	38,410	369,120
Metropolitan West Total Return Bond Fund — Plan Class	271,441	2,657,410
TCW Emerging Markets Income Fund — Institutional Class	36,719	287,140
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	22,520	553,772

Total Fixed Income Funds		6,419,022

Alternative Funds — 5.5%
BMO Alternative Strategies Fund — Institutional Class (1)	149,442	1,466,028

Total Mutual Funds (identified cost $23,007,755)		26,218,492

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	284,620	284,649

Total Short-Term Investments — 1.1% (identified cost $284,622)		284,649

Total Investments — 99.8% (identified cost $23,292,377)		26,503,141
Other Assets and Liabilities — 0.2%		55,804

Total Net Assets — 100.0%		$26,558,945

2030 Fund
Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 36.4%
BMO Dividend Income Fund — Institutional Class (1)	90,489	$1,394,440
BMO Large-Cap Growth Fund — Class R6 (1)	128,155	2,718,171
BMO Large-Cap Value Fund — Class R6 (1)	329,280	5,472,625
BMO Low Volatility Equity Fund — Institutional Class (1)	222,054	3,501,786
Harbor Capital Appreciation Fund — Retirement Class	56,444	4,608,128

(See Notes which are an integral part of the Financial Statements)

16

BMO Funds

2030 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
T Rowe Price Growth Stock Fund — Institutional Class	63,522	$4,602,830
Vanguard Equity Income Fund — Admiral Class	26,057	2,086,928
Vanguard Institutional Index Fund — Institutional Class	45,244	12,004,530

Total Large-Cap Funds		36,389,438

Mid-Cap Funds — 10.2%
BMO Mid-Cap Growth Fund — Class R6 (1)	169,620	3,207,506
BMO Mid-Cap Value Fund — Class R6 (1)	252,613	3,182,919
Vanguard Mid-Cap Index Fund — Institutional Class	83,585	3,789,763

Total Mid-Cap Funds		10,180,188

Small-Cap Funds — 4.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	94,847	2,132,168
Goldman Sachs Small Cap Value Fund — Institutional Class	32,412	2,103,534

Total Small-Cap Funds		4,235,702

International Funds — 25.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	260,441	2,854,432
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	301,678	4,823,831
BMO Pyrford International Stock Fund — Class R6 (1)	404,548	5,340,034
DFA International Small Company Portfolio — Institutional Class	43,419	894,435
Dodge & Cox International Stock Fund — Retail Class	97,772	4,225,709
Harbor International Fund — Retirement Class	71,471	4,627,057
MFS International Value Fund — Class R6	69,554	3,088,197

Total International Funds		25,853,695

Fixed Income Funds — 16.8%
BMO High Yield Bond Fund — Institutional Class (1)	53,979	498,765
BMO TCH Core Plus Bond Fund — Institutional Class (1)	446,746	5,092,907
Federated Institutional High-Yield Bond Fund — Class R6	81,686	798,070
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	103,914	998,609
Metropolitan West Total Return Bond Fund — Plan Class	754,057	7,382,215
TCW Emerging Markets Income Fund — Institutional Class	88,261	690,202
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	52,836	1,299,251

Total Fixed Income Funds		16,760,019

Alternative Funds — 5.2%
BMO Alternative Strategies Fund — Institutional Class (1)	526,650	5,166,435

Total Mutual Funds (identified cost $68,757,485)		98,585,477

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	996,406	$996,505

Total Short-Term Investments — 1.0% (identified cost $996,505)		996,505

Total Investments — 99.7% (identified cost $69,753,990)		99,581,982
Other Assets and Liabilities — 0.3%		322,719

Total Net Assets — 100.0%		$99,904,701

2035 Fund
Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 39.8%
BMO Dividend Income Fund — Institutional Class (1)	15,076	$232,312
BMO Large-Cap Growth Fund — Class R6 (1)	21,490	455,800
BMO Large-Cap Value Fund — Class R6 (1)	54,971	913,620
BMO Low Volatility Equity Fund — Institutional Class (1)	37,365	589,250
Harbor Capital Appreciation Fund — Retirement Class	9,801	800,176
T Rowe Price Growth Stock Fund — Institutional Class	11,012	797,949
Vanguard Equity Income Fund — Admiral Class	4,437	355,332
Vanguard Institutional Index Fund — Institutional Class	7,707	2,044,798

Total Large-Cap Funds		6,189,237

Mid-Cap Funds — 11.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	28,979	547,994
BMO Mid-Cap Value Fund — Class R6 (1)	44,164	556,464
Vanguard Mid-Cap Index Fund — Institutional Class	13,706	621,447

Total Mid-Cap Funds		1,725,905

Small-Cap Funds — 4.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	16,109	362,132
Goldman Sachs Small Cap Value Fund — Institutional Class	5,483	355,853

Total Small-Cap Funds		717,985

International Funds — 28.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	43,636	478,252
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	51,844	828,988
BMO Pyrford International Stock Fund — Class R6 (1)	69,141	912,658
DFA International Small Company Portfolio — Institutional Class	7,544	155,409
Dodge & Cox International Stock Fund — Retail Class	16,693	721,466
Harbor International Fund — Retirement Class	12,336	798,660

(See Notes which are an integral part of the Financial Statements)

17

August 31, 2018

Schedules of Investments

2035 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Class R6	11,591	$514,637

Total International Funds		4,410,070

Fixed Income Funds — 10.3%
BMO High Yield Bond Fund — Institutional Class (1)	5,019	46,372
BMO TCH Core Plus Bond Fund — Institutional Class (1)	41,960	478,344
Federated Institutional High-Yield Bond Fund — Class R6	6,329	61,830
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	8,042	77,287
Metropolitan West Total Return Bond Fund — Plan Class	78,784	771,299
TCW Emerging Markets Income Fund — Institutional Class	7,817	61,126
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	4,400	108,202

Total Fixed Income Funds		1,604,460

Alternative Funds — 4.6%
BMO Alternative Strategies Fund — Institutional Class (1)	72,332	709,577

Total Mutual Funds (identified cost $12,810,006)		15,357,234

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	159,374	159,390

Total Short-Term Investments — 1.0% (identified cost $159,362)		159,390

Total Investments — 99.7% (identified cost $12,969,368)		15,516,624
Other Assets and Liabilities — 0.3%		51,130

Total Net Assets — 100.0%		$15,567,754

2040 Fund
Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 41.7%
BMO Dividend Income Fund — Institutional Class (1)	54,570	$840,928
BMO Large-Cap Growth Fund — Class R6 (1)	88,733	1,882,018
BMO Large-Cap Value Fund — Class R6 (1)	223,848	3,720,345
BMO Low Volatility Equity Fund — Institutional Class (1)	153,042	2,413,476
Harbor Capital Appreciation Fund — Retirement Class	39,957	3,262,083
T Rowe Price Growth Stock Fund — Institutional Class	44,967	3,258,344
Vanguard Equity Income Fund — Admiral Class	17,959	1,438,331
Vanguard Institutional Index Fund — Institutional Class	31,377	8,325,169

Total Large-Cap Funds		25,140,694

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	111,879	$2,115,628
BMO Mid-Cap Value Fund — Class R6 (1)	171,381	2,159,406
Vanguard Mid-Cap Index Fund — Institutional Class	59,692	2,706,432

Total Mid-Cap Funds		6,981,466

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	65,371	1,469,529
Goldman Sachs Small Cap Value Fund — Institutional Class	22,339	1,449,808

Total Small-Cap Funds		2,919,337

International Funds — 29.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	173,302	1,899,386
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	211,626	3,383,901
BMO Pyrford International Stock Fund — Class R6 (1)	275,587	3,637,748
DFA International Small Company Portfolio — Institutional Class	32,002	659,242
Dodge & Cox International Stock Fund — Retail Class	67,186	2,903,785
Harbor International Fund — Retirement Class	50,437	3,265,278
MFS International Value Fund — Class R6	46,003	2,042,529

Total International Funds		17,791,869

Fixed Income Funds — 6.8%
BMO High Yield Bond Fund — Institutional Class (1)	13,021	120,313
BMO TCH Core Plus Bond Fund — Institutional Class (1)	89,806	1,023,784
Federated Institutional High-Yield Bond Fund — Class R6	24,631	240,642
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	25,066	240,888
Metropolitan West Total Return Bond Fund — Plan Class	208,937	2,045,495
TCW Emerging Markets Income Fund — Institutional Class	22,811	178,385
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	9,804	241,085

Total Fixed Income Funds		4,090,592

Alternative Funds — 4.2%
BMO Alternative Strategies Fund — Institutional Class (1)	256,524	2,516,502

Total Mutual Funds (identified cost $39,341,715)		59,440,460

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	593,040	593,100

Total Short-Term Investments — 1.0% (identified cost $593,100)		593,100

Total Investments — 99.7% (identified cost $39,934,815)		60,033,560
Other Assets and Liabilities — 0.3%		198,689

Total Net Assets — 100.0%		$60,232,249

(See Notes which are an integral part of the Financial Statements)

18

BMO Funds

2045 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 42.1%
BMO Dividend Income Fund — Institutional Class (1)	10,230	$157,649
BMO Large-Cap Growth Fund — Class R6 (1)	16,635	352,828
BMO Large-Cap Value Fund — Class R6 (1)	42,642	708,703
BMO Low Volatility Equity Fund — Institutional Class (1)	28,691	452,452
Harbor Capital Appreciation Fund — Retirement Class	7,630	622,898
T Rowe Price Growth Stock Fund — Institutional Class	8,586	622,182
Vanguard Equity Income Fund — Admiral Class	3,367	269,643
Vanguard Institutional Index Fund — Institutional Class	5,925	1,572,055

Total Large-Cap Funds		4,758,410

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund — Class R6 (1)	21,573	407,953
BMO Mid-Cap Value Fund — Class R6 (1)	32,129	404,827
Vanguard Mid-Cap Index Fund — Institutional Class	11,191	507,377

Total Mid-Cap Funds		1,320,157

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,766	286,966
Goldman Sachs Small Cap Value Fund — Institutional Class	4,362	283,113

Total Small-Cap Funds		570,079

International Funds — 29.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	32,490	356,091
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	41,067	656,658
BMO Pyrford International Stock Fund — Class R6 (1)	52,512	693,158
DFA International Small Company Portfolio — Institutional Class	6,545	134,827
Dodge & Cox International Stock Fund — Retail Class	12,853	555,509
Harbor International Fund — Retirement Class	9,455	612,153
MFS International Value Fund — Class R6	8,117	360,398

Total International Funds		3,368,794

Fixed Income Funds — 6.5%
BMO High Yield Bond Fund — Institutional Class (1)	2,441	22,555
BMO TCH Core Plus Bond Fund — Institutional Class (1)	17,826	203,217
Federated Institutional High-Yield Bond Fund — Class R6	3,463	33,835
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	3,525	33,869
Metropolitan West Total Return Bond Fund — Plan Class	38,017	372,187
TCW Emerging Markets Income Fund — Institutional Class	2,851	22,295

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,838	$45,196

Total Fixed Income Funds		733,154

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1)	40,075	393,140

Total Mutual Funds (identified cost $9,517,503)		11,143,734

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	107,215	107,226

Total Short-Term Investments — 1.0% (identified cost $107,219)		107,226

Total Investments — 99.6% (identified cost $9,624,722)		11,250,960
Other Assets and Liabilities — 0.4%		46,212

Total Net Assets — 100.0%		$11,297,172

2050 Fund
Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 42.0%
BMO Dividend Income Fund — Institutional Class (1)	42,228	$650,742
BMO Large-Cap Growth Fund — Class R6 (1)	68,163	1,445,732
BMO Large-Cap Value Fund — Class R6 (1)	176,194	2,928,340
BMO Low Volatility Equity Fund — Institutional Class (1)	118,124	1,862,809
Harbor Capital Appreciation Fund — Retirement Class	31,291	2,554,600
T Rowe Price Growth Stock Fund — Institutional Class	35,257	2,554,720
Vanguard Equity Income Fund — Admiral Class	13,904	1,113,621
Vanguard Institutional Index Fund — Institutional Class	24,356	6,462,406

Total Large-Cap Funds		19,572,970

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund — Class R6 (1)	88,960	1,682,233
BMO Mid-Cap Value Fund — Class R6 (1)	133,015	1,675,987
Vanguard Mid-Cap Index Fund — Institutional Class	46,204	2,094,899

Total Mid-Cap Funds		5,453,119

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	52,066	1,170,437
Goldman Sachs Small Cap Value Fund — Institutional Class	17,952	1,165,092

Total Small-Cap Funds		2,335,529

(See Notes which are an integral part of the Financial Statements)

19

August 31, 2018

Schedules of Investments

2050 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 30.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	134,248	$1,471,361
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	171,087	2,735,684
BMO Pyrford International Stock Fund — Class R6 (1)	216,356	2,855,898
DFA International Small Company Portfolio — Institutional Class	26,946	555,087
Dodge & Cox International Stock Fund — Retail Class	53,322	2,304,564
Harbor International Fund — Retirement Class	39,225	2,539,404
MFS International Value Fund — Class R6	33,342	1,480,383

Total International Funds		13,942,381

Fixed Income Funds — 6.5%
BMO High Yield Bond Fund — Institutional Class (1)	10,061	92,963
BMO TCH Core Plus Bond Fund — Institutional Class (1)	73,392	836,669
Federated Institutional High-Yield Bond Fund — Class R6	14,273	139,445
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	14,510	139,445
Metropolitan West Total Return Bond Fund — Plan Class	156,680	1,533,892
TCW Emerging Markets Income Fund — Institutional Class	11,813	92,376
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	7,564	186,002

Total Fixed Income Funds		3,020,792

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1)	165,836	1,626,856

Total Mutual Funds (identified cost $31,960,281)		45,951,647

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	548,379	548,434

Total Short-Term Investments — 1.2% (identified cost $548,434)		548,434

Total Investments — 99.9% (identified cost $32,508,715)		46,500,081
Other Assets and Liabilities — 0.1%		59,479

Total Net Assets — 100.0%		$46,559,560

2055 Fund
Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 42.0%
BMO Dividend Income Fund — Institutional Class (1)	10,168	$156,686

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Large-Cap Growth Fund — Class R6 (1)	16,554	$351,105
BMO Large-Cap Value Fund — Class R6 (1)	42,379	704,332
BMO Low Volatility Equity Fund — Institutional Class (1)	28,515	449,686
Harbor Capital Appreciation Fund — Retirement Class	7,588	619,519
T Rowe Price Growth Stock Fund — Institutional Class	8,531	618,127
Vanguard Equity Income Fund — Admiral Class	3,339	267,422
Vanguard Institutional Index Fund — Institutional Class	5,886	1,561,819

Total Large-Cap Funds		4,728,696

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	21,462	405,851
BMO Mid-Cap Value Fund — Class R6 (1)	31,962	402,728
Vanguard Mid-Cap Index Fund — Institutional Class	11,125	504,394

Total Mid-Cap Funds		1,312,973

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,662	284,652
Goldman Sachs Small Cap Value Fund — Institutional Class	4,332	281,126

Total Small-Cap Funds		565,778

International Funds — 29.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	32,265	353,625
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	40,584	648,940
BMO Pyrford International Stock Fund — Class R6 (1)	52,194	688,964
DFA International Small Company Portfolio — Institutional Class	6,494	133,780
Dodge & Cox International Stock Fund — Retail Class	12,724	549,930
Harbor International Fund — Retirement Class	9,367	606,384
MFS International Value Fund — Class R6	8,075	358,516

Total International Funds		3,340,139

Fixed Income Funds — 6.5%
BMO High Yield Bond Fund — Institutional Class (1)	2,427	22,427
BMO TCH Core Plus Bond Fund — Institutional Class (1)	17,690	201,673
Federated Institutional High-Yield Bond Fund — Class R6	3,440	33,607
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	3,501	33,641
Metropolitan West Total Return Bond Fund — Plan Class	37,761	369,684
TCW Emerging Markets Income Fund — Institutional Class	2,832	22,144
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,825	44,873

Total Fixed Income Funds		728,049

(See Notes which are an integral part of the Financial Statements)

20

BMO Funds

2055 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1)	39,805	$390,483

Total Mutual Funds (identified cost $9,456,359)		11,066,118

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	113,971	113,983

Total Short-Term Investments — 1.0% (identified cost $113,971)		113,983

Total Investments — 99.2% (identified cost $9,570,330)		11,180,101
Other Assets and Liabilities — 0.8%		85,943

Total Net Assets — 100.0%		$11,266,044

Conservative Allocation Fund
Description	Shares	Value
Mutual Funds — 98.5%

Large-Cap Funds — 12.9%
BMO Dividend Income Fund — Institutional Class (1)	17,680	$272,453
BMO Large-Cap Growth Fund — Class R6 (1)	35,793	759,172
BMO Large-Cap Value Fund — Class R6 (1)	56,530	939,524
BMO Low Volatility Equity Fund — Institutional Class (1)	31,856	502,366
Dodge & Cox Stock Fund — Retail Class	1,614	346,395
Harbor Capital Appreciation Fund — Retirement Class	4,279	349,316
T Rowe Price Growth Stock Fund — Institutional Class	3,879	281,080
Vanguard Institutional Index Fund — Institutional Class	5,253	1,393,865

Total Large-Cap Funds		4,844,171

Mid-Cap Funds — 1.9%
BMO Mid-Cap Growth Fund — Class R6 (1)	9,940	187,974
BMO Mid-Cap Value Fund — Class R6 (1)	14,804	186,532
Vanguard Mid-Cap Index Fund — Institutional Class	7,255	328,931

Total Mid-Cap Funds		703,437

Small-Cap Funds — 1.5%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,160	273,366
BMO Small-Cap Value Fund — Class R6 (1)	11,863	179,494
Goldman Sachs Small Cap Value Fund — Institutional Class	1,445	93,746

Total Small-Cap Funds		546,606

International Funds — 7.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	39,681	434,906
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	23,171	370,501

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
BMO Pyrford International Stock Fund — Class R6 (1)	35,093	$463,225
Dodge & Cox International Stock Fund — Retail Class	8,233	355,809
Harbor International Fund — Retirement Class	5,509	356,665
MFS International Value Fund — Class R6	9,425	418,456
T Rowe Price International Discovery Fund — Institutional Class	3,875	278,793

Total International Funds		2,678,355

Fixed Income Funds — 64.7%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	808,200	9,213,483
Metropolitan West Total Return Bond Fund — Plan Class (2)	1,026,460	10,049,043
TCW Emerging Markets Income Fund — Institutional Class	116,622	911,982
Vanguard Total Bond Market Index Fund — Institutional Class	392,541	4,098,129

Total Fixed Income Funds		24,272,637

Alternative Funds — 10.4%
BMO Alternative Strategies Fund — Institutional Class (1)	397,459	3,899,071

Total Mutual Funds (identified cost $31,917,588)		36,944,277

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	355,526	355,561

Total Short-Term Investments — 0.9% (identified cost $355,539)		355,561

Total Investments — 99.4% (identified cost $32,273,127)		37,299,838
Other Assets and Liabilities — 0.6%		215,150

Total Net Assets — 100.0%		$37,514,988

Moderate Allocation Fund
Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 24.1%
BMO Dividend Income Fund — Institutional Class (1)	71,777	$1,106,088
BMO Large-Cap Growth Fund — Class R6 (1)	146,146	3,099,756
BMO Large-Cap Value Fund — Class R6 (1)	229,195	3,809,217
BMO Low Volatility Equity Fund — Institutional Class (1)	128,852	2,032,002
Dodge & Cox Stock Fund — Retail Class	6,546	1,404,894
Harbor Capital Appreciation Fund — Retirement Class	17,851	1,457,347
T Rowe Price Growth Stock Fund — Institutional Class	15,862	1,149,336

(See Notes which are an integral part of the Financial Statements)

21

August 31, 2018

Schedules of Investments

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Vanguard Institutional Index Fund — Institutional Class	21,434	$5,687,027

Total Large-Cap Funds		19,745,667

Mid-Cap Funds — 3.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	41,318	781,319
BMO Mid-Cap Value Fund — Class R6 (1)	60,330	760,158
Vanguard Mid-Cap Index Fund — Institutional Class	29,455	1,335,503

Total Mid-Cap Funds		2,876,980

Small-Cap Funds — 2.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	50,112	1,126,518
BMO Small-Cap Value Fund — Class R6 (1)	48,745	737,511
Goldman Sachs Small Cap Value Fund — Institutional Class	5,956	386,562

Total Small-Cap Funds		2,250,591

International Funds — 13.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	161,790	1,773,218
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	95,669	1,529,751
BMO Pyrford International Stock Fund — Class R6 (1)	143,333	1,891,995
Dodge & Cox International Stock Fund — Retail Class	34,010	1,469,911
Harbor International Fund — Retirement Class	22,550	1,459,893
MFS International Value Fund — Class R6	38,843	1,724,630
T Rowe Price International Discovery Fund — Institutional Class	15,947	1,147,217

Total International Funds		10,996,615

Fixed Income Funds — 46.6%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	1,271,752	14,497,972
Metropolitan West Total Return Bond Fund — Plan Class	1,616,093	15,821,547
TCW Emerging Markets Income Fund — Institutional Class	184,781	1,444,987
Vanguard Total Bond Market Index Fund — Institutional Class	618,429	6,456,402

Total Fixed Income Funds		38,220,908

Alternative Funds — 8.3%
BMO Alternative Strategies Fund — Institutional Class (1)	692,170	6,790,183

Total Mutual Funds (identified cost $65,121,297)		80,880,944

Description	Shares	Value
Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	775,811	$775,889

Total Short-Term Investments — 0.9% (identified cost $775,778)		775,889

Total Investments — 99.6% (identified cost $65,897,075)		81,656,833
Other Assets and Liabilities — 0.4%		307,543

Total Net Assets — 100.0%		$81,964,376

Balanced Allocation Fund
Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 34.9%
BMO Dividend Income Fund — Institutional Class (1)	437,270	$6,738,334
BMO Large-Cap Growth Fund — Class R6 (1)	892,738	18,934,980
BMO Large-Cap Value Fund — Class R6 (1)	1,403,597	23,327,787
BMO Low Volatility Equity Fund — Institutional Class (1)	789,723	12,453,938
Dodge & Cox Stock Fund — Retail Class	40,102	8,606,274
Harbor Capital Appreciation Fund — Retirement Class	108,198	8,833,245
T Rowe Price Growth Stock Fund — Institutional Class	96,725	7,008,677
Vanguard Institutional Index Fund — Institutional Class	130,947	34,744,009

Total Large-Cap Funds		120,647,244

Mid-Cap Funds — 5.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	250,673	4,740,219
BMO Mid-Cap Value Fund — Class R6 (1)	369,300	4,653,183
Vanguard Mid-Cap Index Fund — Institutional Class	180,205	8,170,502

Total Mid-Cap Funds		17,563,904

Small-Cap Funds — 3.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	302,428	6,798,574
BMO Small-Cap Value Fund — Class R6 (1)	295,566	4,471,911
Goldman Sachs Small Cap Value Fund — Institutional Class	36,121	2,344,271

Total Small-Cap Funds		13,614,756

International Funds — 19.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	992,529	10,878,121
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	576,427	9,217,067
BMO Pyrford International Stock Fund — Class R6 (1)	876,596	11,571,062
Dodge & Cox International Stock Fund — Retail Class	206,524	8,925,976
Harbor International Fund — Retirement Class	137,555	8,905,313

(See Notes which are an integral part of the Financial Statements)

22

BMO Funds

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Class R6	235,853	$10,471,868
T Rowe Price International Discovery Fund — Institutional Class	96,791	6,963,187

Total International Funds		66,932,594

Fixed Income Funds — 28.7%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	3,303,951	37,665,037
Metropolitan West Total Return Bond Fund — Plan Class	4,199,531	41,113,407
TCW Emerging Markets Income Fund — Institutional Class	477,424	3,733,460
Vanguard Total Bond Market Index Fund — Institutional Class	1,606,712	16,774,070

Total Fixed Income Funds		99,285,974

Alternative Funds — 6.9%
BMO Alternative Strategies Fund — Institutional Class (1)	2,442,258	23,958,550

Total Mutual Funds (identified cost $248,230,046)		342,003,022

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	3,049,426	3,049,731

Total Short-Term Investments — 0.9% (identified cost $3,049,189)		3,049,731

Total Investments — 99.8% (identified cost $251,279,235)		345,052,753
Other Assets and Liabilities — 0.2%		660,441

Total Net Assets — 100.0%		$345,713,194

Growth Allocation Fund
Description	Shares	Value
Mutual Funds — 99.3%

Large-Cap Funds — 45.9%
BMO Dividend Income Fund — Institutional Class (1)	205,894	$3,172,832
BMO Large-Cap Growth Fund — Class R6 (1)	415,507	8,812,911
BMO Large-Cap Value Fund — Class R6 (1)	657,143	10,921,715
BMO Low Volatility Equity Fund — Institutional Class (1)	371,298	5,855,374
Dodge & Cox Stock Fund — Retail Class	18,723	4,018,044
Harbor Capital Appreciation Fund — Retirement Class	49,848	4,069,548
T Rowe Price Growth Stock Fund — Institutional Class	44,842	3,249,258
Vanguard Institutional Index Fund — Institutional Class	61,075	16,205,124

Total Large-Cap Funds		56,304,806

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 6.7%
BMO Mid-Cap Growth Fund — Class R6 (1)	116,495	$2,202,922
BMO Mid-Cap Value Fund — Class R6 (1)	173,494	2,186,018
Vanguard Mid-Cap Index Fund — Institutional Class	84,191	3,817,230

Total Mid-Cap Funds		8,206,170

Small-Cap Funds — 5.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	141,643	3,184,146
BMO Small-Cap Value Fund — Class R6 (1)	139,350	2,108,363
Goldman Sachs Small Cap Value Fund — Institutional Class	17,151	1,113,077

Total Small-Cap Funds		6,405,586

International Funds — 25.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	461,272	5,055,538
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	271,374	4,339,273
BMO Pyrford International Stock Fund — Class R6 (1)	407,915	5,384,484
Dodge & Cox International Stock Fund — Retail Class	96,294	4,161,809
Harbor International Fund — Retirement Class	64,399	4,169,228
MFS International Value Fund — Class R6	109,425	4,858,464
T Rowe Price International Discovery Fund — Institutional Class	44,791	3,222,236

Total International Funds		31,191,032

Fixed Income Funds — 10.5%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	426,133	4,857,916
Metropolitan West Total Return Bond Fund — Plan Class	541,010	5,296,493
TCW Emerging Markets Income Fund — Institutional Class	62,273	486,973
Vanguard Total Bond Market Index Fund — Institutional Class	207,858	2,170,033

Total Fixed Income Funds		12,811,415

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1)	700,269	6,869,639

Total Mutual Funds (identified cost $80,918,640)		121,788,648

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	1,153,712	1,153,827

Total Short-Term Investments — 1.0% (identified cost $1,153,827)		1,153,827

Total Investments — 100.3% (identified cost $82,072,467)		122,942,475
Other Assets and Liabilities — (0.3)%		(323,143)

Total Net Assets — 100.0%		$122,619,332

(See Notes which are an integral part of the Financial Statements)

23

August 31, 2018

Schedules of Investments

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 54.3%
BMO Dividend Income Fund — Institutional Class (1)	355,952	$5,485,222
BMO Large-Cap Growth Fund — Class R6 (1)	720,785	15,287,855
BMO Large-Cap Value Fund — Class R6 (1)	1,134,991	18,863,548
BMO Low Volatility Equity Fund — Institutional Class (1)	643,792	10,152,602
Dodge & Cox Stock Fund — Retail Class	32,449	6,963,899
Harbor Capital Appreciation Fund — Retirement Class	86,685	7,076,905
T Rowe Price Growth Stock Fund — Institutional Class	78,009	5,652,544
Vanguard Institutional Index Fund — Institutional Class	105,952	28,112,282

Total Large-Cap Funds		97,594,857

Mid-Cap Funds — 7.9%
BMO Mid-Cap Growth Fund — Class R6 (1)	202,134	3,822,358
BMO Mid-Cap Value Fund — Class R6 (1)	301,036	3,793,047
Vanguard Mid-Cap Index Fund — Institutional Class	145,792	6,610,206

Total Mid-Cap Funds		14,225,611

Small-Cap Funds — 6.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	245,790	5,525,370
BMO Small-Cap Value Fund — Class R6 (1)	241,766	3,657,921
Goldman Sachs Small Cap Value Fund — Institutional Class	29,513	1,915,364

Total Small-Cap Funds		11,098,655

Description	Shares	Value
Mutual Funds (continued)

International Funds — 30.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	810,221	$8,880,022
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	468,718	7,494,805
BMO Pyrford International Stock Fund — Class R6 (1)	708,871	9,357,100
Dodge & Cox International Stock Fund — Retail Class	166,450	7,193,973
Harbor International Fund — Retirement Class	111,389	7,211,334
MFS International Value Fund — Class R6	190,171	8,443,583
T Rowe Price International Discovery Fund — Institutional Class	77,934	5,606,558

Total International Funds		54,187,375

Alternative Funds — 0.5%
BMO Alternative Strategies Fund — Institutional Class (1)	91,376	896,397

Total Mutual Funds (identified cost $105,401,920)		178,002,895

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.987% (1)	1,600,770	1,600,930

Total Short-Term Investments — 0.9% (identified cost $1,600,800)		1,600,930

Total Investments — 99.9% (identified cost $107,002,720)		179,603,825
Other Assets and Liabilities — 0.1%		125,651

Total Net Assets — 100.0%		$179,729,476

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2018.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

(See Notes which are an integral part of the Financial Statements)

24

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$7,583,220	$1,504,456	$39,903,977	$14,271,438	$53,199,458
Cash sweep investments in affiliated issuers, at value	139,450	25,136	633,912	284,649	996,505
Investments in other affiliated issuers, at value	6,137,062	1,284,472	36,371,069	11,947,054	45,386,019
Dividends and interest receivable	20,977	3,713	66,012	16,985	44,568
Receivable for investments sold	—	—	340,160	—	—
Receivable for capital stock sold	2,577	2,178	85,414	32,638	261,234
Receivable from affiliates, net (Note 5)	7,305	6,462	7,329	8,204	4,028
Prepaid expenses and other receivables	34,952	17,745	35,476	17,849	35,521

Total assets	13,925,543	2,844,162	77,443,349	26,578,817	99,927,333

Liabilities:
Payable for investments purchased	—	—	202,742	—	—
Payable for capital stock redeemed	1,416	916	—	—	—
Other liabilities	20,462	19,228	22,673	19,872	22,632

Total liabilities	21,878	20,144	225,415	19,872	22,632

Total net assets	$13,903,665	$2,824,018	$77,217,934	$26,558,945	$99,904,701

Net assets consist of:
Paid-in capital	$11,490,987	$2,522,615	$54,312,772	$23,219,095	$67,284,754
Net unrealized appreciation on investments	2,017,431	236,883	19,441,488	3,210,764	29,827,992
Accumulated net realized gain (loss) on investments	202,272	27,921	2,754,216	(66,952)	2,188,655
Undistributed net investment income	192,975	36,599	709,458	196,038	603,300

Total net assets	$13,903,665	$2,824,018	$77,217,934	$26,558,945	$99,904,701

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$8.97	$11.64	$10.56	$12.28	$12.08
Retirement class R-3 of shares	9.01	11.57	10.59	12.41	12.09
Retirement class R-6 of shares	8.97	11.66	10.58	12.36	12.09

Net assets:
Investor class of shares	$2,647,906	$322,673	$18,001,932	$1,184,571	$20,713,217
Retirement class R-3 of shares	766,091	116,935	4,532,943	108,708	3,844,396
Retirement class R-6 of shares	10,489,668	2,384,410	54,683,059	25,265,666	75,347,088

Total net assets	$13,903,665	$2,824,018	$77,217,934	$26,558,945	$99,904,701

Shares outstanding:
Investor class of shares	295,041	27,718	1,704,057	96,478	1,714,692
Retirement class R-3 of shares	85,069	10,108	428,133	8,760	317,939
Retirement class R-6 of shares	1,168,794	204,420	5,167,045	2,044,870	6,230,187

Total shares outstanding	1,548,904	242,246	7,299,235	2,150,108	8,262,818

Investments, at cost:
Investments in unaffiliated issuers	$6,239,570	$1,363,343	$26,504,463	$12,186,450	$31,427,707
Cash sweep investments in affiliated issuers	139,438	25,134	633,912	284,622	996,505
Investments in other affiliated issuers	5,463,293	1,188,704	30,329,095	10,821,305	37,329,778

Total investments, at cost	$11,842,301	$2,577,181	$57,467,470	$23,292,377	$69,753,990

(See Notes which are an integral part of the Financial Statements)

25

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Assets:
Investments in unaffiliated issuers, at value	$8,245,471	$32,257,496	$6,047,537	$24,915,936	$6,004,966
Cash sweep investments in affiliated issuers, at value	159,390	593,100	107,226	548,434	113,983
Investments in other affiliated issuers, at value	7,111,763	27,182,964	5,096,197	21,035,711	5,061,152
Dividends and interest receivable	4,363	11,775	2,088	8,519	2,047
Receivable for investments sold	—	—	—	56,979	—
Receivable for capital stock sold	41,671	168,025	38,373	115,282	77,321
Receivable from affiliates, net (Note 5)	7,125	5,284	9,089	5,425	10,101
Prepaid expenses and other receivables	17,850	35,476	17,663	35,475	17,745

Total assets	15,587,633	60,254,120	11,318,173	46,721,761	11,287,315

Liabilities:
Payable for investments purchased	—	—	—	140,624	—
Payable for capital stock redeemed	—	113	—	—	—
Other liabilities	19,879	21,758	21,001	21,577	21,271

Total liabilities	19,879	21,871	21,001	162,201	21,271

Total net assets	$15,567,754	$60,232,249	$11,297,172	$46,559,560	$11,266,044

Net assets consist of:
Paid-in capital	$12,985,917	$38,508,846	$9,709,458	$31,832,166	$9,650,959
Net unrealized appreciation on investments	2,547,256	20,098,745	1,626,238	13,991,366	1,609,771
Accumulated net realized gain (loss) on investments	(35,680)	1,407,190	(81,288)	597,122	(34,267)
Undistributed net investment income	70,261	217,468	42,764	138,906	39,581

Total net assets	$15,567,754	$60,232,249	$11,297,172	$46,559,560	$11,266,044

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$12.16	$11.74	$12.54	$12.81	$12.93
Retirement class R-3 of shares	12.24	11.78	12.65	12.80	12.80
Retirement class R-6 of shares	12.24	11.75	12.62	12.82	12.97

Net assets:
Investor class of shares	$921,090	$12,172,544	$913,958	$10,017,022	$393,887
Retirement class R-3 of shares	122,549	2,060,793	73,889	1,978,439	116,662
Retirement class R-6 of shares	14,524,115	45,998,912	10,309,325	34,564,099	10,755,495

Total net assets	$15,567,754	$60,232,249	$11,297,172	$46,559,560	$11,266,044

Shares outstanding:
Investor class of shares	75,735	1,036,932	72,879	781,996	30,452
Retirement class R-3 of shares	10,014	174,986	5,839	154,615	9,116
Retirement class R-6 of shares	1,187,019	3,914,030	817,176	2,696,029	829,423

Total shares outstanding	1,272,768	5,125,948	895,894	3,632,640	868,991

Investments, at cost:
Investments in unaffiliated issuers	$6,685,223	$17,648,692	$5,029,571	$14,790,821	$4,995,278
Cash sweep investments in affiliated issuers	159,362	593,100	107,219	548,434	113,971
Investments in other affiliated issuers	6,124,783	21,693,023	4,487,932	17,169,460	4,461,081

Total investments, at cost	$12,969,368	$39,934,815	$9,624,722	$32,508,715	$9,570,330

(See Notes which are an integral part of the Financial Statements)

26

August 31, 2018

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$19,262,210	$40,945,256	$166,594,259	$56,837,517	$84,786,648
Cash sweep investments in affiliated issuers, at value	355,561	775,889	3,049,731	1,153,827	1,600,930
Investments in other affiliated issuers, at value	17,682,067	39,935,688	175,408,763	64,951,131	93,216,247
Dividends and interest receivable	61,619	98,318	256,783	33,829	2,694
Receivable for capital stock sold	129,228	188,571	600,057	262,976	137,647
Receivable from affiliates, net (Note 5)	16,911	21,539	3,647	17,907	15,090
Prepaid expenses and other receivables	31,361	31,793	31,610	31,713	31,712

Total assets	37,538,957	81,997,054	345,944,850	123,288,900	179,790,968

Liabilities:
Payable for capital stock redeemed	1,085	8,144	198,698	644,460	33,587
Other liabilities	22,884	24,534	32,958	25,108	27,905

Total liabilities	23,969	32,678	231,656	669,568	61,492

Total net assets	$37,514,988	$81,964,376	$345,713,194	$122,619,332	$179,729,476

Net assets consist of:
Paid-in capital	$27,742,646	$59,752,773	$229,889,685	$73,316,186	$92,857,031
Net unrealized appreciation on investments	5,026,711	15,759,758	93,773,518	40,870,008	72,601,105
Accumulated net realized gain on investments	4,202,434	5,377,390	19,204,076	7,745,245	13,543,636
Undistributed net investment income	543,197	1,074,455	2,845,915	687,893	727,704

Total net assets	$37,514,988	$81,964,376	$345,713,194	$122,619,332	$179,729,476

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$8.67	$9.92	$9.41	$10.58	$10.01
Institutional class of shares	8.97	9.94	9.42	10.59	10.01
Retirement class R-3 of shares	8.84	9.91	9.41	10.58	9.99
Retirement class R-6 of shares	8.68	9.92	9.42	10.59	10.02

Net assets:
Investor class of shares	$13,395,367	$7,125,849	$98,452,944	$13,886,922	$34,897,780
Institutional class of shares	1,415,657	5,888,467	47,596,580	11,440,675	15,878,433
Retirement class R-3 of shares	956,269	8,095,342	19,212,853	15,106,808	16,950,417
Retirement class R-6 of shares	21,747,695	60,854,718	180,450,817	82,184,927	112,002,846

Total net assets	$37,514,988	$81,964,376	$345,713,194	$122,619,332	$179,729,476

Shares outstanding:
Investor class of shares	1,544,465	718,034	10,464,456	1,311,947	3,484,597
Institutional class of shares	157,874	592,687	5,052,087	1,080,576	1,585,606
Retirement class R-3 of shares	108,186	816,714	2,041,917	1,428,156	1,696,674
Retirement class R-6 of shares	2,505,958	6,131,621	19,152,323	7,758,730	11,181,251

Total shares outstanding	4,316,483	8,259,056	36,710,783	11,579,409	17,948,128

Investments, at cost:
Investments in unaffiliated issuers	$16,969,441	$31,921,684	$109,811,883	$30,504,627	$38,662,258
Cash sweep investments in affiliated issuers	355,539	775,778	3,049,189	1,153,827	1,600,800
Investments in other affiliated issuers	14,948,147	33,199,613	138,418,163	50,414,013	66,739,662

Total investments, at cost	$32,273,127	$65,897,075	$251,279,235	$82,072,467	$107,002,720

(See Notes which are an integral part of the Financial Statements)

27

August 31, 2018

Statements of Operations	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$196,092	$44,186	$893,992	$238,037	$908,151
Affiliated issuers	159,718	37,079	672,990	162,853	632,097
Excess expense reimbursement from investment adviser (Note 5)	7,574	2,136	40,320	15,851	21,811

Total income:	363,384	83,401	1,607,302	416,741	1,562,059

Expenses:
Shareholder servicing fees (Note 5)	7,794	846	43,538	2,628	46,564
Administration fees (Note 5)	5,783	682	34,853	1,750	36,759
Portfolio accounting fees	29,592	25,445	44,253	29,833	46,965
Recordkeeping fees	32,775	35,659	33,728	35,325	33,248
Custodian fees (Note 5)	709	169	3,899	1,138	4,688
Registration fees	41,186	42,892	40,823	43,238	41,261
Professional fees	14,514	14,514	14,514	14,514	14,514
Printing and postage	3,783	3,482	4,712	3,575	4,420
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Distribution services fees (Note 5)	3,687	579	29,101	576	29,402
Miscellaneous	3,184	2,722	4,798	3,150	5,109

Total expenses:	158,356	142,339	269,568	151,076	278,279

Deduct:
Expense waivers (Note 5)	(143,768)	(140,547)	(178,319)	(146,938)	(172,860)

Net expenses	14,588	1,792	91,249	4,138	105,419

Net investment income	348,796	81,609	1,516,053	412,603	1,456,640

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	246,899	72,038	1,933,257	54,905	983,837
Investments in affiliated issuers	78,230	35,933	546,890	(19,106)	157,487
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	72,590	24,609	772,509	297,543	1,450,545
Investments in affiliated issuers	169,404	48,057	1,229,075	345,242	1,629,512

Total net realized gain	567,123	180,637	4,481,731	678,584	4,221,381
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(176,044)	(35,412)	(157,102)	621,049	2,285,568
Investments in affiliated issuers	(154,473)	(43,113)	121,221	327,758	1,451,079

Total net change in unrealized appreciation (depreciation)	(330,517)	(78,525)	(35,881)	948,807	3,736,647

Net realized and unrealized gain on investments	236,606	102,112	4,445,850	1,627,391	7,958,028

Change in net assets resulting from operations	$585,402	$183,721	$5,961,903	$2,039,994	$9,414,668

(See Notes which are an integral part of the Financial Statements)

28

August 31, 2018

Statements of Operations	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$113,819	$468,984	$67,986	$346,988	$70,747
Affiliated issuers	83,109	320,252	48,173	240,794	49,148
Excess expense reimbursement from investment adviser (Note 5)	3,730	17,360	3,065	12,600	3,359

Total income:	200,658	806,596	119,224	600,382	123,254

Expenses:
Shareholder servicing fees (Note 5)	1,937	27,212	2,160	21,041	1,021
Administration fees (Note 5)	1,326	20,285	1,382	17,071	854
Portfolio accounting fees	28,151	37,430	28,990	34,913	29,572
Recordkeeping fees	35,301	35,927	35,736	35,844	35,734
Custodian fees (Note 5)	645	2,741	408	2,063	425
Registration fees	43,238	40,805	42,974	40,805	42,892
Professional fees	14,514	14,514	14,514	14,514	14,513
Printing and postage	3,587	4,331	3,830	4,417	3,715
Directors’ fees	15,349	15,349	15,349	15,349	15,349
Distribution services fees (Note 5)	544	13,191	288	14,820	806
Miscellaneous	3,020	4,102	2,823	3,745	2,791

Total expenses:	147,612	215,887	148,454	204,582	147,672

Deduct:
Expense waivers (Note 5)	(144,064)	(160,589)	(144,988)	(156,187)	(145,219)

Net expenses	3,548	55,298	3,466	48,395	2,453

Net investment income	197,110	751,298	115,758	551,987	120,801

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	102,491	582,499	34,786	394,385	(8,101)
Investments in affiliated issuers	36,835	185,627	9,819	142,810	(10,008)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	219,855	959,233	138,702	723,398	145,631
Investments in affiliated issuers	230,973	947,102	135,828	690,577	138,698

Total net realized gain	590,154	2,674,461	319,135	1,951,170	266,220
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	413,964	1,753,264	319,071	1,388,835	370,477
Investments in affiliated issuers	247,640	1,091,940	196,599	882,607	221,980

Total net change in unrealized appreciation	661,604	2,845,204	515,670	2,271,442	592,457

Net realized and unrealized gain on investments	1,251,758	5,519,665	834,805	4,222,612	858,677

Change in net assets resulting from operations	$1,448,868	$6,270,963	$950,563	$4,774,599	$979,478

(See Notes which are an integral part of the Financial Statements)

29

August 31, 2018

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$578,554	$1,093,026	$3,357,915	$1,027,401	$1,325,177
Affiliated issuers	482,144	932,894	2,876,029	896,866	1,168,809
Excess expense reimbursement from investment adviser (Note 5)	18,019	73,293	133,580	85,908	77,058

Total income:	1,078,717	2,099,213	6,367,524	2,010,175	2,571,044

Expenses:
Shareholder servicing fees (Note 5)	35,900	19,534	249,949	40,181	94,738
Administration fees (Note 5)	35,350	41,917	251,481	64,684	104,333
Portfolio accounting fees	43,533	54,850	107,699	60,438	70,307
Recordkeeping fees	38,538	39,239	41,591	39,467	41,364
Custodian fees (Note 5)	2,374	4,892	17,337	6,184	8,586
Registration fees	59,525	59,679	60,493	59,674	59,677
Professional fees	14,514	14,514	14,514	14,514	14,513
Printing and postage	11,207	12,307	13,463	10,960	15,225
Directors’ fees	15,348	15,348	15,349	15,348	15,348
Distribution services fees (Note 5)	6,841	67,920	101,511	91,265	85,894
Miscellaneous	6,814	7,069	14,024	7,241	8,302

Total expenses:	269,944	337,269	887,411	409,956	518,287

Deduct:
Expense waivers (Note 5)	(208,216)	(235,607)	(401,493)	(256,755)	(281,981)

Net expenses	61,728	101,662	485,918	153,201	236,306

Net investment income	1,016,989	1,997,551	5,881,606	1,856,974	2,334,738

Realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	2,125,439	3,281,368	11,967,546	4,447,091	7,238,029
Investments in affiliated issuers	1,990,261	1,261,677	3,720,197	1,199,946	2,100,078
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	126,869	586,454	2,950,570	1,442,641	2,338,910
Investments in affiliated issuers	541,727	1,643,971	7,081,601	3,087,174	4,460,586

Total net realized gain	4,784,296	6,773,470	25,719,914	10,176,852	16,137,603
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,294,639)	(2,564,529)	(4,130,632)	(47,470)	907,459
Investments in affiliated issuers	(2,285,375)	(1,202,296)	1,285,813	1,936,336	4,786,473

Total net change in unrealized appreciation (depreciation)	(4,580,014)	(3,766,825)	(2,844,819)	1,888,866	5,693,932

Net realized and unrealized gain on investments	204,282	3,006,645	22,875,095	12,065,718	21,831,535

Change in net assets resulting from operations	$1,221,271	$5,004,196	$28,756,701	$13,922,692	$24,166,273

(See Notes which are an integral part of the Financial Statements)

30

Statements of Changes in Net Assets	BMO Funds

	In-Retirement Fund		2015 Fund		2020 Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$348,796	$342,529	$81,609	$78,725	$1,516,053	$1,420,235
Net realized gain on investments	567,123	1,042,764	180,637	45,513	4,481,731	4,372,487
Net change in unrealized appreciation (depreciation) on investments	(330,517)	(309,281)	(78,525)	219,677	(35,881)	2,671,547

Change in net assets resulting from operations	585,402	1,076,012	183,721	343,915	5,961,903	8,464,269

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(68,163)	(72,794)	(5,300)	(9,699)	(320,460)	(297,735)
Retirement class R-3 of shares	(13,242)	(21,844)	(2,159)	(2,517)	(94,130)	(163,083)
Retirement class R-6 of shares	(273,528)	(403,463)	(83,495)	(92,325)	(1,295,271)	(1,330,828)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(193,387)	(156,448)	(472)	—	(818,613)	(782,933)
Retirement class R-3 of shares	(44,555)	(56,331)	(175)	—	(303,004)	(498,648)
Retirement class R-6 of shares	(650,050)	(725,970)	(4,971)	—	(2,707,665)	(2,797,230)

Change in net assets resulting from distributions to shareholders	(1,242,925)	(1,436,850)	(96,572)	(104,541)	(5,539,143)	(5,870,457)

Capital stock transactions:
Proceeds from sale of shares	3,053,583	3,042,445	400,743	2,210,195	13,439,436	12,088,658
Net asset value of shares issued to shareholders in payment of distributions declared	1,242,925	1,436,850	92,093	100,435	5,539,143	5,870,457
Cost of shares redeemed	(4,715,123)	(10,733,974)	(1,670,660)	(3,204,289)	(22,830,789)	(33,161,526)

Change in net assets resulting from capital stock transactions	(418,615)	(6,254,679)	(1,177,824)	(893,659)	(3,852,210)	(15,202,411)

Change in net assets	(1,076,138)	(6,615,517)	(1,090,675)	(654,285)	(3,429,450)	(12,608,599)

Net assets:
Beginning of period	14,979,803	21,595,320	3,914,693	4,568,978	80,647,384	93,255,983

End of period	$13,903,665	$14,979,803	$2,824,018	$3,914,693	$77,217,934	$80,647,384

Undistributed net investment income included in net assets at end of period	$192,975	$168,906	$36,599	$37,094	$709,458	$637,700

(See Notes which are an integral part of the Financial Statements)

31

Statements of Changes in Net Assets	BMO Funds

	2025 Fund		2030 Fund		2035 Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$412,603	$464,642	$1,456,640	$1,367,853	$197,110	$391,676
Net realized gain on investments	678,584	490,321	4,221,381	4,690,998	590,154	990,389
Net change in unrealized appreciation on investments	948,807	2,185,232	3,736,647	6,065,890	661,604	1,832,288

Change in net assets resulting from operations	2,039,994	3,140,195	9,414,668	12,124,741	1,448,868	3,214,353

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(17,298)	(10,858)	(261,657)	(243,224)	(13,075)	(9,873)
Retirement class R-3 of shares	—	(15,122)	(63,635)	(101,706)	(457)	(5,872)
Retirement class R-6 of shares	(458,277)	(591,903)	(1,434,361)	(1,339,900)	(276,293)	(518,267)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(10,616)	(12,985)	(598,423)	(668,223)	(31,243)	(22,302)
Retirement class R-3 of shares	(964)	(19,978)	(193,799)	(340,715)	(4,137)	(15,697)
Retirement class R-6 of shares	(232,053)	(543,487)	(2,545,545)	(2,785,759)	(530,766)	(903,500)

Change in net assets resulting from distributions to shareholders	(719,208)	(1,194,333)	(5,097,420)	(5,479,527)	(855,971)	(1,475,511)

Capital stock transactions:
Proceeds from sale of shares	7,548,244	5,604,471	21,273,459	16,918,635	3,530,973	3,951,792
Net asset value of shares issued to shareholders in payment of distributions declared	719,208	1,194,333	5,097,420	5,479,527	855,971	1,475,511
Cost of shares redeemed	(4,584,961)	(17,820,626)	(23,592,808)	(39,617,757)	(2,482,495)	(25,378,614)

Change in net assets resulting from capital stock transactions	3,682,491	(11,021,822)	2,778,071	(17,219,595)	1,904,449	(19,951,311)

Change in net assets	5,003,277	(9,075,960)	7,095,319	(10,574,381)	2,497,346	(18,212,469)

Net assets:
Beginning of period	21,555,668	30,631,628	92,809,382	103,383,763	13,070,408	31,282,877

End of period	$26,558,945	$21,555,668	$99,904,701	$92,809,382	$15,567,754	$13,070,408

Undistributed net investment income included in net assets at end of period	$196,038	$178,800	$603,300	$520,129	$70,261	$105,912

(See Notes which are an integral part of the Financial Statements)

32

Statements of Changes in Net Assets	BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$751,298	$818,310	$115,758	$208,991	$551,987	$550,199
Net realized gain on investments	2,674,461	4,903,883	319,135	571,381	1,951,170	1,562,211
Net change in unrealized appreciation on investments	2,845,204	2,576,931	515,670	1,033,847	2,271,442	3,639,189

Change in net assets resulting from operations	6,270,963	8,299,124	950,563	1,814,219	4,774,599	5,751,599

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(154,503)	(138,602)	(13,400)	(10,889)	(124,235)	(80,320)
Retirement class R-3 of shares	(27,713)	(36,355)	—	(4,652)	(35,520)	(37,443)
Retirement class R-6 of shares	(845,531)	(798,006)	(146,697)	(255,018)	(614,075)	(520,286)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(748,680)	(490,108)	(35,138)	(31,552)	(214,045)	(299,678)
Retirement class R-3 of shares	(179,564)	(177,916)	(2,323)	(15,798)	(76,962)	(165,597)
Retirement class R-6 of shares	(3,182,971)	(2,068,921)	(302,655)	(549,139)	(837,856)	(1,315,743)

Change in net assets resulting from distributions to shareholders	(5,138,962)	(3,709,908)	(500,213)	(867,048)	(1,902,693)	(2,419,067)

Capital stock transactions:
Proceeds from sale of shares	13,362,068	10,171,530	4,409,123	2,830,751	12,025,565	10,184,433
Net asset value of shares issued to shareholders in payment of distributions declared	5,138,962	3,709,908	500,213	867,048	1,902,693	2,419,067
Cost of shares redeemed	(11,998,268)	(32,453,631)	(1,990,475)	(13,887,877)	(9,928,815)	(21,461,622)

Change in net assets resulting from capital stock transactions	6,502,762	(18,572,193)	2,918,861	(10,190,078)	3,999,443	(8,858,122)

Change in net assets	7,634,763	(13,982,977)	3,369,211	(9,242,907)	6,871,349	(5,525,590)

Net assets:
Beginning of period	52,597,486	66,580,463	7,927,961	17,170,868	39,688,211	45,213,801

End of period	$60,232,249	$52,597,486	$11,297,172	$7,927,961	$46,559,560	$39,688,211

Undistributed net investment income included in net assets at end of period	$217,468	$256,257	$42,764	$52,210	$138,906	$183,185

(See Notes which are an integral part of the Financial Statements)

33

Statements of Changes in Net Assets	BMO Funds

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$120,801	$112,386	$1,016,989	$2,399,251	$1,997,551	$2,148,214
Net realized gain on investments	266,220	186,917	4,784,296	5,967,792	6,773,470	5,316,154
Net change in unrealized appreciation (depreciation) on investments	592,457	797,022	(4,580,014)	(2,480,117)	(3,766,825)	1,771,140

Change in net assets resulting from operations	979,478	1,096,325	1,221,271	5,886,926	5,004,196	9,235,508

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(3,581)	(5,113)	(582,115)	(392,079)	(148,319)	(261,497)
Institutional class of shares	—	—	(16,401)	(813,572)	(102,870)	(289,008)
Retirement class R-3 of shares	(4,147)	(5,867)	(19,493)	(152,724)	(227,674)	(256,521)
Retirement class R-6 of shares	(146,093)	(110,946)	(1,264,591)	(2,551,270)	(1,874,292)	(2,444,589)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(4,746)	(15,407)	(1,644,092)	(3,300)	(359,664)	(162,234)
Institutional class of shares	—	—	(144,665)	(6,026)	(227,710)	(157,323)
Retirement class R-3 of shares	(4,805)	(18,291)	(109,917)	(1,394)	(608,239)	(175,521)
Retirement class R-6 of shares	(117,638)	(231,583)	(3,217,945)	(17,954)	(3,619,513)	(1,241,608)

Change in net assets resulting from distributions to shareholders	(281,010)	(387,207)	(6,999,219)	(3,938,319)	(7,168,281)	(4,988,301)

Capital stock transactions:
Proceeds from sale of shares	4,631,390	3,302,459	9,067,886	16,844,101	14,875,830	21,818,957
Net asset value of shares issued to shareholders in payment of distributions declared	279,158	384,898	6,999,219	3,938,319	7,168,281	4,988,301
Cost of shares redeemed	(1,549,051)	(4,943,591)	(46,708,558)	(91,814,964)	(49,075,766)	(59,025,227)

Change in net assets resulting from capital stock transactions	3,361,497	(1,256,234)	(30,641,453)	(71,032,544)	(27,031,655)	(32,217,969)

Change in net assets	4,059,965	(547,116)	(36,419,401)	(69,083,937)	(29,195,740)	(27,970,762)

Net assets:
Beginning of period	7,206,079	7,753,195	73,934,389	143,018,326	111,160,116	139,130,878

End of period	$11,266,044	$7,206,079	$37,514,988	$73,934,389	$81,964,376	$111,160,116

Undistributed net investment income included in net assets at end of period	$39,581	$36,833	$543,197	$1,337,631	$1,074,455	$1,135,807

(See Notes which are an integral part of the Financial Statements)

34

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$5,881,606	$6,172,823	$1,856,974	$1,771,157	$2,334,738	$2,527,808
Net realized gain on investments	25,719,914	32,055,528	10,176,852	8,216,993	16,137,603	22,285,028
Net change in unrealized appreciation (depreciation) on investments	(2,844,819)	3,277,801	1,888,866	7,336,431	5,693,932	4,477,343

Change in net assets resulting from operations	28,756,701	41,506,152	13,922,692	17,324,581	24,166,273	29,290,179

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,792,384)	(1,887,442)	(276,000)	(293,423)	(671,533)	(444,228)
Institutional class of shares	(860,496)	(1,543,662)	(173,710)	(170,199)	(266,766)	(306,784)
Retirement class R-3 of shares	(304,632)	(417,940)	(266,254)	(160,972)	(248,785)	(181,480)
Retirement class R-6 of shares	(4,398,480)	(4,927,720)	(1,905,407)	(1,340,617)	(2,439,933)	(1,802,775)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(8,122,524)	(5,403,978)	(888,273)	(1,064,644)	(4,087,028)	(3,575,428)
Institutional class of shares	(3,511,520)	(3,791,371)	(477,185)	(491,722)	(1,455,884)	(1,848,747)
Retirement class R-3 of shares	(1,717,675)	(1,439,192)	(993,635)	(844,909)	(1,803,375)	(1,664,710)
Retirement class R-6 of shares	(16,250,442)	(11,266,539)	(4,829,986)	(3,505,544)	(12,027,361)	(9,629,541)

Change in net assets resulting from distributions to shareholders	(36,958,153)	(30,677,844)	(9,810,450)	(7,872,030)	(23,000,665)	(19,453,693)

Capital stock transactions:
Proceeds from sale of shares	47,232,899	65,025,586	23,670,844	30,658,746	24,497,608	35,561,036
Net asset value of shares issued to shareholders in payment of distributions declared	36,944,164	30,301,890	9,810,450	7,872,030	23,000,665	19,453,693
Cost of shares redeemed	(101,939,289)	(201,885,039)	(43,963,867)	(59,108,452)	(44,328,338)	(108,341,684)

Change in net assets resulting from capital stock transactions	(17,762,226)	(106,557,563)	(10,482,573)	(20,577,676)	3,169,935	(53,326,955)

Change in net assets	(25,963,678)	(95,729,255)	(6,370,331)	(11,125,125)	4,335,543	(43,490,469)

Net assets:
Beginning of period	371,676,872	467,406,127	128,989,663	140,114,788	175,393,933	218,884,402

End of period	$345,713,194	$371,676,872	$122,619,332	$128,989,663	$179,729,476	$175,393,933

Undistributed net investment income included in net assets at end of period	$2,845,915	$2,882,312	$687,893	$775,028	$727,704	$921,601

(See Notes which are an integral part of the Financial Statements)

35

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(2)	Ratios to Average Net Assets (3)			Net assets, end of period (000 omitted)	Portfolio turnover rate (2)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
In-Retirement Fund
2018	$9.39	$0.21	$0.13	$0.34	$(0.20)	$(0.56)	$(0.76)	$8.97	3.66%	1.36%	0.33%	2.11%	$2,648	35%
2017	9.54	0.18	0.39	0.57	(0.23)	(0.49)	(0.72)	9.39	6.52	1.42	0.33	1.65	3,461	26
2016	10.02	0.22	0.27	0.49	(0.24)	(0.73)	(0.97)	9.54	5.45	1.25	0.33	2.02	3,469	44
2015	11.05	0.24	(0.44)	(0.20)	(0.29)	(0.54)	(0.83)	10.02	(1.94)	1.03	0.33	1.96	4,804	53
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
2015 Fund
2018	11.32	0.25	0.28	0.53	(0.19)	(0.02)	(0.21)	11.64	4.72	4.35	0.33	1.84	323	38
2017	10.66	0.34	0.53	0.87	(0.21)	—	(0.21)	11.32	8.33	4.29	0.33	1.47	411	72
2016	10.44	0.19	0.39	0.58	(0.25)	(0.11)	(0.36)	10.66	5.76	4.07	0.33	1.80	689	49
2015	10.74	0.11	(0.35)	(0.24)	(0.06)	—	(0.06)	10.44	(2.27)	4.21	0.33	1.54	632	83
2014(5)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
2020 Fund
2018	10.52	0.17	0.58	0.75	(0.20)	(0.51)	(0.71)	10.56	7.28	0.60	0.33	1.54	18,002	29
2017	10.21	0.17	0.81	0.98	(0.19)	(0.48)	(0.67)	10.52	10.17	0.63	0.33	1.45	17,810	23
2016	10.49	0.17	0.41	0.58	(0.22)	(0.64)	(0.86)	10.21	5.96	0.63	0.33	1.67	18,913	39
2015	11.34	0.18	(0.46)	(0.28)	(0.25)	(0.32)	(0.57)	10.49	(2.58)	0.59	0.33	1.64	21,331	37
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
2025 Fund
2018	11.61	0.14	0.87	1.01	(0.21)	(0.13)	(0.34)	12.28	8.85	1.01	0.33	1.23	1,185	33
2017	10.74	0.12	1.10	1.22	(0.16)	(0.19)	(0.35)	11.61	11.76	1.04	0.33	1.12	933	31
2016	10.42	0.15	0.44	0.59	(0.18)	(0.09)	(0.27)	10.74	5.78	1.01	0.33	1.78	674	33
2015	10.78	0.06	(0.37)	(0.31)	(0.05)	—	(0.05)	10.42	(2.89)	1.26	0.33	1.04	1,676	53
2014(5)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
2030 Fund
2018	11.55	0.15	0.98	1.13	(0.18)	(0.42)	(0.60)	12.08	9.95	0.57	0.37	1.14	20,713	32
2017	10.79	0.15	1.18	1.33	(0.15)	(0.42)	(0.57)	11.55	12.89	0.61	0.37	1.25	19,498	25
2016	10.84	0.14	0.45	0.59	(0.18)	(0.46)	(0.64)	10.79	5.75	0.61	0.37	1.37	19,681	33
2015	11.61	0.15	(0.49)	(0.34)	(0.18)	(0.25)	(0.43)	10.84	(3.07)	0.59	0.37	1.30	23,332	45
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
2035 Fund
2018	11.70	0.15	1.09	1.24	(0.23)	(0.55)	(0.78)	12.16	10.95	1.45	0.37	1.01	921	32
2017	10.73	0.10	1.33	1.43	(0.14)	(0.32)	(0.46)	11.70	13.85	1.13	0.37	0.91	734	32
2016	10.33	0.10	0.49	0.59	(0.15)	(0.04)	(0.19)	10.73	5.84	1.02	0.37	1.35	659	29
2015	10.71	0.01	(0.38)	(0.37)	(0.01)	—	(0.01)	10.33	(3.43)	1.29	0.37	0.26	870	96
2014(5)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
2040 Fund
2018	11.56	0.14	1.14	1.28	(0.19)	(0.91)	(1.10)	11.74	11.50	0.67	0.36	0.97	12,173	29
2017	10.68	0.16	1.32	1.48	(0.13)	(0.47)	(0.60)	11.56	14.59	0.73	0.36	1.30	11,098	24
2016	10.92	0.12	0.47	0.59	(0.16)	(0.67)	(0.83)	10.68	5.74	0.71	0.36	1.18	13,370	31
2015	11.75	0.12	(0.51)	(0.39)	(0.20)	(0.24)	(0.44)	10.92	(3.46)	0.67	0.36	1.14	12,852	36
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22
2045 Fund
2018	11.93	0.15	1.22	1.37	(0.21)	(0.55)	(0.76)	12.54	11.73	2.10	0.36	1.01	914	35
2017(6)	10.92	0.11	1.41	1.52	(0.13)	(0.38)	(0.51)	11.93	14.58	1.72	0.36	1.03	911	31
2016	10.48	0.09	0.53	0.62	(0.15)	(0.03)	(0.18)	10.92	6.02	1.53	0.36	1.33	868	32
2015	10.84	(0.01)	(0.34)	(0.35)	(0.01)	—	(0.01)	10.48	(3.27)	2.14	0.36	0.26	1,142	95
2014(5)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40	33.37	0.36	0.04	154	35

(See Notes which are an integral part of the Financial Statements)

36

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(2)	Ratios to Average Net Assets (3)			Net assets, end of period (000 omitted)	Portfolio turnover rate (2)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
2050 Fund
2018	$11.99	$0.13	$1.24	$1.37	$(0.20)	$(0.35)	$(0.55)	$12.81	11.64%	0.75%	0.36%	0.95%	$10,017	27%
2017	11.05	0.21	1.34	1.55	(0.13)	(0.48)	(0.61)	11.99	14.67	0.85	0.36	1.55	8,400	27
2016	10.96	0.13	0.50	0.63	(0.16)	(0.38)	(0.54)	11.05	5.98	0.86	0.36	1.15	10,382	29
2015	11.76	0.12	(0.50)	(0.38)	(0.19)	(0.23)	(0.42)	10.96	(3.37)	0.84	0.36	1.06	10,275	39
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69	1.08	0.36	1.36	11,231	28
2055 Fund
2018	11.90	0.15	1.22	1.37	(0.15)	(0.19)	(0.34)	12.93	11.65	2.07	0.36	0.67	394	26
2017	10.85	0.11	1.40	1.51	(0.12)	(0.34)	(0.46)	11.90	14.39	2.56	0.36	0.91	551	56
2016	10.41	0.09	0.54	0.63	(0.13)	(0.06)	(0.19)	10.85	6.15	3.32	0.36	1.46	410	38
2015	10.85	0.06	(0.42)	(0.36)	(0.06)	(0.02)	(0.08)	10.41	(3.33)	6.91	0.36	0.57	1,049	61
2014(5)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50	50.05	0.36	0.07	143	123
Conservative Allocation Fund
2018	10.02	0.21	(0.03)	0.18	(0.40)	(1.13)	(1.53)	8.67	1.79	0.79	0.33	1.99	13,395	29
2017	9.80	0.18	0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83	0.58	0.33	1.55	15,531	40
2016	9.76	0.25	0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
2015	10.14	0.20	(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)	0.57	0.33	1.97	23,598	39
2014(7)	10.00	0.03	0.11	0.14	—	—	—	10.14	1.40	0.60	0.33	1.17	25,931	10
Moderate Allocation Fund
2018	10.08	0.18	0.31	0.49	(0.19)	(0.46)	(0.65)	9.92	4.94	0.60	0.30	1.69	7,126	31
2017	9.72	0.17	0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
2016	9.78	0.24	0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
2015	10.20	0.17	(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)	0.57	0.30	1.72	22,595	30
2014(7)	10.00	0.04	0.16	0.20	—	—	—	10.20	2.00	0.60	0.30	1.60	24,928	8
Balanced Allocation Fund
2018	9.65	0.15	0.60	0.75	(0.18)	(0.81)	(0.99)	9.41	8.06	0.48	0.33	1.39	98,453	29
2017	9.42	0.13	0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
2016	9.78	0.15	0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
2015	10.26	0.15	(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)	0.47	0.33	1.38	157,207	29
2014(7)	10.00	0.03	0.23	0.26	—	—	—	10.26	2.60	0.47	0.33	1.14	184,860	6
Growth Allocation Fund
2018	10.23	0.13	0.98	1.11	(0.18)	(0.58)	(0.76)	10.58	11.15	0.56	0.30	1.18	13,887	32
2017	9.57	0.10	1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
2016	9.82	0.12	0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
2015	10.31	0.11	(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)	0.57	0.30	1.10	43,023	20
2014(7)	10.00	0.02	0.29	0.31	—	—	—	10.31	3.10	0.60	0.30	0.73	46,520	6
Aggressive Allocation Fund
2018	10.01	0.12	1.20	1.32	(0.19)	(1.13)	(1.32)	10.01	13.90	0.53	0.33	1.06	34,898	27
2017	9.56	0.11	1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33
2016	9.85	0.10	0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33
2015	10.36	0.12	(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)	0.53	0.34	0.73	83,064	44
2014(7)	10.00	0.01	0.35	0.36	—	—	—	10.36	3.60	0.58	0.36	0.42	63,049	3

(1)	Based on net asset value as of end of period date.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Calculated using the average shares method.
(7)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

37

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(2)	Ratios to Average Net Assets (3)			Net assets, end of period (000 omitted)	Portfolio turnover rate (2)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Conservative Allocation Fund
2018	$10.02	$3.41	$(3.20)	$0.21	$(0.13)	$(1.13)	$(1.26)	$8.97	2.11%	0.52%	0.08%	1.10%	$1,416	29%
2017	9.81	0.18	0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
2016	9.77	0.24	0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
2015	10.15	0.23	(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
2014(5)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.35	0.08	1.41	29,082	10
Moderate Allocation Fund
2018	10.08	0.28	0.25	0.53	(0.21)	(0.46)	(0.67)	9.94	5.33	0.36	0.05	1.68	5,888	31
2017	9.73	0.17	0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23	0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
2015	10.21	0.21	(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
2014(5)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.35	0.05	1.82	17,704	8
Balanced Allocation Fund
2018	9.66	0.19	0.58	0.77	(0.20)	(0.81)	(1.01)	9.42	8.27	0.23	0.08	1.61	47,597	29
2017	9.43	0.13	0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17	0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
2015	10.26	0.17	(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
2014(5)	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	0.22	0.08	1.39	79,584	6
Growth Allocation Fund
2018	10.23	0.15	1.00	1.15	(0.21)	(0.58)	(0.79)	10.59	11.59	0.31	0.05	1.42	11,441	32
2017	9.58	0.09	1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14	0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
2015	10.32	0.15	(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
2014(5)	10.00	0.02	0.30	0.32	—	—	—	10.32	3.20	0.35	0.05	0.96	18,598	6
Aggressive Allocation Fund
2018	10.00	0.15	1.20	1.35	(0.21)	(1.13)	(1.34)	10.01	14.26	0.28	0.08	1.23	15,878	27
2017	9.57	0.14	1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11	0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33
2015	10.37	0.14	(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44
2014(5)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.33	0.11	0.66	27,401	3

(1)	Based on net asset value as of end of period date.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

38

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(2)	Ratios to Average Net Assets (3)			Net assets, end of period (000 omitted)	Portfolio turnover rate (2)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
In-Retirement Fund
2018	$9.42	$0.15	$0.17	$0.32	$(0.17)	$(0.56)	$(0.73)	$9.01	3.43%	1.60%	0.58%	1.85%	$766	35%
2017	9.54	0.32	0.25	0.57	(0.20)	(0.49)	(0.69)	9.42	6.39	1.67	0.58	1.57	634	26
2016	10.01	0.19	0.28	0.47	(0.21)	(0.73)	(0.94)	9.54	5.19	1.50	0.58	1.77	1,720	44
2015	11.03	0.19	(0.42)	(0.23)	(0.26)	(0.53)	(0.79)	10.01	(2.24)	1.28	0.58	1.76	2,149	53
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
2015 Fund
2018	11.30	0.19	0.31	0.50	(0.21)	(0.02)	(0.23)	11.57	4.46	4.58	0.58	1.69	117	38
2017	10.65	0.14	0.70	0.84	(0.19)	—	(0.19)	11.30	8.07	4.54	0.58	1.31	114	72
2016	10.41	0.26	0.30	0.56	(0.21)	(0.11)	(0.32)	10.65	5.57	4.32	0.58	1.75	136	49
2015	10.72	0.09	(0.36)	(0.27)	(0.04)	—	(0.04)	10.41	(2.50)	4.46	0.58	1.33	221	83
2014(5)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
2020 Fund
2018	10.53	0.21	0.52	0.73	(0.16)	(0.51)	(0.67)	10.59	7.06	0.85	0.58	1.63	4,533	29
2017	10.22	0.16	0.79	0.95	(0.16)	(0.48)	(0.64)	10.53	9.87	0.88	0.58	1.32	6,813	23
2016	10.48	0.17	0.39	0.56	(0.18)	(0.64)	(0.82)	10.22	5.74	0.88	0.58	1.44	11,985	39
2015	11.33	0.17	(0.48)	(0.31)	(0.22)	(0.32)	(0.54)	10.48	(2.88)	0.84	0.58	1.39	15,177	37
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
2025 Fund
2018	11.56	0.21	0.77	0.98	—	(0.13)	(0.13)	12.41	8.53	1.28	0.58	1.26	109	33
2017	10.69	0.24	0.97	1.21	(0.15)	(0.19)	(0.34)	11.56	11.66	1.29	0.58	1.17	150	31
2016	10.38	0.14	0.42	0.56	(0.16)	(0.09)	(0.25)	10.69	5.49	1.26	0.58	1.30	1,053	33
2015	10.76	0.03	(0.36)	(0.33)	(0.05)	—	(0.05)	10.38	(3.06)	1.51	0.58	0.74	1,388	53
2014(5)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
2030 Fund
2018	11.55	0.17	0.93	1.10	(0.14)	(0.42)	(0.56)	12.09	9.63	0.82	0.62	0.98	3,844	32
2017	10.78	0.14	1.17	1.31	(0.12)	(0.42)	(0.54)	11.55	12.70	0.86	0.62	1.13	6,316	25
2016	10.82	0.12	0.45	0.57	(0.15)	(0.46)	(0.61)	10.78	5.53	0.86	0.62	1.15	9,875	33
2015	11.59	0.13	(0.51)	(0.38)	(0.14)	(0.25)	(0.39)	10.82	(3.39)	0.84	0.62	1.09	12,812	45
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
2035 Fund
2018	11.63	0.10	1.12	1.22	(0.06)	(0.55)	(0.61)	12.24	10.76	1.70	0.62	0.69	123	32
2017	10.67	0.11	1.29	1.40	(0.12)	(0.32)	(0.44)	11.63	13.59	1.38	0.62	0.99	120	32
2016	10.27	0.12	0.44	0.56	(0.12)	(0.04)	(0.16)	10.67	5.55	1.27	0.62	1.06	492	29
2015	10.68	(0.03)	(0.36)	(0.39)	(0.02)	—	(0.02)	10.27	(3.65)	1.54	0.62	(0.13)	734	96
2014(5)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
2040 Fund
2018	11.57	0.10	1.16	1.26	(0.14)	(0.91)	(1.05)	11.78	11.31	0.92	0.61	0.74	2,061	29
2017	10.69	0.19	1.26	1.45	(0.10)	(0.47)	(0.57)	11.57	14.17	0.98	0.61	1.22	2,555	24
2016	10.91	0.12	0.44	0.56	(0.11)	(0.67)	(0.78)	10.69	5.48	0.96	0.61	1.06	4,991	31
2015	11.72	0.10	(0.50)	(0.40)	(0.17)	(0.24)	(0.41)	10.91	(3.57)	0.92	0.61	0.92	7,748	36
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22
2045 Fund
2018	11.87	0.06	1.27	1.33	—	(0.55)	(0.55)	12.65	11.37	2.32	0.61	0.78	74	35
2017(6)	10.87	0.09	1.41	1.50	(0.12)	(0.38)	(0.50)	11.87	14.35	1.97	0.61	0.80	53	31
2016	10.42	0.13	0.46	0.59	(0.11)	(0.03)	(0.14)	10.87	5.74	1.78	0.61	1.02	426	32
2015	10.82	(0.07)	(0.31)	(0.38)	(0.02)	—	(0.02)	10.42	(3.53)	2.39	0.61	(0.90)	746	95
2014(5)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35

(See Notes which are an integral part of the Financial Statements)

39

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(2)	Ratios to Average Net Assets (3)			Net assets, end of period (000 omitted)	Portfolio turnover rate (2)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
2050 Fund
2018	$11.97	$0.11	$1.23	$1.34	$(0.16)	$(0.35)	$(0.51)	$12.80	11.38%	1.00%	0.61%	0.74%	$1,978	27%
2017	11.04	0.14	1.38	1.52	(0.11)	(0.48)	(0.59)	11.97	14.38	1.10	0.61	1.07	3,115	27
2016	10.95	0.10	0.50	0.60	(0.13)	(0.38)	(0.51)	11.04	5.66	1.11	0.61	0.98	4,515	29
2015	11.74	0.09	(0.50)	(0.41)	(0.15)	(0.23)	(0.38)	10.95	(3.57)	1.09	0.61	0.81	5,072	39
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
2055 Fund
2018	11.83	0.14	1.19	1.33	(0.17)	(0.19)	(0.36)	12.80	11.39	2.37	0.61	2.44	117	26
2017	10.80	0.07	1.41	1.48	(0.11)	(0.34)	(0.45)	11.83	14.22	2.81	0.61	1.09	94	56
2016	10.38	0.09	0.50	0.59	(0.11)	(0.06)	(0.17)	10.80	5.73	3.57	0.61	0.82	477	38
2015	10.84	0.03	(0.41)	(0.38)	(0.06)	(0.02)	(0.08)	10.38	(3.55)	7.16	0.61	0.14	395	61
2014(5)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123
Conservative Allocation Fund
2018	10.01	0.52	(0.36)	0.16	(0.20)	(1.13)	(1.33)	8.84	1.58	1.04	0.58	1.41	956	29
2017	9.80	0.13	0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
2016	9.74	0.21	0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
2015	10.14	0.20	(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
2014(7)	10.00	0.02	0.12	0.14	—	—	—	10.14	1.40	0.85	0.58	0.91	11,583	10
Moderate Allocation Fund
2018	10.08	0.20	0.26	0.46	(0.17)	(0.46)	(0.63)	9.91	4.65	0.85	0.55	1.43	8,095	31
2017	9.72	0.11	0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26	0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
2015	10.20	0.15	(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
2014(7)	10.00	0.03	0.17	0.20	—	—	—	10.20	2.00	0.85	0.55	1.33	19,949	8
Balanced Allocation Fund
2018	9.64	0.13	0.59	0.72	(0.14)	(0.81)	(0.95)	9.41	7.77	0.73	0.58	1.16	19,213	29
2017	9.40	0.09	0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13	0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
2015	10.25	0.12	(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
2014(7)	10.00	0.02	0.23	0.25	—	—	—	10.25	2.50	0.72	0.58	0.89	44,647	6
Growth Allocation Fund
2018	10.22	0.10	0.99	1.09	(0.15)	(0.58)	(0.73)	10.58	11.00	0.81	0.55	0.91	15,107	32
2017	9.55	0.10	1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09	0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
2015	10.30	0.09	(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
2014(7)	10.00	0.01	0.29	0.30	—	—	—	10.30	3.00	0.85	0.55	0.46	31,065	6
Aggressive Allocation Fund
2018	9.98	0.10	1.20	1.30	(0.16)	(1.13)	(1.29)	9.99	13.70	0.78	0.58	0.79	16,950	27
2017	9.55	0.06	1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07	0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33
2015	10.35	0.10	(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44
2014(7)	10.00	0.00	0.35	0.35	—	—	—	10.35	3.50	0.83	0.61	0.16	16,200	3

(1)	Based on net asset value as of end of period date.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Calculated using the average shares method.
(7)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

40

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(2)	Ratios to Average Net Assets (3)			Net assets, end of period (000 omitted)	Portfolio turnover rate (2)
										Gross Expenses	Net Expenses (4)(5)	Net investment income (4)
In-Retirement Fund
2018	$9.40	$0.23	$0.14	$0.37	$(0.24)	$(0.56)	$(0.80)	$8.97	3.99%	0.95%	0.00%	2.47%	$10,490	35%
2017	9.55	0.22	0.40	0.62	(0.28)	(0.49)	(0.77)	9.40	7.04	1.02	0.00	2.11	10,885	26
2016	10.05	0.26	0.27	0.53	(0.30)	(0.73)	(1.03)	9.55	5.85	0.85	0.00	2.37	16,406	44
2015	11.08	0.29	(0.45)	(0.16)	(0.34)	(0.53)	(0.87)	10.05	(1.54)	0.63	0.00	2.35	16,611	53
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
2015 Fund
2018	11.39	0.29	0.29	0.58	(0.29)	(0.02)	(0.31)	11.66	5.12	3.96	0.00	2.37	2,384	38
2017	10.73	0.19	0.73	0.92	(0.26)	—	(0.26)	11.39	8.80	3.89	0.00	1.97	3,390	72
2016	10.50	0.25	0.38	0.63	(0.29)	(0.11)	(0.40)	10.73	6.22	3.67	0.00	2.21	3,744	49
2015	10.78	0.13	(0.34)	(0.21)	(0.07)	—	(0.07)	10.50	(1.92)	3.81	0.00	1.94	4,234	83
2014(6)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
2020 Fund
2018	10.54	0.22	0.57	0.79	(0.24)	(0.51)	(0.75)	10.58	7.72	0.20	0.00	2.00	54,683	29
2017	10.23	0.19	0.83	1.02	(0.23)	(0.48)	(0.71)	10.54	10.66	0.23	0.00	1.76	56,024	23
2016	10.52	0.21	0.41	0.62	(0.27)	(0.64)	(0.91)	10.23	6.39	0.23	0.00	2.01	62,358	39
2015	11.38	0.25	(0.50)	(0.25)	(0.29)	(0.32)	(0.61)	10.52	(2.28)	0.19	0.00	1.98	53,085	37
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
2025 Fund
2018	11.68	0.21	0.86	1.07	(0.26)	(0.13)	(0.39)	12.36	9.30	0.61	0.00	1.75	25,266	33
2017	10.81	0.17	1.11	1.28	(0.22)	(0.19)	(0.41)	11.68	12.20	0.64	0.00	1.75	20,473	31
2016	10.48	0.19	0.44	0.63	(0.21)	(0.09)	(0.30)	10.81	6.15	0.61	0.00	1.83	28,905	33
2015	10.81	0.09	(0.35)	(0.26)	(0.07)	—	(0.07)	10.48	(2.45)	0.86	0.00	1.48	26,042	53
2014(6)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
2030 Fund
2018	11.57	0.19	0.98	1.17	(0.23)	(0.42)	(0.65)	12.09	10.34	0.17	0.00	1.62	75,347	32
2017	10.81	0.16	1.22	1.38	(0.20)	(0.42)	(0.62)	11.57	13.38	0.21	0.00	1.48	66,995	25
2016	10.87	0.19	0.45	0.64	(0.24)	(0.46)	(0.70)	10.81	6.21	0.21	0.00	1.66	73,828	33
2015	11.64	0.16	(0.46)	(0.30)	(0.22)	(0.25)	(0.47)	10.87	(2.70)	0.19	0.00	1.57	60,302	45
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
2035 Fund
2018	11.77	0.20	1.11	1.31	(0.29)	(0.55)	(0.84)	12.24	11.50	1.06	0.00	1.48	14,524	32
2017	10.79	0.14	1.34	1.48	(0.18)	(0.32)	(0.50)	11.77	14.31	0.73	0.00	1.70	12,216	32
2016	10.38	0.17	0.47	0.64	(0.19)	(0.04)	(0.23)	10.79	6.26	0.62	0.00	1.57	30,132	29
2015	10.73	0.04	(0.36)	(0.32)	(0.03)	—	(0.03)	10.38	(2.99)	0.89	0.00	0.97	27,613	96
2014(6)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
2040 Fund
2018	11.58	0.17	1.15	1.32	(0.24)	(0.91)	(1.15)	11.75	11.90	0.27	0.00	1.43	45,999	29
2017	10.71	0.14	1.38	1.52	(0.18)	(0.47)	(0.65)	11.58	14.98	0.33	0.00	1.40	38,944	24
2016	10.96	0.17	0.46	0.63	(0.21)	(0.67)	(0.88)	10.71	6.17	0.31	0.00	1.51	48,219	31
2015	11.78	0.16	(0.50)	(0.34)	(0.24)	(0.24)	(0.48)	10.96	(2.98)	0.27	0.00	1.45	40,193	36
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22
2045 Fund
2018	12.00	0.19	1.24	1.43	(0.26)	(0.55)	(0.81)	12.62	12.26	1.66	0.00	1.37	10,309	35
2017(7)	10.98	0.19	1.39	1.58	(0.18)	(0.38)	(0.56)	12.00	15.08	1.32	0.00	1.71	6,964	31
2016	10.53	0.16	0.50	0.66	(0.18)	(0.03)	(0.21)	10.98	6.38	1.13	0.00	1.48	15,877	32
2015	10.87	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)	10.53	(2.91)	1.74	0.00	0.85	13,046	95
2014(6)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70	32.97	0.00	0.93	895	35

(See Notes which are an integral part of the Financial Statements)

41

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(2)	Ratios to Average Net Assets (3)			Net assets, end of period (000 omitted)	Portfolio turnover rate (2)
										Gross Expenses	Net Expenses (4)(5)	Net investment income (4)
2050 Fund
2018	$12.00	$0.19	$1.24	$1.43	$(0.26)	$(0.35)	$(0.61)	$12.82	12.11%	0.35%	0.00%	1.42%	$34,564	27%
2017	11.08	0.14	1.45	1.59	(0.19)	(0.48)	(0.67)	12.00	15.09	0.45	0.00	1.28	28,173	27
2016	11.00	0.17	0.50	0.67	(0.21)	(0.38)	(0.59)	11.08	6.37	0.46	0.00	1.48	30,317	29
2015	11.80	0.14	(0.48)	(0.34)	(0.23)	(0.23)	(0.46)	11.00	(2.99)	0.44	0.00	1.37	22,487	39
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24	0.68	0.00	1.39	17,346	28
2055 Fund
2018	11.97	0.18	1.25	1.43	(0.24)	(0.19)	(0.43)	12.97	12.17	1.60	0.00	1.35	10,755	26
2017	10.91	0.16	1.41	1.57	(0.17)	(0.34)	(0.51)	11.97	14.93	2.16	0.00	1.53	6,561	56
2016	10.47	0.15	0.51	0.66	(0.16)	(0.06)	(0.22)	10.91	6.43	2.92	0.00	1.30	6,866	38
2015	10.89	0.07	(0.39)	(0.32)	(0.08)	(0.02)	(0.10)	10.47	(2.96)	6.51	0.00	0.90	2,809	61
2014(6)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90	49.65	0.00	0.84	477	123
Conservative Allocation Fund
2018	10.03	0.21	0.01	0.22	(0.44)	(1.13)	(1.57)	8.68	2.28	0.39	0.00	2.42	21,748	29
2017	9.82	0.27	0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22	0.18	0.00	1.96	28,927	40
2016	9.79	0.25	0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
2015	10.15	0.25	(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)	0.17	0.00	2.38	86,637	39
2014(8)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.20	0.00	1.57	92,207	10
Moderate Allocation Fund
2018	10.09	0.22	0.31	0.53	(0.24)	(0.46)	(0.70)	9.92	5.33	0.20	0.00	2.12	60,855	31
2017	9.74	0.21	0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
2016	9.80	0.22	0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
2015	10.21	0.21	(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)	0.17	0.00	2.11	93,206	30
2014(8)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.20	0.00	1.99	95,654	8
Balanced Allocation Fund
2018	9.66	0.18	0.61	0.79	(0.22)	(0.81)	(1.03)	9.42	8.51	0.08	0.00	1.82	180,451	29
2017	9.44	0.19	0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
2016	9.80	0.18	0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
2015	10.27	0.18	(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)	0.07	0.00	1.78	247,496	29
2014(8)	10.00	0.04	0.23	0.27	—	—	—	10.27	2.70	0.07	0.00	1.54	284,021	6
Growth Allocation Fund
2018	10.24	0.17	0.99	1.16	(0.23)	(0.58)	(0.81)	10.59	11.66	0.17	0.00	1.59	82,185	32
2017	9.59	0.16	1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
2016	9.85	0.15	0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
2015	10.32	0.16	(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)	0.17	0.00	1.47	67,727	20
2014(8)	10.00	0.03	0.29	0.32	—	—	—	10.32	3.20	0.20	0.00	1.11	56,647	6
Aggressive Allocation Fund
2018	10.01	0.16	1.21	1.37	(0.23)	(1.13)	(1.36)	10.02	14.51	0.13	0.00	1.47	112,003	27
2017	9.58	0.15	1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33
2016	9.88	0.14	0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33
2015	10.37	0.17	(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)	0.12	0.00	1.12	113,933	44
2014(8)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.18	0.00	0.82	73,040	3

(1)	Based on net asset value as of end of period date.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(6)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.
(8)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

42

August 31, 2018

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of August 31, 2018, the Corporation consisted of 42 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

Target Risk Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation Fund	10%–30%	70%–90%	0%–10%
Moderate Allocation Fund	30%–50%	50%–70%	0%–10%
Balanced Allocation Fund	50%–70%	30%–50%	0%–10%
Growth Allocation Fund	70%–90%	10%–30%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

43

Notes to Financial Statements (continued)

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the year ended August 31, 2018, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the year ended August 31, 2018, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of August 31, 2018.

44

BMO Funds

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Funds’ assets:

	In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,720,282	$—	$—	$13,720,282
Short-Term Investments	139,450	—	—	139,450

Total	$13,859,732	$—	$—	$13,859,732

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,788,928	$—	$—	$2,788,928
Short-Term Investments	25,136	—	—	25,136

Total	$2,814,064	$—	$—	$2,814,064

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$76,275,046	$—	$—	$76,275,046
Short-Term Investments	633,912	—	—	633,912

Total	$76,908,958	$—	$—	$76,908,958

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$26,218,492	$—	$—	$26,218,492
Short-Term Investments	284,649	—	—	284,649

Total	$26,503,141	$—	$—	$26,503,141

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$98,585,477	$—	$—	$98,585,477
Short-Term Investments	996,505	—	—	996,505

Total	$99,581,982	$—	$—	$99,581,982

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,357,234	$—	$—	$15,357,234
Short-Term Investments	159,390	—	—	159,390

Total	$15,516,624	$—	$—	$15,516,624

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$59,440,460	$—	$—	$59,440,460
Short-Term Investments	593,100	—	—	593,100

Total	$60,033,560	$—	$—	$60,033,560

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,143,734	$—	$—	$11,143,734
Short-Term Investments	107,226	—	—	107,226

Total	$11,250,960	$—	$—	$11,250,960

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$45,951,647	$—	$—	$45,951,647
Short-Term Investments	548,434	—	—	548,434

Total	$46,500,081	$—	$—	$46,500,081

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,066,118	$—	$—	$11,066,118
Short-Term Investments	113,983	—	—	113,983

Total	$11,180,101	$—	$—	$11,180,101

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$36,944,277	$—	$—	$36,944,277
Short-Term Investments	355,561	—	—	355,561

Total	$37,299,838	$—	$—	$37,299,838

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$80,880,944	$—	$—	$80,880,944
Short-Term Investments	775,889	—	—	775,889

Total	$81,656,833	$—	$—	$81,656,833

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$342,003,022	$—	$—	$342,003,022
Short-Term Investments	3,049,731	—	—	3,049,731

Total	$345,052,753	$—	$—	$345,052,753

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$121,788,648	$—	$—	$121,788,648
Short-Term Investments	1,153,827	—	—	1,153,827

Total	$122,942,475	$—	$—	$122,942,475

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$178,002,895	$—	$—	$178,002,895
Short-Term Investments	1,600,930	—	—	1,600,930

Total	$179,603,825	$—	$—	$179,603,825

45

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	In-Retirement Fund		2015 Fund		2020 Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$183,205	$1,008,269	$31,490	$656,625	$2,658,760	$2,713,803
Retirement class R-3 of shares	157,831	534,506	—	3,871	238,558	1,696,274
Retirement class R-6 of shares	2,712,547	1,499,670	369,253	1,549,699	10,542,118	7,678,581

Net proceeds from sale of shares	3,053,583	3,042,445	400,743	2,210,195	13,439,436	12,088,658
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	261,550	229,242	3,627	7,555	1,139,073	1,080,668
Retirement class R-3 of shares	57,797	78,175	—	555	397,134	661,731
Retirement class R-6 of shares	923,578	1,129,433	88,466	92,325	4,002,936	4,128,058

Net proceeds from shares issued:	1,242,925	1,436,850	92,093	100,435	5,539,143	5,870,457
Cost of shares redeemed:
Investor class of shares	(1,112,611)	(1,213,231)	(133,922)	(993,165)	(3,719,151)	(5,493,344)
Retirement class R-3 of shares	(48,983)	(1,675,212)	—	(33,078)	(2,972,276)	(7,677,610)
Retirement class R-6 of shares	(3,553,529)	(7,845,531)	(1,536,738)	(2,178,046)	(16,139,362)	(19,990,572)

Net cost of shares redeemed	(4,715,123)	(10,733,974)	(1,670,660)	(3,204,289)	(22,830,789)	(33,161,526)

Net change resulting from fund share transactions in dollars	$(418,615)	$(6,254,679)	$(1,177,824)	$(893,659)	$(3,852,210)	$(15,202,411)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	20,342	108,395	2,737	61,847	252,294	268,374
Retirement class R-3 of shares	16,761	58,358	—	365	22,745	167,507
Retirement class R-6 of shares	301,530	160,992	32,017	140,426	1,001,321	754,743

Net sale of shares	338,633	327,745	34,754	202,638	1,276,360	1,190,624
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	29,454	26,020	316	719	110,697	112,219
Retirement class R-3 of shares	6,480	8,833	—	53	38,445	68,502
Retirement class R-6 of shares	104,359	128,491	7,713	8,768	389,391	429,112

Net shares issued	140,293	163,344	8,029	9,540	538,533	609,833
Shares redeemed:
Investor class of shares	(123,210)	(129,631)	(11,585)	(90,952)	(351,633)	(540,360)
Retirement class R-3 of shares	(5,515)	(180,106)	—	(3,051)	(280,100)	(762,158)
Retirement class R-6 of shares	(395,463)	(849,082)	(133,001)	(200,328)	(1,538,507)	(1,962,803)

Net shares redeemed	(524,188)	(1,158,819)	(144,586)	(294,331)	(2,170,240)	(3,265,321)

Net change resulting from fund share transactions in shares	(45,262)	(667,730)	(101,803)	(82,153)	(355,347)	(1,464,864)

46

BMO Funds

	2025 Fund		2030 Fund		2035 Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$522,705	$298,184	$5,708,489	$3,090,018	$279,672	$510,807
Retirement class R-3 of shares	18,651	141,111	573,094	1,391,128	33,816	102,195
Retirement class R-6 of shares	7,006,888	5,165,176	14,991,876	12,437,489	3,217,485	3,338,790

Net proceeds from sale of shares	7,548,244	5,604,471	21,273,459	16,918,635	3,530,973	3,951,792
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	27,914	23,843	860,080	911,447	44,318	32,175
Retirement class R-3 of shares	964	35,100	257,434	442,421	4,594	21,569
Retirement class R-6 of shares	690,330	1,135,390	3,979,906	4,125,659	807,059	1,421,767

Net proceeds from shares issued:	719,208	1,194,333	5,097,420	5,479,527	855,971	1,475,511
Cost of shares redeemed:
Investor class of shares	(356,159)	(137,454)	(6,262,985)	(5,492,840)	(171,205)	(549,772)
Retirement class R-3 of shares	(70,552)	(1,135,416)	(3,611,377)	(5,859,197)	(42,718)	(525,837)
Retirement class R-6 of shares	(4,158,250)	(16,547,756)	(13,718,446)	(28,265,720)	(2,268,572)	(24,303,005)

Net cost of shares redeemed	(4,584,961)	(17,820,626)	(23,592,808)	(39,617,757)	(2,482,495)	(25,378,614)

Net change resulting from fund share transactions in dollars	$3,682,491	$(11,021,822)	$2,778,071	$(17,219,595)	$1,904,449	$(19,951,311)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	43,418	27,606	477,689	282,733	23,525	47,612
Retirement class R-3 of shares	1,542	13,162	48,473	127,664	2,834	9,520
Retirement class R-6 of shares	580,828	467,516	1,258,490	1,136,600	267,420	302,467

Net sale of shares	625,788	508,284	1,784,652	1,546,997	293,779	359,599
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,352	2,266	73,953	87,808	3,804	3,079
Retirement class R-3 of shares	80	3,353	22,078	42,540	391	2,072
Retirement class R-6 of shares	57,962	107,620	342,800	397,846	69,038	135,535

Net shares issued	60,394	113,239	438,831	528,194	73,233	140,686
Shares redeemed:
Investor class of shares	(29,645)	(12,259)	(524,803)	(506,947)	(14,329)	(49,406)
Retirement class R-3 of shares	(5,845)	(102,055)	(299,579)	(539,077)	(3,542)	(47,373)
Retirement class R-6 of shares	(346,361)	(1,496,179)	(1,161,905)	(2,573,184)	(187,113)	(2,193,982)

Net shares redeemed	(381,851)	(1,610,493)	(1,986,287)	(3,619,208)	(204,984)	(2,290,761)

Net change resulting from fund share transactions in shares	304,331	(988,970)	237,196	(1,544,017)	162,028	(1,790,476)

47

Notes to Financial Statements (continued)

	2040 Fund		2045 Fund		2050 Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$3,442,862	$1,883,014	$93,438	$170,177	$3,304,021	$2,360,706
Retirement class R-3 of shares	658,081	585,454	40,179	143,679	517,504	803,818
Retirement class R-6 of shares	9,261,125	7,703,062	4,275,506	2,516,895	8,204,040	7,019,909

Net proceeds from sale of shares	13,362,068	10,171,530	4,409,123	2,830,751	12,025,565	10,184,433
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	903,183	628,710	48,538	42,441	338,280	379,998
Retirement class R-3 of shares	207,277	214,271	2,323	20,450	112,482	203,040
Retirement class R-6 of shares	4,028,502	2,866,927	449,352	804,157	1,451,931	1,836,029

Net proceeds from shares issued:	5,138,962	3,709,908	500,213	867,048	1,902,693	2,419,067
Cost of shares redeemed:
Investor class of shares	(3,558,646)	(5,649,232)	(187,407)	(253,382)	(2,625,075)	(5,369,123)
Retirement class R-3 of shares	(1,438,959)	(3,487,878)	(25,601)	(563,598)	(1,980,408)	(2,653,255)
Retirement class R-6 of shares	(7,000,663)	(23,316,521)	(1,777,467)	(13,070,897)	(5,323,332)	(13,439,244)

Net cost of shares redeemed	(11,998,268)	(32,453,631)	(1,990,475)	(13,887,877)	(9,928,815)	(21,461,622)

Net change resulting from fund share transactions in dollars	$6,502,762	$(18,572,193)	$2,918,861	$(10,190,078)	$3,999,443	$(8,858,122)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	295,978	173,576	7,642	15,219	263,047	209,620
Retirement class R-3 of shares	57,416	53,880	3,242	13,190	41,594	71,209
Retirement class R-6 of shares	792,605	713,031	344,015	223,749	656,738	622,506

Net sale of shares	1,145,999	940,487	354,899	252,158	961,379	903,335
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	80,426	61,158	4,052	4,004	27,637	35,681
Retirement class R-3 of shares	18,376	20,763	192	1,935	9,182	19,065
Retirement class R-6 of shares	359,367	279,155	37,383	75,579	118,816	172,721

Net shares issued	458,169	361,076	41,627	81,518	155,635	227,467
Shares redeemed:
Investor class of shares	(299,793)	(525,932)	(15,209)	(22,375)	(209,546)	(484,194)
Retirement class R-3 of shares	(121,554)	(320,875)	(2,052)	(49,820)	(156,502)	(238,882)
Retirement class R-6 of shares	(602,010)	(2,131,353)	(144,396)	(1,164,696)	(427,535)	(1,183,799)

Net shares redeemed	(1,023,357)	(2,978,160)	(161,657)	(1,236,891)	(793,583)	(1,906,875)

Net change resulting from fund share transactions in shares	580,811	(1,676,597)	234,869	(903,215)	323,431	(776,073)

48

BMO Funds

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$178,043	$379,222	$936,151	$3,333,251	$1,088,222	$1,787,884
Institutional class of shares	—	—	606,867	3,199,776	1,152,648	2,247,337
Retirement Class R-3 of shares	238,729	235,131	176,946	594,944	3,326,610	3,698,491
Retirement class R-6 of shares	4,214,618	2,688,106	7,347,922	9,716,130	9,308,350	14,085,245

Net proceeds from sale of shares	4,631,390	3,302,459	9,067,886	16,844,101	14,875,830	21,818,957
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	8,327	20,520	2,226,207	395,379	507,983	423,731
Institutional class of shares	—	—	161,066	819,598	330,580	446,331
Retirement Class R-3 of shares	7,100	21,849	129,410	154,118	835,913	432,042
Retirement class R-6 of shares	263,731	342,529	4,482,536	2,569,224	5,493,805	3,686,197

Net proceeds from shares issued:	279,158	384,898	6,999,219	3,938,319	7,168,281	4,988,301
Cost of shares redeemed:
Investor class of shares	(383,799)	(320,201)	(3,340,646)	(6,464,521)	(2,102,542)	(7,901,290)
Institutional class of shares	—	—	(26,007,088)	(7,637,483)	(5,030,603)	(5,677,100)
Retirement Class R-3 of shares	(237,866)	(672,795)	(2,262,492)	(4,559,252)	(9,541,470)	(3,601,940)
Retirement class R-6 of shares	(927,386)	(3,950,595)	(15,098,332)	(73,153,708)	(32,401,151)	(41,844,897)

Net cost of shares redeemed	(1,549,051)	(4,943,591)	(46,708,558)	(91,814,964)	(49,075,766)	(59,025,227)

Net change resulting from fund share transactions in dollars	$3,361,497	$(1,256,234)	$(30,641,453)	$(71,032,544)	$(27,031,655)	$(32,217,969)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	14,342	34,155	104,749	341,654	109,748	184,063
Institutional class of shares	—	—	62,126	327,989	117,831	231,324
Retirement Class R-3 of shares	19,497	21,703	18,976	61,258	336,495	379,868
Retirement class R-6 of shares	334,134	241,119	812,723	990,085	940,146	1,440,015

Net sale of shares	367,973	296,977	998,574	1,720,986	1,504,220	2,235,270
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	673	1,938	257,663	41,663	52,154	45,078
Institutional class of shares	—	—	18,077	86,455	33,940	47,533
Retirement Class R-3 of shares	579	2,071	14,672	16,240	85,735	45,913
Retirement class R-6 of shares	21,338	32,223	520,016	271,015	565,206	392,985

Net shares issued	22,590	36,232	810,428	415,373	737,035	531,509
Shares redeemed:
Investor class of shares	(30,838)	(27,594)	(368,501)	(660,920)	(215,417)	(806,639)
Institutional class of shares	—	—	(2,563,855)	(777,055)	(488,867)	(580,703)
Retirement Class R-3 of shares	(18,881)	(59,996)	(226,512)	(470,782)	(967,835)	(369,030)
Retirement class R-6 of shares	(74,027)	(354,505)	(1,710,933)	(7,418,823)	(3,332,428)	(4,274,881)

Net shares redeemed	(123,746)	(442,095)	(4,869,801)	(9,327,580)	(5,004,547)	(6,031,253)

Net change resulting from fund share transactions in shares	266,817	(108,886)	(3,060,799)	(7,191,221)	(2,763,292)	(3,264,474)

49

Notes to Financial Statements (continued)

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$9,428,384	$9,596,115	$965,898	$1,521,150	$1,903,201	$2,549,571
Institutional class of shares	11,240,431	18,188,630	3,238,898	3,782,554	3,038,729	3,231,792
Retirement class R-3 of shares	1,792,133	3,462,896	1,655,777	1,995,735	1,954,612	1,545,438
Retirement class R-6 of shares	24,771,951	33,777,945	17,810,271	23,359,307	17,601,066	28,234,235

Net proceeds from sale of shares	47,232,899	65,025,586	23,670,844	30,658,746	24,497,608	35,561,036
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	9,900,919	7,291,420	1,164,273	1,358,067	4,758,561	4,019,656
Institutional class of shares	4,372,016	4,959,081	650,895	661,921	1,722,650	2,155,531
Retirement class R-3 of shares	2,022,307	1,857,132	1,259,889	1,005,881	2,052,160	1,846,190
Retirement class R-6 of shares	20,648,922	16,194,257	6,735,393	4,846,161	14,467,294	11,432,316

Net proceeds from shares issued:	36,944,164	30,301,890	9,810,450	7,872,030	23,000,665	19,453,693
Cost of shares redeemed:
Investor class of shares	(20,253,986)	(28,809,458)	(5,530,492)	(12,160,876)	(9,554,575)	(23,138,517)
Institutional class of shares	(20,375,381)	(46,186,859)	(1,712,928)	(5,854,651)	(3,837,651)	(15,771,306)
Retirement class R-3 of shares	(7,869,477)	(11,399,285)	(7,318,054)	(11,372,090)	(4,375,465)	(6,476,231)
Retirement class R-6 of shares	(53,440,445)	(115,489,437)	(29,402,393)	(29,720,835)	(26,560,647)	(62,955,630)

Net cost of shares redeemed	(101,939,289)	(201,885,039)	(43,963,867)	(59,108,452)	(44,328,338)	(108,341,684)

Net change resulting from fund share transactions in dollars	$(17,762,226)	$(106,557,563)	$(10,482,573)	$(20,577,676)	$3,169,935	$(53,326,955)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,008,765	1,025,790	93,446	157,085	191,793	269,537
Institutional class of shares	1,208,350	1,949,386	306,230	397,357	309,899	339,793
Retirement class R-3 of shares	191,386	373,495	159,360	206,661	199,277	162,532
Retirement class R-6 of shares	2,638,289	3,612,043	1,722,411	2,396,103	1,787,826	2,925,969

Net sale of shares	5,046,790	6,960,714	2,281,447	3,157,206	2,488,795	3,697,831
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,085,627	822,031	114,933	146,659	502,497	449,626
Institutional class of shares	479,388	559,716	64,381	71,559	182,099	241,651
Retirement class R-3 of shares	221,259	209,372	124,249	108,509	216,701	206,740
Retirement class R-6 of shares	2,266,621	1,827,794	666,211	524,476	1,530,931	1,281,650

Net shares issued	4,052,895	3,418,913	969,774	851,203	2,432,228	2,179,667
Shares redeemed:
Investor class of shares	(2,149,362)	(3,093,692)	(535,059)	(1,245,696)	(970,523)	(2,424,144)
Institutional class of shares	(2,104,543)	(4,942,672)	(166,362)	(604,772)	(374,598)	(1,624,360)
Retirement class R-3 of shares	(823,864)	(1,223,751)	(699,180)	(1,181,512)	(438,117)	(681,868)
Retirement class R-6 of shares	(5,793,032)	(12,198,320)	(2,873,684)	(3,005,372)	(2,717,654)	(6,486,787)

Net shares redeemed	(10,870,801)	(21,458,435)	(4,274,285)	(6,037,352)	(4,500,892)	(11,217,159)

Net change resulting from fund share transactions in shares	(1,771,116)	(11,078,808)	(1,023,064)	(2,028,943)	420,131	(5,339,661)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2019. This agreement may not be terminated prior to December 31, 2019 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

50

BMO Funds

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 29, 2017
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
In-Retirement Fund	0.33%		0.58%	(0.07)%	0.98%		1.23%	0.58%
2015 Fund	0.33		0.58	(0.07)	1.00		1.25	0.60
2020 Fund	0.33		0.58	(0.07)	1.03		1.28	0.63
2025 Fund	0.33		0.58	(0.07)	1.04		1.29	0.64
2030 Fund	0.37		0.62	(0.03)	1.09		1.34	0.69
2035 Fund	0.37		0.62	(0.03)	1.09		1.34	0.69
2040 Fund	0.36		0.61	(0.04)	1.08		1.33	0.68
2045 Fund	0.36		0.61	(0.04)	1.06		1.31	0.66
2050 Fund	0.36		0.61	(0.04)	1.06		1.31	0.66
2055 Fund	0.36		0.61	(0.04)	1.06		1.31	0.66
Conservative Allocation Fund	0.33	0.08%	0.58	(0.07)	1.02	0.77%	1.27	0.62
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	0.98	0.73	1.23	0.58
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	1.02	0.77	1.27	0.62
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	1.00	0.72	1.25	0.60
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	0.97	0.75	1.22	0.57

(1)

As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the year ended August 31, 2018, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
In-Retirement Fund	$4,677		$1,106
2015 Fund	509		173
2020 Fund	26,123		8,730
2025 Fund	1,577		173
2030 Fund	27,938		8,821
2035 Fund	1,162		164
2040 Fund	16,327		3,958
2045 Fund	1,296		86
2050 Fund	12,625		4,446
2055 Fund	613		241
Conservative Allocation Fund	21,540	$11,758	2,052
Moderate Allocation Fund	11,720	9,821	20,376
Balanced Allocation Fund	149,970	71,058	30,453
Growth Allocation Fund	24,109	13,196	27,379
Aggressive Allocation Fund	56,843	21,722	25,768

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2018. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

51

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund
Large-Cap Funds — 8.6%
BMO Low Volatility Equity Fund	$402,614	$107,915	$171,076	$17,739	$18,524	$375,716	$6,424	$10,491
BMO Dividend Income Fund	284,696	107,046	149,261	4,546	16,180	263,207	6,314	30,798
BMO Large-Cap Value Fund(1)	420,871	144,071	199,320	4,794	17,075	387,491	6,413	34,970
BMO Large-Cap Growth Fund(1)	182,061	54,751	102,768	21,346	12,642	168,032	223	9,628

						1,194,446
Mid-Cap Funds — 1.7%
BMO Mid-Cap Growth Fund(1)	75,778	23,902	45,426	5,188	10,264	69,706	—	4,446
BMO Mid-Cap Value Fund(1)	179,801	56,095	81,048	517	10,642	166,007	1,754	7,045

						235,713
Small-Cap Fund — 0.3%
BMO Small-Cap Growth Fund	45,640	18,833	30,145	1,224	6,814	42,366	—	4,613

International Funds — 6.2%
BMO LGM Emerging Markets Equity Fund	237,323	75,909	96,794	(4,613)	7,245	219,070	1,883	—
BMO Pyrford International Stock Fund(1)	401,797	119,526	151,219	(7,820)	9,068	371,352	10,164	—
BMO Disciplined International Equity Fund	298,473	100,740	122,567	(10,432)	7,571	273,785	6,312	—

						864,207
Fixed Income Funds — 20.4%
BMO High Yield Bond Fund	268,504	64,666	74,048	(6,088)	(3,306)	249,728	14,297	—
BMO TCH Core Plus Bond Fund	2,770,542	756,150	850,952	(81,250)	(11,174)	2,583,316	81,738	2,541
BMO TCH Emerging Markets Bond Fund*	448,273	67,618	490,508	(7,616)	(17,767)	—	22,012	—

						2,833,044
Alternative Funds — 6.9%
BMO Alternative Strategies Fund	1,046,726	309,306	291,164	(92,020)	(5,562)	967,286	—	64,872

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	144,477	4,935,449	4,940,502	12	14	139,450	2,184	—

Totals	$7,207,576	$6,941,977	$7,796,798	$(154,473)	$78,230	$6,276,512	$159,718	$169,404

2015 Fund
Large-Cap Funds — 9.8%
BMO Low Volatility Equity Fund	$140,307	$31,347	$93,774	$3,863	$5,579	$87,322	$1,861	$3,095
BMO Dividend Income Fund	74,412	18,056	50,567	1,060	3,422	46,383	1,372	6,832
BMO Large-Cap Value Fund(1)	149,289	34,874	98,774	1,470	5,407	92,266	1,851	10,518
BMO Large-Cap Growth Fund(1)	79,310	15,640	57,280	3,131	8,806	49,607	81	3,500

						275,578
Mid-Cap Funds — 2.2%
BMO Mid-Cap Growth Fund(1)	27,729	5,905	20,898	2,534	2,131	17,401	—	1,351
BMO Mid-Cap Value Fund(1)	74,407	14,486	46,851	1,961	2,268	46,271	695	2,472

						63,672
Small-Cap Fund — 0.5%
BMO Small-Cap Growth Fund	23,860	6,124	18,221	1,600	1,841	15,204	—	2,020

International Funds — 7.4%
BMO LGM Emerging Markets Equity Fund	93,045	27,694	63,354	(6,836)	7,889	58,438	620	—
BMO Pyrford International Stock Fund(1)	136,135	28,794	79,827	(3,733)	4,010	85,379	2,896	—
BMO Disciplined International Equity Fund	105,317	24,312	64,250	(7,606)	7,639	65,412	1,870	—

						209,229
Fixed Income Funds — 18.1%
BMO High Yield Bond Fund	50,685	18,996	25,562	(1,324)	(630)	42,165	2,796	—
BMO TCH Core Plus Bond Fund	580,093	197,858	289,212	(15,833)	(4,369)	468,537	17,290	584
BMO TCH Emerging Markets Bond Fund*	97,638	28,676	120,371	(3,628)	(2,315)	—	5,221	—

						510,702
Alternative Funds — 7.4%
BMO Alternative Strategies Fund	261,859	110,016	136,269	(19,775)	(5,744)	210,087	—	17,685

Short-Term Investment — 0.9%
BMO Institutional Prime Money Market Fund	39,798	920,831	935,495	3	(1)	25,136	526	—

Totals	$1,933,884	$1,483,609	$2,100,705	$(43,113)	$35,933	$1,309,608	$37,079	$48,057

52

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2020 Fund
Large-Cap Funds — 13.0%
BMO Low Volatility Equity Fund	$3,364,618	$673,835	$1,096,799	$237,286	$66,823	$3,245,763	$55,029	$88,504
BMO Dividend Income Fund	1,453,988	375,133	543,851	38,879	64,250	1,388,399	32,789	158,235
BMO Large-Cap Value Fund(1)	3,551,516	1,205,388	1,540,930	82,690	95,199	3,393,863	55,471	298,019
BMO Large-Cap Growth Fund(1)	2,116,554	415,851	918,732	273,460	125,101	2,012,234	2,626	113,136

						10,040,259
Mid-Cap Funds — 4.2%
BMO Mid-Cap Growth Fund(1)	1,474,968	309,066	687,958	211,815	88,008	1,395,899	—	86,797
BMO Mid-Cap Value Fund(1)	1,945,785	388,224	595,467	84,567	31,023	1,854,132	18,836	76,419

						3,250,031
Small-Cap Fund — 1.0%
BMO Small-Cap Growth Fund	807,054	221,435	395,186	65,646	78,013	776,962	—	83,410

International Funds — 11.0%
BMO LGM Emerging Markets Equity Fund	2,725,130	814,854	947,636	(3,157)	26,822	2,616,013	21,706	—
BMO Pyrford International Stock Fund(1)	3,618,021	840,220	1,023,779	(47,302)	52,290	3,439,450	91,869	—
BMO Disciplined International Equity Fund	2,595,810	701,804	820,881	(69,412)	34,179	2,441,500	54,771	—

						8,496,963
Fixed Income Funds — 11.6%
BMO High Yield Bond Fund	729,037	188,206	196,861	(13,069)	(13,114)	694,199	38,487	—
BMO TCH Core Plus Bond Fund	8,545,697	2,468,236	2,472,924	(258,155)	(29,595)	8,253,259	231,441	7,927
BMO TCH Emerging Markets Bond Fund*	1,203,232	211,402	1,345,498	(22,689)	(46,447)	—	59,585	—

						8,947,458
Alternative Funds — 6.3%
BMO Alternative Strategies Fund	5,080,327	1,336,401	1,072,157	(459,338)	(25,837)	4,859,396	—	316,628

Short-Term Investment — 0.8%
BMO Institutional Prime Money Market Fund	720,855	21,838,883	21,926,001	—	175	633,912	10,380	—

Totals	$39,932,592	$31,988,938	$35,584,660	$121,221	$546,890	$37,004,981	$672,990	$1,229,075

2025 Fund
Large-Cap Funds — 11.8%
BMO Low Volatility Equity Fund	$662,025	$289,131	$200,175	$68,134	$485	$819,600	$11,817	$17,584
BMO Dividend Income Fund	277,430	134,888	91,901	21,438	2,102	343,957	6,880	30,764
BMO Large-Cap Value Fund(1)	1,025,354	493,504	309,910	55,784	2,542	1,267,274	17,728	87,515
BMO Large-Cap Growth Fund(1)	557,727	251,068	226,795	111,319	9,365	702,684	707	30,455

						3,133,515
Mid-Cap Funds — 5.7%
BMO Mid-Cap Growth Fund(1)	601,374	250,174	234,931	141,728	(2,473)	755,872	—	36,347
BMO Mid-Cap Value Fund(1)	619,875	278,709	174,589	60,277	(19,256)	765,016	6,165	24,857

						1,520,888
Small-Cap Fund — 1.8%
BMO Small-Cap Growth Fund	385,873	201,112	180,978	74,191	7,582	487,780	—	40,418

International Funds — 11.9%
BMO LGM Emerging Markets Equity Fund	936,330	524,225	300,186	(5,895)	815	1,155,289	7,562	—
BMO Pyrford International Stock Fund(1)	1,030,062	513,054	272,883	(2,153)	8	1,268,088	26,380	—
BMO Disciplined International Equity Fund	580,360	297,618	155,865	(18,996)	3,513	706,630	12,441	—

						3,130,007
Fixed Income Funds — 8.3%
BMO High Yield Bond Fund	149,180	87,848	46,817	(4,732)	(1,111)	184,368	8,785	—
BMO TCH Core Plus Bond Fund	1,638,946	1,048,712	605,153	(51,054)	(6,983)	2,024,468	48,824	1,536
BMO TCH Emerging Markets Bond Fund*	234,389	74,493	295,062	(5,886)	(7,934)	—	11,783	—

						2,208,836
Alternative Funds — 5.5%
BMO Alternative Strategies Fund	1,195,363	678,884	283,898	(116,424)	(7,897)	1,466,028	—	75,766

Short-Term Investment — 1.1%
BMO Institutional Prime Money Market Fund	246,901	7,372,532	7,334,947	27	136	284,649	3,781	—

Totals	$10,141,189	$12,495,952	$10,714,090	$327,758	$(19,106)	$12,231,703	$162,853	$345,242

53

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2030 Fund
Large-Cap Funds — 13.1%
BMO Low Volatility Equity Fund	$3,205,702	$799,502	$812,069	$296,964	$11,687	$3,501,786	$54,757	$87,389
BMO Dividend Income Fund	1,300,301	406,900	409,147	76,384	20,002	1,394,440	30,483	145,418
BMO Large-Cap Value Fund(1)	5,097,536	1,431,054	1,311,902	227,507	28,430	5,472,625	83,172	441,870
BMO Large-Cap Growth Fund(1)	2,516,757	675,412	978,256	431,147	73,111	2,718,171	3,186	137,235

						13,087,022
Mid-Cap Funds — 6.4%
BMO Mid-Cap Growth Fund(1)	3,010,833	776,582	1,225,328	611,178	34,241	3,207,506	—	180,032
BMO Mid-Cap Value Fund(1)	2,971,588	786,522	753,658	179,333	(866)	3,182,919	28,980	120,640

						6,390,425
Small-Cap Fund — 2.1%
BMO Small-Cap Growth Fund	1,963,556	683,223	884,399	306,666	63,122	2,132,168	—	204,552

International Funds — 13.0%
BMO LGM Emerging Markets Equity Fund	4,489,577	1,678,632	1,361,442	3,208	13,856	4,823,831	37,072	—
BMO Pyrford International Stock Fund(1)	4,969,772	1,554,858	1,180,659	(353)	(3,584)	5,340,034	130,199	—
BMO Disciplined International Equity Fund	2,689,172	886,222	667,298	(63,876)	10,212	2,854,432	58,535	—

						13,018,297
Fixed Income Funds — 5.6%
BMO High Yield Bond Fund	459,077	181,064	123,610	(10,344)	(7,422)	498,765	25,772	—
BMO TCH Core Plus Bond Fund	4,656,159	1,994,673	1,391,164	(146,825)	(19,936)	5,092,907	133,184	4,463
BMO TCH Emerging Markets Bond Fund*	644,966	168,398	774,689	(13,151)	(25,524)	—	32,892	—

						5,591,672
Alternative Funds — 5.2%
BMO Alternative Strategies Fund	4,793,501	1,875,286	1,015,643	(446,757)	(39,952)	5,166,435	—	307,913

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	1,008,652	21,688,552	21,700,807	(2)	110	996,505	13,865	—

Totals	$43,777,149	$35,586,880	$34,590,071	$1,451,079	$157,487	$46,382,524	$632,097	$1,629,512

2035 Fund
Large-Cap Funds — 14.1%
BMO Low Volatility Equity Fund	$495,147	$169,822	$124,229	$47,700	$810	$589,250	$8,287	$12,787
BMO Dividend Income Fund	195,316	76,452	55,166	13,740	1,970	232,312	4,549	21,056
BMO Large-Cap Value Fund(1)	768,994	311,573	210,217	36,889	6,381	913,620	12,441	63,808
BMO Large-Cap Growth Fund(1)	379,575	129,272	130,460	69,153	8,260	455,800	468	20,149

						2,190,982
Mid-Cap Funds — 7.1%
BMO Mid-Cap Growth Fund(1)	458,679	161,461	172,835	94,294	6,395	547,994	—	26,950
BMO Mid-Cap Value Fund(1)	469,515	182,588	125,630	28,066	1,925	556,464	4,533	18,305

						1,104,458
Small-Cap Fund — 2.3%
BMO Small-Cap Growth Fund	300,849	134,203	132,070	53,299	5,851	362,132	—	30,635

International Funds — 14.3%
BMO LGM Emerging Markets Equity Fund	701,128	356,388	226,552	(4,927)	2,951	828,988	5,505	—
BMO Pyrford International Stock Fund(1)	772,549	319,193	178,024	(2,551)	1,491	912,658	19,234	—
BMO Disciplined International Equity Fund	406,586	179,777	97,666	(16,959)	6,514	478,252	8,473	—

						2,219,898
Fixed Income Funds — 3.4%
BMO High Yield Bond Fund	39,009	23,959	15,189	(1,220)	(187)	46,372	2,179	—
BMO TCH Core Plus Bond Fund	402,590	245,423	156,270	(12,455)	(944)	478,344	12,511	367
BMO TCH Emerging Markets Bond Fund*	52,004	14,454	63,506	(1,831)	(1,121)	—	2,538	—

						524,716
Alternative Funds — 4.6%
BMO Alternative Strategies Fund	599,109	329,691	160,086	(55,587)	(3,550)	709,577	—	36,916

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	58,671	3,784,098	3,683,497	29	89	159,390	2,391	—

Totals	$6,099,721	$6,418,354	$5,531,397	$247,640	$36,835	$7,271,153	$83,109	$230,973

54

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2040 Fund
Large-Cap Funds — 14.7%
BMO Low Volatility Equity Fund	$2,071,223	$686,340	$556,436	$193,526	$18,823	$2,413,476	$36,225	$54,743
BMO Dividend Income Fund	735,126	259,619	214,555	39,874	20,864	840,928	17,654	79,942
BMO Large-Cap Value Fund(1)	3,252,794	1,135,097	849,461	129,022	52,893	3,720,345	54,546	272,766
BMO Large-Cap Growth Fund(1)	1,637,988	499,321	601,004	305,122	40,591	1,882,018	2,034	87,623

						8,856,767
Mid-Cap Funds — 7.1%
BMO Mid-Cap Growth Fund(1)	1,861,764	494,497	659,025	390,613	27,779	2,115,628	—	109,626
BMO Mid-Cap Value Fund(1)	1,897,246	597,400	455,769	112,733	7,796	2,159,406	18,274	74,451

						4,275,034
Small-Cap Fund — 2.4%
BMO Small-Cap Growth Fund	1,268,690	435,249	493,655	216,380	42,865	1,469,529	—	130,008

International Funds — 14.8%
BMO LGM Emerging Markets Equity Fund	2,959,059	1,393,954	964,371	(3,067)	(1,674)	3,383,901	23,638	—
BMO Pyrford International Stock Fund(1)	3,183,635	1,208,773	747,677	(4,485)	(2,498)	3,637,748	80,894	—
BMO Disciplined International Equity Fund	1,685,537	613,983	359,835	(44,448)	4,149	1,899,386	35,579	—

						8,921,035
Fixed Income Funds — 1.9%
BMO High Yield Bond Fund	103,817	51,641	31,042	(1,999)	(2,104)	120,313	5,595	—
BMO TCH Core Plus Bond Fund	880,066	467,927	292,367	(28,321)	(3,521)	1,023,784	28,872	818
BMO TCH Emerging Markets Bond Fund*	156,274	49,498	196,510	(3,203)	(6,059)	—	7,798	—

						1,144,097
Alternative Funds — 4.2%
BMO Alternative Strategies Fund	2,193,574	1,025,426	478,228	(209,807)	(14,463)	2,516,502	—	137,125

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	533,274	11,667,969	11,608,329	—	186	593,100	9,143	—

Totals	$24,420,067	$20,586,694	$18,508,264	$1,091,940	$185,627	$27,776,064	$320,252	$947,102

2045 Fund
Large-Cap Funds — 14.8%
BMO Low Volatility Equity Fund	$314,892	$206,935	$102,744	$33,650	$(281)	$452,452	$5,443	$7,934
BMO Dividend Income Fund	110,360	76,208	38,891	9,602	370	157,649	2,657	11,585
BMO Large-Cap Value Fund(1)	498,822	345,847	166,486	28,537	1,983	708,703	8,343	40,165
BMO Large-Cap Growth Fund(1)	246,732	151,685	99,839	51,486	2,764	352,828	295	12,698

						1,671,632
Mid-Cap Funds — 7.2%
BMO Mid-Cap Growth Fund(1)	287,401	179,895	126,790	65,049	2,398	407,953	—	16,341
BMO Mid-Cap Value Fund(1)	284,690	191,623	90,054	18,949	(381)	404,827	2,754	10,790

						812,780
Small-Cap Fund — 2.5%
BMO Small-Cap Growth Fund	198,946	151,899	107,404	40,710	2,815	286,966	—	19,630

International Funds — 15.1%
BMO LGM Emerging Markets Equity Fund	463,592	387,202	187,868	(5,728)	(540)	656,658	3,546	—
BMO Pyrford International Stock Fund(1)	489,469	371,878	166,741	(2,305)	857	693,158	11,915	—
BMO Disciplined International Equity Fund	253,000	191,929	79,651	(12,735)	3,548	356,091	5,156	—

						1,705,907
Fixed Income Funds — 2.0%
BMO High Yield Bond Fund	15,707	15,599	8,165	(445)	(141)	22,555	922	—
BMO TCH Core Plus Bond Fund	141,038	136,789	69,861	(4,112)	(637)	203,217	4,625	126
BMO TCH Emerging Markets Bond Fund*	15,718	5,356	20,176	(452)	(446)	—	754	—

						225,772
Alternative Funds — 3.5%
BMO Alternative Strategies Fund	275,277	242,795	96,639	(25,614)	(2,679)	393,140	—	16,559

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	78,288	4,431,268	4,402,526	7	189	107,226	1,763	—

Totals	$3,673,932	$7,086,908	$5,763,835	$196,599	$9,819	$5,203,423	$48,173	$135,828

55

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2050 Fund
Large-Cap Funds — 14.8%
BMO Low Volatility Equity Fund	$1,573,932	$541,019	$412,634	$149,461	$11,031	$1,862,809	$27,288	$40,329
BMO Dividend Income Fund	551,643	195,935	144,209	28,574	18,799	650,742	13,279	58,901
BMO Large-Cap Value Fund(1)	2,493,529	870,480	580,676	102,805	42,202	2,928,340	41,682	204,202
BMO Large-Cap Growth Fund(1)	1,233,372	361,409	410,025	231,014	29,962	1,445,732	1,499	64,566

						6,887,623
Mid-Cap Funds — 7.2%
BMO Mid-Cap Growth Fund(1)	1,436,717	380,792	460,440	311,478	13,686	1,682,233	—	83,089
BMO Mid-Cap Value Fund(1)	1,423,085	474,043	314,088	88,429	4,518	1,675,987	13,779	54,852

						3,358,220
Small-Cap Fund — 2.5%
BMO Small-Cap Growth Fund	994,497	380,473	409,916	175,903	29,480	1,170,437	—	99,798

International Funds — 15.2%
BMO LGM Emerging Markets Equity Fund	2,317,358	1,133,877	709,074	(4,310)	(2,167)	2,735,684	18,031	—
BMO Pyrford International Stock Fund(1)	2,446,437	947,324	534,474	(6,161)	2,772	2,855,898	60,587	—
BMO Disciplined International Equity Fund	1,264,588	516,905	279,669	(34,972)	4,509	1,471,361	26,217	—

						7,062,943
Fixed Income Funds — 2.0%
BMO High Yield Bond Fund	78,506	35,470	17,949	(1,922)	(1,142)	92,963	4,602	—
BMO TCH Core Plus Bond Fund	704,940	354,088	197,016	(22,551)	(2,792)	836,669	23,036	638
BMO TCH Emerging Markets Bond Fund*	78,564	23,673	97,663	(1,729)	(2,845)	—	3,838	—

						929,632
Alternative Funds — 3.5%
BMO Alternative Strategies Fund	1,375,925	649,376	259,665	(133,412)	(5,368)	1,626,856	—	84,202

Short-Term Investment — 1.2%
BMO Institutional Prime Money Market Fund	391,301	10,110,628	9,953,660	—	165	548,434	6,956	—

Totals	$18,364,394	$16,975,492	$14,781,158	$882,607	$142,810	$21,584,145	$240,794	$690,577

2055 Fund
Large-Cap Funds — 14.8%
BMO Low Volatility Equity Fund	$284,902	$212,475	$83,089	$35,482	$(84)	$449,686	$5,597	$8,101
BMO Dividend Income Fund	99,854	73,516	26,795	10,175	(64)	156,686	2,726	11,830
BMO Large-Cap Value Fund(1)	451,359	341,214	118,250	30,572	(563)	704,332	8,629	41,013
BMO Large-Cap Growth Fund(1)	223,263	147,324	75,479	55,625	372	351,105	301	12,967

						1,661,809
Mid-Cap Funds — 7.2%
BMO Mid-Cap Growth Fund(1)	260,068	167,303	90,363	68,351	492	405,851	—	16,687
BMO Mid-Cap Value Fund(1)	257,593	194,434	68,125	20,897	(2,071)	402,728	2,597	11,018

						808,579
Small-Cap Fund — 2.5%
BMO Small-Cap Growth Fund	180,023	142,827	82,880	43,392	1,290	284,652	—	20,044

International Funds — 15.0%
BMO LGM Emerging Markets Equity Fund	419,475	381,696	147,186	(3,203)	(1,842)	648,940	3,621	—
BMO Pyrford International Stock Fund(1)	442,839	362,206	114,355	87	(1,813)	688,964	12,167	—
BMO Disciplined International Equity Fund	228,907	188,036	54,091	(8,256)	(971)	353,625	5,265	—

						1,691,529
Fixed Income Funds — 2.0%
BMO High Yield Bond Fund	14,211	13,831	4,980	(529)	(106)	22,427	960	—
BMO TCH Core Plus Bond Fund	127,602	140,234	61,043	(4,217)	(903)	201,673	4,824	128
BMO TCH Emerging Markets Bond Fund*	14,221	7,116	20,400	(808)	(129)	—	774	—

						224,100
Alternative Funds — 3.5%
BMO Alternative Strategies Fund	249,058	239,424	68,677	(25,599)	(3,723)	390,483	—	16,910

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	70,830	4,194,759	4,151,724	11	107	113,983	1,687	—

Totals	$3,324,205	$6,806,395	$5,167,437	$221,980	$(10,008)	$5,175,135	$49,148	$138,698

56

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 6.6%
BMO Low Volatility Equity Fund	$885,177	$213,212	$659,683	$(60,297)	$123,957	$502,366	$10,145	$14,472
BMO Dividend Income Fund	479,141	153,979	397,154	(50,922)	87,409	272,453	7,615	32,704
BMO Large-Cap Value Fund(1)	1,601,147	552,255	1,321,644	(80,684)	188,450	939,524	17,115	84,117
BMO Large-Cap Growth Fund(1)	1,267,061	410,472	1,103,929	4,324	181,244	759,172	989	42,586

						2,473,515
Mid-Cap Funds — 1.0%
BMO Mid-Cap Growth Fund(1)	333,847	93,013	292,549	(20,289)	73,952	187,974	—	12,420
BMO Mid-Cap Value Fund(1)	332,243	90,398	257,648	(46,341)	67,880	186,532	2,829	8,201

						374,506
Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund	385,069	174,123	341,092	(67,036)	122,302	273,366	—	24,826
BMO Small-Cap Value Fund(1)	214,629	116,737	178,033	12,985	13,176	179,494	—	10,074

						452,860
International Funds — 3.4%
BMO LGM Emerging Markets Equity Fund	514,528	271,013	420,001	(52,913)	57,874	370,501	2,558	—
BMO Pyrford International Stock Fund(1)	830,213	187,712	566,919	(87,436)	99,655	463,225	13,087	—
BMO Disciplined International Equity Fund	846,439	256,508	671,090	(52,291)	55,340	434,906	11,168	—

						1,268,632
Fixed Income Funds — 24.6%
BMO TCH Core Plus Bond Fund	17,850,814	2,289,867	10,530,833	(1,078,539)	682,174	9,213,483	355,353	10,296
BMO TCH Emerging Markets Bond Fund*	1,788,501	189,002	1,920,710	(57,431)	638	—	54,737	—

						9,213,483
Alternative Funds — 10.4%
BMO Alternative Strategies Fund	7,741,816	1,196,055	4,626,477	(648,527)	236,204	3,899,071	—	302,031

Short-Term Investment — 0.9%
BMO Institutional Prime Money Market Fund	615,540	15,779,049	16,039,056	22	6	355,561	6,548	—

Totals	$35,686,165	$21,973,395	$39,326,818	$(2,285,375)	$1,990,261	$18,037,628	$482,144	$541,727

Moderate Allocation Fund
Large-Cap Funds — 12.3%
BMO Low Volatility Equity Fund	$2,664,948	$465,651	$1,302,106	$85,488	$118,021	$2,032,002	$41,126	$67,799
BMO Dividend Income Fund	1,446,493	406,051	831,578	(51,160)	136,282	1,106,088	31,041	153,252
BMO Large-Cap Value Fund(1)	4,839,198	1,472,898	2,713,848	47,495	163,474	3,809,217	70,884	394,082
BMO Large-Cap Growth Fund(1)	3,848,515	1,136,379	2,531,137	330,295	315,704	3,099,756	4,570	196,917

						10,047,063
Mid-Cap Funds — 1.9%
BMO Mid-Cap Growth Fund(1)	1,013,569	280,907	697,450	33,091	151,202	781,319	—	57,326
BMO Mid-Cap Value Fund(1)	1,003,944	217,791	513,005	(35,505)	86,933	760,158	9,704	38,385

						1,541,477
Small-Cap Funds — 2.3%
BMO Small-Cap Growth Fund	1,158,671	661,388	878,071	21,431	163,099	1,126,518	—	113,195
BMO Small-Cap Value Fund(1)	649,128	477,416	463,097	65,177	8,887	737,511	—	46,563

						1,864,029
International Funds — 6.4%
BMO LGM Emerging Markets Equity Fund	1,542,955	909,393	939,629	(11,525)	28,557	1,529,751	11,857	—
BMO Pyrford International Stock Fund(1)	2,464,340	500,542	1,079,659	(139,324)	146,096	1,891,995	60,490	—
BMO Disciplined International Equity Fund	2,535,429	789,119	1,537,058	(86,306)	72,034	1,773,218	51,993	—

						5,194,964
Fixed Income Funds — 17.7%
BMO TCH Core Plus Bond Fund	19,722,005	3,908,011	8,484,245	(663,409)	15,610	14,497,972	542,405	17,593
BMO TCH Emerging Markets Bond Fund*	1,973,164	247,226	2,113,207	(50,495)	(56,688)	—	93,651	—

						14,497,972
Alternative Funds — 8.3%
BMO Alternative Strategies Fund	9,318,675	1,705,977	3,399,244	(747,659)	(87,566)	6,790,183	—	558,859

Short-Term Investment — 0.9%
BMO Institutional Prime Money Market Fund	1,030,079	14,566,142	14,820,474	110	32	775,889	15,173	—

Totals	$55,211,113	$27,744,891	$42,303,808	$(1,202,296)	$1,261,677	$40,711,577	$932,894	$1,643,971

57

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 17.8%
BMO Low Volatility Equity Fund	$13,326,064	$1,853,768	$3,885,888	$967,945	$192,049	$12,453,938	$210,608	$345,993
BMO Dividend Income Fund	7,213,194	1,640,635	2,606,678	143,592	347,591	6,738,334	158,454	779,680
BMO Large-Cap Value Fund(1)	24,067,367	6,331,210	8,311,058	766,953	473,315	23,327,787	364,859	2,010,095
BMO Large-Cap Growth Fund(1)	19,073,398	4,451,466	8,131,156	2,618,221	923,051	18,934,980	23,291	1,003,616

						61,455,039
Mid-Cap Funds — 2.7%
BMO Mid-Cap Growth Fund(1)	5,025,977	884,435	2,167,594	489,361	508,040	4,740,219	—	292,344
BMO Mid-Cap Value Fund(1)	5,001,760	4,907,955	5,548,860	65,219	227,109	4,653,183	48,350	195,916

						9,393,402
Small-Cap Funds — 3.3%
BMO Small-Cap Growth Fund	5,759,143	3,235,980	3,245,760	231,186	818,025	6,798,574	—	581,143
BMO Small-Cap Value Fund(1)	3,231,150	2,388,643	1,548,203	381,721	18,600	4,471,911	—	240,193

						11,270,485
International Funds — 9.1%
BMO LGM Emerging Markets Equity Fund	7,746,000	4,584,053	3,121,893	(46,453)	55,360	9,217,067	61,167	—
BMO Pyrford International Stock Fund(1)	12,462,254	2,272,876	3,182,475	(309,470)	327,877	11,571,062	310,932	—
BMO Disciplined International Equity Fund	12,780,966	3,928,220	5,636,663	(285,873)	91,471	10,878,121	266,502	—

						31,666,250
Fixed Income Funds — 10.9%
BMO TCH Core Plus Bond Fund	40,584,040	10,312,135	11,896,483	(1,330,718)	(3,937)	37,665,037	1,180,231	37,053
BMO TCH Emerging Markets Bond Fund*	4,062,873	545,624	4,381,098	(109,223)	(118,176)	—	197,546	—

						37,665,037
Alternative Funds — 6.9%
BMO Alternative Strategies Fund	25,900,196	6,070,301	5,575,319	(2,297,190)	(139,438)	23,958,550	—	1,595,568

Short-Term Investment — 0.9%
BMO Institutional Prime Money Market Fund	3,074,917	55,202,099	55,227,087	542	(740)	3,049,731	54,089	—

Totals	$189,309,299	$108,609,400	$124,466,215	$1,285,813	$3,720,197	$178,458,494	$2,876,029	$7,081,601

Growth Allocation Fund
Large-Cap Funds — 23.5%
BMO Low Volatility Equity Fund	$6,167,311	$1,257,757	$2,095,215	$472,724	$52,797	$5,855,374	$100,175	$165,542
BMO Dividend Income Fund	3,345,242	857,862	1,247,590	79,734	137,584	3,172,832	75,597	374,086
BMO Large-Cap Value Fund(1)	11,205,176	3,020,047	3,825,508	404,023	117,977	10,921,715	173,859	961,084
BMO Large-Cap Growth Fund(1)	8,886,380	2,150,642	3,870,919	1,247,660	399,148	8,812,911	11,304	487,097

						28,762,832
Mid-Cap Funds — 3.6%
BMO Mid-Cap Growth Fund(1)	2,345,710	440,871	1,046,975	253,532	209,784	2,202,922	—	142,054
BMO Mid-Cap Value Fund(1)	2,323,392	427,937	691,827	57,998	68,518	2,186,018	22,730	93,806

						4,388,940
Small-Cap Funds — 4.3%
BMO Small-Cap Growth Fund	2,688,854	1,540,684	1,525,182	241,434	238,356	3,184,146	—	282,588
BMO Small-Cap Value Fund(1)	1,501,140	1,187,015	761,930	178,654	3,484	2,108,363	—	115,222

						5,292,509
International Funds — 12.0%
BMO LGM Emerging Markets Equity Fund	3,590,962	2,350,881	1,608,749	(5,344)	11,523	4,339,273	29,258	—
BMO Pyrford International Stock Fund(1)	5,759,429	1,259,776	1,631,413	(56,699)	53,391	5,384,484	149,359	—
BMO Disciplined International Equity Fund	5,896,903	1,725,937	2,472,673	(128,990)	34,361	5,055,538	128,022	—

						14,779,295
Fixed Income Funds — 4.0%
BMO TCH Core Plus Bond Fund	5,332,581	2,139,774	2,426,358	(158,793)	(29,288)	4,857,916	160,150	5,056
BMO TCH Emerging Markets Bond Fund*	538,729	137,510	644,549	(17,204)	(14,486)	—	27,274	—

						4,857,916
Alternative Funds — 5.6%
BMO Alternative Strategies Fund	7,188,515	2,637,224	2,240,285	(632,393)	(83,422)	6,869,639	—	460,639

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	1,222,859	25,443,096	25,512,347	—	219	1,153,827	19,138	—

Totals	$67,993,183	$46,577,013	$51,601,520	$1,936,336	$1,199,946	$66,104,958	$896,866	$3,087,174

58

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Aggressive Allocation Fund
Large-Cap Funds — 27.7%
BMO Low Volatility Equity Fund	$10,098,441	$2,201,088	$3,074,968	$835,703	$92,338	$10,152,602	$168,012	$271,895
BMO Dividend Income Fund	5,526,761	1,271,604	1,699,759	218,401	168,215	5,485,222	126,564	613,928
BMO Large-Cap Value Fund(1)	18,461,681	4,691,144	5,242,581	706,880	246,424	18,863,548	288,066	1,578,146
BMO Large-Cap Growth Fund(1)	14,572,342	3,171,681	5,266,874	2,273,155	537,551	15,287,855	18,560	799,749

						49,789,227
Mid-Cap Funds — 4.2%
BMO Mid-Cap Growth Fund(1)	3,858,204	585,449	1,412,097	453,956	336,846	3,822,358	—	233,066
BMO Mid-Cap Value Fund(1)	3,838,366	704,271	976,128	140,339	86,199	3,793,047	37,226	153,895

						7,615,405
Small-Cap Funds — 5.1%
BMO Small-Cap Growth Fund	4,435,179	2,500,471	2,249,637	330,738	508,619	5,525,370	—	464,181
BMO Small-Cap Value Fund(1)	2,499,768	2,019,931	1,179,885	305,416	12,691	3,657,921	—	189,729

						9,183,291
International Funds — 14.3%
BMO LGM Emerging Markets Equity Fund	5,908,535	3,967,008	2,361,292	(25,499)	6,053	7,494,805	48,127	—
BMO Pyrford International Stock Fund(1)	9,480,721	2,446,010	2,563,876	(57,022)	51,267	9,357,100	245,325	—
BMO Disciplined International Equity Fund	9,752,897	2,232,571	2,938,299	(212,920)	45,773	8,880,022	210,608	—

						25,731,927
Alternative Funds — 0.5%
BMO Alternative Strategies Fund	2,485,944	498,423	1,912,961	(182,804)	7,795	896,397	—	155,997

Short-Term Investment — 0.9%
BMO Institutional Prime Money Market Fund	444,956	27,595,785	26,440,248	130	307	1,600,930	26,321	—

Totals	$91,363,795	$53,885,436	$57,318,605	$4,786,473	$2,100,078	$94,817,177	$1,168,809	$4,460,586

*	Reflects operations for the period from September 1, 2017, to February 22, 2018 (termination date).
(1)	Effective February 26, 2018, certain underlying affiliated issuers’ Institutional Class of shares were exchanged for Retirement Class R-6 shares.

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of BMO Prime Money Market Fund or BMO Government Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of August 31, 2018.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended August 31, 2018, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
In-Retirement Fund	$4,257	1.864%
2015 Fund	3,353	2.591
2020 Fund	4,391	1.777
2025 Fund	1,647	1.492
2030 Fund	6,549	1.473
2035 Fund	3,603	2.379
2040 Fund	3,287	1.402
2045 Fund	2,590	1.546
2050 Fund	3,851	1.476
2055 Fund	1,357	1.321
Conservative Allocation Fund	12,398	2.318
Moderate Allocation Fund	46,695	1.585
Balanced Allocation Fund	45,141	1.585
Growth Allocation Fund	34,480	1.596
Aggressive Allocation Fund	6,195	1.585

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

59

Notes to Financial Statements (continued)

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at August 31, 2018. The Funds did not utilize the LOC during the year ended August 31, 2018.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2018 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
In-Retirement Fund	$5,091,114	$6,249,753	$—	$—
2015 Fund	1,346,519	2,445,939	—	—
2020 Fund	23,664,551	30,040,765	—	—
2025 Fund	11,885,433	7,825,403	—	—
2030 Fund	33,025,469	31,321,713	—	—
2035 Fund	5,932,878	4,336,560	—	—
2040 Fund	20,008,676	16,401,941	—	—
2045 Fund	5,815,585	3,076,249	—	—
2050 Fund	15,043,950	11,471,062	—	—
2055 Fund	5,695,607	2,343,659	—	—
Conservative Allocation Fund	14,203,887	49,637,232	—	—
Moderate Allocation Fund	31,349,476	60,111,487	—	—
Balanced Allocation Fund	103,469,544	141,851,903	—	—
Growth Allocation Fund	41,147,991	54,603,542	—	—
Aggressive Allocation Fund	48,906,602	59,703,046	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended August 31, 2018. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
In-Retirement Fund	$12,037,037	$1,964,250	$(141,555)	$1,822,695
2015 Fund	2,667,640	171,401	(24,977)	146,424
2020 Fund	58,141,085	19,343,508	(575,635)	18,767,873
2025 Fund	23,924,657	2,706,267	(127,783)	2,578,484

60

BMO Funds

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
2030 Fund	$70,860,011	$29,142,377	$(420,407)	$28,721,970
2035 Fund	13,427,889	2,125,058	(36,323)	2,088,735
2040 Fund	40,371,131	19,805,207	(142,779)	19,662,428
2045 Fund	9,940,531	1,328,710	(18,281)	1,310,429
2050 Fund	33,247,464	13,353,426	(100,810)	13,252,616
2055 Fund	9,856,409	1,343,561	(19,869)	1,323,692
Conservative Allocation Fund	32,489,610	5,124,021	(313,793)	4,810,228
Moderate Allocation Fund	66,515,236	15,689,859	(548,262)	15,141,597
Balanced Allocation Fund	252,780,274	94,009,445	(1,736,966)	92,272,479
Growth Allocation Fund	82,629,711	40,599,872	(287,108)	40,312,764
Aggressive Allocation Fund	107,651,907	71,977,328	(25,410)	71,951,918

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2018 and August 31, 2017, were as follows:

	2018		2017
Fund	Ordinary Income (1)	Long-Term Capital Gains	Ordinary Income (1)	Long-Term Capital Gains
In-Retirement Fund	$376,688	$866,237	$511,590	$925,260
2015 Fund	90,954	5,618	104,541	—
2020 Fund	1,892,064	3,647,079	1,860,077	4,010,380
2025 Fund	553,263	165,945	619,664	574,669
2030 Fund	2,051,535	3,045,885	1,684,830	3,794,697
2035 Fund	414,773	441,198	534,601	940,910
2040 Fund	1,240,302	3,898,660	997,987	2,711,921
2045 Fund	244,424	255,789	271,179	595,869
2050 Fund	990,070	912,623	641,782	1,777,285
2055 Fund	208,481	72,529	122,469	264,738
Conservative Allocation Fund	2,519,961	4,479,258	3,938,319	—
Moderate Allocation Fund	2,959,918	4,208,363	3,317,223	1,671,078
Balanced Allocation Fund	10,019,454	26,938,699	8,980,113	21,697,731
Growth Allocation Fund	3,864,557	5,945,893	2,008,915	5,863,115
Aggressive Allocation Fund	5,593,851	17,406,814	2,739,308	16,714,385

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2018, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
In-Retirement Fund	$230,035	$359,948	$—	$—	$1,822,695
2015 Fund	36,599	118,380	—	—	146,424
2020 Fund	913,852	3,223,437	—	—	18,767,873
2025 Fund	245,668	515,698	—	—	2,578,484
2030 Fund	943,939	2,954,037	—	—	28,721,970
2035 Fund	102,242	390,860	—	—	2,088,735
2040 Fund	461,950	1,599,024	—	—	19,662,428
2045 Fund	54,094	223,191	—	—	1,310,429
2050 Fund	277,954	1,196,823	—	—	13,252,616
2055 Fund	57,937	233,456	—	—	1,323,692
Conservative Allocation Fund	664,011	4,298,103	—	—	4,810,228
Moderate Allocation Fund	1,343,466	5,726,540	—	—	15,141,597
Balanced Allocation Fund	3,731,776	19,819,254	—	—	92,272,479
Growth Allocation Fund	1,008,149	7,982,233	—	—	40,312,764
Aggressive Allocation Fund	1,493,936	13,426,591	—	—	71,951,918

61

Notes to Financial Statements (continued)

9. Shareholder	Tax Information (unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2018, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

In-Retirement Fund	7.46%
2015 Fund	14.56
2020 Fund	20.97
2025 Fund	22.17
2030 Fund	26.85
2035 Fund	26.72
2040 Fund	30.68
2045 Fund	28.09

2050 Fund	31.62%
2055 Fund	29.49
Conservative Allocation Fund	5.10
Moderate Allocation Fund	11.52
Balanced Allocation Fund	17.31
Growth Allocation Fund	24.61
Aggressive Allocation Fund	29.87

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2018, the percentages that are designated as qualified dividend income were as follows:

In-Retirement Fund	18.56%
2015 Fund	29.33
2020 Fund	38.85
2025 Fund	41.47
2030 Fund	48.96
2035 Fund	51.51
2040 Fund	55.24
2045 Fund	52.74

2050 Fund	55.89%
2055 Fund	52.65
Conservative Allocation Fund	9.63
Moderate Allocation Fund	21.22
Balanced Allocation Fund	33.13
Growth Allocation Fund	45.60
Aggressive Allocation Fund	54.64

For Federal tax purposes, the Funds designate long-term capital gain dividends, or the amounts determined to be necessary, for the year ended August 31 2018:

In-Retirement Fund	$866,237
2015 Fund	5,618
2020 Fund	3,647,079
2025 Fund	165,945
2030 Fund	3,045,885
2035 Fund	441,198
2040 Fund	3,898,660
2045 Fund	255,789

2050 Fund	$912,623
2055 Fund	72,529
Conservative Allocation Fund	4,479,258
Moderate Allocation Fund	4,208,363
Balanced Allocation Fund	26,938,699
Growth Allocation Fund	5,945,893
Aggressive Allocation Fund	17,406,814

For Federal tax purposes, the Funds designate qualified short-term capital gain dividends, or the amounts determined to be necessary, for the year ended August 31 2018:

In-Retirement Fund	$21,755
2015 Fund	—
2020 Fund	182,203
2025 Fund	77,688
2030 Fund	291,882
2035 Fund	124,948
2040 Fund	212,555
2045 Fund	84,327

2050 Fund	$216,240
2055 Fund	54,660
Conservative Allocation Fund	637,361
Moderate Allocation Fund	606,763
Balanced Allocation Fund	2,663,462
Growth Allocation Fund	1,243,186
Aggressive Allocation Fund	1,966,834

10.	Recently Issued Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements, which sets forth a methodology for disclosing the fair value hierarchy. Compliance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2019.

In August 2018, the Securities and Exchange Commission released its Final Rules that eliminates or amends disclosure requirements that are redundant or outdated in light of changes in SEC requirements, US GAAP, IFRS or changes in technology or the business environment. The Rules are effective 30 days from publication in the Federal Register.

11.	Subsequent Events

Effective October 18, 2018, the Corporation, on behalf of the respective Funds, terminated the LOC agreement with UMB Bank, n.a. and committed to a $25 million LOC with State Street Bank & Trust Company.

62

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO In-Retirement Fund, BMO Target Retirement 2015 Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2025 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2035 Fund, BMO Target Retirement 2040 Fund, BMO Target Retirement 2045 Fund, BMO Target Retirement 2050 Fund, BMO Target Retirement 2055 Fund, BMO Conservative Allocation Fund, BMO Moderate Allocation Fund, BMO Balanced Allocation Fund, BMO Growth Allocation Fund, BMO Aggressive Allocation Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments as of August 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes to financial statements (collectively, the financial statements), and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2018 by correspondence with custodian and transfer agents or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 26, 2018

63

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of August 31, 2018. The address of each Director is c/o BMO Funds, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. There are currently 43 separate portfolios or funds in the BMO Funds complex, of which 42 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Ridge A. Braunschweig Age: 65	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	43	None
Benjamin M. Cutler Age: 73	Independent Director	Since July 2004	Chairman, USHEALTH Group, Inc. (a health insurance company), since 2004; CEO and President, USHEALTH Group, Inc., from 2004 to 2016; Director, Freedom from Hunger (a non-profit organization), since 2016.	43	None
John A. Lubs Age: 70	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	43	None
Vincent P. Lyles Age: 57	Independent Director	Since September 2017	President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, since 2012.	43	None
James Mitchell Age: 71	Independent Director	Since March 1999	Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992; Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), from 1999 to 2015.	43	None
Barbara J. Pope Age: 70	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse	43	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

64

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser** Age: 61	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	43	None
Daniela O’Leary-Gill** Age: 53	Director	Since August 2018	Chief Operating Officer of BMO Financial Group, since February 1, 2018; Director of the Adviser since June 1, 2018; Head, Communications, Government & Investor Relations 2016-2018; Head, AML Program Oversight 2014-2016; SVP, Personal Banking & Chief CRA Officer 2011-2014.	43	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.
** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the Adviser. Ms. O’Leary-Gill is an “interested person” of the Corporation due to the positions that she holds with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brett Black Age: 46	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, from 2014 to 2017; Senior Compliance Officer of BMO Harris Bank, from 2012 to 2014.
Timothy M. Bonin Age: 45	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.
Michael J. Murphy Age: 39	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

65

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory Agreements

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), met to discuss the advisory agreement of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Funds for an additional year ending August 31, 2019, except for the BMO In-Retirement Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2040 Fund and BMO Target Retirement 2050 Fund, which were approved for an additional year ending August 29, 2019.

At Board meetings held on July 11, 2018 (“July Meeting”) and August 7-8, 2018 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory Agreement. In connection with its consideration of the Advisory Agreement, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, and performance, comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies, and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory Agreement, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates) including information on: (1) the nature, extent, and quality of services provided to each Fund by the Adviser (and its affiliates); (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the expense ratios of each Fund as compared to a group of comparable funds; (4) profitability information for the Adviser; and (5) the Adviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser (and its affiliates) as a result of their relationships with the Funds.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of the Advisory Agreement. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser to the Funds, the Board reviewed information describing the financial strength, experience, resources, and key personnel of the Adviser, including the personnel who provide investment management services to the Funds. The Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the underlying funds; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to each Fund by the Adviser are expected to be satisfactory.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered updated performance information for each Fund relative to its benchmark and, if applicable, its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one- and three-year periods through May 31, 2018, as provided by the Adviser. The Board considered that each Fund ranked in one of the top two quartiles for performance as

66

BMO Funds

compared to its peer group in two out of the three periods reviewed, except for the following Funds: BMO In-Retirement Fund, BMO Target Retirement 2015 Fund, BMO Target Retirement 2045 Fund, BMO Target Retirement 2055 Fund, and each of the BMO Target Risk Funds. The Board took into consideration that each Fund has a limited performance history.

With respect to the BMO In-Retirement Fund, BMO Target Retirement 2015 Fund, BMO Target Retirement 2045 Fund and BMO Target Retirement 2055 Fund, the Board noted that the BMO In-Retirement Fund ranked in the third or fourth quartile for performance as compared to its peer group for the year-to-date, one-year and three-year periods, and each of the other Funds ranked in the second or third quartile for each period presented. The Board noted the Adviser’s explanation for the underperformance of the Funds over applicable periods.

With respect to the BMO Target Risk Funds, the Board considered that each of the Funds ranked in the third or fourth quartile for performance as compared to its peer group for the year-to-date, one-year and three-year periods. The Board took into consideration that certain classes of each Fund are rated three stars by Morningstar and also noted portfolio management changes to the Funds in 2017. The Board also considered the Adviser’s explanation for the recent underperformance of the Funds.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser

The Board considered the fees payable by each Fund under the Advisory Agreement, noting that the Funds do not pay a management fee to the Adviser. The Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Lipper peer group (“Lipper peers”). The Board considered that each Target Date Fund’s net expense ratio was equal to or higher than the median of its Lipper peers and that, with the exception of certain Class Y shares, each Target Risk Fund’s net expense ratio was lower than or within a basis point of the median of its Lipper peers. The Board considered that the net expense ratios included the fees and expenses of the underlying funds in which the Funds invest. The Board also gave consideration to the fact that the Funds were still relatively new and, with the exception of the BMO Balanced Fund, relatively small in size and, therefore, economies of scale with respect to other expenses may not have been realized.

The Board also considered that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Board acknowledged, that the Adviser would not have a profit with respect to these Funds because the Funds do not pay management fees to the Adviser.

Economies of Scale

The Board did not consider the extent to which economies of scale would be realized as the Funds grow because the Funds do not pay management fees to the Adviser.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees and custody fees. The Board noted that the Adviser may potentially benefit from its relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the continuation of the Advisory Agreement is in the best interests of each Fund.

67

NOTES

68

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2018 BMO Financial Corp. (9/18)

Item 2.  Code of Ethics.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

Item 3.  Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has four audit committee financial experts serving on its audit committee, each of whom is “independent” within the meaning of Form N-CSR: Ridge A. Braunschweig, Barbara J. Pope, John A. Lubs, and Benjamin M. Cutler. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

The aggregate fees for professional services by KPMG LLP during the fiscal year 2018 and 2017 were as follows:

(a)	Audit Fees for Registrant.

Fiscal year ended August 31, 2018	$631,150
Fiscal year ended August 31, 2017	$650,555

(b)

Audit-Related Fees for Registrant. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees”. These fees include amounts related to Form N-17f-2 filings.

Fiscal year ended August 31, 2018	$16,500
Fiscal year ended August 31, 2017	$76,755

(c)

Tax Fees for Registrant. These are fees for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. These fees include federal, excise and state tax reviews; performed by KPMG LLP.

Fiscal year ended August 31, 2018	$169,840
Fiscal year ended August 31, 2017	$170,210

(d)	All Other Fees.

Fiscal year ended August 31, 2018	None
Fiscal year ended August 31, 2017	None

(e)	Audit Committee’s pre-approval policies and procedures.

(1)

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None.

(g)

During the last two fiscal years, other non-audit services rendered by the Registrant’s independent auditors to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant included the following:

Statement on Standards for Attestation Engagements No. 16 (SSAE No. 16) examinations for BMO Harris Bank N.A.

Fiscal year ended August 31, 2018	$220,000
Fiscal year ended August 31, 2017	$220,000

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 97.3%

Alabama — 7.1%
Albertville Municipal Utilities Board - Water System, AGM:
2.000%, 8/15/2019	$735,000	$735,610
2.000%, 8/15/2020	355,000	355,000
Black Belt Energy Gas District, 2.295%, 12/1/2048, Call 9/1/2023 (7)	4,500,000	4,500,000
Chatom Industrial Development Board, 1.650%, 8/1/2037, Call 2/1/2019 (7)	4,800,000	4,797,456
City of Brundidge Utility Revenue, AGM, 2.000%, 12/1/2018	385,000	385,185
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,034,200
Eutaw Industrial Development Board, 1.600%, 6/1/2028, Call 9/19/2018 (7)	300,000	300,000
Health Care Authority for Baptist Health, 2.130%, 11/1/2042 (7)	11,125,000	11,125,000
Industrial Development Board of the City of Mobile, 1.550%, 6/1/2034, Call 9/19/2018 (7)	1,500,000	1,500,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,389
Southeast Alabama Gas Supply District, 2.282%, 4/1/2049, Call 1/1/2024 (7)	5,000,000	4,995,900
Tender Option Bond Trust Receipts/Certificates:
1.660%, 5/1/2026 (5) (7)	3,000,000	3,000,000
1.660%, 7/1/2026 (5) (7)	4,500,000	4,500,000
1.710%, 10/5/2020 (5) (7)	5,000,000	5,000,000

		42,388,740

Arizona — 0.7%
Arizona Health Facilities Authority:
3.410%, 2/1/2048, Call 8/9/2019 (7)	3,250,000	3,289,422
3.410%, 2/1/2048, Call 8/9/2019 (7)	750,000	759,098

		4,048,520

Arkansas — 2.2%
Arkansas Development Finance Authority:
2.110%, 9/1/2044, Call 9/4/2018 (7)	7,000,000	7,000,000
2.660%, 9/1/2044, Call 3/1/2019 (7)	3,000,000	3,006,360
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	195,000	194,536
Little Rock School District, SAW, 3.000%, 2/1/2019	3,000,000	3,016,380

		13,217,276

California — 3.1%
Bay Area Toll Authority:
1.875%, 4/1/2047, Call 10/1/2018 (7)	525,000	525,179
2.660%, 4/1/2045, Call 10/1/2023 (7)	1,750,000	1,807,155
California Health Facilities Financing Authority, NATL-RE, 2.756%, 7/1/2022, Call 9/19/2018 (7) (8)	500,000	486,025
California Municipal Finance Authority, 1.650%, 9/1/2021 (7)	1,500,000	1,499,895
Northern California Gas Authority No. 1, 2.196%, 7/1/2019 (7)	3,935,000	3,936,023
Palomar Health:
4.000%, 11/1/2018	125,000	125,321
4.000%, 11/1/2019	505,000	513,969
Rib Floater Trust Various States, 1.710%, 8/15/2051 (5) (7)	3,000,000	3,000,000
State of California:
1.850%, 12/1/2028, Call 12/1/2019 (7)	750,000	750,720
2.287%, 12/1/2029, Call 10/1/2018 (7)	950,000	950,380
Tender Option Bond Trust Receipts/Certificates, 1.710%, 8/1/2024 (5) (7)	4,760,000	4,760,000

		18,354,667

Colorado — 1.6%
City & County of Denver Airport System Revenue, AGC, 1.900%, 11/15/2025, Call 9/19/2018 (7) (8)	525,000	525,000
Colorado Health Facilities Authority:

2.200%, 7/1/2034, Call 7/1/2019 (5) (7)	4,300,000	4,300,000
5.000%, 6/1/2019	450,000	459,135
Colorado School of Mines, 1.895%, 2/1/2023, Call 8/1/2022 (7)	1,200,000	1,199,700
E-470 Public Highway Authority, 2.291%, 9/1/2039, Call 3/1/2019 (7)	3,445,000	3,453,888

		9,937,723
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	422,464

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 10/1/2018	360,000	360,846
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,658,300

		3,019,146
Florida — 6.0%
Citizens Property Insurance Corp.:
5.000%, 6/1/2019	2,640,000	2,701,274
5.000%, 6/1/2020	3,870,000	4,079,599
City of Cape Coral Water & Sewer Revenue, AGM, 1.400%, 9/1/2018	645,000	645,000
City of Jacksonville, 1.590%, 5/1/2029, Call 9/19/2018 (7)	2,100,000	2,100,000
City of Orlando, AGM:
3.000%, 11/1/2019	850,000	861,994
4.000%, 11/1/2018	650,000	652,360
County of Escambia, 1.550%, 4/1/2039, Call 9/19/2018 (7)	1,000,000	1,000,000
County of Martin, 1.540%, 7/15/2022, Call 9/19/2018 (7)	1,900,000	1,900,000
Escambia County Health Facilities Authority, AGC, 1.650%, 11/15/2029, Call 9/4/2018 (7)	3,080,000	3,080,000
Florida Municipal Power Agency, AMBAC:
2.730%, 10/1/2021 (7) (8)	325,000	325,000
2.765%, 10/1/2021, Call 9/6/2018 (7) (8)	250,000	250,000
JEA Electric System Revenue, 5.000%, 10/1/2018	600,000	601,446
Manatee County School District, AGM, 4.000%, 10/1/2018	670,000	671,139
North Broward Hospital District:
5.000%, 1/1/2019	630,000	635,790
5.000%, 1/1/2020	875,000	907,077
Palm Beach County School District, 5.000%, 8/1/2019	1,600,000	1,647,664
RBC Municipal Products, Inc. Trust, 1.760%, 3/1/2026 (5) (7)	5,000,000	5,000,000
Sarasota County Health Facilities Authority, 4.000%, 1/1/2019	500,000	502,870

School Board of Miami-Dade County, FGIC, 1.790%, 5/1/2037, Call 9/1/2018 (5) (7)	8,000,000	8,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019	620,000	630,918

		36,192,131
Georgia — 4.0%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 6/1/2019	3,000,000	2,987,760
City of Atlanta Water & Wastewater Revenue, 2.891%, 11/1/2038, Call 10/1/2018 (7)	2,750,000	2,751,815
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,792,962
Main Street Natural Gas, Inc.:
2.130%, 8/1/2048, Call 9/1/2023 (7)	5,000,000	4,992,400
2.225%, 8/1/2048, Call 9/1/2023 (7)	5,000,000	4,982,500
Morgan County Hospital Authority, 2.750%, 9/1/2019, Call 3/1/2019	3,750,000	3,760,200
Peach County Development Authority, 1.200%, 10/1/2018, Call 9/21/2018	1,000,000	999,590
Waleska Downtown Development Authority, 2.000%, 8/1/2019, Call 2/1/2019	1,690,000	1,687,871

		23,955,098
Guam — 0.0%
Territory of Guam, 5.000%, 12/1/2018	250,000	251,743

Hawaii — 0.5%
City & County of Honolulu, 1.860%, 9/1/2023, Call 9/17/2018 (7)	2,800,000	2,797,060

Idaho — 0.7%
Idaho Housing & Finance Association, 1.740%, 1/1/2038, Call 9/4/2018 (7)	4,015,000	4,015,000

Illinois — 6.9%
City of Chicago Waterworks Revenue:
5.000%, 11/1/2018	1,000,000	1,005,070

5.000%, 11/1/2018	1,155,000	1,160,856
5.000%, 11/1/2019	250,000	258,518
City of Chicago Waterworks Revenue, AGM, 4.250%, 11/1/2018	150,000	150,539
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 9/10/2018 (5) (7) (9)	3,750,000	3,750,000
County of Cook, 5.000%, 11/15/2018	1,300,000	1,308,255
County of Peoria, 1.760%, 12/15/2018 (5) (7)	3,250,000	3,250,000
Illinois Educational Facilities Authority, 1.800%, 7/1/2036 (7)	2,000,000	1,998,580
Illinois Finance Authority:
3.000%, 12/1/2018	125,000	125,200
3.000%, 12/1/2019	200,000	201,110
4.000%, 11/15/2018	200,000	200,848
5.000%, 11/15/2018	350,000	352,117
5.000%, 11/15/2019	605,000	626,520
5.000%, 11/15/2019	250,000	259,072
Illinois State University, 5.000%, 4/1/2020	200,000	206,968
Kankakee River Metropolitan Agency, AGM, 3.000%, 5/1/2019	300,000	301,392
Lake County Forest Preserve District, 2.048%, 12/15/2020 (7)	370,000	370,240
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	503,620
Ogle Lee & De Kalb Counties Township High School District No. 212 Rochelle, 4.000%, 12/1/2018	925,000	930,134
Rib Floater Trust Various States, 1.740%, 8/15/2030, Call 10/1/2018 (5) (7)	5,000,000	5,000,000
State of Illinois:
5.000%, 10/1/2021 (9)	1,500,000	1,577,925
5.000%, 2/1/2022	6,040,000	6,346,107
Tender Option Bond Trust Receipts/Certificates:
1.710%, 6/15/2020 (5) (7)	2,000,000	2,000,000
1.710%, 6/15/2031, Call 6/15/2026 (5) (7)	4,355,000	4,355,000
1.710%, 1/1/2035, Call 1/1/2026 (5) (7)	2,605,000	2,605,000
Town of Normal, 4.000%, 6/1/2019	230,000	233,896
Village of Bolingbrook:
4.000%, 3/1/2019	1,700,000	1,716,626
4.000%, 3/1/2020	345,000	354,608
Village of Rantoul, AGM, 2.000%, 1/1/2019	150,000	149,996

		41,298,197
Indiana — 2.4%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.780%, 7/1/2047, Call 9/19/2018 (7)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.830%, 10/15/2019 (5) (7)	8,500,000	8,500,000

		14,500,000
Iowa — 1.5%
Iowa Finance Authority, 2.135%, 2/15/2035 (5) (7)	3,700,000	3,700,037
Iowa Finance Authority, GNMA/FNMA/FHLMC, 1.860%, 7/1/2047, Call 11/2/2020 (7)	1,500,000	1,502,940
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 10/1/2018	3,500,000	3,500,105

People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 10/1/2018	405,000	404,154
Xenia Rural Water District, 2.000%, 12/1/2018	225,000	225,101

		9,332,337
Kansas — 0.1%
State of Kansas Department of Transportation, 1.757%, 9/1/2021 (7)	400,000	400,348

Kentucky — 1.8%
Kentucky Rural Water Finance Corp., 3.000%, 11/1/2018	3,000,000	3,006,210
Kentucky State Property & Building Commission, NATL-RE, 5.000%, 8/1/2019	2,500,000	2,569,450
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020	530,000	545,948
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/1/2033 (7)	1,000,000	994,990
1.250%, 6/1/2033 (7)	1,000,000	994,990
Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 10/1/2018	2,500,000	2,501,550

		10,613,138
Louisiana — 1.9%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	410,000	390,312
Louisiana Public Facilities Authority:

1.780%, 7/1/2021, Call 9/6/2018 (7)	885,000	885,000
2.210%, 9/1/2057, Call 3/1/2023 (7)	5,000,000	5,002,100
4.000%, 5/15/2019	225,000	228,224
Parish of St. James, 1.730%, 11/1/2040, Call 9/19/2018 (7)	5,000,000	5,000,000

		11,505,636
Maine — 0.0%
City of Portland General Airport Revenue, 5.000%, 1/1/2019	305,000	308,132

Maryland — 1.4%
City of Baltimore:
3.000%, 9/1/2018	250,000	250,000
4.000%, 9/1/2019	350,000	356,853
Maryland Industrial Development Financing Authority, 1.720%, 3/1/2030, Call 9/19/2018 (7)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 1.760%, 1/1/2025 (5) (7)	3,000,000	3,000,000

		8,606,853
Massachusetts — 0.2%
Commonwealth of Massachusetts, 2.030%, 11/1/2018, Call 10/1/2018 (7)	750,000	750,030
Massachusetts Development Finance Agency, 2.040%, 7/1/2050, Call 8/1/2019 (7)	500,000	500,670

		1,250,700
Michigan — 1.1%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,262,356
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 10/1/2018	100,000	100,305
Michigan Finance Authority:
1.930%, 12/1/2039, Call 6/1/2020 (7)	200,000	200,840
5.000%, 11/15/2018	500,000	503,085
5.000%, 11/15/2019	400,000	414,516
Michigan State Hospital Finance Authority, 1.500%, 11/1/2027 (7)	850,000	842,418
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 10/1/2018	785,000	786,248
4.000%, 5/1/2021, Call 10/1/2018	600,000	600,918
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 1.660%, 5/1/2026 (5) (7)	2,000,000	2,000,000
White Cloud Public Schools, Q-SBLF, 4.000%, 5/1/2019	175,000	177,484

		6,888,170
Minnesota — 0.5%
Housing & Redevelopment Authority of the City of St. Paul:
2.000%, 11/15/2018	805,000	805,547
3.000%, 11/15/2019	600,000	608,748
Minnesota Rural Water Finance Authority, Inc., 1.050%, 3/1/2019	1,350,000	1,343,291

		2,757,586
Mississippi — 1.2%
Mississippi Business Finance Corp., 1.560%, 12/1/2030, Call 9/4/2018 (7)	700,000	700,000
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,635,788
Mississippi Hospital Equipment & Facilities Authority, 2.125%, 9/1/2022 (7)	925,000	924,473
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 12/1/2018	1,000,000	998,540

		7,258,801
Missouri — 1.4%
Cape Girardeau County Industrial Development Authority, 5.000%, 3/1/2019	220,000	222,924
City of St. Louis, 3.000%, 5/30/2019	5,000,000	5,036,400
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	200,000	203,660
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.538%, 12/1/2022, Call 9/19/2018 (7) (8)	1,750,000	1,750,000
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018	1,000,000	1,000,000

		8,212,984
Nevada — 0.1%
City of Carson City, 5.000%, 9/1/2019	345,000	354,877

New Jersey — 7.2%
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,020,520
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	5,500,000	5,501,485
New Jersey Economic Development Authority:

1.850%, 11/1/2040, Call 9/19/2018 (7)	4,600,000	4,600,000
1.850%, 11/1/2040, Call 9/19/2018 (7)	5,665,000	5,665,000
1.910%, 11/1/2031, Call 9/19/2018 (7)	4,995,000	4,995,000
New Jersey Health Care Facilities Financing Authority:
1.840%, 7/1/2028, Call 9/5/2018 (7)	300,000	300,000
1.850%, 7/1/2038, Call 9/19/2018 (7)	3,175,000	3,175,000
New Jersey Transportation Trust Fund Authority:
2.560%, 6/15/2034, Call 6/15/2019 (7)	5,000,000	5,004,100
4.000%, 6/15/2019	500,000	508,095
4.000%, 6/15/2020	200,000	206,840
5.000%, 6/15/2019	4,500,000	4,607,415
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	252,570
New Jersey Turnpike Authority:
1.797%, 1/1/2021 (7)	1,750,000	1,752,380
1.937%, 1/1/2022 (7)	750,000	752,647
Tender Option Bond Trust Receipts/Certificates, 1.710%, 7/1/2025 (5) (7)	2,175,000	2,175,000
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,521,104

		43,037,156
New Mexico — 1.4%
County of Bernalillo, 1.400%, 3/1/2020 (7)	2,875,000	2,869,422
New Mexico Municipal Energy Acquisition Authority, 2.145%, 11/1/2039, Call 2/1/2019 (7)	5,500,000	5,505,830

		8,375,252
New York — 10.4%
Albany Industrial Development Agency, 1.780%, 7/1/2032, Call 9/6/2018 (7)	1,175,000	1,175,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2031 (7)	775,000	774,736
City of New York, 1.560%, 8/1/2035, Call 9/19/2018 (7)	6,300,000	6,300,000
City of New York, AGC, 1.590%, 10/1/2021, Call 9/4/2018 (7) (8)	100,000	100,000
Long Island Power Authority, 2.107%, 5/1/2033, Call 10/1/2018 (7)	1,600,000	1,600,272
Metropolitan Transportation Authority:
1.945%, 11/1/2030 (7)	3,000,000	3,001,530
2.010%, 11/15/2044 (7)	3,000,000	2,995,350
2.095%, 11/1/2031 (7)	3,500,000	3,510,395
2.140%, 11/15/2041 (7)	500,000	500,660
5.000%, 11/15/2030, Call 11/15/2019 (7)	600,000	622,212
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.520%, 8/1/2022, Call 9/19/2018 (7)	4,320,000	4,320,000
1.520%, 8/1/2023, Call 9/19/2018 (7)	6,550,000	6,550,000
1.560%, 11/1/2029, Call 9/19/2018 (7)	3,700,000	3,700,000
1.560%, 5/1/2034, Call 9/19/2018 (7)	3,800,000	3,800,000
New York City Water & Sewer System:
1.570%, 6/15/2039, Call 9/19/2018 (7)	250,000	250,000
1.580%, 6/15/2039, Call 9/19/2018 (7)	1,550,000	1,550,000
New York State Dormitory Authority, 4.000%, 12/1/2018 (5)	1,000,000	1,004,030
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.860%, 5/1/2047, Call 9/19/2018 (5) (7)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 1.530%, 3/1/2022, Call 9/19/2018 (5) (7)	6,000,000	6,000,000
South Glens Falls Central School District, SAW, 3.000%, 7/26/2019	4,500,000	4,540,455
Triborough Bridge & Tunnel Authority, 2.095%, 1/1/2032 (7)	4,935,000	4,982,376

		62,277,016
North Carolina — 0.2%
North Carolina Medical Care Commission, 1.880%, 6/1/2029, Call 6/1/2020 (5) (7)	1,000,000	1,000,000

North Dakota — 0.2%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	597,983
City of Williston, AGM, 2.650%, 11/1/2020, Call 10/1/2018	655,000	655,458

		1,253,441
Ohio — 9.1%
City of Akron, 3.000%, 12/12/2018	4,000,000	4,012,840
City of Avon, 3.000%, 9/5/2019 (9)	1,250,000	1,263,313
City of Fairborn, 2.250%, 3/21/2019	2,887,000	2,893,553
City of Grove City, 2.500%, 3/7/2019	4,000,000	4,011,680
City of Lakewood, 2.500%, 3/28/2019	4,000,000	4,013,880
City of Seven Hills, 2.875%, 4/10/2019	750,000	753,128

County of Belmont, 3.000%, 8/29/2019	3,800,000	3,831,350
County of Richland, 3.250%, 2/1/2019	695,000	698,419
County of Trumbull:
2.000%, 8/29/2019	2,800,000	2,795,100
3.125%, 8/29/2019	2,000,000	2,018,720
Dublin City School District, 2.500%, 4/18/2019	4,500,000	4,514,625
FHLMC Multifamily VRD Certificates, 1.860%, 9/15/2033 (7)	3,490,000	3,490,000
Lancaster Port Authority, 2.115%, 5/1/2038, Call 2/1/2019 (7)	5,000,000	5,004,700
Ohio Higher Educational Facility Commission:
2.250%, 9/1/2033, Call 9/1/2018 (7)	460,000	460,000
5.000%, 12/1/2018	500,000	504,070
Rib Floater Trust Various States, 1.810%, 11/15/2048, Call 10/1/2018 (5) (7)	4,000,000	4,000,000
State of Ohio, 1.450%, 11/1/2035 (7)	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates, 1.710%, 8/1/2024 (5) (7)	5,580,000	5,580,000
Village of Orange, 3.000%, 8/29/2019	2,500,000	2,521,100

		54,366,478
Oklahoma — 0.2%
Oklahoma County Finance Authority, 5.000%, 10/1/2019	510,000	527,355
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,002,510

		1,529,865
Oregon — 0.7%
County of Gilliam, 1.500%, 10/1/2018	1,000,000	999,620
Port of Morrow, 1.600%, 2/1/2027, Call 9/19/2018 (7)	3,210,000	3,210,000

		4,209,620
Pennsylvania — 4.5%
Allentown City School District, SAW, 2.200%, 1/2/2019, Call 10/2/2018	1,500,000	1,499,220
Bethlehem Area School District, SAW, 1.932%, 7/1/2031, Call 11/2/2020 (7)	2,995,000	2,996,138
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,048,530
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 10/1/2018	1,850,000	1,846,947
Manheim Township School District, 1.885%, 5/1/2025, Call 5/1/2021 (7)	2,000,000	2,015,240
Montgomery County Higher Education & Health Authority:
1.820%, 9/1/2050, Call 9/4/2018 (7)	3,000,000	3,000,000
2.280%, 9/1/2051, Call 9/1/2019 (7)	2,500,000	2,500,025
Montgomery County Industrial Development Authority, AGC, 1.650%, 11/15/2029, Call 9/1/2018 (7)	1,500,000	1,500,000
North Penn Water Authority, 1.895%, 11/1/2024, Call 5/1/2019 (7)	2,000,000	2,000,240
Northampton County General Purpose Authority, 2.497%, 8/15/2048, Call 2/15/2023 (7)	1,000,000	1,002,750
Old Forge School District, BAM SAW, 2.000%, 5/1/2019	500,000	500,090
Pennsylvania Economic Development Financing Authority, 2.125%, 11/1/2021 (7)	3,000,000	2,998,320
Pennsylvania Turnpike Commission:
2.440%, 12/1/2020, Call 6/1/2020 (7)	1,800,000	1,816,686
2.710%, 12/1/2019, Call 6/1/2019 (7)	2,225,000	2,243,935

		26,968,121
South Carolina — 1.5%
Lexington County Health Services District, Inc., 5.000%, 11/1/2019	250,000	258,840
Patriots Energy Group Financing Agency, 2.243%, 10/1/2048, Call 11/1/2023 (7)	6,000,000	6,000,000
South Carolina Jobs-Economic Development Authority, 2.250%, 5/1/2019, Call 11/1/2018 (5)	3,000,000	2,988,540

		9,247,380
Tennessee — 1.0%
County of Monroe, 1.200%, 6/15/2019, Call 12/15/2018	1,250,000	1,245,262
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 1.875%, 7/1/2021 (7)	1,400,000	1,398,110
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2046, Call 9/6/2018 (5) (7)	3,100,000	3,100,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	60,000	60,228

		5,803,600
Texas — 7.9%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2019	400,000	403,752
Bexar County Health Facilities Development Corp.:
5.000%, 7/15/2019	125,000	127,880
5.000%, 7/15/2020	175,000	182,870

City of Lewisville, AGM, 4.000%, 9/1/2018	340,000	340,000
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,009,820
Deer Park Independent School District, PSF, 3.000%, 10/1/2042 (7)	2,000,000	2,024,920
Denton County Fresh Water Supply District No. 7, AGM, 2.000%, 2/15/2019	240,000	240,295
Georgetown Independent School District, 2.500%, 8/1/2034 (7)	1,500,000	1,509,240
Goose Creek Consolidated Independent School District, PSF, 1.180%, 2/15/2035 (7)	1,800,000	1,789,416
Harris County Municipal Utility District No. 371,BAM:
2.000%, 9/1/2018	290,000	290,000
2.000%, 9/1/2019	295,000	295,230
Irving Hospital Authority, 2.660%, 10/15/2044, Call 4/15/2023 (7)	1,000,000	1,002,500
Midlothian Independent School District, PSF, 2.500%, 8/1/2052 (7)	1,500,000	1,514,505
Northside Independent School District, PSF:
2.000%, 8/1/2044 (7)	4,000,000	4,006,400
2.125%, 8/1/2040, Call 2/1/2019 (7)	1,850,000	1,851,868
Rib Floater Trust Various States:
1.740%, 6/1/2032, Call 4/1/2020 (5) (7)	6,000,000	6,000,000
1.740%, 11/1/2042, Call 11/1/2020 (5) (7)	5,000,000	5,000,000
Spring Branch Independent School District, PSF, 3.000%, 6/15/2041 (7)	4,000,000	4,036,920
Tarrant County Cultural Education Facilities Finance Corp., 2.500%, 12/1/2018, Call 9/21/2018	975,000	975,205
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2021 (5) (7)	11,000,000	11,000,000
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	122,147
Travis County Health Facilities Development Corp., 5.250%, 1/1/2047, Call 1/1/2020 (7)	3,400,000	3,588,632

		47,311,600
Utah — 0.4%
Tender Option Bond Trust Receipts/Certificates, 1.740%, 1/1/2025 (5) (7)	2,500,000	2,500,000

Virginia — 1.6%
Newport News Redevelopment & Housing Authority, FHA/GNMA, 1.200%, 4/1/2019	3,500,000	3,487,295
Peninsula Ports Authority, 1.550%, 10/1/2033 (7)	1,000,000	997,990
Tender Option Bond Trust Receipts/Certificates, 1.710%, 1/1/2025 (5) (7)	5,400,000	5,400,000

		9,885,285
Washington — 2.0%
City of Bellingham Water & Sewer Revenue, 1.760%, 8/1/2019 (5) (7)	500,000	500,000
County of Skagit, 2.000%, 12/1/2018	485,000	485,543
Tender Option Bond Trust Receipts/Certificates:
1.710%, 6/15/2033, Call 6/1/2019 (5) (7)	5,050,000	5,050,000
1.730%, 1/1/2035 (5) (7)	5,000,000	5,000,000
Washington Health Care Facilities Authority, 2.490%, 1/1/2042, Call 1/1/2022 (7)	450,000	455,549
WBRP 3.2, 5.000%, 1/1/2019	500,000	505,560

		11,996,652
West Virginia — 0.9%
West Virginia Hospital Finance Authority:
1.840%, 6/1/2033, Call 9/4/2018 (7)	5,000,000	5,000,000
5.000%, 1/1/2020 (9)	300,000	311,667
5.000%, 1/1/2021 (9)	360,000	383,170

		5,694,837
Wisconsin — 1.1%
Chippewa Falls Area Unified School District, 3.000%, 1/10/2019, Call 10/10/2018	1,225,000	1,226,752
County of Langlade, 2.000%, 10/1/2018	100,000	100,040
Hilbert School District, 2.100%, 4/1/2019, Call 10/1/2018	1,580,000	1,580,190
Public Finance Authority:
2.300%, 10/1/2019, Call 4/1/2019	1,500,000	1,494,255
5.000%, 11/15/2018	565,000	568,898
5.000%, 11/15/2019	440,000	457,301
Wisconsin Health & Educational Facilities Authority:
1.910%, 8/15/2054, Call 1/28/2021 (7)	500,000	500,120

5.000%, 2/15/2019	455,000	461,511

		6,389,067

Total Municipals (identified cost $583,645,965)		583,732,697

Short-Term Investments — 3.7%

Mutual Funds — 0.0%
BMO Government Money Market Fund — Premier Class, 1.773% (4)	159,901	159,901

Short-Term Municipals — 3.7%

Florida — 0.4%
City of Jacksonville, 0.010%, 10/9/2018	2,500,000	2,500,000

Illinois — 0.1%
Kendall Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2018	360,000	360,349

Indiana — 0.5%
Union Township School Corp., 2.500%, 12/31/2018	2,900,000	2,904,495

Kentucky — 0.3%
Louisville/Jefferson County Metropolitan Government, 1.550%, 9/7/2018	2,000,000	2,000,000

Massachusetts — 0.4%
City of Pittsfield, 2.500%, 2/1/2019	2,264,752	2,270,957

Nevada — 0.1%
City of Carson City, 5.000%, 9/1/2018	460,000	460,000

New York — 0.1%
County of Nassau, 3.000%, 9/18/2018	500,000	500,280

Ohio — 0.4%
Township of Union, 2.000%, 9/6/2018	2,350,000	2,350,024

Oregon — 0.3%
State of Oregon, 5.000%, 9/28/2018	2,000,000	2,004,440

South Carolina — 0.1%
Lexington County Health Services District, Inc., 5.000%, 11/1/2018	500,000	502,560

Texas — 0.8%
City of Dallas, 1.300%, 9/26/2018	5,000,000	5,000,000

Wisconsin — 0.2%
Two Rivers Public School District, 1.500%, 9/28/2018	1,470,000	1,469,824

Total Short-Term Municipals		22,322,929

Total Short-Term Investments (identified cost $22,491,574)		22,482,830

Total Investments — 101.0% (identified cost $606,137,539)		606,215,527

Other Assets and Liabilities — (1.0)%		(6,112,050)

Total Net Assets — 100.0%		$600,103,477

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2018 these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$ 147,017,607	24.50%

(7)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2018. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(8)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(9)	Purchased on a when-issued or delayed delivery basis.

Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 100.6%

Alabama — 3.8%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,000,000
Black Belt Energy Gas District:
2.295%, 12/1/2048, Call 9/1/2023 (7)	1,000,000	1,000,000
4.000%, 7/1/2046, Call 3/1/2021 (7)	1,000,000	1,045,390
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,083,410
Health Care Authority for Baptist Health, 2.130%, 11/1/2042 (7)	595,000	595,000
Industrial Development Board of the City of Mobile, 1.680%, 6/1/2034, Call 9/19/2018 (7)	1,000,000	1,000,000
Southeast Alabama Gas Supply District, 2.282%, 4/1/2049, Call 1/1/2024 (7)	1,000,000	999,180
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	212,010
5.000%, 8/1/2021	175,000	189,952

		7,124,942
Alaska — 0.8%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,013,200
City of Valdez, 5.000%, 1/1/2021	500,000	533,035

		1,546,235
Arizona — 1.8%
Arizona Health Facilities Authority:
3.410%, 2/1/2048, Call 8/9/2019 (7)	250,000	253,033
3.410%, 2/1/2048, Call 8/9/2019 (7)	250,000	253,033
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	490,598
City of Phoenix Civic Improvement Corp., NATL-RE, 5.500%, 7/1/2019	100,000	103,162
Coconino County Pollution Control Corp., 1.600%, 3/1/2039 (7)	750,000	743,595
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	55,000	54,546
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	750,000	774,757
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	330,000	326,796
2.875%, 7/1/2021 (5)	200,000	199,056
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	260,177

		3,458,753
Arkansas — 0.7%
Arkansas Development Finance Authority, 2.110%, 9/1/2044, Call 9/4/2018 (7)	863,000	863,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	70,000	69,834
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	260,175
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	75,000	74,849

		1,267,858
California — 9.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	531,425
Bay Area Toll Authority, 2.660%, 4/1/2045, Call 10/1/2023 (7)	500,000	516,330
California Health Facilities Financing Authority, NATL-RE, 2.756%, 7/1/2022, Call 9/19/2018 (7) (8)	400,000	388,820
California Housing Finance Agency, AGM, 4.893%, 2/1/2037, Call 9/6/2018 (7) (8)	5,000	5,000
California Municipal Finance Authority:
1.650%, 9/1/2021 (7)	500,000	499,965
5.000%, 2/1/2022	1,000,000	1,091,370
California Public Finance Authority:
5.000%, 10/15/2021	350,000	375,263
5.000%, 10/15/2022	300,000	327,036
California State Public Works Board:

5.000%, 4/1/2020	320,000	336,822
5.000%, 11/1/2020, Call 11/1/2019	35,000	36,356
5.125%, 10/1/2022, Call 10/1/2019	245,000	254,702
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	222,542
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	763,462
California Statewide Communities Development Authority, NATL-RE, 5.374%, 4/1/2028 (7) (8)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	719,158
Chino Redevelopment Agency Successor Agency, AMBAC, 4.000%, 9/1/2019, Call 10/1/2018	250,000	250,388
City of Redding Electric System Revenue, NATL-RE, 3.150%, 7/1/2022 (7) (8)	100,000	98,138
County of San Joaquin, 4.000%, 4/1/2019	225,000	228,177
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	500,000
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	965,370
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,110,200
Northern California Gas Authority No. 1, 2.196%, 7/1/2019 (7)	545,000	545,142
Palomar Health, 5.000%, 11/1/2022	375,000	408,060
Rib Floater Trust Various States, 1.710%, 3/1/2042, Call 10/1/2018 (5) (7)	2,000,000	2,000,000
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	432,875
State of California, 2.287%, 12/1/2029, Call 10/1/2018 (7)	610,000	610,244
Tender Option Bond Trust Receipts/Certificates:
1.660%, 11/1/2023 (5) (7)	1,500,000	1,500,000
1.710%, 8/1/2022 (5) (7)	2,000,000	2,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2041, Call 10/1/2018 (7)	220,000	220,548

		17,012,393
Colorado — 4.5%
Auraria Higher Education Center, 6.000%, 5/1/2019	178,000	183,071
City of Burlington Water & Sewer Revenue, AGM, 3.000%, 11/1/2019	100,000	100,655
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019	590,000	590,655
5.000%, 10/1/2021	1,000,000	1,077,160
Colorado Health Facilities Authority:
2.200%, 7/1/2034, Call 7/1/2019 (5) (7)	1,000,000	1,000,000
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	1,000,710
4.000%, 12/1/2018	250,000	251,280
4.500%, 2/1/2019	250,000	252,383
5.000%, 5/15/2021	325,000	345,072
5.000%, 6/1/2021	250,000	268,155
5.000%, 5/15/2022	250,000	269,440
5.000%, 6/1/2022	250,000	273,010
County of Montrose:
4.000%, 12/1/2018	175,000	175,831
4.000%, 12/1/2019	200,000	205,288
E-470 Public Highway Authority, 2.440%, 9/1/2039, Call 3/1/2021 (7)	575,000	580,819
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	527,875
Tender Option Bond Trust Receipts/Certificates, 1.670%, 12/1/2032, Call 12/1/2022 (5) (7)	500,000	500,000
University of Colorado Hospital Authority, 5.000%, 11/15/2038, Call 9/1/2021 (7)	750,000	810,877
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	129,719

		8,542,000
Connecticut — 0.3%
State of Connecticut:
2.480%, 9/15/2019 (7)	115,000	115,936
5.000%, 3/15/2021	500,000	532,965

		648,901
Florida — 6.7%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	524,290
5.000%, 4/1/2021	400,000	428,684
City of Jacksonville, 1.590%, 5/1/2029, Call 9/19/2018 (7)	200,000	200,000
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	487,264
5.000%, 11/1/2022	350,000	389,294

City of Port St. Lucie, 5.000%, 7/1/2020	295,000	311,405
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	26,303
Columbia County School Board, 5.000%, 7/1/2019	920,000	944,205
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	431,612
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	106,121
County of Okeechobee, 1.550%, 7/1/2039 (7)	915,000	891,686
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	320,457
Escambia County Health Facilities Authority, AGC, 1.650%, 11/15/2029, Call 9/4/2018 (7)	1,700,000	1,700,000
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	50,000	51,041
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	341,227
5.000%, 6/1/2021	300,000	323,112
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	42,136
Pinellas County Health Facilities Authority, 1.530%, 11/1/2038, Call 9/19/2018 (7)	900,000	900,000
Pinellas County Health Facilities Authority, NATL-RE, 2.936%, 11/15/2023, Call 9/19/2018 (7) (8)	150,000	150,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	534,645
School Board of Miami-Dade County:
1.790%, 8/1/2027, Call 2/1/2019 (5) (7)	1,515,000	1,515,000
5.000%, 5/1/2019	225,000	229,860
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,026,720
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (5)	250,000	253,900
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	247,894
5.000%, 7/1/2020	300,000	316,461

		12,693,317
Georgia — 5.0%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	520,695
City of Atlanta:
5.000%, 1/1/2021	250,000	266,283
5.000%, 1/1/2022	700,000	761,502
City of Atlanta Water & Wastewater Revenue:
2.891%, 11/1/2038, Call 10/1/2018 (7)	250,000	250,165
6.000%, 11/1/2029, Call 11/1/2019	290,000	304,407
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	159,909
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	436,716
Gainesville & Hall County Hospital Authority:
2.510%, 8/15/2035, Call 8/22/2019 (7)	350,000	351,431
5.000%, 2/15/2021	700,000	749,847
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,355,000
Main Street Natural Gas, Inc.:
2.145%, 4/1/2048, Call 6/1/2023 (7)	1,000,000	995,490
2.225%, 8/1/2048, Call 9/1/2023 (7)	500,000	498,250
5.000%, 3/15/2019	1,000,000	1,016,040
5.250%, 9/15/2018	100,000	100,092
Tender Option Bond Trust Receipts/Certificates, 1.710%, 4/1/2025 (5) (7)	1,250,000	1,250,000
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.690%, 8/15/2049, Call 2/1/2025 (5) (7)	500,000	500,000

		9,515,827

Guam — 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	549,540

Idaho — 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	151,154
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	77,138

		228,292
Illinois — 13.6%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	400,296
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	202,178

5.000%, 1/1/2022	100,000	109,695
5.000%, 1/1/2022	200,000	219,390
Chicago Park District:
5.000%, 1/1/2022	250,000	269,880
5.000%, 1/1/2022	500,000	539,760
Chicago Transit Authority:
5.000%, 6/1/2021	750,000	804,045
5.500%, 6/1/2019, Call 12/1/2018	105,000	105,996
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	891,954
5.000%, 1/1/2022	500,000	541,590
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,080,110
City of Peoria, 3.000%, 1/1/2019	300,000	301,134
City of Waukegan, 5.000%, 12/30/2020	250,000	266,380
Clyde Park District, AGM, 4.250%, 2/1/2019	170,000	171,139
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 9/10/2018 (5) (7) (9)	1,000,000	1,000,000
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	169,075
0.000%, 12/1/2019	100,000	97,111
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,039,880
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	258,893
5.000%, 11/15/2021	720,000	784,397
Illinois Finance Authority:
2.807%, 5/1/2036, Call 11/1/2020 (7)	1,000,000	1,005,820
4.000%, 10/1/2018	275,000	275,382
5.000%, 1/1/2021	200,000	211,392
5.000%, 11/15/2021	400,000	434,224
5.000%, 1/1/2022	150,000	161,333
5.000%, 7/15/2022	750,000	830,243
5.000%, 11/15/2022	555,000	613,636
5.000%, 12/1/2022	290,000	310,523
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 10/1/2018	100,000	100,165
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,110,020
Lake County Forest Preserve District, 2.048%, 12/15/2020 (7)	205,000	205,133
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	184,839
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	28,483
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	407,884
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,000,000	1,112,450
Rib Floater Trust Various States, 1.740%, 8/15/2030, Call 10/1/2018 (5) (7)	2,000,000	2,000,000
Rock Island County Public Building Commission, 3.700%, 12/1/2018	75,000	75,206
State of Illinois:
5.000%, 4/1/2020	100,000	103,594
5.000%, 2/1/2021	240,000	250,315
5.000%, 11/1/2022	2,000,000	2,116,580
Tender Option Bond Trust Receipts/Certificates, 1.710%, 6/15/2020 (5) (7)	955,000	955,000
Town of Cicero, AGM, 5.000%, 1/1/2020	500,000	517,135
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	663,755
4.000%, 3/1/2023	510,000	541,625
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,128,482
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	1,000,360
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	110,089

		25,706,571
Indiana — 2.6%
City of Whiting, 1.850%, 6/1/2044 (7)	1,000,000	997,880
Indiana Finance Authority:
1.450%, 5/1/2028 (7)	1,000,000	1,000,000
5.000%, 5/1/2020	100,000	105,261

5.000%, 8/15/2020	250,000	259,222
5.250%, 10/1/2022, Call 10/1/2021	150,000	165,209
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.780%, 7/1/2047, Call 9/19/2018 (7)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	105,345
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	264,325

		4,897,242
Iowa — 1.1%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 10/1/2018	1,000,000	1,000,030
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 10/1/2018	1,000,000	997,910

		1,997,940
Kansas — 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	444,108
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	98,553
Kansas Development Finance Authority, BAM TCRs, 5.000%, 12/1/2019	200,000	206,920

		749,581
Kentucky — 1.7%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	561,530
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	495,406
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020, Call 9/1/2019 (9)	1,200,000	1,203,144
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	20,121
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,030
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 9/3/2018	265,000	265,450
Louisville/Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	582,516

		3,133,197
Louisiana — 0.3%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	426,224
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	4,760
Louisiana Public Facilities Authority, AMBAC, 2.756%, 9/1/2027, Call 9/11/2018 (7) (8)	50,000	49,256
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	116,092

		596,332
Maine — 0.1%
City of Portland General Airport Revenue:
4.000%, 7/1/2019	130,000	132,182
4.000%, 7/1/2020	110,000	113,875

		246,057
Maryland — 1.2%
City of Baltimore:
2.852%, 7/1/2037, Call 9/5/2018 (7) (8)	25,000	23,136
5.000%, 9/1/2022	500,000	547,175
City of Baltimore, NATL-RE, 3.062%, 7/1/2020 (7) (8)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	543,670
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	20,000	20,608
Maryland Industrial Development Financing Authority, 1.720%, 3/1/2030, Call 9/19/2018 (7)	1,000,000	1,000,000

		2,184,589
Massachusetts — 1.0%
Commonwealth of Massachusetts, 1.700%, 8/1/2043 (7)	1,000,000	982,480
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	225,000	229,613
5.000%, 7/1/2021	280,000	300,535
5.000%, 7/1/2022	315,000	343,526

		1,856,154
Michigan — 3.3%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	301,617
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 10/1/2018	200,000	200,610
City of Wyandotte Electric System Revenue, BAM:

5.000%, 10/1/2018	200,000	200,430
5.000%, 10/1/2019	250,000	256,835
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	625,208
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	159,339
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	158,175
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	539,942
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	203,202
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	307,572
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 10/1/2018	270,000	270,413
Tender Option Bond Trust Receipts/Certificates,Q-SBLF:
1.660%, 5/1/2026 (5) (7)	1,000,000	1,000,000
1.660%, 5/1/2026 (5) (7)	2,000,000	2,000,000

		6,223,343
Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul, 5.000%, 11/15/2021	500,000	545,530

Mississippi — 1.1%
Mississippi Business Finance Corp., 1.560%, 11/1/2035, Call 9/4/2018 (7)	1,450,000	1,450,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	159,518
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 12/1/2018	500,000	499,270

		2,108,788
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 2/1/2022	250,000	269,342
5.000%, 2/1/2024, Call 2/1/2021	250,000	262,880
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 9/21/2018	1,000,000	999,460
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	200,000	203,660
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.538%, 12/1/2022, Call 9/19/2018 (7) (8)	805,000	805,000
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,018,470
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018	600,000	600,000
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	532,640

		4,691,452
Nevada — 0.3%
City of Carson City, 5.000%, 9/1/2022	500,000	549,170

New Jersey — 3.9%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	626,305
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	1,500,000	1,500,405
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	430,024
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2022	790,000	874,925
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	330,000	339,900
New Jersey Transportation Trust Fund Authority:
2.560%, 6/15/2034, Call 6/15/2019 (7)	475,000	475,389
4.000%, 12/15/2019	75,000	76,862
5.000%, 6/15/2019	150,000	153,498
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	260,613
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	140,893
5.500%, 12/15/2020	10,000	10,736
South Jersey Port Corp., 5.000%, 1/1/2019	340,000	342,805
Tender Option Bond Trust Receipts/Certificates, 1.690%, 7/1/2025 (5) (7)	1,000,000	1,000,000
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,096,170

		7,328,525
New Mexico — 0.4%
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.300%, 9/1/2040, Call 9/1/2019	15,000	15,571
New Mexico Municipal Energy Acquisition Authority, 2.145%, 11/1/2039, Call 2/1/2019 (7)	650,000	650,689

		666,260
New York — 7.3%

BB&T Municipal Trust, 2.360%, 11/15/2019 (5) (7)	88,474	88,484
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,002,540
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	409,820
Long Island Power Authority, 2.107%, 5/1/2033, Call 10/1/2018 (7)	1,000,000	1,000,170
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.520%, 8/1/2022, Call 9/19/2018 (7)	600,000	600,000
New York State Dormitory Authority:
5.000%, 12/15/2019	495,000	515,998
5.000%, 12/1/2022 (5)	600,000	657,168
5.250%, 2/15/2024, Call 2/15/2019	380,000	386,320
5.250%, 2/15/2024, Call 2/15/2019	20,000	20,320
New York State Dormitory Authority, NATL-RE, 3.700%, 7/1/2029, Call 9/4/2018 (7) (8)	525,000	525,000
New York State Energy Research & Development Authority, 2.000%, 6/1/2029 (7)	350,000	349,601
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,021,530
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.860%, 5/1/2047, Call 9/19/2018 (5) (7)	1,500,000	1,500,000
RBC Municipal Products, Inc. Trust, 1.530%, 3/1/2022, Call 9/19/2018 (5) (7)	1,700,000	1,700,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	600,000	620,874
Triborough Bridge & Tunnel Authority, 2.095%, 1/1/2032 (7)	1,000,000	1,009,600
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,072,060
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,212,265

		13,691,750
North Carolina — 0.5%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	50,000	50,721
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (7) (8)	600,000	542,472
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	387,103

		980,296
North Dakota — 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	251,782
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	90,000	92,498

		344,280
Ohio — 3.6%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	867,677
City of Akron, 3.000%, 12/12/2018	1,000,000	1,003,210
City of Cleveland Airport System Revenue, AGM, 5.000%, 1/1/2019	600,000	605,922
City of Harrison, 2.000%, 10/1/2018	60,000	60,014
County of Hamilton:
1.560%, 9/1/2033, Call 9/19/2018 (7)	300,000	300,000
4.000%, 1/1/2021	445,000	460,264
5.000%, 1/1/2022	465,000	499,977
FHLMC Multifamily VRD Certificates, 1.860%, 9/15/2033 (7)	1,345,000	1,345,000
Lancaster Port Authority, 2.015%, 8/1/2019, Call 2/1/2019 (7)	195,000	195,033
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	70,000	71,704
Rib Floater Trust Various States, 1.810%, 11/15/2048, Call 10/1/2018 (5) (7)	1,000,000	1,000,000
University of Toledo, 5.000%, 6/1/2020	375,000	395,243

		6,804,044
Oregon — 0.5%
Port of Morrow, 1.600%, 2/1/2027, Call 9/19/2018 (7)	1,000,000	1,000,000

Pennsylvania — 4.4%
Allegheny County Hospital Development Authority:
2.290%, 2/1/2021, Call 11/1/2018 (7)	80,000	80,397
5.375%, 8/15/2029, Call 8/15/2019	225,000	231,831
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	275,762
Berks County Municipal Authority, 3.060%, 11/1/2039, Call 9/17/2018 (7)	350,000	355,330
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,314
5.125%, 8/1/2025, Call 8/1/2019	90,000	92,699
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,091,660
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	612,570

Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	120,262

Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	213,242
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	297,326
Montgomery County Higher Education & Health Authority, 1.820%, 9/1/2050, Call 9/4/2018 (7)	1,000,000	1,000,000
North Penn Water Authority, 1.895%, 11/1/2024, Call 5/1/2019 (7)	800,000	800,096
Northampton County General Purpose Authority:
2.497%, 8/15/2048, Call 2/15/2023 (7)	1,000,000	1,002,750
2.960%, 8/15/2043, Call 2/15/2020 (7)	150,000	151,660
Pennsylvania Economic Development Financing Authority:
2.125%, 11/1/2021 (7)	500,000	499,720
5.000%, 3/1/2020	200,000	209,240
Pennsylvania Turnpike Commission:
2.440%, 12/1/2020, Call 6/1/2020 (7)	325,000	328,013
2.540%, 12/1/2021, Call 6/1/2021 (7)	80,000	81,192
2.710%, 12/1/2019, Call 6/1/2019 (7)	600,000	605,106
School District of Philadelphia, BHAC SAW, 5.000%, 9/1/2018	65,000	65,000
State Public School Building Authority, AGM, 5.375%, 10/1/2023, Call 10/1/2018	160,000	160,442

		8,284,612
Rhode Island — 0.1%
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	275,267

South Carolina — 1.1%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,040,760
Patriots Energy Group Financing Agency, 2.243%, 10/1/2048, Call 11/1/2023 (7)	1,000,000	1,000,000

		2,040,760
Tennessee — 1.7%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	129,543
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2022 (7)	1,000,000	999,990
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2046, Call 9/6/2018 (5) (7)	900,000	900,000
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2048, Call 2/1/2023 (7)	1,000,000	1,059,640
5.250%, 9/1/2020	10,000	10,610
5.250%, 9/1/2021	55,000	59,710

		3,159,493
Texas — 7.6%
City of The Colony, 6.000%, 2/15/2019	795,000	810,630
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	169,360
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	251,426
Crane County Water District, 3.000%, 2/15/2021	605,000	619,357
Harris County Cultural Education Facilities Finance Corp., 2.390%, 6/1/2021 (7)	350,000	354,588
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	236,223
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,023,150
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	405,000	402,772
4.000%, 11/15/2021	615,000	631,150
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	256,483
North Texas Higher Education Authority, Inc., 3.237%, 7/1/2030 (7)	105,000	105,125
North Texas Tollway Authority:
2.230%, 1/1/2038, Call 7/1/2019 (7)	350,000	350,343
2.360%, 1/1/2050, Call 10/1/2018 (7)	250,000	250,025
5.000%, 1/1/2022	250,000	274,068
Northside Independent School District, PSF, 2.125%, 8/1/2040, Call 2/1/2019 (7)	675,000	675,682
Panhandle-Plains Higher Education Authority, Inc., 3.587%, 4/1/2035 (7)	250,000	254,115
Rib Floater Trust Various States:
1.740%, 6/1/2032, Call 4/1/2020 (5) (7)	2,000,000	2,000,000
1.740%, 11/1/2042, Call 11/1/2020 (5) (7)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 9/21/2018	140,000	140,029
5.000%, 5/15/2021	500,000	525,945
5.000%, 11/15/2022	1,000,000	1,093,090
Tender Option Bond Trust Receipts/Certificates, 1.760%, 7/1/2021 (5) (7)	1,500,000	1,500,000

Texas State University System, 5.000%, 3/15/2022	350,000	386,095

		14,309,656

Utah — 0.2%
Salt Lake City Corp., AMBAC, 2.321%, 5/15/2020, Call 9/19/2018 (7) (8)	400,000	400,000

Vermont — 0.1%
City of Burlington Airport Revenue, AGM, 5.000%, 7/1/2019	100,000	102,515

Virginia — 0.6%
Henrico County Economic Development Authority, AGM, 3.616%, 8/23/2027, Call 9/19/2018 (7) (8)	1,100,000	1,100,000

Washington — 1.2%
Eclipse Funding Trust, 1.560%, 7/1/2042, Call 7/1/2027 (5) (7)	500,000	500,000
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	368,139
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	15,000	15,014
State of Washington, 5.000%, 2/1/2022	1,000,000	1,100,700

Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	341,341

		2,325,194
West Virginia — 2.4%
West Virginia Commissioner of Highways, 5.000%, 9/1/2018	1,250,000	1,250,000
West Virginia Hospital Finance Authority:
1.840%, 6/1/2033, Call 9/4/2018 (7)	2,000,000	2,000,000
5.000%, 1/1/2022 (9)	520,000	564,392
5.000%, 1/1/2023 (9)	555,000	612,443

		4,426,835
Wisconsin — 2.3%
Hilbert School District, 2.100%, 4/1/2019, Call 10/1/2018	1,000,000	1,000,120
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	500,000	502,445
5.000%, 11/15/2021	610,000	663,967
5.000%, 11/15/2022	500,000	552,825
State of Wisconsin:
5.000%, 9/1/2020	175,000	186,459
5.000%, 3/1/2021	300,000	323,874
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	106,203
5.000%, 3/1/2020	200,000	205,282
5.000%, 8/15/2020	260,000	275,722
5.000%, 8/15/2022	200,000	222,004
5.000%, 8/15/2023	205,000	231,443
5.500%, 12/15/2020, Call 12/15/2019	80,000	83,575

		4,353,919

Total Municipals (identified cost $189,575,417)		189,667,410

Mutual Funds — 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	87,008	875,303

Total Mutual Funds (identified cost $877,821)		875,303

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
BMO Government Money Market Fund — Premier Class, 1.773% (4)	121,200	121,200

Total Short-Term Investments (identified cost $121,200)		121,200

Total Investments — 101.1% (identified cost $190,574,438)		190,663,913

Other Assets and Liabilities — (1.1)%	(2,139,917)

Total Net Assets — 100.0%	$188,523,996

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2018 these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	$ 32,475,671	17.23%

(6)	All or a portion of this security is segregated as collateral for securities sold short.
(7)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2018. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(8)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(9)	Purchased on a when-issued or delayed delivery basis.

Intermediate Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 98.8%

Alabama — 2.6%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$311,609
4.000%, 7/1/2021	1,895,000	1,993,654
5.000%, 10/1/2020, Call 10/1/2018	230,000	230,538
Birmingham-Jefferson Civic Center Authority, 5.000%, 7/1/2048, Call 7/1/2028	3,000,000	3,368,520
Black Belt Energy Gas District, 2.295%, 12/1/2048, Call 9/1/2023 (7)	4,000,000	4,000,000
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	607,745
City of Birmingham, 4.000%, 3/1/2022 (13)	1,945,000	2,029,938
Health Care Authority for Baptist Health, 2.130%, 11/1/2042 (7)	3,485,000	3,485,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,532,775
Southeast Alabama Gas Supply District, 2.245%, 6/1/2049, Call 3/1/2024 (7)	7,000,000	6,968,220
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,323,360
Tender Option Bond Trust Receipts/Certificates:
1.660%, 7/1/2026 (5) (7)	4,590,000	4,590,000
1.710%, 10/5/2020 (5) (7)	3,000,000	3,000,000
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,650,939
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,294,915
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,149,071

		45,536,284
Alaska — 0.5%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,181,138
5.000%, 12/1/2027, Call 6/1/2022	310,000	337,835
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,828,025
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,129,370
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	557,820
5.000%, 4/1/2031, Call 4/1/2021	150,000	162,129
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,106,823
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 10/1/2018	305,000	305,753
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,268,623

		8,877,516
Arizona — 2.4%
Arizona Department of Transportation State Highway Fund Revenue, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,278,280
Arizona Health Facilities Authority:
3.410%, 2/1/2048, Call 8/9/2019 (7)	4,500,000	4,554,585
5.000%, 2/1/2022	1,000,000	1,086,220
Arizona Industrial Development Authority:
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,263,525
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,004,310
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,334,264
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,487,811
City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	364,506
City of Peoria Water & Wastewater Revenue, 4.000%, 7/1/2019	515,000	524,790
City of Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	631,949
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,111,887
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (13)	500,000	605,735

City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (13)	555,000	604,994
5.500%, 7/1/2036 (13)	530,000	688,650
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	527,895
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,598,016
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	851,161
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	525,540
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 10/1/2018	155,000	155,389
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	290,000	287,605
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,181,620
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,118,320
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,053,940
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,261,101
Maricopa County Industrial Development Authority:
4.000%, 1/1/2019	200,000	201,778
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,281,374
5.000%, 7/1/2036, Call 7/1/2026	750,000	790,628
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,130,350
5.000%, 7/1/2024	575,000	660,819
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	122,185
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	250,000
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,047,140
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,177,950
Town of Marana, 5.000%, 7/1/2023	450,000	507,555
University Medical Center Corp., 5.000%, 7/1/2021	425,000	460,292
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	491,860

		42,224,024
Arkansas — 1.2%
Arkansas Development Finance Authority:
2.110%, 9/1/2044, Call 9/4/2018 (7)	3,650,000	3,650,000
5.000%, 2/1/2020	255,000	265,654
5.000%, 2/1/2021	315,000	336,392
5.000%, 2/1/2022	150,000	163,190
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	200,000	207,898
4.000%, 7/1/2025, Call 7/1/2021	430,000	446,147
Arkansas State University:
4.000%, 3/1/2021	390,000	407,975
4.000%, 3/1/2022	1,140,000	1,205,789
4.000%, 3/1/2023	985,000	1,053,418
City of Fayetteville, 3.300%, 11/1/2023	2,510,000	2,631,308
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	735,000	731,928
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,027,630
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,103,880
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	905,000	902,149
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	616,707
County of Greene, AGM:
4.000%, 3/1/2019, Call 10/1/2018	840,000	841,310
4.000%, 3/1/2020, Call 10/1/2018	1,430,000	1,432,388
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,000,152
5.000%, 11/1/2023, Call 11/1/2022	860,000	949,698
University of Arkansas:
5.000%, 12/1/2021	300,000	328,872
5.000%, 12/1/2022	520,000	581,734
5.000%, 12/1/2023, Call 12/1/2022	500,000	560,225
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,146,080

		21,590,524
California — 6.9%

Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	547,368
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,055,460
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,342,200
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036	1,150,000	1,124,654
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	229,730
Bay Area Toll Authority, 2.810%, 4/1/2036, Call 10/1/2026 (7)	5,000,000	5,199,400
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	390,681
0.000%, 8/1/2031	615,000	391,023
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,042,526
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (13)	1,325,000	1,176,785
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 10/1/2018	3,660,000	3,660,988
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,223,820
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,120,030
California Health Facilities Financing Authority, NATL-RE, 2.756%, 7/1/2022, Call 9/19/2018 (7) (8)	1,300,000	1,263,665
California Infrastructure & Economic Development Bank, 1.832%, 8/1/2047, Call 2/1/2021 (7)	2,500,000	2,497,550
California Municipal Finance Authority:
1.650%, 9/1/2021 (7)	1,300,000	1,299,909
5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,661,415
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,092,790
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,105,150
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,077,660
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	927,996
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,113,613
City of Madera Water Revenue:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,635,684
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,363,264
County of Los Angeles, 0.000%, 9/1/2018	750,000	750,000
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	579,906
County of San Joaquin, 5.000%, 4/1/2022	350,000	385,511
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	125,000	123,165
Duarte Unified School District, 5.125%, 8/1/2026 (13)	585,000	700,087
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	489,684
5.000%, 10/1/2022	580,000	648,440
5.000%, 10/1/2023	800,000	911,472
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032	500,000	559,335
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	1,299,687
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	313,032
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,142,850
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	401,970
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,398,669
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,153,530
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,148,550
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	444,540
5.000%, 6/1/2023	400,000	454,180
5.000%, 6/1/2024	775,000	894,079
5.000%, 6/1/2025	425,000	495,665
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	240,488
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,175,840
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	112,533
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	398,036
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	225,525
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,093,520
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,906,922
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	700,606
5.000%, 8/1/2025, Call 8/1/2023	760,000	861,072

McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (13)	165,000	174,268
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	524,736
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	814,671
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (13)	300,000	361,080
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,253,500
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	546,135
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025	2,125,000	2,061,590
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	481,925
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (14)	1,000,000	1,124,960
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,894,204
Northern California Gas Authority No. 1:
2.196%, 7/1/2019 (7)	1,575,000	1,575,409
2.286%, 7/1/2027 (7)	1,915,000	1,874,421
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	553,170
5.000%, 7/1/2032, Call 7/1/2022	700,000	773,619
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	526,369
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,452,940
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 10/1/2018	1,500,000	702,990
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	281,430
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	271,820
5.000%, 12/1/2028, Call 12/1/2025	425,000	490,378
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,148,150
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,289,240
San Francisco City & County Airport Comm-San Francisco International Airport:
5.000%, 5/1/2024, Call 5/1/2021	745,000	809,904
5.000%, 5/1/2024, Call 5/1/2021	295,000	320,087
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,595,002
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,179,450
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2020	415,000	402,554
0.000%, 6/15/2021	490,000	464,672
0.000%, 6/15/2022	505,000	464,418
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	473,130
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	282,944
0.000%, 8/1/2031	470,000	300,349
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,260,093
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,650,889
Tender Option Bond Trust Receipts/Certificates:
1.660%, 2/1/2023 (5) (7)	2,410,000	2,410,000
1.660%, 11/1/2023 (5) (7)	6,000,000	6,000,000
1.660%, 8/15/2042, Call 8/15/2020 (5) (7)	5,000,000	5,000,000
1.660%, 10/1/2054 (5) (7)	800,000	800,000
Tender Option Bond Trust Receipts/Certificates, AGM, 1.640%, 11/15/2049, Call 11/15/2024 (5) (7)	5,760,000	5,760,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2041, Call 10/1/2018 (7)	1,365,000	1,368,399
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,416,345
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,391,114
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,035,889

West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	259,176
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,160,200
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,111,278
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	190,345
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	101,744
0.000%, 8/1/2023	240,000	214,428
0.000%, 8/1/2024, Call 8/1/2023	330,000	280,229

0.000%, 8/1/2025, Call 8/1/2023	270,000	217,704
0.000%, 8/1/2026, Call 8/1/2023	330,000	251,906
0.000%, 8/1/2028, Call 8/1/2023	420,000	287,078

		123,188,587
Colorado — 2.7%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	5,832,150
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	576,455
5.000%, 12/1/2026, Call 12/1/2024	355,000	411,292
5.000%, 12/1/2027, Call 12/1/2024	500,000	578,025
Arkansas River Power Authority, 5.000%, 10/1/2043, Call 10/1/2028	2,250,000	2,472,165
City & County of Denver, 5.000%, 8/1/2048, Call 8/1/2026	4,000,000	4,481,480
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	549,115
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,354,150
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	554,035
5.000%, 9/1/2020 (13)	1,060,000	1,122,985
5.000%, 9/1/2021 (13)	865,000	937,037
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,376,400
Colorado Health Facilities Authority:
2.200%, 7/1/2034, Call 7/1/2019 (5) (7)	3,325,000	3,325,000
3.125%, 5/15/2027, Call 5/15/2020	250,000	250,178
4.500%, 2/1/2020	455,000	468,568
5.000%, 9/1/2018	530,000	530,000
5.000%, 9/1/2019	560,000	577,147
5.000%, 2/1/2021	475,000	501,975
5.000%, 9/1/2022	750,000	827,362
5.000%, 12/1/2023	215,000	237,670
5.000%, 2/1/2024	420,000	462,277
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,090,800
5.250%, 1/1/2025, Call 1/1/2020	460,000	480,139
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,092,510
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	838,788
5.000%, 12/1/2021	725,000	792,381
5.000%, 12/1/2022	1,185,000	1,317,021
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	506,141

Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,684,575
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,121,990
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,116,360
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,223,071
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,159,713
Public Authority for Colorado Energy, 5.750%, 11/15/2018	195,000	196,453
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,186,220
Tender Option Bond Trust Receipts/Certificates, 1.670%, 12/1/2032, Call 12/1/2022 (5) (7)	1,685,000	1,685,000
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,194,253

		48,110,881
Connecticut — 0.9%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,318,613
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	305,000	306,650
Connecticut State Health & Educational Facilities Authority:
3.250%, 9/1/2021, Call 10/1/2018 (5)	350,000	350,105
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,167,160
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,426,465
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,315,510
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,206,740

5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,428,440

		16,519,683
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,209,689
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,520,055
Delaware State Housing Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2026, Call 7/1/2019	195,000	198,264
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,707,443

		7,635,451
District of Columbia — 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,992,324
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,729,150
5.000%, 12/1/2036, Call 12/1/2021	500,000	542,215
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,758,810

		7,022,499
Florida — 6.0%
Central Florida Expressway Authority:
4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,098,560
5.000%, 7/1/2039, Call 7/1/2027	1,000,000	1,134,070
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,675,694
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,088,390
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,000,000
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,132,480
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,545,600
City of North Port, BAM, 5.000%, 7/1/2022	200,000	220,030
City of Orlando, AGM:
5.000%, 11/1/2034, Call 11/1/2027	1,000,000	1,133,350
5.000%, 11/1/2035, Call 11/1/2027	1,000,000	1,129,970
5.000%, 11/1/2036, Call 11/1/2027	1,000,000	1,126,610
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	500,000
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	888,158
0.000%, 10/1/2020	975,000	936,761
0.000%, 10/1/2021	175,000	163,923
City of Sunrise Utility System Revenue, 4.000%, 10/1/2019	540,000	553,370
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	506,592
5.000%, 12/1/2027, Call 12/1/2025	400,000	448,372
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,119,080
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	434,051
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	568,809
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	797,202
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (14)	750,000	857,250
5.000%, 10/1/2031, Call 10/1/2025 (14)	1,000,000	1,121,160
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,208,740
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	567,062
County of Miami-Dade Aviation Revenue:
5.000%, 10/1/2025, Call 10/1/2024	800,000	917,840
5.000%, 10/1/2040, Call 10/1/2027 (14)	1,500,000	1,683,480
5.500%, 10/1/2026, Call 10/1/2020	450,000	483,998
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,559,547
County of Miami-Dade Aviation Revenue, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	414,048
County of Miami-Dade Water & Sewer System Revenue:
4.000%, 10/1/2035, Call 10/1/2027	2,500,000	2,628,175
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,275,000
5.250%, 10/1/2029, Call 10/1/2023	100,000	113,022
County of Miami-Dade Water & Sewer System Revenue, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,003,290
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,338,013
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,725,490

5.000%, 10/1/2021	1,110,000	1,206,648
Dupree Lakes Community Development District, BAM, 3.000%, 5/1/2019	190,000	191,378
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,619,079
Escambia County Health Facilities Authority, AGC, 1.650%, 11/15/2029, Call 9/4/2018 (7)	4,000,000	4,000,000
Florida Housing Finance Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	300,000	306,870
5.000%, 7/1/2028, Call 1/1/2020	95,000	96,493
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,755,778
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,472,635
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,133,800
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,836,700

Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,257,300
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,141,140
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	441,192
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,079,630
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,077,340
5.000%, 11/15/2045, Call 11/15/2025	2,500,000	2,762,800
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	150,000	157,917
Putnam County Development Authority, 1.480%, 9/1/2024, Call 9/19/2018 (7)	3,600,000	3,600,000
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	817,710
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,017,196
5.000%, 1/1/2037, Call 1/1/2024	1,000,000	1,075,770
School Board of Miami-Dade County, 1.790%, 8/1/2027, Call 2/1/2019 (5) (7)	6,305,000	6,305,000

School Board of Miami-Dade County, FGIC, 1.790%, 5/1/2037, Call 9/1/2018 (5) (7)	6,500,000	6,500,000
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,678,375
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,017,610
5.000%, 7/1/2020	500,000	527,435
Tender Option Bond Trust Receipts/Certificates, 1.660%, 10/1/2042, Call 4/1/2022 (5) (7)	7,500,000	7,500,000
Town of Davie:
5.000%, 4/1/2019	75,000	76,407
5.000%, 4/1/2021	615,000	661,506
5.000%, 4/1/2022	830,000	912,104
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	798,270

		107,121,270
Georgia — 4.4%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,252,652
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,696,918
5.000%, 7/1/2024, Call 7/1/2020	695,000	734,678
5.000%, 7/1/2024, Call 7/1/2020	945,000	998,600
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,127,010
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,808,250
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,121,710
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,121,180
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,152,990
5.000%, 11/1/2047, Call 11/1/2027	3,000,000	3,438,330
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,107,010
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,187,200
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,408,986
5.000%, 7/1/2021	1,155,000	1,246,280
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,360,813

Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,140,138
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	823,335
5.000%, 3/1/2037, Call 3/1/2027	500,000	528,680
5.000%, 3/1/2047, Call 3/1/2027	3,000,000	3,141,510
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,667,880
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,219,200
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,310,320
Glynn-Brunswick Memorial Hospital Authority, 5.000%, 8/1/2043, Call 8/1/2027	1,000,000	1,094,660
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,459,471
Main Street Natural Gas, Inc.:
2.130%, 8/1/2048, Call 9/1/2023 (7)	5,000,000	4,992,400
2.145%, 4/1/2048, Call 6/1/2023 (7)	7,000,000	6,968,430
2.225%, 8/1/2048, Call 9/1/2023 (7)	5,000,000	4,982,500
5.250%, 9/15/2018	250,000	250,230
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	605,515
RBC Municipal Products, Inc. Trust, 1.620%, 10/1/2021, Call 9/19/2018 (5) (7)	4,000,000	4,000,000
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,163,547
5.375%, 1/1/2029, Call 1/1/2019	940,000	951,449
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	889,408
5.000%, 1/1/2024	1,000,000	1,129,680
5.000%, 1/1/2025, Call 1/1/2024	700,000	795,648
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,315

Spalding County Water & Sewer Facilities Authority, 6.125%, 9/1/2028, Call 9/1/2018	700,000	700,000
Tender Option Bond Trust Receipts/Certificates, 1.710%, 4/1/2025 (5) (7)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.690%, 8/15/2049, Call 2/1/2025 (5) (7)	2,520,000	2,520,000
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,194,163
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,083,450

		77,402,536
Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,456,458
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,108,010

		2,564,468
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	559,000
5.000%, 10/1/2023	500,000	570,190

		1,129,190
Idaho — 0.1%

Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,133,590
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	518,960

		1,652,550
Illinois — 14.5%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,155,548
Chicago Board of Education, 6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,754,415
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	318,112
5.000%, 12/1/2019	70,000	71,705
5.250%, 12/1/2021	1,000,000	1,069,540
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (14)	1,500,000	1,673,370
5.000%, 1/1/2031, Call 1/1/2025 (14)	1,000,000	1,097,440
5.000%, 1/1/2039, Call 1/1/2027	2,000,000	2,233,240

Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	807,271
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,140,783
5.000%, 1/1/2025, Call 7/1/2020	230,000	239,628
5.000%, 1/1/2026, Call 1/1/2021	730,000	766,004
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,742,875
5.000%, 11/15/2029, Call 11/15/2018	130,000	130,887
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,974,173
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,076,690
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,221,700
City of Chicago, 6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,335,100
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,043,815
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,196,700
5.000%, 1/1/2033, Call 1/1/2027	3,000,000	3,283,770
5.000%, 1/1/2039, Call 1/1/2025	500,000	536,320
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,262,660
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,837,950
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,135,180
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,129,030
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,122,930
City of Chicago Waterworks Revenue, AGM:
5.000%, 11/1/2027, Call 11/1/2018	140,000	140,753
5.000%, 11/1/2027, Call 11/1/2018	60,000	60,311
City of Springfield, 5.000%, 12/1/2022	905,000	988,568
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,118,380
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,114,010
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	213,948
0.000%, 12/1/2029, Call 12/1/2024	400,000	257,316
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	691,210
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	868,965
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	788,808
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	465,489
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 9/10/2018 (5) (7) (9)	5,000,000	5,000,000
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,901,788
0.000%, 12/1/2029	2,580,000	1,651,303
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,425,570
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	655,499
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,169,750
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,379,342
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,540,570
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,621,566
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,696,212
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,095,757
5.250%, 11/15/2023, Call 11/15/2020	350,000	372,425
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,120,520
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,774,342
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,491,580
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	503,052
5.250%, 10/1/2024, Call 10/1/2019	215,000	222,979
5.250%, 10/1/2027, Call 10/1/2019	835,000	866,079
5.250%, 10/1/2027, Call 10/1/2019	315,000	326,690
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	924,693

DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	582,510
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	299,652
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	619,170
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	167,931
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	515,176
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	587,972
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2020	450,000	439,061
0.000%, 1/1/2020	500,000	485,550
0.000%, 1/1/2021	95,000	90,731
0.000%, 1/1/2021	160,000	152,283
5.150%, 1/1/2019	420,000	424,347
Illinois Finance Authority:
5.000%, 11/15/2023, Call 11/15/2022	215,000	237,534
5.000%, 8/15/2024	250,000	278,330
5.000%, 5/15/2025	1,000,000	1,085,670
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,129,200
5.000%, 11/15/2027, Call 11/15/2025	500,000	561,850
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,218,640
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,046,200
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,324,008
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,162,340
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,051,280
5.000%, 8/1/2042, Call 8/1/2027	580,000	628,952
5.000%, 8/1/2046, Call 8/1/2027	515,000	556,854
5.000%, 8/1/2047, Call 8/1/2027	750,000	809,782
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,041,230
5.250%, 2/15/2030, Call 2/15/2020	250,000	262,425
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,073,226
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,923,372
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,237,900
Illinois Finance Authority, AGC, 5.250%, 8/15/2019 (13)	250,000	258,230
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	566,509	537,968
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,110,450
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,108,280
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,143,990
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,790,703
5.000%, 1/1/2042, Call 1/1/2028	2,000,000	2,260,560
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	4,861,618
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	317,331
0.000%, 1/1/2023	650,000	577,870
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,110,020
5.000%, 1/1/2024	1,000,000	1,124,360
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,548,720
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,001,547
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,542,496
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	380,368
0.000%, 12/1/2028	335,000	218,886
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	197,810
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	494,718
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	425,600
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:

0.000%, 1/1/2021	1,070,000	1,021,914
0.000%, 1/1/2021	830,000	783,105
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	266,685
5.000%, 1/1/2020	550,000	570,163
5.000%, 1/1/2021	810,000	854,631
5.000%, 1/1/2022	895,000	960,845
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2020	440,000	417,754
0.000%, 12/15/2023	20,000	17,661
0.000%, 12/15/2023	835,000	693,476
0.000%, 6/15/2024	1,000,000	810,030
5.700%, 6/15/2023	1,710,000	1,986,712
5.700%, 6/15/2023	1,820,000	2,046,608
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	3,963,750
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	947,780
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,277,300
5.250%, 6/1/2021	1,120,000	1,209,040
Rib Floater Trust Various States, 1.740%, 8/15/2030, Call 10/1/2018 (5) (7)	5,000,000	5,000,000
Sales Tax Securitization Corp.:
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,149,270
5.000%, 1/1/2030, Call 1/1/2028	2,450,000	2,792,338
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	802,650
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,318,679
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	1,953,781
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,453,908

Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,042,230
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	654,778
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018	745,000	751,683
State of Illinois:
5.000%, 3/1/2020	500,000	517,115
5.000%, 4/1/2024, Call 4/1/2023	500,000	526,670
5.000%, 11/1/2025	7,000,000	7,462,910
5.000%, 2/1/2027	1,000,000	1,067,070
5.000%, 10/1/2028 (9)	2,000,000	2,140,420
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,058,310
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	3,818,723
6.500%, 6/15/2022	250,000	264,510
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,448,484
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	225,108
Tender Option Bond Trust Receipts/Certificates:
1.660%, 11/15/2037, Call 11/15/2027 (5) (7)	4,075,000	4,075,000
1.660%, 11/1/2039, Call 5/1/2019 (5) (7)	1,000,000	1,000,000
1.710%, 6/15/2020 (5) (7)	3,705,000	3,705,000
1.740%, 4/1/2046, Call 4/1/2027 (5) (7)	2,500,000	2,500,000
Town of Cicero, AGM:
5.000%, 1/1/2020	1,000,000	1,034,270
5.000%, 1/1/2021	1,000,000	1,059,050
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,472,695
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 3/1/2019	250,000	188,535
0.000%, 3/1/2026, Call 3/1/2019	1,280,000	862,502
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	425,706
4.000%, 10/1/2019	420,000	429,811
4.000%, 10/1/2020	615,000	634,766
5.000%, 10/1/2022, Call 10/1/2021	730,000	789,035
5.000%, 10/1/2023, Call 10/1/2021	685,000	739,547

5.000%, 10/1/2024, Call 10/1/2021	425,000	458,579
5.000%, 10/1/2025, Call 10/1/2021	920,000	992,689
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	580,130
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	551,910
5.000%, 6/1/2029, Call 6/1/2025	600,000	653,208
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,252,800
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,501,085
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	1,977,740
Will County Community School District No. 161 Summit Hill, NATL-RE, 0.000%, 1/1/2019	695,000	689,537
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	235,014
0.000%, 11/1/2020	1,755,000	1,668,092
0.000%, 11/1/2021	55,000	51,427
0.000%, 11/1/2021	245,000	225,892
0.000%, 11/1/2022	60,000	54,493
0.000%, 11/1/2022	190,000	169,267
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 10/16/2018	545,000	546,673
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	630,000	603,080
0.000%, 12/1/2020	550,000	517,605
Will County School District No. 114 Manhattan, NATL-RE, 0.000%, 12/1/2023	1,600,000	1,348,576
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	547,730
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,813,712
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	167,628
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	420,190
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	389,410
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	483,375
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,897,292

		258,798,154
Indiana — 2.1%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	370,304
City of Greenwood Sewage Works Revenue:
4.250%, 10/1/2020, Call 10/1/2018	820,000	829,824
4.625%, 10/1/2024, Call 10/1/2018	520,000	526,370
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,111,403
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,962,300
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,682,425
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	132,785
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	630,767
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,841,738
Indiana Bond Bank, 2.220%, 10/15/2022 (7)	1,650,000	1,636,354
Indiana Finance Authority:
1.450%, 5/1/2028 (7)	1,500,000	1,500,000
3.000%, 7/1/2019	250,000	252,578
5.000%, 8/15/2020	700,000	725,823
5.000%, 10/1/2022	300,000	327,525
5.000%, 10/1/2023	400,000	441,732
5.000%, 10/1/2024, Call 10/1/2023	275,000	303,281
5.000%, 5/1/2029, Call 5/1/2022	85,000	93,912
5.000%, 5/1/2029, Call 5/1/2022	3,985,000	4,338,111
5.250%, 10/1/2024, Call 10/1/2021	710,000	780,645
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,387,341
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,740,150
5.500%, 5/1/2024, Call 5/1/2019	820,000	840,697
5.500%, 5/1/2024, Call 5/1/2019	180,000	184,448

Indiana Health Facility Financing Authority, AMBAC, 1.029%, 5/1/2031, Call 9/4/2018 (7) (8)	425,000	416,542
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.780%, 7/1/2047, Call 9/19/2018 (7)	2,550,000	2,550,000
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	505,975
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	187,511
5.000%, 1/1/2022, Call 1/1/2021	200,000	213,120
5.750%, 1/1/2038, Call 1/1/2019	345,000	349,675
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	557,930
Marion High School Building Corp., SAW:
4.000%, 7/15/2019	455,000	463,863
4.000%, 7/15/2020, Call 1/15/2020	935,000	960,348
4.000%, 7/15/2021, Call 1/15/2020	375,000	384,503
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	307,406
5.000%, 1/15/2024	215,000	239,181
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	160,000	167,629
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	572,565
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,369,623

		36,886,384
Iowa — 0.4%
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,287,080
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,072,010
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,583,986

		6,943,076
Kansas — 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	35,000	36,279
5.000%, 11/15/2020, Call 11/15/2019	765,000	793,779
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,044,540
Kansas Development Finance Authority, AGM, 5.250%, 11/1/2028, Call 11/1/2018	475,000	477,774

Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,096,740

		3,449,112
Kentucky — 1.0%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,139,440
5.000%, 9/1/2025	1,250,000	1,442,313
Kentucky Economic Development Finance Authority:
5.000%, 8/15/2041, Call 8/15/2027	1,500,000	1,615,335
5.000%, 8/15/2046, Call 8/15/2027	1,500,000	1,611,825
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,478,152
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	3,963,610
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	101,905
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,267,960
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,086,596
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,677,120
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	262,405

		17,646,661
Louisiana — 2.0%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,328,049
City of New Orleans Sewerage Service Revenue:
5.000%, 6/1/2021	800,000	860,744
5.000%, 6/1/2022	450,000	493,614
5.000%, 6/1/2023	500,000	558,835
5.000%, 6/1/2026, Call 6/1/2025	150,000	171,120
5.000%, 6/1/2027, Call 6/1/2025	200,000	227,896
5.000%, 6/1/2029, Call 6/1/2025	200,000	226,712
City of New Orleans Water System Revenue:

5.000%, 12/1/2021	500,000	542,540
5.000%, 12/1/2022	725,000	800,211
5.000%, 12/1/2024	765,000	875,290
5.000%, 12/1/2026, Call 12/1/2025	240,000	274,032
5.000%, 12/1/2029, Call 12/1/2025	350,000	396,935

City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,375,197
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	719,442
4.000%, 10/1/2021	675,000	713,988
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	610,000	628,825
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,455,958
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,753,275
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	902,320
New Orleans Aviation Board:
5.000%, 1/1/2043, Call 1/1/2027	1,500,000	1,678,395
5.000%, 1/1/2048, Call 1/1/2027	1,855,000	2,067,064
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,576,980
4.000%, 3/1/2021	3,585,000	3,727,181
Parish of St. James, 1.730%, 11/1/2040, Call 9/19/2018 (7)	6,000,000	6,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	777,845
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	210,000	178,448
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	505,435

		35,816,331
Maine — 0.7%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	328,314
Maine Health & Higher Educational Facilities Authority:
5.000%, 7/1/2043, Call 7/1/2028	1,500,000	1,680,285
5.000%, 7/1/2048, Call 7/1/2028	2,000,000	2,238,620
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,025,000	7,140,983
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,651,380

		13,039,582
Maryland — 1.0%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	841,600
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,085,590
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,082,710
Maryland Health & Higher Educational Facilities Authority:
5.000%, 5/15/2042, Call 5/15/2027	4,750,000	5,302,520
5.750%, 7/1/2034, Call 7/1/2021	775,000	854,112
Maryland Industrial Development Financing Authority, 1.720%, 3/1/2030, Call 9/19/2018 (7)	5,000,000	5,000,000
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	679,215
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,218,912

		18,064,659
Massachusetts — 1.5%
Commonwealth of Massachusetts, 5.250%, 9/1/2043, Call 9/1/2028 (9)	5,000,000	5,903,250
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,540,482
5.000%, 7/1/2027, Call 7/1/2025	125,000	144,654
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,505,294
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	538,900
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	534,965
Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (14)	500,000	531,560
5.250%, 1/1/2019	445,000	449,882
5.250%, 1/1/2019 (14)	1,150,000	1,161,293
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,185,140
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (14)	635,000	635,355
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	896,867

Massachusetts Water Resources Authority, 5.000%, 8/1/2043, Call 8/1/2028	8,600,000	9,984,256

		27,011,898
Michigan — 3.4%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	960,132
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	729,527
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,473,084
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	691,824
5.000%, 5/1/2026	500,000	579,790
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	394,039
Charter Township of Northville:
4.000%, 4/1/2021	400,000	419,032
4.000%, 4/1/2022	240,000	254,251
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,172
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 10/1/2018	95,000	95,256
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	105,321
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	210,448
5.000%, 10/1/2021	290,000	310,863
5.000%, 10/1/2022	290,000	316,373
5.000%, 10/1/2023	250,000	277,080
5.000%, 10/1/2024	300,000	336,258
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	929,462
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	429,368
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	348,525
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,323,144
5.000%, 5/1/2025	1,000,000	1,153,040
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,089,016
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,080,430
5.000%, 5/1/2022	1,000,000	1,102,620
5.000%, 5/1/2025	1,700,000	1,960,168
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	230,342
5.000%, 5/1/2027, Call 5/1/2025	230,000	263,074
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,756,934
5.250%, 5/1/2027, Call 5/1/2021	600,000	648,228
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,700,323
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,066,880
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	434,596
Jenison Public Schools:
5.000%, 5/1/2021	500,000	538,325
5.000%, 5/1/2022, Call 5/1/2021	560,000	606,553
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,081,380
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,067,680
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,021,860
5.000%, 5/1/2020	1,825,000	1,922,254
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,716,192
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,467,796
4.000%, 11/1/2029, Call 5/1/2025	940,000	993,392
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	219,586
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,130,280
5.000%, 7/1/2026, Call 7/1/2025	175,000	197,130
5.000%, 7/1/2027, Call 7/1/2025	600,000	673,116
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,062,660
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,662,300
5.000%, 7/1/2034, Call 7/1/2025	500,000	547,685
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,137,800

5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,103,760
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,677,810
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,674,390
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	900,464
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	228,136
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	485,460
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	266,145
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,789,165
5.000%, 5/1/2021	1,155,000	1,246,014
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2019	340,000	342,288
3.250%, 5/1/2020	90,000	91,748
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 1.660%, 5/1/2026 (5) (7)	3,000,000	3,000,000
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (14)	3,000,000	3,427,500
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,422,862
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	231,569
5.000%, 11/15/2025, Call 11/15/2018	285,000	286,944
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,253,052

		61,165,896
Minnesota — 0.3%
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	166,604
6.500%, 11/15/2038, Call 11/15/2018	905,000	913,724
City of Minneapolis St. Paul Housing & Redevelopment Authority:
4.000%, 8/15/2019	445,000	453,366
5.250%, 8/15/2025, Call 8/15/2020	275,000	291,742
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	226,733
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	413,396

Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	783,540	755,787
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	512,993	485,579
3.900%, 7/1/2030, Call 1/1/2022	530,000	541,252
5.000%, 1/1/2031, Call 7/1/2021	585,000	611,968

		4,860,151
Mississippi — 0.8%
Mississippi Business Finance Corp.:
1.560%, 12/1/2030, Call 9/4/2018 (7)	1,000,000	1,000,000
1.560%, 11/1/2035, Call 9/4/2018 (7)	6,600,000	6,600,000
Mississippi Development Bank:
3.125%, 10/1/2023	180,000	181,024
5.000%, 10/1/2023	2,505,000	2,706,402
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,317,960
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	150,157
West Rankin Utility Authority, AGM, 5.000%, 1/1/2048, Call 1/1/2028	2,000,000	2,241,840

		14,197,383
Missouri — 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,414,200
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	482,134
5.000%, 5/15/2020	125,000	131,427
5.000%, 5/15/2021	490,000	522,502
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	515,160
5.000%, 9/1/2023, Call 9/1/2019	300,000	309,096
5.000%, 10/1/2026, Call 10/1/2025	120,000	138,326
5.000%, 10/1/2028, Call 10/1/2025	115,000	131,843
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,029,730

City of St. Louis, 3.000%, 5/30/2019	1,000,000	1,007,280
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,104,096
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,090,270
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,359,070
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,085,760
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,157,040
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	344,794
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,052,850
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,085,120
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	595,000	610,262
4.000%, 5/1/2027, Call 5/1/2021	580,000	592,743
5.000%, 11/1/2027, Call 11/1/2019	170,000	174,094
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	694,056
5.750%, 1/1/2029, Call 1/1/2019	65,000	65,851
St. Louis County Industrial Development Authority:
2.850%, 9/1/2018	2,900,000	2,900,000
5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,079,580
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,045,290
5.000%, 3/1/2031, Call 3/1/2020	750,000	783,967
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,045,290

		29,951,831
Nebraska — 0.6%
Central Plains Energy Project:
5.000%, 9/1/2034	1,000,000	1,173,070
5.000%, 8/1/2039, Call 12/1/2019 (7)	1,000,000	1,036,250
Hospital Authority No. 1 of Lancaster County, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,041,540
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,082,850
Omaha Public Power District:
5.000%, 2/1/2036, Call 12/1/2027	1,000,000	1,158,540
5.000%, 2/1/2037, Call 12/1/2027	500,000	577,965
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	906,906
5.000%, 5/1/2027, Call 5/1/2022	585,000	642,429
5.000%, 5/1/2028, Call 5/1/2022	550,000	603,586
5.000%, 5/1/2029, Call 5/1/2022	660,000	723,334
Tender Option Bond Trust Receipts/Certificates, 1.630%, 11/1/2048, Call 11/1/2025 (5) (7)	1,200,000	1,200,000

		10,146,470
Nevada — 1.1%
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,240,255
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,344,300
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,116,830
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,536,280
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	3,966,530
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,014,940
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,624,250

		19,843,385
New Hampshire — 0.0%
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	730,000	738,132

New Jersey — 3.9%
Lyndhurst Township School District, School Bond Gty, 2.750%, 9/14/2018	2,000,000	2,000,540
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,066,660
5.000%, 6/15/2020	1,500,000	1,570,365
5.000%, 11/1/2021	4,600,000	4,945,276
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,856,500

New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	5,520,000	5,685,600

New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	260,000	264,953
New Jersey Transportation Trust Fund Authority:
2.560%, 6/15/2034, Call 6/15/2019 (7)	5,000,000	5,004,100
5.000%, 6/15/2022	500,000	541,205
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,112,110
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,107,770
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,389,950
5.250%, 12/15/2023	240,000	267,655
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,352,550
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,182,880
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,132,345
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	367,928
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	563,930
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,827,241
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,853,500
Tender Option Bond Trust Receipts/Certificates, 1.690%, 7/1/2025 (5) (7)	4,035,000	4,035,000
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,126,723
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,266,860
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,693,500
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	2,731,500

		68,946,641
New Mexico — 0.8%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	694,176
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	800,594	768,570
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	175,000	176,948
4.625%, 3/1/2028, Call 9/1/2021	510,000	524,907
5.350%, 3/1/2030, Call 9/1/2020	1,270,000	1,331,265
5.650%, 9/1/2039, Call 3/1/2019	90,000	91,165

New Mexico Municipal Energy Acquisition Authority, 2.145%, 11/1/2039, Call 2/1/2019 (7)	10,000,000	10,010,600

		13,597,631
New York — 5.8%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	168,615
5.000%, 12/1/2024	200,000	227,596
BB&T Municipal Trust, 2.360%, 11/15/2019 (5) (7)	265,421	265,453
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,087,100
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,382,511
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,053,030
City of New York:
1.560%, 8/1/2024, Call 9/19/2018 (7)	1,015,000	1,015,000
1.560%, 8/1/2035, Call 9/19/2018 (7)	2,550,000	2,550,000
5.000%, 8/1/2032, Call 2/1/2028	1,000,000	1,169,970
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,572,910
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	2,968,325
City of New York, AGC, 1.590%, 10/1/2021, Call 9/4/2018 (7) (8)	400,000	400,000
Long Island Power Authority:
2.107%, 5/1/2033, Call 10/1/2018 (7)	2,500,000	2,500,425
5.000%, 9/1/2042, Call 9/1/2027	1,000,000	1,132,960
Metropolitan Transportation Authority:
2.010%, 11/15/2044 (7)	1,000,000	998,450
5.000%, 11/15/2033, Call 5/15/2028	1,620,000	1,868,621
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,622,670
New York City Transitional Finance Authority Future Tax Secured Revenue:

1.520%, 8/1/2023, Call 9/19/2018 (7)	4,600,000	4,600,000
1.560%, 11/1/2029, Call 9/19/2018 (7)	5,000,000	5,000,000
1.560%, 5/1/2034, Call 9/19/2018 (7)	6,700,000	6,700,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,380,740
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,161,690
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,323,380
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,552,120
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,545,800
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	571,180
5.000%, 6/15/2029, Call 6/15/2024	600,000	683,676
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	750,137
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,279,978
5.000%, 3/15/2028, Call 3/15/2019	625,000	636,488
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	550,875
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	548,130
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,054,590
New York State Dormitory Authority, NATL-RE, 3.700%, 7/1/2029, Call 9/4/2018 (7) (8)	2,600,000	2,600,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,120,950
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (14)	2,500,000	2,569,200
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.860%, 5/1/2047, Call 9/19/2018 (5) (7)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 1.530%, 3/1/2022, Call 9/19/2018 (5) (7)	6,000,000	6,000,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	500,000	517,395
Tender Option Bond Trust Receipts/Certificates, 1.660%, 11/15/2044, Call 11/15/2021 (5) (7)	6,000,000	6,000,000
Triborough Bridge & Tunnel Authority:
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,751,700
5.000%, 11/15/2038, Call 11/15/2028	1,565,000	1,824,618
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,097,040
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,079,970
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	536,030

		103,419,323
North Carolina — 0.7%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	610,254
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,088,010
5.000%, 10/1/2024, Call 10/1/2021	835,000	907,971
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	260,668
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,550,920
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,833,106
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	95,000	96,369
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	220,000	224,974
North Carolina Medical Care Commission:
1.580%, 11/1/2034, Call 9/19/2018 (7)	600,000	600,000
4.000%, 6/1/2020	470,000	487,122
5.000%, 6/1/2027, Call 6/1/2022	500,000	548,650
North Carolina Turnpike Authority, 5.000%, 7/1/2047, Call 7/1/2026	750,000	814,598
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,264,741
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,769,565

		12,056,948
North Dakota — 1.5%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	664,813
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,548,785
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,879,989
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,371,174
City of Grand Forks:
4.000%, 12/1/2019	535,000	548,081

5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,054,600
City of West Fargo, 3.000%, 5/1/2023, Call 10/1/2018	185,000	185,078
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,770,075
5.000%, 6/1/2038, Call 6/1/2028	2,500,000	2,742,150
North Dakota Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	110,000	112,115
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,617,217
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,343,979
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,219,688
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,219,014
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,530,277
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,620,891

		26,427,926
Ohio — 3.9%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,077,860
City of Chillicothe, 5.000%, 12/1/2037, Call 12/1/2027	2,000,000	2,205,080
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,208,841
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,078,530
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,475,997
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,369,733
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	513,705
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,200,506
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,261,927
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,557,357
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,083,050
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	532,010
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,059,940
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,055,880
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	350,040
0.000%, 12/1/2025	600,000	503,394
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,064,580
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,228,560
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,179,340
5.000%, 5/15/2031, Call 5/15/2023	405,000	447,869
County of Franklin Sales Tax Revenue, 5.000%, 6/1/2048, Call 6/1/2028	3,000,000	3,475,860
County of Hamilton, 5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,475,185
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,056,364
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,234,509
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	994,653
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,386,742
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,189,822
FHLMC Multifamily VRD Certificates, 1.860%, 9/15/2033 (7)	3,495,000	3,495,000
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	784,519
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	713,202
4.000%, 12/1/2024, Call 12/1/2019	835,000	856,451
4.000%, 12/1/2025, Call 12/1/2019	855,000	876,965
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,649,231
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,754,471
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	890,921
New Albany Community Authority:
4.000%, 10/1/2020	590,000	614,928
5.000%, 10/1/2022	1,000,000	1,108,890
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,219,423
North Olmsted City School District:

5.000%, 12/1/2027, Call 12/1/2023	220,000	251,957
5.000%, 12/1/2028, Call 12/1/2023	365,000	418,020
5.000%, 12/1/2029, Call 12/1/2023	500,000	572,630
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,091,506
4.000%, 12/1/2021	795,000	836,674
4.000%, 12/1/2022	845,000	897,407
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.200%, 9/1/2029, Call 10/1/2018	1,000,000	1,002,040
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,479,971
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	246,807
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,221,638
Rib Floater Trust Various States, 1.810%, 11/15/2048, Call 10/1/2018 (5) (7)	5,000,000	5,000,000
State of Ohio, 1.450%, 11/1/2035 (7)	500,000	500,000
Tender Option Bond Trust Receipts/Certificates, 1.660%, 4/1/2026 (5) (7)	2,000,000	2,000,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	271,280

		69,021,265
Oklahoma — 0.7%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,210,320
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 10/1/2018	1,830,000	1,830,037
4.000%, 9/1/2018	415,000	415,000
4.000%, 9/1/2019	740,000	755,888
4.000%, 9/1/2020	700,000	723,415
4.000%, 9/1/2021	805,000	841,458
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	270,000	273,796
3.300%, 3/1/2031, Call 3/1/2022	650,000	654,407
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	10,000	10,000
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (14)	1,405,000	1,526,266
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,658,595
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,650,600

		12,549,782
Oregon — 0.6%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,095,610
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	761,367
City of Woodburn Wastewater Revenue:
0.000%, 3/1/2020	1,380,000	1,339,911
0.000%, 3/1/2021	1,215,000	1,152,306
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,798,080
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	270,972
5.000%, 9/1/2022	505,000	557,904
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	212,434
3.750%, 6/1/2021, Call 6/1/2019	220,000	222,869
4.000%, 6/1/2022, Call 6/1/2019	235,000	238,321
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,275,400

State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (14)	585,000	597,115

		11,522,289
Pennsylvania — 2.8%
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	750,000	824,812
5.000%, 11/1/2037, Call 11/1/2027	1,000,000	1,109,150
5.000%, 5/15/2038, Call 5/15/2025	255,000	277,522
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,803,867
5.000%, 5/15/2043, Call 5/15/2025	350,000	379,607
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,759,797
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,375,575
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	545,740

City of Pittsburgh, 4.000%, 9/1/2021	750,000	790,177
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,135,210
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,414,575
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,127,240
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,123,710
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,820,775
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,518,266
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	382,781
5.000%, 5/1/2022	430,000	464,658
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	568,764
Montgomery County Higher Education & Health Authority, 1.820%, 9/1/2050, Call 9/4/2018 (7)	8,000,000	8,000,000
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	753,810
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,426,626
Pennsylvania Economic Development Financing Authority, 2.125%, 11/1/2021 (7)	1,500,000	1,499,160
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	576,762
0.000%, 1/1/2021	600,000	558,252
5.000%, 1/1/2022	305,000	327,137
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2018 (14)	1,370,000	1,372,534
Pennsylvania Turnpike Commission:
2.540%, 12/1/2021, Call 6/1/2021 (7)	5,000,000	5,074,500
4.000%, 12/1/2023, Call 12/1/2019	105,000	108,011
4.000%, 12/1/2023, Call 12/1/2019	95,000	97,053
5.000%, 6/1/2021, Call 6/1/2019	715,000	732,932
5.000%, 12/1/2030, Call 12/1/2020 (13)	215,000	230,074
5.000%, 12/1/2030, Call 12/1/2020 (13)	120,000	128,004
5.000%, 12/1/2030, Call 12/1/2020 (13)	250,000	267,528
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,439,920
6.000%, 12/1/2034, Call 12/1/2020 (13)	55,000	60,058
6.000%, 12/1/2034, Call 12/1/2020 (13)	70,000	76,437
6.000%, 12/1/2034, Call 12/1/2020 (13)	270,000	294,206
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,065,782
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,107,170
Pittsburgh Water & Sewer Authority, AGM, 2.097%, 9/1/2040, Call 6/1/2020 (7)	2,055,000	2,059,131
Sayre Health Care Facilities Authority, 2.321%, 12/1/2024, Call 10/1/2018 (7)	225,000	226,377
Scranton School District, BAM SAW, 5.000%, 12/1/2034, Call 12/1/2027	1,500,000	1,680,000

		50,583,690
Rhode Island — 0.6%

Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	769,143
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (14)	185,000	187,449
4.000%, 12/1/2022, Call 12/1/2021 (14)	2,885,000	3,001,381
4.200%, 12/1/2018, Call 10/1/2018	600,000	601,428
4.250%, 12/1/2020, Call 10/1/2018	500,000	501,125
4.250%, 12/1/2025, Call 12/1/2021 (14)	2,205,000	2,279,044
4.500%, 12/1/2021, Call 10/1/2018	585,000	586,421
4.750%, 12/1/2028, Call 12/1/2021 (14)	545,000	566,849
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	866,065
4.000%, 3/15/2026, Call 3/15/2024	460,000	494,675

		9,853,580
South Carolina — 1.6%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	799,211
5.250%, 1/1/2028, Call 1/1/2022	475,000	517,964
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	532,070
5.000%, 10/1/2026, Call 10/1/2022	400,000	441,584

County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,124,600
5.000%, 11/1/2030, Call 11/1/2020	500,000	529,300
5.000%, 11/1/2031, Call 11/1/2024	360,000	402,541
Patriots Energy Group Financing Agency, 2.243%, 10/1/2048, Call 11/1/2023 (7)	8,000,000	8,000,000
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	481,216
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,093,140
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,888,808
5.000%, 11/15/2047, Call 11/15/2025	1,500,000	1,658,685
South Carolina Public Service Authority:
5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,610,274
5.500%, 1/1/2038, Call 1/1/2019	920,000	931,730
South Carolina State Housing Finance & Development Authority, GNMA COLL, 5.000%, 1/1/2028, Call 1/1/2020	45,000	45,961
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (13)	1,500,000	1,655,610
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	952,011
Tender Option Bond Trust Receipts/Certificates, 1.710%, 1/1/2020 (5) (7)	2,390,000	2,390,000

		28,054,705
South Dakota — 0.8%
City of Rapid City Airport Revenue:
5.500%, 12/1/2022, Call 12/1/2019	225,000	235,319
6.750%, 12/1/2031, Call 12/1/2019	500,000	528,200
7.000%, 12/1/2035, Call 12/1/2019	750,000	794,677
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	788,566
4.500%, 9/1/2018	500,000	500,000
4.500%, 9/1/2020	900,000	949,437
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,134,335
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,051,542
5.000%, 9/1/2019	200,000	206,504
5.000%, 11/1/2022	715,000	795,273
5.000%, 8/1/2023	375,000	422,636
5.000%, 11/1/2023	625,000	707,231
5.000%, 8/1/2024	195,000	222,641
5.000%, 11/1/2024	650,000	745,355
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,035,120
5.000%, 11/1/2025, Call 11/1/2024	600,000	685,434
5.000%, 9/1/2027, Call 9/1/2024	720,000	800,899
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,261,160

		13,864,329
Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,312,880
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2022 (7)	3,000,000	2,999,970
5.000%, 11/1/2027, Call 11/1/2021	500,000	540,055
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,129,550
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,853,426
5.250%, 9/1/2021	3,810,000	4,136,288
5.250%, 9/1/2022	250,000	276,345
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	914,021
4.125%, 1/1/2025, Call 1/1/2021	615,000	630,111
5.000%, 1/1/2027, Call 7/1/2019	45,000	45,559

		22,838,205
Texas — 6.7%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,092,510

Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	710,017
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,016,340
5.250%, 4/1/2021, Call 4/1/2020	400,000	418,364
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	817,130
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,150,400
5.000%, 9/1/2027, Call 9/1/2025	600,000	688,182
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,136,730
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,182,726
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	282,043
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	392,396
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,621,496
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	5,716,950
City of Houston Airport System Revenue, XLCA, 4.152%, 7/1/2032, Call 9/6/2018 (7) (8)	425,000	425,000
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	255,418
5.000%, 10/1/2027, Call 10/1/2024	240,000	271,006
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	641,190
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,326,112
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	777,776
5.000%, 8/15/2027, Call 8/15/2025	545,000	625,371
5.000%, 8/15/2028, Call 8/15/2025	835,000	954,155
5.000%, 8/15/2029, Call 8/15/2025	335,000	381,213
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,417,375
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,104,350
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,427,264
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,426,080
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,039,861
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,117,010
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	721,062
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,111,430
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,302,800
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,218,920
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,351,848
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	684,642
Grand Parkway Transportation Corp.:
0.000%, 10/1/2030, Call 10/1/2028 (13)	1,000,000	950,920
5.000%, 10/1/2043, Call 4/1/2028	5,000,000	5,719,150
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,576,904
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,658,375
Harris County Cultural Education Facilities Finance Corp.:
2.310%, 6/1/2020 (7)	2,000,000	2,016,860
2.390%, 6/1/2021 (7)	2,400,000	2,431,464
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,598,964
Harris County Flood Control District, 5.000%, 10/1/2030, Call 10/1/2027	1,900,000	2,241,145
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	458,008
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	567,886
Irving Hospital Authority, 5.000%, 10/15/2044, Call 6/30/2026	1,500,000	1,621,755
Katy Independent School District, PSF, 5.000%, 2/15/2043, Call 2/15/2028	1,500,000	1,722,510
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,187,230
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	795,476
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,544,646
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	597,814

Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2019	510,000	511,872
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2031, Call 11/15/2024	850,000	900,915
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,711,968
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,267,837
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,020,900
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	464,961
North Texas Tollway Authority:
2.360%, 1/1/2050, Call 10/1/2018 (7)	1,750,000	1,750,175
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,392,423
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,747,804
Northside Independent School District, PSF, 2.125%, 8/1/2040, Call 2/1/2019 (7)	2,030,000	2,032,050
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,136,690
Rib Floater Trust Various States:
1.740%, 6/1/2032, Call 4/1/2020 (5) (7)	7,000,000	7,000,000
1.740%, 11/1/2042, Call 11/1/2020 (5) (7)	3,165,000	3,165,000
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	538,215
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	416,160
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 9/21/2018	235,000	235,049
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,251,920
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	1,983,534
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,363,507
5.000%, 11/15/2040, Call 11/15/2026	3,250,000	3,496,155
5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,386,695
Tender Option Bond Trust Receipts/Certificates, 1.630%, 8/15/2027, Call 8/15/2022 (5) (7)	300,000	300,000
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,172,120
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,074,920
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,544,791

		118,359,935
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,457,321
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,050,490

		3,507,811
Utah — 0.6%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	880,311
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,035,660
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	356,428
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,632,015
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,410,559
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	994,391
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	532,248
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,107,150
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,443,208
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,092,047

		11,484,017
Vermont — 0.1%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	890,000	925,128
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (14)	130,000	132,787
5.000%, 6/15/2020 (14)	125,000	130,730

		1,188,645
Virginia — 0.3%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	547,070
Henrico County Economic Development Authority, AGM, 3.616%, 8/23/2027, Call 9/19/2018 (7) (8)	50,000	50,000
Stafford County Economic Development Authority:

5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,130,370
5.000%, 6/15/2030, Call 6/15/2026	700,000	785,092
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	779,978
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,837,397
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,040,930

		6,170,837
Washington — 1.5%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	180,348
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 11/1/2018	660,000	662,798
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,009,490
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,539,320
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	213,928
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	30,000	30,028
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,276,302
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,134,062
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	714,279
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	443,208
Tender Option Bond Trust Receipts/Certificates:
1.710%, 6/15/2033, Call 6/1/2019 (5) (7)	2,900,000	2,900,000
1.710%, 8/15/2042, Call 8/15/2022 (5) (7)	3,375,000	3,375,000
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	824,288
Washington State Housing Finance Commission:
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	940,724
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,277,150
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,195,920
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	770,025
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	870,480
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,071,337
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	563,732
5.000%, 12/1/2022	510,000	561,821

		27,554,240
West Virginia — 0.7%
West Virginia Hospital Finance Authority:
1.840%, 6/1/2033, Call 9/4/2018 (7)	8,000,000	8,000,000
5.000%, 1/1/2043, Call 1/1/2029 (9)	1,750,000	1,941,747
5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,533,050

		12,474,797
Wisconsin — 3.6%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	101,341
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	508,660
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	750,000	753,668
3.950%, 11/15/2024, Call 11/15/2019 (5)	1,000,000	1,012,210
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,066,660
5.000%, 11/15/2029	1,900,000	2,182,891
5.000%, 11/15/2030	1,230,000	1,418,411
5.000%, 7/1/2037, Call 7/1/2024	820,000	853,997
5.000%, 9/30/2037, Call 9/30/2027	250,000	275,853
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,035,140
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,559,750
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	857,288
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,183,580
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,668
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,739,785
5.750%, 5/1/2029, Call 5/1/2019	105,000	107,856
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,077,373

6.000%, 5/1/2033, Call 5/1/2019	135,000	138,891
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,316,890
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,021,631
Tender Option Bond Trust Receipts/Certificates, 1.630%, 11/15/2044 (5) (7)	4,320,000	4,320,000
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,217,568
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,514,788
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	574,569
5.250%, 12/15/2027	1,930,000	2,216,817
Wisconsin Health & Educational Facilities Authority:
4.000%, 2/15/2042, Call 2/15/2027	1,000,000	1,001,400
4.750%, 10/15/2029, Call 10/15/2021	605,000	641,385
5.000%, 6/1/2019	105,000	107,381
5.000%, 7/1/2019	340,000	349,115
5.000%, 7/1/2019	650,000	667,427
5.000%, 8/15/2019	250,000	257,765
5.000%, 8/15/2019	955,000	983,755
5.000%, 8/15/2020	1,060,000	1,123,049
5.000%, 3/1/2021	240,000	249,847
5.000%, 8/15/2021	1,160,000	1,259,714
5.000%, 3/1/2022	205,000	215,705
5.000%, 10/1/2022	750,000	832,282
5.000%, 12/15/2022	500,000	553,610
5.000%, 12/15/2023	500,000	562,480
5.000%, 12/15/2024	500,000	569,075
5.000%, 3/1/2025, Call 3/1/2024	315,000	335,173
5.000%, 6/1/2026, Call 6/1/2020	135,000	142,407
5.000%, 8/15/2027, Call 8/15/2022	500,000	554,610
5.000%, 12/15/2028, Call 12/15/2024	100,000	111,605
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,882,274
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,948,968
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,069,830
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,536,100
5.125%, 4/15/2031, Call 4/15/2023	250,000	283,655
5.250%, 6/1/2034, Call 6/1/2020	300,000	316,941
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,711,027
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,973,241

		64,323,106
Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,074,500

Total Municipals (identified cost $1,722,346,529)		1,758,008,770

Mutual Funds — 0.9%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,402,110
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,450,900
BlackRock Municipal Bond Trust	93,400	1,340,290
BlackRock Municipal Income Quality Trust	107,800	1,411,102
BlackRock Municipal Income Trust	107,000	1,392,070
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,116,130
BlackRock MuniYield Quality Fund, Inc.	105,000	1,439,550
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	513,162	5,162,410
Eaton Vance Municipal Income 2028 Term Trust	42,000	811,440

Total Mutual Funds (identified cost $15,779,501)		15,526,002

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
BMO Government Money Market Fund — Premier Class, 1.773% (4)	85,922	85,922

Total Short-Term Investments (identified cost $85,922)		85,922

Total Investments — 99.7% (identified cost $1,738,211,952)	1,773,620,694

Other Assets and Liabilities — 0.3%	5,738,089

Total Net Assets — 100.0%	$1,779,358,783

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2018 these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$ 169,630,650	9.53%

(7)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2018. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(8)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(9)	Purchased on a when-issued or delayed delivery basis.
(13)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(14)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 1.45%, as calculated based upon total portfolio market value.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a) (1) Code of Ethics. Filed herewith.

(a) (2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3) Not applicable.

(a)(4)  Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

By: /s/ John M. Blaser
John M. Blaser
President

November 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John M. Blaser
John M. Blaser
President
(Principal Executive Officer)

November 2, 2018

By: /s/ Timothy M. Bonin
Timothy M. Bonin
Treasurer
(Principal Financial Officer)

November 2, 2018